       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2013.

                                                            FILE NOS. 333-185791
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                          THE SECURITIES ACT OF 1933                         [ ]


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 1                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940                     [ ]

                                   Amendment No. 1                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                               MANDA GHAFERI, ESQ.
                             AIG LIFE AND RETIREMENT
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)



Approximate Date of Proposed Public Offering: Continuous



It is proposed that this filing will become effective:



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485





[X] on May 1, 2013 pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris II Platinum Series
                                                Variable Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris II Platinum Series
                                                Variable Annuity; Purchasing a
                                                Polaris II Platinum Series Variable
                                                Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris II Platinum Series
                                                Variable Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris II Platinum
                                                Series Variable Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        [POLARIS II PLATINUM SERIES LOGO]
                                   PROSPECTUS
                                   MAY 1, 2013

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               in connection with
                            VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices -Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invest exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.



UNDERLYING FUNDS:                                        MANAGED BY:
     Aggressive Growth                                   Wells Capital Management Incorporated
     Alliance Growth                                     AllianceBernstein L.P.
     American Funds Asset Allocation                     Capital Research and Management Company
     American Funds Global Growth                        Capital Research and Management Company
     American Funds Growth                               Capital Research and Management Company
     American Funds Growth-Income                        Capital Research and Management Company
     Asset Allocation                                    Edge Asset Management, Inc.
     Balanced                                            J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                    SunAmerica Asset Management Corp.
     Capital Appreciation                                Wellington Management Company, LLP
     Capital Growth                                      OppenheimerFunds, Inc.
     Cash Management                                     BofA Advisors, LLC
     Corporate Bond                                      Federated Investment Management Company
     Davis Venture Value                                 Davis Selected Advisers, L.P.
     "Dogs" of Wall Street                               SunAmerica Asset Management Corp.
     Emerging Markets                                    J.P. Morgan Investment Management Inc.
     Equity Opportunities                                OppenheimerFunds, Inc.
     Foreign Value                                       Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                     Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds Allocation    Franklin Templeton Services, LLC
       Fund
     Fundamental Growth                                  Wells Capital Management Incorporated
     Global Bond                                         Goldman Sachs Asset Management
                                                         International
     Global Equities                                     J.P. Morgan Investment Management Inc.
     Government and Quality Bond                         Wellington Management Company, LLP
     Growth                                              Wellington Management Company, LLP
     Growth-Income                                       J.P. Morgan Investment Management Inc.
     Growth Opportunities                                Invesco Advisers, Inc.
     High-Yield Bond                                     PineBridge Investments LLC
     International Diversified Equities                  Morgan Stanley Investment Management
                                                         Inc.
     International Growth and Income                     Putnam Investment Management, LLC
     Invesco V.I. American Franchise Fund, Series II     Invesco Advisers, Inc.
       Shares(1)
     Invesco V.I. Comstock Fund, Series II Shares(1)     Invesco Advisers, Inc.
     Invesco V.I. Growth and Income Fund, Series II      Invesco Advisers, Inc.
       Shares(1)
     Lord Abbett Growth and Income                       Lord, Abbett & Co. LLC
     Lord Abbett Mid Cap Stock                           Lord, Abbett & Co. LLC
     Marsico Focused Growth                              Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust                   Massachusetts Financial Services Company
     MFS Total Return                                    Massachusetts Financial Services Company
     Mid-Cap Growth                                      J.P. Morgan Investment Management Inc.
     Natural Resources                                   Wellington Management Company, LLP
     Real Estate                                         Davis Selected Advisers, L.P.
     Real Return                                         Wellington Management Company, LLP
     Small & Mid Cap Value                               AllianceBernstein L.P.
     Small Company Value                                 Franklin Advisory Services, LLC
     Technology                                          Columbia Management Investment Advisers,
                                                         LLC
     Telecom Utility                                     Massachusetts Financial Services Company
     Total Return Bond                                   Pacific Investment Management Company
                                                         LLC



(1) On May 1, 2013, the Invesco Van Kampen V.I. American Franchise Fund was renamed as the
  Invesco V.I. American Franchise Fund, the Invesco Van Kampen V.I. Comstock Fund was renamed as the Invesco V.I. Comstock Fund, and the Invesco Van Kampen V.I. Growth and Income Fund was
  renamed as the Invesco V.I. Growth and Income Fund.





Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.



To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2013. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GLOSSARY................................................................     3
HIGHLIGHTS..............................................................     4
FEE TABLE...............................................................     5
  Maximum Owner Transaction Expenses....................................     5
  Contract Maintenance Fee..............................................     5
  Separate Account Annual Expenses......................................     5
  Additional Optional Feature Fees......................................     5
     Optional MarketLock Income Plus Fee................................     5
     Optional MarketLock For Life Plus Fee..............................     5
     Optional MarketLock Fee............................................     5
  Underlying Fund Expenses..............................................     5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES....................................     6
THE POLARIS(II) PLATINUM SERIES VARIABLE ANNUITY........................     7
PURCHASING A POLARIS(II) PLATINUM SERIES VARIABLE ANNUITY...............     7
  Allocation of Purchase Payments.......................................     8
  Accumulation Units....................................................     9
  Free Look.............................................................     9
  Exchange Offers.......................................................    10
  Important Information for Military Servicemembers.....................    10
INVESTMENT OPTIONS......................................................    10
  Variable Portfolios...................................................    10
     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)....    11
     American Funds Insurance Series....................................    11
     Anchor Series Trust................................................    11
     Franklin Templeton Variable Insurance Products Trust...............    11
     Lord Abbett Series Fund, Inc. .....................................    11
     Seasons Series Trust...............................................    11
     SunAmerica Series Trust............................................    11
  Substitution, Addition or Deletion of Variable Portfolios.............    13
  Fixed Accounts........................................................    13
  Dollar Cost Averaging Fixed Accounts..................................    13
  Dollar Cost Averaging Program.........................................    14
  Polaris Portfolio Allocator Program...................................    14
  Transfers During the Accumulation Phase...............................    16
  Automatic Asset Rebalancing Program...................................    19
  Voting Rights.........................................................    19
ACCESS TO YOUR MONEY....................................................    19
  Free Withdrawal Amount................................................    19
  Systematic Withdrawal Program.........................................    21
  Nursing Home Waiver...................................................    21
  Minimum Contract Value................................................    21
  Qualified Contract Owners.............................................    21
OPTIONAL LIVING BENEFITS................................................    22
  MarketLock Income Plus................................................    22
  MarketLock For Life Plus..............................................    29
  MarketLock............................................................    36
MARKETLOCK EXTENSION....................................................    41
MARKETLOCK INCOME PLUS EXTENSION........................................    41
DEATH BENEFITS..........................................................    42
  Death Benefit Defined Terms...........................................    43
  Death Benefit.........................................................    44
  Spousal Continuation..................................................    44
EXPENSES................................................................    44
  Separate Account Expenses.............................................    44
  Withdrawal Charges....................................................    45
  Underlying Fund Expenses..............................................    45
  Contract Maintenance Fee..............................................    45
  Transfer Fee..........................................................    46
  Optional MarketLock Income Plus Fee...................................    46
  Optional MarketLock For Life Plus Fee.................................    46
  Optional MarketLock Fee...............................................    46
  Optional EstatePlus Fee...............................................    46
  Premium Tax...........................................................    46
  Income Taxes..........................................................    47
  Reduction or Elimination of Fees and Expenses and Additional Amounts
     Credited...........................................................    47
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF CONTRACT....................    47
ANNUITY INCOME OPTIONS..................................................    49
  The Income Phase......................................................    49
  Annuity Income Options................................................    49
  Fixed or Variable Annuity Income Payments.............................    50
  Annuity Income Payments...............................................    50
  Transfers During the Income Phase.....................................    50
  Deferment of Payments.................................................    50
TAXES...................................................................    50
  Annuity Contracts in General..........................................    51
  Tax Treatment of Distributions - Non-Qualified Contracts..............    51
  Tax Treatment of Distributions - Qualified Contracts..................    52
  Required Minimum Distributions........................................    53
  Tax Treatment of Death Benefits.......................................    53
  Tax Treatment of Optional Living Benefits.............................    53
  Contracts Owned by a Trust or Corporation.............................    54
  Gifts, Pledges and/or Assignments of a Contract.......................    54
  Diversification and Investor Control..................................    54
OTHER INFORMATION.......................................................    54
  The Distributor.......................................................    54
  The Company...........................................................    54
  The Separate Account..................................................    55
  The General Account...................................................    56
  Financial Statements..................................................    56
  Administration........................................................    57
  Legal Proceedings.....................................................    57
  Registration Statements...............................................    57
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.........................    58
APPENDIX A - CONDENSED FINANCIAL INFORMATION............................   A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION..............   B-1
APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES..........................   C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.............   D-1
APPENDIX E - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29,
  2006..................................................................   E-1
APPENDIX F - LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY
  1, 2008...............................................................   F-1
APPENDIX G - OPTIONAL DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH
  BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009....................   G-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon a spousal continuation.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.


GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.


GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) Platinum Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that Purchase Payment. Your contract provides for a free withdrawal amount each year. PLEASE SEE FEE TABLE, PURCHASING A POLARIS(II) PLATINUM SERIES VARIABLE ANNUITY, FREE WITHDRAWAL PROVISION AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.



PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS. IF APPLICABLE, STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.(1)


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES


(as a percentage of each Purchase
  Payment)(2)..............................    7%



TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)...............................................  $35



SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

  Separate Account Charge.........................           1.52%
  Optional EstatePlus Fee(4)......................           0.25%
                                                             =====
     Total Separate Account Annual Expenses.......           1.77%




ADDITIONAL OPTIONAL FEATURE FEES

You may have elected one of the following optional living benefits below, all of which are guaranteed minimum withdrawal benefits:

OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(5)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.85%
For Two Covered Persons...........................           1.10%


OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(5)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.75%
For Two Covered Persons...........................           1.00%


OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(6)

                                                        ANNUALIZED FEE
                                                     --------------------
All years in which the feature is in effect.......           0.50%


UNDERLYING FUND EXPENSES

(AS OF JANUARY 31, 2013)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES(7)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Underlying Funds, including
management fees, other expenses
and 12b-1 fees, if applicable)...    0.54%     1.55%



FOOTNOTES TO THE FEE TABLE:


(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX.


(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:

YEARS SINCE RECEIPT:..............................................   1    2    3    4    5    6    7    8+
                                                                     7%   6%   5%   4%   3%   2%   1%   0%




( ) Your contract provides for a free withdrawal amount each year. PLEASE SEE
    FREE WITHDRAWAL AMOUNT BELOW.

(3) The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

(4) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%. EstatePlus was only available for election on contracts issued prior to May 1, 2009.

(5) MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.

(6) MarketLock is an optional guaranteed minimum withdrawal benefit. The annual fee is calculated as a percentage of the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, please see OPTIONAL LIVING BENEFITS below.


(7) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2013. The minimum expense is for an Underlying Fund of American Funds Insurance Series Trust as of its fiscal year ended December 31, 2012. The Underlying Fund representing the maximum expense has a contractual fee waiver agreement in effect for a period of one year which reduces the management fee. Considering this fee waiver agreement, the maximum expense would be 1.53% for an Underlying Fund of SunAmerica Series Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.77%, optional MarketLock Income Plus feature (1.10%), and investment in an Underlying Fund with total expenses of 1.55%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,148     $1,852     $2,565     $4,590



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $448      $1,352     $2,265     $4,590





MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.54%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $914      $1,161     $1,434     $2,441



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $214       $661      $1,134     $2,441



EXPLANATION OF EXPENSE EXAMPLES

1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.

4. If you purchased your contract prior to May 1, 2008, you may have elected certain optional benefits that are no longer being offered to new contract owners. Please see Appendix F for details about those benefits, including applicable fees.

5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         THE POLARIS(II) PLATINUM SERIES
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.


This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.


As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PURCHASING A POLARIS(II) PLATINUM SERIES
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $2,000               $250                $100
------------------------------------------------------------------------------
   Non-Qualified          $5,000               $500                $100
------------------------------------------------------------------------------






Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract owners age 86 or older.



We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract.

The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.


Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

American General Life Insurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:



     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and



     2. multiplying it by one minus all applicable daily asset based charges.



We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.


If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of AGL.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable

Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2 SHARES

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                          MANAGED BY:                                     TRUST     ASSET CLASS
----------------                                          -----------                                     -----     -----------
Aggressive Growth                                         Wells Capital Management Incorporated           SAST      STOCK
Alliance Growth                                           AllianceBernstein L.P.                          SAST      STOCK
American Funds Asset Allocation                           Capital Research and Management Company         AFIS      BALANCED
American Funds Global Growth                              Capital Research and Management Company         AFIS      STOCK
American Funds Growth                                     Capital Research and Management Company         AFIS      STOCK
American Funds Growth-Income                              Capital Research and Management Company         AFIS      STOCK
Asset Allocation                                          Edge Asset Management, Inc.                     AST       BALANCED
Balanced                                                  J.P. Morgan Investment Management Inc.          SAST      BALANCED
Blue Chip Growth                                          SunAmerica Asset Management Corp.               SAST      STOCK
Capital Appreciation                                      Wellington Management Company, LLP              AST       STOCK
Capital Growth                                            OppenheimerFunds, Inc.                          SAST      STOCK
Cash Management                                           BofA Advisors, LLC                              SAST      CASH
Corporate Bond                                            Federated Investment Management Company         SAST      BOND
Davis Venture Value                                       Davis Selected Advisers, L.P.                   SAST      STOCK
"Dogs" of Wall Street                                     SunAmerica Asset Management Corp.               SAST      STOCK
Emerging Markets                                          J.P. Morgan Investment Management Inc.          SAST      STOCK
Equity Opportunities                                      OppenheimerFunds, Inc.                          SAST      STOCK
Foreign Value                                             Templeton Investment Counsel, LLC               SAST      STOCK
Franklin Income Securities Fund                           Franklin Advisers, Inc.                         FTVIPT    BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund     Franklin Templeton Services, LLC                FTVIPT    BALANCED
Fundamental Growth                                        Wells Capital Management Incorporated           SAST      STOCK
Global Bond                                               Goldman Sachs Asset Management International    SAST      BOND
Global Equities                                           J.P. Morgan Investment Management Inc.          SAST      STOCK
Government and Quality Bond                               Wellington Management Company, LLP              AST       BOND
Growth                                                    Wellington Management Company, LLP              AST       STOCK
Growth-Income                                             J.P. Morgan Investment Management Inc.          SAST      STOCK
Growth Opportunities                                      Invesco Advisers, Inc.                          SAST      STOCK
High-Yield Bond                                           PineBridge Investments LLC                      SAST      BOND
International Diversified Equities                        Morgan Stanley Investment Management Inc.       SAST      STOCK
International Growth and Income                           Putnam Investment Management, LLC               SAST      STOCK
Invesco V.I. American Franchise Fund, Series II Shares    Invesco Advisers, Inc.                          AVIF      STOCK
Invesco V.I. Comstock Fund, Series II Shares              Invesco Advisers, Inc.                          AVIF      STOCK
Invesco V.I. Growth and Income Fund, Series II Shares     Invesco Advisers, Inc.                          AVIF      STOCK
Lord Abbett Growth and Income                             Lord, Abbett & Co. LLC                          LASF      STOCK
Lord Abbett Mid Cap Stock                                 Lord, Abbett & Co. LLC                          LASF      STOCK
Marsico Focused Growth                                    Marsico Capital Management, LLC                 SAST      STOCK
MFS Massachusetts Investors Trust                         Massachusetts Financial Services Company        SAST      STOCK
MFS Total Return                                          Massachusetts Financial Services Company        SAST      BALANCED
Mid-Cap Growth                                            J.P. Morgan Investment Management Inc.          SAST      STOCK
Natural Resources                                         Wellington Management Company, LLP              AST       STOCK
Real Estate                                               Davis Selected Advisers, L.P.                   SAST      STOCK
Real Return                                               Wellington Management Company, LLP              SST       BOND
Small & Mid Cap Value                                     AllianceBernstein L.P.                          SAST      STOCK
Small Company Value                                       Franklin Advisory Services, LLC                 SAST      STOCK
Technology                                                Columbia Management Investment Advisers, LLC    SAST      STOCK
Telecom Utility                                           Massachusetts Financial Services Company        SAST      STOCK
Total Return Bond                                         Pacific Investment Management Company LLC       SAST      BOND




YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.


We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.


We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

This program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in either one of the four Polaris Portfolio Allocator models ("Models") or in one of the four Sample Portfolios. Each Model and Sample Portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Models allocate amongst the various asset classes to attempt to match certain combinations of investor's investment time horizon and risk tolerance. The Sample Portfolios allocate among the various investment categories and coincide with the recommended weightings for each Sample Portfolio's objective. Please consult your financial representative about investment in the program.

Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the program by electing a Model or Sample Portfolio when you purchase your variable annuity if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Model or Sample Portfolio most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Model or Sample Portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Model or Sample Portfolio through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in either one Model or one Sample Portfolio at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Model or Sample Portfolio. Investment outside of the Sample Portfolios is prohibited. If you attempt to split your investment in one or more Models, your investment may no longer be consistent with the Model's intended objectives and therefore, will effectively terminate your participation in the program. Additionally, if you invest in any Variable Portfolios in addition to investing in a Model, such an investment may no longer be consistent with the Model's intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Model or Sample Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Model or Sample Portfolio, your investment may no longer be consistent with the Model's or Sample Portfolio's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Model or Sample Portfolio to another Model or Sample Portfolio at any time; you will be transferred into the most current Model or Sample Portfolio available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Model or Sample Portfolio as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE POLARIS PORTFOLIO ALLOCATOR MODELS AND THE SAMPLE PORTFOLIOS

You can elect to have your investment in the Model or Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Model or Sample Portfolio you selected.

Over time, the Model or Sample Portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Model or Sample Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Model or Sample Portfolio's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult your financial representative about how to keep your Model or Sample Portfolio's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the Models no longer are consistent with their original investment goals.

If you choose to make investments outside of the Model, only those Variable Portfolios within the Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Model cannot be rebalanced if you wish to maintain your current Model.

If you elect an optional Living Benefit, you may elect a Model or Sample Portfolio that complies with the investment requirements of the optional Living Benefit and your Model or Sample Portfolio will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Models and Sample Portfolios are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Model or Sample Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Model or Sample Portfolio.

The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Models and Sample Portfolios may have been built. Also, allocation to a single investment category may outperform a Model or Sample Portfolio, so that you could have been better off investing in a single investment category than in a Model or Sample Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Model or Sample Portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.

The Models and Sample Portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Models or Sample Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Models or Sample Portfolios can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE MAY 1, 2013)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth             3.0%         4.0%         5.0%         7.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         2.0%         2.0%         4.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             2.0%         2.0%         2.0%         6.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     5.0%         6.0%         7.0%         8.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         3.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 Foreign Value                            2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         8.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         6.0%         7.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     0.0%         0.0%         0.0%         1.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       1.0%         1.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               5.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  6.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            0.0%         0.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   1.0%         2.0%         3.0%         5.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        8.0%         8.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Small Company Value                      0.0%         0.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       12.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------




The Models listed above are those that are currently available. We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.



SAMPLE PORTFOLIOS
(EFFECTIVE FEBRUARY 11, 2013 THROUGH APRIL 30, 2013)



---------------------------------------------------------------------------------
                                              BALANCED                    ALL
                                               TOWARD       GROWTH       EQUITY
            VARIABLE PORTFOLIOS                GROWTH       FOCUS        FOCUS
---------------------------------------------------------------------------------
 American Funds Global Growth                   12.0%        12.0%        17.0%
---------------------------------------------------------------------------------
 American Funds Growth                           9.0%        10.0%        10.0%
---------------------------------------------------------------------------------
 Corporate Bond                                  5.0%         0.0%         0.0%
---------------------------------------------------------------------------------
 Foreign Value                                  11.0%        15.0%        18.0%
---------------------------------------------------------------------------------
 Government and Quality Bond                    25.0%        20.0%         0.0%
---------------------------------------------------------------------------------
 Growth Opportunities                            3.0%         5.0%         6.0%
---------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series II
  Shares                                         6.0%        10.0%        13.0%
---------------------------------------------------------------------------------
 Invesco V.I. Growth and Income Fund,
  Series II Shares                               5.0%        10.0%        12.0%
---------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust               7.0%        10.0%        14.0%
---------------------------------------------------------------------------------
 MFS Total Return                               13.0%         0.0%         0.0%
---------------------------------------------------------------------------------
 Mid-Cap Growth                                  4.0%         8.0%        10.0%
---------------------------------------------------------------------------------
                                     TOTAL     100.0%       100.0%       100.0%
---------------------------------------------------------------------------------




The Sample Portfolios are no longer available for investment if your contract was issued on or after May 1, 2013. The Models and Sample Portfolios are reconfigured from time to time. However, once you invest in either a Model or Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Model and Sample Portfolio will not be changed by us. If you purchased your contract prior to the current allocations of the Models or Sample Portfolios specified above, any subsequent Purchase Payments will be invested in the same Model or Sample Portfolio as your current investment and will not be invested in the Model or Sample Portfolio allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model and Sample Portfolio in line with your investment goals over time.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2011 and within the previous twelve months (from August 17, 2010 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2011 must be submitted by U.S. Mail (from August 17, 2011 through August 16,
2012).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit with investment requirements, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an Optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, that additional amount will be treated as an Excess Withdrawal for purposes of calculating your Benefit Base and future income payments. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of (1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C=$5,000]
    D=Your full contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Currently, no optional living benefits are available with this product. If your contract was issued with an optional Living Benefit prior to May 1, 2008, please see Appendix F for details regarding certain differences to the Living Benefit provisions from those described below.

MARKETLOCK INCOME PLUS

What is MarketLock Income Plus?

MarketLock Income Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the maximum annual withdrawal amount allowable by the feature. The sum of withdrawals in any contract year up to the maximum annual withdrawal amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.

When and how may I elect MarketLock Income Plus?

You may elect MarketLock Income Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date").

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
   (based on the age of the older Owner)           45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature.

How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.

New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table below, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 10 years?

Yes, if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, are eligible to be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 62nd birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 62nd birthday                5% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON
     OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 62nd birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 62nd birthday                5% of Income Base
------------------------------------------------------------------------


If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

Are there investment requirements if I elect MarketLock Income Plus?

You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed account or a DCA Program, by indicating your target allocations in one of three ways:

     1. Invest 100% in the Cash Management Variable Portfolio

     2. Invest 100% in the Balanced Growth & Income Sample Portfolio or in Polaris Portfolio Allocator Model A, B or C

     3. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" and "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


SIXTH, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. PLEASE SEE THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX.


FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. PLEASE SEE "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" BELOW.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARY WAS GREATER THAN YOUR INCOME BASE ON THE BENEFIT YEAR ANNIVERSARY.

The Income Base Evaluation Period and the Income Credit Period can both be extended at the First Extension and if you elected the First Extension, at the Second Extension. Only the Income Base Evaluation Period can be extended on Subsequent Extensions.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, or if the First Extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit, if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                 ANNUALIZED FEE
------------------------------------------------------------------------
 For One Covered Person                        0.85% of Income Base
------------------------------------------------------------------------
 For Two Covered Persons                       1.10% of Income Base
------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at the time of First Extension.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").


Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us no later than 30 days after the end of each evaluation period. The components of the feature will change to those in effect at the time of extension, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.


If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock Income Plus be cancelled?

MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.

Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK INCOME PLUS BE CANCELLED?"

MARKETLOCK FOR LIFE PLUS

What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest contract anniversary value or the Income Base, as defined below, plus a potential additional amount ("Income Credit"). Thus, MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Income Base.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Life Plus?

You must have elected MarketLock For Life Plus at the time of contract issue. You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
   (based on the age of the older Owner)           45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit is calculated as 7% of the Income Credit Base, defined below. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary. PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK FOR LIFE PLUS CALCULATED?" BELOW FOR DETAILS.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 60th
                 birthday                        4% of Income Base
------------------------------------------------------------------------
    At least age 60 but prior to 76th
                 birthday                        5% of Income Base
------------------------------------------------------------------------
        On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON
     OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 60th
                 birthday                        4% of Income Base
------------------------------------------------------------------------
    At least age 60 but prior to 76th
                 birthday                        5% of Income Base
------------------------------------------------------------------------
        On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given benefit year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a benefit year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed account or a DCA Program, by indicating your target allocations in one of four ways:

     1. Invest 100% in the Cash Management Variable Portfolio

     2. Invest 100% in the Balanced Growth & Income Sample Portfolio or in Polaris Portfolio Allocator Model A, B or C

     3. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return

     4. Invest in accordance with the requirements outlined in the table below:



--------------------------------------------------------------------------------------
     INVESTMENT             INVESTMENT                   VARIABLE PORTFOLIOS
        GROUP               REQUIREMENT                 AND/OR FIXED ACCOUNTS
--------------------- ---------------------- -----------------------------------------
--------------------- ---------------------- -----------------------------------------
 A. Bond, Cash and          Minimum 20%       Cash Management
    Fixed                  Maximum 100%       Corporate Bond
    Accounts                                  Global Bond
                                              Government and Quality Bond
                                              Real Return
                                              Total Return Bond

                                              DCA FIXED ACCOUNTS
                                              DCA 6-Month
                                              1-Year DCA
                                              2-Year DCA

                                              FIXED ACCOUNTS
                                              1-Year Fixed (if available)
--------------------- ---------------------- -----------------------------------------

 B. Equity Maximum          Minimum 0%        Aggressive Growth
                            Maximum 80%       Alliance Growth
                                              American Funds Asset Allocation
                                              American Funds Global Growth
                                              American Funds Growth
                                              American Funds Growth-Income
                                              Asset Allocation
                                              Balanced
                                              Blue Chip Growth
                                              Capital Appreciation
                                              Davis Venture Value
                                              "Dogs" of Wall Street
                                              Equity Opportunities
                                              Foreign Value
                                              Franklin Income Securities Fund
                                              Franklin Templeton VIP Founding
                                                Funds Allocation Fund
                                              Fundamental Growth
                                              Global Equities
                                              Growth
                                              Growth-Income
                                              High-Yield Bond
                                              International Diversified Equities
                                              International Growth and Income
                                              Invesco V.I. American Franchise Fund,
                                                Series II Shares
                                              Invesco V.I. Comstock Fund, Series II
                                                Shares
                                              Invesco V.I. Growth and Income Fund,
                                                Series II Shares
                                              Lord Abbett Growth and Income
                                              Lord Abbett Mid Cap Stock
                                              Marsico Focused Growth
                                              MFS Massachusetts Investors Trust
                                              MFS Total Return
                                              Small & Mid Cap Value
                                              Telecom Utility
--------------------- ---------------------- -----------------------------------------
 C. Limited Equity          Minimum 0%        Capital Growth
                            Maximum 20%       Emerging Markets
                                              Growth Opportunities
                                              Mid-Cap Growth
                                              Natural Resources
                                              Real Estate
                                              Small Company Value
                                              Technology
--------------------- ---------------------- -----------------------------------------




For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" BELOW. However, you cannot extend the Income Credit Period.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

     (a) is the current Income Base; and

     (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS AVAILABLE:

The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the Income Credit plus the current Income Base.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the Contract Value or any other benefits under the Contract.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. PLEASE SEE WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS? BELOW.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:

------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                 ANNUALIZED FEE
------------------------------------------------------------------------
 For One Covered Person                        0.75% of Income Base
------------------------------------------------------------------------
 For Two Covered Persons                       1.00% of Income Base
------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income Credit Period, an Income Credit will not be added to your Income Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base are not reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS ON THE FEATURE.

What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Income Base Evaluation Period and the Income Credit Period end and the Income Credit Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Can I extend the Income Base Evaluation Period beyond 10 years?


There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS BEFORE THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. See "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?" Also, if you extend the Income Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.


If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary

Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.

What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or, if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK FOR LIFE PLUS BE CANCELLED?"

MARKETLOCK

What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. PLEASE SEE ACCESS TO YOUR MONEY
SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR INFORMATION REGARDING STATE AVAILABILITY.

The investment requirements applicable to MarketLock Income Plus and MarketLock For Life Plus, discussed above, are not applicable to MarketLock.

When and how can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.

How does MarketLock work?

MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. SEE THE MARKETLOCK SUMMARY TABLE BELOW.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.

MARKETLOCK SUMMARY TABLE:

------------------------------------------------------------------------------------
                                                 MINIMUM               INITIAL
                                                 ANNUAL                MINIMUM
                                               WITHDRAWAL            WITHDRAWAL
        TIME OF FIRST WITHDRAWAL               PERCENTAGE*             PERIOD
------------------------------------------------------------------------------------
  Before 7(th) Benefit Year anniversary            5%                 20 years
------------------------------------------------------------------------------------
     On or after 7(th) Benefit Year
                anniversary                        7%               14.28 years**
------------------------------------------------------------------------------------
 On or after the older contract owner's                           Life of the older
             65th birthday***                      5%              contract owner
------------------------------------------------------------------------------------


    * For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

    ** The fractional year indicates that the final withdrawal of the remaining
       Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

   *** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the withdrawal will be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" BELOW.

For details on the effects of withdrawals, please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current

Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.

Can I extend MarketLock beyond 7 years?


Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US PRIOR TO THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "HOW ARE THE COMPONENTS OF MARKETLOCK CALCULATED?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered after the guaranteed additional evaluation periods at our sole discretion.


If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: WITHDRAWALS REDUCE THE MAV BENEFIT BASE AS FOLLOWS:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

         If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of (a) or (b), where:

     (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

     (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

------------------------------------------------------------------------
          THE AMOUNT WITHDRAWN                   EFFECT ON MINIMUM
            IN A BENEFIT YEAR                    WITHDRAWAL PERIOD
------------------------------------------------------------------------
 Amounts up to the Maximum Annual             New Minimum Withdrawal
 Withdrawal Amount                         Period = the MAV Benefit Base
                                            (which includes a deduction
                                           for any previous withdrawal),
                                          divided by the current Maximum
                                             Annual Withdrawal Amount
------------------------------------------------------------------------
 Amounts in excess of the Maximum             New Minimum Withdrawal
 Annual Withdrawal Amount                      Period = the Minimum
                                            Withdrawal Period as of the
                                            prior contract anniversary
                                                  minus one year
------------------------------------------------------------------------


THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only once more. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. SEE DEATH BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

    * If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

    ** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              MARKETLOCK EXTENSION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information below is important to you if you purchased a contract between May 1, 2006 and April 30, 2007 and you elected the MarketLock living benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the seventh contract year. On or about your seventh contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional seven years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.



If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.



As with all important financial decisions, we recommend that you discuss this with your financial representative.



For information on the MarketLock living benefit you elected at the time of purchase, please SEE THE MARKETLOCK SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.



How do I elect the Extension?



To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts issued between May 1, 2006 and April 30, 2007 are detailed below. The MAV Evaluation Period may be extended for an additional 7 year period.





What is the fee if I elect the Extension?



If you elect the Extension, the fee for the feature will be increased by 0.25% as follows:



------------------------------------
     CURRENT         ANNUALIZED FEE
  ANNUALIZED FEE    AFTER EXTENSION
------------------------------------
       0.50%              0.75%
------------------------------------




As a reminder, you also have the option to cancel your MarketLock benefit on your seventh contract anniversary, or any contract anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the MarketLock benefit and you will no longer be charged the fee.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        MARKETLOCK INCOME PLUS EXTENSION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information below is important to you if you purchased a contract between May 1, 2008 and April 30, 2009 and you elected the MarketLock Income Plus living benefit. As described in the prospectus, the initial Income Base Evaluation Period and initial Income Credit Period ends after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "MLIP Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the MLIP Extension.



If you do not wish to elect the MLIP Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the MLIP Extension when it is offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.



As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus living benefit you elected at purchase, please SEE THE MARKETLOCK INCOME PLUS SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.



How do I elect the MLIP Extension?



To elect the MLIP Extension, you must complete the Election Form you will receive. The terms of the MLIP Extension for contract issued between May 1, 2008 and April 30, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.





What is the fee if I elect the MLIP Extension?



If you elect the MLIP Extension, the fee for the feature will be increased by 0.25% as follows:



------------------------------------------------
 NUMBER OF
  COVERED        CURRENT         ANNUALIZED FEE
  PERSONS     ANNUALIZED FEE    AFTER EXTENSION
------------------------------------------------
    One            0.85%              1.10%
------------------------------------------------
    Two            1.10%              1.35%
------------------------------------------------






What are the investment requirements if I elect the MLIP Extension?



If you elect the MLIP Extension, you must allocate your assets in accordance with one of the following options:



----------------------------------------------------------------

-------------
 Option 1     100% in one of the following:
                Polaris Portfolio Allocator A
                Polaris Portfolio Allocator B
----------------------------------------------------------------
 Option 2     100% to one or more of the following:
                American Funds Asset Allocation
                Asset Allocation
                Balanced
                Cash Management
                Franklin Income Securities Fund
                MFS Total Return
----------------------------------------------------------------




As a reminder, you also have the option to cancel your MarketLock Income Plus benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your feature, you will no longer receive the guarantees of the MarketLock Income Plus benefit and you will no longer be charged the fee.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options.

There are certain restrictions applicable to this program. No Purchase Payments are permitted. Optional features, including death benefits, elected by the original Owner are not available and any changes associated with these features will no longer be deducted. The contract may not be assigned and ownership may not be changed or jointly owned. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS

ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE FEATURES.

DEATH BENEFIT

MAXIMUM ANNIVERSARY VALUE

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company and/or The United States Life Insurance Company in the City of New York to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.52% of the average daily ending net asset value allocated to the Variable

Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES


The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

--------------------------------------------------------------------------------------------------------------------------
 YEAR OF
RECEIPT           1             2             3             4             5             6             7            8+
--------------------------------------------------------------------------------------------------------------------------
 WITH-
 DRAWAL
 CHARGE          7%            6%            5%            4%            3%            2%            1%            0%
--------------------------------------------------------------------------------------------------------------------------


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 2 shares of the American Funds Insurance Series, Class 3 shares of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of the Franklin Templeton Variable Insurance Products Trust, and Series II shares of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL MARKETLOCK INCOME PLUS FEE

The annualized MarketLock Income Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.85% of Income Base
--------------------------------------------------------
 For Two Covered Persons         1.10% of Income Base
--------------------------------------------------------


OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

The annualized MarketLock For Life Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

--------------------------------------------------------
 NUMBER OF COVERED PERSONS          ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.75% of Income Base
--------------------------------------------------------
 For Two Covered Persons         1.00% of Income Base
--------------------------------------------------------


If you purchased your contract prior to May 1, 2008, please see Appendix F for the fee applicable to this feature.

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

--------------------------------------------------------
                                    ANNUALIZED FEE
--------------------------------------------------------
 All years in which the       0.50% of MAV Benefit Base
  feature is in effect
--------------------------------------------------------


OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase

Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 7.75% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

Certain broker-dealers may limit crediting this additional amount to employees only.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           PAYMENTS IN CONNECTION WITH
                          DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2012 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS


You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.


The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE
INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY

ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.



If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.



Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:



     - after attaining age 59 1/2;



     - when paid to your Beneficiary after you die;



     - after you become disabled (as defined in the IRC);



     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;



     - under an immediate annuity contract;



     - when attributable to Purchase Payments made prior to August 14, 1982.



On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.



The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:



     - after attainment of age 59 1/2;



     - when paid to your Beneficiary after you die;



     - after you become disabled (as defined in the IRC);



     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;



     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);



     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);



     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;



     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);



     - for payment of health insurance if you are unemployed and meet certain requirements;



     - distributions from IRAs for qualifying higher education expenses or first home purchases;



     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;



     - payments to certain reservists called up for active duty after September 11, 2001; and



     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.



Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.



Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.



Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.



If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS


The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.



Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS


Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.



Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.


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                                OTHER INFORMATION
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THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway,

Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.



The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.



Until we update all the forms to reflect the SunAmerica Annuity merger into AGL, we may provide you with forms, statements or reports that still reflect SunAmerica Annuity as the issuer. You may also contact AGL at its Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number:
(800) 445-7862.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.



Through a series of transactions that closed on January 14, 2011, AIG exchanged various forms of government support for AIG Common Stock, and the Department of the Treasury became AIG's majority shareholder, with approximately 92 percent of outstanding AIG Common Stock at that time. The Department of the Treasury, as selling shareholder, sold all of its shares of AIG Common Stock through six registered public offerings completed in 2011 and 2012, with the sale of the Department of the Treasury's last remaining AIG shares on December 14, 2012.



The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica

Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX E FOR MORE INFORMATION.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix E for more information.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable, and AIG are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:


By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


The Company received and responded to industry-wide regulatory inquiries, including a multi-state audit and market conduct examination covering compliance with unclaimed property laws and a directive from the New York Department of Financial Services regarding claims settlement practices and other related state regulatory inquiries. AIG paid an $11 million regulatory assessment to the various state insurance departments that are parties to a regulatory settlement to defray costs of their examinations and monitoring. The Company paid $7.0 million of this amount. Although the Company has enhanced its claims practices to include use of the Social Security Administration Death Master File (SSDMF), it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.



In addition, the state of West Virginia has two lawsuits pending against the Company relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by the Company and by American General Life and Accident Insurance Company (which merged into the Company on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.



In addition, the Company invested a total of $490.7 million in WG Trading Company, L.P. ("WG Trading") in two separate transactions. The Company received back a total amount of $567.2 million from these investments. In August 2010, a court-appointed Receiver filed a lawsuit against the Company and other defendants seeking to recover any funds distributed in excess of the entities' investments. The Receiver asserts that WG Trading and WG Trading Investors, L.P. were operated as a "ponzi" scheme.



There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries.



As of April 30, 2013, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company
General Account
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/03        12/31/04        12/31/05        12/31/06        12/31/07
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$10.077      (a)$12.720      (a)$14.595      (a)$15.591      (a)$17.353
                                          (b)$10.067      (b)$12.678      (b)$14.510      (b)$15.461      (b)$17.165
       Ending AUV.......................  (a)$12.720      (a)$14.595      (a)$15.591      (a)$17.353      (a)$16.976
                                          (b)$12.678      (b)$14.510      (b)$15.461      (b)$17.165      (b)$16.750
       Ending Number of AUs.............  (a)142,870      (a)304,888      (a)375,556      (a)449,908      (a)494,528
                                          (b)28,027       (b)44,962       (b)49,579       (b)103,193      (b)109,263

------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$21.940      (a)$27.122      (a)$28.764      (a)$32.957      (a)$32.629
                                          (b)$21.905      (b)$27.011      (b)$28.575      (b)$32.659      (b)$32.252
       Ending AUV.......................  (a)$27.122      (a)$28.764      (a)$32.957      (a)$32.629      (a)$36.738
                                          (b)$27.011      (b)$28.575      (b)$32.659      (b)$32.252      (b)$36.224
       Ending Number of AUs.............  (a)594,386      (a)1,392,217    (a)1,794,665    (a)2,883,084    (a)3,130,060
                                          (b)69,502       (b)153,379      (b)174,011      (b)216,897      (b)211,232
------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS ASSET ALLOCATION - AFIS
Class 2 Shares
(Inception Date - 05/01/06)
       Beginning AUV....................  (a)N/A          (a)N/A          (a)N/A          (a)$15.340      (a)$16.092
                                          (b)N/A          (b)N/A          (b)N/A          (b)$15.204      (b)$15.923
       Ending AUV.......................  (a)N/A          (a)N/A          (a)N/A          (a)$16.092      (a)$16.888
                                          (b)N/A          (b)N/A          (b)N/A          (b)$15.923      (b)$16.669
       Ending Number of AUs.............  (a)N/A          (a)N/A          (a)N/A          (a)67,202       (a)244,925
                                          (b)N/A          (b)N/A          (b)N/A          (b)6,364        (b)14,934
------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL GROWTH - AFIS
Class 2 Shares
(Inception Date - 09/30/02)

       Beginning AUV....................  (a)$10.949      (a)$14.590      (a)$16.310      (a)$18.325      (a)$21.736
                                          (b)$10.936      (b)$14.537      (b)$16.209      (b)$18.167      (b)$21.494
       Ending AUV.......................  (a)$14.590      (a)$16.310      (a)$18.325      (a)$21.736      (a)$24.587
                                          (b)$14.537      (b)$16.209      (b)$18.167      (b)$21.494      (b)$24.253
       Ending Number of AUs.............  (a)987,076      (a)2,812,544    (a)4,027,489    (a)6,042,742    (a)6,567,817
                                          (b)150,027      (b)342,128      (b)467,974      (b)573,074      (b)599,813

------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH - AFIS Class 2
Shares
(Inception Date - 09/30/02)

       Beginning AUV....................  (a)$10.884      (a)$14.667      (a)$16.252      (a)$18.599      (a)$20.190
                                          (b)$10.876      (b)$14.621      (b)$16.161      (b)$18.448      (b)$19.977
       Ending AUV.......................  (a)$14.667      (a)$16.252      (a)$18.599      (a)$20.190      (a)$22.342
                                          (b)$14.621      (b)$16.161      (b)$18.448      (b)$19.977      (b)$22.050
       Ending Number of AUs.............  (a)2,448,300    (a)5,672,455    (a)7,536,454    (a)10,276,882   (a)10,564,026
                                          (b)389,740      (b)801,832      (b)918,406      (b)944,300      (b)915,712

------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME - AFIS
Class 2 Shares
(Inception Date - 09/30/02)

       Beginning AUV....................  (a)$10.884      (a)$14.197      (a)$15.434      (a)$16.088      (a)$18.254
                                          (b)$10.872      (b)$14.148      (b)$15.342      (b)$15.952      (b)$18.055
       Ending AUV.......................  (a)$14.197      (a)$15.434      (a)$16.088      (a)$18.254      (a)$18.886
                                          (b)$14.148      (b)$15.342      (b)$15.952      (b)$18.055      (b)$18.633
       Ending Number of AUs.............  (a)3,073,765    (a)6,612,702    (a)8,534,528    (a)11,183,729   (a)11,980,460
                                          (b)484,620      (b)901,903      (b)1,023,719    (b)1,060,289    (b)1,050,719

------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
       Beginning AUV....................  (a)N/A          (a)N/A          (a)N/A          (a)$23.604      (a)$24.966
                                          (b)N/A          (b)N/A          (b)N/A          (b)$23.604      (b)$24.934
       Ending AUV.......................  (a)N/A          (a)N/A          (a)N/A          (a)$24.966      (a)$26.599
                                          (b)N/A          (b)N/A          (b)N/A          (b)$24.934      (b)$26.499
       Ending Number of AUs.............  (a)N/A          (a)N/A          (a)N/A          (a)4,146        (a)5,704
                                          (b)N/A          (b)N/A          (b)N/A          (b)370          (b)553
------------------------------------------------------------------------------------------------------------------------
                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/08        12/31/09        12/31/10        12/31/11        12/31/12
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$16.976      (a)$7.892       (a)$10.892      (a)$12.966      (a)$12.486
                                          (b)$16.750      (b)$7.768       (b)$10.694      (b)$12.698      (b)$12.198
       Ending AUV.......................  (a)$7.892       (a)$10.892      (a)$12.966      (a)$12.486      (a)$14.256
                                          (b)$7.768       (b)$10.694      (b)$12.698      (b)$12.198      (b)$13.892
       Ending Number of AUs.............  (a)491,661      (a)454,193      (a)447,748      (a)405,017      (a)339,282
                                          (b)43,394       (b)37,199       (b)26,327       (b)22,128       (b)27,160

------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$36.738      (a)$21.389      (a)$29.638      (a)$32.099      (a)$30.810
                                          (b)$36.224      (b)$21.037      (b)$29.077      (b)$31.413      (b)$30.076
       Ending AUV.......................  (a)$21.389      (a)$29.638      (a)$32.099      (a)$30.810      (a)$35.293
                                          (b)$21.037      (b)$29.077      (b)$31.413      (b)$30.076      (b)$34.366
       Ending Number of AUs.............  (a)2,794,859    (a)2,360,694    (a)2,053,518    (a)1,681,228    (a)1,414,853
                                          (b)180,654      (b)154,925      (b)134,216      (b)105,737      (b)79,860
------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS ASSET ALLOCATION - AFIS
Class 2 Shares
(Inception Date - 05/01/06)
       Beginning AUV....................  (a)$16.888      (a)$11.724      (a)$14.318      (a)$15.865      (a)$15.828
                                          (b)$16.669      (b)$11.543      (b)$14.061      (b)$15.541      (b)$15.467
       Ending AUV.......................  (a)$11.724      (a)$14.318      (a)$15.865      (a)$15.828      (a)$18.113
                                          (b)$11.543      (b)$14.061      (b)$15.541      (b)$15.467      (b)$17.655
       Ending Number of AUs.............  (a)366,982      (a)404,127      (a)384,749      (a)333,074      (a)286,061
                                          (b)13,872       (b)14,092       (b)14,046       (b)12,246       (b)11,963
------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL GROWTH - AFIS
Class 2 Shares
(Inception Date - 09/30/02)

       Beginning AUV....................  (a)$24.587      (a)$14.919      (a)$20.911      (a)$23.014      (a)$20.653
                                          (b)$24.253      (b)$14.680      (b)$20.524      (b)$22.531      (b)$20.169
       Ending AUV.......................  (a)$14.919      (a)$20.911      (a)$23.014      (a)$20.653      (a)$24.930
                                          (b)$14.680      (b)$20.524      (b)$22.531      (b)$20.169      (b)$24.285
       Ending Number of AUs.............  (a)5,922,495    (a)5,257,936    (a)4,681,236    (a)3,978,363    (a)3,246,339
                                          (b)513,299      (b)448,096      (b)368,729      (b)309,572      (b)248,177

------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH - AFIS Class 2
Shares
(Inception Date - 09/30/02)

       Beginning AUV....................  (a)$22.342      (a)$12.329      (a)$16.929      (a)$19.788      (a)$18.656
                                          (b)$22.050      (b)$12.137      (b)$16.624      (b)$19.383      (b)$18.229
       Ending AUV.......................  (a)$12.329      (a)$16.929      (a)$19.788      (a)$18.656      (a)$21.661
                                          (b)$12.137      (b)$16.624      (b)$19.383      (b)$18.229      (b)$21.112
       Ending Number of AUs.............  (a)9,481,447    (a)8,439,364    (a)7,333,394    (a)6,017,458    (a)4,859,759
                                          (b)829,957      (b)717,032      (b)567,186      (b)434,966      (b)342,188

------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME - AFIS
Class 2 Shares
(Inception Date - 09/30/02)

       Beginning AUV....................  (a)$18.886      (a)$11.561      (a)$14.944      (a)$16.399      (a)$15.856
                                          (b)$18.663      (b)$11.377      (b)$14.670      (b)$16.059      (b)$15.489
       Ending AUV.......................  (a)$11.561      (a)$14.944      (a)$16.399      (a)$15.856      (a)$18.347
                                          (b)$11.377      (b)$14.670      (b)$16.059      (b)$15.489      (b)$17.876
       Ending Number of AUs.............  (a)10,661,649   (a)9,526,732    (a)8,469,221    (a)7,128,666    (a)5,927,575
                                          (b)913,921      (b)807,327      (b)671,491      (b)529,376      (b)436,490

------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
       Beginning AUV....................  (a)$26.599      (a)$20.109      (a)$24.162      (a)$27.027      (a)$26.799
                                          (b)$26.499      (b)$19.984      (b)$23.952      (b)$26.725      (b)$26.433
       Ending AUV.......................  (a)$20.109      (a)$24.162      (a)$27.027      (a)$26.799      (a)$29.473
                                          (b)$19.984      (b)$23.952      (b)$26.725      (b)$26.433      (b)$28.999
       Ending Number of AUs.............  (a)8,316        (a)8,273        (a)11,781       (a)17,374       (a)14,810
                                          (b)553          (b)553          (b)553          (b)553          (b)553
------------------------------------------------------------------------------------------------------------------------



                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/03        12/31/04        12/31/05        12/31/06        12/31/07
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

BALANCED - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$12.509      (a)$14.149      (a)$14.844      (a)$14.860      (a)$16.185
                                          (b)$12.492      (b)$14.093      (b)$14.748      (b)$14.727      (b)$16.001
       Ending AUV.......................  (a)$14.149      (a)$14.844      (a)$14.860      (a)$16.185      (a)$16.762
                                          (b)$14.093      (b)$14.748      (b)$14.727      (b)$16.001      (b)$16.529
       Ending Number of AUs.............  (a)233,499      (a)379,968      (a)350,110      (a)419,732      (a)481,284
                                          (b)46,635       (b)55,278       (b)61,926       (b)62,295       (b)61,881
------------------------------------------------------------------------------------------------------------------------

BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$4.659       (a)$5.769       (a)$5.965       (a)$6.009       (a)$6.292
                                          (b)$4.646       (b)$5.739       (b)$5.919       (b)$5.948       (b)$6.213
       Ending AUV.......................  (a)$5.769       (a)$5.965       (a)$6.009       (a)$6.292       (a)$7.051
                                          (b)$5.739       (b)$5.919       (b)$5.948       (b)$6.213       (b)$6.944
       Ending Number of AUs.............  (a)414,391      (a)752,019      (a)785,592      (a)895,957      (a)1,102,100
                                          (b)40,274       (b)87,552       (b)73,940       (b)109,597      (b)109,074
------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$25.794      (a)$33.529      (a)$35.945      (a)$39.429      (a)$43.161
                                          (b)$25.769      (b)$33.414      (b)$35.732      (b)$39.097      (b)$42.691
       Ending AUV.......................  (a)$33.529      (a)$35.945      (a)$39.429      (a)$43.161      (a)$54.156
                                          (b)$33.414      (b)$35.732      (b)$39.097      (b)$42.691      (b)$53.432
       Ending Number of AUs.............  (a)1,159,548    (a)2,519,158    (a)3,345,891    (a)4,374,300    (a)4,480,619
                                          (b)137,361      (b)277,447      (b)313,930      (b)340,891      (b)327,440
------------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
       Beginning AUV....................  (a)N/A          (a)N/A          (a)N/A          (a)$7.423       (a)$8.061
                                          (b)N/A          (b)N/A          (b)N/A          (b)$7.423       (b)$8.043
       Ending AUV.......................  (a)N/A          (a)N/A          (a)N/A          (a)$8.061       (a)$8.993
                                          (b)N/A          (b)N/A          (b)N/A          (b)$8.043       (b)$8.951
       Ending Number of AUs.............  (a)N/A          (a)N/A          (a)N/A          (a)2,736        (a)1,314,618
                                          (b)N/A          (b)N/A          (b)N/A          (b)1,152        (b)72,507
------------------------------------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$13.018      (a)$12.878      (a)$12.756      (a)$12.882      (a)$13.243
                                          (b)$12.985      (b)$12.811      (b)$12.659      (b)$12.752      (b)$13.076
       Ending AUV.......................  (a)$12.878      (a)$12.756      (a)$12.882      (a)$13.243      (a)$13.597
                                          (b)$12.811      (b)$12.659      (b)$12.752      (b)$13.076      (b)$13.392
       Ending Number of AUs.............  (a)2,514,514    (a)4,601,605    (a)4,581,317    (a)6,262,248    (a)7,564,142
                                          (b)261,745      (b)401,041      (b)418,314      (b)554,158      (b)785,450
------------------------------------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$14.704      (a)$16.174      (a)$16.975      (a)$16.995      (a)$17.675
                                          (b)$14.702      (b)$16.133      (b)$16.889      (b)$16.867      (b)$17.498
       Ending AUV.......................  (a)$16.174      (a)$16.975      (a)$16.995      (a)$17.675      (a)$18.316
                                          (b)$16.133      (b)$16,889      (b)$16.867      (b)$17.498      (b)$18.087
       Ending Number of AUs.............  (a)946,263      (a)2,446,329    (a)3,611,661    (a)5,353,272    (a)7,944,595
                                          (b)149,828      (b)295,085      (b)384,057      (b)416,742      (b)471,398
------------------------------------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$21.460      (a)$28.069      (a)$31.304      (a)$34.019      (a)$38.538
                                          (b)$21.427      (b)$27,956      (b)$31.099      (b)$33.712      (b)$38.095
       Ending AUV.......................  (a)$28.069      (a)$31.304      (a)$34.019      (a)$38.538      (a)$40.004
                                          (b)$27.956      (b)$31.099      (b)$33.712      (b)$38.095      (b)$39.445
       Ending Number of AUs.............  (a)1,725,140    (a)3,961,597    (a)5,339,469    (a)7,089,919    (a)7,953,979
                                          (b)262,216      (b)477,981      (b)510,164      (b)604,054      (b)616,966
------------------------------------------------------------------------------------------------------------------------

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/08        12/31/09        12/31/10        12/31/11        12/31/12
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

BALANCED - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$16.762      (a)$12.208      (a)$14.876      (a)$16.345      (a)$16.424
                                          (b)$16.529      (b)$12.009      (b)$14.597      (b)$15.998      (b)$16.034
       Ending AUV.......................  (a)$12.208      (a)$14.876      (a)$16.345      (a)$16.424      (a)$18.253
                                          (b)$12.009      (b)$14.597      (b)$15.998      (b)$16.034      (b)$17.776
       Ending Number of AUs.............  (a)440,594      (a)436,930      (a)509,710      (a)462,920      (a)467,325
                                          (b)64,555       (b)69,139       (b)63,271       (b)41,985       (b)37,804
------------------------------------------------------------------------------------------------------------------------

BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$7.051       (a)$4.225       (a)$5.681       (a)$6.279       (a)$5.824
                                          (b)$6.944       (b) $4.151      (b)$5.567       (b)$6.138       (b)$5.679
       Ending AUV.......................  (a)$4.225       (a)$5.681       (a)$6.279       (a)$5.824       (a)$6.384
                                          (b)$4.151       (b)$5.567       (b)$6.138       (b)$5.679       (b)$6.210
       Ending Number of AUs.............  (a)1,033,941    (a)1,156,153    (a)1,232,362    (a)1,108,369    (a)990,421
                                          (b)74,728       (b)80,378       (b)78,518       (b)67,436       (b)51,238
------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$54.156      (a)$31.735      (a)$42.640      (a)$51.414      (a)$46.952
                                          (b)$53.432      (b)$31.233      (b)$41.860      (b)$50.348      (b)$45.863
       Ending AUV.......................  (a)$31.735      (a)$42.640      (a)$51.414      (a)$46.952      (a)$57.150
                                          (b)$31.233      (b)$41.860      (b)$50.348      (b)$45.863      (b)$55.685
       Ending Number of AUs.............  (a)4,311,735    (a)3,820,586    (a)3,273,076    (a)2,863,451    (a)2,344,932
                                          (b)294,449      (b)251,069      (b)201,084      (b)173,110      (b)136,941
------------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
       Beginning AUV....................  (a)$8.993       (a)$4.845       (a)$6.831       (a)$7.330       (a)$7.107
                                          (b)$8.951       (b)$4.810       (b)$6.764       (b)$7.241       (b)$7.003
       Ending AUV.......................  (a)$4.845       (a)$6.831       (a)$7.330       (a)$7.107       (a)$7.954
                                          (b)$4.810       (b)$6.764       (b)$7.241       (b)$7.003       (b)$7.819
       Ending Number of AUs.............  (a)2,819,772    (a)2,478,783    (a)2,311,609    (a)2,026,729    (a)1,825,844
                                          (b)99,050       (b)82,717       (b)72,288       (b)59,146       (b)50,706
------------------------------------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$13.597      (a)$13.516      (a)$13.286      (a)$13.022      (a)$12.758
                                          (b)$13.392      (b)$13.280      (b)$13.020      (b)$12.730      (b)$12.441
       Ending AUV.......................  (a)$13.516      (a)$13.286      (a)$13.022      (a)$12.758      (a)$12.503
                                          (b)$13.280      (b)$13.020      (b)$12.730      (b)$12.441      (b)$12.162
       Ending Number of AUs.............  (a)12,573,373   (a)8,170,302    (a)6,120,505    (a)5,247,839    (a)4,511,830
                                          (b)1,002,411    (b)728,577      (b)546,273      (b)385,534      (b)383,083
------------------------------------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$18.316      (a)$16.594      (a)$21.354      (a)$23.280      (a)$24.338
                                          (b)$18.087      (b)$16.346      (b)$20.982      (b)$22.817      (b)$23.795
       Ending AUV.......................  (a)$16.594      (a)$21.354      (a)$23.280      (a)$24.338      (a)$26.640
                                          (b)$16.346      (b)$20.982      (b)$22.817      (b)$23.795      (b)$25.981
       Ending Number of AUs.............  (a)7,874,390    (a)7,757,865    (a)7,077,643    (a)5,847,674    (a)5,176,059
                                          (b)583,066      (b)538,051      (b)469,858      (b)410,465      (b)313,257
------------------------------------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$40.004      (a)$24.304      (a)$31.879      (a)$35.135      (a)$33.058
                                          (b)$39.445      (b)$23.904      (b)$31.277      (b)$34.385      (b)$32.272
       Ending AUV.......................  (a)$24.304      (a)$31.879      (a)$35.135      (a)$33.058      (a)$36.607
                                          (b)$23.904      (b)$31.277      (b)$34.385      (b)$32.272      (b)$35.647
       Ending Number of AUs.............  (a)7,456,868    (a)6,697,843    (a)5,929,830    (a)5,057,127    (a)4,298,337
                                          (b)515,459      (b)419,670      (b)349,479      (b)291,370      (b)241,507
------------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/03        12/31/04        12/31/05        12/31/06        12/31/07
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$8.902       (a)$10.500      (a)$11.309      (a)$10.807      (a)$12.916
                                          (b)$8.901       (b)$10.471      (b)$11.249      (b)$10.723      (b)$12.783
       Ending AUV.......................  (a)$10.500      (a)$11.309      (a)$10.807      (a)$12.916      (a)$12.444
                                          (b)$10.471      (b)$11.249      (b)$10.723      (b)$12.783      (b)$12.284
       Ending Number of AUs.............  (a)263,040      (a)418,075      (a)463,718      (a)597,474      (a)608,503
                                          (b)66,688       (b)67,748       (b)65,627       (b)59,804       (b)62,551
------------------------------------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$5.958       (a)$8.933       (a)$10.934      (a)$14.738      (a)$18.981
                                          (b)$5.952       (b)$8.902       (b)$10.868      (b)$14.613      (b)$18.773
       Ending AUV.......................  (a)$8.933       (a)$10.934      (a)$14.738      (a)$18.981      (a)$26.368
                                          (b)$8.902       (b)$10.868      (b)$14.613      (b)$18.773      (b)$26.014
       Ending Number of AUs.............  (a)186,478      (a)456,021      (a)761,320      (a)1,649,432    (a)2,461,859
                                          (b)42,556       (b)92,068       (b)116,625      (b)167,163      (b)173,478
------------------------------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$12.912      (a)$16.184      (a)$17.475      (a)$17.970      (a)$20.603
                                          (b)$12.895      (b)$16.122      (b)$17.365      (b)$17.813      (b)$20.371
       Ending AUV.......................  (a)$16.184      (a)$17.475      (a)$17.970      (a)$20.603      (a)$20.262
                                          (b)$16.122      (b)$17.365      (b)$17.813      (b)$20.371      (b)$19.984
       Ending Number of AUs.............  (a)226,851      (a)622,734      (a)822,351      (a)903,364      (a)948,393
                                          (b)27,080       (b)85,742       (b)87,622       (b)88,580       (b)89,095
------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME SECURITIES - FTVIPT
Class 2 Shares
(Inception Date - 02/04/08)
       Beginning AUV....................  (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                          (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)N/A
       Ending AUV.......................  (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                          (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)N/A
       Ending Number of AUs.............  (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                          (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)N/A
------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VIP FOUNDING FUNDS
ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
       Beginning AUV....................  (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                          (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)N/A
       Ending AUV.......................  (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                          (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)N/A
       Ending Number of AUs.............  (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                          (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)N/A
------------------------------------------------------------------------------------------------------------------------

FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$9.407       (a)$12.463      (a)$14.701      (a)$15.918      (a)$19.918
                                          (b)$9.390       (b)$12.410      (b)$14.602      (b)$15.770      (b)$19.684
       Ending AUV.......................  (a)$12.463      (a)$14.701      (a)$15.918      (a)$19.918      (a)$22.377
                                          (b)$12.410      (b)$14.602      (b)$15.770      (b)$19.684      (b)$22.059
       Ending Number of AUs.............  (a)2,457,488    (a)5,451,685    (a)7,478,428    (a)8,464,352    (a)8,278,169
                                          (b)361,907      (b)731,789      (b)832,008      (b)805,836      (b)750,840
------------------------------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$13.785      (a)$16.795      (a)$17.326      (a)$18.055      (a)$18.764
                                          (b)$13.756      (b)$16.718      (b)$17.203      (b)$17.882      (b)$18.539
       Ending AUV.......................  (a)$16.795      (a)$17.326      (a)$18.055      (a)$18.764      (a)$21.243
                                          (b)$16.718      (b)$17.203      (b)$17.882      (b)$18.539      (b)$20.935
       Ending Number of AUs.............  (a)91,097       (a)103,249      (a)135,003      (a)130,613      (a)997,044
                                          (b)14,803       (b)28,343       (b)35,072       (b)29,737       (b)63,408
------------------------------------------------------------------------------------------------------------------------

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/08        12/31/09        12/31/10        12/31/11        12/31/12
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$12.444      (a)$8.974       (a)$10.593      (a)$12.149      (a)$13.450
                                          (b)$12.284      (b)$8.837       (b)$10.406      (b)$11.904      (b)$13.146
       Ending AUV.......................  (a)$8.974       (a)$10.593      (a)$12.149      (a)$13.450      (a)$15.040
                                          (b)$8.837       (b)$10.406      (b)$11.904      (b)$13.146      (b)$14.664
       Ending Number of AUs.............  (a)532,185      (a)569,876      (a)659,381      (a)630,729      (a)696,142
                                          (b)54,629       (b)32,984       (b)85,742       (b)56,839       (b)61,482
------------------------------------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$26.368      (a)$11.238      (a)$19.504      (a)$22.710      (a)$16.491
                                          (b)$26.014      (b)$11.059      (b)$19.147      (b)$22.238      (b)$16.108
       Ending AUV.......................  (a)$11.238      (a)$19.504      (a)$22.710      (a)$16.491      (a)$19.240
                                          (b)$11.059      (b)$19.147      (b)$22.238      (b)$16.108      (b)$18.746
       Ending Number of AUs.............  (a)3,013,050    (a)2,885,253    (a)2,610,864    (a)2,368,932    (a)2,038,403
                                          (b)147,046      (b)145,981      (b)153,474      (b)122,298      (b)119,785
------------------------------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$20.262      (a)$12.248      (a)$15.895      (a)$18.285      (a)$17.945
                                          (b)$19.984      (b)$12.050      (b)$15.599      (b)$17.899      (b)$17.523
       Ending AUV.......................  (a)$12.248      (a)$15.895      (a)$18.285      (a)$17.945      (a)$20.600
                                          (b)$12.050      (b)$15.599      (b)$17.899      (b)$17.523      (b)$20.065
       Ending Number of AUs.............  (a)855,879      (a)747,474      (a)609,397      (a)513,063      (a)424,033
                                          (b)84,495       (b)71,418       (b)61,775       (b)42,258       (b)34,826
------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME SECURITIES - FTVIPT
Class 2 Shares
(Inception Date - 02/04/08)
       Beginning AUV....................  (a)$10.000      (a)$7.040       (a)$9.402       (a)$10.434      (a)$10.521
                                          (b)$10.000      (b)$7.024       (b)$9.358       (b)$10.358      (b)$10.419
       Ending AUV.......................  (a)$7.040       (a)$9.402       (a)$10.434      (a)$10.521      (a)$11.673
                                          (b)$7.024       (b)$9.358       (b)$10.358      (b)$10.419      (b)$11.531
       Ending Number of AUs.............  (a)452,711      (a)877,832      (a)1,178,508    (a)1,578,964    (a)1,494,659
                                          (b)16,923       (b)34,156       (b)32,461       (b)92,047       (b)70,460
------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VIP FOUNDING FUNDS
ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
       Beginning AUV....................  (a)$10.000      (a)$6.617       (a)$8.488       (a)$9.217       (a)$8.938
                                          (b)$10.000      (b)$6.605       (b)$8.452       (b)$9.155       (b)$8.856
       Ending AUV.......................  (a)$6.617       (a)$8.488       (a)$9.217       (a)$8.938       (a)$10.153
                                          (b)$6.605       (b)$8.452       (b)$9.155       (b)$8.856       (b)$10.034
       Ending Number of AUs.............  (a)1,074,744    (a)1,212,273    (a)1,213,609    (a)1,107,667    (a)1,015,427
                                          (b)15,239       (b)23,401       (b)17,231       (b)15,598       (b)16,294
------------------------------------------------------------------------------------------------------------------------

FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$22.377      (a)$12.999      (a)$16.636      (a)$16.865      (a)$14.641
                                          (b)$22.059      (b)$12.782      (b)$16.317      (b)$16.501      (b)$14.290
       Ending AUV.......................  (a)$12.999      (a)$16.636      (a)$16.865      (a)$14.641      (a)$17.202
                                          (b)$12.782      (b)$16.317      (b)$16.501      (b)$14.290      (b)$16.747
       Ending Number of AUs.............  (a)8,160,636    (a)7,530,472    (a)6,984,027    (a)6,244,716    (a)5,154,162
                                          (b)626,735      (b)556,813      (b)483,312      (b)426,613      (b)335,470
------------------------------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$21.243      (a)$11.513      (a)$15.380      (a)$17.680      (a)$16.417
                                          (b)$20.935      (b)$11.317      (b)$15.081      (b)$17.293      (b)$16.018
       Ending AUV.......................  (a)$11.513      (a)$15.380      (a)$17.680      (a)$16.417      (a)$18.736
                                          (b)$11.317      (b)$15.081      (b)$17.293      (b)$16.018      (b)$18.234
       Ending Number of AUs.............  (a)2,026,151    (a)1,784,145    (a)1,585,375    (a)1,444,969    (a)1,287,260
                                          (b)78,054       (b)65,482       (b)53,130       (b)46,823       (b)39,858
------------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/03        12/31/04        12/31/05        12/31/06        12/31/07
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$16.324      (a)$16.611      (a)$16.968      (a)$17.435      (a)$17.792
                                          (b)$16.246      (b)$16.490      (b)$16.800      (b)$17.220      (b)$17.529
       Ending AUV.......................  (a)$16.611      (a)$16.968      (a)$17.435      (a)$17.792      (a)$19.469
                                          (b)$16.490      (b)$16.800      (b)$17.220      (b)$17.529      (b)$19.133
       Ending Number of AUs.............  (a)255,534      (a)503,487      (a)725,256      (a)1,071,309    (a)1,467,057
                                          (b)37,002       (b)52,106       (b)63,593       (b)81,952       (b)91,595
------------------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$12.546      (a)$15.584      (a)$17.129      (a)$19.485      (a)$23.713
                                          (b)$12.519      (b)$15.468      (b)$16.958      (b)$19.243      (b)$23.360
       Ending AUV.......................  (a)$15.584      (a)$17.129      (a)$19.485      (a)$23.713      (a)$26.063
                                          (b)$15.468      (b)$16.958      (b)$19.243      (b)$23.360      (b)$25.610
       Ending Number of AUs.............  (a)73,506       (a)119,362      (a)200,036      (a)362,260      (a)426,892
                                          (b)10,826       (b)12,359       (b)22,358       (b)39,237       (b)43,823
------------------------------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class
3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$16.472      (a)$16.588      (a)$16.854      (a)$16.995      (a)$17.248
                                          (b)$16.443      (b)$16.522      (b)$16.743      (b)$16.842      (b)$17.050
       Ending AUV.......................  (a)$16.588      (a)$16.854      (a)$16.995      (a)$17.248      (a)$18.012
                                          (b)$16.522      (b)$16.743      (b)$16.842      (b)$17.050      (b)$17.760
       Ending Number of AUs.............  (a)3,984,131    (a)6,795,338    (a)8,408,596    (a)10,626,261   (a)13,323,514
                                          (b)497,760      (b)735,600      (b)890,252      (b)919,178      (b)964,023
------------------------------------------------------------------------------------------------------------------------

GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$20.848      (a)$26.615      (a)$28.987      (a)$30.508      (a)$33.954
                                          (b)$20.811      (b)$26.501      (b)$28.791      (b)$30.226      (b)$33.557
       Ending AUV.......................  (a)$26.615      (a)$28.987      (a)$30.508      (a)$33.954      (a)$36.761
                                          (b)$26.501      (b)$28.791      (b)$30.226      (b)$33.557      (b)$36.240
       Ending Number of AUs.............  (a)890,267      (a)1,902,186    (a)2,539,346    (a)2,914,292    (a)2,990,739
                                          (b)104,691      (b)210,421      (b)235,606      (b)243,493      (b)244,509
------------------------------------------------------------------------------------------------------------------------

GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$20.787      (a)$25.658      (a)$28.116      (a)$29.613      (a)$31.254
                                          (b)$20.749      (b)$25.549      (b)$27.926      (b)$29.339      (b)$30.888
       Ending AUV.......................  (a)$25.658      (a)$28.116      (a)$29.613      (a)$31.254      (a)$34.122
                                          (b)$25.549      (b)$27.926      (b)$29.339      (b)$30.888      (b)$33.637
       Ending Number of AUs.............  (a)231,147      (a)341,335      (a)353,804      (a)331,445      (a)352,763
                                          (b)40,091       (b)48,384       (b)36,525       (b)39,625       (b)44,500
------------------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$3.435       (a)$4.557       (a)$4.753       (a)$5.027       (a)$5.603
                                          (b)$3.434       (b)$4.544       (b)$4.728       (b)$4.988       (b)$5.545
       Ending AUV.......................  (a)$4.557       (a)$4.753       (a)$5.027       (a)$5.603       (a)$6.692
                                          (b)$4.544       (b)$4.728       (b)$4.988       (b)$5.545       (b)$6.606
       Ending Number of AUs.............  (a)269,627      (a)376,828      (a)436,395      (a)2,038,593    (a)2,816,410
                                          (b)71,725       (b)113,528      (b)121,365      (b)366,614      (b)384,457
------------------------------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$11.586      (a)$14.978      (a)$17.285      (a)$18.488      (a)$20.828
                                          (b)$11.563      (b)$14.910      (b)$17.164      (b)$18.313      (b)$20.579
       Ending AUV.......................  (a)$14.978      (a)$17.285      (a)$18.488      (a)$20.828      (a)$20.746
                                          (b)$14.910      (b)$17.164      (b)$18.313      (b)$20.579      (b)$20.447
       Ending Number of AUs.............  (a)711,066      (a)1,167,520    (a)1,439,531    (a)1,841,869    (a)1,781,080
                                          (b)148,009      (b)210,729      (b)216,181      (b)247,665      (b)248,744
------------------------------------------------------------------------------------------------------------------------

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/08        12/31/09        12/31/10        12/31/11        12/31/12
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$19.469      (a)$20.211      (a)$21.345      (a)$22.288      (a)$23.156
                                          (b)$19.133      (b)$19.813      (b)$20.872      (b)$21.739      (b)$22.530
       Ending AUV.......................  (a)$20.211      (a)$21.345      (a)$22.288      (a)$23.156      (a)$23.633
                                          (b)$19.813      (b)$20.872      (b)$21.739      (b)$22.530      (b)$22.936
       Ending Number of AUs.............  (a)1,980,249    (a)2,123,655    (a)2,003,164    (a)1,692,703    (a)1,565,162
                                          (b)254,722      (b)189,546      (b)125,019      (b)123,676      (b)88,482
------------------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$26.063      (a)$14.494      (a)$18.427      (a)$20.699      (a)$18.224
                                          (b)$25.610      (b)$14.207      (b)$18.016      (b)$20.188      (b)$17.729
       Ending AUV.......................  (a)$14.494      (a)$18.427      (a)$20.699      (a)$18.224      (a)$20.928
                                          (b)$14.207      (b)$18.016      (b)$20.188      (b)$17.729      (b)$20.308
       Ending Number of AUs.............  (a)359,200      (a)346,708      (a)366,925      (a)297,833      (a)255,166
                                          (b)31,973       (b)25,131       (b)24,667       (b)17,863       (b)13,266
------------------------------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class
3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$18.012      (a)$18.463      (a)$18.913      (a)$19.507      (a)$20.524
                                          (b)$17.760      (b)$18.160      (b)$18.556      (b)$19.091      (b)$20.036
       Ending AUV.......................  (a)$18.463      (a)$18.913      (a)$19.507      (a)$20.524      (a)$20.928
                                          (b)$18.160      (b)$18.556      (b)$19.091      (b)$20.036      (b)$20.379
       Ending Number of AUs.............  (a)12,573,696   (a)12,418,907   (a)11,113,465   (a)8,941,808    (a)8,119,895
                                          (b)811,494      (b)814,214      (b)657,278      (b)494,081      (b)428,275
------------------------------------------------------------------------------------------------------------------------

GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$36.761      (a)$21.517      (a)$29.256      (a)$32.808      (a)$30.217
                                          (b)$36.240      (b)$21.159      (b)$28.698      (b)$32.102      (b)$29.492
       Ending AUV.......................  (a)$21.517      (a)$29.256      (a)$32.808      (a)$30.217      (a)$33.833
                                          (b)$21.159      (b)$28.698      (b)$32.102      (b)$29.492      (b)$32.939
       Ending Number of AUs.............  (a)2,897,675    (a)2,415,806    (a)2,051,369    (a)1,734,792    (a)1,436,389
                                          (b)213,542      (b)181,742      (b)149,109      (b)117,003      (b)94,663
------------------------------------------------------------------------------------------------------------------------

GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$34.122      (a)$19.139      (a)$24.102      (a)$26.402      (a)$28.103
                                          (b)$33.637      (b)$18.820      (b)$23.641      (b)$25.833      (b)$27.428
       Ending AUV.......................  (a)$19.139      (a)$24.102      (a)$26.402      (a)$28.103      (a)$31.403
                                          (b)$18.820      (b)$23.641      (b)$25.833      (b)$27.428      (b)$30.573
       Ending Number of AUs.............  (a)310,819      (a)290,256      (a)256,001      (a)283,428      (a)286,264
                                          (b)31,411       (b)19,819       (b)13,102       (b)14,448       (b)18,836
------------------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$6.692       (a)$4.215       (a)$4.897       (a)$5.982       (a)$5.738
                                          (b)$6.606       (b)$4.151       (b)$4.811       (b)$5.861       (b)$5.608
       Ending AUV.......................  (a)$4.215       (a)$4.897       (a)$5.982       (a)$5.738       (a)$6.627
                                          (b)$4.151       (b)$4.811       (b)$5.861       (b)$5.608       (b)$6.461
       Ending Number of AUs.............  (a)3,614,829    (a)4,462,823    (a)4,192,390    (a)3,933,064    (a)3,419,846
                                          (b)280,200      (b)269,937      (b)203,484      (b)202,716      (b)181,441
------------------------------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$20.746      (a)$13.828      (a)$19.294      (a)$21.723      (a)$22.255
                                          (b)$20.447      (b)$13.594      (b)$18.921      (b)$21.250      (b)$21.716
       Ending AUV.......................  (a)$13.828      (a)$19.294      (a)$21.723      (a)$22.255      (a)$25.579
                                          (b)$13.594      (b)$18.921      (b)$21.250      (b)$21.716      (b)$24.896
       Ending Number of AUs.............  (a)1,826,308    (a)2,314,228    (a)1,850,960    (a)1,679,489    (a)1,528,526
                                          (b)161,531      (b)173,809      (b)166,810      (b)135,586      (b)141,123
------------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/03        12/31/04        12/31/05        12/31/06        12/31/07
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------


INTERNATIONAL DIVERSIFIED
EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$7.170       (a)$9.286       (a)$10.629      (a)$11.883      (a)$14.413
                                          (b)$7.157       (b)$9.246       (b)$10.557      (b)$11.772      (b)$14.243
       Ending AUV.......................  (a)$9.286       (a)$10.629      (a)$11.883      (a)$14.413      (a)$16.333
                                          (b)$9.246       (b)$10.557      (b)$11.772      (b)$14.243      (b)$16.101
       Ending Number of AUs.............  (a)2,207,499    (a)5,282,478    (a)6,980,116    (a)8,786,616    (a)9,617,980
                                          (b)271,169      (b)569,670      (b)674,781      (b)746,813      (b)742,225
------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH AND INCOME - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$8.330       (a)$11.204      (a)$13.305      (a)$14.940      (a)$18.647
                                          (b)$8.343       (b)$11.198      (b)$13.264      (b)$14.857      (b)$18.498
       Ending AUV.......................  (a)$11.204      (a)$13.305      (a)$14.940      (a)$18.647      (a)$19.633
                                          (b)$11.198      (b)$13.264      (b)$14.857      (b)$18.498      (b)$19.427
       Ending Number of AUs.............  (a)650,379      (a)1,095,825    (a)1,240,833    (a)2,346,218    (a)4,233,308
                                          (b)112,450      (b)181,437      (b)198,586      (b)279,960      (b)352,101
------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. AMERICAN FRANCHISE FUND,
SERIES II SHARES*
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$6.916       (a)$8.654       (a)$9.101       (a)$9.648       (a)$9.752
                                          (b)$6.906       (b)$8.619       (b)$9.042       (b)$9.562       (b)$9.640
       Ending AUV.......................  (a)$8.654       (a)$9.101       (a)$9.648       (a)$9.752       (a)$11.204
                                          (b)$8.619       (b)$9.042       (b)$9.562       (b)$9.640       (b)$11.048
       Ending Number of AUs.............  (a)396,216      (a)550,209      (a)895,138      (a)753,453      (a)646,792
                                          (b)93,581       (b)94,913       (b)217,691      (b)108,663      (b)98,944
------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. COMSTOCK FUND, SERIES II
SHARES*
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$8.101       (a)$10.434      (a)$12.068      (a)$12.374      (a)$14.143
                                          (b)$8.094       (b)$10.399      (b)$11.998      (b)$12.271      (b)$13.991
       Ending AUV.......................  (a)$10.434      (a)$12.068      (a)$12.374      (a)$14.143      (a)$13.606
                                          (b)$10.399      (b)$11.998      (b)$12.271      (b)$13.991      (b)$13.425
       Ending Number of AUs.............  (a)1,500,438    (a)3,195,672    (a)5,524,644    (a)4,594,908    (a)4,894,749
                                          (b)247,660      (b)446,382      (b)906,531      (b)492,762      (b)465,957
------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GROWTH AND INCOME FUND,
SERIES II SHARES*
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$8.826       (a)$11.100      (a)$12.476      (a)$13.482      (a)$15.400
                                          (b)$8.197       (b)$11.064      (b)$12.405      (b)$13.372      (b)$15.236
       Ending AUV.......................  (a)$11.100      (a)$12.476      (a)$13.482      (a)$15.400      (a)$15.551
                                          (b)$11.064      (b)$12.405      (b)$13.372      (b)$15.236      (b)$15.347
       Ending Number of AUs.............  (a)2,716,948    (a)5,646,184    (a)8,184,294    (a)9,167,857    (a)10,893,877
                                          (b)341,615      (b)588,204      (b)814,192      (b)738,477      (b)773,364
------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME - LASF
Class VC Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$8.180       (a)$10.556      (a)$11.713      (a)$11.911      (a)$13.758
                                          (b)$8.159       (b)$10.503      (b)$11.624      (b)$11.791      (b)$13.586
       Ending AUV.......................  (a)$10.556      (a)$11.713      (a)$11.911      (a)$13.758      (a)$14.016
                                          (b)$10.503      (b)$11.624      (b)$11.791      (b)$13.586      (b)$13.806
       Ending Number of AUs.............  (a)820,512      (a)1,842,691    (a)2,918,656    (a)3,343,646    (a)4,972,606
                                          (b)139,335      (b)251,944      (b)340,627      (b)418,362      (b)441,524
------------------------------------------------------------------------------------------------------------------------

LORD ABBETT MID CAP STOCK - LASF Class
VC Shares
(Inception Date - 08/28/06)
       Beginning AUV....................  (a)N/A          (a)N/A          (a)N/A          (a)$13.525      (a)$15.079
                                          (b)N/A          (b)N/A          (b)N/A          (b)$13.378      (b)$14.902
       Ending AUV.......................  (a)N/A          (a)N/A          (a)N/A          (a)$15.079      (a)$14.938
                                          (b)N/A          (b)N/A          (b)N/A          (b)$14.902      (b)$14.726
       Ending Number of AUs.............  (a)N/A          (a)N/A          (a)N/A          (a)3,438        (a)41,501
                                          (b)N/A          (b)N/A          (b)N/A          (b)81           (b)2,844
------------------------------------------------------------------------------------------------------------------------

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/08        12/31/09        12/31/10        12/31/11        12/31/12
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------


INTERNATIONAL DIVERSIFIED
EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$16.333      (a)$9.714       (a)$12.324      (a)$13.137      (a)$11.021
                                          (b)$16.101      (b)$9.551       (b)$12.089      (b)$12.853      (b)$10.756
       Ending AUV.......................  (a)$9.714       (a)$12.324      (a)$13.137      (a)$11.021      (a)$12.706
                                          (b)$9.551       (b)$12.089      (b)$12.853      (b)$10.756      (b)$12.369
       Ending Number of AUs.............  (a)9,262,015    (a)8,059,397    (a)7,215,867    (a)6,526,955    (a)5,394,628
                                          (b)634,304      (b)535,075      (b)449,464      (b)399,379      (b)323,046
------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH AND INCOME - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$19.633      (a)$10.433      (a)$13.095      (a)$13.778      (a)$11.669
                                          (b)$19.427      (b)$10.298      (b)$12.893      (b)$13.532      (b)$11.432
       Ending AUV.......................  (a)$10.433      (a)$13.095      (a)$13.778      (a)$11.669      (a)$13.905
                                          (b)$10.298      (b)$12.893      (b)$13.532      (b)$11.432      (b)$13.588
       Ending Number of AUs.............  (a)6,154,304    (a)6,027,593    (a)5,658,894    (a)5,393,855    (a)4,574,249
                                          (b)276,108      (b)238,918      (b)216,165      (b)188,540      (b)161,012
------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. AMERICAN FRANCHISE FUND,
SERIES II SHARES*
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$11.204      (a)$5.615       (a)$9.161       (a)$10.787      (a)$9.946
                                          (b)$11.048      (b)$5.523       (b)$8.988       (b)$10.558      (b)$9.710
       Ending AUV.......................  (a)$5.615       (a)$9.161       (a)$10.787      (a)$9.946       (a)$11.108
                                          (b)$5.523       (b)$8.988       (b)$10.558      (b)$9.710       (b)$10.817
       Ending Number of AUs.............  (a)548,186      (a)759,990      (a)550,048      (a)428,208      (a)354,332
                                          (b)104,274      (b)89,425       (b)90,683       (b)77,898       (b)74,390
------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. COMSTOCK FUND, SERIES II
SHARES*
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$13.606      (a)$8.603       (a)$10.880      (a)$12.397      (a)$11.953
                                          (b)$13.425      (b)$8.467       (b)$10.682      (b)$12.141      (b)$11.677
       Ending AUV.......................  (a)$8.603       (a)$10.880      (a)$12.397      (a)$11.953      (a)$14.000
                                          (b)$8.467       (b)$10.682      (b)$12.141      (b)$11.677      (b)$13.643
       Ending Number of AUs.............  (a)5,027,807    (a)5,169,308    (a)4,675,833    (a)4,065,952    (a)3,415,925
                                          (b)362,897      (b)326,815      (b)273,731      (b)224,812      (b)187,315
------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GROWTH AND INCOME FUND,
SERIES II SHARES*
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$15.551      (a)$10.383      (a)$12.692      (a)$14.024      (a)$13.500
                                          (b)$15.347      (b)$10.221      (b)$12.463      (b)$13.736      (b)$13.190
       Ending AUV.......................  (a)$10.383      (a)$12.692      (a)$14.024      (a)$13.500      (a)$15.203
                                          (b)$10.221      (b)$12.463      (b)$13.736      (b)$13.190      (b)$14.817
       Ending Number of AUs.............  (a)11,485,293   (a)11,136,500   (a)10,025,266   (a)8,535,450    (a)7,244,489
                                          (b)665,641      (b)610,323      (b)518,311      (b)425,507      (b)352,612
------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME - LASF
Class VC Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$14.016      (a)$8.777       (a)$10.278      (a)$11.885      (a)$10.994
                                          (b)$13.806      (b)$8.624       (b)$10.074      (b)$11.620      (b)$10.722
       Ending AUV.......................  (a)$8.777       (a)$10.278      (a)$11.885      (a)$10.994      (a)$12.137
                                          (b)$8.624       (b)$10.074      (b)$11.620      (b)$10.722      (b)$11.806
       Ending Number of AUs.............  (a)6,142,792    (a)6,112,926    (a)5,434,465    (a)4,830,576    (a)4,278,388
                                          (b)354,391      (b)280,079      (b)238,221      (b)207,242      (b)173,102
------------------------------------------------------------------------------------------------------------------------

LORD ABBETT MID CAP STOCK - LASF Class
VC Shares
(Inception Date - 08/28/06)
       Beginning AUV....................  (a)$14.938      (a)$8.922       (a)$11.126      (a)$13.745      (a)$12.994
                                          (b)$14.726      (b)$8.773       (b)$10.914      (b)$13.448      (b)$12.682
       Ending AUV.......................  (a)$8.922       (a)$11.126      (a)$13.745      (a)$12.994      (a)$14.659
                                          (b)$8.773       (b)$10.914      (b)$13.448      (b)$12.682      (b)$14.272
       Ending Number of AUs.............  (a)58,410       (a)55,434       (a)52,187       (a)49,068       (a)44,634
                                          (b)3,511        (b)3,587        (b)3,394        (b)3,064        (b)3,104
------------------------------------------------------------------------------------------------------------------------






                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature

                  * On May 1, 2013, the Invesco Van Kampen V.I. American Franchise Fund was renamed as the Invesco V.I. American Franchise Fund, the Invesco Van Kampen V.I. Comstock Fund was renamed as the Invesco V.I. Comstock Fund, and the Invesco Van Kampen V.I. Growth and Income Fund was renamed as the Invesco V.I. Growth and Income Fund.

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/03        12/31/04        12/31/05        12/31/06        12/31/07
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MARSICO FOCUSED GROWTH - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$7.429       (a)$9.507       (a)$10.391      (a)$11.302      (a)$12.058
                                          (b)$7.419       (b)$9.470       (b)$10.324      (b)$11.202      (b)$11.920
       Ending AUV.......................  (a)$9.507       (a)$10.391      (a)$11.302      (a)$12.058      (a)$13.463
                                          (b)$9.470       (b)$10.324      (b)$11.202      (b)$11.920      (b)$13.277
       Ending Number of AUs.............  (a)918,445      (a)1,613,367    (a)1,862,559    (a)2,272,022    (a)2,262,925
                                          (b)290,269      (b)344,467      (b)351,405      (b)373,703      (b)366,160
------------------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$14.930      (a)$17.969      (a)$19.749      (a)$20.902      (a)$23.242
                                          (b)$14.910      (b)$17.902      (a)$19.626      (b)$20.719      (b)$22.981
       Ending AUV.......................  (a)$17.969      (a)$19.749      (a)$20.902      (a)$23.242      (a)$25.248
                                          (b)$17.902      (b)$19.626      (b)$20.719      (b)$22.981      (b)$24.902
       Ending Number of AUs.............  (a)545,587      (a)965,475      (a)1,154,664    (a)1,222,475    (a)1,162,435
                                          (a)81,535       (a)152,345      (b)153,731      (b)148,705      (b)137,805
------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$19.853      (a)$22.797      (a)$24.931      (a)$25.240      (a)$27.772
                                          (b)$19.815      (b)$22.697      (b)$24.759      (b)$25.004      (b)$27.443
       Ending AUV.......................  (a)$22.797      (a)$24.931      (a)$25.240      (a)$27.772      (a)$28.439
                                          (b)$22.697      (b)$24.759      (b)$25.004      (b)$27.443      (b)$28.032
       Ending Number of AUs.............  (a)1,504,372    (a)2,762,921    (a)3,689,840    (a)4,509,276    (a)5,050,185
                                          (b)198,694      (b)436,939      (b)418,351      (b)430,635      (b)427,718
------------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$6.965       (a)$9.392       (a)$10.528      (a)$10.672      (a)$10.754
                                          (b)$6.950       (b)$9.349       (b)$10.453      (b)$10.570      (b)$10.624
       Ending AUV.......................  (a)$9.392       (a)$10.528      (a)$10.672      (a)$10.754      (a)$12.356
                                          (b)$9.349       (b)$10.453      (b)$10.570      (b)$10.624      (b)$12.177
       Ending Number of AUs.............  (a)1,733,813    (a)2,889,335    (a)3,399,290    (a)3,745,555    (a)3,794,939
                                          (b)329,389      (b)410,472      (b)421,850      (b)404,637      (b)376,684
------------------------------------------------------------------------------------------------------------------------

NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$15.272      (a)$22.162      (a)$27.232      (a)$39.093      (a)$47.983
                                          (b)$15.260      (b)$22.091      (b)$27.077      (b)$38.773      (b)$47.471
       Ending AUV.......................  (a)$22.162      (a)$27.232      (a)$39.093      (a)$47.983      (a)$66.094
                                          (b)$22.091      (b)$27.077      (b)$38.773      (b)$47.471      (b)$65.225
       Ending Number of AUs.............  (a)166,767      (a)404,634      (a)739,694      (a)1,154,271    (a)1,381,792
                                          (b)33,063       (b)83,304       (b)111,658      (b)116,852      (b)120,429
------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$11.836      (a)$16.050      (a)$21.219      (a)$23.619      (a)$31.207
                                          (b)$11.824      (b)$15.993      (b)$21.091      (b)$23.417      (b)$30.864
       Ending AUV.......................  (a)$16.050      (a)$21.219      (a)$23.619      (a)$31.207      (a)$26.262
                                          (b)$15.993      (b)$21.091      (b)$23.417      (b)$30.864      (b)$25.908
       Ending Number of AUs.............  (a)337,695      (a)766,182      (a)1,038,763    (a)1,640,171    (a)2,229,342
                                          (b)86,289       (b)149,777      (b)140,939      (b)131,391      (b)141,216
------------------------------------------------------------------------------------------------------------------------

REAL RETURN - SST Class 3 Shares
(Inception Date - 05/03/10)
       Beginning AUV....................  (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                          (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)N/A
       Ending AUV.......................  (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                          (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)N/A
       Ending Number of AUs.............  (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                          (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)N/A
------------------------------------------------------------------------------------------------------------------------

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/08        12/31/09        12/31/10        12/31/11        12/31/12
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MARSICO FOCUSED GROWTH - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$13.463      (a)$7.827       (a)$10.052      (a)$11.594      (a)$11.227
                                          (b)$13.277      (b)$7.700       (b)$9.863       (b)$11.348      (b)$10.961
       Ending AUV.......................  (a)$7.827       (a)$10.052      (a)$11.594      (a)$11.227      (a)$12.271
                                          (b)$7.700       (b)$9.863       (b)$11.348      (b)$10.961      (b)$11.950
       Ending Number of AUs.............  (a)2,026,022    (a)1,862,756    (a)1,664,935    (a)1,406,406    (a)1,282,844
                                          (b)250,227      (b)231,883      (b)200,130      (b)169,338      (b)165,217
------------------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$25.248      (a)$16.758      (a)$20.866      (a)$22.794      (a)$21.966
                                          (b)$24.902      (b)$16.487      (b)$20.478      (b)$22.313      (b)$21.449
       Ending AUV.......................  (a)$16.758      (a)$20.866      (a)$22.794      (a)$21.966      (a)$25.713
                                          (b)$16.487      (b)$20.478      (b)$22.313      (b)$21.449      (b)$25.046
       Ending Number of AUs.............  (a)1,487,750    (a)1,707,391    (a)1,610,509    (a)1,423,784    (a)1,274,264
                                          (b)116,989      (b)113,700      (b)92,837       (b)67,020       (b)56,292
------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$28.439      (a)$21.787      (a)$25.360      (a)$27.416      (a)$27.454
                                          (b)$28.032      (b)$21.421      (b)$24.872      (b)$26.822      (b)$26.792
       Ending AUV.......................  (a)$21.787      (a)$25.360      (a)$27.416      (a)$27.454      (a)$30.024
                                          (b)$21.421      (b)$24.872      (b)$26.822      (b)$26.792      (b)$29.226
       Ending Number of AUs.............  (a)4,098,186    (a)3,860,985    (a)3,460,118    (a)2,753,236    (a)2,357,821
                                          (b)320,564      (b)288,610      (b)218,725      (b)187,094      (b)157,087
------------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$12.356      (a)$6.875       (a)$9.620       (a)$11.857      (a)$10.958
                                          (b)$12.177      (b)$6.758       (b)$9.434       (b)$11.598      (b)$10.692
       Ending AUV.......................  (a)$6.875       (a)$9.620       (a)$11.857      (a)$10.958      (a)$12.494
                                          (b)$6.758       (b)$9.434       (b)$11.598      (b)$10.692      (b)$12.160
       Ending Number of AUs.............  (a)3,656,635    (a)3,388,923    (a)2,957,996    (a)2,578,427    (a)2,145,208
                                          (b)309,556      (b)268,517      (b)222,275      (b)164,863      (b)148,763
------------------------------------------------------------------------------------------------------------------------

NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$66.094      (a)$32.598      (a)$50.623      (a)$57.792      (a)$45.273
                                          (b)$65.225      (b)$32.089      (b)$49.709      (b)$56.606      (b)$44.233
       Ending AUV.......................  (a)$32.598      (a)$50.623      (a)$57.792      (a)$45.273      (a)$46.044
                                          (b)$32.089      (b)$49.709      (b)$56.606      (b)$44.233      (b)$44.874
       Ending Number of AUs.............  (a)1,525,014    (a)1,343,473    (a)1,195,259    (a)1,084,790    (a)953,396
                                          (b)147,655      (b)111,432      (b)75,467       (b)64,031       (b)55,872
------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$26.262      (a)$14.476      (a)$18.458      (a)$21.742      (a)$23.102
                                          (b)$25.908      (b)$14.244      (b)$18.118      (b)$21.289      (b)$22.563
       Ending AUV.......................  (a)$14.476      (a)$18.458      (a)$21.742      (a)$23.102      (a)$26.607
                                          (b)$14.244      (b)$18.118      (b)$21.289      (b)$22.563      (b)$25.922
       Ending Number of AUs.............  (a)2,838,918    (a)2,822,939    (a)2,595,608    (a)2,150,616    (a)1,920,827
                                          (b)132,405      (b)116,009      (b)117,027      (b)96,060       (b)90,736
------------------------------------------------------------------------------------------------------------------------

REAL RETURN - SST Class 3 Shares
(Inception Date - 05/03/10)
       Beginning AUV....................  (a)N/A          (a)N/A          (a)$11.303      (a)$11.400      (a)$11.901
                                          (b)N/A          (b)N/A          (b)$11.298      (b)$11.376      (b)$11.847
       Ending AUV.......................  (a)N/A          (a)N/A          (a)$11.400      (a)$11.901      (a)$12.166
                                          (b)N/A          (b)N/A          (b)$11.376      (b)$11.847      (b)$12.080
       Ending Number of AUs.............  (a)N/A          (a)N/A          (a)367,050      (a)689,381      (a)843,258
                                          (b)N/A          (b)N/A          (b)22,738       (b)45,123       (b)46,682
------------------------------------------------------------------------------------------------------------------------





                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/03        12/31/04        12/31/05        12/31/06        12/31/07
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

SMALL & MID CAP VALUE - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$10.122      (a)$13.588      (a)$15.770      (a)$16.432      (a)$18.363
                                          (b)$10.100      (b)$13.525      (b)$15.657      (b)$16.273      (b)$18.140
       Ending AUV.......................  (a)$13.588      (a)$15.770      (a)$16.432      (a)$18.363      (a)$18.366
                                          (b)$13.525      (b)$15.657      (b)$16.273      (b)$18.140      (b)$18.098
       Ending Number of AUs.............  (a)1,434,738    (a)3,052,819    (a)4,137,920    (a)5,143,175    (a)6,305,761
                                          (b)282,420      (b)526,107      (b)597,742      (b)630,452      (b)669,971
------------------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 3
Shares
(Inception Date - 05/01/06)
       Beginning AUV....................  (a)N/A          (a)N/A          (a)N/A          (a)$10.000      (a)$10.117
                                          (b)N/A          (b)N/A          (b)N/A          (b)$10.000      (b)$10.094
       Ending AUV.......................  (a)N/A          (a)N/A          (a)N/A          (a)$10.117      (a)$9.283
                                          (b)N/A          (b)N/A          (b)N/A          (b)$10.094      (b)$9.239
       Ending Number of AUs.............  (a)N/A          (a)N/A          (a)N/A          (a)728,027      (a)2,654,238
                                          (b)N/A          (b)N/A          (b)N/A          (b)51,178       (b)102,087
------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$1.716       (a)$2.544       (a)$2.436       (a)$2.388       (a)$2.373
                                          (b)$1.715       (b)$2.536       (b)$2.422       (b)$2.369       (b)$2.347
       Ending AUV.......................  (a)$2.544       (a)$2.436       (a)$2.388       (a)$2.373       (a)$2.842
                                          (b)$2.536       (b)$2.422       (b)$2.369       (b)$2.347       (b)$2.805
       Ending Number of AUs.............  (a)1,468,721    (a)2,169,510    (a)2,548,377    (a)2,728,058    (a)3,477,553
                                          (b)223,801      (b)484,558      (b)447,079      (b)322,498      (b)336,545
------------------------------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
       Beginning AUV....................  (a)N/A          (a)N/A          (a)N/A          (a)$13.372      (a)$15.021
                                          (b)N/A          (b)N/A          (b)N/A          (b)$13.372      (b)$15.004
       Ending AUV.......................  (a)N/A          (a)N/A          (a)N/A          (a)$15.021      (a)$17.850
                                          (b)N/A          (b)N/A          (b)N/A          (b)$15.004      (b)$17.785
       Ending Number of AUs.............  (a)N/A          (a)N/A          (a)N/A          (a)42,419       (a)192,952
                                          (b)N/A          (b)N/A          (b)N/A          (b)1,413        (b)10,213
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
       Beginning AUV....................  (a)N/A          (a)N/A          (a)N/A          (a)$20.026      (a)$21.174
                                          (b)N/A          (b)N/A          (b)N/A          (b)$20.026      (b)$21.098
       Ending AUV.......................  (a)N/A          (a)N/A          (a)N/A          (a)$21.174      (a)$21.958
                                          (b)N/A          (b)N/A          (b)N/A          (b)$21.098      (b)$21.812
       Ending Number of AUs.............  (a)N/A          (a)N/A          (a)N/A          (a)374          (a)38,934
                                          (b)N/A          (b)N/A          (b)N/A          (b)0            (b)2,443
------------------------------------------------------------------------------------------------------------------------

                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED           ENDED           ENDED           ENDED
                                             12/31/08        12/31/09        12/31/10        12/31/11        12/31/12
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

SMALL & MID CAP VALUE - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$18.366      (a)$11.728      (a)$16.419      (a)$20.299      (a)$18.349
                                          (b)$18.098      (b)$11.528      (b)$16.099      (b)$19.853      (b)$17.901
       Ending AUV.......................  (a)$11.728      (a)$16.419      (a)$20.299      (a)$18.349      (a)$21.380
                                          (b)$11.528      (b)$16.099      (b)$19.853      (b)$17.901      (b)$20.806
       Ending Number of AUs.............  (a)7,184,906    (a)6,674,500    (a)5,939,568    (a)5,238,640    (a)4,374,096
                                          (b)521,933      (b)427,154      (b)420,943      (b)312,805      (b)259,874
------------------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 3
Shares
(Inception Date - 05/01/06)
       Beginning AUV....................  (a)$9.283       (a)$6.043       (a)$7.836       (a)$9.761       (a)$9.281
                                          (b)$9.239       (b)$6.000       (b)$7.760       (b)$9.643       (b)$9.145
       Ending AUV.......................  (a)$6.043       (a)$7.836       (a)$9.761       (a)$9.281       (a)$10.747
                                          (b)$6.000       (b)$7.760       (b)$9.643       (b)$9.145       (b)$10.563
       Ending Number of AUs.............  (a)3,939,977    (a)4,039,898    (a)3,510,470    (a)3,196,735    (a)2,780,211
                                          (b)103,397      (b)111,606      (b)99,961       (b)87,332       (b)76,971
------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV....................  (a)$2.842       (a)$1.364       (a)$2.016       (a)$2.382       (a)$2.214
                                          (b)$2.805       (b)$1.343       (b)$1.980       (b)$2.333       (b)$2.163
       Ending AUV.......................  (a)$1.364       (a)$2.016       (a)$2.382       (a)$2.214       (a)$2.344
                                          (b)$1.343       (b)$1.980       (b)$2.333       (b)$2.163       (b)$2.285
       Ending Number of AUs.............  (a)3,622,635    (a)4,831,957    (a)4,549,474    (a)3,719,255    (a)3,137,775
                                          (b)302,187      (b)297,497      (b)296,087      (b)199,915      (b)195,875
------------------------------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
       Beginning AUV....................  (a)$17.850      (a)$10.971      (a)$14.235      (a)$15.885      (a)$16.584
                                          (b)$17.785      (b)$10.904      (b)$14.113      (b)$15.709      (b)$16.359
       Ending AUV.......................  (a)$10.971      (a)$14.235      (a)$15.885      (a)$16.584      (a)$18.489
                                          (b)$10.904      (b)$14.113      (b)$15.709      (b)$16.359      (b)$18.192
       Ending Number of AUs.............  (a)333,788      (a)309,473      (a)280,961      (a)313,262      (a)286,182
                                          (b)12,912       (b)9,882        (b)10,425       (b)19,298       (b)13,497
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
       Beginning AUV....................  (a)$21.958      (a)$22.667      (a)$24.850      (a)$25.962      (a)$27.131
                                          (b)$21.812      (b)$22.460      (b)$24.562      (b)$25.597      (b)$26.682
       Ending AUV.......................  (a)$22.667      (a)$24.850      (a)$25.962      (a)$27.131      (a)$28.593
                                          (b)$22.460      (b)$24.562      (b)$25.597      (b)$26.682      (b)$28.050
       Ending Number of AUs.............  (a)1,404,183    (a)2,798,319    (a)3,287,526    (a)2,982,051    (a)3,024,748
                                          (b)92,268       (b)166,530      (b)186,393      (b)184,405      (b)162,735
------------------------------------------------------------------------------------------------------------------------





                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see Appendix G for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

MAXIMUM ANNIVERSARY VALUE OPTION

If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

     a.  Contract value; or

     b.  Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.  Contract value; or

     b.  the lesser of:

          (1) Continuation Net Purchase Payments; or

          (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock Income Plus, MarketLock For Life Plus and MarketLock features:

MARKETLOCK INCOME PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock Income Plus feature:

EXAMPLE 1:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is the Net Income Credit Percentage (7%) multiplied by the Income Credit Base ($100,000) which equals $7,000. On your first contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000). Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first anniversary is 5% of the Income Base (5% X $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
            AND NO MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, you take no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $107,000      $100,000       $7,000        $5,350
----------------------------------------------------------------------------------
     2nd        $223,000      $221,000      $200,000       $14,000       $11,050
----------------------------------------------------------------------------------
     3rd        $223,000      $235,000      $200,000       $14,000       $11,750
----------------------------------------------------------------------------------
     4th        $223,000      $249,000      $200,000       $14,000       $12,450
----------------------------------------------------------------------------------
     5th        $253,000      $295,100      $230,000       $16,100       $14,755
----------------------------------------------------------------------------------
     6th        $303,000      $311,200      $230,000       $16,100       $15,560
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year. On your second contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Income Base equals $221,000
($207,000 + $14,000). Your Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $279,000 ($249,000 + $30,000). On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 X 7%). Your Income Base equals $295,100 ($279,000 + $16,100).
Any Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $107,000      $100,000       $7,000        $5,350
----------------------------------------------------------------------------------
     2nd        $115,000      $115,000      $115,000        N/A *        $5,750
----------------------------------------------------------------------------------
     3rd        $107,000      $123,050      $115,000       $8,050        $6,153
----------------------------------------------------------------------------------
     4th        $110,000      $131,100      $115,000       $8,050        $6,555
----------------------------------------------------------------------------------
     5th        $140,000      $140,000      $140,000        N/A *        $7,000
----------------------------------------------------------------------------------
     6th        $145,000      $149,800      $140,000       $9,800        $7,490
----------------------------------------------------------------------------------


* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.

On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock Income Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments, no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808 ($149,800 X 96%). The Income Credit Base is adjusted to $134,400 ($140,000 X 96%). Your new Income Credit is 7% of your new Income Credit Base (7% X $134,400), which equals $9,408. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IMPACT OF MINIMUM INCOME BASE:

Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the tenth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $107,000      $100,000       $7,000        $5,350
----------------------------------------------------------------------------------
     2nd        $103,000      $114,000      $100,000       $7,000        $5,700
----------------------------------------------------------------------------------
     3rd        $103,000      $121,000      $100,000       $7,000        $6,050
----------------------------------------------------------------------------------
     4th        $103,000      $128,000      $100,000       $7,000        $6,400
----------------------------------------------------------------------------------
     5th        $103,000      $135,000      $100,000       $7,000        $6,750
----------------------------------------------------------------------------------
     6th        $103,000      $142,000      $100,000       $7,000        $7,100
----------------------------------------------------------------------------------
     7th        $103,000      $149,000      $100,000       $7,000        $7,450
----------------------------------------------------------------------------------
     8th        $103,000      $156,000      $100,000       $7,000        $7,800
----------------------------------------------------------------------------------
     9th        $103,000      $163,000      $100,000       $7,000        $8,150
----------------------------------------------------------------------------------
    10th        $103,000      $200,000      $200,000        N/A *        $10,000
----------------------------------------------------------------------------------


* The Income Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income

  Base and the Income Credit Base are increased to $200,000 on the 10th anniversary.

On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the Purchase Payments made in the first contract year ($200,000 = 200% X $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 6 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the eighth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $107,000      $100,000       $7,000        $5,350
----------------------------------------------------------------------------------
     2nd        $103,000      $114,000      $100,000       $7,000        $5,700
----------------------------------------------------------------------------------
     3rd        $103,000      $121,000      $100,000       $7,000        $6,050
----------------------------------------------------------------------------------
     4th        $103,000      $128,000      $100,000       $7,000        $6,400
----------------------------------------------------------------------------------
     5th        $103,000      $135,000      $100,000       $7,000        $6,750
----------------------------------------------------------------------------------
     6th        $103,000      $142,000      $100,000       $7,000        $7,100
----------------------------------------------------------------------------------
     7th        $103,000      $149,000      $100,000       $7,000        $7,450
----------------------------------------------------------------------------------
     8th        $103,000      $156,000      $100,000       $7,000        $7,800
----------------------------------------------------------------------------------
     9th         $98,320      $160,000      $100,000       $4,000        $8,000
----------------------------------------------------------------------------------
    10th         $90,320      $162,000      $100,000       $2,000        $8,100
----------------------------------------------------------------------------------


On your eighth contract anniversary, your contract value is $103,000, and your Income Base is stepped-up to $156,000 and your Income Credit Base remains unchanged. Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,800 (5% of the $156,000 Income Base). Assume that during your ninth contract year, after your eighth contract anniversary, you make a withdrawal of $4,680 (3% of the $156,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your ninth contract anniversary will equal $98,320 ($103,000 - $4,680). Your new Income Credit is 4% (7%-3%) of
your Income Credit Base (4% * $100,000), which is $4,000. Your Income Base is equal to the greatest of your contract value ($98,320) or your Income Credit plus your current Income Base ($160,000 = $4,000 + $156,000). Assume that during your tenth contract year, after your ninth contract anniversary, you make another withdrawal of $8,000 (5% of the $160,000 Income Base) which is equal to your Maximum Annual Withdrawal Amount. Then, your contract value on your tenth contract anniversary will equal $90,320 ($98,320 - $8,000). Your new Income Credit is 2% (7%-5%) of your Income Credit Base (2% X $100,000), which is $2,000. Your Income Base is equal to the greatest of your contract value ($90,320) or your Income Credit plus your current Income Base
($162,000 = $2,000 + $160,000). The Income Base will not increase to the Minimum Income Base since withdrawals were taken before the tenth Benefit Year anniversary.

On your tenth contract anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $8,100 (5% of the $162,000 Income Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $8,100 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life Plus feature:

EXAMPLE 1:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (7% X $100,000) which equals $7,000. On your first contract anniversary, your Income Base is adjusted to $107,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount, if you were to start taking withdrawals after the first contract anniversary, is 5% of the Income Base

(5% X $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

EXAMPLE 2:

Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the sixth contract anniversary. Assume further that on your first contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, and Income Credits are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $107,000      $100,000       $7,000        $5,350
----------------------------------------------------------------------------------
     2nd        $223,000      $221,000      $200,000       $14,000       $11,050
----------------------------------------------------------------------------------
     3rd        $223,000      $235,000      $200,000       $14,000       $11,750
----------------------------------------------------------------------------------
     4th        $223,000      $249,000      $200,000       $14,000       $12,450
----------------------------------------------------------------------------------
     5th        $253,000      $295,100      $230,000       $16,100       $14,755
----------------------------------------------------------------------------------
     6th        $303,000      $311,200      $230,000       $16,100       $15,560
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year (100% of $100,000). On your second contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Income Base equals $221,000 ($207,000 + $14,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base).

However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Income Base equals $279,000 ($249,000 + $30,000).
On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 X 7%). Your Income Base equals $295,100 ($279,000 + $16,100). Any Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the sixth contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credits are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
  CONTRACT      CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $107,000      $100,000       $7,000        $5,350
----------------------------------------------------------------------------------
     2nd        $115,000      $115,000      $115,000        N/A*         $5,750
----------------------------------------------------------------------------------
     3rd        $107,000      $123,050      $115,000       $8,050        $6,153
----------------------------------------------------------------------------------
     4th        $110,000      $131,100      $115,000       $8,050        $6,555
----------------------------------------------------------------------------------
     5th        $140,000      $140,000      $140,000        N/A*         $7,000
----------------------------------------------------------------------------------
     6th        $145,000      $149,800      $140,000       $9,800        $7,490
----------------------------------------------------------------------------------


* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.

On your sixth contract anniversary, your contract value is $145,000, your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit

Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base remain unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808 ($149,800 minus 4% of $149,800 equals $5,992). The
Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new Income Credit is 7% of your new Income Credit Base
(7% X $134,400), which equals $9,408. This Income Credit of $9,408 will not be available to you on your 8th anniversary because you took a withdrawal in the 7th contract year. However, if you do not take any withdrawals in your 8th contract year, the Income Credit will be available to you on your 9th anniversary. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK EXAMPLES

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the MAV Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your first contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years.

EXAMPLE 2:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the seventh contract anniversary. Assume that your contract anniversary values and MAV Benefit Bases are as follows:

----------------------------------------------------------------------------------
                                                                        LIFETIME
                                             MAXIMUM                     MAXIMUM
                                             ANNUAL        MINIMUM       ANNUAL
  CONTRACT      CONTRACT         MAV       WITHDRAWAL    WITHDRAWAL    WITHDRAWAL
 ANNIVERSARY      VALUE     BENEFIT BASE     AMOUNT        PERIOD        AMOUNT
----------------------------------------------------------------------------------
     1st        $105,000      $105,000       $5,250          20          $5,250
----------------------------------------------------------------------------------
     2nd        $115,000      $115,000       $5,750          20          $5,750
----------------------------------------------------------------------------------
     3rd        $107,000      $115,000       $5,750          20          $5,750
----------------------------------------------------------------------------------
     4th        $110,000      $110,000       $5,500          20          $5,500
----------------------------------------------------------------------------------
     5th        $120,000      $120,000       $8,400         14.28        $6,000
----------------------------------------------------------------------------------


On your seventh anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your seventh contract anniversary is 7% of the MAV Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your seventh contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year. If you are age 65 or older, you may take annual withdrawals up to $6,000 (5% X $120,000) for life.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals prior to the seventh contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your eighth contract year, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). However, if you are age 65 or older, your lifetime Maximum Annual Withdrawal Amount remains at $6,000. Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, you may take withdrawals of up to $8,400 annually over a minimum of 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the seventh contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your eighth contract year, after your seventh contract anniversary, your contract value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400. Your contract value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations, as follows: For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we determine the proportion by which the contract value was reduced by the Excess Withdrawal ($3,288/$109,600 = 3%). Then we reduce $111,600 by that proportion (3%) which equals $108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your Maximum Annual Withdrawal Amount for the following year is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.50. Therefore, you may take withdrawals of up to $8,151.50 annually over a minimum of 13 years, plus $2,282.42 in the last Benefit Year. Since the withdrawal is greater than your lifetime Maximum Annual Withdrawal Amount ($6,000), lifetime withdrawals are no longer available.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Administration Charge      Contract Maintenance Fee is $30.          North Dakota
------------------------------------------------------------------------------------
 Administration Charge      Charge will be deducted pro-rata from     Oregon
                            Variable Portfolios only.                 Texas
                                                                      Washington
------------------------------------------------------------------------------------
 Death Benefits             If the contract is issued on or after     Washington
                            your 83rd birthday, but before your
                            86th birthday, the Maximum Anniversary
                            Value death benefit is the greater of:
                            1) contract value or 2) Net Purchase
                            Payments.
------------------------------------------------------------------------------------
 Death Benefits Upon        If you continue your contract on or       Washington
 Spousal Continuation       after your 83rd birthday, the death
                            benefit is equal to contract value.
------------------------------------------------------------------------------------
 Free Look                  If you reside in Arizona and are age 65   Arizona
                            or older on your Contract Date, the
                            Free Look period is 30 days
------------------------------------------------------------------------------------
 Free Look                  If you reside in California and are age   California
                            60 or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 MarketLock Income Plus     Charge will be deducted pro-rata from     Oregon
 MarketLock For Life        Variable Portfolios only.                 Texas
 Plus                                                                 Washington
 MarketLock
------------------------------------------------------------------------------------
 MarketLock Income Plus     You may elect the current Maximum         Oregon
 MarketLock For Life        Annual Withdrawal Amount to be received
 Plus                       monthly
 MarketLock
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts based on contract
                            value when you begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct
                            front-end premium tax charges of 0% for
                            Qualified contracts and 0.08% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Systematic Withdrawal      Minimum withdrawal amount is $250 per     Oregon
                            withdrawal or the penalty free
                            withdrawal amount.
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Pennsylvania
                            incur a $10 transfer fee.                 Texas
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX E - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX F - LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING IS A DESCRIPTION OF CERTAIN DIFFERENCES IN THE LIVING BENEFIT PROVISIONS APPLICABLE TO CONTRACTS ISSUED PRIOR TO MAY 1, 2008 FROM THOSE DESCRIBED IN THE OPTIONAL LIVING BENEFITS SECTION OF THE PROSPECTUS.

MARKETLOCK FOR LIFE PLUS

IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2008 AND ELECTED MARKETLOCK FOR LIFE PLUS, THE FOLLOWING PROVISIONS APPLY ONLY TO YOUR FEATURE.

THE TABLES THAT PROVIDE THE AGE REQUIREMENT FOR ELECTING THE FEATURE ARE AS
FOLLOWS:

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          50                    75
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            50                    75
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             50               75               50               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            50               75               50             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            50               75               50             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Benefit Base (currently referred to as "Income Base") plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Benefit Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Benefit Base increased by an Income Credit. The Income Credit is calculated as 6% of the Income Credit Base, defined below. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Benefit Base on your third contract anniversary.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE*
------------------------------------------------------------------------
    At least age 50 but prior to 60th birthday               4%
------------------------------------------------------------------------
    At least age 60 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
         AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
          OR SURVIVING COVERED PERSON AT                 WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE*
------------------------------------------------------------------------
    At least age 50 but prior to 60th birthday               4%
------------------------------------------------------------------------
    At least age 60 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------


    * The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person         0.70% of Benefit Base
--------------------------------------------------------
 For Two Covered Persons        0.95% of Benefit Base
--------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

For contract issued in New York, Oregon, Texas and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.


MARKETLOCK

IF YOU PURCHASED YOUR CONTRACT IN OREGON PRIOR TO JANUARY 16, 2007 OR IN TEXAS PRIOR TO OCTOBER 13, 2006 AND YOU ELECTED MARKETLOCK, THE FOLLOWING PROVISIONS APPLY ONLY TO YOUR FEATURE.

All references to eligibility for lifetime withdrawals if the first withdrawal is taken after your 65th birthday do not apply to your benefit.

THE MARKETLOCK SUMMARY TABLE IS REPLACED WITH THE FOLLOWING:

MARKETLOCK SUMMARY TABLE

-----------------------------------------------------------------------
                          MAXIMUM                           MAXIMUM
                           ANNUAL                            ANNUAL
                         WITHDRAWAL    INITIAL MINIMUM     WITHDRAWAL
                        PERCENTAGE*       WITHDRAWAL     PERCENTAGE IF
    TIME OF FIRST       PRIOR TO ANY   PERIOD PRIOR TO    EXTENSION IS
     WITHDRAWAL          EXTENSION      ANY EXTENSION       ELECTED
-----------------------------------------------------------------------
 Before 7th Benefit          5%            20 years            5%
  Year anniversary
-----------------------------------------------------------------------
 On or after 7th             7%         14.28 years**          7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------


    * If you are taking minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than for this contract alone will be considered an Excess Withdrawal. This may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period.

    ** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX G - OPTIONAL DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS
                    FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEATH BENEFIT DEFINED TERMS

Capital terms used in this Appendix have the same meaning as they have in the prospectus.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO PRIOR TO MAY 1, 2009:

PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:

PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the seventh contract anniversary date.

If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

     a. Contract value; or

     b. the lesser of:

          (1) Continuation Net Purchase Payments; or

          (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT IF YOU ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION IF THE ORIGINAL OWNER ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the death benefit is equal to contract value.

THE OPTIONAL ESTATEPLUS BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO PRIOR TO MAY 1, 2009:

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you were age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
----------------------------------------------------------------------------------------


The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary.

THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

  Please forward a copy (without charge) of the Polaris(II) Platinum Series Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------




  Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                           VARIABLE SEPARATE ACCOUNT

                  POLARIS II PLATINUM SERIES VARIABLE ANNUITY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2013, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  May 1, 2013

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Separate Account and the Company...........................................    3

General Account............................................................    4

Performance Data ..........................................................    5

Annuity Income Payments....................................................    9

Annuity Unit Values........................................................   10

Taxes......................................................................   13

Broker-Dealer Firms Receiving Revenue Sharing Payments.....................   23

Distribution of Contracts..................................................   24

Financial Statements.......................................................   24


                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------

     American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris II Platinum Series contracts were issued by SunAmerica Annuity in all states except New York.

     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity Income Payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to a fixed account option and the DCA fixed accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA
                                ----------------

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:


          Base Period Return = (EV-SV-CMF)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days


     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."


Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

        P (1 + T) TO THE POWER OF n = ERV

where:
        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Polaris Portfolio Allocator Models. The performance information described below for the Polaris Portfolio Allocator Models is also applicable to the asset allocation models and sample portfolios.

The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date (on or about May 1). The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS
                            -----------------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                              ANNUITY UNIT VALUES
                              -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from al locations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been

$11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

     P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of

$4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

     Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

     - payments to certain reservists called up for active duty after September 11, 2001; and

     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2013 is the lesser of 100% of includible compensation or $17,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2013 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2013 may not exceed the lesser of $51,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2013 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2013. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2013 of less than $95,000, your contribution may be fully deductible; if your income is between $95,000 and $115,000, your contribution may be partially deductible and if your income is $115,000 or more, your contribution may not be deductible. If you are single and your income in 2013 is less than $59,000, your contribution may be fully deductible; if your income is between $59,000 and $69,000, your contribution may be partially deductible and if your income is $69,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2013 is between $178,000 and $188,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2013 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2013. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2013 is less than:
$178,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $112,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2012, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

BancWest Investment Services, Inc.
CCO Investment Services Corporation
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
Financial Network Investment Corporation
FSC Securities Corp.
Infinex Investments, Inc.
ING Financial Partners, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
M&T Securities, Inc.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
Triad Advisors, Inc
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
 America BBVA Compass Investment Solutions, Inc.
U.S. Bancorp Investments, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS
                              --------------------


     PricewaterhouseCoopers LLP, located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, serves as the independent registered public accounting firm for Variable Separate Account, American General Life Insurance Company ("AGL") and American International Group, Inc.

     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

     - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2012

     - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2012, 2011 and 2010

     The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION


     On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement. As a result, the financial statements of American International Group, Inc. are incorporated by reference below. American International Group, Inc. does not underwrite any contracts referenced herein.

     The following financial statements are incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

     - Consolidated Financial Statements and Financial Statement Schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) which appears in American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2012

     The following financial statements are also incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers, independent accountants, given on the authority of said firm as experts in auditing and accounting:

     - Consolidated Financial Statements of AIA Group Limited incorporated by reference to American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2012

                           VARIABLE SEPARATE ACCOUNT

                                      OF

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                             FINANCIAL STATEMENTS

                               DECEMBER 31, 2012

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                             FINANCIAL STATEMENTS
                               DECEMBER 31, 2012

                                   CONTENTS

Report of Independent Registered Public Accounting Firm........................................  1
Statements of Assets and Liabilities, December 31, 2012........................................  2
Schedules of Portfolio Investments, December 31, 2012.......................................... 34
Statements of Operations, for the year ended December 31, 2012, except as indicated............ 36
Statements of Changes in Net Assets, for the year ended December 31, 2012, except as indicated. 54
Statements of Changes in Net Assets, for the year ended December 31, 2011...................... 72
Notes to Financial Statements.................................................................. 90

[GRAPHIC]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company (formerly known as SunAmerica Annuity and Life Assurance Company) and the Contractholders of its separate account, Variable Separate Account:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (the "Separate Account"), a separate account of American General Life Insurance Company (formerly known as SunAmerica Annuity and Life Assurance Company), at December 31, 2012, and the results of their operations for the periods indicated and the changes in each of their net assets for the periods indicated in each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodians and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 26, 2013

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012


                                                Asset         Capital        Government                 Natural     Asset
                                              Allocation    Appreciation    and Quality     Growth     Resources  Allocation
                                              Portfolio   Portfolio (Class Bond Portfolio  Portfolio   Portfolio  Portfolio
                                              (Class 1)          1)          (Class 1)     (Class 1)   (Class 1)  (Class 2)
                                             ------------ ---------------- -------------- ----------- ----------- ----------
Assets:
   Investments in Trusts, at net asset
     value                                   $120,778,080   $272,256,449    $114,136,242  $78,772,999 $51,203,446 $9,767,892
   Receivable from American General
     Life Insurance Company                            --             --              --           --          --         --
Liabilities:
   Payable to American General Life
     Insurance Company                            228,367         76,395           9,271       25,772       4,164        763
                                             ------------   ------------    ------------  ----------- ----------- ----------
Net assets:                                  $120,549,713   $272,180,054    $114,126,971  $78,747,227 $51,199,282 $9,767,129
                                             ============   ============    ============  =========== =========== ==========
   Accumulation units                        $118,809,035   $270,654,395    $113,365,674  $78,308,472 $51,041,517 $9,710,599
   Contracts in payout (annuitization)
     period                                     1,740,678      1,525,659         761,297      438,755     157,765     56,530
                                             ------------   ------------    ------------  ----------- ----------- ----------
       Total net assets                      $120,549,713   $272,180,054    $114,126,971  $78,747,227 $51,199,282 $9,767,129
                                             ============   ============    ============  =========== =========== ==========
Accumulation units outstanding                  3,982,890      4,724,022       5,343,112    2,271,526   1,083,860    330,320
                                             ============   ============    ============  =========== =========== ==========

                                                          Government
                                               Capital    and Quality               Natural
                                             Appreciation    Bond       Growth     Resources
                                              Portfolio    Portfolio   Portfolio   Portfolio
                                              (Class 2)    (Class 2)   (Class 2)   (Class 2)
                                             ------------ ----------- ----------- -----------
Assets:
   Investments in Trusts, at net asset
     value                                   $50,117,932  $51,673,486 $23,923,993 $11,581,109
   Receivable from American General
     Life Insurance Company                           --          212          --         102
Liabilities:
   Payable to American General Life
     Insurance Company                               981           --         287          --
                                             -----------  ----------- ----------- -----------
Net assets:                                  $50,116,951  $51,673,698 $23,923,706 $11,581,211
                                             ===========  =========== =========== ===========
   Accumulation units                        $49,961,273  $51,485,156 $23,912,387 $11,560,097
   Contracts in payout (annuitization)
     period                                      155,678      188,542      11,319      21,114
                                             -----------  ----------- ----------- -----------
       Total net assets                      $50,116,951  $51,673,698 $23,923,706 $11,581,211
                                             ===========  =========== =========== ===========
Accumulation units outstanding                   871,835    2,454,974     703,753     250,776
                                             ===========  =========== =========== ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                               Asset       Capital      Government                  Natural    Aggressive
                                             Allocation  Appreciation  and Quality     Growth      Resources     Growth
                                             Portfolio    Portfolio   Bond Portfolio  Portfolio    Portfolio   Portfolio
                                             (Class 3)    (Class 3)     (Class 3)     (Class 3)    (Class 3)   (Class 1)
                                             ----------- ------------ -------------- ------------ ------------ -----------
Assets:
   Investments in Trusts, at net asset
     value                                   $32,024,508 $406,740,869  $631,222,456  $107,879,000 $118,286,496 $25,673,586
   Receivable from American General
     Life Insurance Company                           --          275            --            --          230      21,175
Liabilities:
   Payable to American General Life
     Insurance Company                             3,924           --         1,068           212           --          --
                                             ----------- ------------  ------------  ------------ ------------ -----------
Net assets:                                  $32,020,584 $406,741,144  $631,221,388  $107,878,788 $118,286,726 $25,694,761
                                             =========== ============  ============  ============ ============ ===========
   Accumulation units                        $31,813,134 $406,361,809  $630,976,106  $107,580,923 $118,277,313 $25,429,342
   Contracts in payout (annuitization)
     period                                      207,450      379,335       245,282       297,865        9,413     265,419
                                             ----------- ------------  ------------  ------------ ------------ -----------
       Total net assets                      $32,020,584 $406,741,144  $631,221,388  $107,878,788 $118,286,726 $25,694,761
                                             =========== ============  ============  ============ ============ ===========
Accumulation units outstanding                 1,531,222   12,383,454    35,919,014     3,811,288    4,379,024   1,751,902
                                             =========== ============  ============  ============ ============ ===========

                                              Alliance                Blue Chip   Capital
                                               Growth      Balanced    Growth     Growth
                                              Portfolio    Portfolio  Portfolio  Portfolio
                                              (Class 1)    (Class 1)  (Class 1)  (Class 1)
                                             ------------ ----------- ---------- ----------
Assets:
   Investments in Trusts, at net asset
     value                                   $157,680,718 $42,170,844 $6,615,429 $5,335,678
   Receivable from American General
     Life Insurance Company                        13,940          --         --        458
Liabilities:
   Payable to American General Life
     Insurance Company                                 --       4,444        442         --
                                             ------------ ----------- ---------- ----------
Net assets:                                  $157,694,658 $42,166,400 $6,614,987 $5,336,136
                                             ============ =========== ========== ==========
   Accumulation units                        $156,801,843 $41,853,410 $6,545,722 $5,306,225
   Contracts in payout (annuitization)
     period                                       892,815     312,990     69,265     29,911
                                             ------------ ----------- ---------- ----------
       Total net assets                      $157,694,658 $42,166,400 $6,614,987 $5,336,136
                                             ============ =========== ========== ==========
Accumulation units outstanding                  4,364,728   2,278,431  1,001,520    652,754
                                             ============ =========== ========== ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                Cash      Corporate                   "Dogs" of   Emerging      Equity
                                             Management     Bond      Davis Venture  Wall Street   Markets   Opportunities
                                             Portfolio    Portfolio  Value Portfolio  Portfolio   Portfolio    Portfolio
                                             (Class 1)    (Class 1)     (Class 1)     (Class 1)   (Class 1)    (Class 1)
                                             ----------- ----------- --------------- ----------- ----------- -------------
Assets:
   Investments in Trusts, at net asset
     value                                   $45,782,409 $98,492,428  $380,118,970   $22,651,699 $40,078,332  $28,615,498
   Receivable from American General
     Life Insurance Company                           --      17,528        20,432        14,236          --        6,431
Liabilities:
   Payable to American General Life
     Insurance Company                            29,331          --            --            --      31,462           --
                                             ----------- -----------  ------------   ----------- -----------  -----------
Net assets:                                  $45,753,078 $98,509,956  $380,139,402   $22,665,935 $40,046,870  $28,621,929
                                             =========== ===========  ============   =========== ===========  ===========
   Accumulation units                        $45,558,467 $97,764,209  $378,066,207   $22,480,870 $39,920,316  $28,393,218
   Contracts in payout (annuitization)
     period                                      194,611     745,747     2,073,195       185,065     126,554      228,711
                                             ----------- -----------  ------------   ----------- -----------  -----------
       Total net assets                      $45,753,078 $98,509,956  $380,139,402   $22,665,935 $40,046,870  $28,621,929
                                             =========== ===========  ============   =========== ===========  ===========
Accumulation units outstanding                 3,574,882   3,589,471    10,172,718     1,467,429   2,022,328    1,352,980
                                             =========== ===========  ============   =========== ===========  ===========

                                             Fundamental               Global       Growth
                                               Growth    Global Bond  Equities   Opportunities
                                              Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                             ----------- ----------- ----------- -------------
Assets:
   Investments in Trusts, at net asset
     value                                   $40,171,374 $43,381,586 $49,134,851  $10,081,037
   Receivable from American General
     Life Insurance Company                           --       1,568          --           --
Liabilities:
   Payable to American General Life
     Insurance Company                             4,172          --       2,601       18,046
                                             ----------- ----------- -----------  -----------
Net assets:                                  $40,167,202 $43,383,154 $49,132,250  $10,062,991
                                             =========== =========== ===========  ===========
   Accumulation units                        $39,904,137 $43,207,262 $48,906,109  $10,043,529
   Contracts in payout (annuitization)
     period                                      263,065     175,892     226,141       19,462
                                             ----------- ----------- -----------  -----------
       Total net assets                      $40,167,202 $43,383,154 $49,132,250  $10,062,991
                                             =========== =========== ===========  ===========
Accumulation units outstanding                 2,093,732   1,794,290   2,287,119    1,481,738
                                             =========== =========== ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                                    MFS
                                                                       International International   Marsico   Massachusetts
                                                           High-Yield   Diversified   Growth and     Focused     Investors
                                             Growth-Income    Bond       Equities       Income       Growth        Trust
                                               Portfolio   Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                               (Class 1)   (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                             ------------- ----------- ------------- ------------- ----------- -------------
Assets:
   Investments in Trusts, at net asset
     value                                   $129,950,388  $71,388,107  $40,309,407   $43,952,158  $13,583,091  $49,825,436
   Receivable from American General
     Life Insurance Company                            --           --           --            --        2,141        8,930
Liabilities:
   Payable to American General Life
     Insurance Company                             28,396       10,920        9,526        12,601           --           --
                                             ------------  -----------  -----------   -----------  -----------  -----------
Net assets:                                  $129,921,992  $71,377,187  $40,299,881   $43,939,557  $13,585,232  $49,834,366
                                             ============  ===========  ===========   ===========  ===========  ===========
   Accumulation units                        $128,706,219  $71,031,453  $40,001,100   $43,596,504  $13,550,024  $49,607,264
   Contracts in payout (annuitization)
     period                                     1,215,773      345,734      298,781       343,053       35,208      227,102
                                             ------------  -----------  -----------   -----------  -----------  -----------
       Total net assets                      $129,921,992  $71,377,187  $40,299,881   $43,939,557  $13,585,232  $49,834,366
                                             ============  ===========  ===========   ===========  ===========  ===========
Accumulation units outstanding                  4,070,839    2,719,093    3,094,795     3,092,311    1,080,147    1,901,807
                                             ============  ===========  ===========   ===========  ===========  ===========


                                              MFS Total     Mid-Cap
                                               Return       Growth    Real Estate Technology
                                              Portfolio    Portfolio   Portfolio  Portfolio
                                              (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                             ------------ ----------- ----------- ----------
Assets:
   Investments in Trusts, at net asset
     value                                   $143,226,199 $34,512,094 $34,954,546 $8,444,567
   Receivable from American General
     Life Insurance Company                            --          --       4,367        348
Liabilities:
   Payable to American General Life
     Insurance Company                            102,857      14,376          --         --
                                             ------------ ----------- ----------- ----------
Net assets:                                  $143,123,342 $34,497,718 $34,958,913 $8,444,915
                                             ============ =========== =========== ==========
   Accumulation units                        $142,471,200 $34,349,765 $34,823,270 $8,423,868
   Contracts in payout (annuitization)
     period                                       652,142     147,953     135,643     21,047
                                             ------------ ----------- ----------- ----------
       Total net assets                      $143,123,342 $34,497,718 $34,958,913 $8,444,915
                                             ============ =========== =========== ==========
Accumulation units outstanding                  4,684,330   2,712,118   1,279,476  3,506,802
                                             ============ =========== =========== ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                               Telecom   Total Return Aggressive  Alliance              Blue Chip   Capital
                                               Utility       Bond       Growth     Growth    Balanced    Growth     Growth
                                              Portfolio   Portfolio   Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                                              (Class 1)   (Class 1)   (Class 2)   (Class 2)  (Class 2)  (Class 2)  (Class 2)
                                             ----------- ------------ ---------- ----------- ---------- ---------- ----------
Assets:
   Investments in Trusts, at net asset
     value                                   $15,877,292 $72,108,944  $3,130,545 $21,625,031 $7,119,023 $2,909,843 $2,049,678
   Receivable from American General
     Life Insurance Company                           --          --          --          --         --         --         --
Liabilities:
   Payable to American General Life
     Insurance Company                             3,469       8,448          --         177         --         --         --
                                             ----------- -----------  ---------- ----------- ---------- ---------- ----------
Net assets:                                  $15,873,823 $72,100,496  $3,130,545 $21,624,854 $7,119,023 $2,909,843 $2,049,678
                                             =========== ===========  ========== =========== ========== ========== ==========
   Accumulation units                        $15,709,332 $71,530,607  $3,130,545 $21,611,120 $7,119,023 $2,909,843 $2,049,678
   Contracts in payout (annuitization)
     period                                      164,491     569,889          --      13,734         --         --         --
                                             ----------- -----------  ---------- ----------- ---------- ---------- ----------
       Total net assets                      $15,873,823 $72,100,496  $3,130,545 $21,624,854 $7,119,023 $2,909,843 $2,049,678
                                             =========== ===========  ========== =========== ========== ========== ==========
Accumulation units outstanding                   837,210   2,459,098     218,339     608,726    388,399    453,203    256,021
                                             =========== ===========  ========== =========== ========== ========== ==========

                                                Cash      Corporate  Davis Venture
                                             Management     Bond         Value
                                             Portfolio    Portfolio    Portfolio
                                             (Class 2)    (Class 2)    (Class 2)
                                             ----------- ----------- -------------
Assets:
   Investments in Trusts, at net asset
     value                                   $16,506,599 $28,790,349  $59,570,669
   Receivable from American General
     Life Insurance Company                           --         437        7,234
Liabilities:
   Payable to American General Life
     Insurance Company                                91          --           --
                                             ----------- -----------  -----------
Net assets:                                  $16,506,508 $28,790,786  $59,577,903
                                             =========== ===========  ===========
   Accumulation units                        $16,467,925 $27,927,049  $59,500,913
   Contracts in payout (annuitization)
     period                                       38,583     863,737       76,990
                                             ----------- -----------  -----------
       Total net assets                      $16,506,508 $28,790,786  $59,577,903
                                             =========== ===========  ===========
Accumulation units outstanding                 1,312,942   1,071,199    1,618,046
                                             =========== ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                              "Dogs" of  Emerging      Equity                   Fundamental
                                             Wall Street  Markets   Opportunities Foreign Value   Growth    Global Bond
                                              Portfolio  Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                                              (Class 2)  (Class 2)    (Class 2)     (Class 2)    (Class 2)   (Class 2)
                                             ----------- ---------- ------------- ------------- ----------- -----------
Assets:
   Investments in Trusts, at net asset
     value                                   $6,421,108  $6,727,422  $5,287,544    $25,027,854  $2,474,431  $10,564,795
   Receivable from American General
     Life Insurance Company                          --          --          90             --          --           --
Liabilities:
   Payable to American General Life
     Insurance Company                               16          --          --            107          --           --
                                             ----------  ----------  ----------    -----------  ----------  -----------
Net assets:                                  $6,421,092  $6,727,422  $5,287,634    $25,027,747  $2,474,431  $10,564,795
                                             ==========  ==========  ==========    ===========  ==========  ===========
   Accumulation units                        $6,411,250  $6,727,422  $5,258,792    $25,011,461  $2,474,431  $10,564,795
   Contracts in payout (annuitization)
     period                                       9,842          --      28,842         16,286          --           --
                                             ----------  ----------  ----------    -----------  ----------  -----------
       Total net assets                      $6,421,092  $6,727,422  $5,287,634    $25,027,747  $2,474,431  $10,564,795
                                             ==========  ==========  ==========    ===========  ==========  ===========
Accumulation units outstanding                  424,421     347,397     255,268      1,444,664     131,713      444,796
                                             ==========  ==========  ==========    ===========  ==========  ===========

                                              Global       Growth      Growth-   High-Yield
                                             Equities   Opportunities  Income       Bond
                                             Portfolio    Portfolio   Portfolio  Portfolio
                                             (Class 2)    (Class 2)   (Class 2)  (Class 2)
                                             ---------- ------------- ---------- -----------
Assets:
   Investments in Trusts, at net asset
     value                                   $5,046,286  $3,935,759   $9,258,265 $14,808,525
   Receivable from American General
     Life Insurance Company                          --          --           --          --
Liabilities:
   Payable to American General Life
     Insurance Company                            6,597          --            3         835
                                             ----------  ----------   ---------- -----------
Net assets:                                  $5,039,689  $3,935,759   $9,258,262 $14,807,690
                                             ==========  ==========   ========== ===========
   Accumulation units                        $5,036,540  $3,935,759   $9,258,262 $14,718,793
   Contracts in payout (annuitization)
     period                                       3,149          --           --      88,897
                                             ----------  ----------   ---------- -----------
       Total net assets                      $5,039,689  $3,935,759   $9,258,262 $14,807,690
                                             ==========  ==========   ========== ===========
Accumulation units outstanding                  238,123     590,431      293,916     577,334
                                             ==========  ==========   ========== ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                          MFS
                                             International International   Marsico   Massachusetts
                                              Diversified   Growth and     Focused     Investors    MFS Total    Mid-Cap
                                               Equities       Income       Growth        Trust       Return      Growth
                                               Portfolio     Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                               (Class 2)     (Class 2)    (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                             ------------- ------------- ----------- ------------- ----------- -----------
Assets:
   Investments in Trusts, at net asset
     value                                    $18,581,247   $8,358,971   $13,201,509  $10,867,447  $44,349,372 $15,478,572
   Receivable from American General
     Life Insurance Company                            --           --            90           --          528          --
Liabilities:
   Payable to American General Life
     Insurance Company                                 23            1            --           --           --       1,211
                                              -----------   ----------   -----------  -----------  ----------- -----------
Net assets:                                   $18,581,224   $8,358,970   $13,201,599  $10,867,447  $44,349,900 $15,477,361
                                              ===========   ==========   ===========  ===========  =========== ===========
   Accumulation units                         $18,576,005   $8,358,970   $13,185,173  $10,867,447  $44,202,417 $15,472,602
   Contracts in payout (annuitization)
     period                                         5,219           --        16,426           --      147,483       4,759
                                              -----------   ----------   -----------  -----------  ----------- -----------
       Total net assets                       $18,581,224   $8,358,970   $13,201,599  $10,867,447  $44,349,900 $15,477,361
                                              ===========   ==========   ===========  ===========  =========== ===========
Accumulation units outstanding                  1,454,731      596,036     1,068,902      420,370    1,470,766   1,231,749
                                              ===========   ==========   ===========  ===========  =========== ===========


                                                         Small & Mid             Telecom
                                             Real Estate  Cap Value  Technology  Utility
                                              Portfolio   Portfolio  Portfolio  Portfolio
                                              (Class 2)   (Class 2)  (Class 2)  (Class 2)
                                             ----------- ----------- ---------- ----------
Assets:
   Investments in Trusts, at net asset
     value                                   $9,919,385  $19,344,277 $2,629,506 $2,363,929
   Receivable from American General
     Life Insurance Company                          30           --         --         --
Liabilities:
   Payable to American General Life
     Insurance Company                               --        5,895         62         --
                                             ----------  ----------- ---------- ----------
Net assets:                                  $9,919,415  $19,338,382 $2,629,444 $2,363,929
                                             ==========  =========== ========== ==========
   Accumulation units                        $9,890,745  $19,300,751 $2,615,353 $2,363,929
   Contracts in payout (annuitization)
     period                                      28,670       37,631     14,091         --
                                             ----------  ----------- ---------- ----------
       Total net assets                      $9,919,415  $19,338,382 $2,629,444 $2,363,929
                                             ==========  =========== ========== ==========
Accumulation units outstanding                  371,396      899,543  1,115,091    127,679
                                             ==========  =========== ========== ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                      American      American
                                             Total Return Aggressive   Alliance     Funds Asset   Funds Global    American
                                                 Bond       Growth      Growth       Allocation   Growth SAST   Funds Growth
                                              Portfolio   Portfolio    Portfolio   SAST Portfolio  Portfolio   SAST Portfolio
                                              (Class 2)   (Class 3)    (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                             ------------ ----------- ------------ -------------- ------------ --------------
Assets:
   Investments in Trusts, at net asset
     value                                   $20,481,417  $20,019,631 $105,946,497  $123,436,538  $403,842,179  $265,109,166
   Receivable from American General
     Life Insurance Company                          181           --          359            --            --            --
Liabilities:
   Payable to American General Life
     Insurance Company                                --           --           --            --            92            47
                                             -----------  ----------- ------------  ------------  ------------  ------------
Net assets:                                  $20,481,598  $20,019,631 $105,946,856  $123,436,538  $403,842,087  $265,109,119
                                             ===========  =========== ============  ============  ============  ============
   Accumulation units                        $20,436,478  $20,019,631 $105,906,340  $123,436,538  $403,840,737  $265,107,909
   Contracts in payout (annuitization)
     period                                       45,120           --       40,516            --         1,350         1,210
                                             -----------  ----------- ------------  ------------  ------------  ------------
       Total net assets                      $20,481,598  $20,019,631 $105,946,856  $123,436,538  $403,842,087  $265,109,119
                                             ===========  =========== ============  ============  ============  ============
Accumulation units outstanding                   712,809    1,669,400    3,480,341    10,706,139    33,333,147    23,791,952
                                             ===========  =========== ============  ============  ============  ============

                                               American
                                             Funds Growth-              Blue Chip    Capital
                                              Income SAST   Balanced     Growth      Growth
                                               Portfolio    Portfolio   Portfolio   Portfolio
                                               (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                             ------------- ----------- ----------- -----------
Assets:
   Investments in Trusts, at net asset
     value                                   $210,222,189  $66,216,542 $67,936,175 $43,426,795
   Receivable from American General
     Life Insurance Company                           385           36         366         114
Liabilities:
   Payable to American General Life
     Insurance Company                                 --           --          --          --
                                             ------------  ----------- ----------- -----------
Net assets:                                  $210,222,574  $66,216,578 $67,936,541 $43,426,909
                                             ============  =========== =========== ===========
   Accumulation units                        $210,185,258  $66,204,074 $67,917,987 $43,421,383
   Contracts in payout (annuitization)
     period                                        37,316       12,504      18,554       5,526
                                             ------------  ----------- ----------- -----------
       Total net assets                      $210,222,574  $66,216,578 $67,936,541 $43,426,909
                                             ============  =========== =========== ===========
Accumulation units outstanding                 20,191,869    4,857,416   8,504,608   5,331,320
                                             ============  =========== =========== ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                 Cash                                     "Dogs" of   Emerging       Equity
                                              Management    Corporate     Davis Venture  Wall Street   Markets    Opportunities
                                              Portfolio   Bond Portfolio Value Portfolio  Portfolio   Portfolio     Portfolio
                                              (Class 3)     (Class 3)       (Class 3)     (Class 3)   (Class 3)     (Class 3)
                                             ------------ -------------- --------------- ----------- ------------ -------------
Assets:
   Investments in Trusts, at net asset
     value                                   $160,572,375  $636,323,684   $489,088,129   $48,336,125 $151,524,732  $28,151,591
   Receivable from American General
     Life Insurance Company                           404            --            381            --           --          144
Liabilities:
   Payable to American General Life
     Insurance Company                                 --           176             --           483          109           --
                                             ------------  ------------   ------------   ----------- ------------  -----------
Net assets:                                  $160,572,779  $636,323,508   $489,088,510   $48,335,642 $151,524,623  $28,151,735
                                             ============  ============   ============   =========== ============  ===========
   Accumulation units                        $160,311,657  $635,971,455   $489,021,319   $48,325,052 $151,487,635  $28,127,600
   Contracts in payout (annuitization)
     period                                       261,122       352,053         67,191        10,590       36,988       24,135
                                             ------------  ------------   ------------   ----------- ------------  -----------
       Total net assets                      $160,572,779  $636,323,508   $489,088,510   $48,335,642 $151,524,623  $28,151,735
                                             ============  ============   ============   =========== ============  ===========
Accumulation units outstanding                 13,868,100    29,646,690     21,618,837     3,468,287    9,251,513    1,570,896
                                             ============  ============   ============   =========== ============  ===========

                                                           Fundamental                Global
                                             Foreign Value   Growth    Global Bond   Equities
                                               Portfolio    Portfolio   Portfolio    Portfolio
                                               (Class 3)    (Class 3)   (Class 3)    (Class 3)
                                             ------------- ----------- ------------ -----------
Assets:
   Investments in Trusts, at net asset
     value                                   $492,880,572  $72,229,266 $209,449,157 $28,497,278
   Receivable from American General
     Life Insurance Company                           249           --           44          --
Liabilities:
   Payable to American General Life
     Insurance Company                                 --          390           --         144
                                             ------------  ----------- ------------ -----------
Net assets:                                  $492,880,821  $72,228,876 $209,449,201 $28,497,134
                                             ============  =========== ============ ===========
   Accumulation units                        $492,830,609  $72,213,126 $209,447,285 $28,489,144
   Contracts in payout (annuitization)
     period                                        50,212       15,750        1,916       7,990
                                             ------------  ----------- ------------ -----------
       Total net assets                      $492,880,821  $72,228,876 $209,449,201 $28,497,134
                                             ============  =========== ============ ===========
Accumulation units outstanding                 37,450,248    4,273,274   11,739,054   1,973,752
                                             ============  =========== ============ ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)



                                                                                       International   International   Marsico
                                                Growth       Growth-                    Diversified     Growth and     Focused
                                             Opportunities   Income      High-Yield       Equities        Income       Growth
                                               Portfolio    Portfolio  Bond Portfolio Portfolio (Class   Portfolio    Portfolio
                                               (Class 3)    (Class 3)    (Class 3)           3)          (Class 3)    (Class 3)
                                             ------------- ----------- -------------- ---------------- ------------- -----------
Assets:
   Investments in Trusts, at net asset
     value                                   $169,921,760  $81,680,465  $145,112,274    $159,215,635   $178,209,323  $86,274,279
   Receivable from American General
     Life Insurance Company                            30           52            19              --             --           41
Liabilities:
   Payable to American General Life
     Insurance Company                                 --           --            --              73          1,258           --
                                             ------------  -----------  ------------    ------------   ------------  -----------
Net assets:                                  $169,921,790  $81,680,517  $145,112,293    $159,215,562   $178,208,065  $86,274,320
                                             ============  ===========  ============    ============   ============  ===========
   Accumulation units                        $169,920,606  $81,678,656  $145,071,028    $159,190,681   $178,173,034  $86,272,440
   Contracts in payout (annuitization)
     period                                         1,184        1,861        41,265          24,881         35,031        1,880
                                             ------------  -----------  ------------    ------------   ------------  -----------
       Total net assets                      $169,921,790  $81,680,517  $145,112,293    $159,215,562   $178,208,065  $86,274,320
                                             ============  ===========  ============    ============   ============  ===========
Accumulation units outstanding                 20,098,658    6,197,572     7,722,492      13,044,143     13,758,088    7,337,632
                                             ============  ===========  ============    ============   ============  ===========

                                                                                       Protected
                                                   MFS                                   Asset
                                              Massachusetts   MFS Total     Mid-Cap    Allocation
                                             Investors Trust   Return       Growth        SAST
                                                Portfolio     Portfolio    Portfolio   Portfolio
                                                (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                             --------------- ------------ ------------ ----------
Assets:
   Investments in Trusts, at net asset
     value                                    $245,454,389   $193,491,460 $100,053,921 $4,969,379
   Receivable from American General
     Life Insurance Company                             76             --           --         --
Liabilities:
   Payable to American General Life
     Insurance Company                                  --            467           32         --
                                              ------------   ------------ ------------ ----------
Net assets:                                   $245,454,465   $193,490,993 $100,053,889 $4,969,379
                                              ============   ============ ============ ==========
   Accumulation units                         $245,417,189   $193,434,460 $100,031,896 $4,969,379
   Contracts in payout (annuitization)
     period                                         37,276         56,533       21,993         --
                                              ------------   ------------ ------------ ----------
       Total net assets                       $245,454,465   $193,490,993 $100,053,889 $4,969,379
                                              ============   ============ ============ ==========
Accumulation units outstanding                  14,911,675      8,304,413    8,000,603    493,947
                                              ============   ============ ============ ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)



                                                                                         SunAmerica    SunAmerica
                                                          Small & Mid                     Dynamic       Dynamic
                                             Real Estate   Cap Value    Small Company    Allocation     Strategy   Technology
                                              Portfolio    Portfolio   Value Portfolio   Portfolio     Portfolio   Portfolio
                                              (Class 3)    (Class 3)      (Class 3)      (Class 3)     (Class 3)   (Class 3)
                                             ------------ ------------ --------------- -------------- ------------ -----------
Assets:
   Investments in Trusts, at net asset
     value                                   $239,429,943 $468,586,899  $190,331,364   $1,779,908,764 $208,658,498 $20,098,275
   Receivable from American General
     Life Insurance Company                            --          400            --               --           --          --
Liabilities:
   Payable to American General Life
     Insurance Company                                526           --           351               --           --          --
                                             ------------ ------------  ------------   -------------- ------------ -----------
Net assets:                                  $239,429,417 $468,587,299  $190,331,013   $1,779,908,764 $208,658,498 $20,098,275
                                             ============ ============  ============   ============== ============ ===========
   Accumulation units                        $239,389,107 $468,558,633  $190,319,244   $1,779,908,764 $208,658,498 $20,098,275
   Contracts in payout (annuitization)
     period                                        40,310       28,666        11,769               --           --          --
                                             ------------ ------------  ------------   -------------- ------------ -----------
       Total net assets                      $239,429,417 $468,587,299  $190,331,013   $1,779,908,764 $208,658,498 $20,098,275
                                             ============ ============  ============   ============== ============ ===========
Accumulation units outstanding                 14,642,384   27,131,938    17,184,541      169,199,375   20,033,318   6,779,977
                                             ============ ============  ============   ============== ============ ===========

                                                                        Invesco Van
                                                                        Kampen V.I.
                                               Telecom                   American    Invesco Van
                                               Utility    Total Return   Franchise   Kampen V.I.
                                              Portfolio  Bond Portfolio    Fund     Comstock Fund
                                              (Class 3)    (Class 3)    (Series II)  (Series II)
                                             ----------- -------------- ----------- -------------
Assets:
   Investments in Trusts, at net asset
     value                                   $21,303,455  $767,396,774  $19,411,520 $334,717,061
   Receivable from American General
     Life Insurance Company                           10            --           38           --
Liabilities:
   Payable to American General Life
     Insurance Company                                --            --           --       25,773
                                             -----------  ------------  ----------- ------------
Net assets:                                  $21,303,465  $767,396,774  $19,411,558 $334,691,288
                                             ===========  ============  =========== ============
   Accumulation units                        $21,300,990  $767,354,632  $19,409,669 $334,655,496
   Contracts in payout (annuitization)
     period                                        2,475        42,142        1,889       35,792
                                             -----------  ------------  ----------- ------------
       Total net assets                      $21,303,465  $767,396,774  $19,411,558 $334,691,288
                                             ===========  ============  =========== ============
Accumulation units outstanding                 1,325,753    42,157,782    1,724,094   26,370,726
                                             ===========  ============  =========== ============

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                    Government
                                             Invesco Van                              & High
                                             Kampen V.I.   Diversified    Equity     Quality               LargeCap  LargeCap
                                             Growth and   International   Income       Bond     Income      Blend     Growth
                                             Income Fund     Account      Account    Account    Account   Account II  Account
                                             (Series II)    (Class 1)    (Class 1)  (Class 1)  (Class 1)  (Class 1)  (Class 1)
                                             ------------ ------------- ----------- ---------- ---------- ---------- ---------
Assets:
   Investments in Trusts, at net asset
     value                                   $507,496,457  $1,850,877   $19,770,254 $4,426,281 $8,564,452 $2,089,463 $557,629
   Receivable from American General
     Life Insurance Company                            --          --           290         70         44         81       --
Liabilities:
   Payable to American General Life
     Insurance Company                              4,949          --            --         --         --         --       --
                                             ------------  ----------   ----------- ---------- ---------- ---------- --------
Net assets:                                  $507,491,508  $1,850,877   $19,770,544 $4,426,351 $8,564,496 $2,089,544 $557,629
                                             ============  ==========   =========== ========== ========== ========== ========
   Accumulation units                        $507,305,827  $1,850,877   $19,762,096 $4,422,115 $8,561,893 $2,087,441 $557,629
   Contracts in payout (annuitization)
     period                                       185,681          --         8,448      4,236      2,603      2,103       --
                                             ------------  ----------   ----------- ---------- ---------- ---------- --------
       Total net assets                      $507,491,508  $1,850,877   $19,770,544 $4,426,351 $8,564,496 $2,089,544 $557,629
                                             ============  ==========   =========== ========== ========== ========== ========
Accumulation units outstanding                 37,352,836     272,576     1,778,033    522,217    841,026    285,591   71,443
                                             ============  ==========   =========== ========== ========== ========== ========

                                                                    Principal
                                              MidCap      Money      Capital
                                               Blend     Market    Appreciation
                                              Account    Account     Account
                                             (Class 1)  (Class 1)   (Class 1)
                                             ---------- ---------- ------------
Assets:
   Investments in Trusts, at net asset
     value                                   $2,476,537 $1,751,573 $11,780,972
   Receivable from American General
     Life Insurance Company                          46         17         101
Liabilities:
   Payable to American General Life
     Insurance Company                               --         --          --
                                             ---------- ---------- -----------
Net assets:                                  $2,476,583 $1,751,590 $11,781,073
                                             ========== ========== ===========
   Accumulation units                        $2,475,302 $1,750,677 $11,778,307
   Contracts in payout (annuitization)
     period                                       1,281        913       2,766
                                             ---------- ---------- -----------
       Total net assets                      $2,476,583 $1,751,590 $11,781,073
                                             ========== ========== ===========
Accumulation units outstanding                  187,668    298,282     826,168
                                             ========== ========== ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                         SAM          SAM                      SAM
                                             Real Estate     SAM     Conservative Conservative SAM Flexible Strategic  Short-Term
                                             Securities   Balanced     Balanced      Growth       Income     Growth      Income
                                               Account    Portfolio   Portfolio    Portfolio    Portfolio   Portfolio   Account
                                              (Class 1)   (Class 1)   (Class 1)    (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                             ----------- ----------- ------------ ------------ ------------ ---------- ----------
Assets:
   Investments in Trusts, at net asset
     value                                   $1,020,152  $49,900,127  $6,652,704  $22,262,452  $10,178,465  $5,899,514 $2,129,166
   Receivable from American General
     Life Insurance Company                          --          893         239           --        1,141          --         75
Liabilities:
   Payable to American General Life
     Insurance Company                               --           --          --           73           --          --         --
                                             ----------  -----------  ----------  -----------  -----------  ---------- ----------
Net assets:                                  $1,020,152  $49,901,020  $6,652,943  $22,262,379  $10,179,606  $5,899,514 $2,129,241
                                             ==========  ===========  ==========  ===========  ===========  ========== ==========
   Accumulation units                        $1,020,152  $49,880,085  $6,643,975  $22,256,822  $10,139,743  $5,899,514 $2,125,366
   Contracts in payout (annuitization)
     period                                          --       20,935       8,968        5,557       39,863          --      3,875
                                             ----------  -----------  ----------  -----------  -----------  ---------- ----------
       Total net assets                      $1,020,152  $49,901,020  $6,652,943  $22,262,379  $10,179,606  $5,899,514 $2,129,241
                                             ==========  ===========  ==========  ===========  ===========  ========== ==========
Accumulation units outstanding                   45,838    4,199,632     748,071    1,884,867      972,225     472,085    278,678
                                             ==========  ===========  ==========  ===========  ===========  ========== ==========

                                              SmallCap  SmallCap   Diversified
                                               Growth     Value   International
                                             Account II Account I    Account
                                             (Class 1)  (Class 1)   (Class 2)
                                             ---------- --------- -------------
Assets:
   Investments in Trusts, at net asset
     value                                    $488,161  $220,386    $470,464
   Receivable from American General
     Life Insurance Company                         41        --          --
Liabilities:
   Payable to American General Life
     Insurance Company                              --        --          --
                                              --------  --------    --------
Net assets:                                   $488,202  $220,386    $470,464
                                              ========  ========    ========
   Accumulation units                         $487,300  $220,386    $470,464
   Contracts in payout (annuitization)
     period                                        902        --          --
                                              --------  --------    --------
       Total net assets                       $488,202  $220,386    $470,464
                                              ========  ========    ========
Accumulation units outstanding                  68,377    20,498      72,701
                                              ========  ========    ========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                        Government
                                                          & High
                                              Equity     Quality               LargeCap  LargeCap   MidCap     Money
                                              Income       Bond     Income      Blend     Growth     Blend    Market
                                              Account    Account    Account   Account II  Account   Account   Account
                                             (Class 2)  (Class 2)  (Class 2)  (Class 2)  (Class 2) (Class 2) (Class 2)
                                             ---------- ---------- ---------- ---------- --------- --------- ----------
Assets:
   Investments in Trusts, at net asset
     value                                   $9,664,865 $1,106,170 $3,480,524  $542,704  $380,060  $597,045  $1,147,361
   Receivable from American General
     Life Insurance Company                          --         --         --        --        --        --       1,338
Liabilities:
   Payable to American General Life
     Insurance Company                               --         --         31        --        --        --          --
                                             ---------- ---------- ----------  --------  --------  --------  ----------
Net assets:                                  $9,664,865 $1,106,170 $3,480,493  $542,704  $380,060  $597,045  $1,148,699
                                             ========== ========== ==========  ========  ========  ========  ==========
   Accumulation units                        $9,664,865 $1,106,170 $3,273,321  $542,704  $380,060  $597,045  $1,099,166
   Contracts in payout (annuitization)
     period                                          --         --    207,172        --        --        --      49,533
                                             ---------- ---------- ----------  --------  --------  --------  ----------
       Total net assets                      $9,664,865 $1,106,170 $3,480,493  $542,704  $380,060  $597,045  $1,148,699
                                             ========== ========== ==========  ========  ========  ========  ==========
Accumulation units outstanding                  919,575    136,250    354,251    77,461    50,702    47,213     203,490
                                             ========== ========== ==========  ========  ========  ========  ==========

                                              Principal      Real
                                               Capital      Estate       SAM
                                             Appreciation Securities  Balanced
                                               Account     Account    Portfolio
                                              (Class 2)   (Class 2)   (Class 2)
                                             ------------ ---------- -----------
Assets:
   Investments in Trusts, at net asset
     value                                    $1,711,113   $234,261  $40,400,277
   Receivable from American General
     Life Insurance Company                           --         --           --
Liabilities:
   Payable to American General Life
     Insurance Company                                --         --        1,774
                                              ----------   --------  -----------
Net assets:                                   $1,711,113   $234,261  $40,398,503
                                              ==========   ========  ===========
   Accumulation units                         $1,711,113   $234,261  $40,309,290
   Contracts in payout (annuitization)
     period                                           --         --       89,213
                                              ----------   --------  -----------
       Total net assets                       $1,711,113   $234,261  $40,398,503
                                              ==========   ========  ===========
Accumulation units outstanding                   126,080     10,775    3,524,659
                                              ==========   ========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)



                                                 SAM          SAM         SAM        SAM
                                             Conservative Conservative Flexible   Strategic  Short-Term  SmallCap  SmallCap
                                               Balanced      Growth     Income     Growth      Income     Growth     Value
                                              Portfolio    Portfolio   Portfolio  Portfolio   Account   Account II Account I
                                              (Class 2)    (Class 2)   (Class 2)  (Class 2)  (Class 2)  (Class 2)  (Class 2)
                                             ------------ ------------ ---------- ---------- ---------- ---------- ---------
Assets:
   Investments in Trusts, at net asset
     value                                    $6,117,469  $21,654,425  $9,188,735 $9,600,136 $1,220,917  $223,293   $84,528
   Receivable from American General
     Life Insurance Company                           --           --          --         --         --        --        --
Liabilities:
   Payable to American General Life
     Insurance Company                                --           --       1,421         --         --        --        --
                                              ----------  -----------  ---------- ---------- ----------  --------   -------
Net assets:                                   $6,117,469  $21,654,425  $9,187,314 $9,600,136 $1,220,917  $223,293   $84,528
                                              ==========  ===========  ========== ========== ==========  ========   =======
   Accumulation units                         $6,117,469  $21,654,425  $9,024,526 $9,600,136 $1,220,917  $223,293   $84,528
   Contracts in payout (annuitization)
     period                                           --           --     162,788         --         --        --        --
                                              ----------  -----------  ---------- ---------- ----------  --------   -------
       Total net assets                       $6,117,469  $21,654,425  $9,187,314 $9,600,136 $1,220,917  $223,293   $84,528
                                              ==========  ===========  ========== ========== ==========  ========   =======
Accumulation units outstanding                   703,758    1,903,380     908,101    799,276    163,910    32,275     8,050
                                              ==========  ===========  ========== ========== ==========  ========   =======

                                                                  Columbia
                                                 Columbia         Variable        Columbia
                                                 Variable     Portfolio--Small    Variable
                                             Portfolio--Asset     Company      Portfolio--High
                                             Allocation Fund    Growth Fund      Income Fund
                                                (Class 1)        (Class 1)        (Class 1)
                                             ---------------- ---------------- ---------------
Assets:
   Investments in Trusts, at net asset
     value                                       $698,941        $1,150,648      $20,751,956
   Receivable from American General
     Life Insurance Company                            --                --                1
Liabilities:
   Payable to American General Life
     Insurance Company                                 --                --               --
                                                 --------        ----------      -----------
Net assets:                                      $698,941        $1,150,648      $20,751,957
                                                 ========        ==========      ===========
   Accumulation units                            $698,941        $1,150,648      $20,747,855
   Contracts in payout (annuitization)
     period                                            --                --            4,102
                                                 --------        ----------      -----------
       Total net assets                          $698,941        $1,150,648      $20,751,957
                                                 ========        ==========      ===========
Accumulation units outstanding                     54,826            91,523          953,291
                                                 ========        ==========      ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                               Columbia    Columbia Variable
                                   Columbia Variable                                           Variable    Portfolio--Marsico
                                   Portfolio--Marsico Columbia Variable  Columbia Variable  Portfolio--Mid   International
                                    Focused Equities  Portfolio--Marsico Portfolio--Marsico   Cap Growth     Opportunities
                                          Fund           Growth Fund     21st Century Fund       Fund             Fund
                                       (Class 1)          (Class 1)          (Class 1)        (Class 1)        (Class 2)
                                   ------------------ ------------------ ------------------ -------------- ------------------
Assets:
   Investments in Trusts, at
     net asset value                  $29,503,319         $2,200,594         $1,099,367        $509,730        $2,422,378
   Receivable from American
     General Life Insurance
     Company                                  127                 --                 --              --                --
Liabilities:
   Payable to American
     General Life Insurance
     Company                                   --                 --                 --              --                --
                                      -----------         ----------         ----------        --------        ----------
Net assets:                           $29,503,446         $2,200,594         $1,099,367        $509,730        $2,422,378
                                      ===========         ==========         ==========        ========        ==========
   Accumulation units                 $29,497,114         $2,200,594         $1,099,367        $509,730        $2,422,378
   Contracts in payout
     (annuitization) period                 6,332                 --                 --              --                --
                                      -----------         ----------         ----------        --------        ----------
       Total net assets               $29,503,446         $2,200,594         $1,099,367        $509,730        $2,422,378
                                      ===========         ==========         ==========        ========        ==========
Accumulation units outstanding          2,462,182            190,965             75,938          43,776           142,991
                                      ===========         ==========         ==========        ========        ==========


                                    Columbia Variable    Asset
                                   Portfolio--Dividend Allocation  Global Growth              Growth-Income
                                    Opportunity Fund      Fund         Fund      Growth Fund      Fund
                                        (Class 1)      (Class 2)     (Class 2)    (Class 2)     (Class 2)
                                   ------------------- ----------- ------------- ------------ -------------
Assets:
   Investments in Trusts, at
     net asset value                   $2,498,171      $70,041,345 $245,057,800  $328,241,194 $331,179,768
   Receivable from American
     General Life Insurance
     Company                                   --            5,837           --            --           --
Liabilities:
   Payable to American
     General Life Insurance
     Company                                   --               --       55,901        79,916       80,939
                                       ----------      ----------- ------------  ------------ ------------
Net assets:                            $2,498,171      $70,047,182 $245,001,899  $328,161,278 $331,098,829
                                       ==========      =========== ============  ============ ============
   Accumulation units                  $2,498,171      $69,858,707 $244,826,937  $327,963,737 $330,788,971
   Contracts in payout
     (annuitization) period                    --          188,475      174,962       197,541      309,858
                                       ----------      ----------- ------------  ------------ ------------
       Total net assets                $2,498,171      $70,047,182 $245,001,899  $328,161,278 $331,098,829
                                       ==========      =========== ============  ============ ============
Accumulation units outstanding            213,530        3,871,926    9,876,200    15,234,989   18,139,027
                                       ==========      =========== ============  ============ ============

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)




                                               Asset        Cash
                                             Allocation  Management               Growth-Income High-Income International
                                                Fund        Fund     Growth Fund      Fund       Bond Fund      Fund
                                             (Class 3)   (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                             ----------- ----------- ------------ ------------- ----------- -------------
Assets:
   Investments in Trusts, at net asset
     value                                   $37,731,455 $10,413,855 $188,985,493 $168,248,736  $21,202,693  $43,694,055
   Receivable from American General
     Life Insurance Company                           --          --      403,236      179,734       40,913           --
Liabilities:
   Payable to American General Life
     Insurance Company                            12,736       1,399           --           --           --       20,913
                                             ----------- ----------- ------------ ------------  -----------  -----------
Net assets:                                  $37,718,719 $10,412,456 $189,388,729 $168,428,470  $21,243,606  $43,673,142
                                             =========== =========== ============ ============  ===========  ===========
   Accumulation units                        $36,900,397 $ 9,988,563 $184,447,222 $162,420,021  $20,589,059  $42,942,660
   Contracts in payout (annuitization)
     period                                      818,322     423,893    4,941,507    6,008,449      654,547      730,482
                                             ----------- ----------- ------------ ------------  -----------  -----------
       Total net assets                      $37,718,719 $10,412,456 $189,388,729 $168,428,470  $21,243,606  $43,673,142
                                             =========== =========== ============ ============  ===========  ===========
Accumulation units outstanding                   694,087     490,800      950,747    1,238,142      233,472      869,072
                                             =========== =========== ============ ============  ===========  ===========

                                                U.S.
                                             Government/                           Sterling
                                              AAA-Rated   Growth and   Mid Cap     Capital
                                             Securities     Income      Stock       Select
                                                Fund      Portfolio   Portfolio     Equity
                                              (Class 3)   (Class VC)  (Class VC)     VIF
                                             ----------- ------------ ----------- ----------
Assets:
   Investments in Trusts, at net asset
     value                                   $19,814,636 $246,903,048 $23,886,260 $1,069,734
   Receivable from American General
     Life Insurance Company                           --           --          --         --
Liabilities:
   Payable to American General Life
     Insurance Company                               551       10,401          45         --
                                             ----------- ------------ ----------- ----------
Net assets:                                  $19,814,085 $246,892,647 $23,886,215 $1,069,734
                                             =========== ============ =========== ==========
   Accumulation units                        $19,352,825 $246,571,911 $23,833,446 $1,069,734
   Contracts in payout (annuitization)
     period                                      461,260      320,736      52,769         --
                                             ----------- ------------ ----------- ----------
       Total net assets                      $19,814,085 $246,892,647 $23,886,215 $1,069,734
                                             =========== ============ =========== ==========
Accumulation units outstanding                   488,933   22,003,083   1,632,494    110,190
                                             =========== ============ =========== ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                     Franklin
                                                            Sterling                                Templeton
                                               Sterling     Capital                                VIP Founding
                                                Capital    Strategic    Sterling      Franklin        Funds      Allocation
                                                Special    Allocation   Capital        Income       Allocation    Balanced
                                             Opportunities   Equity   Total Return Securities Fund     Fund      Portfolio
                                                  VIF         VIF       Bond VIF      (Class 2)     (Class 2)    (Class 3)
                                             ------------- ---------- ------------ --------------- ------------ ------------
Assets:
   Investments in Trusts, at net asset
     value                                    $11,496,176  $1,498,142  $7,502,837   $127,193,425   $44,629,639  $127,736,202
   Receivable from American General
     Life Insurance Company                            --          --          --             --            --            --
Liabilities:
   Payable to American General Life
     Insurance Company                                 --          --          --             --            --            --
                                              -----------  ----------  ----------   ------------   -----------  ------------
Net assets:                                   $11,496,176  $1,498,142  $7,502,837   $127,193,425   $44,629,639  $127,736,202
                                              ===========  ==========  ==========   ============   ===========  ============
   Accumulation units                         $11,496,176  $1,498,142  $7,502,837   $127,193,425   $44,629,639  $127,736,202
   Contracts in payout (annuitization)
     period                                            --          --          --             --            --            --
                                              -----------  ----------  ----------   ------------   -----------  ------------
       Total net assets                       $11,496,176  $1,498,142  $7,502,837   $127,193,425   $44,629,639  $127,736,202
                                              ===========  ==========  ==========   ============   ===========  ============
Accumulation units outstanding                    718,972     144,790     557,546     10,906,862     4,403,773    10,350,429
                                              ===========  ==========  ==========   ============   ===========  ============


                                                          Allocation
                                             Allocation    Moderate    Allocation
                                               Growth       Growth      Moderate   Real Return
                                             Portfolio    Portfolio    Portfolio    Portfolio
                                             (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                             ----------- ------------ ------------ ------------
Assets:
   Investments in Trusts, at net asset
     value                                   $16,966,520 $173,994,204 $158,276,953 $265,729,709
   Receivable from American General
     Life Insurance Company                           --           --           --           --
Liabilities:
   Payable to American General Life
     Insurance Company                                --           --           --           --
                                             ----------- ------------ ------------ ------------
Net assets:                                  $16,966,520 $173,994,204 $158,276,953 $265,729,709
                                             =========== ============ ============ ============
   Accumulation units                        $16,966,520 $173,994,204 $158,276,953 $265,729,709
   Contracts in payout (annuitization)
     period                                           --           --           --           --
                                             ----------- ------------ ------------ ------------
       Total net assets                      $16,966,520 $173,994,204 $158,276,953 $265,729,709
                                             =========== ============ ============ ============
Accumulation units outstanding                 1,478,728   14,827,359   13,070,209   21,854,322
                                             =========== ============ ============ ============


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                  Contracts With Total       Contracts With Total       Contracts With Total
                                   Expenses of 1.15%          Expenses of 1.30%          Expenses of 1.40%
                               -------------------------- -------------------------- --------------------------
                               Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                  units     accumulation     units     accumulation     units     accumulation
Variable Accounts              outstanding      units     outstanding      units     outstanding      units
-----------------              ------------ ------------- ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                         --      $   --             --      $   --            --       $   --
   Capital Appreciation
     Portfolio (Class 1)               --          --             --          --            --           --
   Government and Quality
     Bond Portfolio (Class 1)          --          --             --          --            --           --
   Growth Portfolio (Class 1)          --          --             --          --            --           --
   Natural Resources
     Portfolio (Class 1)               --          --             --          --            --           --
   Asset Allocation Portfolio
     (Class 2)                         --          --             --          --            --           --
   Capital Appreciation
     Portfolio (Class 2)               --          --             --          --        64,799        58.31
   Government and Quality
     Bond Portfolio (Class 2)          --          --             --          --            --           --
   Growth Portfolio (Class 2)          --          --             --          --            --           --
   Natural Resources
     Portfolio (Class 2)               --          --             --          --            --           --
   Asset Allocation Portfolio
     (Class 3)                    200,962       12.85        169,669       12.65        20,955        12.68
   Capital Appreciation
     Portfolio (Class 3)          695,659       14.78      2,326,552       14.55       209,668        14.53
   Government and Quality
     Bond Portfolio (Class 3)   1,212,310       12.60      3,994,521       12.40       425,353        12.41
   Growth Portfolio (Class 3)     204,406       11.09        178,562       10.93        48,181        10.93
   Natural Resources
     Portfolio (Class 3)          231,474       10.29        638,297       10.15       109,635        10.14
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)               --      $   --             --      $   --            --       $   --
   Alliance Growth Portfolio
     (Class 1)                         --          --             --          --            --           --
   Balanced Portfolio (Class
     1)                                --          --             --          --            --           --
   Blue Chip Growth Portfolio
     (Class 1)                         --          --             --          --            --           --
   Capital Growth Portfolio
     (Class 1)                         --          --             --          --            --           --
   Cash Management Portfolio
     (Class 1)                         --          --             --          --            --           --
   Corporate Bond Portfolio
     (Class 1)                         --          --             --          --            --           --
   Davis Venture Value
     Portfolio (Class 1)               --          --             --          --            --           --
   "Dogs" of Wall Street
     Portfolio (Class 1)               --          --             --          --            --           --
   Emerging Markets Portfolio
     (Class 1)                         --          --             --          --            --           --
   Equity Opportunities
     Portfolio (Class 1)               --          --             --          --            --           --
   Fundamental Growth
     Portfolio (Class 1)               --          --             --          --            --           --
   Global Bond Portfolio
     (Class 1)                         --          --             --          --            --           --
   Global Equities Portfolio
     (Class 1)                         --          --             --          --            --           --
   Growth Opportunities
     Portfolio (Class 1)               --          --             --          --            --           --
   Growth- Income Portfolio
     (Class 1)                         --          --             --          --            --           --
   High-Yield Bond Portfolio
     (Class 1)                         --          --             --          --            --           --
   International Diversified
     Equities Portfolio
     (Class 1)                         --          --             --          --            --           --
   International Growth and
     Income Portfolio (Class
     1)                                --          --             --          --            --           --
   Marsico Focused Growth
     Portfolio (Class 1)               --          --             --          --            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)               --          --             --          --            --           --
   MFS Total Return Portfolio
     (Class 1)                         --          --             --          --            --           --
   Mid-Cap Growth Portfolio
     (Class 1)                         --          --             --          --            --           --
   Real Estate Portfolio
     (Class 1)                         --          --             --          --            --           --
   Technology Portfolio
     (Class 1)                         --          --             --          --            --           --
   Telecom Utility Portfolio
     (Class 1)                         --          --             --          --            --           --
   Total Return Bond
     Portfolio (Class 1)               --          --             --          --            --           --
   Aggressive Growth
     Portfolio (Class 2)               --          --             --          --            --           --
   Alliance Growth Portfolio
     (Class 2)                         --          --             --          --        21,268        36.35
   Balanced Portfolio (Class
     2)                                --          --             --          --            --           --
   Blue Chip Growth Portfolio
     (Class 2)                         --          --             --          --            --           --
   Capital Growth Portfolio
     (Class 2)                         --          --             --          --            --           --
   Cash Management Portfolio
     (Class 2)                         --          --             --          --            --           --
   Corporate Bond Portfolio
     (Class 2)                         --          --             --          --            --           --
   Davis Venture Value
     Portfolio (Class 2)               --          --             --          --        51,520        37.57
   "Dogs" of Wall Street
     Portfolio (Class 2)               --          --             --          --            --           --
   Emerging Markets Portfolio
     (Class 2)                         --          --             --          --            --           --
   Equity Opportunities
     Portfolio (Class 2)               --          --             --          --            --           --
   Foreign Value Portfolio
     (Class 2)                         --          --             --          --            --           --
   Fundamental Growth
     Portfolio (Class 2)               --          --             --          --            --           --
   Global Bond Portfolio
     (Class 2)                         --          --             --          --            --           --
   Global Equities Portfolio
     (Class 2)                         --          --             --          --        52,706        21.52
   Growth Opportunities
     Portfolio (Class 2)               --          --             --          --            --           --
   Growth- Income Portfolio
     (Class 2)                         --          --             --          --            --           --
   High-Yield Bond Portfolio
     (Class 2)                         --          --             --          --            --           --
   International Diversified
     Equities Portfolio
     (Class 2)                         --          --             --          --            --           --
   International Growth and
     Income Portfolio (Class
     2)                                --          --             --          --            --           --
   Marsico Focused Growth
     Portfolio (Class 2)               --          --             --          --            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)               --          --             --          --            --           --
   MFS Total Return Portfolio
     (Class 2)                         --          --             --          --            --           --
   Mid-Cap Growth Portfolio
     (Class 2)                         --          --             --          --        44,387        12.82
   Real Estate Portfolio
     (Class 2)                         --          --             --          --            --           --
   Small & Mid Cap Value
     Portfolio (Class 2)               --          --             --          --            --           --
   Technology Portfolio
     (Class 2)                         --          --             --          --        61,311         2.40
   Telecom Utility Portfolio
     (Class 2)                         --          --             --          --            --           --
   Total Return Bond
     Portfolio (Class 2)               --          --             --          --            --           --
   Aggressive Growth
     Portfolio (Class 3)           72,256        9.51        286,201        9.31        34,912         9.29
   Alliance Growth Portfolio
     (Class 3)                    118,163       11.85        216,259       11.70        50,236        11.66
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)          743,683       11.81      1,539,848       11.65       346,663        11.63
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                  1,296,906       12.48      5,825,024       12.29       508,318        12.29
   American Funds Growth SAST
     Portfolio (Class 3)          875,125       11.42      2,857,660       11.24       313,301        11.23
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                    891,885       10.82      1,910,263       10.65       315,606        10.65
   Balanced Portfolio (Class
     3)                           200,808       12.25        455,685       12.10        80,761        12.06
   Blue Chip Growth Portfolio
     (Class 3)                    206,374       11.12      1,201,482       10.90        67,087        10.93
   Capital Growth Portfolio
     (Class 3)                     66,180       10.86         14,911       10.70        40,040        10.69
   Cash Management Portfolio
     (Class 3)                    507,027        9.77      1,359,794        9.62       120,013         9.61
   Corporate Bond Portfolio
     (Class 3)                  1,057,525       15.82      4,265,515       15.59       396,428        15.58
   Davis Venture Value
     Portfolio (Class 3)        1,011,465       10.58      3,767,639       10.42       354,767        10.42
   "Dogs" of Wall Street
     Portfolio (Class 3)          104,671       13.14        447,149       13.02        58,572        12.96
   Emerging Markets Portfolio
     (Class 3)                    298,680       12.31      1,025,123       12.12       111,593        12.12
   Equity Opportunities
     Portfolio (Class 3)           43,386       11.24        120,892       11.06        15,675        11.06
   Foreign Value Portfolio
     (Class 3)                  1,383,723        9.95      7,198,139        9.79       475,105         9.78
   Fundamental Growth
     Portfolio (Class 3)          102,367       11.33        143,927       11.17        78,599        11.14
   Global Bond Portfolio
     (Class 3)                    544,401       13.74      2,000,928       13.52       212,350        13.51
   Global Equities Portfolio
     (Class 3)                    136,591       10.08        389,259        9.88        23,714         9.94
   Growth Opportunities
     Portfolio (Class 3)          415,531       13.18      2,160,650       12.97       144,768        12.98
   Growth- Income Portfolio
     (Class 3)                    496,011       11.03      1,565,901       10.79        94,427        10.86
   High-Yield Bond Portfolio
     (Class 3)                    264,698       13.20      1,184,126       12.97       136,220        12.99
   International Diversified
     Equities Portfolio
     (Class 3)                    170,809        9.92        352,763        9.76       106,837         9.76
   International Growth and
     Income Portfolio (Class
     3)                           266,935        8.50        168,637        8.38       175,440         8.36
   Marsico Focused Growth
     Portfolio (Class 3)          311,881       11.63      1,161,349       11.46       142,725        11.43
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)          669,280       12.22      3,519,261       12.06       226,030        12.02
   MFS Total Return Portfolio
     (Class 3)                    273,209       11.81        846,980       11.63        67,319        11.62
   Mid-Cap Growth Portfolio
     (Class 3)                    211,612       13.03        914,784       12.84        81,523        12.84
   Protected Asset Allocation
     SAST Portfolio (Class 3)      46,605       10.07        210,471       10.06           376        10.10
   Real Estate Portfolio
     (Class 3)                    649,381        9.74      2,922,638        9.58       258,452         9.58

                                  Contracts With Total
                                  Expenses of 1.52%(1)
                               --------------------------
                               Accumulation Unit value of
                                  units     accumulation
Variable Accounts              outstanding      units
-----------------              ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                          --     $   --
   Capital Appreciation
     Portfolio (Class 1)                --         --
   Government and Quality
     Bond Portfolio (Class 1)           --         --
   Growth Portfolio (Class 1)           --         --
   Natural Resources
     Portfolio (Class 1)                --         --
   Asset Allocation Portfolio
     (Class 2)                     237,229      29.82
   Capital Appreciation
     Portfolio (Class 2)           601,015      57.69
   Government and Quality
     Bond Portfolio (Class 2)    2,020,956      21.14
   Growth Portfolio (Class 2)      558,513      34.17
   Natural Resources
     Portfolio (Class 2)           175,925      46.57
   Asset Allocation Portfolio
     (Class 3)                     124,598      29.47
   Capital Appreciation
     Portfolio (Class 3)         3,245,907      57.15
   Government and Quality
     Bond Portfolio (Class 3)   12,829,658      20.93
   Growth Portfolio (Class 3)    1,782,560      33.83
   Natural Resources
     Portfolio (Class 3)         1,245,271      46.04
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)                --     $   --
   Alliance Growth Portfolio
     (Class 1)                          --         --
   Balanced Portfolio (Class
     1)                                 --         --
   Blue Chip Growth Portfolio
     (Class 1)                          --         --
   Capital Growth Portfolio
     (Class 1)                          --         --
   Cash Management Portfolio
     (Class 1)                          --         --
   Corporate Bond Portfolio
     (Class 1)                          --         --
   Davis Venture Value
     Portfolio (Class 1)                --         --
   "Dogs" of Wall Street
     Portfolio (Class 1)                --         --
   Emerging Markets Portfolio
     (Class 1)                          --         --
   Equity Opportunities
     Portfolio (Class 1)                --         --
   Fundamental Growth
     Portfolio (Class 1)                --         --
   Global Bond Portfolio
     (Class 1)                          --         --
   Global Equities Portfolio
     (Class 1)                          --         --
   Growth Opportunities
     Portfolio (Class 1)                --         --
   Growth- Income Portfolio
     (Class 1)                          --         --
   High-Yield Bond Portfolio
     (Class 1)                          --         --
   International Diversified
     Equities Portfolio
     (Class 1)                          --         --
   International Growth and
     Income Portfolio (Class
     1)                                 --         --
   Marsico Focused Growth
     Portfolio (Class 1)                --         --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)                --         --
   MFS Total Return Portfolio
     (Class 1)                          --         --
   Mid-Cap Growth Portfolio
     (Class 1)                          --         --
   Real Estate Portfolio
     (Class 1)                          --         --
   Technology Portfolio
     (Class 1)                          --         --
   Telecom Utility Portfolio
     (Class 1)                          --         --
   Total Return Bond
     Portfolio (Class 1)                --         --
   Aggressive Growth
     Portfolio (Class 2)           164,098      14.42
   Alliance Growth Portfolio
     (Class 2)                     485,608      35.64
   Balanced Portfolio (Class
     2)                            301,096      18.44
   Blue Chip Growth Portfolio
     (Class 2)                     365,348       6.45
   Capital Growth Portfolio
     (Class 2)                     191,317       8.06
   Cash Management Portfolio
     (Class 2)                   1,060,629      12.62
   Corporate Bond Portfolio
     (Class 2)                     865,506      27.02
   Davis Venture Value
     Portfolio (Class 2)         1,266,823      36.97
   "Dogs" of Wall Street
     Portfolio (Class 2)           341,880      15.21
   Emerging Markets Portfolio
     (Class 2)                     271,942      19.47
   Equity Opportunities
     Portfolio (Class 2)           190,720      20.83
   Foreign Value Portfolio
     (Class 2)                   1,311,840      17.36
   Fundamental Growth
     Portfolio (Class 2)            87,276      18.93
   Global Bond Portfolio
     (Class 2)                     354,969      23.86
   Global Equities Portfolio
     (Class 2)                     124,842      21.19
   Growth Opportunities
     Portfolio (Class 2)           460,750       6.71
   Growth- Income Portfolio
     (Class 2)                     214,010      31.71
   High-Yield Bond Portfolio
     (Class 2)                     432,090      25.83
   International Diversified
     Equities Portfolio
     (Class 2)                   1,233,780      12.83
   International Growth and
     Income Portfolio (Class
     2)                            466,494      14.10
   Marsico Focused Growth
     Portfolio (Class 2)           927,186      12.39
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)           345,775      25.97
   MFS Total Return Portfolio
     (Class 2)                   1,152,350      30.33
   Mid-Cap Growth Portfolio
     (Class 2)                     931,680      12.62
   Real Estate Portfolio
     (Class 2)                     278,817      26.88
   Small & Mid Cap Value
     Portfolio (Class 2)           742,476      21.59
   Technology Portfolio
     (Class 2)                     765,569       2.37
   Telecom Utility Portfolio
     (Class 2)                      87,505      18.67
   Total Return Bond
     Portfolio (Class 2)           618,012      28.84
   Aggressive Growth
     Portfolio (Class 3)           602,348      14.26
   Alliance Growth Portfolio
     (Class 3)                   1,566,699      35.29
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)         3,094,921      11.58
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                  11,324,792      12.11
   American Funds Growth SAST
     Portfolio (Class 3)         9,562,048      11.21
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                   9,003,359      10.38
   Balanced Portfolio (Class
     3)                            843,000      18.25
   Blue Chip Growth Portfolio
     (Class 3)                   3,446,855       6.38
   Capital Growth Portfolio
     (Class 3)                   3,018,721       7.95
   Cash Management Portfolio
     (Class 3)                   5,738,908      12.50
   Corporate Bond Portfolio
     (Class 3)                   9,250,669      26.64
   Davis Venture Value
     Portfolio (Class 3)         6,117,369      36.61
   "Dogs" of Wall Street
     Portfolio (Class 3)         1,059,459      15.04
   Emerging Markets Portfolio
     (Class 3)                   3,373,420      19.24
   Equity Opportunities
     Portfolio (Class 3)           493,910      20.60
   Foreign Value Portfolio
     (Class 3)                  10,452,329      17.20
   Fundamental Growth
     Portfolio (Class 3)         2,141,164      18.74
   Global Bond Portfolio
     (Class 3)                   3,175,082      23.63
   Global Equities Portfolio
     (Class 3)                     426,260      20.93
   Growth Opportunities
     Portfolio (Class 3)         8,969,800       6.63
   Growth- Income Portfolio
     (Class 3)                     468,311      31.40
   High-Yield Bond Portfolio
     (Class 3)                   2,183,375      25.58
   International Diversified
     Equities Portfolio
     (Class 3)                   6,833,630      12.71
   International Growth and
     Income Portfolio (Class
     3)                          7,319,020      13.91
   Marsico Focused Growth
     Portfolio (Class 3)         2,518,422      12.27
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)         3,345,921      25.71
   MFS Total Return Portfolio
     (Class 3)                   2,850,146      30.02
   Mid-Cap Growth Portfolio
     (Class 3)                   3,400,274      12.49
   Protected Asset Allocation
     SAST Portfolio (Class 3)           --         --
   Real Estate Portfolio
     (Class 3)                   3,684,498      26.61

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                   Contracts With Total       Contracts With Total       Contracts With Total
                                    Expenses of 1.15%          Expenses of 1.30%          Expenses of 1.40%
                                -------------------------- -------------------------- --------------------------
                                Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                   units     accumulation     units     accumulation     units     accumulation
Variable Accounts               outstanding      units     outstanding      units     outstanding      units
-----------------               ------------ ------------- ------------ ------------- ------------ -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)            893,816     $13.13       4,290,770     $ 12.93       363,705      $ 12.93
   Small Company Value
     Portfolio (Class 3)            485,825      11.97       2,398,013       11.78       194,670        11.78
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                   12,949,282      10.56      60,745,450       10.54     3,185,551        10.53
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                    1,289,970      10.43       7,520,197       10.43       285,397        10.42
   Technology Portfolio
     (Class 3)                       52,306      10.84         133,647       10.69        13,144        10.68
   Telecom Utility Portfolio
     (Class 3)                       60,554      14.13         206,307       13.93        14,207        13.92
   Total Return Bond
     Portfolio (Class 3)          2,085,891      14.50      10,040,797       14.17       637,080        14.24
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund         28,101     $12.46         123,702     $ 12.27        13,469      $ 12.29
   Invesco Van Kampen V.I.
     Comstock Fund                  772,821      11.00       3,527,130       10.83       249,350        10.82
   Invesco Van Kampen V.I.
     Growth and Income Fund         950,786      10.99       4,391,782       10.82       389,435        10.82
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)                   --     $   --              --     $    --       252,994      $  6.80
   Equity Income Account
     (Class 1)                           --         --              --          --     1,429,458        11.18
   Government & High Quality
     Bond Account (Class 1)              --         --              --          --       329,513         8.58
   Income Account (Class 1)              --         --              --          --       627,373        10.25
   LargeCap Blend Account II
     (Class 1)                           --         --              --          --       189,787         7.38
   LargeCap Growth Account
     (Class 1)                           --         --              --          --        48,083         7.86
   MidCap Blend Account
     (Class 1)                           --         --              --          --       132,578        13.34
   Money Market Account
     (Class 1)                           --         --              --          --       182,385         5.91
   Principal Capital
     Appreciation Account
     (Class 1)                           --         --              --          --       665,383        14.34
   Real Estate Securities
     Account (Class 1)                   --         --              --          --        41,113        22.32
   SAM Balanced Portfolio
     (Class 1)                           --         --              --          --     2,652,844        12.02
   SAM Conservative Balanced
     Portfolio (Class 1)                 --         --              --          --       516,327         8.97
   SAM Conservative Growth
     Portfolio (Class 1)                 --         --              --          --       841,642        12.00
   SAM Flexible Income
     Portfolio (Class 1)                 --         --              --          --       716,868        10.57
   SAM Strategic Growth
     Portfolio (Class 1)                 --         --              --          --       267,230        12.64
   Short-Term Income Account
     (Class 1)                           --         --              --          --       120,747         7.81
   SmallCap Growth Account II
     (Class 1)                           --         --              --          --        30,247         7.28
   SmallCap Value Account I
     (Class 1)                           --         --              --          --        17,038        10.80
   Diversified International
     Account (Class 2)                   --         --              --          --            --           --
   Equity Income Account
     (Class 2)                           --         --              --          --            --           --
   Government & High Quality
     Bond Account (Class 2)              --         --              --          --            --           --
   Income Account (Class 2)              --         --              --          --            --           --
   LargeCap Blend Account II
     (Class 2)                           --         --              --          --            --           --
   LargeCap Growth Account
     (Class 2)                           --         --              --          --            --           --
   MidCap Blend Account
     (Class 2)                           --         --              --          --            --           --
   Money Market Account
     (Class 2)                           --         --              --          --            --           --
   Principal Capital
     Appreciation Account
     (Class 2)                           --         --              --          --            --           --
   Real Estate Securities
     Account (Class 2)                   --         --              --          --            --           --
   SAM Balanced Portfolio
     (Class 2)                           --         --              --          --            --           --
   SAM Conservative Balanced
     Portfolio (Class 2)                 --         --              --          --            --           --
   SAM Conservative Growth
     Portfolio (Class 2)                 --         --              --          --            --           --
   SAM Flexible Income
     Portfolio (Class 2)                 --         --              --          --            --           --
   SAM Strategic Growth
     Portfolio (Class 2)                 --         --              --          --            --           --
   Short-Term Income Account
     (Class 2)                           --         --              --          --            --           --
   SmallCap Growth Account II
     (Class 2)                           --         --              --          --            --           --
   SmallCap Value Account I
     (Class 2)                           --         --              --          --            --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio-- Asset
     Allocation Fund                     --     $   --              --     $    --            --      $    --
   Columbia Variable
     Portfolio-- Small
     Company Growth Fund                 --         --              --          --            --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio-- High Income
     Fund (Class 1)                      --     $   --              --     $    --            --      $    --
   Columbia Variable
     Portfolio-- Marsico
     Focused Equities Fund
     (Class 1)                           --         --              --          --            --           --
   Columbia Variable
     Portfolio-- Marsico
     Growth Fund (Class 1)               --         --              --          --            --           --
   Columbia Variable
     Portfolio-- Marsico 21st
     Century Fund (Class 1)              --         --              --          --            --           --
   Columbia Variable
     Portfolio-- Mid Cap
     Growth Fund (Class 1)               --         --              --          --            --           --
   Columbia Variable
     Portfolio-- Marsico
     International
     Opportunities Fund
     (Class 2)                           --         --              --          --            --           --
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio-- Dividend
     Opportunity Fund                    --     $   --              --     $    --            --      $    --
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                           --     $   --              --     $    --            --      $    --
   Global Growth Fund (Class
     2)                                  --         --              --          --            --           --
   Growth Fund (Class 2)                 --         --              --          --            --           --
   Growth- Income Fund (Class
     2)                                  --         --              --          --            --           --
   Asset Allocation Fund
     (Class 3)                           --         --         664,554       54.40        29,533        53.58
   Cash Management Fund
     (Class 3)                           --         --         482,544       21.22         8,256        20.90
   Growth Fund (Class 3)                 --         --         917,739      198.88        33,008       195.88
   Growth- Income Fund (Class
     3)                                  --         --       1,182,875      135.98        55,267       133.93
   High-Income Bond Fund
     (Class 3)                           --         --         229,865       90.84         3,607        89.47
   International Fund (Class
     3)                                  --         --         838,612       50.30        30,460        49.54
   U.S. Government/ AAA-Rated
     Securities Fund (Class 3)           --         --         461,988       40.56        26,945        39.95
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio      513,900     $ 9.58       2,173,904     $  9.40       243,188      $  9.41
   Mid Cap Stock Portfolio               --         --              --          --            --           --
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                          --     $   --              --     $    --            --      $    --
   Sterling Capital Special
     Opportunities VIF                   --         --              --          --            --           --
   Sterling Capital Strategic
     Allocation Equity VIF               --         --              --          --            --           --
   Sterling Capital Total
     Return Bond VIF                     --         --              --          --            --           --
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                           451,360     $11.90       2,098,825     $ 11.82       149,507      $ 11.75
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund                 83,042      10.35         555,601       10.26        61,879        10.22
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                      466,742     $12.67       2,873,463     $ 12.44       135,163      $ 12.49
   Allocation Growth Portfolio       23,968      11.90         225,686       11.68         8,207        11.71
   Allocation Moderate Growth
     Portfolio                      696,085      12.07       3,053,471       11.83       311,452        11.88
   Allocation Moderate
     Portfolio                      523,945      12.45       3,693,297       12.21       286,707        12.26
   Real Return Portfolio            946,897      12.49       5,055,051       12.25       330,034        12.31

                                   Contracts With Total
                                   Expenses of 1.52%(1)
                                --------------------------
                                Accumulation Unit value of
                                   units     accumulation
Variable Accounts               outstanding      units
-----------------               ------------ -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)          8,494,971     $21.38
   Small Company Value
     Portfolio (Class 3)          6,662,882      10.75
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                      358,020      10.52
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                      221,062      10.42
   Technology Portfolio
     (Class 3)                    3,949,632       2.34
   Telecom Utility Portfolio
     (Class 3)                      430,714      18.49
   Total Return Bond
     Portfolio (Class 3)          8,429,579      28.59
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund        660,947     $11.11
   Invesco Van Kampen V.I.
     Comstock Fund                8,179,257      14.00
   Invesco Van Kampen V.I.
     Growth and Income Fund      13,997,490      15.20
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)                   --     $   --
   Equity Income Account
     (Class 1)                           --         --
   Government & High Quality
     Bond Account (Class 1)              --         --
   Income Account (Class 1)              --         --
   LargeCap Blend Account II
     (Class 1)                           --         --
   LargeCap Growth Account
     (Class 1)                           --         --
   MidCap Blend Account
     (Class 1)                           --         --
   Money Market Account
     (Class 1)                           --         --
   Principal Capital
     Appreciation Account
     (Class 1)                           --         --
   Real Estate Securities
     Account (Class 1)                   --         --
   SAM Balanced Portfolio
     (Class 1)                      235,109      11.85
   SAM Conservative Balanced
     Portfolio (Class 1)                 --         --
   SAM Conservative Growth
     Portfolio (Class 1)            171,572      11.79
   SAM Flexible Income
     Portfolio (Class 1)                 --         --
   SAM Strategic Growth
     Portfolio (Class 1)             51,857      12.45
   Short-Term Income Account
     (Class 1)                           --         --
   SmallCap Growth Account II
     (Class 1)                           --         --
   SmallCap Value Account I
     (Class 1)                           --         --
   Diversified International
     Account (Class 2)                   --         --
   Equity Income Account
     (Class 2)                      263,165      10.29
   Government & High Quality
     Bond Account (Class 2)              --         --
   Income Account (Class 2)              --         --
   LargeCap Blend Account II
     (Class 2)                           --         --
   LargeCap Growth Account
     (Class 2)                           --         --
   MidCap Blend Account
     (Class 2)                           --         --
   Money Market Account
     (Class 2)                           --         --
   Principal Capital
     Appreciation Account
     (Class 2)                           --         --
   Real Estate Securities
     Account (Class 2)                   --         --
   SAM Balanced Portfolio
     (Class 2)                    1,138,770      11.55
   SAM Conservative Balanced
     Portfolio (Class 2)              3,988      12.03
   SAM Conservative Growth
     Portfolio (Class 2)            565,296      11.48
   SAM Flexible Income
     Portfolio (Class 2)             15,907      12.50
   SAM Strategic Growth
     Portfolio (Class 2)            244,523      12.15
   Short-Term Income Account
     (Class 2)                           --         --
   SmallCap Growth Account II
     (Class 2)                           --         --
   SmallCap Value Account I
     (Class 2)                           --         --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio-- Asset
     Allocation Fund                 18,339     $12.76
   Columbia Variable
     Portfolio-- Small
     Company Growth Fund             39,280      12.61
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio-- High Income
     Fund (Class 1)                 234,728     $22.07
   Columbia Variable
     Portfolio-- Marsico
     Focused Equities Fund
     (Class 1)                      428,886      12.09
   Columbia Variable
     Portfolio-- Marsico
     Growth Fund (Class 1)          127,776      11.57
   Columbia Variable
     Portfolio-- Marsico 21st
     Century Fund (Class 1)          46,900      14.54
   Columbia Variable
     Portfolio-- Mid Cap
     Growth Fund (Class 1)           15,060      11.88
   Columbia Variable
     Portfolio-- Marsico
     International
     Opportunities Fund
     (Class 2)                      121,059      16.97
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio-- Dividend
     Opportunity Fund               172,667     $11.74
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                      286,061     $18.11
   Global Growth Fund (Class
     2)                           3,893,552      24.93
   Growth Fund (Class 2)          5,986,762      21.66
   Growth- Income Fund (Class
     2)                           7,048,417      18.35
   Asset Allocation Fund
     (Class 3)                           --         --
   Cash Management Fund
     (Class 3)                           --         --
   Growth Fund (Class 3)                 --         --
   Growth- Income Fund (Class
     3)                                  --         --
   High-Income Bond Fund
     (Class 3)                           --         --
   International Fund (Class
     3)                                  --         --
   U.S. Government/ AAA-Rated
     Securities Fund (Class 3)           --         --
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio    8,461,823     $12.14
   Mid Cap Stock Portfolio           44,634      14.66
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                      65,112     $ 9.80
   Sterling Capital Special
     Opportunities VIF              392,482      16.08
   Sterling Capital Strategic
     Allocation Equity VIF           79,589      10.41
   Sterling Capital Total
     Return Bond VIF                324,244      13.49
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                         3,204,929     $11.67
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund              2,069,418      10.15
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                    1,568,406     $12.36
   Allocation Growth Portfolio      183,618      11.59
   Allocation Moderate Growth
     Portfolio                    3,114,877      11.76
   Allocation Moderate
     Portfolio                    2,361,725      12.12
   Real Return Portfolio          5,324,153      12.17

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                  Contracts With Total       Contracts With Total       Contracts With Total
                                  Expenses of 1.52%(2)       Expenses of 1.52%(3)       Expenses of 1.52%(4)
                               -------------------------- -------------------------- --------------------------
                               Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                  units     accumulation     units     accumulation     units     accumulation
Variable Accounts              outstanding      units     outstanding      units     outstanding      units
-----------------              ------------ ------------- ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                  3,958,961      $30.33            --       $   --             --      $   --
   Capital Appreciation
     Portfolio (Class 1)        4,491,208       58.57        73,129        15.14             --          --
   Government and Quality
     Bond Portfolio (Class 1)   5,101,877       21.50        72,047        14.68             --          --
   Growth Portfolio (Class 1)   2,221,847       34.70            --           --             --          --
   Natural Resources
     Portfolio (Class 1)        1,060,385       47.27            --           --             --          --
   Asset Allocation Portfolio
     (Class 2)                         --          --            --           --          6,094       29.82
   Capital Appreciation
     Portfolio (Class 2)               --          --            --           --         13,953       58.19
   Government and Quality
     Bond Portfolio (Class 2)          --          --            --           --         52,363       21.17
   Growth Portfolio (Class 2)          --          --            --           --         17,297       34.17
   Natural Resources
     Portfolio (Class 2)               --          --            --           --          3,495       46.66
   Asset Allocation Portfolio
     (Class 3)                         --          --            --           --        221,942       29.47
   Capital Appreciation
     Portfolio (Class 3)               --          --            --           --        507,675       57.15
   Government and Quality
     Bond Portfolio (Class 3)          --          --            --           --      1,970,736       20.93
   Growth Portfolio (Class 3)          --          --            --           --        273,386       33.83
   Natural Resources
     Portfolio (Class 3)               --          --            --           --        153,180       46.04
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)        1,731,372      $14.69         4,744       $ 7.77             --      $   --
   Alliance Growth Portfolio
     (Class 1)                  4,269,580       36.40        25,365        10.20             --          --
   Balanced Portfolio (Class
     1)                         2,188,681       18.77        22,068        10.59             --          --
   Blue Chip Growth Portfolio
     (Class 1)                    905,906        6.55        32,045         7.96             --          --
   Capital Growth Portfolio
     (Class 1)                    607,784        8.19            --           --             --          --
   Cash Management Portfolio
     (Class 1)                  3,442,983       12.84         9,733         9.92             --          --
   Corporate Bond Portfolio
     (Class 1)                  3,476,180       27.47            --           --             --          --
   Davis Venture Value
     Portfolio (Class 1)        9,869,519       37.64        65,980        13.09             --          --
   "Dogs" of Wall Street
     Portfolio (Class 1)        1,431,292       15.45            --           --             --          --
   Emerging Markets Portfolio
     (Class 1)                  1,982,281       19.79         5,293        29.64             --          --
   Equity Opportunities
     Portfolio (Class 1)        1,301,333       21.17            --           --             --          --
   Fundamental Growth
     Portfolio (Class 1)        2,055,434       19.26        12,693         7.94             --          --
   Global Bond Portfolio
     (Class 1)                  1,741,178       24.28        14,339        15.94             --          --
   Global Equities Portfolio
     (Class 1)                  2,256,643       21.55         7,235         9.90             --          --
   Growth Opportunities
     Portfolio (Class 1)        1,441,311        6.81            --           --             --          --
   Growth- Income Portfolio
     (Class 1)                  3,956,762       32.29        49,786        10.24             --          --
   High-Yield Bond Portfolio
     (Class 1)                  2,663,212       26.27            --           --             --          --
   International Diversified
     Equities Portfolio
     (Class 1)                  3,056,563       13.03            --           --             --          --
   International Growth and
     Income Portfolio (Class
     1)                         2,926,507       14.32        51,277        10.27             --          --
   Marsico Focused Growth
     Portfolio (Class 1)          980,560       12.61            --           --             --          --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)        1,850,208       26.38        15,011        12.76             --          --
   MFS Total Return Portfolio
     (Class 1)                  4,406,291       30.84        57,251        14.37             --          --
   Mid-Cap Growth Portfolio
     (Class 1)                  2,468,715       12.84        38,997         7.64             --          --
   Real Estate Portfolio
     (Class 1)                  1,261,730       27.33            --           --             --          --
   Technology Portfolio
     (Class 1)                  3,372,292        2.41            --           --             --          --
   Telecom Utility Portfolio
     (Class 1)                    824,445       18.97            --           --             --          --
   Total Return Bond
     Portfolio (Class 1)        2,406,199       29.34            --           --             --          --
   Aggressive Growth
     Portfolio (Class 2)               --          --            --           --          5,276       14.42
   Alliance Growth Portfolio
     (Class 2)                         --          --            --           --         10,385       35.64
   Balanced Portfolio (Class
     2)                                --          --            --           --          4,369       18.44
   Blue Chip Growth Portfolio
     (Class 2)                         --          --            --           --          4,807        6.45
   Capital Growth Portfolio
     (Class 2)                         --          --            --           --            967        8.06
   Cash Management Portfolio
     (Class 2)                         --          --            --           --         48,847       12.62
   Corporate Bond Portfolio
     (Class 2)                         --          --            --           --         16,440       27.02
   Davis Venture Value
     Portfolio (Class 2)               --          --            --           --         28,369       36.97
   "Dogs" of Wall Street
     Portfolio (Class 2)               --          --            --           --          1,027       15.21
   Emerging Markets Portfolio
     (Class 2)                         --          --            --           --          9,642       19.47
   Equity Opportunities
     Portfolio (Class 2)               --          --            --           --         14,171       20.83
   Foreign Value Portfolio
     (Class 2)                         --          --            --           --         12,337       17.36
   Fundamental Growth
     Portfolio (Class 2)               --          --            --           --          3,619       18.93
   Global Bond Portfolio
     (Class 2)                         --          --            --           --         17,278       23.86
   Global Equities Portfolio
     (Class 2)                         --          --            --           --         13,083       21.19
   Growth Opportunities
     Portfolio (Class 2)               --          --            --           --          2,938        6.71
   Growth- Income Portfolio
     (Class 2)                         --          --            --           --          7,547       31.71
   High-Yield Bond Portfolio
     (Class 2)                         --          --            --           --          5,361       25.83
   International Diversified
     Equities Portfolio
     (Class 2)                         --          --            --           --         18,004       12.83
   International Growth and
     Income Portfolio (Class
     2)                                --          --            --           --          8,462       14.10
   Marsico Focused Growth
     Portfolio (Class 2)               --          --            --           --             --          --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)               --          --            --           --          5,121       25.97
   MFS Total Return Portfolio
     (Class 2)                         --          --            --           --         21,976       30.33
   Mid-Cap Growth Portfolio
     (Class 2)                         --          --            --           --         20,192       12.62
   Real Estate Portfolio
     (Class 2)                         --          --            --           --          8,477       26.88
   Small & Mid Cap Value
     Portfolio (Class 2)               --          --            --           --         26,016       21.59
   Technology Portfolio
     (Class 2)                         --          --            --           --          5,486        2.37
   Telecom Utility Portfolio
     (Class 2)                         --          --            --           --             --          --
   Total Return Bond
     Portfolio (Class 2)               --          --            --           --             --          --
   Aggressive Growth
     Portfolio (Class 3)               --          --            --           --        117,866       14.26
   Alliance Growth Portfolio
     (Class 3)                         --          --            --           --        363,184       35.29
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)               --          --            --           --          1,331       11.58
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                         --          --            --           --         48,858       12.11
   American Funds Growth SAST
     Portfolio (Class 3)               --          --            --           --         44,339       11.21
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                         --          --            --           --         38,199       10.38
   Balanced Portfolio (Class
     3)                                --          --            --           --        141,437       18.25
   Blue Chip Growth Portfolio
     (Class 3)                         --          --            --           --        120,971        6.38
   Capital Growth Portfolio
     (Class 3)                         --          --            --           --        153,056        7.95
   Cash Management Portfolio
     (Class 3)                         --          --            --           --      1,084,660       12.50
   Corporate Bond Portfolio
     (Class 3)                         --          --            --           --      1,291,103       26.64
   Davis Venture Value
     Portfolio (Class 3)               --          --            --           --        841,728       36.61
   "Dogs" of Wall Street
     Portfolio (Class 3)               --          --            --           --        170,864       15.04
   Emerging Markets Portfolio
     (Class 3)                         --          --            --           --        454,569       19.24
   Equity Opportunities
     Portfolio (Class 3)               --          --            --           --        250,345       20.60
   Foreign Value Portfolio
     (Class 3)                  1,028,382       17.20            --           --        858,486       17.20
   Fundamental Growth
     Portfolio (Class 3)               --          --            --           --         87,120       18.74
   Global Bond Portfolio
     (Class 3)                         --          --            --           --        335,120       23.63
   Global Equities Portfolio
     (Class 3)                         --          --            --           --        101,899       20.93
   Growth Opportunities
     Portfolio (Class 3)               --          --            --           --        610,017        6.63
   Growth- Income Portfolio
     (Class 3)                         --          --            --           --         55,989       31.40
   High-Yield Bond Portfolio
     (Class 3)                         --          --            --           --        329,017       25.58
   International Diversified
     Equities Portfolio
     (Class 3)                         --          --            --           --        943,061       12.71
   International Growth and
     Income Portfolio (Class
     3)                                --          --            --           --        654,497       13.91
   Marsico Focused Growth
     Portfolio (Class 3)               --          --            --           --         54,643       12.27
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)               --          --            --           --        106,467       25.71
   MFS Total Return Portfolio
     (Class 3)                         --          --            --           --        580,658       30.02
   Mid-Cap Growth Portfolio
     (Class 3)                         --          --            --           --        349,248       12.49
   Protected Asset Allocation
     SAST Portfolio (Class 3)          --          --            --           --             --          --
   Real Estate Portfolio
     (Class 3)                         --          --            --           --        278,049       26.61

                                  Contracts With Total
                                  Expenses of 1.55%(5)
                               --------------------------
                               Accumulation Unit value of
                                  units     accumulation
Variable Accounts              outstanding      units
-----------------              ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                         --      $   --
   Capital Appreciation
     Portfolio (Class 1)               --          --
   Government and Quality
     Bond Portfolio (Class 1)          --          --
   Growth Portfolio (Class 1)          --          --
   Natural Resources
     Portfolio (Class 1)               --          --
   Asset Allocation Portfolio
     (Class 2)                         --          --
   Capital Appreciation
     Portfolio (Class 2)           14,436       57.45
   Government and Quality
     Bond Portfolio (Class 2)          --          --
   Growth Portfolio (Class 2)          --          --
   Natural Resources
     Portfolio (Class 2)               --          --
   Asset Allocation Portfolio
     (Class 3)                    173,695       12.50
   Capital Appreciation
     Portfolio (Class 3)        1,101,962       14.40
   Government and Quality
     Bond Portfolio (Class 3)   2,231,187       12.29
   Growth Portfolio (Class 3)      81,617       10.83
   Natural Resources
     Portfolio (Class 3)          330,962       10.04
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)               --      $   --
   Alliance Growth Portfolio
     (Class 1)                         --          --
   Balanced Portfolio (Class
     1)                                --          --
   Blue Chip Growth Portfolio
     (Class 1)                         --          --
   Capital Growth Portfolio
     (Class 1)                         --          --
   Cash Management Portfolio
     (Class 1)                         --          --
   Corporate Bond Portfolio
     (Class 1)                         --          --
   Davis Venture Value
     Portfolio (Class 1)               --          --
   "Dogs" of Wall Street
     Portfolio (Class 1)               --          --
   Emerging Markets Portfolio
     (Class 1)                         --          --
   Equity Opportunities
     Portfolio (Class 1)               --          --
   Fundamental Growth
     Portfolio (Class 1)               --          --
   Global Bond Portfolio
     (Class 1)                         --          --
   Global Equities Portfolio
     (Class 1)                         --          --
   Growth Opportunities
     Portfolio (Class 1)               --          --
   Growth- Income Portfolio
     (Class 1)                         --          --
   High-Yield Bond Portfolio
     (Class 1)                         --          --
   International Diversified
     Equities Portfolio
     (Class 1)                         --          --
   International Growth and
     Income Portfolio (Class
     1)                                --          --
   Marsico Focused Growth
     Portfolio (Class 1)               --          --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)               --          --
   MFS Total Return Portfolio
     (Class 1)                         --          --
   Mid-Cap Growth Portfolio
     (Class 1)                         --          --
   Real Estate Portfolio
     (Class 1)                         --          --
   Technology Portfolio
     (Class 1)                         --          --
   Telecom Utility Portfolio
     (Class 1)                         --          --
   Total Return Bond
     Portfolio (Class 1)               --          --
   Aggressive Growth
     Portfolio (Class 2)               --          --
   Alliance Growth Portfolio
     (Class 2)                      4,015       35.49
   Balanced Portfolio (Class
     2)                                --          --
   Blue Chip Growth Portfolio
     (Class 2)                         --          --
   Capital Growth Portfolio
     (Class 2)                         --          --
   Cash Management Portfolio
     (Class 2)                         --          --
   Corporate Bond Portfolio
     (Class 2)                         --          --
   Davis Venture Value
     Portfolio (Class 2)            7,944       36.89
   "Dogs" of Wall Street
     Portfolio (Class 2)               --          --
   Emerging Markets Portfolio
     (Class 2)                         --          --
   Equity Opportunities
     Portfolio (Class 2)               --          --
   Foreign Value Portfolio
     (Class 2)                         --          --
   Fundamental Growth
     Portfolio (Class 2)               --          --
   Global Bond Portfolio
     (Class 2)                         --          --
   Global Equities Portfolio
     (Class 2)                      5,043       21.15
   Growth Opportunities
     Portfolio (Class 2)               --          --
   Growth- Income Portfolio
     (Class 2)                         --          --
   High-Yield Bond Portfolio
     (Class 2)                         --          --
   International Diversified
     Equities Portfolio
     (Class 2)                         --          --
   International Growth and
     Income Portfolio (Class
     2)                                --          --
   Marsico Focused Growth
     Portfolio (Class 2)               --          --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)               --          --
   MFS Total Return Portfolio
     (Class 2)                         --          --
   Mid-Cap Growth Portfolio
     (Class 2)                     17,025       12.60
   Real Estate Portfolio
     (Class 2)                         --          --
   Small & Mid Cap Value
     Portfolio (Class 2)               --          --
   Technology Portfolio
     (Class 2)                        662        2.37
   Telecom Utility Portfolio
     (Class 2)                         --          --
   Total Return Bond
     Portfolio (Class 2)               --          --
   Aggressive Growth
     Portfolio (Class 3)           95,748        9.20
   Alliance Growth Portfolio
     (Class 3)                     95,834       11.55
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)        1,066,228       11.52
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                  2,748,983       12.18
   American Funds Growth SAST
     Portfolio (Class 3)        1,654,994       11.13
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                  1,116,386       10.55
   Balanced Portfolio (Class
     3)                         1,717,256       11.98
   Blue Chip Growth Portfolio
     (Class 3)                    616,944       10.79
   Capital Growth Portfolio
     (Class 3)                     16,784       10.59
   Cash Management Portfolio
     (Class 3)                    397,004        9.52
   Corporate Bond Portfolio
     (Class 3)                  2,129,596       15.43
   Davis Venture Value
     Portfolio (Class 3)        1,959,495       10.32
   "Dogs" of Wall Street
     Portfolio (Class 3)          387,733       12.85
   Emerging Markets Portfolio
     (Class 3)                    515,417       12.00
   Equity Opportunities
     Portfolio (Class 3)           92,645       10.93
   Foreign Value Portfolio
     (Class 3)                  3,475,298        9.70
   Fundamental Growth
     Portfolio (Class 3)           39,251       11.05
   Global Bond Portfolio
     (Class 3)                  1,032,338       13.40
   Global Equities Portfolio
     (Class 3)                    178,987        9.77
   Growth Opportunities
     Portfolio (Class 3)        1,046,861       12.85
   Growth- Income Portfolio
     (Class 3)                    831,389       10.67
   High-Yield Bond Portfolio
     (Class 3)                    663,183       12.84
   International Diversified
     Equities Portfolio
     (Class 3)                    236,926        9.67
   International Growth and
     Income Portfolio (Class
     3)                           179,740        8.28
   Marsico Focused Growth
     Portfolio (Class 3)          553,903       11.35
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)        1,709,268       11.95
   MFS Total Return Portfolio
     (Class 3)                    519,342       11.52
   Mid-Cap Growth Portfolio
     (Class 3)                    424,289       12.71
   Protected Asset Allocation
     SAST Portfolio (Class 3)      24,486       10.08
   Real Estate Portfolio
     (Class 3)                  1,425,408        9.49

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                Contracts With Total Expenses Contracts With Total Expenses Contracts With Total Expenses
                                       of 1.52%(2)                   of 1.52%(3)                   of 1.52%(4)
                                ----------------------------- ----------------------------- -----------------------------
                                Accumulation   Unit value of  Accumulation   Unit value of  Accumulation   Unit value of
                                   units       accumulation      units       accumulation      units       accumulation
Variable Accounts               outstanding        units      outstanding        units      outstanding        units
-----------------               ------------   -------------  ------------   -------------  ------------   -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)           677,408         $21.38            --             $--        847,800        $21.38
   Small Company Value
     Portfolio (Class 3)             9,638          10.75            --              --        361,306         10.75
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                       4,627          10.52            --              --             --            --
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                       3,853          10.42            --              --             --            --
   Technology Portfolio
     (Class 3)                          --             --            --              --        479,667          2.34
   Telecom Utility Portfolio
     (Class 3)                          --             --            --              --         20,609         18.49
   Total Return Bond
     Portfolio (Class 3)                --             --            --              --        120,478         28.59
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund       289,109        $ 11.06            --             $--         76,517        $11.24
   Invesco Van Kampen V.I.
     Comstock Fund               3,297,329          14.00            --              --        569,960         14.10
   Invesco Van Kampen V.I.
     Growth and Income Fund      2,647,418          15.26            --              --      1,081,606         15.15
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)                  --            $--            --             $--             --           $--
   Equity Income Account
     (Class 1)                          --             --            --              --             --            --
   Government & High Quality
     Bond Account (Class 1)             --             --            --              --             --            --
   Income Account (Class 1)             --             --            --              --             --            --
   LargeCap Blend Account II
     (Class 1)                          --             --            --              --             --            --
   LargeCap Growth Account
     (Class 1)                          --             --            --              --             --            --
   MidCap Blend Account
     (Class 1)                          --             --            --              --             --            --
   Money Market Account
     (Class 1)                          --             --            --              --             --            --
   Principal Capital
     Appreciation Account
     (Class 1)                          --             --            --              --             --            --
   Real Estate Securities
     Account (Class 1)                  --             --            --              --             --            --
   SAM Balanced Portfolio
     (Class 1)                          --             --            --              --             --            --
   SAM Conservative Balanced
     Portfolio (Class 1)                --             --            --              --             --            --
   SAM Conservative Growth
     Portfolio (Class 1)                --             --            --              --             --            --
   SAM Flexible Income
     Portfolio (Class 1)                --             --            --              --             --            --
   SAM Strategic Growth
     Portfolio (Class 1)                --             --            --              --             --            --
   Short- Term Income Account
     (Class 1)                          --             --            --              --             --            --
   SmallCap Growth Account II
     (Class 1)                          --             --            --              --             --            --
   SmallCap Value Account I
     (Class 1)                          --             --            --              --             --            --
   Diversified International
     Account (Class 2)                  --             --            --              --             --            --
   Equity Income Account
     (Class 2)                          --             --            --              --             --            --
   Government & High Quality
     Bond Account (Class 2)             --             --            --              --             --            --
   Income Account (Class 2)             --             --            --              --             --            --
   LargeCap Blend Account II
     (Class 2)                          --             --            --              --             --            --
   LargeCap Growth Account
     (Class 2)                          --             --            --              --             --            --
   MidCap Blend Account
     (Class 2)                          --             --            --              --             --            --
   Money Market Account
     (Class 2)                          --             --            --              --             --            --
   Principal Capital
     Appreciation Account
     (Class 2)                          --             --            --              --             --            --
   Real Estate Securities
     Account (Class 2)                  --             --            --              --             --            --
   SAM Balanced Portfolio
     (Class 2)                          --             --            --              --             --            --
   SAM Conservative Balanced
     Portfolio (Class 2)                --             --            --              --             --            --
   SAM Conservative Growth
     Portfolio (Class 2)                --             --            --              --             --            --
   SAM Flexible Income
     Portfolio (Class 2)                --             --            --              --             --            --
   SAM Strategic Growth
     Portfolio (Class 2)                --             --            --              --             --            --
   Short- Term Income Account
     (Class 2)                          --             --            --              --             --            --
   SmallCap Growth Account II
     (Class 2)                          --             --            --              --             --            --
   SmallCap Value Account I
     (Class 2)                          --             --            --              --             --            --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio--Asset
     Allocation Fund                    --            $--        34,983          $12.76             --           $--
   Columbia Variable
     Portfolio--Small Company
     Growth Fund                        --             --        42,297           12.61             --            --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio--High Income
     Fund (Class 1)                     --            $--        31,245         $ 22.07        240,046        $21.99
   Columbia Variable
     Portfolio--Marsico
     Focused Equities Fund
     (Class 1)                          --             --        65,477           12.09        797,051         12.14
   Columbia Variable
     Portfolio--Marsico
     Growth Fund (Class 1)              --             --        37,061           11.57             --            --
   Columbia Variable
     Portfolio--Marsico 21st
     Century Fund (Class 1)             --             --        17,797           14.54             --            --
   Columbia Variable
     Portfolio--Mid Cap
     Growth Fund (Class 1)              --             --        19,367           11.88             --            --
   Columbia Variable
     Portfolio--Marsico
     International
     Opportunities Fund
     (Class 2)                          --             --        11,269           16.97             --            --
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio--Dividend
     Opportunity Fund                   --            $--        15,639         $ 11.74             --           $--
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                   3,385,906        $ 18.11            --             $--             --           $--
   Global Growth Fund (Class
     2)                          2,942,166          24.93            --              --      1,017,816         24.93
   Growth Fund (Class 2)         4,324,004          21.66            --              --      1,434,499         21.66
   Growth- Income Fund (Class
     2)                          5,971,344          18.35            --              --      1,384,356         18.35
   Asset Allocation Fund
     (Class 3)                          --             --            --              --             --            --
   Cash Management Fund
     (Class 3)                          --             --            --              --             --            --
   Growth Fund (Class 3)                --             --            --              --             --            --
   Growth- Income Fund (Class
     3)                                 --             --            --              --             --            --
   High- Income Bond Fund
     (Class 3)                          --             --            --              --             --            --
   International Fund (Class
     3)                                 --             --            --              --             --            --
   U.S. Government/AAA-Rated
     Securities Fund (Class 3)          --             --            --              --             --            --
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio   2,275,825        $ 12.14            --             $--        445,521        $12.14
   Mid Cap Stock Portfolio       1,469,405          14.66            --              --             --            --
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                         --            $--            --             $--          6,533         $9.80
   Sterling Capital Special
     Opportunities VIF                  --             --            --              --         99,237         16.08
   Sterling Capital Strategic
     Allocation Equity VIF              --             --            --              --         27,682         10.41
   Sterling Capital Total
     Return Bond VIF                    --             --            --              --        115,566         13.49
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                               --            $--            --             $--             --           $--
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund                    --             --            --              --             --            --
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                          --            $--            --             $--             --           $--
   Allocation Growth Portfolio          --             --            --              --             --            --
   Allocation Moderate Growth
     Portfolio                          --             --            --              --             --            --
   Allocation Moderate
     Portfolio                          --             --            --              --             --            --
   Real Return Portfolio            64,730          12.17            --              --         27,778         12.17

                                Contracts With Total Expenses
                                       of 1.55%(5)
                                -----------------------------
                                Accumulation   Unit value of
                                   units       accumulation
Variable Accounts               outstanding        units
-----------------               ------------   -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)          2,061,336       $12.81
   Small Company Value
     Portfolio (Class 3)          1,106,071        11.66
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                   17,700,654        10.52
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                    1,987,991        10.42
   Technology Portfolio
     (Class 3)                       77,395        10.58
   Telecom Utility Portfolio
     (Class 3)                       97,917        13.71
   Total Return Bond
     Portfolio (Class 3)          5,191,359        14.04
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund         52,995       $12.15
   Invesco Van Kampen V.I.
     Comstock Fund                1,775,690        10.72
   Invesco Van Kampen V.I.
     Growth and Income Fund       2,177,784        10.72
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)                8,352        $6.70
   Equity Income Account
     (Class 1)                      191,405        11.00
   Government & High Quality
     Bond Account (Class 1)          89,556         8.42
   Income Account (Class 1)         146,456        10.08
   LargeCap Blend Account II
     (Class 1)                       58,048         7.27
   LargeCap Growth Account
     (Class 1)                       20,129         7.73
   MidCap Blend Account
     (Class 1)                       15,741        13.11
   Money Market Account
     (Class 1)                      107,057         5.84
   Principal Capital
     Appreciation Account
     (Class 1)                       92,735        14.09
   Real Estate Securities
     Account (Class 1)                4,654        21.67
   SAM Balanced Portfolio
     (Class 1)                      541,921        11.81
   SAM Conservative Balanced
     Portfolio (Class 1)            130,488         8.83
   SAM Conservative Growth
     Portfolio (Class 1)            434,843        11.79
   SAM Flexible Income
     Portfolio (Class 1)             70,698        10.41
   SAM Strategic Growth
     Portfolio (Class 1)             73,642        12.42
   Short- Term Income Account
     (Class 1)                       36,738         7.70
   SmallCap Growth Account II
     (Class 1)                       11,944         7.17
   SmallCap Value Account I
     (Class 1)                        1,663        10.64
   Diversified International
     Account (Class 2)                   --           --
   Equity Income Account
     (Class 2)                           --           --
   Government & High Quality
     Bond Account (Class 2)              --           --
   Income Account (Class 2)              --           --
   LargeCap Blend Account II
     (Class 2)                           --           --
   LargeCap Growth Account
     (Class 2)                           --           --
   MidCap Blend Account
     (Class 2)                           --           --
   Money Market Account
     (Class 2)                           --           --
   Principal Capital
     Appreciation Account
     (Class 2)                           --           --
   Real Estate Securities
     Account (Class 2)                   --           --
   SAM Balanced Portfolio
     (Class 2)                           --           --
   SAM Conservative Balanced
     Portfolio (Class 2)                 --           --
   SAM Conservative Growth
     Portfolio (Class 2)                 --           --
   SAM Flexible Income
     Portfolio (Class 2)                 --           --
   SAM Strategic Growth
     Portfolio (Class 2)                 --           --
   Short- Term Income Account
     (Class 2)                           --           --
   SmallCap Growth Account II
     (Class 2)                           --           --
   SmallCap Value Account I
     (Class 2)                           --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio--Asset
     Allocation Fund                     --          $--
   Columbia Variable
     Portfolio--Small Company
     Growth Fund                         --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio--High Income
     Fund (Class 1)                      --          $--
   Columbia Variable
     Portfolio--Marsico
     Focused Equities Fund
     (Class 1)                           --           --
   Columbia Variable
     Portfolio--Marsico
     Growth Fund (Class 1)               --           --
   Columbia Variable
     Portfolio--Marsico 21st
     Century Fund (Class 1)              --           --
   Columbia Variable
     Portfolio--Mid Cap
     Growth Fund (Class 1)               --           --
   Columbia Variable
     Portfolio--Marsico
     International
     Opportunities Fund
     (Class 2)                           --           --
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio--Dividend
     Opportunity Fund                    --          $--
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                           --          $--
   Global Growth Fund (Class
     2)                                  --           --
   Growth Fund (Class 2)                 --           --
   Growth- Income Fund (Class
     2)                                  --           --
   Asset Allocation Fund
     (Class 3)                           --           --
   Cash Management Fund
     (Class 3)                           --           --
   Growth Fund (Class 3)                 --           --
   Growth- Income Fund (Class
     3)                                  --           --
   High- Income Bond Fund
     (Class 3)                           --           --
   International Fund (Class
     3)                                  --           --
   U.S. Government/AAA-Rated
     Securities Fund (Class 3)           --           --
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio      985,025        $9.32
   Mid Cap Stock Portfolio               --           --
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                          --          $--
   Sterling Capital Special
     Opportunities VIF                   --           --
   Sterling Capital Strategic
     Allocation Equity VIF               --           --
   Sterling Capital Total
     Return Bond VIF                     --           --
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                         1,204,254       $11.70
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund                285,567        10.16
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                    1,993,410       $12.34
   Allocation Growth Portfolio      153,662        11.58
   Allocation Moderate Growth
     Portfolio                    1,863,159        11.74
   Allocation Moderate
     Portfolio                    1,682,233        12.11
   Real Return Portfolio          2,580,961        12.16

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                  Contracts With Total       Contracts With Total       Contracts With Total
                                  Expenses of 1.55%(6)        Expenses of 1.65%          Expenses of 1.70%
                               -------------------------- -------------------------- --------------------------
                               Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                  units     accumulation     units     accumulation     units     accumulation
Variable Accounts              outstanding      units     outstanding      units     outstanding      units
-----------------              ------------ ------------- ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                        --       $   --             --      $   --            --       $   --
   Capital Appreciation
     Portfolio (Class 1)              --           --             --          --            --           --
   Government and Quality
     Bond Portfolio (Class 1)         --           --             --          --            --           --
   Growth Portfolio (Class 1)         --           --             --          --            --           --
   Natural Resources
     Portfolio (Class 1)              --           --             --          --            --           --
   Asset Allocation Portfolio
     (Class 2)                        --           --             --          --            --           --
   Capital Appreciation
     Portfolio (Class 2)          11,772        58.99             --          --         8,498        58.08
   Government and Quality
     Bond Portfolio (Class 2)         --           --             --          --            --           --
   Growth Portfolio (Class 2)         --           --             --          --            --           --
   Natural Resources
     Portfolio (Class 2)              --           --             --          --            --           --
   Asset Allocation Portfolio
     (Class 3)                        --           --        109,218       12.42            --           --
   Capital Appreciation
     Portfolio (Class 3)              --           --      1,544,718       14.27            --           --
   Government and Quality
     Bond Portfolio (Class 3)         --           --      2,822,110       12.19            --           --
   Growth Portfolio (Class 3)         --           --        132,122       10.72            --           --
   Natural Resources
     Portfolio (Class 3)              --           --        463,375        9.93            --           --
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)              --       $   --             --      $   --            --       $   --
   Alliance Growth Portfolio
     (Class 1)                        --           --             --          --            --           --
   Balanced Portfolio (Class
     1)                               --           --             --          --            --           --
   Blue Chip Growth Portfolio
     (Class 1)                        --           --             --          --            --           --
   Capital Growth Portfolio
     (Class 1)                        --           --             --          --            --           --
   Cash Management Portfolio
     (Class 1)                        --           --             --          --            --           --
   Corporate Bond Portfolio
     (Class 1)                        --           --             --          --            --           --
   Davis Venture Value
     Portfolio (Class 1)              --           --             --          --            --           --
   "Dogs" of Wall Street
     Portfolio (Class 1)              --           --             --          --            --           --
   Emerging Markets Portfolio
     (Class 1)                        --           --             --          --            --           --
   Equity Opportunities
     Portfolio (Class 1)              --           --             --          --            --           --
   Fundamental Growth
     Portfolio (Class 1)              --           --             --          --            --           --
   Global Bond Portfolio
     (Class 1)                        --           --             --          --            --           --
   Global Equities Portfolio
     (Class 1)                        --           --             --          --            --           --
   Growth Opportunities
     Portfolio (Class 1)              --           --             --          --            --           --
   Growth- Income Portfolio
     (Class 1)                        --           --             --          --            --           --
   High-Yield Bond Portfolio
     (Class 1)                        --           --             --          --            --           --
   International Diversified
     Equities Portfolio
     (Class 1)                        --           --             --          --            --           --
   International Growth and
     Income Portfolio (Class
     1)                               --           --             --          --            --           --
   Marsico Focused Growth
     Portfolio (Class 1)              --           --             --          --            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)              --           --             --          --            --           --
   MFS Total Return Portfolio
     (Class 1)                        --           --             --          --            --           --
   Mid-Cap Growth Portfolio
     (Class 1)                        --           --             --          --            --           --
   Real Estate Portfolio
     (Class 1)                        --           --             --          --            --           --
   Technology Portfolio
     (Class 1)                        --           --             --          --            --           --
   Telecom Utility Portfolio
     (Class 1)                        --           --             --          --            --           --
   Total Return Bond
     Portfolio (Class 1)              --           --             --          --            --           --
   Aggressive Growth
     Portfolio (Class 2)              --           --             --          --            --           --
   Alliance Growth Portfolio
     (Class 2)                     6,679        35.81             --          --         2,641        35.22
   Balanced Portfolio (Class
     2)                               --           --             --          --            --           --
   Blue Chip Growth Portfolio
     (Class 2)                        --           --             --          --            --           --
   Capital Growth Portfolio
     (Class 2)                        --           --             --          --            --           --
   Cash Management Portfolio
     (Class 2)                        --           --             --          --            --           --
   Corporate Bond Portfolio
     (Class 2)                        --           --             --          --            --           --
   Davis Venture Value
     Portfolio (Class 2)              --           --             --          --            --           --
   "Dogs" of Wall Street
     Portfolio (Class 2)              --           --             --          --            --           --
   Emerging Markets Portfolio
     (Class 2)                        --           --             --          --            --           --
   Equity Opportunities
     Portfolio (Class 2)              --           --             --          --            --           --
   Foreign Value Portfolio
     (Class 2)                        --           --             --          --            --           --
   Fundamental Growth
     Portfolio (Class 2)              --           --             --          --            --           --
   Global Bond Portfolio
     (Class 2)                        --           --             --          --            --           --
   Global Equities Portfolio
     (Class 2)                     6,602        21.23             --          --         3,397        21.57
   Growth Opportunities
     Portfolio (Class 2)              --           --             --          --            --           --
   Growth- Income Portfolio
     (Class 2)                        --           --             --          --            --           --
   High-Yield Bond Portfolio
     (Class 2)                        --           --             --          --            --           --
   International Diversified
     Equities Portfolio
     (Class 2)                        --           --             --          --            --           --
   International Growth and
     Income Portfolio (Class
     2)                               --           --             --          --            --           --
   Marsico Focused Growth
     Portfolio (Class 2)              --           --             --          --            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)              --           --             --          --            --           --
   MFS Total Return Portfolio
     (Class 2)                        --           --             --          --            --           --
   Mid-Cap Growth Portfolio
     (Class 2)                     8,222        12.63             --          --         7,174        12.40
   Real Estate Portfolio
     (Class 2)                        --           --             --          --            --           --
   Small & Mid Cap Value
     Portfolio (Class 2)              --           --             --          --            --           --
   Technology Portfolio
     (Class 2)                    46,108         2.36             --          --        15,112         2.32
   Telecom Utility Portfolio
     (Class 2)                        --           --             --          --            --           --
   Total Return Bond
     Portfolio (Class 2)              --           --             --          --            --           --
   Aggressive Growth
     Portfolio (Class 3)              --           --        119,619        9.21            --           --
   Alliance Growth Portfolio
     (Class 3)                        --           --        146,223       11.47            --           --
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)              --           --      1,149,440       11.45            --           --
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                        --           --      3,527,009       12.09            --           --
   American Funds Growth SAST
     Portfolio (Class 3)              --           --      1,977,918       11.06            --           --
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                        --           --      1,361,134       10.49            --           --
   Balanced Portfolio (Class
     3)                               --           --        318,500       11.85            --           --
   Blue Chip Growth Portfolio
     (Class 3)                        --           --        585,128       10.73            --           --
   Capital Growth Portfolio
     (Class 3)                        --           --         97,259       10.48            --           --
   Cash Management Portfolio
     (Class 3)                        --           --        841,101        9.46            --           --
   Corporate Bond Portfolio
     (Class 3)                        --           --      3,104,018       15.30            --           --
   Davis Venture Value
     Portfolio (Class 3)              --           --      2,324,007       10.25            --           --
   "Dogs" of Wall Street
     Portfolio (Class 3)              --           --        367,833       12.77            --           --
   Emerging Markets Portfolio
     (Class 3)                        --           --        907,172       11.88            --           --
   Equity Opportunities
     Portfolio (Class 3)              --           --         57,637       10.87            --           --
   Foreign Value Portfolio
     (Class 3)                        --           --      4,267,120        9.64            --           --
   Fundamental Growth
     Portfolio (Class 3)              --           --        187,695       10.93            --           --
   Global Bond Portfolio
     (Class 3)                        --           --      1,650,825       13.31            --           --
   Global Equities Portfolio
     (Class 3)                        --           --        231,643        9.71            --           --
   Growth Opportunities
     Portfolio (Class 3)              --           --      1,296,601       12.77            --           --
   Growth- Income Portfolio
     (Class 3)                        --           --      1,445,717       10.66            --           --
   High-Yield Bond Portfolio
     (Class 3)                        --           --        986,602       12.71            --           --
   International Diversified
     Equities Portfolio
     (Class 3)                        --           --        382,771        9.57            --           --
   International Growth and
     Income Portfolio (Class
     3)                               --           --        554,417        8.22            --           --
   Marsico Focused Growth
     Portfolio (Class 3)              --           --        827,867       11.24            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)              --           --      2,199,067       11.82            --           --
   MFS Total Return Portfolio
     (Class 3)                        --           --        659,766       11.45            --           --
   Mid-Cap Growth Portfolio
     (Class 3)                        --           --        582,484       12.64            --           --
   Protected Asset Allocation
     SAST Portfolio (Class 3)         --           --        143,318       10.06            --           --
   Real Estate Portfolio
     (Class 3)                        --           --      1,846,376        9.41            --           --

                                  Contracts With Total
                                  Expenses of 1.72%(4)
                               --------------------------
                               Accumulation Unit value of
                                  units     accumulation
Variable Accounts              outstanding      units
-----------------              ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                         --      $   --
   Capital Appreciation
     Portfolio (Class 1)               --          --
   Government and Quality
     Bond Portfolio (Class 1)          --          --
   Growth Portfolio (Class 1)          --          --
   Natural Resources
     Portfolio (Class 1)               --          --
   Asset Allocation Portfolio
     (Class 2)                     15,897       29.22
   Capital Appreciation
     Portfolio (Class 2)           19,966       57.05
   Government and Quality
     Bond Portfolio (Class 2)      58,140       20.70
   Growth Portfolio (Class 2)      12,901       33.46
   Natural Resources
     Portfolio (Class 2)            4,446       45.59
   Asset Allocation Portfolio
     (Class 3)                    335,698       28.90
   Capital Appreciation
     Portfolio (Class 3)          767,860       56.01
   Government and Quality
     Bond Portfolio (Class 3)   3,070,219       20.51
   Growth Portfolio (Class 3)     429,632       33.15
   Natural Resources
     Portfolio (Class 3)          310,684       45.04
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)               --      $   --
   Alliance Growth Portfolio
     (Class 1)                         --          --
   Balanced Portfolio (Class
     1)                                --          --
   Blue Chip Growth Portfolio
     (Class 1)                         --          --
   Capital Growth Portfolio
     (Class 1)                         --          --
   Cash Management Portfolio
     (Class 1)                         --          --
   Corporate Bond Portfolio
     (Class 1)                         --          --
   Davis Venture Value
     Portfolio (Class 1)               --          --
   "Dogs" of Wall Street
     Portfolio (Class 1)               --          --
   Emerging Markets Portfolio
     (Class 1)                         --          --
   Equity Opportunities
     Portfolio (Class 1)               --          --
   Fundamental Growth
     Portfolio (Class 1)               --          --
   Global Bond Portfolio
     (Class 1)                         --          --
   Global Equities Portfolio
     (Class 1)                         --          --
   Growth Opportunities
     Portfolio (Class 1)               --          --
   Growth- Income Portfolio
     (Class 1)                         --          --
   High-Yield Bond Portfolio
     (Class 1)                         --          --
   International Diversified
     Equities Portfolio
     (Class 1)                         --          --
   International Growth and
     Income Portfolio (Class
     1)                                --          --
   Marsico Focused Growth
     Portfolio (Class 1)               --          --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)               --          --
   MFS Total Return Portfolio
     (Class 1)                         --          --
   Mid-Cap Growth Portfolio
     (Class 1)                         --          --
   Real Estate Portfolio
     (Class 1)                         --          --
   Technology Portfolio
     (Class 1)                         --          --
   Telecom Utility Portfolio
     (Class 1)                         --          --
   Total Return Bond
     Portfolio (Class 1)               --          --
   Aggressive Growth
     Portfolio (Class 2)            7,578       14.16
   Alliance Growth Portfolio
     (Class 2)                      4,526       34.92
   Balanced Portfolio (Class
     2)                             4,750       18.07
   Blue Chip Growth Portfolio
     (Class 2)                     15,822        6.32
   Capital Growth Portfolio
     (Class 2)                     21,163        7.91
   Cash Management Portfolio
     (Class 2)                     29,984       12.38
   Corporate Bond Portfolio
     (Class 2)                     22,679       26.44
   Davis Venture Value
     Portfolio (Class 2)           26,204       36.16
   "Dogs" of Wall Street
     Portfolio (Class 2)            8,546       14.92
   Emerging Markets Portfolio
     (Class 2)                      5,961       19.10
   Equity Opportunities
     Portfolio (Class 2)            3,841       20.43
   Foreign Value Portfolio
     (Class 2)                      7,885       16.99
   Fundamental Growth
     Portfolio (Class 2)           16,892       18.58
   Global Bond Portfolio
     (Class 2)                     10,527       23.43
   Global Equities Portfolio
     (Class 2)                      7,240       20.81
   Growth Opportunities
     Portfolio (Class 2)           19,768        6.56
   Growth- Income Portfolio
     (Class 2)                     13,492       31.12
   High-Yield Bond Portfolio
     (Class 2)                     14,941       25.36
   International Diversified
     Equities Portfolio
     (Class 2)                     34,215       12.60
   International Growth and
     Income Portfolio (Class
     2)                            12,306       13.82
   Marsico Focused Growth
     Portfolio (Class 2)               --          --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)            5,284       25.43
   MFS Total Return Portfolio
     (Class 2)                     33,053       29.72
   Mid-Cap Growth Portfolio
     (Class 2)                     22,127       12.35
   Real Estate Portfolio
     (Class 2)                      9,200       26.39
   Small & Mid Cap Value
     Portfolio (Class 2)           11,363       21.11
   Technology Portfolio
     (Class 2)                     15,690        2.32
   Telecom Utility Portfolio
     (Class 2)                         --          --
   Total Return Bond
     Portfolio (Class 2)               --          --
   Aggressive Growth
     Portfolio (Class 3)           74,635       13.93
   Alliance Growth Portfolio
     (Class 3)                    611,970       34.57
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)            1,492       11.47
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                     37,515       11.97
   American Funds Growth SAST
     Portfolio (Class 3)          128,078       11.08
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                     50,951       10.27
   Balanced Portfolio (Class
     3)                           184,685       17.86
   Blue Chip Growth Portfolio
     (Class 3)                    244,568        6.24
   Capital Growth Portfolio
     (Class 3)                    398,768        7.79
   Cash Management Portfolio
     (Class 3)                  1,533,466       12.25
   Corporate Bond Portfolio
     (Class 3)                  2,207,478       26.19
   Davis Venture Value
     Portfolio (Class 3)        1,519,459       35.87
   "Dogs" of Wall Street
     Portfolio (Class 3)          247,983       14.73
   Emerging Markets Portfolio
     (Class 3)                    675,967       18.82
   Equity Opportunities
     Portfolio (Class 3)          301,458       20.16
   Foreign Value Portfolio
     (Class 3)                  1,439,335       16.85
   Fundamental Growth
     Portfolio (Class 3)          204,742       18.31
   Global Bond Portfolio
     (Class 3)                    464,567       23.09
   Global Equities Portfolio
     (Class 3)                    141,877       20.51
   Growth Opportunities
     Portfolio (Class 3)          808,707        6.48
   Growth- Income Portfolio
     (Class 3)                     68,546       30.73
   High-Yield Bond Portfolio
     (Class 3)                    446,366       25.03
   International Diversified
     Equities Portfolio
     (Class 3)                  1,669,836       12.44
   International Growth and
     Income Portfolio (Class
     3)                         1,108,547       13.65
   Marsico Focused Growth
     Portfolio (Class 3)          155,745       12.03
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)          179,707       25.19
   MFS Total Return Portfolio
     (Class 3)                  1,197,149       29.39
   Mid-Cap Growth Portfolio
     (Class 3)                    558,836       12.24
   Protected Asset Allocation
     SAST Portfolio (Class 3)          --          --
   Real Estate Portfolio
     (Class 3)                    539,558       26.05

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                   Contracts With Total       Contracts With Total       Contracts With Total
                                   Expenses of 1.55%(6)        Expenses of 1.65%          Expenses of 1.70%
                                -------------------------- -------------------------- --------------------------
                                Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                   units     accumulation     units     accumulation     units     accumulation
Variable Accounts               outstanding      units     outstanding      units     outstanding      units
-----------------               ------------ ------------- ------------ ------------- ------------ -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)                --      $   --       2,944,163     $12.73            --       $   --
   Small Company Value
     Portfolio (Class 3)                --          --       1,422,568      11.60            --           --
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                          --          --      48,531,232      10.51            --           --
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                          --          --       5,718,357      10.41            --           --
   Technology Portfolio
     (Class 3)                          --          --          86,400      10.50            --           --
   Telecom Utility Portfolio
     (Class 3)                          --          --         164,858      13.68            --           --
   Total Return Bond
     Portfolio (Class 3)                --          --       7,067,221      13.98            --           --
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund            --      $   --          70,032     $12.11            --       $   --
   Invesco Van Kampen V.I.
     Comstock Fund                  33,271       14.02       2,171,767      10.65        35,234        13.75
   Invesco Van Kampen V.I.
     Growth and Income Fund             --          --       2,713,967      10.63            --           --
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)                  --      $   --              --     $   --            --       $   --
   Equity Income Account
     (Class 1)                          --          --              --         --            --           --
   Government & High Quality
     Bond Account (Class 1)             --          --              --         --            --           --
   Income Account (Class 1)             --          --              --         --            --           --
   LargeCap Blend Account II
     (Class 1)                          --          --              --         --            --           --
   LargeCap Growth Account
     (Class 1)                          --          --              --         --            --           --
   MidCap Blend Account
     (Class 1)                          --          --              --         --            --           --
   Money Market Account
     (Class 1)                          --          --              --         --            --           --
   Principal Capital
     Appreciation Account
     (Class 1)                          --          --              --         --            --           --
   Real Estate Securities
     Account (Class 1)                  --          --              --         --            --           --
   SAM Balanced Portfolio
     (Class 1)                          --          --              --         --            --           --
   SAM Conservative Balanced
     Portfolio (Class 1)                --          --              --         --            --           --
   SAM Conservative Growth
     Portfolio (Class 1)                --          --              --         --            --           --
   SAM Flexible Income
     Portfolio (Class 1)                --          --              --         --            --           --
   SAM Strategic Growth
     Portfolio (Class 1)                --          --              --         --            --           --
   Short-Term Income Account
     (Class 1)                          --          --              --         --            --           --
   SmallCap Growth Account II
     (Class 1)                          --          --              --         --            --           --
   SmallCap Value Account I
     (Class 1)                          --          --              --         --            --           --
   Diversified International
     Account (Class 2)              45,171        6.52              --         --        26,913         6.39
   Equity Income Account
     (Class 2)                     508,671       10.66              --         --        89,208        10.49
   Government & High Quality
     Bond Account (Class 2)        101,027        8.17              --         --        25,686         8.04
   Income Account (Class 2)        310,111        9.85              --         --        41,209         9.69
   LargeCap Blend Account II
     (Class 2)                      65,149        7.03              --         --        10,639         6.92
   LargeCap Growth Account
     (Class 2)                      39,226        7.53              --         --        10,265         7.41
   MidCap Blend Account
     (Class 2)                      39,206       12.72              --         --         2,776        12.55
   Money Market Account
     (Class 2)                      94,568        5.71              --         --        89,481         5.61
   Principal Capital
     Appreciation Account
     (Class 2)                      97,185       13.65              --         --        20,814        13.42
   Real Estate Securities
     Account (Class 2)               8,851       21.84              --         --         1,921        21.30
   SAM Balanced Portfolio
     (Class 2)                   1,430,447       11.51              --         --       741,456        11.33
   SAM Conservative Balanced
     Portfolio (Class 2)           475,627        8.61              --         --       177,674         8.48
   SAM Conservative Growth
     Portfolio (Class 2)           576,679       11.45              --         --       674,722        11.28
   SAM Flexible Income
     Portfolio (Class 2)           752,444       10.11              --         --       110,606         9.95
   SAM Strategic Growth
     Portfolio (Class 2)           275,520       12.08              --         --       193,890        11.88
   Short-Term Income Account
     (Class 2)                     112,254        7.49              --         --        48,886         7.38
   SmallCap Growth Account II
     (Class 2)                      25,750        6.95              --         --         4,800         6.83
   SmallCap Value Account I
     (Class 2)                       5,697       10.54              --         --         2,343        10.41
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio-- Asset
     Allocation Fund                    --      $   --              --     $   --            --       $   --
   Columbia Variable
     Portfolio-- Small
     Company Growth Fund                --          --              --         --            --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio-- High Income
     Fund (Class 1)                     --      $   --              --     $   --            --       $   --
   Columbia Variable
     Portfolio-- Marsico
     Focused Equities Fund
     (Class 1)                          --          --              --         --            --           --
   Columbia Variable
     Portfolio-- Marsico
     Growth Fund (Class 1)              --          --              --         --            --           --
   Columbia Variable
     Portfolio-- Marsico 21st
     Century Fund (Class 1)             --          --              --         --            --           --
   Columbia Variable
     Portfolio-- Mid Cap
     Growth Fund (Class 1)              --          --              --         --            --           --
   Columbia Variable
     Portfolio-- Marsico
     International
     Opportunities Fund
     (Class 2)                          --          --              --         --            --           --
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio-- Dividend
     Opportunity Fund                   --      $   --              --     $   --            --       $   --
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                          --      $   --              --     $   --            --       $   --
   Global Growth Fund (Class
     2)                                 --          --              --         --            --           --
   Growth Fund (Class 2)                --          --              --         --            --           --
   Growth- Income Fund (Class
     2)                                 --          --              --         --            --           --
   Asset Allocation Fund
     (Class 3)                          --          --              --         --            --           --
   Cash Management Fund
     (Class 3)                          --          --              --         --            --           --
   Growth Fund (Class 3)                --          --              --         --            --           --
   Growth- Income Fund (Class
     3)                                 --          --              --         --            --           --
   High-Income Bond Fund
     (Class 3)                          --          --              --         --            --           --
   International Fund (Class
     3)                                 --          --              --         --            --           --
   U.S. Government/ AAA-Rated
     Securities Fund (Class 3)          --          --              --         --            --           --
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio          --      $   --       1,358,278     $ 9.22            --       $   --
   Mid Cap Stock Portfolio              --          --              --         --            --           --
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                         --      $   --              --     $   --            --       $   --
   Sterling Capital Special
     Opportunities VIF                  --          --              --         --            --           --
   Sterling Capital Strategic
     Allocation Equity VIF              --          --              --         --            --           --
   Sterling Capital Total
     Return Bond VIF                    --          --              --         --            --           --
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                               --      $   --       1,601,969     $11.61            --       $   --
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund                    --          --         396,618      10.10            --           --
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                          --      $   --       1,398,403     $12.24            --       $   --
   Allocation Growth Portfolio          --          --         270,142      11.49            --           --
   Allocation Moderate Growth
     Portfolio                          --          --       2,497,294      11.65            --           --
   Allocation Moderate
     Portfolio                          --          --       2,192,257      12.02            --           --
   Real Return Portfolio                --          --       2,990,843      12.06            --           --

                                   Contracts With Total
                                   Expenses of 1.72%(4)
                                --------------------------
                                Accumulation Unit value of
                                   units     accumulation
Variable Accounts               outstanding      units
-----------------               ------------ -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)         1,259,660      $20.93
   Small Company Value
     Portfolio (Class 3)           596,931       10.61
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                          --          --
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                          --          --
   Technology Portfolio
     (Class 3)                     883,076        2.29
   Telecom Utility Portfolio
     (Class 3)                      69,297       18.05
   Total Return Bond
     Portfolio (Class 3)           243,797       27.99
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund       156,401      $11.01
   Invesco Van Kampen V.I.
     Comstock Fund                 853,421       13.84
   Invesco Van Kampen V.I.
     Growth and Income Fund      1,902,749       14.84
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)                  --      $   --
   Equity Income Account
     (Class 1)                          --          --
   Government & High Quality
     Bond Account (Class 1)             --          --
   Income Account (Class 1)             --          --
   LargeCap Blend Account II
     (Class 1)                          --          --
   LargeCap Growth Account
     (Class 1)                          --          --
   MidCap Blend Account
     (Class 1)                          --          --
   Money Market Account
     (Class 1)                          --          --
   Principal Capital
     Appreciation Account
     (Class 1)                          --          --
   Real Estate Securities
     Account (Class 1)                  --          --
   SAM Balanced Portfolio
     (Class 1)                          --          --
   SAM Conservative Balanced
     Portfolio (Class 1)                --          --
   SAM Conservative Growth
     Portfolio (Class 1)                --          --
   SAM Flexible Income
     Portfolio (Class 1)                --          --
   SAM Strategic Growth
     Portfolio (Class 1)                --          --
   Short-Term Income Account
     (Class 1)                          --          --
   SmallCap Growth Account II
     (Class 1)                          --          --
   SmallCap Value Account I
     (Class 1)                          --          --
   Diversified International
     Account (Class 2)                  --          --
   Equity Income Account
     (Class 2)                          --          --
   Government & High Quality
     Bond Account (Class 2)             --          --
   Income Account (Class 2)             --          --
   LargeCap Blend Account II
     (Class 2)                          --          --
   LargeCap Growth Account
     (Class 2)                          --          --
   MidCap Blend Account
     (Class 2)                          --          --
   Money Market Account
     (Class 2)                          --          --
   Principal Capital
     Appreciation Account
     (Class 2)                          --          --
   Real Estate Securities
     Account (Class 2)                  --          --
   SAM Balanced Portfolio
     (Class 2)                          --          --
   SAM Conservative Balanced
     Portfolio (Class 2)                --          --
   SAM Conservative Growth
     Portfolio (Class 2)                --          --
   SAM Flexible Income
     Portfolio (Class 2)                --          --
   SAM Strategic Growth
     Portfolio (Class 2)                --          --
   Short-Term Income Account
     (Class 2)                          --          --
   SmallCap Growth Account II
     (Class 2)                          --          --
   SmallCap Value Account I
     (Class 2)                          --          --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio-- Asset
     Allocation Fund                    --      $   --
   Columbia Variable
     Portfolio-- Small
     Company Growth Fund                --          --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio-- High Income
     Fund (Class 1)                295,984      $21.54
   Columbia Variable
     Portfolio-- Marsico
     Focused Equities Fund
     (Class 1)                     816,018       11.90
   Columbia Variable
     Portfolio-- Marsico
     Growth Fund (Class 1)              --          --
   Columbia Variable
     Portfolio-- Marsico 21st
     Century Fund (Class 1)             --          --
   Columbia Variable
     Portfolio-- Mid Cap
     Growth Fund (Class 1)              --          --
   Columbia Variable
     Portfolio-- Marsico
     International
     Opportunities Fund
     (Class 2)                          --          --
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio-- Dividend
     Opportunity Fund                   --      $   --
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                          --      $   --
   Global Growth Fund (Class
     2)                          1,493,767       24.42
   Growth Fund (Class 2)         2,600,651       21.22
   Growth- Income Fund (Class
     2)                          2,672,836       17.97
   Asset Allocation Fund
     (Class 3)                          --          --
   Cash Management Fund
     (Class 3)                          --          --
   Growth Fund (Class 3)                --          --
   Growth- Income Fund (Class
     3)                                 --          --
   High-Income Bond Fund
     (Class 3)                          --          --
   International Fund (Class
     3)                                 --          --
   U.S. Government/ AAA-Rated
     Securities Fund (Class 3)          --          --
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio     874,502      $11.84
   Mid Cap Stock Portfolio              --          --
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                     13,048      $ 9.47
   Sterling Capital Special
     Opportunities VIF             101,375       15.87
   Sterling Capital Strategic
     Allocation Equity VIF           7,473       10.13
   Sterling Capital Total
     Return Bond VIF                49,385       13.42
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                               --      $   --
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund                    --          --
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                          --      $   --
   Allocation Growth Portfolio          --          --
   Allocation Moderate Growth
     Portfolio                          --          --
   Allocation Moderate
     Portfolio                          --          --
   Real Return Portfolio            70,704       12.09

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                  Contracts With Total       Contracts With Total       Contracts With Total
                                  Expenses of 1.77%(1)       Expenses of 1.77%(2)       Expenses of 1.77%(3)
                               -------------------------- -------------------------- --------------------------
                               Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                  units     accumulation     units     accumulation     units     accumulation
Variable Accounts              outstanding      units     outstanding      units     outstanding      units
-----------------              ------------ ------------- ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                         --      $   --        23,929       $29.46            --       $   --
   Capital Appreciation
     Portfolio (Class 1)               --          --       136,586        56.83        23,099        15.38
   Government and Quality
     Bond Portfolio (Class 1)          --          --       147,629        20.87        21,559        14.25
   Growth Portfolio (Class 1)          --          --        49,679        33.68            --           --
   Natural Resources
     Portfolio (Class 1)               --          --        23,475        45.88            --           --
   Asset Allocation Portfolio
     (Class 2)                     45,689       29.01            --           --            --           --
   Capital Appreciation
     Portfolio (Class 2)          115,247       56.10            --           --            --           --
   Government and Quality
     Bond Portfolio (Class 2)     301,122       20.56            --           --            --           --
   Growth Portfolio (Class 2)     110,912       33.22            --           --            --           --
   Natural Resources
     Portfolio (Class 2)           65,280       45.18            --           --            --           --
   Asset Allocation Portfolio
     (Class 3)                     68,064       29.00            --           --            --           --
   Capital Appreciation
     Portfolio (Class 3)          736,675       55.69            --           --            --           --
   Government and Quality
     Bond Portfolio (Class 3)   3,981,787       20.38            --           --            --           --
   Growth Portfolio (Class 3)     393,281       32.94            --           --            --           --
   Natural Resources
     Portfolio (Class 3)          320,774       44.87            --           --            --           --
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)               --      $   --        13,786       $14.26         2,000       $ 7.54
   Alliance Growth Portfolio
     (Class 1)                         --          --        51,200        35.33        18,583         9.68
   Balanced Portfolio (Class
     1)                                --          --        21,581        18.22        46,101        10.27
   Blue Chip Growth Portfolio
     (Class 1)                         --          --        45,867         6.35        17,702         7.73
   Capital Growth Portfolio
     (Class 1)                         --          --        44,970         7.95            --           --
   Cash Management Portfolio
     (Class 1)                         --          --       105,859        12.46        16,307         9.71
   Corporate Bond Portfolio
     (Class 1)                         --          --       113,291        26.64            --           --
   Davis Venture Value
     Portfolio (Class 1)               --          --       201,071        36.52        36,148        12.60
   "Dogs" of Wall Street
     Portfolio (Class 1)               --          --        36,137        14.99            --           --
   Emerging Markets Portfolio
     (Class 1)                         --          --        32,368        19.21         2,386        28.78
   Equity Opportunities
     Portfolio (Class 1)               --          --        51,647        20.54            --           --
   Fundamental Growth
     Portfolio (Class 1)               --          --        25,582        18.69            23         7.71
   Global Bond Portfolio
     (Class 1)                         --          --        34,427        23.56         4,346        15.47
   Global Equities Portfolio
     (Class 1)                         --          --        19,530        20.91         3,711         9.61
   Growth Opportunities
     Portfolio (Class 1)               --          --        40,427         6.61            --           --
   Growth- Income Portfolio
     (Class 1)                         --          --        47,612        31.34        16,679         9.94
   High-Yield Bond Portfolio
     (Class 1)                         --          --        55,881        25.53            --           --
   International Diversified
     Equities Portfolio
     (Class 1)                         --          --        38,232        12.65            --           --
   International Growth and
     Income Portfolio (Class
     1)                                --          --        94,815        13.89        19,712         9.97
   Marsico Focused Growth
     Portfolio (Class 1)               --          --        99,587        12.23            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)               --          --        27,941        25.61         8,647        11.75
   MFS Total Return Portfolio
     (Class 1)                         --          --       214,874        29.94         5,914        13.96
   Mid-Cap Growth Portfolio
     (Class 1)                         --          --       197,436        12.46         6,970         7.43
   Real Estate Portfolio
     (Class 1)                         --          --        17,746        26.52            --           --
   Technology Portfolio
     (Class 1)                         --          --       134,510         2.34            --           --
   Telecom Utility Portfolio
     (Class 1)                         --          --        12,765        18.42            --           --
   Total Return Bond
     Portfolio (Class 1)               --          --        52,899        28.53            --           --
   Aggressive Growth
     Portfolio (Class 2)           40,858       14.03            --           --            --           --
   Alliance Growth Portfolio
     (Class 2)                     69,143       34.60            --           --            --           --
   Balanced Portfolio (Class
     2)                            67,921       17.94            --           --            --           --
   Blue Chip Growth Portfolio
     (Class 2)                     64,665        6.27            --           --            --           --
   Capital Growth Portfolio
     (Class 2)                     41,093        7.83            --           --            --           --
   Cash Management Portfolio
     (Class 2)                    166,603       12.29            --           --            --           --
   Corporate Bond Portfolio
     (Class 2)                    150,371       26.25            --           --            --           --
   Davis Venture Value
     Portfolio (Class 2)          221,392       35.92            --           --            --           --
   "Dogs" of Wall Street
     Portfolio (Class 2)           68,882       14.77            --           --            --           --
   Emerging Markets Portfolio
     (Class 2)                     58,276       18.93            --           --            --           --
   Equity Opportunities
     Portfolio (Class 2)           45,205       20.26            --           --            --           --
   Foreign Value Portfolio
     (Class 2)                    111,166       16.91            --           --            --           --
   Fundamental Growth
     Portfolio (Class 2)           21,702       18.41            --           --            --           --
   Global Bond Portfolio
     (Class 2)                     57,147       23.19            --           --            --           --
   Global Equities Portfolio
     (Class 2)                     22,778       20.58            --           --            --           --
   Growth Opportunities
     Portfolio (Class 2)          101,638        6.51            --           --            --           --
   Growth- Income Portfolio
     (Class 2)                     53,501       30.84            --           --            --           --
   High-Yield Bond Portfolio
     (Class 2)                    113,643       25.11            --           --            --           --
   International Diversified
     Equities Portfolio
     (Class 2)                    138,148       12.46            --           --            --           --
   International Growth and
     Income Portfolio (Class
     2)                           100,328       13.72            --           --            --           --
   Marsico Focused Growth
     Portfolio (Class 2)          141,716       12.06            --           --            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)           62,408       25.25            --           --            --           --
   MFS Total Return Portfolio
     (Class 2)                    239,620       29.48            --           --            --           --
   Mid-Cap Growth Portfolio
     (Class 2)                    154,158       12.27            --           --            --           --
   Real Estate Portfolio
     (Class 2)                     69,007       26.11            --           --            --           --
   Small & Mid Cap Value
     Portfolio (Class 2)          113,559       21.03            --           --            --           --
   Technology Portfolio
     (Class 2)                    158,461        2.31            --           --            --           --
   Telecom Utility Portfolio
     (Class 2)                     40,174       18.18            --           --            --           --
   Total Return Bond
     Portfolio (Class 2)           94,797       28.03            --           --            --           --
   Aggressive Growth
     Portfolio (Class 3)          127,238       13.89            --           --            --           --
   Alliance Growth Portfolio
     (Class 3)                    215,068       34.37            --           --            --           --
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)        1,774,809       11.40            --           --            --           --
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                  5,239,743       11.92            --           --            --           --
   American Funds Growth SAST
     Portfolio (Class 3)        4,024,241       11.04            --           --            --           --
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                  3,768,493       10.22            --           --            --           --
   Balanced Portfolio (Class
     3)                           129,041       17.78            --           --            --           --
   Blue Chip Growth Portfolio
     (Class 3)                  1,403,223        6.21            --           --            --           --
   Capital Growth Portfolio
     (Class 3)                  1,194,170        7.82            --           --            --           --
   Cash Management Portfolio
     (Class 3)                  1,262,744       12.16            --           --            --           --
   Corporate Bond Portfolio
     (Class 3)                  3,152,640       25.98            --           --            --           --
   Davis Venture Value
     Portfolio (Class 3)        1,545,178       35.65            --           --            --           --
   "Dogs" of Wall Street
     Portfolio (Class 3)          290,614       14.66            --           --            --           --
   Emerging Markets Portfolio
     (Class 3)                  1,105,264       18.75            --           --            --           --
   Equity Opportunities
     Portfolio (Class 3)           83,856       20.07            --           --            --           --
   Foreign Value Portfolio
     (Class 3)                  3,472,556       16.75        36,521        16.75            --           --
   Fundamental Growth
     Portfolio (Class 3)          863,522       18.23            --           --            --           --
   Global Bond Portfolio
     (Class 3)                  1,121,156       22.94            --           --            --           --
   Global Equities Portfolio
     (Class 3)                    146,080       20.31            --           --            --           --
   Growth Opportunities
     Portfolio (Class 3)        3,463,340        6.46            --           --            --           --
   Growth- Income Portfolio
     (Class 3)                    146,131       30.57            --           --            --           --
   High-Yield Bond Portfolio
     (Class 3)                    641,684       24.90            --           --            --           --
   International Diversified
     Equities Portfolio
     (Class 3)                  1,617,840       12.37            --           --            --           --
   International Growth and
     Income Portfolio (Class
     3)                         2,409,773       13.59            --           --            --           --
   Marsico Focused Growth
     Portfolio (Class 3)          922,058       11.95            --           --            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)        1,266,320       25.05            --           --            --           --
   MFS Total Return Portfolio
     (Class 3)                    597,534       29.23            --           --            --           --
   Mid-Cap Growth Portfolio
     (Class 3)                    923,202       12.16            --           --            --           --
   Protected Asset Allocation
     SAST Portfolio (Class 3)          --          --            --           --            --           --
   Real Estate Portfolio
     (Class 3)                  1,344,935       25.92            --           --            --           --

                                  Contracts With Total
                                   Expenses of 1.80%
                               --------------------------
                               Accumulation Unit value of
                                  units     accumulation
Variable Accounts              outstanding      units
-----------------              ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                        --       $   --
   Capital Appreciation
     Portfolio (Class 1)              --           --
   Government and Quality
     Bond Portfolio (Class 1)         --           --
   Growth Portfolio (Class 1)         --           --
   Natural Resources
     Portfolio (Class 1)              --           --
   Asset Allocation Portfolio
     (Class 2)                        --           --
   Capital Appreciation
     Portfolio (Class 2)          10,544        55.73
   Government and Quality
     Bond Portfolio (Class 2)         --           --
   Growth Portfolio (Class 2)         --           --
   Natural Resources
     Portfolio (Class 2)              --           --
   Asset Allocation Portfolio
     (Class 3)                    17,753        12.35
   Capital Appreciation
     Portfolio (Class 3)          77,566        14.17
   Government and Quality
     Bond Portfolio (Class 3)    158,157        12.09
   Growth Portfolio (Class 3)      3,271        10.65
   Natural Resources
     Portfolio (Class 3)          27,272         9.88
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)              --       $   --
   Alliance Growth Portfolio
     (Class 1)                        --           --
   Balanced Portfolio (Class
     1)                               --           --
   Blue Chip Growth Portfolio
     (Class 1)                        --           --
   Capital Growth Portfolio
     (Class 1)                        --           --
   Cash Management Portfolio
     (Class 1)                        --           --
   Corporate Bond Portfolio
     (Class 1)                        --           --
   Davis Venture Value
     Portfolio (Class 1)              --           --
   "Dogs" of Wall Street
     Portfolio (Class 1)              --           --
   Emerging Markets Portfolio
     (Class 1)                        --           --
   Equity Opportunities
     Portfolio (Class 1)              --           --
   Fundamental Growth
     Portfolio (Class 1)              --           --
   Global Bond Portfolio
     (Class 1)                        --           --
   Global Equities Portfolio
     (Class 1)                        --           --
   Growth Opportunities
     Portfolio (Class 1)              --           --
   Growth- Income Portfolio
     (Class 1)                        --           --
   High-Yield Bond Portfolio
     (Class 1)                        --           --
   International Diversified
     Equities Portfolio
     (Class 1)                        --           --
   International Growth and
     Income Portfolio (Class
     1)                               --           --
   Marsico Focused Growth
     Portfolio (Class 1)              --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)              --           --
   MFS Total Return Portfolio
     (Class 1)                        --           --
   Mid-Cap Growth Portfolio
     (Class 1)                        --           --
   Real Estate Portfolio
     (Class 1)                        --           --
   Technology Portfolio
     (Class 1)                        --           --
   Telecom Utility Portfolio
     (Class 1)                        --           --
   Total Return Bond
     Portfolio (Class 1)              --           --
   Aggressive Growth
     Portfolio (Class 2)              --           --
   Alliance Growth Portfolio
     (Class 2)                       611        34.74
   Balanced Portfolio (Class
     2)                               --           --
   Blue Chip Growth Portfolio
     (Class 2)                        --           --
   Capital Growth Portfolio
     (Class 2)                        --           --
   Cash Management Portfolio
     (Class 2)                        --           --
   Corporate Bond Portfolio
     (Class 2)                        --           --
   Davis Venture Value
     Portfolio (Class 2)           3,346        35.84
   "Dogs" of Wall Street
     Portfolio (Class 2)              --           --
   Emerging Markets Portfolio
     (Class 2)                        --           --
   Equity Opportunities
     Portfolio (Class 2)              --           --
   Foreign Value Portfolio
     (Class 2)                        --           --
   Fundamental Growth
     Portfolio (Class 2)              --           --
   Global Bond Portfolio
     (Class 2)                        --           --
   Global Equities Portfolio
     (Class 2)                       630        20.62
   Growth Opportunities
     Portfolio (Class 2)              --           --
   Growth- Income Portfolio
     (Class 2)                        --           --
   High-Yield Bond Portfolio
     (Class 2)                        --           --
   International Diversified
     Equities Portfolio
     (Class 2)                        --           --
   International Growth and
     Income Portfolio (Class
     2)                               --           --
   Marsico Focused Growth
     Portfolio (Class 2)              --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)              --           --
   MFS Total Return Portfolio
     (Class 2)                        --           --
   Mid-Cap Growth Portfolio
     (Class 2)                     6,727        12.25
   Real Estate Portfolio
     (Class 2)                        --           --
   Small & Mid Cap Value
     Portfolio (Class 2)              --           --
   Technology Portfolio
     (Class 2)                    44,332         2.30
   Telecom Utility Portfolio
     (Class 2)                        --           --
   Total Return Bond
     Portfolio (Class 2)              --           --
   Aggressive Growth
     Portfolio (Class 3)           4,387         9.05
   Alliance Growth Portfolio
     (Class 3)                     7,425        11.36
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)         120,436        11.33
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                   130,325        11.98
   American Funds Growth SAST
     Portfolio (Class 3)         114,673        10.96
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                    41,284        10.38
   Balanced Portfolio (Class
     3)                          478,590        11.77
   Blue Chip Growth Portfolio
     (Class 3)                    59,096        10.61
   Capital Growth Portfolio
     (Class 3)                    45,373        10.35
   Cash Management Portfolio
     (Class 3)                     1,343         9.37
   Corporate Bond Portfolio
     (Class 3)                   156,789        15.18
   Davis Venture Value
     Portfolio (Class 3)         117,887        10.16
   "Dogs" of Wall Street
     Portfolio (Class 3)          17,018        12.41
   Emerging Markets Portfolio
     (Class 3)                    29,853        11.80
   Equity Opportunities
     Portfolio (Class 3)           9,671        10.64
   Foreign Value Portfolio
     (Class 3)                   191,099         9.55
   Fundamental Growth
     Portfolio (Class 3)          44,408        10.85
   Global Bond Portfolio
     (Class 3)                    84,280        13.18
   Global Equities Portfolio
     (Class 3)                    12,167         9.60
   Growth Opportunities
     Portfolio (Class 3)          52,816        12.65
   Growth- Income Portfolio
     (Class 3)                   103,282        10.27
   High-Yield Bond Portfolio
     (Class 3)                    49,883        12.66
   International Diversified
     Equities Portfolio
     (Class 3)                    14,565         9.51
   International Growth and
     Income Portfolio (Class
     3)                           20,386         8.15
   Marsico Focused Growth
     Portfolio (Class 3)          66,116        11.15
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)         105,778        11.70
   MFS Total Return Portfolio
     (Class 3)                    59,390        11.27
   Mid-Cap Growth Portfolio
     (Class 3)                    26,476        12.44
   Protected Asset Allocation
     SAST Portfolio (Class 3)        614        10.06
   Real Estate Portfolio
     (Class 3)                    86,247         9.34

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                   Contracts With Total       Contracts With Total       Contracts With Total
                                   Expenses of 1.77%(1)       Expenses of 1.77%(2)       Expenses of 1.77%(3)
                                -------------------------- -------------------------- --------------------------
                                Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                   units     accumulation     units     accumulation     units     accumulation
Variable Accounts               outstanding      units     outstanding      units     outstanding      units
-----------------               ------------ ------------- ------------ ------------- ------------ -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)         2,892,952      $20.81        17,389       $20.81            --       $   --
   Small Company Value
     Portfolio (Class 3)         2,649,063       10.56           233        10.56            --           --
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                       1,559       10.51            --           --            --           --
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                      34,163       10.42            --           --            --           --
   Technology Portfolio
     (Class 3)                     838,467        2.29            --           --            --           --
   Telecom Utility Portfolio
     (Class 3)                     132,292       18.19            --           --            --           --
   Total Return Bond
     Portfolio (Class 3)         3,178,211       28.05            --           --            --           --
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund       164,516      $10.82        37,598       $10.71            --       $   --
   Invesco Van Kampen V.I.
     Comstock Fund               2,772,642       13.64       210,270        13.62            --           --
   Invesco Van Kampen V.I.
     Growth and Income Fund      4,348,930       14.82       128,871        14.84            --           --
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)                  --      $   --            --       $   --            --       $   --
   Equity Income Account
     (Class 1)                          --          --            --           --            --           --
   Government & High Quality
     Bond Account (Class 1)             --          --            --           --            --           --
   Income Account (Class 1)             --          --            --           --            --           --
   LargeCap Blend Account II
     (Class 1)                          --          --            --           --            --           --
   LargeCap Growth Account
     (Class 1)                          --          --            --           --            --           --
   MidCap Blend Account
     (Class 1)                          --          --            --           --            --           --
   Money Market Account
     (Class 1)                          --          --            --           --            --           --
   Principal Capital
     Appreciation Account
     (Class 1)                          --          --            --           --            --           --
   Real Estate Securities
     Account (Class 1)                  --          --            --           --            --           --
   SAM Balanced Portfolio
     (Class 1)                      96,179       11.52            --           --            --           --
   SAM Conservative Balanced
     Portfolio (Class 1)                --          --            --           --            --           --
   SAM Conservative Growth
     Portfolio (Class 1)            69,501       11.50            --           --            --           --
   SAM Flexible Income
     Portfolio (Class 1)                --          --            --           --            --           --
   SAM Strategic Growth
     Portfolio (Class 1)            17,407       12.11            --           --            --           --
   Short-Term Income Account
     (Class 1)                          --          --            --           --            --           --
   SmallCap Growth Account II
     (Class 1)                          --          --            --           --            --           --
   SmallCap Value Account I
     (Class 1)                          --          --            --           --            --           --
   Diversified International
     Account (Class 2)                  --          --            --           --            --           --
   Equity Income Account
     (Class 2)                      16,163       10.15            --           --            --           --
   Government & High Quality
     Bond Account (Class 2)             --          --            --           --            --           --
   Income Account (Class 2)             --          --            --           --            --           --
   LargeCap Blend Account II
     (Class 2)                          --          --            --           --            --           --
   LargeCap Growth Account
     (Class 2)                          --          --            --           --            --           --
   MidCap Blend Account
     (Class 2)                          --          --            --           --            --           --
   Money Market Account
     (Class 2)                          --          --            --           --            --           --
   Principal Capital
     Appreciation Account
     (Class 2)                          --          --            --           --            --           --
   Real Estate Securities
     Account (Class 2)                  --          --            --           --            --           --
   SAM Balanced Portfolio
     (Class 2)                     117,691       11.22            --           --            --           --
   SAM Conservative Balanced
     Portfolio (Class 2)            23,557       11.86            --           --            --           --
   SAM Conservative Growth
     Portfolio (Class 2)            28,439       11.16            --           --            --           --
   SAM Flexible Income
     Portfolio (Class 2)                 3       12.32            --           --            --           --
   SAM Strategic Growth
     Portfolio (Class 2)            34,676       11.80            --           --            --           --
   Short-Term Income Account
     (Class 2)                          --          --            --           --            --           --
   SmallCap Growth Account II
     (Class 2)                          --          --            --           --            --           --
   SmallCap Value Account I
     (Class 2)                          --          --            --           --            --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio-- Asset                                                                                $
     Allocation Fund                   154      $12.40            --       $   --         1,339        12.40
   Columbia Variable
     Portfolio-- Small
     Company Growth Fund             2,789       12.24            --           --         7,144        12.24
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio-- High Income                                                                          $
     Fund (Class 1)                111,349      $21.44            --       $   --        14,620        21.44
   Columbia Variable
     Portfolio-- Marsico
     Focused Equities Fund
     (Class 1)                     214,150       11.74            --           --        22,172        11.74
   Columbia Variable
     Portfolio-- Marsico
     Growth Fund (Class 1)          10,485       11.24            --           --        15,630        11.24
   Columbia Variable
     Portfolio-- Marsico 21st
     Century Fund (Class 1)            702       14.12            --           --        10,529        14.12
   Columbia Variable
     Portfolio-- Mid Cap
     Growth Fund (Class 1)             118       10.76            --           --         9,215        10.76
   Columbia Variable
     Portfolio-- Marsico
     International
     Opportunities Fund
     (Class 2)                       4,695       16.52            --           --         5,960        16.52
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio-- Dividend                                                                             $
     Opportunity Fund                7,657      $11.39            --       $   --        17,555        11.39
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                      11,963      $17.66       187,996       $17.66            --       $   --
   Global Growth Fund (Class
     2)                            330,047       24.29        74,669        24.29            --           --
   Growth Fund (Class 2)           438,941       21.11       133,973        21.11            --           --
   Growth- Income Fund (Class
     2)                            555,884       17.88       229,077        17.88            --           --
   Asset Allocation Fund
     (Class 3)                          --          --            --           --            --           --
   Cash Management Fund
     (Class 3)                          --          --            --           --            --           --
   Growth Fund (Class 3)                --          --            --           --            --           --
   Growth- Income Fund (Class
     3)                                 --          --            --           --            --           --
   High-Income Bond Fund
     (Class 3)                          --          --            --           --            --           --
   International Fund (Class
     3)                                 --          --            --           --            --           --
   U.S. Government/ AAA-Rated
     Securities Fund (Class 3)          --          --            --           --            --           --
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio   2,970,691      $11.81       143,431       $11.81            --       $   --
   Mid Cap Stock Portfolio           3,104       14.27       115,351        14.27            --           --
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                     25,381      $ 9.58            --       $   --            --       $   --
   Sterling Capital Special
     Opportunities VIF             118,309       15.77            --           --            --           --
   Sterling Capital Strategic
     Allocation Equity VIF          29,973       10.18            --           --            --           --
   Sterling Capital Total
     Return Bond VIF                68,280       13.24            --           --            --           --
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                          928,474      $11.53            --       $   --            --       $   --
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund               639,833       10.03            --           --            --           --
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                     571,422      $12.27            --       $   --            --       $   --
   Allocation Growth Portfolio      76,761       11.51            --           --            --           --
   Allocation Moderate Growth
     Portfolio                   1,698,998       11.67            --           --            --           --
   Allocation Moderate
     Portfolio                     803,945       12.04            --           --            --           --
   Real Return Portfolio         2,303,431       12.08         2,085        12.08            --           --

                                   Contracts With Total
                                    Expenses of 1.80%
                                --------------------------
                                Accumulation Unit value of
                                   units     accumulation
Variable Accounts               outstanding      units
-----------------               ------------ -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)           125,350      $12.61
   Small Company Value
     Portfolio (Class 3)            61,149       11.48
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                   1,988,499       10.49
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                     349,910       10.40
   Technology Portfolio
     (Class 3)                       7,807       10.35
   Telecom Utility Portfolio
     (Class 3)                      10,952       13.54
   Total Return Bond
     Portfolio (Class 3)           401,369       13.78
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund           539      $11.88
   Invesco Van Kampen V.I.
     Comstock Fund                 104,079       10.56
   Invesco Van Kampen V.I.
     Growth and Income Fund        128,915       10.55
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)              11,230      $ 6.54
   Equity Income Account
     (Class 1)                     157,170       10.68
   Government & High Quality
     Bond Account (Class 1)        103,148        8.20
   Income Account (Class 1)         67,197        9.79
   LargeCap Blend Account II
     (Class 1)                      37,756        7.06
   LargeCap Growth Account
     (Class 1)                       3,231        7.50
   MidCap Blend Account
     (Class 1)                      39,349       12.75
   Money Market Account
     (Class 1)                       8,840        5.62
   Principal Capital
     Appreciation Account
     (Class 1)                      68,050       13.70
   Real Estate Securities
     Account (Class 1)                  71       21.36
   SAM Balanced Portfolio
     (Class 1)                     673,579       11.48
   SAM Conservative Balanced
     Portfolio (Class 1)           101,256        8.58
   SAM Conservative Growth
     Portfolio (Class 1)           367,309       11.47
   SAM Flexible Income
     Portfolio (Class 1)           184,659       10.09
   SAM Strategic Growth
     Portfolio (Class 1)            61,949       12.10
   Short-Term Income Account
     (Class 1)                     121,193        7.45
   SmallCap Growth Account II
     (Class 1)                      26,186        6.96
   SmallCap Value Account I
     (Class 1)                       1,797       10.36
   Diversified International
     Account (Class 2)                  --          --
   Equity Income Account
     (Class 2)                          --          --
   Government & High Quality
     Bond Account (Class 2)             --          --
   Income Account (Class 2)             --          --
   LargeCap Blend Account II
     (Class 2)                          --          --
   LargeCap Growth Account
     (Class 2)                          --          --
   MidCap Blend Account
     (Class 2)                          --          --
   Money Market Account
     (Class 2)                          --          --
   Principal Capital
     Appreciation Account
     (Class 2)                          --          --
   Real Estate Securities
     Account (Class 2)                  --          --
   SAM Balanced Portfolio
     (Class 2)                          --          --
   SAM Conservative Balanced
     Portfolio (Class 2)                --          --
   SAM Conservative Growth
     Portfolio (Class 2)                --          --
   SAM Flexible Income
     Portfolio (Class 2)                --          --
   SAM Strategic Growth
     Portfolio (Class 2)                --          --
   Short-Term Income Account
     (Class 2)                          --          --
   SmallCap Growth Account II
     (Class 2)                          --          --
   SmallCap Value Account I
     (Class 2)                          --          --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio-- Asset
     Allocation Fund                    --      $   --
   Columbia Variable
     Portfolio-- Small
     Company Growth Fund                --          --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio-- High Income
     Fund (Class 1)                     --      $   --
   Columbia Variable
     Portfolio-- Marsico
     Focused Equities Fund
     (Class 1)                          --          --
   Columbia Variable
     Portfolio-- Marsico
     Growth Fund (Class 1)              --          --
   Columbia Variable
     Portfolio-- Marsico 21st
     Century Fund (Class 1)             --          --
   Columbia Variable
     Portfolio-- Mid Cap
     Growth Fund (Class 1)              --          --
   Columbia Variable
     Portfolio-- Marsico
     International
     Opportunities Fund
     (Class 2)                          --          --
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio-- Dividend
     Opportunity Fund                   --      $   --
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                          --      $   --
   Global Growth Fund (Class
     2)                                 --          --
   Growth Fund (Class 2)                --          --
   Growth- Income Fund (Class
     2)                                 --          --
   Asset Allocation Fund
     (Class 3)                          --          --
   Cash Management Fund
     (Class 3)                          --          --
   Growth Fund (Class 3)                --          --
   Growth- Income Fund (Class
     3)                                 --          --
   High-Income Bond Fund
     (Class 3)                          --          --
   International Fund (Class
     3)                                 --          --
   U.S. Government/ AAA-Rated
     Securities Fund (Class 3)          --          --
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio      60,923      $ 9.19
   Mid Cap Stock Portfolio              --          --
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                         --      $   --
   Sterling Capital Special
     Opportunities VIF                  --          --
   Sterling Capital Strategic
     Allocation Equity VIF              --          --
   Sterling Capital Total
     Return Bond VIF                    --          --
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                          152,241      $11.52
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund                22,287       10.02
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                     530,678      $12.10
   Allocation Growth Portfolio      11,637       11.35
   Allocation Moderate Growth
     Portfolio                     183,843       11.51
   Allocation Moderate
     Portfolio                     209,121       11.88
   Real Return Portfolio           208,904       11.92

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                  Contracts With Total       Contracts With Total       Contracts With Total
                                   Expenses of 1.90%         Expenses of 1.95%(6)       Expenses of 1.95%(7)
                               -------------------------- -------------------------- --------------------------
                               Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                  units     accumulation     units     accumulation     units     accumulation
Variable Accounts              outstanding      units     outstanding      units     outstanding      units
-----------------              ------------ ------------- ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                         --      $   --           --        $   --            --       $   --
   Capital Appreciation
     Portfolio (Class 1)               --          --           --            --            --           --
   Government and Quality
     Bond Portfolio (Class 1)          --          --           --            --            --           --
   Growth Portfolio (Class 1)          --          --           --            --            --           --
   Natural Resources
     Portfolio (Class 1)               --          --           --            --            --           --
   Asset Allocation Portfolio
     (Class 2)                         --          --           --            --            --           --
   Capital Appreciation
     Portfolio (Class 2)               --          --          893         56.54            --           --
   Government and Quality
     Bond Portfolio (Class 2)          --          --           --            --            --           --
   Growth Portfolio (Class 2)          --          --           --            --            --           --
   Natural Resources
     Portfolio (Class 2)               --          --           --            --            --           --
   Asset Allocation Portfolio
     (Class 3)                     67,875       12.20           --            --            12        12.19
   Capital Appreciation
     Portfolio (Class 3)          872,465       14.03           --            --        58,085        14.18
   Government and Quality
     Bond Portfolio (Class 3)   2,403,299       12.04           --            --        72,535        12.08
   Growth Portfolio (Class 3)     223,390       10.59           --            --         1,802        10.55
   Natural Resources
     Portfolio (Class 3)          335,933        9.79           --            --       116,277         9.87
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)               --      $   --           --        $   --            --       $   --
   Alliance Growth Portfolio
     (Class 1)                         --          --           --            --            --           --
   Balanced Portfolio (Class
     1)                                --          --           --            --            --           --
   Blue Chip Growth Portfolio
     (Class 1)                         --          --           --            --            --           --
   Capital Growth Portfolio
     (Class 1)                         --          --           --            --            --           --
   Cash Management Portfolio
     (Class 1)                         --          --           --            --            --           --
   Corporate Bond Portfolio
     (Class 1)                         --          --           --            --            --           --
   Davis Venture Value
     Portfolio (Class 1)               --          --           --            --            --           --
   "Dogs" of Wall Street
     Portfolio (Class 1)               --          --           --            --            --           --
   Emerging Markets Portfolio
     (Class 1)                         --          --           --            --            --           --
   Equity Opportunities
     Portfolio (Class 1)               --          --           --            --            --           --
   Fundamental Growth
     Portfolio (Class 1)               --          --           --            --            --           --
   Global Bond Portfolio
     (Class 1)                         --          --           --            --            --           --
   Global Equities Portfolio
     (Class 1)                         --          --           --            --            --           --
   Growth Opportunities
     Portfolio (Class 1)               --          --           --            --            --           --
   Growth- Income Portfolio
     (Class 1)                         --          --           --            --            --           --
   High-Yield Bond Portfolio
     (Class 1)                         --          --           --            --            --           --
   International Diversified
     Equities Portfolio
     (Class 1)                         --          --           --            --            --           --
   International Growth and
     Income Portfolio (Class
     1)                                --          --           --            --            --           --
   Marsico Focused Growth
     Portfolio (Class 1)               --          --           --            --            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)               --          --           --            --            --           --
   MFS Total Return Portfolio
     (Class 1)                         --          --           --            --            --           --
   Mid-Cap Growth Portfolio
     (Class 1)                         --          --           --            --            --           --
   Real Estate Portfolio
     (Class 1)                         --          --           --            --            --           --
   Technology Portfolio
     (Class 1)                         --          --           --            --            --           --
   Telecom Utility Portfolio
     (Class 1)                         --          --           --            --            --           --
   Total Return Bond
     Portfolio (Class 1)               --          --           --            --            --           --
   Aggressive Growth
     Portfolio (Class 2)               --          --           --            --            --           --
   Alliance Growth Portfolio
     (Class 2)                         --          --           72         34.06            --           --
   Balanced Portfolio (Class
     2)                                --          --           --            --            --           --
   Blue Chip Growth Portfolio
     (Class 2)                         --          --           --            --            --           --
   Capital Growth Portfolio
     (Class 2)                         --          --           --            --            --           --
   Cash Management Portfolio
     (Class 2)                         --          --           --            --            --           --
   Corporate Bond Portfolio
     (Class 2)                         --          --           --            --            --           --
   Davis Venture Value
     Portfolio (Class 2)               --          --           --            --            --           --
   "Dogs" of Wall Street
     Portfolio (Class 2)               --          --           --            --            --           --
   Emerging Markets Portfolio
     (Class 2)                         --          --           --            --            --           --
   Equity Opportunities
     Portfolio (Class 2)               --          --           --            --            --           --
   Foreign Value Portfolio
     (Class 2)                         --          --           --            --            --           --
   Fundamental Growth
     Portfolio (Class 2)               --          --           --            --            --           --
   Global Bond Portfolio
     (Class 2)                         --          --           --            --            --           --
   Global Equities Portfolio
     (Class 2)                         --          --           80         20.25            --           --
   Growth Opportunities
     Portfolio (Class 2)               --          --           --            --            --           --
   Growth- Income Portfolio
     (Class 2)                         --          --           --            --            --           --
   High-Yield Bond Portfolio
     (Class 2)                         --          --           --            --            --           --
   International Diversified
     Equities Portfolio
     (Class 2)                         --          --           --            --            --           --
   International Growth and
     Income Portfolio (Class
     2)                                --          --           --            --            --           --
   Marsico Focused Growth
     Portfolio (Class 2)               --          --           --            --            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)               --          --           --            --            --           --
   MFS Total Return Portfolio
     (Class 2)                         --          --           --            --            --           --
   Mid-Cap Growth Portfolio
     (Class 2)                         --          --        4,052         12.07            --           --
   Real Estate Portfolio
     (Class 2)                         --          --           --            --            --           --
   Small & Mid Cap Value
     Portfolio (Class 2)               --          --           --            --            --           --
   Technology Portfolio
     (Class 2)                         --          --           34          2.29            --           --
   Telecom Utility Portfolio
     (Class 2)                         --          --           --            --            --           --
   Total Return Bond
     Portfolio (Class 2)               --          --           --            --            --           --
   Aggressive Growth
     Portfolio (Class 3)          112,299        9.10           --            --         3,395         9.05
   Alliance Growth Portfolio
     (Class 3)                     36,341       11.27           --            --         2,696        11.28
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)          590,094       11.29           --            --        41,821        11.27
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                  2,031,139       11.92           --            --       137,526        11.98
   American Funds Growth SAST
     Portfolio (Class 3)        1,566,977       10.92           --            --       118,767        10.96
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                  1,141,109       10.35           --            --       110,346        10.38
   Balanced Portfolio (Class
     3)                           196,440       11.69           --            --        24,835        11.76
   Blue Chip Growth Portfolio
     (Class 3)                    359,093       10.55           --            --        29,251        10.62
   Capital Growth Portfolio
     (Class 3)                    192,712       10.34           --            --        15,974        10.34
   Cash Management Portfolio
     (Class 3)                    569,443        9.31           --            --        38,215         9.33
   Corporate Bond Portfolio
     (Class 3)                  1,994,260       15.10           --            --        68,923        15.18
   Davis Venture Value
     Portfolio (Class 3)        1,575,857       10.12           --            --       146,789        10.16
   "Dogs" of Wall Street
     Portfolio (Class 3)          228,288       12.59           --            --        11,950        12.64
   Emerging Markets Portfolio
     (Class 3)                    512,510       11.72           --            --        50,321        11.82
   Equity Opportunities
     Portfolio (Class 3)           69,314       10.72           --            --         3,470        10.64
   Foreign Value Portfolio
     (Class 3)                  2,536,614        9.51           --            --       148,257         9.54
   Fundamental Growth
     Portfolio (Class 3)          320,114       10.80           --            --         5,586        10.87
   Global Bond Portfolio
     (Class 3)                    888,814       13.14           --            --        36,742        13.16
   Global Equities Portfolio
     (Class 3)                    117,350        9.56           --            --        13,295         9.63
   Growth Opportunities
     Portfolio (Class 3)          760,590       12.57           --            --        58,423        12.64
   Growth- Income Portfolio
     (Class 3)                    730,330       10.50           --            --        83,888        10.38
   High-Yield Bond Portfolio
     (Class 3)                    660,433       12.51           --            --        64,566        12.62
   International Diversified
     Equities Portfolio
     (Class 3)                    458,252        9.45           --            --        15,921         9.51
   International Growth and
     Income Portfolio (Class
     3)                           720,135        8.11           --            --        18,316         8.12
   Marsico Focused Growth
     Portfolio (Class 3)          503,616       11.07           --            --        24,429        11.17
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)        1,283,806       11.63           --            --        91,320        11.75
   MFS Total Return Portfolio
     (Class 3)                    382,036       11.28           --            --        14,914        11.33
   Mid-Cap Growth Portfolio
     (Class 3)                    328,384       12.48           --            --        30,856        12.48
   Protected Asset Allocation
     SAST Portfolio (Class 3)      65,478       10.05           --            --            10        10.04
   Real Estate Portfolio
     (Class 3)                  1,313,952        9.28           --            --        81,702         9.33

                                  Contracts With Total
                                  Expenses of 1.97%(4)
                               --------------------------
                               Accumulation Unit value of
                                  units     accumulation
Variable Accounts              outstanding      units
-----------------              ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                        --       $   --
   Capital Appreciation
     Portfolio (Class 1)              --           --
   Government and Quality
     Bond Portfolio (Class 1)         --           --
   Growth Portfolio (Class 1)         --           --
   Natural Resources
     Portfolio (Class 1)              --           --
   Asset Allocation Portfolio
     (Class 2)                    25,411        28.39
   Capital Appreciation
     Portfolio (Class 2)          10,712        55.58
   Government and Quality
     Bond Portfolio (Class 2)     22,393        20.16
   Growth Portfolio (Class 2)      4,130        32.61
   Natural Resources
     Portfolio (Class 2)           1,630        44.43
   Asset Allocation Portfolio
     (Class 3)                    17,809        28.17
   Capital Appreciation
     Portfolio (Class 3)          79,451        54.56
   Government and Quality
     Bond Portfolio (Class 3)    339,865        19.97
   Growth Portfolio (Class 3)     39,525        32.29
   Natural Resources
     Portfolio (Class 3)          21,194        43.92
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)              --       $   --
   Alliance Growth Portfolio
     (Class 1)                        --           --
   Balanced Portfolio (Class
     1)                               --           --
   Blue Chip Growth Portfolio
     (Class 1)                        --           --
   Capital Growth Portfolio
     (Class 1)                        --           --
   Cash Management Portfolio
     (Class 1)                        --           --
   Corporate Bond Portfolio
     (Class 1)                        --           --
   Davis Venture Value
     Portfolio (Class 1)              --           --
   "Dogs" of Wall Street
     Portfolio (Class 1)              --           --
   Emerging Markets Portfolio
     (Class 1)                        --           --
   Equity Opportunities
     Portfolio (Class 1)              --           --
   Fundamental Growth
     Portfolio (Class 1)              --           --
   Global Bond Portfolio
     (Class 1)                        --           --
   Global Equities Portfolio
     (Class 1)                        --           --
   Growth Opportunities
     Portfolio (Class 1)              --           --
   Growth- Income Portfolio
     (Class 1)                        --           --
   High-Yield Bond Portfolio
     (Class 1)                        --           --
   International Diversified
     Equities Portfolio
     (Class 1)                        --           --
   International Growth and
     Income Portfolio (Class
     1)                               --           --
   Marsico Focused Growth
     Portfolio (Class 1)              --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)              --           --
   MFS Total Return Portfolio
     (Class 1)                        --           --
   Mid-Cap Growth Portfolio
     (Class 1)                        --           --
   Real Estate Portfolio
     (Class 1)                        --           --
   Technology Portfolio
     (Class 1)                        --           --
   Telecom Utility Portfolio
     (Class 1)                        --           --
   Total Return Bond
     Portfolio (Class 1)              --           --
   Aggressive Growth
     Portfolio (Class 2)             529        13.75
   Alliance Growth Portfolio
     (Class 2)                     3,778        34.01
   Balanced Portfolio (Class
     2)                           10,263        17.60
   Blue Chip Growth Portfolio
     (Class 2)                     2,561         6.16
   Capital Growth Portfolio
     (Class 2)                     1,481         7.69
   Cash Management Portfolio
     (Class 2)                     6,879        12.05
   Corporate Bond Portfolio
     (Class 2)                    16,203        25.75
   Davis Venture Value
     Portfolio (Class 2)          12,448        35.21
   "Dogs" of Wall Street
     Portfolio (Class 2)           4,086        14.53
   Emerging Markets Portfolio
     (Class 2)                     1,576        18.56
   Equity Opportunities
     Portfolio (Class 2)           1,331        19.83
   Foreign Value Portfolio
     (Class 2)                     1,436        16.35
   Fundamental Growth
     Portfolio (Class 2)           2,224        18.03
   Global Bond Portfolio
     (Class 2)                     4,875        22.79
   Global Equities Portfolio
     (Class 2)                     1,722        20.27
   Growth Opportunities
     Portfolio (Class 2)           5,337         6.39
   Growth- Income Portfolio
     (Class 2)                     5,366        30.19
   High-Yield Bond Portfolio
     (Class 2)                    11,299        24.59
   International Diversified
     Equities Portfolio
     (Class 2)                    30,584        12.24
   International Growth and
     Income Portfolio (Class
     2)                            8,446        13.49
   Marsico Focused Growth
     Portfolio (Class 2)              --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)           1,782        24.84
   MFS Total Return Portfolio
     (Class 2)                    23,767        28.92
   Mid-Cap Growth Portfolio
     (Class 2)                    16,005        12.03
   Real Estate Portfolio
     (Class 2)                     5,895        25.65
   Small & Mid Cap Value
     Portfolio (Class 2)           6,129        20.59
   Technology Portfolio
     (Class 2)                     2,326         2.26
   Telecom Utility Portfolio
     (Class 2)                        --           --
   Total Return Bond
     Portfolio (Class 2)              --           --
   Aggressive Growth
     Portfolio (Class 3)           3,439        13.58
   Alliance Growth Portfolio
     (Class 3)                    33,287        33.68
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)           2,202        11.26
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                     3,674        11.79
   American Funds Growth SAST
     Portfolio (Class 3)               2        11.22
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                       107        10.08
   Balanced Portfolio (Class
     3)                           13,166        17.42
   Blue Chip Growth Portfolio
     (Class 3)                    22,453         6.09
   Capital Growth Portfolio
     (Class 3)                    31,712         7.61
   Cash Management Portfolio
     (Class 3)                   230,251        11.93
   Corporate Bond Portfolio
     (Class 3)                   156,537        25.51
   Davis Venture Value
     Portfolio (Class 3)         115,176        34.94
   "Dogs" of Wall Street
     Portfolio (Class 3)          18,765        14.35
   Emerging Markets Portfolio
     (Class 3)                    49,001        18.37
   Equity Opportunities
     Portfolio (Class 3)          23,788        19.53
   Foreign Value Portfolio
     (Class 3)                   121,891        16.41
   Fundamental Growth
     Portfolio (Class 3)          14,931        17.63
   Global Bond Portfolio
     (Class 3)                    56,060        22.52
   Global Equities Portfolio
     (Class 3)                    11,261        19.98
   Growth Opportunities
     Portfolio (Class 3)          38,719         6.28
   Growth- Income Portfolio
     (Class 3)                     6,794        29.97
   High-Yield Bond Portfolio
     (Class 3)                    47,522        24.37
   International Diversified
     Equities Portfolio
     (Class 3)                   144,701        12.13
   International Growth and
     Income Portfolio (Class
     3)                           81,485        13.29
   Marsico Focused Growth
     Portfolio (Class 3)           4,030        11.72
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)          22,202        24.54
   MFS Total Return Portfolio
     (Class 3)                   109,697        28.61
   Mid-Cap Growth Portfolio
     (Class 3)                    61,179        11.92
   Protected Asset Allocation
     SAST Portfolio (Class 3)         --           --
   Real Estate Portfolio
     (Class 3)                    37,218        25.42

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                   Contracts With Total       Contracts With Total       Contracts With Total
                                    Expenses of 1.90%         Expenses of 1.95%(6)       Expenses of 1.95%(7)
                                -------------------------- -------------------------- --------------------------
                                Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                   units     accumulation     units     accumulation     units     accumulation
Variable Accounts               outstanding      units     outstanding      units     outstanding      units
-----------------               ------------ ------------- ------------ ------------- ------------ -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)          1,781,927     $12.55            --       $   --       103,332       $12.60
   Small Company Value
     Portfolio (Class 3)            914,216      11.44            --           --        75,981        11.48
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                   21,296,120      10.48            --           --            10        10.42
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                    2,294,514      10.39            --           --            10        10.37
   Technology Portfolio
     (Class 3)                       90,268      10.33            --           --        53,118        10.35
   Telecom Utility Portfolio
     (Class 3)                       87,628      13.45            --           --         7,021        13.50
   Total Return Bond
     Portfolio (Class 3)          3,850,116      13.79            --           --       166,406        13.81
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund         27,227     $11.94            --       $   --           623       $11.81
   Invesco Van Kampen V.I.
     Comstock Fund                1,324,631      10.51        25,322        13.35        92,931        10.56
   Invesco Van Kampen V.I.
     Growth and Income Fund       1,887,389      10.50            --           --       110,609        10.55
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)                   --     $   --            --       $   --            --       $   --
   Equity Income Account
     (Class 1)                           --         --            --           --            --           --
   Government & High Quality
     Bond Account (Class 1)              --         --            --           --            --           --
   Income Account (Class 1)              --         --            --           --            --           --
   LargeCap Blend Account II
     (Class 1)                           --         --            --           --            --           --
   LargeCap Growth Account
     (Class 1)                           --         --            --           --            --           --
   MidCap Blend Account
     (Class 1)                           --         --            --           --            --           --
   Money Market Account
     (Class 1)                           --         --            --           --            --           --
   Principal Capital
     Appreciation Account
     (Class 1)                           --         --            --           --            --           --
   Real Estate Securities
     Account (Class 1)                   --         --            --           --            --           --
   SAM Balanced Portfolio
     (Class 1)                           --         --            --           --            --           --
   SAM Conservative Balanced
     Portfolio (Class 1)                 --         --            --           --            --           --
   SAM Conservative Growth
     Portfolio (Class 1)                 --         --            --           --            --           --
   SAM Flexible Income
     Portfolio (Class 1)                 --         --            --           --            --           --
   SAM Strategic Growth
     Portfolio (Class 1)                 --         --            --           --            --           --
   Short-Term Income Account
     (Class 1)                           --         --            --           --            --           --
   SmallCap Growth Account II
     (Class 1)                           --         --            --           --            --           --
   SmallCap Value Account I
     (Class 1)                           --         --            --           --            --           --
   Diversified International
     Account (Class 2)                   --         --           617         6.26            --           --
   Equity Income Account
     (Class 2)                           --         --        42,350        10.20            --           --
   Government & High Quality
     Bond Account (Class 2)              --         --         9,537         7.83            --           --
   Income Account (Class 2)              --         --         2,931         9.42            --           --
   LargeCap Blend Account II
     (Class 2)                           --         --         1,673         6.72            --           --
   LargeCap Growth Account
     (Class 2)                           --         --         1,211         7.21            --           --
   MidCap Blend Account
     (Class 2)                           --         --         5,231        12.16            --           --
   Money Market Account
     (Class 2)                           --         --        19,441         5.46            --           --
   Principal Capital
     Appreciation Account
     (Class 2)                           --         --         8,081        13.05            --           --
   Real Estate Securities
     Account (Class 2)                   --         --             3        20.87            --           --
   SAM Balanced Portfolio
     (Class 2)                           --         --        96,279        11.01            --           --
   SAM Conservative Balanced
     Portfolio (Class 2)                 --         --        22,897         8.23            --           --
   SAM Conservative Growth
     Portfolio (Class 2)                 --         --        58,228        10.96            --           --
   SAM Flexible Income
     Portfolio (Class 2)                 --         --        29,127         9.70            --           --
   SAM Strategic Growth
     Portfolio (Class 2)                 --         --        50,649        11.57            --           --
   Short-Term Income Account
     (Class 2)                           --         --         2,770         7.17            --           --
   SmallCap Growth Account II
     (Class 2)                           --         --         1,725         6.67            --           --
   SmallCap Value Account I
     (Class 2)                           --         --            10         9.88            --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio-- Asset
     Allocation Fund                     --     $   --            --       $   --            --       $   --
   Columbia Variable
     Portfolio-- Small
     Company Growth Fund                 --         --            --           --            --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio-- High Income
     Fund (Class 1)                      --     $   --            --       $   --            --       $   --
   Columbia Variable
     Portfolio-- Marsico
     Focused Equities Fund
     (Class 1)                           --         --            --           --            --           --
   Columbia Variable
     Portfolio-- Marsico
     Growth Fund (Class 1)               --         --            --           --            --           --
   Columbia Variable
     Portfolio-- Marsico 21st
     Century Fund (Class 1)              --         --            --           --            --           --
   Columbia Variable
     Portfolio-- Mid Cap
     Growth Fund (Class 1)               --         --            --           --            --           --
   Columbia Variable
     Portfolio-- Marsico
     International
     Opportunities Fund
     (Class 2)                           --         --            --           --            --           --
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio-- Dividend
     Opportunity Fund                    --     $   --            --       $   --            --       $   --
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                           --     $   --            --       $   --            --       $   --
   Global Growth Fund (Class
     2)                                  --         --            --           --            --           --
   Growth Fund (Class 2)                 --         --            --           --            --           --
   Growth- Income Fund (Class
     2)                                  --         --            --           --            --           --
   Asset Allocation Fund
     (Class 3)                           --         --            --           --            --           --
   Cash Management Fund
     (Class 3)                           --         --            --           --            --           --
   Growth Fund (Class 3)                 --         --            --           --            --           --
   Growth- Income Fund (Class
     3)                                  --         --            --           --            --           --
   High-Income Bond Fund
     (Class 3)                           --         --            --           --            --           --
   International Fund (Class
     3)                                  --         --            --           --            --           --
   U.S. Government/ AAA-Rated
     Securities Fund (Class 3)           --         --            --           --            --           --
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio    1,155,061     $ 9.11            --       $   --        53,403       $ 9.17
   Mid Cap Stock Portfolio               --         --            --           --            --           --
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                          --     $   --            --       $   --            --       $   --
   Sterling Capital Special
     Opportunities VIF                   --         --            --           --            --           --
   Sterling Capital Strategic
     Allocation Equity VIF               --         --            --           --            --           --
   Sterling Capital Total
     Return Bond VIF                     --         --            --           --            --           --
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                           804,287     $11.42            --       $   --        29,071       $11.49
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund                191,633       9.96            --           --        13,350         9.92
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                      602,929     $12.13            --       $   --        42,531       $11.96
   Allocation Growth Portfolio      141,337      11.36            --           --        39,944        11.22
   Allocation Moderate Growth
     Portfolio                    1,116,566      11.53            --           --        90,817        11.38
   Allocation Moderate
     Portfolio                    1,102,949      11.90            --           --        56,257        11.74
   Real Return Portfolio          1,576,807      12.02            --           --        74,664        11.78

                                   Contracts With Total
                                   Expenses of 1.97%(4)
                                --------------------------
                                Accumulation Unit value of
                                   units     accumulation
Variable Accounts               outstanding      units
-----------------               ------------ -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)           95,458       $20.39
   Small Company Value
     Portfolio (Class 3)           41,508        10.43
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                         --           --
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                         --           --
   Technology Portfolio
     (Class 3)                     90,799         2.24
   Telecom Utility Portfolio
     (Class 3)                      3,619        17.27
   Total Return Bond
     Portfolio (Class 3)           15,572        26.87
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund       13,726       $10.72
   Invesco Van Kampen V.I.
     Comstock Fund                 88,947        13.34
   Invesco Van Kampen V.I.
     Growth and Income Fund       197,768        14.56
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)                 --       $   --
   Equity Income Account
     (Class 1)                         --           --
   Government & High Quality
     Bond Account (Class 1)            --           --
   Income Account (Class 1)            --           --
   LargeCap Blend Account II
     (Class 1)                         --           --
   LargeCap Growth Account
     (Class 1)                         --           --
   MidCap Blend Account
     (Class 1)                         --           --
   Money Market Account
     (Class 1)                         --           --
   Principal Capital
     Appreciation Account
     (Class 1)                         --           --
   Real Estate Securities
     Account (Class 1)                 --           --
   SAM Balanced Portfolio
     (Class 1)                         --           --
   SAM Conservative Balanced
     Portfolio (Class 1)               --           --
   SAM Conservative Growth
     Portfolio (Class 1)               --           --
   SAM Flexible Income
     Portfolio (Class 1)               --           --
   SAM Strategic Growth
     Portfolio (Class 1)               --           --
   Short-Term Income Account
     (Class 1)                         --           --
   SmallCap Growth Account II
     (Class 1)                         --           --
   SmallCap Value Account I
     (Class 1)                         --           --
   Diversified International
     Account (Class 2)                 --           --
   Equity Income Account
     (Class 2)                         --           --
   Government & High Quality
     Bond Account (Class 2)            --           --
   Income Account (Class 2)            --           --
   LargeCap Blend Account II
     (Class 2)                         --           --
   LargeCap Growth Account
     (Class 2)                         --           --
   MidCap Blend Account
     (Class 2)                         --           --
   Money Market Account
     (Class 2)                         --           --
   Principal Capital
     Appreciation Account
     (Class 2)                         --           --
   Real Estate Securities
     Account (Class 2)                 --           --
   SAM Balanced Portfolio
     (Class 2)                         --           --
   SAM Conservative Balanced
     Portfolio (Class 2)               --           --
   SAM Conservative Growth
     Portfolio (Class 2)               --           --
   SAM Flexible Income
     Portfolio (Class 2)               --           --
   SAM Strategic Growth
     Portfolio (Class 2)               --           --
   Short-Term Income Account
     (Class 2)                         --           --
   SmallCap Growth Account II
     (Class 2)                         --           --
   SmallCap Value Account I
     (Class 2)                         --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio-- Asset
     Allocation Fund                   --       $   --
   Columbia Variable
     Portfolio-- Small
     Company Growth Fund               --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio-- High Income
     Fund (Class 1)                18,207       $20.96
   Columbia Variable
     Portfolio-- Marsico
     Focused Equities Fund
     (Class 1)                     85,438        11.58
   Columbia Variable
     Portfolio-- Marsico
     Growth Fund (Class 1)             --           --
   Columbia Variable
     Portfolio-- Marsico 21st
     Century Fund (Class 1)            --           --
   Columbia Variable
     Portfolio-- Mid Cap
     Growth Fund (Class 1)             --           --
   Columbia Variable
     Portfolio-- Marsico
     International
     Opportunities Fund
     (Class 2)                         --           --
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio-- Dividend
     Opportunity Fund                  --       $   --
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                         --       $   --
   Global Growth Fund (Class
     2)                           124,183        23.80
   Growth Fund (Class 2)          316,159        20.69
   Growth- Income Fund (Class
     2)                           277,113        17.51
   Asset Allocation Fund
     (Class 3)                         --           --
   Cash Management Fund
     (Class 3)                         --           --
   Growth Fund (Class 3)               --           --
   Growth- Income Fund (Class
     3)                                --           --
   High-Income Bond Fund
     (Class 3)                         --           --
   International Fund (Class
     3)                                --           --
   U.S. Government/ AAA-Rated
     Securities Fund (Class 3)         --           --
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio     95,168       $11.49
   Mid Cap Stock Portfolio             --           --
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                        43       $ 9.23
   Sterling Capital Special
     Opportunities VIF                 23        15.56
   Sterling Capital Strategic
     Allocation Equity VIF             26         9.76
   Sterling Capital Total
     Return Bond VIF                   26        12.73
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                              --       $   --
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund                   --           --
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                         --       $   --
   Allocation Growth Portfolio         --           --
   Allocation Moderate Growth
     Portfolio                         --           --
   Allocation Moderate
     Portfolio                         --           --
   Real Return Portfolio            4,933        11.76

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                  Contracts With Total       Contracts With Total       Contracts With Total
                                   Expenses of 2.02%          Expenses of 2.05%          Expenses of 2.15%
                               -------------------------- -------------------------- --------------------------
                               Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                  units     accumulation     units     accumulation     units     accumulation
Variable Accounts              outstanding      units     outstanding      units     outstanding      units
-----------------              ------------ ------------- ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                        --       $   --           --        $   --            --       $   --
   Capital Appreciation
     Portfolio (Class 1)              --           --           --            --            --           --
   Government and Quality
     Bond Portfolio (Class 1)         --           --           --            --            --           --
   Growth Portfolio (Class 1)         --           --           --            --            --           --
   Natural Resources
     Portfolio (Class 1)              --           --           --            --            --           --
   Asset Allocation Portfolio
     (Class 2)                        --           --           --            --            --           --
   Capital Appreciation
     Portfolio (Class 2)              --           --           --            --            --           --
   Government and Quality
     Bond Portfolio (Class 2)         --           --           --            --            --           --
   Growth Portfolio (Class 2)         --           --           --            --            --           --
   Natural Resources
     Portfolio (Class 2)              --           --           --            --            --           --
   Asset Allocation Portfolio
     (Class 3)                     1,112        28.48           83         12.04           482        12.15
   Capital Appreciation
     Portfolio (Class 3)          48,152        54.71        3,786         13.95        39,018        13.97
   Government and Quality
     Bond Portfolio (Class 3)    203,980        20.05        5,316         11.90        84,437        12.00
   Growth Portfolio (Class 3)      8,012        32.40           10         10.03        11,513        10.55
   Natural Resources
     Portfolio (Class 3)          27,124        44.10        1,746          9.67        16,652         9.74
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)              --       $   --           --        $   --            --       $   --
   Alliance Growth Portfolio
     (Class 1)                        --           --           --            --            --           --
   Balanced Portfolio (Class
     1)                               --           --           --            --            --           --
   Blue Chip Growth Portfolio
     (Class 1)                        --           --           --            --            --           --
   Capital Growth Portfolio
     (Class 1)                        --           --           --            --            --           --
   Cash Management Portfolio
     (Class 1)                        --           --           --            --            --           --
   Corporate Bond Portfolio
     (Class 1)                        --           --           --            --            --           --
   Davis Venture Value
     Portfolio (Class 1)              --           --           --            --            --           --
   "Dogs" of Wall Street
     Portfolio (Class 1)              --           --           --            --            --           --
   Emerging Markets Portfolio
     (Class 1)                        --           --           --            --            --           --
   Equity Opportunities
     Portfolio (Class 1)              --           --           --            --            --           --
   Fundamental Growth
     Portfolio (Class 1)              --           --           --            --            --           --
   Global Bond Portfolio
     (Class 1)                        --           --           --            --            --           --
   Global Equities Portfolio
     (Class 1)                        --           --           --            --            --           --
   Growth Opportunities
     Portfolio (Class 1)              --           --           --            --            --           --
   Growth- Income Portfolio
     (Class 1)                        --           --           --            --            --           --
   High-Yield Bond Portfolio
     (Class 1)                        --           --           --            --            --           --
   International Diversified
     Equities Portfolio
     (Class 1)                        --           --           --            --            --           --
   International Growth and
     Income Portfolio (Class
     1)                               --           --           --            --            --           --
   Marsico Focused Growth
     Portfolio (Class 1)              --           --           --            --            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)              --           --           --            --            --           --
   MFS Total Return Portfolio
     (Class 1)                        --           --           --            --            --           --
   Mid-Cap Growth Portfolio
     (Class 1)                        --           --           --            --            --           --
   Real Estate Portfolio
     (Class 1)                        --           --           --            --            --           --
   Technology Portfolio
     (Class 1)                        --           --           --            --            --           --
   Telecom Utility Portfolio
     (Class 1)                        --           --           --            --            --           --
   Total Return Bond
     Portfolio (Class 1)              --           --           --            --            --           --
   Aggressive Growth
     Portfolio (Class 2)              --           --           --            --            --           --
   Alliance Growth Portfolio
     (Class 2)                        --           --           --            --            --           --
   Balanced Portfolio (Class
     2)                               --           --           --            --            --           --
   Blue Chip Growth Portfolio
     (Class 2)                        --           --           --            --            --           --
   Capital Growth Portfolio
     (Class 2)                        --           --           --            --            --           --
   Cash Management Portfolio
     (Class 2)                        --           --           --            --            --           --
   Corporate Bond Portfolio
     (Class 2)                        --           --           --            --            --           --
   Davis Venture Value
     Portfolio (Class 2)              --           --           --            --            --           --
   "Dogs" of Wall Street
     Portfolio (Class 2)              --           --           --            --            --           --
   Emerging Markets Portfolio
     (Class 2)                        --           --           --            --            --           --
   Equity Opportunities
     Portfolio (Class 2)              --           --           --            --            --           --
   Foreign Value Portfolio
     (Class 2)                        --           --           --            --            --           --
   Fundamental Growth
     Portfolio (Class 2)              --           --           --            --            --           --
   Global Bond Portfolio
     (Class 2)                        --           --           --            --            --           --
   Global Equities Portfolio
     (Class 2)                        --           --           --            --            --           --
   Growth Opportunities
     Portfolio (Class 2)              --           --           --            --            --           --
   Growth- Income Portfolio
     (Class 2)                        --           --           --            --            --           --
   High-Yield Bond Portfolio
     (Class 2)                        --           --           --            --            --           --
   International Diversified
     Equities Portfolio
     (Class 2)                        --           --           --            --            --           --
   International Growth and
     Income Portfolio (Class
     2)                               --           --           --            --            --           --
   Marsico Focused Growth
     Portfolio (Class 2)              --           --           --            --            --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)              --           --           --            --            --           --
   MFS Total Return Portfolio
     (Class 2)                        --           --           --            --            --           --
   Mid-Cap Growth Portfolio
     (Class 2)                        --           --           --            --            --           --
   Real Estate Portfolio
     (Class 2)                        --           --           --            --            --           --
   Small & Mid Cap Value
     Portfolio (Class 2)              --           --           --            --            --           --
   Technology Portfolio
     (Class 2)                        --           --           --            --            --           --
   Telecom Utility Portfolio
     (Class 2)                        --           --           --            --            --           --
   Total Return Bond
     Portfolio (Class 2)              --           --           --            --            --           --
   Aggressive Growth
     Portfolio (Class 3)             808        13.65           30          8.91         5,422         9.07
   Alliance Growth Portfolio
     (Class 3)                     4,973        33.77           10         10.56         3,615        11.18
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)          91,722        11.22           30         10.94        61,791        11.24
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                   133,259        11.74        3,138         11.79        44,878        11.89
   American Funds Growth SAST
     Portfolio (Class 3)         340,356        10.87        1,109         10.77        45,919        10.88
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                   225,992        10.07          971         10.22        57,292        10.31
   Balanced Portfolio (Class
     3)                            8,511        17.46           20         11.57        52,722        11.64
   Blue Chip Growth Portfolio
     (Class 3)                    63,966         6.10          194         10.42         5,904        10.51
   Capital Growth Portfolio
     (Class 3)                    34,446         7.69           26         10.07         8,807        10.33
   Cash Management Portfolio
     (Class 3)                    18,307        11.97           28          9.18       149,182         9.25
   Corporate Bond Portfolio
     (Class 3)                   171,726        25.57          178         14.84       125,019        15.04
   Davis Venture Value
     Portfolio (Class 3)          65,257        35.05        5,716          9.98        35,221        10.09
   "Dogs" of Wall Street
     Portfolio (Class 3)          27,823        14.45           20         12.35        16,480        12.55
   Emerging Markets Portfolio
     (Class 3)                    43,239        18.43          608         11.62        12,972        11.68
   Equity Opportunities
     Portfolio (Class 3)           1,811        19.66           32         10.59         2,240        10.65
   Foreign Value Portfolio
     (Class 3)                    64,508        16.45        3,256          9.39        65,383         9.48
   Fundamental Growth
     Portfolio (Class 3)          21,146        17.89           15         10.45         8,593        10.59
   Global Bond Portfolio
     (Class 3)                    32,425        22.54        2,610         12.97        46,502        13.10
   Global Equities Portfolio
     (Class 3)                     6,559        19.98        1,705          9.51         6,446         9.52
   Growth Opportunities
     Portfolio (Class 3)          78,176         6.36          213         12.39        23,101        12.53
   Growth- Income Portfolio
     (Class 3)                     3,258        29.98           29         10.39        55,603        10.46
   High-Yield Bond Portfolio
     (Class 3)                    12,655        24.49           15         12.12         7,982        12.46
   International Diversified
     Equities Portfolio
     (Class 3)                    40,194        12.18           10          9.37        12,661         9.41
   International Growth and
     Income Portfolio (Class
     3)                           64,091        13.37           13          8.02         8,555         8.08
   Marsico Focused Growth
     Portfolio (Class 3)          11,183        11.75          122         10.75        14,536        11.04
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)          22,098        24.58          292         11.52        38,311        11.59
   MFS Total Return Portfolio
     (Class 3)                    27,195        28.75           60         11.15       106,273        11.24
   Mid-Cap Growth Portfolio
     (Class 3)                    16,485        11.91           99         12.04        16,465        12.44
   Protected Asset Allocation
     SAST Portfolio (Class 3)         --           --           10         10.04         2,569        10.04
   Real Estate Portfolio
     (Class 3)                    35,136        25.48          248          9.17        40,223         9.25

                                  Contracts With Total
                                   Expenses of 2.17%
                               --------------------------
                               Accumulation Unit value of
                                  units     accumulation
Variable Accounts              outstanding      units
-----------------              ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
     (Class 1)                        --       $   --
   Capital Appreciation
     Portfolio (Class 1)              --           --
   Government and Quality
     Bond Portfolio (Class 1)         --           --
   Growth Portfolio (Class 1)         --           --
   Natural Resources
     Portfolio (Class 1)              --           --
   Asset Allocation Portfolio
     (Class 2)                        --           --
   Capital Appreciation
     Portfolio (Class 2)              --           --
   Government and Quality
     Bond Portfolio (Class 2)         --           --
   Growth Portfolio (Class 2)         --           --
   Natural Resources
     Portfolio (Class 2)              --           --
   Asset Allocation Portfolio
     (Class 3)                       479        28.04
   Capital Appreciation
     Portfolio (Class 3)          10,563        54.24
   Government and Quality
     Bond Portfolio (Class 3)     51,478        19.88
   Growth Portfolio (Class 3)          4        31.40
   Natural Resources
     Portfolio (Class 3)           9,395        43.67
SUNAMERICA SERIES TRUST:
   Aggressive Growth
     Portfolio (Class 1)              --       $   --
   Alliance Growth Portfolio
     (Class 1)                        --           --
   Balanced Portfolio (Class
     1)                               --           --
   Blue Chip Growth Portfolio
     (Class 1)                        --           --
   Capital Growth Portfolio
     (Class 1)                        --           --
   Cash Management Portfolio
     (Class 1)                        --           --
   Corporate Bond Portfolio
     (Class 1)                        --           --
   Davis Venture Value
     Portfolio (Class 1)              --           --
   "Dogs" of Wall Street
     Portfolio (Class 1)              --           --
   Emerging Markets Portfolio
     (Class 1)                        --           --
   Equity Opportunities
     Portfolio (Class 1)              --           --
   Fundamental Growth
     Portfolio (Class 1)              --           --
   Global Bond Portfolio
     (Class 1)                        --           --
   Global Equities Portfolio
     (Class 1)                        --           --
   Growth Opportunities
     Portfolio (Class 1)              --           --
   Growth- Income Portfolio
     (Class 1)                        --           --
   High-Yield Bond Portfolio
     (Class 1)                        --           --
   International Diversified
     Equities Portfolio
     (Class 1)                        --           --
   International Growth and
     Income Portfolio (Class
     1)                               --           --
   Marsico Focused Growth
     Portfolio (Class 1)              --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 1)              --           --
   MFS Total Return Portfolio
     (Class 1)                        --           --
   Mid-Cap Growth Portfolio
     (Class 1)                        --           --
   Real Estate Portfolio
     (Class 1)                        --           --
   Technology Portfolio
     (Class 1)                        --           --
   Telecom Utility Portfolio
     (Class 1)                        --           --
   Total Return Bond
     Portfolio (Class 1)              --           --
   Aggressive Growth
     Portfolio (Class 2)              --           --
   Alliance Growth Portfolio
     (Class 2)                        --           --
   Balanced Portfolio (Class
     2)                               --           --
   Blue Chip Growth Portfolio
     (Class 2)                        --           --
   Capital Growth Portfolio
     (Class 2)                        --           --
   Cash Management Portfolio
     (Class 2)                        --           --
   Corporate Bond Portfolio
     (Class 2)                        --           --
   Davis Venture Value
     Portfolio (Class 2)              --           --
   "Dogs" of Wall Street
     Portfolio (Class 2)              --           --
   Emerging Markets Portfolio
     (Class 2)                        --           --
   Equity Opportunities
     Portfolio (Class 2)              --           --
   Foreign Value Portfolio
     (Class 2)                        --           --
   Fundamental Growth
     Portfolio (Class 2)              --           --
   Global Bond Portfolio
     (Class 2)                        --           --
   Global Equities Portfolio
     (Class 2)                        --           --
   Growth Opportunities
     Portfolio (Class 2)              --           --
   Growth- Income Portfolio
     (Class 2)                        --           --
   High-Yield Bond Portfolio
     (Class 2)                        --           --
   International Diversified
     Equities Portfolio
     (Class 2)                        --           --
   International Growth and
     Income Portfolio (Class
     2)                               --           --
   Marsico Focused Growth
     Portfolio (Class 2)              --           --
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 2)              --           --
   MFS Total Return Portfolio
     (Class 2)                        --           --
   Mid-Cap Growth Portfolio
     (Class 2)                        --           --
   Real Estate Portfolio
     (Class 2)                        --           --
   Small & Mid Cap Value
     Portfolio (Class 2)              --           --
   Technology Portfolio
     (Class 2)                        --           --
   Telecom Utility Portfolio
     (Class 2)                        --           --
   Total Return Bond
     Portfolio (Class 2)              --           --
   Aggressive Growth
     Portfolio (Class 3)           1,660        13.53
   Alliance Growth Portfolio
     (Class 3)                     1,842        33.55
   American Funds Asset
     Allocation SAST
     Portfolio (Class 3)          52,347        11.08
   American Funds Global
     Growth SAST Portfolio
     (Class 3)                   155,474        11.66
   American Funds Growth SAST
     Portfolio (Class 3)          97,842        10.79
   American Funds Growth-
     Income SAST Portfolio
     (Class 3)                    88,499        10.00
   Balanced Portfolio (Class
     3)                                8        17.07
   Blue Chip Growth Portfolio
     (Class 3)                    47,324         6.06
   Capital Growth Portfolio
     (Class 3)                       654         7.59
   Cash Management Portfolio
     (Class 3)                     8,769        11.78
   Corporate Bond Portfolio
     (Class 3)                    43,403        25.35
   Davis Venture Value
     Portfolio (Class 3)          21,421        34.75
   "Dogs" of Wall Street
     Portfolio (Class 3)           3,500        14.26
   Emerging Markets Portfolio
     (Class 3)                    31,709        18.30
   Equity Opportunities
     Portfolio (Class 3)             653        19.40
   Foreign Value Portfolio
     (Class 3)                    80,721        16.33
   Fundamental Growth
     Portfolio (Class 3)           2,409        17.75
   Global Bond Portfolio
     (Class 3)                    23,829        22.36
   Global Equities Portfolio
     (Class 3)                     3,565        19.83
   Growth Opportunities
     Portfolio (Class 3)         115,577         6.31
   Growth- Income Portfolio
     (Class 3)                     3,181        29.60
   High-Yield Bond Portfolio
     (Class 3)                    17,207        24.26
   International Diversified
     Equities Portfolio
     (Class 3)                    33,388        12.07
   International Growth and
     Income Portfolio (Class
     3)                            7,010        13.23
   Marsico Focused Growth
     Portfolio (Class 3)          26,241        11.66
   MFS Massachusetts
     Investors Trust
     Portfolio (Class 3)          35,135        24.40
   MFS Total Return Portfolio
     (Class 3)                     2,018        28.29
   Mid-Cap Growth Portfolio
     (Class 3)                    48,794        11.80
   Protected Asset Allocation
     SAST Portfolio (Class 3)         --           --
   Real Estate Portfolio
     (Class 3)                    31,822        25.29

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                   Contracts With Total       Contracts With Total       Contracts With Total
                                    Expenses of 2.02%          Expenses of 2.05%          Expenses of 2.15%
                                -------------------------- -------------------------- --------------------------
                                Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                   units     accumulation     units     accumulation     units     accumulation
Variable Accounts               outstanding      units     outstanding      units     outstanding      units
-----------------               ------------ ------------- ------------ ------------- ------------ -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)           53,091       $20.48        4,143        $12.39         53,197      $12.51
   Small Company Value
     Portfolio (Class 3)           63,096        10.40          235         11.24         20,421       11.40
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                         10        10.42           10         10.42      2,379,790       10.46
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                     19,198        10.38           10         10.37        308,666       10.38
   Technology Portfolio
     (Class 3)                     12,316         2.24           29         10.15          9,057       10.30
   Telecom Utility Portfolio
     (Class 3)                      3,345        17.90           21         13.35          9,266       13.39
   Total Return Bond
     Portfolio (Class 3)           74,868        27.45        1,765         13.66        319,482       13.74
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund        2,286       $10.54          799        $11.79            363      $11.78
   Invesco Van Kampen V.I.
     Comstock Fund                 63,407        13.43        2,559         10.40         33,767       10.48
   Invesco Van Kampen V.I.
     Growth and Income Fund        77,629        14.57          354         10.33         42,006       10.46
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)                 --       $   --           --        $   --             --      $   --
   Equity Income Account
     (Class 1)                         --           --           --            --             --          --
   Government & High Quality
     Bond Account (Class 1)            --           --           --            --             --          --
   Income Account (Class 1)            --           --           --            --             --          --
   LargeCap Blend Account II
     (Class 1)                         --           --           --            --             --          --
   LargeCap Growth Account
     (Class 1)                         --           --           --            --             --          --
   MidCap Blend Account
     (Class 1)                         --           --           --            --             --          --
   Money Market Account
     (Class 1)                         --           --           --            --             --          --
   Principal Capital
     Appreciation Account
     (Class 1)                         --           --           --            --             --          --
   Real Estate Securities
     Account (Class 1)                 --           --           --            --             --          --
   SAM Balanced Portfolio
     (Class 1)                         --           --           --            --             --          --
   SAM Conservative Balanced
     Portfolio (Class 1)               --           --           --            --             --          --
   SAM Conservative Growth
     Portfolio (Class 1)               --           --           --            --             --          --
   SAM Flexible Income
     Portfolio (Class 1)               --           --           --            --             --          --
   SAM Strategic Growth
     Portfolio (Class 1)               --           --           --            --             --          --
   Short-Term Income Account
     (Class 1)                         --           --           --            --             --          --
   SmallCap Growth Account II
     (Class 1)                         --           --           --            --             --          --
   SmallCap Value Account I
     (Class 1)                         --           --           --            --             --          --
   Diversified International
     Account (Class 2)                 --           --           --            --             --          --
   Equity Income Account
     (Class 2)                          4         9.86           --            --             --          --
   Government & High Quality
     Bond Account (Class 2)            --           --           --            --             --          --
   Income Account (Class 2)            --           --           --            --             --          --
   LargeCap Blend Account II
     (Class 2)                         --           --           --            --             --          --
   LargeCap Growth Account
     (Class 2)                         --           --           --            --             --          --
   MidCap Blend Account
     (Class 2)                         --           --           --            --             --          --
   Money Market Account
     (Class 2)                         --           --           --            --             --          --
   Principal Capital
     Appreciation Account
     (Class 2)                         --           --           --            --             --          --
   Real Estate Securities
     Account (Class 2)                 --           --           --            --             --          --
   SAM Balanced Portfolio
     (Class 2)                          4        10.82           --            --             --          --
   SAM Conservative Balanced
     Portfolio (Class 2)                5        11.77           --            --             --          --
   SAM Conservative Growth
     Portfolio (Class 2)                4        10.66           --            --             --          --
   SAM Flexible Income
     Portfolio (Class 2)                4        11.97           --            --             --          --
   SAM Strategic Growth
     Portfolio (Class 2)                6        11.66           --            --             --          --
   Short-Term Income Account
     (Class 2)                         --           --           --            --             --          --
   SmallCap Growth Account II
     (Class 2)                         --           --           --            --             --          --
   SmallCap Value Account I
     (Class 2)                         --           --           --            --             --          --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio-- Asset
     Allocation Fund                   11       $12.05           --        $   --             --      $   --
   Columbia Variable
     Portfolio-- Small
     Company Growth Fund               13        12.01           --            --             --          --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio-- High Income
     Fund (Class 1)                 2,732       $21.07           --        $   --             --      $   --
   Columbia Variable
     Portfolio-- Marsico
     Focused Equities Fund
     (Class 1)                      1,467        11.55           --            --             --          --
   Columbia Variable
     Portfolio-- Marsico
     Growth Fund (Class 1)             13        10.80           --            --             --          --
   Columbia Variable
     Portfolio-- Marsico 21st
     Century Fund (Class 1)            10        13.82           --            --             --          --
   Columbia Variable
     Portfolio-- Mid Cap
     Growth Fund (Class 1)             16        10.69           --            --             --          --
   Columbia Variable
     Portfolio-- Marsico
     International
     Opportunities Fund
     (Class 2)                          8        16.09           --            --             --          --
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio-- Dividend
     Opportunity Fund                  12       $11.06           --        $   --             --      $   --
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                         --       $   --           --        $   --             --      $   --
   Global Growth Fund (Class
     2)                                --           --           --            --             --          --
   Growth Fund (Class 2)               --           --           --            --             --          --
   Growth- Income Fund (Class
     2)                                --           --           --            --             --          --
   Asset Allocation Fund
     (Class 3)                         --           --           --            --             --          --
   Cash Management Fund
     (Class 3)                         --           --           --            --             --          --
   Growth Fund (Class 3)               --           --           --            --             --          --
   Growth- Income Fund (Class
     3)                                --           --           --            --             --          --
   High-Income Bond Fund
     (Class 3)                         --           --           --            --             --          --
   International Fund (Class
     3)                                --           --           --            --             --          --
   U.S. Government/ AAA-Rated
     Securities Fund (Class 3)         --           --           --            --             --          --
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio     85,712       $11.60          201        $ 9.05         22,748      $ 9.09
   Mid Cap Stock Portfolio             --           --           --            --             --          --
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                        46       $ 9.39           --        $   --             --      $   --
   Sterling Capital Special
     Opportunities VIF              7,532        15.49           --            --             --          --
   Sterling Capital Strategic
     Allocation Equity VIF             24         9.91           --            --             --          --
   Sterling Capital Total
     Return Bond VIF                   27        12.78           --            --             --          --
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                          32,092       $11.30          110        $11.31        125,536      $11.37
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund               63,580         9.86           32          9.79          4,714        9.92
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                     15,580       $12.10           --        $   --        106,575      $12.09
   Allocation Growth Portfolio     31,545        11.39           --            --        142,423       11.33
   Allocation Moderate Growth
     Portfolio                     81,169        11.57           --            --         40,724       11.49
   Allocation Moderate
     Portfolio                     24,645        11.91           --            --        103,481       11.85
   Real Return Portfolio           49,680        11.98          175         11.60         78,016       11.98

                                   Contracts With Total
                                    Expenses of 2.17%
                                --------------------------
                                Accumulation Unit value of
                                   units     accumulation
Variable Accounts               outstanding      units
-----------------               ------------ -------------
SUNAMERICA SERIES TRUST
  (continued):
   Small & Mid Cap Value
     Portfolio (Class 3)           64,149       $20.31
   Small Company Value
     Portfolio (Class 3)           59,356        10.33
   SunAmerica Dynamic
     Allocation Portfolio
     (Class 3)                         10        10.42
   SunAmerica Dynamic
     Strategy Portfolio
     (Class 3)                         10        10.37
   Technology Portfolio
     (Class 3)                        777         2.21
   Telecom Utility Portfolio
     (Class 3)                      3,307        17.71
   Total Return Bond
     Portfolio (Class 3)           93,245        27.27
INVESCO VARIABLE INSURANCE
  FUNDS (Series II):
   Invesco Van Kampen V.I.
     American Franchise Fund           15       $ 9.99
   Invesco Van Kampen V.I.
     Comstock Fund                 94,245        13.34
   Invesco Van Kampen V.I.
     Growth and Income Fund        70,367        14.45
PRINCIPAL VARIABLE CONTRACTS
  FUNDS, INC.:
   Diversified International
     Account (Class 1)                 --       $   --
   Equity Income Account
     (Class 1)                         --           --
   Government & High Quality
     Bond Account (Class 1)            --           --
   Income Account (Class 1)            --           --
   LargeCap Blend Account II
     (Class 1)                         --           --
   LargeCap Growth Account
     (Class 1)                         --           --
   MidCap Blend Account
     (Class 1)                         --           --
   Money Market Account
     (Class 1)                         --           --
   Principal Capital
     Appreciation Account
     (Class 1)                         --           --
   Real Estate Securities
     Account (Class 1)                 --           --
   SAM Balanced Portfolio
     (Class 1)                         --           --
   SAM Conservative Balanced
     Portfolio (Class 1)               --           --
   SAM Conservative Growth
     Portfolio (Class 1)               --           --
   SAM Flexible Income
     Portfolio (Class 1)               --           --
   SAM Strategic Growth
     Portfolio (Class 1)               --           --
   Short-Term Income Account
     (Class 1)                         --           --
   SmallCap Growth Account II
     (Class 1)                         --           --
   SmallCap Value Account I
     (Class 1)                         --           --
   Diversified International
     Account (Class 2)                 --           --
   Equity Income Account
     (Class 2)                         14         9.69
   Government & High Quality
     Bond Account (Class 2)            --           --
   Income Account (Class 2)            --           --
   LargeCap Blend Account II
     (Class 2)                         --           --
   LargeCap Growth Account
     (Class 2)                         --           --
   MidCap Blend Account
     (Class 2)                         --           --
   Money Market Account
     (Class 2)                         --           --
   Principal Capital
     Appreciation Account
     (Class 2)                         --           --
   Real Estate Securities
     Account (Class 2)                 --           --
   SAM Balanced Portfolio
     (Class 2)                         12        10.50
   SAM Conservative Balanced
     Portfolio (Class 2)               10        11.18
   SAM Conservative Growth
     Portfolio (Class 2)               12        10.51
   SAM Flexible Income
     Portfolio (Class 2)               10        11.50
   SAM Strategic Growth
     Portfolio (Class 2)               12        11.04
   Short-Term Income Account
     (Class 2)                         --           --
   SmallCap Growth Account II
     (Class 2)                         --           --
   SmallCap Value Account I
     (Class 2)                         --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST (Class 1):
   Columbia Variable
     Portfolio-- Asset
     Allocation Fund                   --       $   --
   Columbia Variable
     Portfolio-- Small
     Company Growth Fund               --           --
COLUMBIA FUNDS VARIABLE
  INSURANCE TRUST I:
   Columbia Variable
     Portfolio-- High Income
     Fund (Class 1)                 4,380       $20.86
   Columbia Variable
     Portfolio-- Marsico
     Focused Equities Fund
     (Class 1)                     31,523        11.41
   Columbia Variable
     Portfolio-- Marsico
     Growth Fund (Class 1)             --           --
   Columbia Variable
     Portfolio-- Marsico 21st
     Century Fund (Class 1)            --           --
   Columbia Variable
     Portfolio-- Mid Cap
     Growth Fund (Class 1)             --           --
   Columbia Variable
     Portfolio-- Marsico
     International
     Opportunities Fund
     (Class 2)                         --           --
COLUMBIA FUNDS VARIABLE
  SERIES TRUST II (Class 1):
   Columbia Variable
     Portfolio-- Dividend
     Opportunity Fund                  --       $   --
AMERICAN FUNDS INSURANCE
  SERIES:
   Asset Allocation Fund
     (Class 2)                         --       $   --
   Global Growth Fund (Class
     2)                                --           --
   Growth Fund (Class 2)               --           --
   Growth- Income Fund (Class
     2)                                --           --
   Asset Allocation Fund
     (Class 3)                         --           --
   Cash Management Fund
     (Class 3)                         --           --
   Growth Fund (Class 3)               --           --
   Growth- Income Fund (Class
     3)                                --           --
   High-Income Bond Fund
     (Class 3)                         --           --
   International Fund (Class
     3)                                --           --
   U.S. Government/ AAA-Rated
     Securities Fund (Class 3)         --           --
LORD ABBETT SERIES FUND, INC.
  (Class VC):
   Growth and Income Portfolio     28,699       $11.53
   Mid Cap Stock Portfolio             --           --
STERLING CAPITAL VARIABLE
  INSURANCE FUNDS:
   Sterling Capital Select
     Equity VIF                        27       $ 9.24
   Sterling Capital Special
     Opportunities VIF                 14        15.50
   Sterling Capital Strategic
     Allocation Equity VIF             23         9.86
   Sterling Capital Total
     Return Bond VIF                   18        12.92
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  (Class 2):
   Franklin Income Securities
     Fund                          80,512       $11.22
   Franklin Templeton VIP
     Founding Funds
     Allocation Fund                8,404         9.78
SEASONS SERIES TRUST (Class
  3):
   Allocation Balanced
     Portfolio                     30,786       $12.10
   Allocation Growth Portfolio     12,281        11.27
   Allocation Moderate Growth
     Portfolio                     23,302        11.48
   Allocation Moderate
     Portfolio                      5,576        11.84
   Real Return Portfolio           83,662        11.93

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                 Contracts With Total
                                                                  Expenses of 2.30%
                                                              --------------------------
                                                              Accumulation Unit value of
                                                                 units     accumulation
Variable Accounts                                             outstanding      units
-----------------                                             ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                              --       $   --
   Capital Appreciation Portfolio (Class 1)                          --           --
   Government and Quality Bond Portfolio (Class 1)                   --           --
   Growth Portfolio (Class 1)                                        --           --
   Natural Resources Portfolio (Class 1)                             --           --
   Asset Allocation Portfolio (Class 2)                              --           --
   Capital Appreciation Portfolio (Class 2)                          --           --
   Government and Quality Bond Portfolio (Class 2)                   --           --
   Growth Portfolio (Class 2)                                        --           --
   Natural Resources Portfolio (Class 2)                             --           --
   Asset Allocation Portfolio (Class 3)                             816        11.96
   Capital Appreciation Portfolio (Class 3)                      57,692        13.82
   Government and Quality Bond Portfolio (Class 3)               62,066        11.86
   Growth Portfolio (Class 3)                                        14        10.21
   Natural Resources Portfolio (Class 3)                         19,779         9.42
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                             --       $   --
   Alliance Growth Portfolio (Class 1)                               --           --
   Balanced Portfolio (Class 1)                                      --           --
   Blue Chip Growth Portfolio (Class 1)                              --           --
   Capital Growth Portfolio (Class 1)                                --           --
   Cash Management Portfolio (Class 1)                               --           --
   Corporate Bond Portfolio (Class 1)                                --           --
   Davis Venture Value Portfolio (Class 1)                           --           --
   "Dogs" of Wall Street Portfolio (Class 1)                         --           --
   Emerging Markets Portfolio (Class 1)                              --           --
   Equity Opportunities Portfolio (Class 1)                          --           --
   Fundamental Growth Portfolio (Class 1)                            --           --
   Global Bond Portfolio (Class 1)                                   --           --
   Global Equities Portfolio (Class 1)                               --           --
   Growth Opportunities Portfolio (Class 1)                          --           --
   Growth-Income Portfolio (Class 1)                                 --           --
   High-Yield Bond Portfolio (Class 1)                               --           --
   International Diversified Equities Portfolio (Class 1)            --           --
   International Growth and Income Portfolio (Class 1)               --           --
   Marsico Focused Growth Portfolio (Class 1)                        --           --
   MFS Massachusetts Investors Trust Portfolio (Class 1)             --           --
   MFS Total Return Portfolio (Class 1)                              --           --
   Mid-Cap Growth Portfolio (Class 1)                                --           --
   Real Estate Portfolio (Class 1)                                   --           --
   Technology Portfolio (Class 1)                                    --           --
   Telecom Utility Portfolio (Class 1)                               --           --
   Total Return Bond Portfolio (Class 1)                             --           --
   Aggressive Growth Portfolio (Class 2)                             --           --
   Alliance Growth Portfolio (Class 2)                               --           --
   Balanced Portfolio (Class 2)                                      --           --
   Blue Chip Growth Portfolio (Class 2)                              --           --
   Capital Growth Portfolio (Class 2)                                --           --
   Cash Management Portfolio (Class 2)                               --           --
   Corporate Bond Portfolio (Class 2)                                --           --
   Davis Venture Value Portfolio (Class 2)                           --           --
   "Dogs" of Wall Street Portfolio (Class 2)                         --           --
   Emerging Markets Portfolio (Class 2)                              --           --
   Equity Opportunities Portfolio (Class 2)                          --           --
   Foreign Value Portfolio (Class 2)                                 --           --
   Fundamental Growth Portfolio (Class 2)                            --           --
   Global Bond Portfolio (Class 2)                                   --           --
   Global Equities Portfolio (Class 2)                               --           --
   Growth Opportunities Portfolio (Class 2)                          --           --
   Growth-Income Portfolio (Class 2)                                 --           --
   High-Yield Bond Portfolio (Class 2)                               --           --
   International Diversified Equities Portfolio (Class 2)            --           --
   International Growth and Income Portfolio (Class 2)               --           --
   Marsico Focused Growth Portfolio (Class 2)                        --           --
   MFS Massachusetts Investors Trust Portfolio (Class 2)             --           --
   MFS Total Return Portfolio (Class 2)                              --           --
   Mid-Cap Growth Portfolio (Class 2)                                --           --
   Real Estate Portfolio (Class 2)                                   --           --
   Small & Mid Cap Value Portfolio (Class 2)                         --           --
   Technology Portfolio (Class 2)                                    --           --
   Telecom Utility Portfolio (Class 2)                               --           --
   Total Return Bond Portfolio (Class 2)                             --           --
   Aggressive Growth Portfolio (Class 3)                          7,137         8.91
   Alliance Growth Portfolio (Class 3)                            6,516        11.04
   American Funds Asset Allocation SAST Portfolio (Class 3)      27,281        11.09
   American Funds Global Growth SAST Portfolio (Class 3)        136,586        11.75
   American Funds Growth SAST Portfolio (Class 3)                68,603        10.75
   American Funds Growth-Income SAST Portfolio (Class 3)         69,993        10.19
   Balanced Portfolio (Class 3)                                  11,951        11.46
   Blue Chip Growth Portfolio (Class 3)                          24,695        10.39
   Capital Growth Portfolio (Class 3)                             1,727        10.14
   Cash Management Portfolio (Class 3)                            7,845         9.05
   Corporate Bond Portfolio (Class 3)                            74,883        14.87
   Davis Venture Value Portfolio (Class 3)                       94,406         9.95
   "Dogs" of Wall Street Portfolio (Class 3)                      9,565        12.33
   Emerging Markets Portfolio (Class 3)                          54,095        11.55
   Equity Opportunities Portfolio (Class 3)                         113        10.53
   Foreign Value Portfolio (Class 3)                            151,525         9.37
   Fundamental Growth Portfolio (Class 3)                         7,685        10.55
   Global Bond Portfolio (Class 3)                               31,025        12.92
   Global Equities Portfolio (Class 3)                           25,094         9.38
   Growth Opportunities Portfolio (Class 3)                      54,768        12.38
   Growth-Income Portfolio (Class 3)                             38,785        10.26
   High-Yield Bond Portfolio (Class 3)                           26,958        12.22
   International Diversified Equities Portfolio (Class 3)         9,978         9.28
   International Growth and Income Portfolio (Class 3)            1,091         7.95
   Marsico Focused Growth Portfolio (Class 3)                    38,766        10.91
   MFS Massachusetts Investors Trust Portfolio (Class 3)         91,412        11.46
   MFS Total Return Portfolio (Class 3)                          10,727        11.09
   Mid-Cap Growth Portfolio (Class 3)                            25,613        12.28
   Protected Asset Allocation SAST Portfolio (Class 3)               10        10.04
   Real Estate Portfolio (Class 3)                               66,541         9.14

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                           Contracts With Total
                                                                                            Expenses of 2.30%
                                                                                        --------------------------
                                                                                        Accumulation Unit value of
                                                                                           units     accumulation
Variable Accounts                                                                       outstanding      units
-----------------                                                                       ------------ -------------
SUNAMERICA SERIES TRUST (continued):
   Small & Mid Cap Value Portfolio (Class 3)                                              107,321       $12.38
   Small Company Value Portfolio (Class 3)                                                 61,379        11.27
   SunAmerica Dynamic Allocation Portfolio (Class 3)                                       58,551        10.44
   SunAmerica Dynamic Strategy Portfolio (Class 3)                                             10        10.37
   Technology Portfolio (Class 3)                                                           2,072        10.14
   Telecom Utility Portfolio (Class 3)                                                      3,839        13.21
   Total Return Bond Portfolio (Class 3)                                                  240,546        13.59
INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. American Franchise Fund                                          5,129       $11.66
   Invesco Van Kampen V.I. Comstock Fund                                                   92,696        10.35
   Invesco Van Kampen V.I. Growth and Income Fund                                         106,981        10.34
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)                                                 --       $   --
   Equity Income Account (Class 1)                                                             --           --
   Government & High Quality Bond Account (Class 1)                                            --           --
   Income Account (Class 1)                                                                    --           --
   LargeCap Blend Account II (Class 1)                                                         --           --
   LargeCap Growth Account (Class 1)                                                           --           --
   MidCap Blend Account (Class 1)                                                              --           --
   Money Market Account (Class 1)                                                              --           --
   Principal Capital Appreciation Account (Class 1)                                            --           --
   Real Estate Securities Account (Class 1)                                                    --           --
   SAM Balanced Portfolio (Class 1)                                                            --           --
   SAM Conservative Balanced Portfolio (Class 1)                                               --           --
   SAM Conservative Growth Portfolio (Class 1)                                                 --           --
   SAM Flexible Income Portfolio (Class 1)                                                     --           --
   SAM Strategic Growth Portfolio (Class 1)                                                    --           --
   Short--  Term Income Account (Class 1)                                                      --           --
   SmallCap Growth Account II (Class 1)                                                        --           --
   SmallCap Value Account I (Class 1)                                                          --           --
   Diversified International Account (Class 2)                                                 --           --
   Equity Income Account (Class 2)                                                             --           --
   Government & High Quality Bond Account (Class 2)                                            --           --
   Income Account (Class 2)                                                                    --           --
   LargeCap Blend Account II (Class 2)                                                         --           --
   LargeCap Growth Account (Class 2)                                                           --           --
   MidCap Blend Account (Class 2)                                                              --           --
   Money Market Account (Class 2)                                                              --           --
   Principal Capital Appreciation Account (Class 2)                                            --           --
   Real Estate Securities Account (Class 2)                                                    --           --
   SAM Balanced Portfolio (Class 2)                                                            --           --
   SAM Conservative Balanced Portfolio (Class 2)                                               --           --
   SAM Conservative Growth Portfolio (Class 2)                                                 --           --
   SAM Flexible Income Portfolio (Class 2)                                                     --           --
   SAM Strategic Growth Portfolio (Class 2)                                                    --           --
   Short--  Term Income Account (Class 2)                                                      --           --
   SmallCap Growth Account II (Class 2)                                                        --           --
   SmallCap Value Account I (Class 2)                                                          --           --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
   Columbia Variable Portfolio --  Asset Allocation Fund                                       --       $   --
   Columbia Variable Portfolio --  Small Company Growth Fund                                   --           --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia Variable Portfolio --  High Income Fund (Class 1)                                  --       $   --
   Columbia Variable Portfolio --  Marsico Focused Equities Fund (Class 1)                     --           --
   Columbia Variable Portfolio --  Marsico Growth Fund (Class 1)                               --           --
   Columbia Variable Portfolio --  Marsico 21st Century Fund (Class 1)                         --           --
   Columbia Variable Portfolio --  Mid Cap Growth Fund (Class 1)                               --           --
   Columbia Variable Portfolio --  Marsico International Opportunities Fund (Class 2)          --           --
COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
   Columbia Variable Portfolio --  Dividend Opportunity Fund                                   --       $   --
AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                                                             --       $   --
   Global Growth Fund (Class 2)                                                                --           --
   Growth Fund (Class 2)                                                                       --           --
   Growth--  Income Fund (Class 2)                                                             --           --
   Asset Allocation Fund (Class 3)                                                             --           --
   Cash Management Fund (Class 3)                                                              --           --
   Growth Fund (Class 3)                                                                       --           --
   Growth--  Income Fund (Class 3)                                                             --           --
   High--  Income Bond Fund (Class 3)                                                          --           --
   International Fund (Class 3)                                                                --           --
   U.S. Government/AAA--  Rated Securities Fund (Class 3)                                      --           --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                                             55,080       $ 8.97
   Mid Cap Stock Portfolio                                                                     --           --
STERLING CAPITAL VARIABLE INSURANCE FUNDS:
   Sterling Capital Select Equity VIF                                                          --       $   --
   Sterling Capital Special Opportunities VIF                                                  --           --
   Sterling Capital Strategic Allocation Equity VIF                                            --           --
   Sterling Capital Total Return Bond VIF                                                      --           --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                                         43,695       $11.21
   Franklin Templeton VIP Founding Funds Allocation Fund                                    7,815         9.77
SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                                                           14,341       $11.94
   Allocation Growth Portfolio                                                            157,517        11.16
   Allocation Moderate Growth Portfolio                                                    55,602        11.35
   Allocation Moderate Portfolio                                                           24,071        11.71
   Real Return Portfolio                                                                   80,814        11.77

(1)Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.
(2)Offered in Polaris and Polaris II products.
(3)Offered in PolarisAmerica product.
(4)Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5)Offered in WM Diversified Strategies, Polaris Preferred Solution, Polaris Platinum III, Polaris Advantage II, and Polaris Retirement Protector products.
(6)Offered in WM Diversified Strategies III product.
(7)Offered in Polaris Platinum III product.

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      SCHEDULES OF PORTFOLIO INVESTMENTS
                               December 31, 2012



                                                                       Net Asset Value
Variable Accounts                                             Shares      Per Share    Net Asset Value     Cost
-----------------                                           ---------- --------------- --------------- ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      8,537,662     $14.15       $120,778,080   $111,086,580
   Capital Appreciation Portfolio (Class 1)                  6,709,844      40.58        272,256,449    238,915,704
   Government and Quality Bond Portfolio (Class 1)           7,328,059      15.58        114,136,242    110,521,389
   Growth Portfolio (Class 1)                                3,600,447      21.88         78,772,999     69,100,242
   Natural Resources Portfolio (Class 1)                     2,264,631      22.61         51,203,446     71,464,104
   Asset Allocation Portfolio (Class 2)                        691,734      14.12          9,767,892      8,625,516
   Capital Appreciation Portfolio (Class 2)                  1,254,151      39.96         50,117,932     40,735,402
   Government and Quality Bond Portfolio (Class 2)           3,318,467      15.57         51,673,486     50,176,350
   Growth Portfolio (Class 2)                                1,093,552      21.88         23,923,993     22,102,776
   Natural Resources Portfolio (Class 2)                       514,071      22.53         11,581,109     15,631,062
   Asset Allocation Portfolio (Class 3)                      2,275,254      14.08         32,024,508     29,003,762
   Capital Appreciation Portfolio (Class 3)                 10,279,859      39.57        406,740,869    347,443,830
   Government and Quality Bond Portfolio (Class 3)          40,661,791      15.52        631,222,456    619,892,847
   Growth Portfolio (Class 3)                                4,940,111      21.84        107,879,000     99,380,323
   Natural Resources Portfolio (Class 3)                     5,277,398      22.41        118,286,496    153,809,232
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                     2,276,875     $11.28       $ 25,673,586   $ 26,947,818
   Alliance Growth Portfolio (Class 1)                       6,100,414      25.85        157,680,718    152,469,876
   Balanced Portfolio (Class 1)                              2,618,974      16.10         42,170,844     39,548,750
   Blue Chip Growth Portfolio (Class 1)                        858,456       7.71          6,615,429      6,262,943
   Capital Growth Portfolio (Class 1)                          553,720       9.64          5,335,678      4,207,003
   Cash Management Portfolio (Class 1)                       4,312,569      10.62         45,782,409     45,878,665
   Corporate Bond Portfolio (Class 1)                        7,085,454      13.90         98,492,428     87,292,450
   Davis Venture Value Portfolio (Class 1)                  16,480,763      23.06        380,118,970    358,392,345
   "Dogs" of Wall Street Portfolio (Class 1)                 2,385,939       9.49         22,651,699     18,159,521
   Emerging Markets Portfolio (Class 1)                      4,917,604       8.15         40,078,332     32,164,996
   Equity Opportunities Portfolio (Class 1)                  2,145,643      13.34         28,615,498     23,774,969
   Fundamental Growth Portfolio (Class 1)                    2,220,471      18.09         40,171,374     42,688,449
   Global Bond Portfolio (Class 1)                           3,687,825      11.76         43,381,586     45,139,216
   Global Equities Portfolio (Class 1)                       3,390,481      14.49         49,134,851     44,378,281
   Growth Opportunities Portfolio (Class 1)                  1,272,980       7.92         10,081,037      8,353,370
   Growth-Income Portfolio (Class 1)                         5,544,145      23.44        129,950,388    113,181,207
   High-Yield Bond Portfolio (Class 1)                      12,135,980       5.88         71,388,107     67,579,541
   International Diversified Equities Portfolio (Class 1)    4,581,250       8.80         40,309,407     42,898,862
   International Growth and Income Portfolio (Class 1)       4,875,172       9.02         43,952,158     53,284,404
   Marsico Focused Growth Portfolio (Class 1)                1,402,222       9.69         13,583,091     10,244,941
   MFS Massachusetts Investors Trust Portfolio (Class
     1)                                                      3,091,553      16.12         49,825,436     38,836,645
   MFS Total Return Portfolio (Class 1)                      9,135,186      15.68        143,226,199    135,358,471
   Mid-Cap Growth Portfolio (Class 1)                        2,789,949      12.37         34,512,094     27,465,551
   Real Estate Portfolio (Class 1)                           2,394,032      14.60         34,954,546     25,672,394
   Technology Portfolio (Class 1)                            2,898,100       2.91          8,444,567      7,540,012
   Telecom Utility Portfolio (Class 1)                       1,308,253      12.14         15,877,292     13,908,207
   Total Return Bond Portfolio (Class 1)                     7,746,182       9.31         72,108,944     67,020,974
   Aggressive Growth Portfolio (Class 2)                       280,084      11.18          3,130,545      2,716,864
   Alliance Growth Portfolio (Class 2)                         838,151      25.80         21,625,031     15,875,847
   Balanced Portfolio (Class 2)                                442,701      16.08          7,119,023      5,811,115
   Blue Chip Growth Portfolio (Class 2)                        378,408       7.69          2,909,843      2,383,089
   Capital Growth Portfolio (Class 2)                          215,296       9.52          2,049,678      1,682,492
   Cash Management Portfolio (Class 2)                       1,564,640      10.55         16,506,599     16,603,250
   Corporate Bond Portfolio (Class 2)                        2,074,208      13.88         28,790,349     25,840,733
   Davis Venture Value Portfolio (Class 2)                   2,584,789      23.05         59,570,669     55,148,286
   "Dogs" of Wall Street Portfolio (Class 2)                   677,323       9.48          6,421,108      4,825,940
   Emerging Markets Portfolio (Class 2)                        830,968       8.10          6,727,422      6,044,891
   Equity Opportunities Portfolio (Class 2)                    396,699      13.33          5,287,544      3,597,215
   Foreign Value Portfolio (Class 2)                         1,776,270      14.09         25,027,854     24,267,296
   Fundamental Growth Portfolio (Class 2)                      138,310      17.89          2,474,431      1,973,875
   Global Bond Portfolio (Class 2)                             903,679      11.69         10,564,795     11,102,244
   Global Equities Portfolio (Class 2)                         349,185      14.45          5,046,286      4,844,562
   Growth Opportunities Portfolio (Class 2)                    506,129       7.78          3,935,759      3,408,655
   Growth-Income Portfolio (Class 2)                           395,429      23.41          9,258,265      7,735,752
   High-Yield Bond Portfolio (Class 2)                       2,521,675       5.87         14,808,525     13,247,781
   International Diversified Equities Portfolio (Class 2)    2,122,355       8.76         18,581,247     16,985,416
   International Growth and Income Portfolio (Class 2)         923,936       9.05          8,358,971      8,324,358
   Marsico Focused Growth Portfolio (Class 2)                1,376,865       9.59         13,201,509     10,754,432
   MFS Massachusetts Investors Trust Portfolio (Class
     2)                                                        674,547      16.11         10,867,447      8,195,461
   MFS Total Return Portfolio (Class 2)                      2,830,012      15.67         44,349,372     42,166,530
   Mid-Cap Growth Portfolio (Class 2)                        1,271,685      12.17         15,478,572     10,818,661
   Real Estate Portfolio (Class 2)                             681,245      14.56          9,919,385      7,085,359
   Small & Mid Cap Value Portfolio (Class 2)                 1,114,360      17.36         19,344,277     16,299,851
   Technology Portfolio (Class 2)                              917,040       2.87          2,629,506      2,148,401
   Telecom Utility Portfolio (Class 2)                         194,916      12.13          2,363,929      1,984,193
   Total Return Bond Portfolio (Class 2)                     2,211,704       9.26         20,481,417     19,660,366
   Aggressive Growth Portfolio (Class 3)                     1,805,541      11.09         20,019,631     17,161,757
   Alliance Growth Portfolio (Class 3)                       4,124,372      25.69        105,946,497     85,782,098
   American Funds Asset Allocation SAST Portfolio
     (Class 3)                                              10,764,166      11.47        123,436,538    105,744,107
   American Funds Global Growth SAST Portfolio
     (Class 3)                                              33,612,855      12.01        403,842,179    342,538,376
   American Funds Growth SAST Portfolio (Class 3)           24,383,085      10.87        265,109,166    222,874,317
   American Funds Growth-Income SAST Portfolio
     (Class 3)                                              20,209,018      10.40        210,222,189    182,215,648
   Balanced Portfolio (Class 3)                              4,123,551      16.06         66,216,542     60,973,881
   Blue Chip Growth Portfolio (Class 3)                      8,861,725       7.67         67,936,175     61,662,641
   Capital Growth Portfolio (Class 3)                        4,591,875       9.46         43,426,795     35,717,420
   Cash Management Portfolio (Class 3)                      15,290,251      10.50        160,572,375    161,077,423
   Corporate Bond Portfolio (Class 3)                       46,017,646      13.83        636,323,684    597,763,390
   Davis Venture Value Portfolio (Class 3)                  21,275,815      22.99        489,088,129    482,171,948
   "Dogs" of Wall Street Portfolio (Class 3)                 5,111,794       9.46         48,336,125     43,241,806
   Emerging Markets Portfolio (Class 3)                     18,839,166       8.04        151,524,732    131,534,054
   Equity Opportunities Portfolio (Class 3)                  2,115,556      13.31         28,151,591     20,535,257
   Foreign Value Portfolio (Class 3)                        35,040,380      14.07        492,880,572    469,250,768
   Fundamental Growth Portfolio (Class 3)                    4,073,720      17.73         72,229,266     60,285,338
   Global Bond Portfolio (Class 3)                          18,022,147      11.62        209,449,157    221,393,549
   Global Equities Portfolio (Class 3)                       1,979,454      14.40         28,497,278     26,029,762
   Growth Opportunities Portfolio (Class 3)                 22,083,506       7.69        169,921,760    144,407,022
   Growth-Income Portfolio (Class 3)                         3,492,328      23.39         81,680,465     73,446,840
   High-Yield Bond Portfolio (Class 3)                      24,800,862       5.85        145,112,274    138,370,095
   International Diversified Equities Portfolio (Class 3)   18,211,803       8.74        159,215,635    160,741,371
   International Growth and Income Portfolio (Class 3)      19,758,803       9.02        178,209,323    161,028,355
   Marsico Focused Growth Portfolio (Class 3)                9,063,548       9.52         86,274,279     78,799,856
   MFS Massachusetts Investors Trust Portfolio (Class
     3)                                                     15,273,438      16.07        245,454,389    201,821,177
   MFS Total Return Portfolio (Class 3)                     12,367,410      15.65        193,491,460    181,759,449
   Mid-Cap Growth Portfolio (Class 3)                        8,298,975      12.06        100,053,921     82,945,624
   Protected Asset Allocation SAST Portfolio (Class 3)         492,508      10.09          4,969,379      4,925,643
   Real Estate Portfolio (Class 3)                          16,513,237      14.50        239,429,943    176,034,179

Variable Accounts                                           Level (Note A)
-----------------                                           --------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                           1
   Capital Appreciation Portfolio (Class 1)                       1
   Government and Quality Bond Portfolio (Class 1)                1
   Growth Portfolio (Class 1)                                     1
   Natural Resources Portfolio (Class 1)                          1
   Asset Allocation Portfolio (Class 2)                           1
   Capital Appreciation Portfolio (Class 2)                       1
   Government and Quality Bond Portfolio (Class 2)                1
   Growth Portfolio (Class 2)                                     1
   Natural Resources Portfolio (Class 2)                          1
   Asset Allocation Portfolio (Class 3)                           1
   Capital Appreciation Portfolio (Class 3)                       1
   Government and Quality Bond Portfolio (Class 3)                1
   Growth Portfolio (Class 3)                                     1
   Natural Resources Portfolio (Class 3)                          1
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                          1
   Alliance Growth Portfolio (Class 1)                            1
   Balanced Portfolio (Class 1)                                   1
   Blue Chip Growth Portfolio (Class 1)                           1
   Capital Growth Portfolio (Class 1)                             1
   Cash Management Portfolio (Class 1)                            1
   Corporate Bond Portfolio (Class 1)                             1
   Davis Venture Value Portfolio (Class 1)                        1
   "Dogs" of Wall Street Portfolio (Class 1)                      1
   Emerging Markets Portfolio (Class 1)                           1
   Equity Opportunities Portfolio (Class 1)                       1
   Fundamental Growth Portfolio (Class 1)                         1
   Global Bond Portfolio (Class 1)                                1
   Global Equities Portfolio (Class 1)                            1
   Growth Opportunities Portfolio (Class 1)                       1
   Growth-Income Portfolio (Class 1)                              1
   High-Yield Bond Portfolio (Class 1)                            1
   International Diversified Equities Portfolio (Class 1)         1
   International Growth and Income Portfolio (Class 1)            1
   Marsico Focused Growth Portfolio (Class 1)                     1
   MFS Massachusetts Investors Trust Portfolio (Class
     1)                                                           1
   MFS Total Return Portfolio (Class 1)                           1
   Mid-Cap Growth Portfolio (Class 1)                             1
   Real Estate Portfolio (Class 1)                                1
   Technology Portfolio (Class 1)                                 1
   Telecom Utility Portfolio (Class 1)                            1
   Total Return Bond Portfolio (Class 1)                          1
   Aggressive Growth Portfolio (Class 2)                          1
   Alliance Growth Portfolio (Class 2)                            1
   Balanced Portfolio (Class 2)                                   1
   Blue Chip Growth Portfolio (Class 2)                           1
   Capital Growth Portfolio (Class 2)                             1
   Cash Management Portfolio (Class 2)                            1
   Corporate Bond Portfolio (Class 2)                             1
   Davis Venture Value Portfolio (Class 2)                        1
   "Dogs" of Wall Street Portfolio (Class 2)                      1
   Emerging Markets Portfolio (Class 2)                           1
   Equity Opportunities Portfolio (Class 2)                       1
   Foreign Value Portfolio (Class 2)                              1
   Fundamental Growth Portfolio (Class 2)                         1
   Global Bond Portfolio (Class 2)                                1
   Global Equities Portfolio (Class 2)                            1
   Growth Opportunities Portfolio (Class 2)                       1
   Growth-Income Portfolio (Class 2)                              1
   High-Yield Bond Portfolio (Class 2)                            1
   International Diversified Equities Portfolio (Class 2)         1
   International Growth and Income Portfolio (Class 2)            1
   Marsico Focused Growth Portfolio (Class 2)                     1
   MFS Massachusetts Investors Trust Portfolio (Class
     2)                                                           1
   MFS Total Return Portfolio (Class 2)                           1
   Mid-Cap Growth Portfolio (Class 2)                             1
   Real Estate Portfolio (Class 2)                                1
   Small & Mid Cap Value Portfolio (Class 2)                      1
   Technology Portfolio (Class 2)                                 1
   Telecom Utility Portfolio (Class 2)                            1
   Total Return Bond Portfolio (Class 2)                          1
   Aggressive Growth Portfolio (Class 3)                          1
   Alliance Growth Portfolio (Class 3)                            1
   American Funds Asset Allocation SAST Portfolio
     (Class 3)                                                    1
   American Funds Global Growth SAST Portfolio
     (Class 3)                                                    1
   American Funds Growth SAST Portfolio (Class 3)                 1
   American Funds Growth-Income SAST Portfolio
     (Class 3)                                                    1
   Balanced Portfolio (Class 3)                                   1
   Blue Chip Growth Portfolio (Class 3)                           1
   Capital Growth Portfolio (Class 3)                             1
   Cash Management Portfolio (Class 3)                            1
   Corporate Bond Portfolio (Class 3)                             1
   Davis Venture Value Portfolio (Class 3)                        1
   "Dogs" of Wall Street Portfolio (Class 3)                      1
   Emerging Markets Portfolio (Class 3)                           1
   Equity Opportunities Portfolio (Class 3)                       1
   Foreign Value Portfolio (Class 3)                              1
   Fundamental Growth Portfolio (Class 3)                         1
   Global Bond Portfolio (Class 3)                                1
   Global Equities Portfolio (Class 3)                            1
   Growth Opportunities Portfolio (Class 3)                       1
   Growth-Income Portfolio (Class 3)                              1
   High-Yield Bond Portfolio (Class 3)                            1
   International Diversified Equities Portfolio (Class 3)         1
   International Growth and Income Portfolio (Class 3)            1
   Marsico Focused Growth Portfolio (Class 3)                     1
   MFS Massachusetts Investors Trust Portfolio (Class
     3)                                                           1
   MFS Total Return Portfolio (Class 3)                           1
   Mid-Cap Growth Portfolio (Class 3)                             1
   Protected Asset Allocation SAST Portfolio (Class 3)            1
   Real Estate Portfolio (Class 3)                                1

(A)Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      SCHEDULES OF PORTFOLIO INVESTMENTS
                               December 31, 2012
                                  (continued)


                                                               Net Asset Value
Variable Accounts                                    Shares       Per Share    Net Asset Value      Cost      Level (Note A)
-----------------                                  ----------- --------------- --------------- -------------- --------------
SUNAMERICA SERIES TRUST (continued):
   Small & Mid Cap Value Portfolio (Class 3)        27,104,895     $17.29      $  468,586,899  $  410,653,942       1
   Small Company Value Portfolio (Class 3)           9,921,188      19.18         190,331,364     148,351,888       1
   SunAmerica Dynamic Allocation Portfolio
     (Class 3)                                     168,288,060      10.58       1,779,908,764   1,747,479,065       1
   SunAmerica Dynamic Strategy Portfolio (Class
     3)                                             20,063,956      10.40         208,658,498     208,132,295       1
   Technology Portfolio (Class 3)                    7,080,612       2.84          20,098,275      18,720,444       1
   Telecom Utility Portfolio (Class 3)               1,762,013      12.09          21,303,455      19,109,415       1
   Total Return Bond Portfolio (Class 3)            83,172,514       9.23         767,396,774     742,089,989       1
INVESCO VARIABLE INSURANCE FUNDS
  (Series II):
   Invesco Van Kampen V.I. American Franchise
     Fund                                              546,034     $35.55      $   19,411,520  $   16,125,628       1
   Invesco Van Kampen V.I. Comstock Fund            25,318,991      13.22         334,717,061     280,072,374       1
   Invesco Van Kampen V.I. Growth and Income
     Fund                                           25,336,818      20.03         507,496,457     445,152,837       1
PRINCIPAL VARIABLE CONTRACTS FUNDS,
  INC.:
   Diversified International Account (Class 1)         143,590     $12.89      $    1,850,877  $    1,814,415       1
   Equity Income Account (Class 1)                   1,160,907      17.03          19,770,254      19,431,750       1
   Government & High Quality Bond Account
     (Class 1)                                         407,202      10.87           4,426,281       4,207,035       1
   Income Account (Class 1)                            763,320      11.22           8,564,452       7,704,310       1
   LargeCap Blend Account II (Class 1)                 268,224       7.79           2,089,463       1,877,883       1
   LargeCap Growth Account (Class 1)                    33,055      16.87             557,629         470,101       1
   MidCap Blend Account (Class 1)                       52,469      47.20           2,476,537       1,839,152       1
   Money Market Account (Class 1)                    1,751,573       1.00           1,751,573       1,751,573       1
   Principal Capital Appreciation Account (Class
     1)                                                496,041      23.75          11,780,972      10,651,285       1
   Real Estate Securities Account (Class 1)             61,344      16.63           1,020,152         807,677       1
   SAM Balanced Portfolio (Class 1)                  3,055,733      16.33          49,900,127      44,243,426       1
   SAM Conservative Balanced Portfolio (Class 1)       532,642      12.49           6,652,704       5,803,981       1
   SAM Conservative Growth Portfolio (Class 1)       1,306,482      17.04          22,262,452      19,547,878       1
   SAM Flexible Income Portfolio (Class 1)             760,722      13.38          10,178,465       9,024,591       1
   SAM Strategic Growth Portfolio (Class 1)            314,809      18.74           5,899,514       5,110,644       1
   Short-Term Income Account (Class 1)                 815,772       2.61           2,129,166       2,043,761       1
   SmallCap Growth Account II (Class 1)                 39,304      12.42             488,161         338,071       1
   SmallCap Value Account I (Class 1)                   14,019      15.72             220,386         168,318       1
   Diversified International Account (Class 2)          36,301      12.96             470,464         412,590       1
   Equity Income Account (Class 2)                     571,210      16.92           9,664,865       8,568,770       1
   Government & High Quality Bond Account
     (Class 2)                                         101,670      10.88           1,106,170       1,051,460       1
   Income Account (Class 2)                            311,596      11.17           3,480,524       3,073,264       1
   LargeCap Blend Account II (Class 2)                  69,399       7.82             542,704         481,626       1
   LargeCap Growth Account (Class 2)                    22,596      16.82             380,060         293,565       1
   MidCap Blend Account (Class 2)                       12,687      47.06             597,045         426,265       1
   Money Market Account (Class 2)                    1,147,361       1.00           1,147,361       1,147,361       1
   Principal Capital Appreciation Account (Class
     2)                                                 72,443      23.62           1,711,113       1,526,123       1
   Real Estate Securities Account (Class 2)             14,011      16.72             234,261         164,696       1
   SAM Balanced Portfolio (Class 2)                  2,490,769      16.22          40,400,277      35,753,314       1
   SAM Conservative Balanced Portfolio (Class 2)       493,742      12.39           6,117,469       5,427,908       1
   SAM Conservative Growth Portfolio (Class 2)       1,282,086      16.89          21,654,425      19,470,158       1
   SAM Flexible Income Portfolio (Class 2)             691,402      13.29           9,188,735       8,147,291       1
   SAM Strategic Growth Portfolio (Class 2)            515,859      18.61           9,600,136       8,617,463       1
   Short-Term Income Account (Class 2)                 469,584       2.60           1,220,917       1,179,517       1
   SmallCap Growth Account II (Class 2)                 18,243      12.24             223,293         182,302       1
   SmallCap Value Account I (Class 2)                    5,394      15.67              84,528          71,331       1
COLUMBIA FUNDS VARIABLE INSURANCE
  TRUST (Class 1):
   Columbia Variable Portfolio-Asset Allocation
     Fund                                               53,559     $13.05      $      698,941  $      605,174       1
   Columbia Variable Portfolio-Small Company
     Growth Fund                                        88,716      12.97           1,150,648         920,698       1
COLUMBIA FUNDS VARIABLE INSURANCE
  TRUST I:
   Columbia Variable Portfolio-High Income Fund
     (Class 1)                                       1,943,067     $10.68      $   20,751,956  $   19,305,723       1
   Columbia Variable Portfolio-Marsico Focused
     Equities Fund (Class 1)                         1,785,915      16.52          29,503,319      28,051,486       1
   Columbia Variable Portfolio-arsico Growth
     Fund (Class 1)                                     99,171      22.19           2,200,594       1,792,912       1
   Columbia Variable Portfolio-Marsico 21st
     Century Fund (Class 1)                             92,852      11.84           1,099,367       1,012,338       1
   Columbia Variable Portfolio-Mid Cap Growth
     Fund (Class 1)                                     62,238       8.19             509,730         384,019       1
   Columbia Variable Portfolio-Marsico
     International Opportunities Fund (Class 2)        156,484      15.48           2,422,378       2,186,000       1
COLUMBIA FUNDS VARIABLE SERIES TRUST
  II (Class 1):
   Columbia Variable Portfolio-Dividend
     Opportunity Fund                                  174,453     $14.32      $    2,498,171  $    2,323,628       1
AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                   3,825,306     $18.31      $   70,041,345  $   60,800,256       1
   Global Growth Fund (Class 2)                     10,454,684      23.44         245,057,800     218,282,585       1
   Growth Fund (Class 2)                             5,429,962      60.45         328,241,194     292,605,335       1
   Growth-Income Fund (Class 2)                      8,660,559      38.24         331,179,768     307,703,998       1
   Asset Allocation Fund (Class 3)                   2,045,065      18.45          37,731,455      33,956,118       1
   Cash Management Fund (Class 3)                      924,854      11.26          10,413,855      10,438,340       1
   Growth Fund (Class 3)                             3,099,647      60.97         188,985,493     182,900,436       1
   Growth-Income Fund (Class 3)                      4,367,828      38.52         168,248,736     170,436,169       1
   High-Income Bond Fund (Class 3)                   1,896,484      11.18          21,202,693      21,077,003       1
   International Fund (Class 3)                      2,468,591      17.70          43,694,055      46,628,519       1
   U.S. Government/AAA-Rated Securities Fund
     (Class 3)                                       1,552,871      12.76          19,814,636      19,512,989       1
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                      10,040,791     $24.59      $  246,903,048  $  232,880,798       1
   Mid Cap Stock Portfolio                           1,323,339      18.05          23,886,260      21,904,236       1
STERLING CAPITAL VARIABLE INSURANCE
  FUNDS:
   Sterling Capital Select Equity VIF                  118,464       9.03           1,069,734         938,772       1
   Sterling Capital Special Opportunities VIF          685,112      16.78          11,496,176      10,101,270       1
   Sterling Capital Strategic Allocation Equity
     VIF                                               217,122     $ 6.90      $    1,498,142  $    1,392,719       1
   Sterling Capital Total Return Bond VIF              706,482      10.62           7,502,837       7,489,501       1
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                   8,440,174     $15.07      $  127,193,425  $  122,369,080       1
   Franklin Templeton VIP Founding Funds
     Allocation Fund                                 5,244,376       8.51          44,629,639      37,019,283       1
SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                    11,108,240     $11.50      $  127,736,202  $  119,681,589       1
   Allocation Growth Portfolio                       1,680,696      10.09          16,966,520      15,669,211       1
   Allocation Moderate Growth Portfolio             15,576,917      11.17         173,994,204     162,708,633       1
   Allocation Moderate Portfolio                    14,230,644      11.12         158,276,953     148,196,870       1
   Real Return Portfolio                            25,950,149      10.24         265,729,709     259,267,648       1

(A)Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012


                                            Asset       Capital       Government                   Natural      Asset
                                          Allocation  Appreciation   and Quality     Growth       Resources   Allocation
                                          Portfolio    Portfolio    Bond Portfolio  Portfolio     Portfolio   Portfolio
                                          (Class 1)    (Class 1)      (Class 1)     (Class 1)     (Class 1)   (Class 2)
                                         -----------  ------------  -------------- -----------  ------------  ----------
Investment income:
   Dividends                             $ 3,727,856  $         --   $ 2,732,886   $   467,298  $    584,683  $  289,368
                                         -----------  ------------   -----------   -----------  ------------  ----------
Expenses:
   Charges for distribution, mortality
     and expense risk                     (1,897,753)   (4,313,728)   (1,876,301)   (1,278,603)     (845,439)   (156,153)
                                         -----------  ------------   -----------   -----------  ------------  ----------
Net investment income (loss)               1,830,103    (4,313,728)      856,585      (811,305)     (260,756)    133,215
                                         -----------  ------------   -----------   -----------  ------------  ----------
Net realized gains (losses) from
  securities transactions                    (89,781)    2,697,394     1,194,853    (5,513,267)  (16,805,956)   (254,467)
Realized gain distributions                       --    11,736,482     1,623,667            --     5,053,843          --
                                         -----------  ------------   -----------   -----------  ------------  ----------
Net realized gains (losses)                  (89,781)   14,433,876     2,818,520    (5,513,267)  (11,752,113)   (254,467)
                                         -----------  ------------   -----------   -----------  ------------  ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      (802,594)  (12,223,269)    4,550,994    (6,573,371)  (33,370,976)    102,753
   End of period                           9,691,500    33,340,745     3,614,853     9,672,757   (20,260,658)  1,142,376
                                         -----------  ------------   -----------   -----------  ------------  ----------
Change in net unrealized appreciation
  (depreciation) of investments           10,494,094    45,564,014      (936,141)   16,246,128    13,110,318   1,039,623
                                         -----------  ------------   -----------   -----------  ------------  ----------
Increase (decrease) in net assets from
  operations                             $12,234,416  $ 55,684,162   $ 2,738,964   $ 9,921,556  $  1,097,449  $  918,371
                                         ===========  ============   ===========   ===========  ============  ==========

                                                      Government
                                           Capital    and Quality                Natural
                                         Appreciation    Bond       Growth      Resources
                                          Portfolio    Portfolio   Portfolio    Portfolio
                                          (Class 2)    (Class 2)   (Class 2)    (Class 2)
                                         ------------ ----------- -----------  -----------
Investment income:
   Dividends                             $        --  $1,139,620  $   101,790  $   106,147
                                         -----------  ----------  -----------  -----------
Expenses:
   Charges for distribution, mortality
     and expense risk                       (835,927)   (871,302)    (408,105)    (199,902)
                                         -----------  ----------  -----------  -----------
Net investment income (loss)                (835,927)    268,318     (306,315)     (93,755)
                                         -----------  ----------  -----------  -----------
Net realized gains (losses) from
  securities transactions                   (342,029)    661,081     (371,018)  (2,091,121)
Realized gain distributions                2,263,585     732,833           --    1,145,917
                                         -----------  ----------  -----------  -----------
Net realized gains (losses)                1,921,556   1,393,914     (371,018)    (945,204)
                                         -----------  ----------  -----------  -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      (117,513)  2,003,073   (1,899,976)  (5,323,667)
   End of period                           9,382,530   1,497,136    1,821,217   (4,049,953)
                                         -----------  ----------  -----------  -----------
Change in net unrealized appreciation
  (depreciation) of investments            9,500,043    (505,937)   3,721,193    1,273,714
                                         -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
  operations                             $10,585,672  $1,156,295  $ 3,043,860  $   234,755
                                         ===========  ==========  ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                           Asset       Capital      Government                    Natural     Aggressive
                                         Allocation  Appreciation  and Quality      Growth       Resources      Growth
                                         Portfolio    Portfolio   Bond Portfolio   Portfolio     Portfolio    Portfolio
                                         (Class 3)    (Class 3)     (Class 3)      (Class 3)     (Class 3)    (Class 1)
                                         ----------  ------------ -------------- ------------  ------------  -----------
Investment income:
   Dividends                             $  894,628  $        --   $12,858,933   $    323,543  $    986,485  $        --
                                         ----------  -----------   -----------   ------------  ------------  -----------
Expenses:
   Charges for distribution, mortality
     and expense risk                      (507,931)  (6,518,941)   (9,914,974)    (1,789,283)   (1,964,921)    (407,251)
                                         ----------  -----------   -----------   ------------  ------------  -----------
Net investment income (loss)                386,697   (6,518,941)    2,943,959     (1,465,740)     (978,436)    (407,251)
                                         ----------  -----------   -----------   ------------  ------------  -----------
Net realized gains (losses) from
  securities transactions                   863,930    6,044,307     5,577,456     (5,913,748)  (21,266,846)    (454,467)
Realized gain distributions                      --   17,815,136     8,511,135             --    11,731,810           --
                                         ----------  -----------   -----------   ------------  ------------  -----------
Net realized gains (losses)                 863,930   23,859,443    14,088,591     (5,913,748)   (9,535,036)    (454,467)
                                         ----------  -----------   -----------   ------------  ------------  -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    1,305,960   (3,901,154)   16,443,509    (11,879,588)  (47,810,658)  (5,742,300)
   End of period                          3,020,746   59,297,039    11,329,609      8,498,677   (35,522,736)  (1,274,232)
                                         ----------  -----------   -----------   ------------  ------------  -----------
Change in net unrealized appreciation
  (depreciation) of investments           1,714,786   63,198,193    (5,113,900)    20,378,265    12,287,922    4,468,068
                                         ----------  -----------   -----------   ------------  ------------  -----------
Increase (decrease) in net assets from
  operations                             $2,965,413  $80,538,695   $11,918,650   $ 12,998,777  $  1,774,450  $ 3,606,350
                                         ==========  ===========   ===========   ============  ============  ===========

                                           Alliance                 Blue Chip    Capital
                                            Growth      Balanced     Growth      Growth
                                           Portfolio    Portfolio   Portfolio   Portfolio
                                           (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                         ------------  -----------  ---------  ----------
Investment income:
   Dividends                             $    790,717  $   589,108  $      --  $   22,449
                                         ------------  -----------  ---------  ----------
Expenses:
   Charges for distribution, mortality
     and expense risk                      (2,516,969)    (676,354)  (118,261)    (85,416)
                                         ------------  -----------  ---------  ----------
Net investment income (loss)               (1,726,252)     (87,246)  (118,261)    (62,967)
                                         ------------  -----------  ---------  ----------
Net realized gains (losses) from
  securities transactions                    (876,538)    (510,844)   588,602     136,263
Realized gain distributions                        --           --         --          --
                                         ------------  -----------  ---------  ----------
Net realized gains (losses)                  (876,538)    (510,844)   588,602     136,263
                                         ------------  -----------  ---------  ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    (20,464,025)  (2,805,125)   (14,439)    549,282
   End of period                            5,210,842    2,622,094    352,486   1,128,675
                                         ------------  -----------  ---------  ----------
Change in net unrealized appreciation
  (depreciation) of investments            25,674,867    5,427,219    366,925     579,393
                                         ------------  -----------  ---------  ----------
Increase (decrease) in net assets from
  operations                             $ 23,072,077  $ 4,829,129  $ 837,266  $  652,689
                                         ============  ===========  =========  ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                            Cash                                    "Dogs" of   Emerging      Equity
                                         Management   Corporate     Davis Venture  Wall Street   Markets   Opportunities
                                         Portfolio  Bond Portfolio Value Portfolio  Portfolio   Portfolio    Portfolio
                                         (Class 1)    (Class 1)       (Class 1)     (Class 1)   (Class 1)    (Class 1)
                                         ---------- -------------- --------------- ----------- ----------  -------------
Investment income:
   Dividends                             $      --   $ 5,196,351     $ 3,119,585   $  466,760  $  220,559   $   277,323
                                         ---------   -----------     -----------   ----------  ----------   -----------
Expenses:
   Charges for distribution, mortality
     and expense risk                     (859,461)   (1,540,288)     (6,123,486)    (346,152)   (628,956)     (452,409)
                                         ---------   -----------     -----------   ----------  ----------   -----------
Net investment income (loss)              (859,461)    3,656,063      (3,003,901)     120,608    (408,397)     (175,086)
                                         ---------   -----------     -----------   ----------  ----------   -----------
Net realized gains (losses) from
  securities transactions                 (156,229)    2,979,446       2,807,093     (178,760)  2,715,155    (1,121,158)
Realized gain distributions                     --       961,932      22,609,111           --          --            --
                                         ---------   -----------     -----------   ----------  ----------   -----------
Net realized gains (losses)               (156,229)    3,941,378      25,416,204     (178,760)  2,715,155    (1,121,158)
                                         ---------   -----------     -----------   ----------  ----------   -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    (117,293)    9,442,403       1,900,286    1,875,424   3,849,368      (595,163)
   End of period                           (96,256)   11,199,978      21,726,625    4,492,178   7,913,336     4,840,529
                                         ---------   -----------     -----------   ----------  ----------   -----------
Change in net unrealized appreciation
  (depreciation) of investments             21,037     1,757,575      19,826,339    2,616,754   4,063,968     5,435,692
                                         ---------   -----------     -----------   ----------  ----------   -----------
Increase (decrease) in net assets from
  operations                             $(994,653)  $ 9,355,016     $42,238,642   $2,558,602  $6,370,726   $ 4,139,448
                                         =========   ===========     ===========   ==========  ==========   ===========

                                         Fundamental                 Global        Growth
                                           Growth     Global Bond   Equities    Opportunities
                                          Portfolio    Portfolio    Portfolio     Portfolio
                                          (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                         -----------  -----------  -----------  -------------
Investment income:
   Dividends                             $        --  $ 3,869,166  $   368,499   $       --
                                         -----------  -----------  -----------   ----------
Expenses:
   Charges for distribution, mortality
     and expense risk                       (643,072)    (713,509)    (765,968)    (167,505)
                                         -----------  -----------  -----------   ----------
Net investment income (loss)                (643,072)   3,155,657     (397,469)    (167,505)
                                         -----------  -----------  -----------   ----------
Net realized gains (losses) from
  securities transactions                   (683,341)     678,263      486,445      695,335
Realized gain distributions                       --      305,734           --      334,171
                                         -----------  -----------  -----------   ----------
Net realized gains (losses)                 (683,341)     983,997      486,445    1,029,506
                                         -----------  -----------  -----------   ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    (9,503,725)   1,282,331   (2,243,093)     950,720
   End of period                          (2,517,075)  (1,757,630)   4,756,570    1,727,667
                                         -----------  -----------  -----------   ----------
Change in net unrealized appreciation
  (depreciation) of investments            6,986,650   (3,039,961)   6,999,663      776,947
                                         -----------  -----------  -----------   ----------
Increase (decrease) in net assets from
  operations                             $ 5,660,237  $ 1,099,693  $ 7,088,639   $1,638,948
                                         ===========  ===========  ===========   ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                     International International   Marsico         MFS
                                           Growth-                    Diversified   Growth and     Focused    Massachusetts
                                           Income       High-Yield     Equities       Income       Growth    Investors Trust
                                          Portfolio   Bond Portfolio   Portfolio     Portfolio    Portfolio     Portfolio
                                          (Class 1)     (Class 1)      (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                         -----------  -------------- ------------- ------------- ----------  ---------------
Investment income:
   Dividends                             $ 2,310,168   $ 4,433,307   $    392,381  $  1,012,218  $   42,005    $   370,507
                                         -----------   -----------   ------------  ------------  ----------    -----------
Expenses:
   Charges for distribution, mortality
     and expense risk                     (2,071,490)   (1,083,133)      (610,341)     (671,661)   (220,562)      (774,515)
                                         -----------   -----------   ------------  ------------  ----------    -----------
Net investment income (loss)                 238,678     3,350,174       (217,960)      340,557    (178,557)      (404,008)
                                         -----------   -----------   ------------  ------------  ----------    -----------
Net realized gains (losses) from
  securities transactions                   (549,564)    3,382,376     (2,687,928)   (3,971,325)   (335,277)     1,627,895
Realized gain distributions                1,149,913            --             --            --     433,098             --
                                         -----------   -----------   ------------  ------------  ----------    -----------
Net realized gains (losses)                  600,349     3,382,376     (2,687,928)   (3,971,325)     97,821      1,627,895
                                         -----------   -----------   ------------  ------------  ----------    -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                     2,051,832       584,220    (11,277,921)  (20,774,248)  1,966,952      4,076,369
   End of period                          16,769,181     3,808,566     (2,589,455)   (9,332,246)  3,338,150     10,988,791
                                         -----------   -----------   ------------  ------------  ----------    -----------
Change in net unrealized appreciation
  (depreciation) of investments           14,717,349     3,224,346      8,688,466    11,442,002   1,371,198      6,912,422
                                         -----------   -----------   ------------  ------------  ----------    -----------
Increase (decrease) in net assets from
  operations                             $15,556,376   $ 9,956,896   $  5,782,578  $  7,811,234  $1,290,462    $ 8,136,309
                                         ===========   ===========   ============  ============  ==========    ===========

                                          MFS Total     Mid-Cap
                                           Return       Growth    Real Estate  Technology
                                          Portfolio    Portfolio   Portfolio   Portfolio
                                          (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                         -----------  ----------  -----------  ----------
Investment income:
   Dividends                             $ 4,035,606  $       --  $   379,851  $       --
                                         -----------  ----------  -----------  ----------
Expenses:
   Charges for distribution, mortality
     and expense risk                     (2,312,031)   (558,371)    (540,997)   (147,221)
                                         -----------  ----------  -----------  ----------
Net investment income (loss)               1,723,575    (558,371)    (161,146)   (147,221)
                                         -----------  ----------  -----------  ----------
Net realized gains (losses) from
  securities transactions                     39,558     447,929   (1,376,697)    881,591
Realized gain distributions                       --          --           --          --
                                         -----------  ----------  -----------  ----------
Net realized gains (losses)                   39,558     447,929   (1,376,697)    881,591
                                         -----------  ----------  -----------  ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    (4,361,664)  2,087,023    2,687,589   1,159,063
   End of period                           7,867,728   7,046,543    9,282,152     904,555
                                         -----------  ----------  -----------  ----------
Change in net unrealized appreciation
  (depreciation) of investments           12,229,392   4,959,520    6,594,563    (254,508)
                                         -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  operations                             $13,992,525  $4,849,078  $ 5,056,720  $  479,862
                                         ===========  ==========  ===========  ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)



                                           Telecom                  Aggressive  Alliance               Blue Chip  Capital
                                           Utility    Total Return    Growth     Growth     Balanced    Growth    Growth
                                          Portfolio  Bond Portfolio Portfolio   Portfolio   Portfolio  Portfolio Portfolio
                                          (Class 1)    (Class 1)    (Class 2)   (Class 2)   (Class 2)  (Class 2) (Class 2)
                                         ----------  -------------- ---------- ----------  ----------  --------- ---------
Investment income:
   Dividends                             $  545,689   $ 2,202,751    $     --  $   71,954  $   88,732  $     --  $  5,687
                                         ----------   -----------    --------  ----------  ----------  --------  --------
Expenses:
   Charges for distribution, mortality
     and expense risk                      (246,999)   (1,099,223)    (52,711)   (360,963)   (115,928)  (50,506)  (33,526)
                                         ----------   -----------    --------  ----------  ----------  --------  --------
Net investment income (loss)                298,690     1,103,528     (52,711)   (289,009)    (27,196)  (50,506)  (27,839)
                                         ----------   -----------    --------  ----------  ----------  --------  --------
Net realized gains (losses) from
  securities transactions                  (146,603)    2,566,641      29,873   1,551,330     340,470   154,974   107,453
Realized gain distributions                      --       452,558          --          --          --        --        --
                                         ----------   -----------    --------  ----------  ----------  --------  --------
Net realized gains (losses)                (146,603)    3,019,199      29,873   1,551,330     340,470   154,974   107,453
                                         ----------   -----------    --------  ----------  ----------  --------  --------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      326,516     5,277,490     (62,759)  3,781,994     831,589   327,799   204,945
   End of period                          1,969,085     5,087,970     413,681   5,749,184   1,307,908   526,754   367,186
                                         ----------   -----------    --------  ----------  ----------  --------  --------
Change in net unrealized appreciation
  (depreciation) of investments           1,642,569      (189,520)    476,440   1,967,190     476,319   198,955   162,241
                                         ----------   -----------    --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
  operations                             $1,794,656   $ 3,933,207    $453,602  $3,229,511  $  789,593  $303,423  $241,855
                                         ==========   ===========    ========  ==========  ==========  ========  ========

                                                                   Davis
                                            Cash     Corporate    Venture
                                         Management    Bond        Value
                                         Portfolio   Portfolio   Portfolio
                                         (Class 2)   (Class 2)   (Class 2)
                                         ---------- ----------  ----------
Investment income:
   Dividends                             $      --  $1,486,203  $  384,735
                                         ---------  ----------  ----------
Expenses:
   Charges for distribution, mortality
     and expense risk                     (295,312)   (465,618)   (995,221)
                                         ---------  ----------  ----------
Net investment income (loss)              (295,312)  1,020,585    (610,486)
                                         ---------  ----------  ----------
Net realized gains (losses) from
  securities transactions                 (146,985)  1,210,283    (804,909)
Realized gain distributions                     --     283,978   3,569,136
                                         ---------  ----------  ----------
Net realized gains (losses)               (146,985)  1,494,261   2,764,227
                                         ---------  ----------  ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    (169,713)  2,756,581     (64,262)
   End of period                           (96,651)  2,949,616   4,422,383
                                         ---------  ----------  ----------
Change in net unrealized appreciation
  (depreciation) of investments             73,062     193,035   4,486,645
                                         ---------  ----------  ----------
Increase (decrease) in net assets from
  operations                             $(369,235) $2,707,881  $6,640,386
                                         =========  ==========  ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                          "Dogs" of   Emerging      Equity                   Fundamental  Global     Global
                                         Wall Street   Markets   Opportunities Foreign Value   Growth      Bond     Equities
                                          Portfolio   Portfolio    Portfolio     Portfolio    Portfolio  Portfolio  Portfolio
                                          (Class 2)   (Class 2)    (Class 2)     (Class 2)    (Class 2)  (Class 2)  (Class 2)
                                         ----------- ----------  ------------- ------------- ----------- ---------  ---------
Investment income:
   Dividends                             $  126,578  $   23,040   $   42,628    $   458,375   $     --   $ 927,280  $  29,819
                                         ----------  ----------   ----------    -----------   --------   ---------  ---------
Expenses:
   Charges for distribution, mortality
     and expense risk                      (102,654)   (118,206)     (89,038)      (384,724)   (43,221)   (173,587)   (84,972)
                                         ----------  ----------   ----------    -----------   --------   ---------  ---------
Net investment income (loss)                 23,924     (95,166)     (46,410)        73,651    (43,221)    753,693    (55,153)
                                         ----------  ----------   ----------    -----------   --------   ---------  ---------
Net realized gains (losses) from
  securities transactions                   (78,228)    617,642     (215,517)       (11,933)   159,667     181,439    (64,075)
Realized gain distributions                      --          --           --             --         --      74,789         --
                                         ----------  ----------   ----------    -----------   --------   ---------  ---------
Net realized gains (losses)                 (78,228)    617,642     (215,517)       (11,933)   159,667     256,228    (64,075)
                                         ----------  ----------   ----------    -----------   --------   ---------  ---------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      807,888      66,817      648,804     (3,231,386)   256,097     239,834   (734,278)
   End of period                          1,595,168     682,531    1,690,329        760,558    500,556    (537,449)   201,724
                                         ----------  ----------   ----------    -----------   --------   ---------  ---------
Change in net unrealized appreciation
  (depreciation) of investments             787,280     615,714    1,041,525      3,991,944    244,459    (777,283)   936,002
                                         ----------  ----------   ----------    -----------   --------   ---------  ---------
Increase (decrease) in net assets from
  operations                             $  732,976  $1,138,190   $  779,598    $ 4,053,662   $360,905   $ 232,638  $ 816,774
                                         ==========  ==========   ==========    ===========   ========   =========  =========

                                            Growth       Growth-   High-Yield
                                         Opportunities   Income       Bond
                                           Portfolio    Portfolio  Portfolio
                                           (Class 2)    (Class 2)  (Class 2)
                                         ------------- ----------  ----------
Investment income:
   Dividends                               $     --    $  151,563  $  916,715
                                           --------    ----------  ----------
Expenses:
   Charges for distribution, mortality
     and expense risk                       (66,389)     (149,986)   (241,261)
                                           --------    ----------  ----------
Net investment income (loss)                (66,389)        1,577     675,454
                                           --------    ----------  ----------
Net realized gains (losses) from
  securities transactions                   330,326       (32,463)    414,708
Realized gain distributions                 132,058        81,588          --
                                           --------    ----------  ----------
Net realized gains (losses)                 462,384        49,125     414,708
                                           --------    ----------  ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      316,621       517,513     517,411
   End of period                            527,104     1,522,513   1,560,744
                                           --------    ----------  ----------
Change in net unrealized appreciation
  (depreciation) of investments             210,483     1,005,000   1,043,333
                                           --------    ----------  ----------
Increase (decrease) in net assets from
  operations                               $606,478    $1,055,702  $2,133,495
                                           ========    ==========  ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                      MFS
                                         International International   Marsico   Massachusetts
                                          Diversified   Growth and     Focused     Investors    MFS Total     Mid-Cap
                                           Equities       Income       Growth        Trust       Return       Growth
                                           Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                           (Class 2)     (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                         ------------- ------------- ----------  ------------- -----------  ----------
Investment income:
   Dividends                              $  151,068    $   180,268  $   16,350   $   60,920   $ 1,171,691  $       --
                                          ----------    -----------  ----------   ----------   -----------  ----------
Expenses:
   Charges for distribution, mortality
     and expense risk                       (294,035)      (135,164)   (223,964)    (176,499)     (733,020)   (257,185)
                                          ----------    -----------  ----------   ----------   -----------  ----------
Net investment income (loss)                (142,967)        45,104    (207,614)    (115,579)      438,671    (257,185)
                                          ----------    -----------  ----------   ----------   -----------  ----------
Net realized gains (losses) from
  securities transactions                    518,590     (1,762,265)   (460,396)     970,968      (250,423)    870,276
Realized gain distributions                       --             --     422,511           --            --          --
                                          ----------    -----------  ----------   ----------   -----------  ----------
Net realized gains (losses)                  518,590     (1,762,265)    (37,885)     970,968      (250,423)    870,276
                                          ----------    -----------  ----------   ----------   -----------  ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      (734,163)    (3,190,205)    849,195    1,697,618    (1,882,836)  3,076,090
   End of period                           1,595,831         34,613   2,447,077    2,671,986     2,182,842   4,659,911
                                          ----------    -----------  ----------   ----------   -----------  ----------
Change in net unrealized appreciation
  (depreciation) of investments            2,329,994      3,224,818   1,597,882      974,368     4,065,678   1,583,821
                                          ----------    -----------  ----------   ----------   -----------  ----------
Increase (decrease) in net assets from
  operations                              $2,705,617    $ 1,507,657  $1,352,383   $1,829,757   $ 4,253,926  $2,196,912
                                          ==========    ===========  ==========   ==========   ===========  ==========


                                                     Small & Mid             Telecom
                                         Real Estate  Cap Value  Technology  Utility
                                          Portfolio   Portfolio  Portfolio  Portfolio
                                          (Class 2)   (Class 2)  (Class 2)  (Class 2)
                                         ----------- ----------- ---------- ---------
Investment income:
   Dividends                             $   94,758  $   78,783   $     --  $ 78,141
                                         ----------  ----------   --------  --------
Expenses:
   Charges for distribution, mortality
     and expense risk                      (159,471)   (313,352)   (46,205)  (37,818)
                                         ----------  ----------   --------  --------
Net investment income (loss)                (64,713)   (234,569)   (46,205)   40,323
                                         ----------  ----------   --------  --------
Net realized gains (losses) from
  securities transactions                  (361,479)  1,083,386    149,291    33,999
Realized gain distributions                      --   1,389,358         --        --
                                         ----------  ----------   --------  --------
Net realized gains (losses)                (361,479)  2,472,744    149,291    33,999
                                         ----------  ----------   --------  --------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      991,705   2,221,970    396,727   196,058
   End of period                          2,834,026   3,044,426    481,105   379,736
                                         ----------  ----------   --------  --------
Change in net unrealized appreciation
  (depreciation) of investments           1,842,321     822,456     84,378   183,678
                                         ----------  ----------   --------  --------
Increase (decrease) in net assets from
  operations                             $1,416,129  $3,060,631   $187,464  $258,000
                                         ==========  ==========   ========  ========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                  American
                                         Total Return Aggressive   Alliance     Funds Asset   American Funds    American
                                             Bond       Growth      Growth       Allocation   Global Growth   Funds Growth
                                          Portfolio   Portfolio    Portfolio   SAST Portfolio SAST Portfolio SAST Portfolio
                                          (Class 2)   (Class 3)    (Class 3)     (Class 3)      (Class 3)      (Class 3)
                                         ------------ ----------  -----------  -------------- -------------- --------------
Investment income:
   Dividends                              $  611,770  $       --  $   244,965   $ 1,619,960    $  3,956,582   $   862,575
                                          ----------  ----------  -----------   -----------    ------------   -----------
Expenses:
   Charges for distribution, mortality
     and expense risk                       (306,125)   (304,538)  (1,777,230)   (1,815,993)     (6,095,312)   (4,079,920)
                                          ----------  ----------  -----------   -----------    ------------   -----------
Net investment income (loss)                 305,645    (304,538)  (1,532,265)     (196,033)     (2,138,730)   (3,217,345)
                                          ----------  ----------  -----------   -----------    ------------   -----------
Net realized gains (losses) from
  securities transactions                    603,048     626,602    5,303,184     1,831,638       1,194,424    (1,069,857)
Realized gain distributions                  131,497          --           --            --              --            --
                                          ----------  ----------  -----------   -----------    ------------   -----------
Net realized gains (losses)                  734,545     626,602    5,303,184     1,831,638       1,194,424    (1,069,857)
                                          ----------  ----------  -----------   -----------    ------------   -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                       834,932     695,431    8,631,554     4,469,806     (11,553,381)      564,189
   End of period                             821,051   2,857,874   20,164,399    17,692,431      61,303,803    42,234,849
                                          ----------  ----------  -----------   -----------    ------------   -----------
Change in net unrealized appreciation
  (depreciation) of investments              (13,881)  2,162,443   11,532,845    13,222,625      72,857,184    41,670,660
                                          ----------  ----------  -----------   -----------    ------------   -----------
Increase (decrease) in net assets from
  operations                              $1,026,309  $2,484,507  $15,303,764   $14,858,230    $ 71,912,878   $37,383,458
                                          ==========  ==========  ===========   ===========    ============   ===========

                                           American
                                         Funds Growth-              Blue Chip     Capital
                                          Income SAST   Balanced     Growth       Growth
                                           Portfolio    Portfolio   Portfolio    Portfolio
                                           (Class 3)    (Class 3)   (Class 3)    (Class 3)
                                         ------------- ----------  -----------  ----------
Investment income:
   Dividends                              $ 2,529,236  $  728,684  $        --  $   69,149
                                          -----------  ----------  -----------  ----------
Expenses:
   Charges for distribution, mortality
     and expense risk                      (3,251,615)   (857,638)  (1,028,482)   (717,298)
                                          -----------  ----------  -----------  ----------
Net investment income (loss)                 (722,379)   (128,954)  (1,028,482)   (648,149)
                                          -----------  ----------  -----------  ----------
Net realized gains (losses) from
  securities transactions                  (2,166,946)  1,437,405    1,575,366     654,434
Realized gain distributions                        --          --           --          --
                                          -----------  ----------  -----------  ----------
Net realized gains (losses)                (2,166,946)  1,437,405    1,575,366     654,434
                                          -----------  ----------  -----------  ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                     (3,770,788)  1,461,514      742,842   2,614,215
   End of period                           28,006,541   5,242,661    6,273,534   7,709,375
                                          -----------  ----------  -----------  ----------
Change in net unrealized appreciation
  (depreciation) of investments            31,777,329   3,781,147    5,530,692   5,095,160
                                          -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  operations                              $28,888,004  $5,089,598  $ 6,077,576  $5,101,445
                                          ===========  ==========  ===========  ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                             Cash                                     "Dogs" of   Emerging       Equity
                                          Management    Corporate     Davis Venture  Wall Street   Markets    Opportunities
                                          Portfolio   Bond Portfolio Value Portfolio  Portfolio   Portfolio     Portfolio
                                          (Class 3)     (Class 3)       (Class 3)     (Class 3)   (Class 3)     (Class 3)
                                         -----------  -------------- --------------- ----------- -----------  -------------
Investment income:
   Dividends                             $        --   $31,734,658    $  2,712,261   $  869,180  $   484,435   $   198,851
                                         -----------   -----------    ------------   ----------  -----------   -----------
Expenses:
   Charges for distribution, mortality
     and expense risk                     (2,567,714)   (9,776,583)     (7,828,868)    (674,359)  (2,406,909)     (441,290)
                                         -----------   -----------    ------------   ----------  -----------   -----------
Net investment income (loss)              (2,567,714)   21,958,075      (5,116,607)     194,821   (1,922,474)     (242,439)
                                         -----------   -----------    ------------   ----------  -----------   -----------
Net realized gains (losses) from
  securities transactions                   (809,457)   12,827,574     (13,843,360)   1,866,212    7,301,620    (1,135,170)
Realized gain distributions                       --     6,138,148      28,651,725           --           --            --
                                         -----------   -----------    ------------   ----------  -----------   -----------
Net realized gains (losses)                 (809,457)   18,965,722      14,808,365    1,866,212    7,301,620    (1,135,170)
                                         -----------   -----------    ------------   ----------  -----------   -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      (518,103)   24,643,299     (33,442,259)   2,701,553    2,015,241     2,421,872
   End of period                            (505,048)   38,560,294       6,916,181    5,094,319   19,990,678     7,616,334
                                         -----------   -----------    ------------   ----------  -----------   -----------
Change in net unrealized appreciation
  (depreciation) of investments               13,055    13,916,995      40,358,440    2,392,766   17,975,437     5,194,462
                                         -----------   -----------    ------------   ----------  -----------   -----------
Increase (decrease) in net assets from
  operations                             $(3,364,116)  $54,840,792    $ 50,050,198   $4,453,799  $23,354,583   $ 3,816,853
                                         ===========   ===========    ============   ==========  ===========   ===========

                                                       Fundamental                  Global
                                         Foreign Value   Growth      Global Bond   Equities
                                           Portfolio    Portfolio     Portfolio    Portfolio
                                           (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                         ------------- -----------  ------------  -----------
Investment income:
   Dividends                             $  8,948,782  $        --  $ 17,384,984  $   150,471
                                         ------------  -----------  ------------  -----------
Expenses:
   Charges for distribution, mortality
     and expense risk                      (7,467,156)  (1,186,795)   (3,165,288)    (449,574)
                                         ------------  -----------  ------------  -----------
Net investment income (loss)                1,481,626   (1,186,795)   14,219,696     (299,103)
                                         ------------  -----------  ------------  -----------
Net realized gains (losses) from
  securities transactions                  (8,904,653)   1,560,255       946,051     (402,226)
Realized gain distributions                        --           --     1,408,795           --
                                         ------------  -----------  ------------  -----------
Net realized gains (losses)                (8,904,653)   1,560,255     2,354,846     (402,226)
                                         ------------  -----------  ------------  -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    (62,836,126)   2,289,976       615,588   (2,130,650)
   End of period                           23,629,804   11,943,928   (11,944,392)   2,467,516
                                         ------------  -----------  ------------  -----------
Change in net unrealized appreciation
  (depreciation) of investments            86,465,930    9,653,952   (12,559,980)   4,598,166
                                         ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
  operations                             $ 79,042,903  $10,027,412  $  4,014,562  $ 3,896,837
                                         ============  ===========  ============  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)



                                                                                   International International   Marsico
                                            Growth       Growth-                    Diversified   Growth and     Focused
                                         Opportunities   Income       High-Yield     Equities       Income       Growth
                                           Portfolio    Portfolio   Bond Portfolio   Portfolio     Portfolio    Portfolio
                                           (Class 3)    (Class 3)     (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                         ------------- -----------  -------------- ------------- ------------- -----------
Investment income:
   Dividends                              $        --  $ 1,205,655   $ 9,015,526   $  1,146,255  $  3,726,991  $    88,937
                                          -----------  -----------   -----------   ------------  ------------  -----------
Expenses:
   Charges for distribution, mortality
     and expense risk                      (2,589,139)  (1,111,903)   (2,142,895)    (2,556,799)   (2,901,867)  (1,295,129)
                                          -----------  -----------   -----------   ------------  ------------  -----------
Net investment income (loss)               (2,589,139)      93,752     6,872,631     (1,410,544)      825,124   (1,206,192)
                                          -----------  -----------   -----------   ------------  ------------  -----------
Net realized gains (losses) from
  securities transactions                   6,042,208      427,409     1,605,758     (2,578,819)  (29,080,747)     759,350
Realized gain distributions                 5,346,684      680,856            --             --            --    2,659,398
                                          -----------  -----------   -----------   ------------  ------------  -----------
Net realized gains (losses)                11,388,892    1,108,265     1,605,758     (2,578,819)  (29,080,747)   3,418,748
                                          -----------  -----------   -----------   ------------  ------------  -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                     10,792,115    2,295,775    (3,255,941)   (28,318,034)  (42,931,660)   2,754,059
   End of period                           25,514,738    8,233,625     6,742,179     (1,525,736)   17,180,968    7,474,423
                                          -----------  -----------   -----------   ------------  ------------  -----------
Change in net unrealized appreciation
  (depreciation) of investments            14,722,623    5,937,850     9,998,120     26,792,298    60,112,628    4,720,364
                                          -----------  -----------   -----------   ------------  ------------  -----------
Increase (decrease) in net assets from
  operations                              $23,522,376  $ 7,139,867   $18,476,509   $ 22,802,935  $ 31,857,005  $ 6,932,920
                                          ===========  ===========   ===========   ============  ============  ===========

                                                                                     Protected
                                               MFS                                     Asset
                                          Massachusetts   MFS Total     Mid-Cap      Allocation
                                         Investors Trust   Return       Growth          SAST
                                            Portfolio     Portfolio    Portfolio     Portfolio
                                            (Class 3)     (Class 3)    (Class 3)   (Class 3) /(3)/
                                         --------------- -----------  -----------  --------------
Investment income:
   Dividends                               $ 1,315,544   $ 4,842,426  $        --     $    --
                                           -----------   -----------  -----------     -------
Expenses:
   Charges for distribution, mortality
     and expense risk                       (3,650,001)   (3,109,706)  (1,577,499)     (5,128)
                                           -----------   -----------  -----------     -------
Net investment income (loss)                (2,334,457)    1,732,720   (1,577,499)     (5,128)
                                           -----------   -----------  -----------     -------
Net realized gains (losses) from
  securities transactions                    7,428,213    (3,251,202)   5,180,823         110
Realized gain distributions                         --            --           --          --
                                           -----------   -----------  -----------     -------
Net realized gains (losses)                  7,428,213    (3,251,202)   5,180,823         110
                                           -----------   -----------  -----------     -------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      12,487,216    (6,945,219)   7,630,098          --
   End of period                            43,633,212    11,732,011   17,108,297      43,736
                                           -----------   -----------  -----------     -------
Change in net unrealized appreciation
  (depreciation) of investments             31,145,996    18,677,230    9,478,199      43,736
                                           -----------   -----------  -----------     -------
Increase (decrease) in net assets from
  operations                               $36,239,752   $17,158,748  $13,081,523     $38,718
                                           ===========   ===========  ===========     =======

(3)For the period from October 15, 2012 (inception) to December 31, 2012.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)



                                                                                    SunAmerica     SunAmerica
                                                      Small & Mid       Small         Dynamic        Dynamic
                                         Real Estate   Cap Value       Company      Allocation      Strategy     Technology
                                          Portfolio    Portfolio   Value Portfolio   Portfolio      Portfolio    Portfolio
                                          (Class 3)    (Class 3)      (Class 3)    (Class 3)/(1)/ (Class 3)/(2)/ (Class 3)
                                         -----------  -----------  --------------- -------------  -------------  ----------
Investment income:
   Dividends                             $ 2,090,849  $ 1,715,489    $   440,061   $ 15,183,338    $1,401,562    $       --
                                         -----------  -----------    -----------   ------------    ----------    ----------
Expenses:
   Charges for distribution, mortality
     and expense risk                     (3,686,212)  (7,312,958)    (2,919,717)   (11,509,319)     (556,511)     (341,507)
                                         -----------  -----------    -----------   ------------    ----------    ----------
Net investment income (loss)              (1,595,363)  (5,597,469)    (2,479,656)     3,674,019       845,051      (341,507)
                                         -----------  -----------    -----------   ------------    ----------    ----------
Net realized gains (losses) from
  securities transactions                  4,984,897   10,090,489      5,838,828         67,028        31,388     2,018,515
Realized gain distributions                       --   33,879,855             --             --       238,294            --
                                         -----------  -----------    -----------   ------------    ----------    ----------
Net realized gains (losses)                4,984,897   43,970,344      5,838,828         67,028       269,682     2,018,515
                                         -----------  -----------    -----------   ------------    ----------    ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    34,472,014   25,777,421     17,769,137             --            --     1,816,267
  End of period                           63,395,764   57,932,957     41,979,476     32,429,699       526,203     1,377,831
                                         -----------  -----------    -----------   ------------    ----------    ----------
Change in net unrealized appreciation
  (depreciation) of investments           28,923,750   32,155,536     24,210,339     32,429,699       526,203      (438,436)
                                         -----------  -----------    -----------   ------------    ----------    ----------
Increase (decrease) in net assets from
  operations                             $32,313,284  $70,528,411    $27,569,511   $ 36,170,746    $1,640,936    $1,238,572
                                         ===========  ===========    ===========   ============    ==========    ==========

                                                                    Invesco Van
                                                                    Kampen V.I. Invesco Van
                                           Telecom                   American   Kampen V.I.
                                           Utility    Total Return   Franchise   Comstock
                                          Portfolio  Bond Portfolio    Fund        Fund
                                          (Class 3)    (Class 3)    (Series II) (Series II)
                                         ----------  -------------- ----------- -----------
Investment income:
   Dividends                             $  696,877   $ 21,597,965  $       --  $ 4,951,329
                                         ----------   ------------  ----------  -----------
Expenses:
   Charges for distribution, mortality
     and expense risk                      (321,480)   (10,775,025)   (337,255)  (5,166,863)
                                         ----------   ------------  ----------  -----------
Net investment income (loss)                375,397     10,822,940    (337,255)    (215,534)
                                         ----------   ------------  ----------  -----------
Net realized gains (losses) from
  securities transactions                   572,530      7,975,933   1,970,373    4,538,137
Realized gain distributions                      --      4,691,083          --           --
                                         ----------   ------------  ----------  -----------
Net realized gains (losses)                 572,530     12,667,016   1,970,373    4,538,137
                                         ----------   ------------  ----------  -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      916,909     13,359,841   2,480,449    7,347,365
  End of period                           2,194,040     25,306,785   3,285,892   54,644,687
                                         ----------   ------------  ----------  -----------
Change in net unrealized appreciation
  (depreciation) of investments           1,277,131     11,946,944     805,443   47,297,322
                                         ----------   ------------  ----------  -----------
Increase (decrease) in net assets from
  operations                             $2,225,058   $ 35,436,900  $2,438,561  $51,619,925
                                         ==========   ============  ==========  ===========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.


   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                  Government
                                         Invesco Van                                & High
                                         Kampen V.I.   Diversified                 Quality               LargeCap  LargeCap
                                         Growth and   International Equity Income    Bond     Income      Blend     Growth
                                         Income Fund     Account       Account     Account    Account   Account II  Account
                                         (Series II)    (Class 1)     (Class 1)   (Class 1)  (Class 1)  (Class 1)  (Class 1)
                                         -----------  ------------- ------------- ---------- ---------  ---------- ---------
Investment income:
   Dividends                             $ 6,575,933    $  41,777    $   628,923   $179,172  $ 355,145   $ 31,817   $ 1,764
                                         -----------    ---------    -----------   --------  ---------   --------   -------
Expenses:
   Charges for distribution, mortality
     and expense risk                     (8,014,710)     (28,195)      (310,924)   (67,883)  (124,551)   (35,449)   (8,774)
                                         -----------    ---------    -----------   --------  ---------   --------   -------
Net investment income (loss)              (1,438,777)      13,582        317,999    111,289    230,594     (3,632)   (7,010)
                                         -----------    ---------    -----------   --------  ---------   --------   -------
Net realized gains (losses) from
  securities transactions                  4,170,710     (315,431)       262,953     38,766    178,157     24,725    27,364
Realized gain distributions                       --           --             --         --         --         --        --
                                         -----------    ---------    -----------   --------  ---------   --------   -------
Net realized gains (losses)                4,170,710     (315,431)       262,953     38,766    178,157     24,725    27,364
                                         -----------    ---------    -----------   --------  ---------   --------   -------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                     5,142,164     (566,202)    (1,427,280)   263,392    611,571    (84,742)   22,122
   End of period                          62,343,620       36,462        338,504    219,246    860,142    211,580    87,528
                                         -----------    ---------    -----------   --------  ---------   --------   -------
Change in net unrealized appreciation
  (depreciation) of investments           57,201,456      602,664      1,765,784    (44,146)   248,571    296,322    65,406
                                         -----------    ---------    -----------   --------  ---------   --------   -------
Increase (decrease) in net assets from
  operations                             $59,933,389    $ 300,815    $ 2,346,736   $105,909  $ 657,322   $317,415   $85,760
                                         ===========    =========    ===========   ========  =========   ========   =======

                                                              Principal
                                          MidCap     Money     Capital
                                           Blend    Market   Appreciation
                                          Account   Account    Account
                                         (Class 1) (Class 1)  (Class 1)
                                         --------- --------- ------------
Investment income:
   Dividends                             $ 21,883  $     --   $  137,092
                                         --------  --------   ----------
Expenses:
   Charges for distribution, mortality
     and expense risk                     (39,795)  (32,108)    (179,253)
                                         --------  --------   ----------
Net investment income (loss)              (17,912)  (32,108)     (42,161)
                                         --------  --------   ----------
Net realized gains (losses) from
  securities transactions                 135,547        --      385,849
Realized gain distributions                39,603        --      144,933
                                         --------  --------   ----------
Net realized gains (losses)               175,150        --      530,782
                                         --------  --------   ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    334,973        --      189,461
   End of period                          637,385        --    1,129,687
                                         --------  --------   ----------
Change in net unrealized appreciation
  (depreciation) of investments           302,412        --      940,226
                                         --------  --------   ----------
Increase (decrease) in net assets from
  operations                             $459,650  $(32,108)  $1,428,847
                                         ========  ========   ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                            Real                     SAM          SAM          SAM         SAM
                                           Estate       SAM      Conservative Conservative  Flexible    Strategic  Short-Term
                                         Securities  Balanced      Balanced      Growth      Income      Growth      Income
                                          Account    Portfolio    Portfolio    Portfolio    Portfolio   Portfolio   Account
                                         (Class 1)   (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                         ---------- -----------  ------------ ------------ ----------  ----------  ----------
Investment income:
   Dividends                              $ 14,665  $   368,163   $  59,927    $  101,134  $  114,392  $   16,767   $ 49,668
                                          --------  -----------   ---------    ----------  ----------  ----------   --------
Expenses:
   Charges for distribution, mortality
     and expense risk                      (14,371)    (834,223)   (110,477)     (359,593)   (154,628)   (115,110)   (38,937)
                                          --------  -----------   ---------    ----------  ----------  ----------   --------
Net investment income (loss)                   294     (466,060)    (50,550)     (258,459)    (40,236)    (98,343)    10,731
                                          --------  -----------   ---------    ----------  ----------  ----------   --------
Net realized gains (losses) from
  securities transactions                  (37,896)    (900,557)     97,850       (25,000)   (126,084)   (286,508)    36,023
Realized gain distributions                     --      640,268      91,734            --     151,914          --         --
                                          --------  -----------   ---------    ----------  ----------  ----------   --------
Net realized gains (losses)                (37,896)    (260,289)    189,584       (25,000)     25,830    (286,508)    36,023
                                          --------  -----------   ---------    ----------  ----------  ----------   --------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      34,302   (1,047,894)    287,706      (382,990)    226,071    (662,856)    48,044
   End of period                           212,475    5,656,701     848,723     2,714,574   1,153,874     788,870     85,405
                                          --------  -----------   ---------    ----------  ----------  ----------   --------
Change in net unrealized appreciation
  (depreciation) of investments            178,173    6,704,595     561,017     3,097,564     927,803   1,451,726     37,361
                                          --------  -----------   ---------    ----------  ----------  ----------   --------
Increase (decrease) in net assets from
  operations                              $140,571  $ 5,978,246   $ 700,051    $2,814,105  $  913,397  $1,066,875   $ 84,115
                                          ========  ===========   =========    ==========  ==========  ==========   ========

                                          SmallCap  SmallCap   Diversified
                                           Growth     Value   International
                                         Account II Account I    Account
                                         (Class 1)  (Class 1)   (Class 2)
                                         ---------- --------- -------------
Investment income:
   Dividends                              $     --   $ 1,573    $   8,004
                                          --------   -------    ---------
Expenses:
   Charges for distribution, mortality
     and expense risk                       (8,615)   (2,891)      (9,061)
                                          --------   -------    ---------
Net investment income (loss)                (8,615)   (1,318)      (1,057)
                                          --------   -------    ---------
Net realized gains (losses) from
  securities transactions                   38,057     5,857     (107,303)
Realized gain distributions                     --        --           --
                                          --------   -------    ---------
Net realized gains (losses)                 38,057     5,857     (107,303)
                                          --------   -------    ---------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      98,470    20,136     (161,213)
   End of period                           150,090    52,068       57,874
                                          --------   -------    ---------
Change in net unrealized appreciation
  (depreciation) of investments             51,620    31,932      219,087
                                          --------   -------    ---------
Increase (decrease) in net assets from
  operations                              $ 81,062   $36,471    $ 110,727
                                          ========   =======    =========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                             Government &
                               Equity Income High Quality  Income   LargeCap Blend LargeCap Growth MidCap Blend Money Market
                                  Account    Bond Account  Account    Account II       Account       Account      Account
                                 (Class 2)    (Class 2)   (Class 2)   (Class 2)       (Class 2)     (Class 2)    (Class 2)
                               ------------- ------------ --------- -------------- --------------- ------------ ------------
Investment income:
   Dividends                    $  300,005     $ 41,789   $141,663     $ 5,428         $    --       $  4,155     $     --
                                ----------     --------   --------     -------         -------       --------     --------
Expenses:
   Charges for distribution,
     mortality and expense
     risk                         (176,052)     (18,035)   (57,232)     (8,417)         (5,930)       (10,410)     (21,369)
                                ----------     --------   --------     -------         -------       --------     --------
Net investment income (loss)       123,953       23,754     84,431      (2,989)         (5,930)        (6,255)     (21,369)
                                ----------     --------   --------     -------         -------       --------     --------
Net realized gains (losses)
  from securities transactions    (715,499)       9,125     70,880       1,143           1,943         39,602           --
Realized gain distributions             --           --         --          --              --         10,387           --
                                ----------     --------   --------     -------         -------       --------     --------
Net realized gains (losses)       (715,499)       9,125     70,880       1,143           1,943         49,989           --
                                ----------     --------   --------     -------         -------       --------     --------
Net unrealized appreciation
  (depreciation) of
  investments:
   Beginning of period            (727,927)      65,006    295,303      (4,906)         30,691        106,145           --
   End of period                 1,096,095       54,710    407,260      61,078          86,495        170,780           --
                                ----------     --------   --------     -------         -------       --------     --------
Change in net unrealized
  appreciation (depreciation)
  of investments                 1,824,022      (10,296)   111,957      65,984          55,804         64,635           --
                                ----------     --------   --------     -------         -------       --------     --------
Increase (decrease) in net
  assets from operations        $1,232,476     $ 22,583   $267,268     $64,138         $51,817       $108,369     $(21,369)
                                ==========     ========   ========     =======         =======       ========     ========

                               Principal Capital Real Estate
                                 Appreciation    Securities  SAM Balanced
                                    Account        Account    Portfolio
                                   (Class 2)      (Class 2)   (Class 2)
                               ----------------- ----------- ------------
Investment income:
   Dividends                       $  15,015       $ 2,526   $   177,201
                                   ---------       -------   -----------
Expenses:
   Charges for distribution,
     mortality and expense
     risk                            (30,807)       (4,000)     (678,730)
                                   ---------       -------   -----------
Net investment income (loss)         (15,792)       (1,474)     (501,529)
                                   ---------       -------   -----------
Net realized gains (losses)
  from securities transactions       (58,259)       12,845    (1,041,702)
Realized gain distributions           21,457            --       501,459
                                   ---------       -------   -----------
Net realized gains (losses)          (36,802)       12,845      (540,243)
                                   ---------       -------   -----------
Net unrealized appreciation
  (depreciation) of
  investments:
   Beginning of period              (106,070)       44,259      (749,963)
   End of period                     184,990        69,565     4,646,963
                                   ---------       -------   -----------
Change in net unrealized
  appreciation (depreciation)
  of investments                     291,060        25,306     5,396,926
                                   ---------       -------   -----------
Increase (decrease) in net
  assets from operations           $ 238,466       $36,677   $ 4,355,154
                                   =========       =======   ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)



                                SAM Conservative  SAM Conservative   SAM Flexible    SAM Strategic     Short-Term
                               Balanced Portfolio Growth Portfolio Income Portfolio Growth Portfolio Income Account
                                   (Class 2)         (Class 2)        (Class 2)        (Class 2)       (Class 2)
                               ------------------ ---------------- ---------------- ---------------- --------------
Investment income:
   Dividends                       $  34,929        $    45,868       $   83,456      $        --       $ 22,834
                                   ---------        -----------       ----------      -----------       --------
Expenses:
   Charges for distribution,
     mortality and expense
     risk                           (101,049)          (372,126)        (151,296)        (168,689)       (21,203)
                                   ---------        -----------       ----------      -----------       --------
Net investment income (loss)         (66,120)          (326,258)         (67,840)        (168,689)         1,631
                                   ---------        -----------       ----------      -----------       --------
Net realized gains (losses)
  from securities transactions        44,641           (278,276)          97,922         (618,777)        21,954
Realized gain distributions           76,448                 --          142,253               --             --
                                   ---------        -----------       ----------      -----------       --------
Net realized gains (losses)          121,089           (278,276)         240,175         (618,777)        21,954
                                   ---------        -----------       ----------      -----------       --------
Net unrealized appreciation
  (depreciation) of
  investments:
   Beginning of period               187,506         (1,099,851)         423,599       (1,172,942)        24,459
   End of period                     689,561          2,184,267        1,041,444          982,673         41,400
                                   ---------        -----------       ----------      -----------       --------
Change in net unrealized
  appreciation (depreciation)
  of investments                     502,055          3,284,118          617,845        2,155,615         16,941
                                   ---------        -----------       ----------      -----------       --------
Increase (decrease) in net
  assets from operations           $ 557,024        $ 2,679,584       $  790,180      $ 1,368,149       $ 40,526
                                   =========        ===========       ==========      ===========       ========

                                                               Columbia Variable Columbia Variable Columbia Variable
                                   SmallCap        SmallCap    Portfolio - Asset Portfolio - Small Portfolio - High
                               Growth Account II Value Account  Allocation Fund   Company Growth      Income Fund
                                   (Class 2)      I (Class 2)      (Class 1)      Fund (Class 1)       (Class 1)
                               ----------------- ------------- ----------------- ----------------- -----------------
Investment income:
   Dividends                        $    --         $   541        $ 20,469          $     --         $1,429,023
                                    -------         -------        --------          --------         ----------
Expenses:
   Charges for distribution,
     mortality and expense
     risk                            (3,758)         (1,392)        (13,776)          (19,829)          (354,294)
                                    -------         -------        --------          --------         ----------
Net investment income (loss)         (3,758)           (851)          6,693           (19,829)         1,074,729
                                    -------         -------        --------          --------         ----------
Net realized gains (losses)
  from securities transactions        8,875           5,083         (23,562)           23,567            570,696
Realized gain distributions              --              --              --                --                 --
                                    -------         -------        --------          --------         ----------
Net realized gains (losses)           8,875           5,083         (23,562)           23,567            570,696
                                    -------         -------        --------          --------         ----------
Net unrealized appreciation
  (depreciation) of
  investments:
   Beginning of period               14,372           1,403         (23,299)          100,502            406,306
   End of period                     40,991          13,197          93,767           229,950          1,446,233
                                    -------         -------        --------          --------         ----------
Change in net unrealized
  appreciation (depreciation)
  of investments                     26,619          11,794         117,066           129,448          1,039,927
                                    -------         -------        --------          --------         ----------
Increase (decrease) in net
  assets from operations            $31,736         $16,026        $100,197          $133,186         $2,685,352
                                    =======         =======        ========          ========         ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                         Columbia Variable
                                                                                                            Portfolio -
                                Columbia Variable  Columbia Variable Columbia Variable                        Marsico
                               Portfolio - Marsico    Portfolio -       Portfolio -    Columbia Variable   International
                                Focused Equities     Marsico Growth     Marsico 21st    Portfolio - Mid    Opportunities
                                      Fund               Fund          Century Fund     Cap Growth Fund        Fund
                                    (Class 1)          (Class 1)         (Class 1)         (Class 1)         (Class 2)
                               ------------------- ----------------- ----------------- ----------------- -----------------
Investment income:
   Dividends                       $  116,149          $ 16,276          $     --          $     --          $  23,972
                                   ----------          --------          --------          --------          ---------
Expenses:
   Charges for distribution,
     mortality and expense
     risk                            (519,157)          (38,490)          (18,990)          (10,010)           (41,599)
                                   ----------          --------          --------          --------          ---------
Net investment income (loss)         (403,008)          (22,214)          (18,990)          (10,010)           (17,627)
                                   ----------          --------          --------          --------          ---------
Net realized gains (losses)
  from securities transactions       (746,005)          194,302            19,836            87,182           (391,873)
Realized gain distributions         3,128,565                --                --            11,234                 --
                                   ----------          --------          --------          --------          ---------
Net realized gains (losses)         2,382,560           194,302            19,836            98,416           (391,873)
                                   ----------          --------          --------          --------          ---------
Net unrealized appreciation
  (depreciation) of
  investments:
   Beginning of period                106,933           297,972           (44,144)          140,505           (594,237)
   End of period                    1,451,833           407,682            87,029           125,711            236,378
                                   ----------          --------          --------          --------          ---------
Change in net unrealized
  appreciation (depreciation)
  of investments                    1,344,900           109,710           131,173           (14,794)           830,615
                                   ----------          --------          --------          --------          ---------
Increase (decrease) in net
  assets from operations           $3,324,452          $281,798          $132,019          $ 73,612          $ 421,115
                                   ==========          ========          ========          ========          =========



                                Columbia Variable
                               Portfolio - Dividend Asset Allocation Global Growth               Growth-Income
                                 Opportunity Fund         Fund           Fund       Growth Fund      Fund
                                    (Class 1)          (Class 2)       (Class 2)     (Class 2)     (Class 2)
                               -------------------- ---------------- ------------- ------------  -------------
Investment income:
   Dividends                        $      --         $ 1,338,698    $  2,136,023  $  2,624,792  $  5,320,756
                                    ---------         -----------    ------------  ------------  ------------
Expenses:
   Charges for distribution,
     mortality and expense
     risk                             (42,651)         (1,118,304)     (3,940,518)   (5,448,551)   (5,411,526)
                                    ---------         -----------    ------------  ------------  ------------
Net investment income (loss)          (42,651)            220,394      (1,804,495)   (2,823,759)      (90,770)
                                    ---------         -----------    ------------  ------------  ------------
Net realized gains (losses)
  from securities transactions       (321,424)          2,343,033       7,593,712     6,184,128     3,426,834
Realized gain distributions                --                  --              --            --            --
                                    ---------         -----------    ------------  ------------  ------------
Net realized gains (losses)          (321,424)          2,343,033       7,593,712     6,184,128     3,426,834
                                    ---------         -----------    ------------  ------------  ------------
Net unrealized appreciation
  (depreciation) of
  investments:
   Beginning of period               (524,608)          1,935,981     (14,644,596)  (13,113,977)  (23,640,619)
   End of period                      174,543           9,241,089      26,775,215    35,635,859    23,475,770
                                    ---------         -----------    ------------  ------------  ------------
Change in net unrealized
  appreciation (depreciation)
  of investments                      699,151           7,305,108      41,419,811    48,749,836    47,116,389
                                    ---------         -----------    ------------  ------------  ------------
Increase (decrease) in net
  assets from operations            $ 335,076         $ 9,868,535    $ 47,209,028  $ 52,110,205  $ 50,452,453
                                    =========         ===========    ============  ============  ============

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                                         U.S.
                                                                                                                      Government/
                                                                                                                       AAA-Rated
                               Asset Allocation Cash Management               Growth-Income High-Income International Securities
                                     Fund            Fund        Growth Fund      Fund       Bond Fund      Fund         Fund
                                  (Class 3)        (Class 3)      (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)
                               ---------------- --------------- ------------  ------------- ----------- ------------- -----------
Investment income:
   Dividends                      $  742,206       $      --    $  1,642,487  $  2,787,442  $1,459,360  $    649,802  $  215,455
                                  ----------       ---------    ------------  ------------  ----------  ------------  ----------
Expenses:
   Charges for distribution,
     mortality and expense
     risk                           (502,869)       (143,537)     (2,534,642)   (2,278,359)   (277,499)     (571,016)   (278,922)
                                  ----------       ---------    ------------  ------------  ----------  ------------  ----------
Net investment income (loss)         239,337        (143,537)       (892,155)      509,083   1,181,861        78,786     (63,467)
                                  ----------       ---------    ------------  ------------  ----------  ------------  ----------
Net realized gains (losses)
  from securities transactions       332,343         (41,745)     (1,106,043)   (3,574,677)  1,283,155      (687,370)    457,736
Realized gain distributions               --              --              --            --          --            --     606,958
                                  ----------       ---------    ------------  ------------  ----------  ------------  ----------
Net realized gains (losses)          332,343         (41,745)     (1,106,043)   (3,574,677)  1,283,155      (687,370)  1,064,694
                                  ----------       ---------    ------------  ------------  ----------  ------------  ----------
Net unrealized appreciation
  (depreciation) of
  investments:
   Beginning of period              (923,945)        (28,432)    (25,489,227)  (31,289,108)    165,378   (10,197,402)  1,156,887
   End of period                   3,775,337         (24,485)      6,085,057    (2,187,433)    125,690    (2,934,464)    301,647
                                  ----------       ---------    ------------  ------------  ----------  ------------  ----------
Change in net unrealized
  appreciation (depreciation)
  of investments                   4,699,282           3,947      31,574,284    29,101,675     (39,688)    7,262,938    (855,240)
                                  ----------       ---------    ------------  ------------  ----------  ------------  ----------
Increase (decrease) in net
  assets from operations          $5,270,962       $(181,335)   $ 29,576,086  $ 26,036,081  $2,425,328  $  6,654,354  $  145,987
                                  ==========       =========    ============  ============  ==========  ============  ==========


                                Growth and     Mid Cap
                                  Income        Stock     Sterling Capital
                                Portfolio     Portfolio    Select Equity
                                (Class VC)    (Class VC)        VIF
                               ------------  -----------  ----------------
Investment income:
   Dividends                   $  2,379,510  $   156,481     $  10,974
                               ------------  -----------     ---------
Expenses:
   Charges for distribution,
     mortality and expense
     risk                        (3,927,286)    (387,011)      (18,245)
                               ------------  -----------     ---------
Net investment income (loss)     (1,547,776)    (230,530)       (7,271)
                               ------------  -----------     ---------
Net realized gains (losses)
  from securities transactions   (4,936,983)    (406,575)      (97,923)
Realized gain distributions              --           --            --
                               ------------  -----------     ---------
Net realized gains (losses)      (4,936,983)    (406,575)      (97,923)
                               ------------  -----------     ---------
Net unrealized appreciation
  (depreciation) of
  investments:
   Beginning of period          (16,914,586)  (1,715,590)     (124,068)
   End of period                 14,022,250    1,982,024       130,962
                               ------------  -----------     ---------
Change in net unrealized
  appreciation (depreciation)
  of investments                 30,936,836    3,697,614       255,030
                               ------------  -----------     ---------
Increase (decrease) in net
  assets from operations       $ 24,452,077  $ 3,060,509     $ 149,836
                               ============  ===========     =========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                                    Franklin
                                                                                                                  Templeton VIP
                                                Sterling Capital                    Wilmington                      Founding
                               Sterling Capital    Strategic     Sterling Capital     Managed        Franklin         Funds
                                   Special         Allocation      Total Return     Allocation        Income       Allocation
                                Opportunities        Equity            Bond       Fund - Moderate Securities Fund     Fund
                                     VIF              VIF              VIF           Growth II       (Class 2)      (Class 2)
                               ---------------- ---------------- ---------------- --------------- --------------- -------------
Investment income:
   Dividends                      $   31,710       $  13,979        $ 211,561          $ --         $ 7,489,431    $1,233,884
                                  ----------       ---------        ---------          ----         -----------    ----------
Expenses:
   Charges for distribution,
     mortality and expense
     risk                           (200,272)        (24,933)        (117,326)           (5)         (1,791,789)     (691,829)
                                  ----------       ---------        ---------          ----         -----------    ----------
Net investment income (loss)        (168,562)        (10,954)          94,235            (5)          5,697,642       542,055
                                  ----------       ---------        ---------          ----         -----------    ----------
Net realized gains (losses)
  from securities transactions       552,326         (36,246)          89,237            67             902,314       858,275
Realized gain distributions          516,886              --          214,348            --                  --            --
                                  ----------       ---------        ---------          ----         -----------    ----------
Net realized gains (losses)        1,069,212         (36,246)         303,585            67             902,314       858,275
                                  ----------       ---------        ---------          ----         -----------    ----------
Net unrealized appreciation
  (depreciation) of
  investments:
   Beginning of period               830,032        (117,326)          86,056            58            (288,313)    3,510,421
   End of period                   1,394,906         105,423           13,336            --           4,824,345     7,610,356
                                  ----------       ---------        ---------          ----         -----------    ----------
Change in net unrealized
  appreciation (depreciation)
  of investments                     564,874         222,749          (72,720)          (58)          5,112,658     4,099,935
                                  ----------       ---------        ---------          ----         -----------    ----------
Increase (decrease) in net
  assets from operations          $1,465,524       $ 175,549        $ 325,100          $  4         $11,712,614    $5,500,265
                                  ==========       =========        =========          ====         ===========    ==========


                                                               Allocation
                                                  Allocation    Moderate    Allocation
                                   Allocation       Growth       Growth      Moderate   Real Return
                               Balanced Portfolio Portfolio    Portfolio    Portfolio    Portfolio
                                   (Class 3)      (Class 3)    (Class 3)    (Class 3)    (Class 3)
                               ------------------ ----------  -----------  -----------  -----------
Investment income:
   Dividends                      $ 1,327,781     $  126,125  $ 1,890,808  $ 1,701,338  $ 6,731,678
                                  -----------     ----------  -----------  -----------  -----------
Expenses:
   Charges for distribution,
     mortality and expense
     risk                          (1,725,254)      (238,237)  (2,527,470)  (2,255,403)  (3,644,205)
                                  -----------     ----------  -----------  -----------  -----------
Net investment income (loss)         (397,473)      (112,112)    (636,662)    (554,065)   3,087,473
                                  -----------     ----------  -----------  -----------  -----------
Net realized gains (losses)
  from securities transactions      1,259,740         59,477    1,778,721    1,542,189    1,518,196
Realized gain distributions                --             --           --           --           --
                                  -----------     ----------  -----------  -----------  -----------
Net realized gains (losses)         1,259,740         59,477    1,778,721    1,542,189    1,518,196
                                  -----------     ----------  -----------  -----------  -----------
Net unrealized appreciation
  (depreciation) of
  investments:
   Beginning of period               (276,207)      (440,810)  (3,916,462)  (2,155,248)   6,155,995
   End of period                    8,054,613      1,297,309   11,285,571   10,080,083    6,462,061
                                  -----------     ----------  -----------  -----------  -----------
Change in net unrealized
  appreciation (depreciation)
  of investments                    8,330,820      1,738,119   15,202,033   12,235,331      306,066
                                  -----------     ----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from operations          $ 9,193,087     $1,685,484  $16,344,092  $13,223,455  $ 4,911,735
                                  ===========     ==========  ===========  ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012

                                                                Capital     Government and
                                             Asset Allocation Appreciation   Quality Bond     Growth     Natural Resources
                                                Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                                (Class 1)      (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                             ---------------- ------------  -------------- ------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  1,830,103   $ (4,313,728)  $    856,585  $   (811,305)   $   (260,756)
   Net realized gains (losses)                      (89,781)    14,433,876      2,818,520    (5,513,267)    (11,752,113)
   Change in net unrealized
     appreciation (depreciation) of
     investments                                 10,494,094     45,564,014       (936,141)   16,246,128      13,110,318
                                               ------------   ------------   ------------  ------------    ------------
       Increase (decrease) in net
         assets from operations                  12,234,416     55,684,162      2,738,964     9,921,556       1,097,449
                                               ------------   ------------   ------------  ------------    ------------
From capital transactions:
   Net proceeds from units sold                     576,366        629,279        286,173       200,933         202,171
   Cost of units redeemed                       (16,181,988)   (35,448,943)   (18,962,049)  (12,055,104)     (8,528,421)
   Net transfers                                 (2,483,498)   (11,430,557)      (356,782)   (3,378,498)     (3,391,138)
   Contract maintenance charge                      (55,183)      (145,926)       (56,189)      (45,375)        (26,989)
   Adjustments to net assets allocated
     to contracts in payout period                 (228,367)       (76,395)        (9,271)      (25,772)         (4,164)
                                               ------------   ------------   ------------  ------------    ------------
       Increase (decrease) in net
         assets from capital
         transactions                           (18,372,670)   (46,472,542)   (19,098,118)  (15,303,816)    (11,748,541)
                                               ------------   ------------   ------------  ------------    ------------
Increase (decrease) in net assets                (6,138,254)     9,211,620    (16,359,154)   (5,382,260)    (10,651,092)
Net assets at beginning of period               126,687,967    262,968,434    130,486,125    84,129,487      61,850,374
                                               ------------   ------------   ------------  ------------    ------------
Net assets at end of period                    $120,549,713   $272,180,054   $114,126,971  $ 78,747,227    $ 51,199,282
                                               ============   ============   ============  ============    ============
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                        21,201         11,826         13,745         6,111           4,185
   Units redeemed                                  (557,911)      (641,971)      (898,124)     (358,348)       (181,550)
   Units transferred                                (86,567)      (205,120)       (14,558)      (99,042)        (73,591)
                                               ------------   ------------   ------------  ------------    ------------
Increase (decrease) in units outstanding           (623,277)      (835,265)      (898,937)     (451,279)       (250,956)
Beginning units                                   4,606,167      5,559,287      6,242,049     2,722,805       1,334,816
                                               ------------   ------------   ------------  ------------    ------------
Ending units                                      3,982,890      4,724,022      5,343,112     2,271,526       1,083,860
                                               ============   ============   ============  ============    ============

                                                                Capital     Government and
                                             Asset Allocation Appreciation   Quality Bond    Growth     Natural Resources
                                                Portfolio      Portfolio      Portfolio     Portfolio       Portfolio
                                                (Class 2)      (Class 2)      (Class 2)     (Class 2)       (Class 2)
                                             ---------------- ------------  -------------- -----------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   133,215    $   (835,927)  $    268,318  $  (306,315)    $   (93,755)
   Net realized gains (losses)                    (254,467)      1,921,556      1,393,914     (371,018)       (945,204)
   Change in net unrealized
     appreciation (depreciation) of
     investments                                 1,039,623       9,500,043       (505,937)   3,721,193       1,273,714
                                               -----------    ------------   ------------  -----------     -----------
       Increase (decrease) in net
         assets from operations                    918,371      10,585,672      1,156,295    3,043,860         234,755
                                               -----------    ------------   ------------  -----------     -----------
From capital transactions:
   Net proceeds from units sold                      1,889         226,298        246,434      191,773          98,836
   Cost of units redeemed                       (1,644,350)     (8,491,296)   (10,770,833)  (4,283,796)     (1,859,289)
   Net transfers                                   738,652      (2,913,392)     1,342,146   (1,240,229)       (816,952)
   Contract maintenance charge                      (1,496)        (12,081)       (11,297)      (5,518)         (3,199)
   Adjustments to net assets allocated
     to contracts in payout period                    (763)           (981)           212         (287)            102
                                               -----------    ------------   ------------  -----------     -----------
       Increase (decrease) in net
         assets from capital
         transactions                             (906,068)    (11,191,452)    (9,193,338)  (5,338,057)     (2,580,502)
                                               -----------    ------------   ------------  -----------     -----------
Increase (decrease) in net assets                   12,303        (605,780)    (8,037,043)  (2,294,197)     (2,345,747)
Net assets at beginning of period                9,754,826      50,722,731     59,710,741   26,217,903      13,926,958
                                               -----------    ------------   ------------  -----------     -----------
Net assets at end of period                    $ 9,767,129    $ 50,116,951   $ 51,673,698  $23,923,706     $11,581,211
                                               ===========    ============   ============  ===========     ===========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                           66           4,118         11,801        5,786           2,166
   Units redeemed                                  (57,530)       (153,842)      (514,940)    (128,858)        (40,355)
   Units transferred                                25,079         (52,603)        63,841      (36,898)        (17,740)
                                               -----------    ------------   ------------  -----------     -----------
Increase (decrease) in units outstanding           (32,385)       (202,327)      (439,298)    (159,970)        (55,929)
Beginning units                                    362,705       1,074,162      2,894,272      863,723         306,705
                                               -----------    ------------   ------------  -----------     -----------
Ending units                                       330,320         871,835      2,454,974      703,753         250,776
                                               ===========    ============   ============  ===========     ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                Asset       Capital     Government and                     Natural
                                              Allocation  Appreciation   Quality Bond                     Resources
                                              Portfolio    Portfolio      Portfolio    Growth Portfolio   Portfolio
                                              (Class 3)    (Class 3)      (Class 3)       (Class 3)       (Class 3)
                                             -----------  ------------  -------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   386,697  $ (6,518,941)  $  2,943,959    $ (1,465,740)  $   (978,436)
   Net realized gains (losses)                   863,930    23,859,443     14,088,591      (5,913,748)    (9,535,036)
   Change in net unrealized
     appreciation (depreciation) of
     investments                               1,714,786    63,198,193     (5,113,900)     20,378,265     12,287,922
                                             -----------  ------------   ------------    ------------   ------------
       Increase (decrease) in net
         assets from operations                2,965,413    80,538,695     11,918,650      12,998,777      1,774,450
                                             -----------  ------------   ------------    ------------   ------------
From capital transactions:
   Net proceeds from units sold                2,158,672    14,978,306     29,062,913       2,246,830      3,806,085
   Cost of units redeemed                     (5,534,521)  (45,906,887)   (78,201,123)    (15,093,107)   (14,447,881)
   Net transfers                               2,654,313   (19,933,618)    61,200,858      (4,401,147)       227,234
   Contract maintenance charge                    (4,377)      (65,176)       (89,092)        (24,887)       (23,046)
   Adjustments to net assets allocated
     to contracts in payout period                (3,924)          275         (1,068)           (212)           230
                                             -----------  ------------   ------------    ------------   ------------
       Increase (decrease) in net
         assets from capital
         transactions                           (729,837)  (50,927,100)    11,972,488     (17,272,523)   (10,437,378)
                                             -----------  ------------   ------------    ------------   ------------
Increase (decrease) in net assets              2,235,576    29,611,595     23,891,138      (4,273,746)    (8,662,928)
Net assets at beginning of period             29,785,008   377,129,549    607,330,250     112,152,534    126,949,654
                                             -----------  ------------   ------------    ------------   ------------
Net assets at end of period                  $32,020,584  $406,741,144   $631,221,388    $107,878,788   $118,286,726
                                             ===========  ============   ============    ============   ============
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                    178,062     1,048,176      2,335,649         179,941        351,940
   Units redeemed                               (225,175)   (1,105,895)    (4,089,198)       (496,303)      (441,796)
   Units transferred                             166,817       (35,954)     4,050,042        (112,916)       189,525
                                             -----------  ------------   ------------    ------------   ------------
Increase (decrease) in units outstanding         119,704       (93,673)     2,296,493        (429,278)        99,669
Beginning units                                1,411,518    12,477,127     33,622,521       4,240,566      4,279,355
                                             -----------  ------------   ------------    ------------   ------------
Ending units                                   1,531,222    12,383,454     35,919,014       3,811,288      4,379,024
                                             ===========  ============   ============    ============   ============

                                              Aggressive                                Blue Chip     Capital
                                                Growth    Alliance Growth  Balanced      Growth       Growth
                                              Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
                                              (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                             -----------  --------------- -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (407,251)  $ (1,726,252)  $   (87,246) $  (118,261) $  (62,967)
   Net realized gains (losses)                  (454,467)      (876,538)     (510,844)     588,602     136,263
   Change in net unrealized
     appreciation (depreciation) of
     investments                               4,468,068     25,674,867     5,427,219      366,925     579,393
                                             -----------   ------------   -----------  -----------  ----------
       Increase (decrease) in net
         assets from operations                3,606,350     23,072,077     4,829,129      837,266     652,689
                                             -----------   ------------   -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                   62,305        521,949       258,804       13,369      24,409
   Cost of units redeemed                     (2,842,629)   (21,188,965)   (7,076,229)  (1,162,046)   (958,287)
   Net transfers                                (693,221)    (3,857,660)     (186,292)  (1,562,345)    118,728
   Contract maintenance charge                   (22,054)      (129,353)      (33,343)      (3,535)     (3,013)
   Adjustments to net assets allocated
     to contracts in payout period                21,175         13,940        (4,444)        (442)        458
                                             -----------   ------------   -----------  -----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions                         (3,474,424)   (24,640,089)   (7,041,504)  (2,714,999)   (817,705)
                                             -----------   ------------   -----------  -----------  ----------
Increase (decrease) in net assets                131,926     (1,568,012)   (2,212,375)  (1,877,733)   (165,016)
Net assets at beginning of period             25,562,835    159,262,670    44,378,775    8,492,720   5,501,152
                                             -----------   ------------   -----------  -----------  ----------
Net assets at end of period                  $25,694,761   $157,694,658   $42,166,400  $ 6,614,987  $5,336,136
                                             ===========   ============   ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                      4,335         15,137        14,716        2,024       3,063
   Units redeemed                               (201,954)      (600,234)     (401,541)    (175,616)   (119,216)
   Units transferred                             (49,598)      (109,146)       (8,443)    (239,675)     13,751
                                             -----------   ------------   -----------  -----------  ----------
Increase (decrease) in units outstanding        (247,217)      (694,243)     (395,268)    (413,267)   (102,402)
Beginning units                                1,999,119      5,058,971     2,673,699    1,414,787     755,156
                                             -----------   ------------   -----------  -----------  ----------
Ending units                                   1,751,902      4,364,728     2,278,431    1,001,520     652,754
                                             ===========   ============   ===========  ===========  ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                 Cash                                      "Dogs" of    Emerging       Equity
                                              Management   Corporate Bond  Davis Venture  Wall Street    Markets    Opportunities
                                              Portfolio      Portfolio    Value Portfolio  Portfolio    Portfolio     Portfolio
                                              (Class 1)      (Class 1)       (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                             ------------  -------------- --------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (859,461)  $  3,656,063   $ (3,003,901)  $   120,608  $  (408,397)  $  (175,086)
   Net realized gains (losses)                   (156,229)     3,941,378     25,416,204      (178,760)   2,715,155    (1,121,158)
   Change in net unrealized
     appreciation (depreciation) of
     investments                                   21,037      1,757,575     19,826,339     2,616,754    4,063,968     5,435,692
                                             ------------   ------------   ------------   -----------  -----------   -----------
       Increase (decrease) in net
         assets from operations                  (994,653)     9,355,016     42,238,642     2,558,602    6,370,726     4,139,448
                                             ------------   ------------   ------------   -----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                 1,685,617        330,148      1,604,125        70,509      149,687        58,709
   Cost of units redeemed                     (19,395,596)   (14,713,088)   (49,626,078)   (2,507,942)  (4,895,647)   (3,568,455)
   Net transfers                                3,188,059      1,384,901    (15,758,768)      327,756   (2,468,237)     (479,450)
   Contract maintenance charge                    (54,854)       (35,867)      (225,279)      (12,165)     (20,915)      (17,448)
   Adjustments to net assets allocated
     to contracts in payout period                (29,331)        17,528         20,432        14,236      (31,462)        6,431
                                             ------------   ------------   ------------   -----------  -----------   -----------
       Increase (decrease) in net
         assets from capital
         transactions                         (14,606,105)   (13,016,378)   (63,985,568)   (2,107,606)  (7,266,574)   (4,000,213)
                                             ------------   ------------   ------------   -----------  -----------   -----------
Increase (decrease) in net assets             (15,600,758)    (3,661,362)   (21,746,926)      450,996     (895,848)      139,235
Net assets at beginning of period              61,353,836    102,171,318    401,886,328    22,214,939   40,942,718    28,482,694
                                             ------------   ------------   ------------   -----------  -----------   -----------
Net assets at end of period                  $ 45,753,078   $ 98,509,956   $380,139,402   $22,665,935  $40,046,870   $28,621,929
                                             ============   ============   ============   ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                     130,841         14,194         44,629         5,331        8,098         3,114
   Units redeemed                              (1,506,674)      (559,860)    (1,379,150)     (170,795)    (266,839)     (175,709)
   Units transferred                              241,904         49,662       (431,591)       19,504     (134,060)      (24,067)
                                             ------------   ------------   ------------   -----------  -----------   -----------
Increase (decrease) in units outstanding       (1,133,929)      (496,004)    (1,766,112)     (145,960)    (392,801)     (196,662)
Beginning units                                 4,708,811      4,085,475     11,938,830     1,613,389    2,415,129     1,549,642
                                             ------------   ------------   ------------   -----------  -----------   -----------
Ending units                                    3,574,882      3,589,471     10,172,718     1,467,429    2,022,328     1,352,980
                                             ============   ============   ============   ===========  ===========   ===========

                                             Fundamental                                  Growth
                                               Growth     Global Bond  Global Equities Opportunities
                                              Portfolio    Portfolio      Portfolio      Portfolio
                                              (Class 1)    (Class 1)      (Class 1)      (Class 1)
                                             -----------  -----------  --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (643,072) $ 3,155,657    $  (397,469)   $  (167,505)
   Net realized gains (losses)                  (683,341)     983,997        486,445      1,029,506
   Change in net unrealized
     appreciation (depreciation) of
     investments                               6,986,650   (3,039,961)     6,999,663        776,947
                                             -----------  -----------    -----------    -----------
       Increase (decrease) in net
         assets from operations                5,660,237    1,099,693      7,088,639      1,638,948
                                             -----------  -----------    -----------    -----------
From capital transactions:
   Net proceeds from units sold                  104,502      254,096         69,940         21,974
   Cost of units redeemed                     (5,107,797)  (6,616,824)    (5,969,603)    (2,112,935)
   Net transfers                                (313,060)  (1,360,173)    (2,128,660)      (769,362)
   Contract maintenance charge                   (33,290)     (15,984)       (29,460)        (5,677)
   Adjustments to net assets allocated
     to contracts in payout period                (4,172)       1,568         (2,601)       (18,046)
                                             -----------  -----------    -----------    -----------
       Increase (decrease) in net
         assets from capital
         transactions                         (5,353,817)  (7,737,317)    (8,060,384)    (2,884,046)
                                             -----------  -----------    -----------    -----------
Increase (decrease) in net assets                306,420   (6,637,624)      (971,745)    (1,245,098)
Net assets at beginning of period             39,860,782   50,020,778     50,103,995     11,308,089
                                             -----------  -----------    -----------    -----------
Net assets at end of period                  $40,167,202  $43,383,154    $49,132,250    $10,062,991
                                             ===========  ===========    ===========    ===========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                      5,462       10,833          3,750          3,489
   Units redeemed                               (273,785)    (279,271)      (296,151)      (325,746)
   Units transferred                             (16,548)     (56,273)      (104,743)      (120,467)
                                             -----------  -----------    -----------    -----------
Increase (decrease) in units outstanding        (284,871)    (324,711)      (397,144)      (442,724)
Beginning units                                2,378,603    2,119,001      2,684,263      1,924,462
                                             -----------  -----------    -----------    -----------
Ending units                                   2,093,732    1,794,290      2,287,119      1,481,738
                                             ===========  ===========    ===========    ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                          International International   Marsico
                                                                           Diversified   Growth and     Focused
                                             Growth-Income   High-Yield     Equities       Income       Growth
                                               Portfolio   Bond Portfolio   Portfolio     Portfolio    Portfolio
                                               (Class 1)     (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                             ------------- -------------- ------------- ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    238,678   $  3,350,174   $  (217,960)  $   340,557  $  (178,557)
   Net realized gains (losses)                    600,349      3,382,376    (2,687,928)   (3,971,325)      97,821
   Change in net unrealized
     appreciation (depreciation) of
     investments                               14,717,349      3,224,346     8,688,466    11,442,002    1,371,198
                                             ------------   ------------   -----------   -----------  -----------
       Increase (decrease) in net
         assets from operations                15,556,376      9,956,896     5,782,578     7,811,234    1,290,462
                                             ------------   ------------   -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                   462,225        204,219       177,015       112,321       48,981
   Cost of units redeemed                     (18,355,021)   (10,362,862)   (4,820,265)   (5,858,104)  (1,555,734)
   Net transfers                               (3,359,826)     1,751,858    (1,724,074)   (2,037,914)     214,861
   Contract maintenance charge                    (83,995)       (28,754)      (20,464)      (23,708)      (6,733)
   Adjustments to net assets allocated
     to contracts in payout period                (28,396)       (10,920)       (9,526)      (12,601)       2,141
                                             ------------   ------------   -----------   -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                         (21,365,013)    (8,446,459)   (6,397,314)   (7,820,006)  (1,296,484)
                                             ------------   ------------   -----------   -----------  -----------
Increase (decrease) in net assets              (5,808,637)     1,510,437      (614,736)       (8,772)      (6,022)
Net assets at beginning of period             135,730,629     69,866,750    40,914,617    43,948,329   13,591,254
                                             ------------   ------------   -----------   -----------  -----------
Net assets at end of period                  $129,921,992   $ 71,377,187   $40,299,881   $43,939,557  $13,585,232
                                             ============   ============   ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                      15,504          9,245        15,248         8,253        3,925
   Units redeemed                                (598,759)      (422,977)     (406,807)     (456,114)    (124,810)
   Units transferred                             (106,761)        66,814      (144,151)     (154,245)      17,176
                                             ------------   ------------   -----------   -----------  -----------
Increase (decrease) in units outstanding         (690,016)      (346,918)     (535,710)     (602,106)    (103,709)
Beginning units                                 4,760,855      3,066,011     3,630,505     3,694,417    1,183,856
                                             ------------   ------------   -----------   -----------  -----------
Ending units                                    4,070,839      2,719,093     3,094,795     3,092,311    1,080,147
                                             ============   ============   ===========   ===========  ===========

                                                   MFS
                                              Massachusetts                     Mid-Cap
                                             Investors Trust    MFS Total       Growth     Real Estate  Technology
                                                Portfolio    Return Portfolio  Portfolio    Portfolio   Portfolio
                                                (Class 1)       (Class 1)      (Class 1)    (Class 1)   (Class 1)
                                             --------------- ---------------- -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (404,008)    $  1,723,575   $  (558,371) $  (161,146) $ (147,221)
   Net realized gains (losses)                   1,627,895           39,558       447,929   (1,376,697)    881,591
   Change in net unrealized
     appreciation (depreciation) of
     investments                                 6,912,422       12,229,392     4,959,520    6,594,563    (254,508)
                                               -----------     ------------   -----------  -----------  ----------
       Increase (decrease) in net
         assets from operations                  8,136,309       13,992,525     4,849,078    5,056,720     479,862
                                               -----------     ------------   -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                    184,989          481,575        97,401      110,641      23,175
   Cost of units redeemed                       (6,643,989)     (23,228,646)   (4,725,272)  (4,202,069)   (863,757)
   Net transfers                                (1,419,356)      (1,642,726)     (730,668)     428,302    (110,499)
   Contract maintenance charge                     (29,675)         (71,624)      (21,623)     (15,048)     (4,573)
   Adjustments to net assets allocated
     to contracts in payout period                   8,930         (102,857)      (14,376)       4,367         348
                                               -----------     ------------   -----------  -----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions                           (7,899,101)     (24,564,278)   (5,394,538)  (3,673,807)   (955,306)
                                               -----------     ------------   -----------  -----------  ----------
Increase (decrease) in net assets                  237,208      (10,571,753)     (545,460)   1,382,913    (475,444)
Net assets at beginning of period               49,597,158      153,695,095    35,043,178   33,576,000   8,920,359
                                               -----------     ------------   -----------  -----------  ----------
Net assets at end of period                    $49,834,366     $143,123,342   $34,497,718  $34,958,913  $8,444,915
                                               ===========     ============   ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                        7,421           16,372         8,280        4,351       9,308
   Units redeemed                                 (270,865)        (788,153)     (385,760)    (160,989)   (347,929)
   Units transferred                               (58,108)         (57,306)      (60,505)      17,087     (84,833)
                                               -----------     ------------   -----------  -----------  ----------
Increase (decrease) in units outstanding          (321,552)        (829,087)     (437,985)    (139,551)   (423,454)
Beginning units                                  2,223,359        5,513,417     3,150,103    1,419,027   3,930,256
                                               -----------     ------------   -----------  -----------  ----------
Ending units                                     1,901,807        4,684,330     2,712,118    1,279,476   3,506,802
                                               ===========     ============   ===========  ===========  ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                               Telecom                   Aggressive   Alliance                 Blue Chip
                                               Utility     Total Return    Growth      Growth      Balanced     Growth
                                              Portfolio   Bond Portfolio Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 1)     (Class 1)    (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                             -----------  -------------- ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   298,690   $  1,103,528  $  (52,711) $  (289,009) $  (27,196) $  (50,506)
   Net realized gains (losses)                  (146,603)     3,019,199      29,873    1,551,330     340,470     154,974
   Change in net unrealized
     appreciation (depreciation) of
     investments                               1,642,569       (189,520)    476,440    1,967,190     476,319     198,955
                                             -----------   ------------  ----------  -----------  ----------  ----------
       Increase (decrease) in net
         assets from operations                1,794,656      3,933,207     453,602    3,229,511     789,593     303,423
                                             -----------   ------------  ----------  -----------  ----------  ----------
From capital transactions:
   Net proceeds from units sold                   33,883        597,704       7,673       65,742      10,116      12,280
   Cost of units redeemed                     (1,906,354)   (12,357,948)   (456,762)  (3,533,808)   (961,282)   (575,451)
   Net transfers                                (948,127)     8,530,081    (131,202)    (790,685)    (32,891)     70,476
   Contract maintenance charge                    (8,200)       (26,621)       (969)      (6,767)     (2,422)       (936)
   Adjustments to net assets allocated
     to contracts in payout period                (3,469)        (8,448)         --         (177)         --          --
                                             -----------   ------------  ----------  -----------  ----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions                         (2,832,267)    (3,265,232)   (581,260)  (4,265,695)   (986,479)   (493,631)
                                             -----------   ------------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets             (1,037,611)       667,975    (127,658)  (1,036,184)   (196,886)   (190,208)
Net assets at beginning of period             16,911,434     71,432,521   3,258,203   22,661,038   7,315,909   3,100,051
                                             -----------   ------------  ----------  -----------  ----------  ----------
Net assets at end of period                  $15,873,823   $ 72,100,496  $3,130,545  $21,624,854  $7,119,023  $2,909,843
                                             ===========   ============  ==========  ===========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                      1,907         21,617         552        1,871         561       1,877
   Units redeemed                               (107,721)      (432,198)    (32,678)    (101,558)    (54,313)    (89,503)
   Units transferred                             (53,598)       296,324      (9,079)     (22,875)     (1,497)     11,032
                                             -----------   ------------  ----------  -----------  ----------  ----------
Increase (decrease) in units outstanding        (159,412)      (114,257)    (41,205)    (122,562)    (55,249)    (76,594)
Beginning units                                  996,622      2,573,355     259,544      731,288     443,648     529,797
                                             -----------   ------------  ----------  -----------  ----------  ----------
Ending units                                     837,210      2,459,098     218,339      608,726     388,399     453,203
                                             ===========   ============  ==========  ===========  ==========  ==========

                                               Capital       Cash
                                               Growth     Management    Corporate     Davis Venture
                                              Portfolio   Portfolio   Bond Portfolio Value Portfolio
                                              (Class 2)   (Class 2)     (Class 2)       (Class 2)
                                             ----------  -----------  -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (27,839) $  (295,312)  $ 1,020,585    $   (610,486)
   Net realized gains (losses)                  107,453     (146,985)    1,494,261       2,764,227
   Change in net unrealized
     appreciation (depreciation) of
     investments                                162,241       73,062       193,035       4,486,645
                                             ----------  -----------   -----------    ------------
       Increase (decrease) in net
         assets from operations                 241,855     (369,235)    2,707,881       6,640,386
                                             ----------  -----------   -----------    ------------
From capital transactions:
   Net proceeds from units sold                   1,150      330,998        69,115         169,627
   Cost of units redeemed                      (256,072)  (5,838,752)   (4,962,803)     (9,253,069)
   Net transfers                                (41,936)   1,660,868       509,748      (2,582,904)
   Contract maintenance charge                     (503)      (5,522)       (4,577)        (14,613)
   Adjustments to net assets allocated
     to contracts in payout period                   --          (91)          437           7,234
                                             ----------  -----------   -----------    ------------
       Increase (decrease) in net
         assets from capital
         transactions                          (297,361)  (3,852,499)   (4,388,080)    (11,673,725)
                                             ----------  -----------   -----------    ------------
Increase (decrease) in net assets               (55,506)  (4,221,734)   (1,680,199)     (5,033,339)
Net assets at beginning of period             2,105,184   20,728,242    30,470,985      64,611,242
                                             ----------  -----------   -----------    ------------
Net assets at end of period                  $2,049,678  $16,506,508   $28,790,786    $ 59,577,903
                                             ==========  ===========   ===========    ============
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                       145       26,072         2,646           4,691
   Units redeemed                               (32,381)    (459,570)     (192,311)       (258,686)
   Units transferred                             (6,216)     129,567        19,159         (72,310)
                                             ----------  -----------   -----------    ------------
Increase (decrease) in units outstanding        (38,452)    (303,931)     (170,506)       (326,305)
Beginning units                                 294,473    1,616,873     1,241,705       1,944,351
                                             ----------  -----------   -----------    ------------
Ending units                                    256,021    1,312,942     1,071,199       1,618,046
                                             ==========  ===========   ===========    ============

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                              "Dogs" of   Emerging       Equity                   Fundamental
                                             Wall Street   Markets    Opportunities Foreign Value   Growth    Global Bond
                                              Portfolio   Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                              (Class 2)   (Class 2)     (Class 2)     (Class 2)    (Class 2)   (Class 2)
                                             ----------- -----------  ------------- ------------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   23,924  $   (95,166)  $   (46,410)  $    73,651  $  (43,221) $   753,693
   Net realized gains (losses)                  (78,228)     617,642      (215,517)      (11,933)    159,667      256,228
   Change in net unrealized
     appreciation (depreciation) of
     investments                                787,280      615,714     1,041,525     3,991,944     244,459     (777,283)
                                             ----------  -----------   -----------   -----------  ----------  -----------
       Increase (decrease) in net
         assets from operations                 732,976    1,138,190       779,598     4,053,662     360,905      232,638
                                             ----------  -----------   -----------   -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                  19,986       16,423        14,934       122,683       2,807       54,228
   Cost of units redeemed                      (811,238)  (1,286,890)   (1,034,805)   (3,134,083)   (575,060)  (2,111,317)
   Net transfers                                  7,367     (890,000)      (11,170)   (1,463,890)     79,915      420,143
   Contract maintenance charge                   (1,697)      (2,002)       (1,628)       (5,071)       (770)      (1,657)
   Adjustments to net assets allocated
     to contracts in payout period                  (16)          --            90          (107)         --           --
                                             ----------  -----------   -----------   -----------  ----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                          (785,598)  (2,162,469)   (1,032,579)   (4,480,468)   (493,108)  (1,638,603)
                                             ----------  -----------   -----------   -----------  ----------  -----------
Increase (decrease) in net assets               (52,622)  (1,024,279)     (252,981)     (426,806)   (132,203)  (1,405,965)
Net assets at beginning of period             6,473,714    7,751,701     5,540,615    25,454,553   2,606,634   11,970,760
                                             ----------  -----------   -----------   -----------  ----------  -----------
Net assets at end of period                  $6,421,092  $ 6,727,422   $ 5,287,634   $25,027,747  $2,474,431  $10,564,795
                                             ==========  ===========   ===========   ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                     1,422          842           704         7,735         149        2,316
   Units redeemed                               (55,603)     (70,709)      (52,483)     (201,266)    (30,721)     (89,233)
   Units transferred                                 95      (49,805)         (289)      (89,338)      3,995       17,079
                                             ----------  -----------   -----------   -----------  ----------  -----------
Increase (decrease) in units outstanding        (54,086)    (119,672)      (52,068)     (282,869)    (26,577)     (69,838)
Beginning units                                 478,507      467,069       307,336     1,727,533     158,290      514,634
                                             ----------  -----------   -----------   -----------  ----------  -----------
Ending units                                    424,421      347,397       255,268     1,444,664     131,713      444,796
                                             ==========  ===========   ===========   ===========  ==========  ===========

                                               Global        Growth       Growth-
                                              Equities    Opportunities   Income       High-Yield
                                              Portfolio     Portfolio    Portfolio   Bond Portfolio
                                              (Class 2)     (Class 2)    (Class 2)     (Class 2)
                                             -----------  ------------- -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (55,153)  $  (66,389)  $     1,577   $   675,454
   Net realized gains (losses)                   (64,075)     462,384        49,125       414,708
   Change in net unrealized
     appreciation (depreciation) of
     investments                                 936,002      210,483     1,005,000     1,043,333
                                             -----------   ----------   -----------   -----------
       Increase (decrease) in net
         assets from operations                  816,774      606,478     1,055,702     2,133,495
                                             -----------   ----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                   11,727       11,800        50,454        16,828
   Cost of units redeemed                       (948,513)    (730,759)   (1,136,512)   (2,990,803)
   Net transfers                                (974,782)     (87,716)       71,524      (249,713)
   Contract maintenance charge                    (1,276)        (920)       (2,975)       (2,480)
   Adjustments to net assets allocated
     to contracts in payout period                (6,597)          --            (3)         (835)
                                             -----------   ----------   -----------   -----------
       Increase (decrease) in net
         assets from capital
         transactions                         (1,919,441)    (807,595)   (1,017,512)   (3,227,003)
                                             -----------   ----------   -----------   -----------
Increase (decrease) in net assets             (1,102,667)    (201,117)       38,190    (1,093,508)
Net assets at beginning of period              6,142,356    4,136,876     9,220,072    15,901,198
                                             -----------   ----------   -----------   -----------
Net assets at end of period                  $ 5,039,689   $3,935,759   $ 9,258,262   $14,807,690
                                             ===========   ==========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                        591        1,843         1,604           681
   Units redeemed                                (46,966)    (114,562)      (37,339)     (125,907)
   Units transferred                             (48,692)     (13,350)        2,513        (9,823)
                                             -----------   ----------   -----------   -----------
Increase (decrease) in units outstanding         (95,067)    (126,069)      (33,222)     (135,049)
Beginning units                                  333,190      716,500       327,138       712,383
                                             -----------   ----------   -----------   -----------
Ending units                                     238,123      590,431       293,916       577,334
                                             ===========   ==========   ===========   ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                         MFS
                                           International International   Marsico    Massachusetts
                                            Diversified   Growth and     Focused      Investors    MFS Total     Mid-Cap
                                             Equities       Income       Growth         Trust       Return       Growth
                                             Portfolio     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                             (Class 2)     (Class 2)    (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                           ------------- ------------- -----------  ------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $  (142,967)  $    45,104  $  (207,614)  $  (115,579) $   438,671  $  (257,185)
   Net realized gains (losses)                  518,590    (1,762,265)     (37,885)      970,968     (250,423)     870,276
   Change in net unrealized appreciation
   (depreciation) of investments              2,329,994     3,224,818    1,597,882       974,368    4,065,678    1,583,821
                                            -----------   -----------  -----------   -----------  -----------  -----------
     Increase (decrease) in net assets
       from operations                        2,705,617     1,507,657    1,352,383     1,829,757    4,253,926    2,196,912
                                            -----------   -----------  -----------   -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  82,704        54,039       12,328       122,993      129,133       39,546
   Cost of units redeemed                    (2,689,892)   (1,436,381)  (2,179,634)   (1,933,375)  (8,361,896)  (2,189,818)
   Net transfers                               (926,408)     (457,087)    (316,770)     (310,886)     278,505     (763,739)
   Contract maintenance charge                   (4,443)       (1,821)      (2,561)       (2,568)     (10,455)      (4,328)
   Adjustments to net assets allocated
    to contracts in payout period                   (23)           (1)          90            --          528       (1,211)
                                            -----------   -----------  -----------   -----------  -----------  -----------
     Increase (decrease) in net assets
       from capital transactions             (3,538,062)   (1,841,251)  (2,486,547)   (2,123,836)  (7,964,185)  (2,919,550)
                                            -----------   -----------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets              (832,445)     (333,594)  (1,134,164)     (294,079)  (3,710,259)    (722,638)
Net assets at beginning of period            19,413,669     8,692,564   14,335,763    11,161,526   48,060,159   16,199,999
                                            -----------   -----------  -----------   -----------  -----------  -----------
Net assets at end of period                 $18,581,224   $ 8,358,970  $13,201,599   $10,867,447  $44,349,900  $15,477,361
                                            ===========   ===========  ===========   ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                     6,799         4,333          940         4,893        4,413        3,182
   Units redeemed                              (228,583)     (112,776)    (175,793)      (78,801)    (286,237)    (179,514)
   Units transferred                            (76,442)      (34,292)     (25,709)      (11,238)      10,140      (62,024)
                                            -----------   -----------  -----------   -----------  -----------  -----------
Increase (decrease) in units outstanding       (298,226)     (142,735)    (200,562)      (85,146)    (271,684)    (238,356)
Beginning units                               1,752,957       738,771    1,269,464       505,516    1,742,450    1,470,105
                                            -----------   -----------  -----------   -----------  -----------  -----------
Ending units                                  1,454,731       596,036    1,068,902       420,370    1,470,766    1,231,749
                                            ===========   ===========  ===========   ===========  ===========  ===========

                                                          Small &
                                              Real        Mid Cap                  Telecom
                                             Estate        Value     Technology    Utility
                                            Portfolio    Portfolio   Portfolio    Portfolio
                                            (Class 2)    (Class 2)   (Class 2)    (Class 2)
                                           -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   (64,713) $  (234,569) $  (46,205) $   40,323
   Net realized gains (losses)                (361,479)   2,472,744     149,291      33,999
   Change in net unrealized appreciation
   (depreciation) of investments             1,842,321      822,456      84,378     183,678
                                           -----------  -----------  ----------  ----------
     Increase (decrease) in net assets
       from operations                       1,416,129    3,060,631     187,464     258,000
                                           -----------  -----------  ----------  ----------
From capital transactions:
   Net proceeds from units sold                107,617       84,062       5,372       4,375
   Cost of units redeemed                   (1,342,409)  (2,884,587)   (591,884)   (357,445)
   Net transfers                                40,368     (999,020)     63,233     (11,076)
   Contract maintenance charge                  (2,189)      (4,097)     (1,052)       (797)
   Adjustments to net assets allocated
    to contracts in payout period                   30       (5,895)        (62)         --
                                           -----------  -----------  ----------  ----------
     Increase (decrease) in net assets
       from capital transactions            (1,196,583)  (3,809,537)   (524,393)   (364,943)
                                           -----------  -----------  ----------  ----------
Increase (decrease) in net assets              219,546     (748,906)   (336,929)   (106,943)
Net assets at beginning of period            9,699,869   20,087,288   2,966,373   2,470,872
                                           -----------  -----------  ----------  ----------
Net assets at end of period                $ 9,919,415  $19,338,382  $2,629,444  $2,363,929
                                           ===========  ===========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                    4,036        4,141       2,065         248
   Units redeemed                              (52,464)    (143,360)   (239,824)    (20,430)
   Units transferred                             1,449      (50,303)     20,665        (899)
                                           -----------  -----------  ----------  ----------
Increase (decrease) in units outstanding       (46,979)    (189,522)   (217,094)    (21,081)
Beginning units                                418,375    1,089,065   1,332,185     148,760
                                           -----------  -----------  ----------  ----------
Ending units                                   371,396      899,543   1,115,091     127,679
                                           ===========  ===========  ==========  ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                   American
                                                                                     American        Funds       American
                                              Total                                 Funds Asset     Global         Funds
                                             Return      Aggressive    Alliance     Allocation      Growth        Growth
                                              Bond         Growth       Growth         SAST          SAST          SAST
                                            Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                            (Class 2)    (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                           -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   305,645  $  (304,538) $ (1,532,265) $   (196,033) $ (2,138,730) $ (3,217,345)
   Net realized gains (losses)                 734,545      626,602     5,303,184     1,831,638     1,194,424    (1,069,857)
   Change in net unrealized
    appreciation (depreciation) of
    investments                                (13,881)   2,162,443    11,532,845    13,222,625    72,857,184    41,670,660
                                           -----------  -----------  ------------  ------------  ------------  ------------
     Increase (decrease) in net assets
       from operations                       1,026,309    2,484,507    15,303,764    14,858,230    71,912,878    37,383,458
                                           -----------  -----------  ------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                126,750    1,444,577     2,124,055    12,463,092    19,125,233    16,295,550
   Cost of units redeemed                   (3,344,693)  (1,597,953)  (15,288,804)   (9,957,516)  (24,298,233)  (19,469,783)
   Net transfers                             2,950,791      399,609    (2,743,137)    4,726,236   (13,644,020)   (3,710,763)
   Contract maintenance charge                  (2,429)      (3,125)      (27,241)      (11,124)      (36,353)      (25,624)
   Adjustments to net assets allocated
    to contracts in payout period                  181           --           359            --           (92)          (47)
                                           -----------  -----------  ------------  ------------  ------------  ------------
     Increase (decrease) in net assets
       from capital transactions              (269,400)     243,108   (15,934,768)    7,220,688   (18,853,465)   (6,910,667)
                                           -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets              756,909    2,727,615      (631,004)   22,078,918    53,059,413    30,472,791
Net assets at beginning of period           19,724,689   17,292,016   106,577,860   101,357,620   350,782,674   234,636,328
                                           -----------  -----------  ------------  ------------  ------------  ------------
Net assets at end of period                $20,481,598  $20,019,631  $105,946,856  $123,436,538  $403,842,087  $265,109,119
                                           ===========  ===========  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                    4,438      159,636       148,886     1,141,599     1,729,629     1,547,096
   Units redeemed                             (119,005)    (122,102)     (470,994)     (905,624)   (2,173,019)   (1,831,100)
   Units transferred                           103,710       51,543         4,533       447,300    (1,085,835)     (287,983)
                                           -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding       (10,857)      89,077      (317,575)      683,275    (1,529,225)     (571,987)
Beginning units                                723,666    1,580,323     3,797,916    10,022,864    34,862,372    24,363,939
                                           -----------  -----------  ------------  ------------  ------------  ------------
Ending units                                   712,809    1,669,400     3,480,341    10,706,139    33,333,147    23,791,952
                                           ===========  ===========  ============  ============  ============  ============

                                             American
                                               Funds
                                              Growth-
                                              Income                   Blue Chip     Capital
                                               SAST       Balanced      Growth       Growth
                                             Portfolio    Portfolio    Portfolio    Portfolio
                                             (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                           ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   (722,379) $  (128,954) $(1,028,482) $  (648,149)
   Net realized gains (losses)               (2,166,946)   1,437,405    1,575,366      654,434
   Change in net unrealized
    appreciation (depreciation) of
    investments                              31,777,329    3,781,147    5,530,692    5,095,160
                                           ------------  -----------  -----------  -----------
     Increase (decrease) in net assets
       from operations                       28,888,004    5,089,598    6,077,576    5,101,445
                                           ------------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold              12,604,304   17,163,417    2,693,641    1,194,806
   Cost of units redeemed                   (17,106,286)  (4,291,101)  (4,509,703)  (4,754,432)
   Net transfers                             (3,805,820)  12,565,752    3,246,431   (1,491,791)
   Contract maintenance charge                  (22,837)      (6,101)      (6,043)      (6,966)
   Adjustments to net assets allocated
    to contracts in payout period                   385           36          366          114
                                           ------------  -----------  -----------  -----------
     Increase (decrease) in net assets
       from capital transactions             (8,330,254)  25,432,003    1,424,692   (5,058,269)
                                           ------------  -----------  -----------  -----------
Increase (decrease) in net assets            20,557,750   30,521,601    7,502,268       43,176
Net assets at beginning of period           189,664,824   35,694,977   60,434,273   43,383,733
                                           ------------  -----------  -----------  -----------
Net assets at end of period                $210,222,574  $66,216,578  $67,936,541  $43,426,909
                                           ============  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                 1,266,316    1,499,861      265,780      128,088
   Units redeemed                            (1,734,300)    (299,265)    (590,100)    (604,283)
   Units transferred                           (383,757)   1,015,893      376,375     (191,856)
                                           ------------  -----------  -----------  -----------
Increase (decrease) in units outstanding       (851,741)   2,216,489       52,055     (668,051)
Beginning units                              21,043,610    2,640,927    8,452,553    5,999,371
                                           ------------  -----------  -----------  -----------
Ending units                                 20,191,869    4,857,416    8,504,608    5,331,320
                                           ============  ===========  ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                           Davis
                                               Cash        Corporate      Venture     "Dogs" of     Emerging       Equity
                                            Management       Bond          Value     Wall Street     Markets    Opportunities
                                            Portfolio      Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                            (Class 3)      (Class 3)     (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                           ------------  ------------  ------------  -----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $ (2,567,714) $ 21,958,075  $ (5,116,607) $   194,821  $ (1,922,474)  $  (242,439)
   Net realized gains (losses)                 (809,457)   18,965,722    14,808,365    1,866,212     7,301,620    (1,135,170)
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  13,055    13,916,995    40,358,440    2,392,766    17,975,437     5,194,462
                                           ------------  ------------  ------------  -----------  ------------   -----------
     Increase (decrease) in net assets
       from operations                       (3,364,116)   54,840,792    50,050,198    4,453,799    23,354,583     3,816,853
                                           ------------  ------------  ------------  -----------  ------------   -----------
From capital transactions:
   Net proceeds from units sold              39,408,349    32,911,259    15,102,222    4,816,587     5,670,349     1,611,400
   Cost of units redeemed                   (86,299,694)  (65,681,312)  (54,447,997)  (4,242,202)  (14,219,471)   (4,692,290)
   Net transfers                             20,193,033    35,736,732       699,688    9,676,858    (4,971,478)    1,343,945
   Contract maintenance charge                  (34,533)      (75,091)      (77,365)      (4,526)      (21,536)       (5,203)
   Adjustments to net assets allocated
    to contracts in payout period                   404          (176)          381         (483)         (109)          144
                                           ------------  ------------  ------------  -----------  ------------   -----------
     Increase (decrease) in net assets
       from capital transactions            (26,732,441)    2,891,412   (38,723,071)  10,246,234   (13,542,245)   (1,742,004)
                                           ------------  ------------  ------------  -----------  ------------   -----------
Increase (decrease) in net assets           (30,096,557)   57,732,204    11,327,127   14,700,033     9,812,338     2,074,849
Net assets at beginning of period           190,669,336   578,591,304   477,761,383   33,635,609   141,712,285    26,076,886
                                           ------------  ------------  ------------  -----------  ------------   -----------
Net assets at end of period                $160,572,779  $636,323,508  $489,088,510  $48,335,642  $151,524,623   $28,151,735
                                           ============  ============  ============  ===========  ============   ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                 4,062,693     2,198,893     1,429,854      391,130       490,717       150,115
   Units redeemed                            (7,128,818)   (2,848,186)   (1,955,618)    (304,360)     (861,875)     (244,168)
   Units transferred                          1,226,290     2,248,686       743,495      724,916      (211,464)      110,288
                                           ------------  ------------  ------------  -----------  ------------   -----------
Increase (decrease) in units outstanding     (1,839,835)    1,599,393       217,731      811,686      (582,622)       16,235
Beginning units                              15,707,935    28,047,297    21,401,106    2,656,601     9,834,135     1,554,661
                                           ------------  ------------  ------------  -----------  ------------   -----------
Ending units                                 13,868,100    29,646,690    21,618,837    3,468,287     9,251,513     1,570,896
                                           ============  ============  ============  ===========  ============   ===========

                                              Foreign    Fundamental                  Global
                                               Value       Growth      Global Bond   Equities
                                             Portfolio    Portfolio     Portfolio    Portfolio
                                             (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                           ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $  1,481,626  $(1,186,795) $ 14,219,696  $  (299,103)
   Net realized gains (losses)               (8,904,653)   1,560,255     2,354,846     (402,226)
   Change in net unrealized
    appreciation (depreciation) of
    investments                              86,465,930    9,653,952   (12,559,980)   4,598,166
                                           ------------  -----------  ------------  -----------
     Increase (decrease) in net assets
       from operations                       79,042,903   10,027,412     4,014,562    3,896,837
                                           ------------  -----------  ------------  -----------
From capital transactions:
   Net proceeds from units sold              19,902,065    1,360,741    17,228,760    1,745,488
   Cost of units redeemed                   (39,533,646)  (7,725,552)  (20,212,331)  (3,327,740)
   Net transfers                            (12,964,341)  (2,212,739)   19,207,414     (426,719)
   Contract maintenance charge                  (65,244)     (11,018)      (19,179)      (3,391)
   Adjustments to net assets allocated
    to contracts in payout period                   249         (390)           44         (144)
                                           ------------  -----------  ------------  -----------
     Increase (decrease) in net assets
       from capital transactions            (32,660,917)  (8,588,958)   16,204,708   (2,012,506)
                                           ------------  -----------  ------------  -----------
Increase (decrease) in net assets            46,381,986    1,438,454    20,219,270    1,884,331
Net assets at beginning of period           446,498,835   70,790,422   189,229,931   26,612,803
                                           ------------  -----------  ------------  -----------
Net assets at end of period                $492,880,821  $72,228,876  $209,449,201  $28,497,134
                                           ============  ===========  ============  ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                 2,208,530      121,242     1,280,604      185,019
   Units redeemed                            (3,008,810)    (438,632)     (996,895)    (194,421)
   Units transferred                           (181,049)     (62,047)    1,272,517       13,198
                                           ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding       (981,329)    (379,437)    1,556,226        3,796
Beginning units                              38,431,577    4,652,711    10,182,828    1,969,956
                                           ------------  -----------  ------------  -----------
Ending units                                 37,450,248    4,273,274    11,739,054    1,973,752
                                           ============  ===========  ============  ===========

(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)



                                                                                    International International   Marsico
                                              Growth       Growth-     High-Yield    Diversified   Growth and     Focused
                                           Opportunities   Income         Bond        Equities       Income       Growth
                                             Portfolio    Portfolio    Portfolio      Portfolio     Portfolio    Portfolio
                                             (Class 3)    (Class 3)    (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                           ------------- -----------  ------------  ------------- ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $ (2,589,139) $    93,752  $  6,872,631  $ (1,410,544) $    825,124  $(1,206,192)
   Net realized gains (losses)               11,388,892    1,108,265     1,605,758    (2,578,819)  (29,080,747)   3,418,748
   Change in net unrealized
    appreciation (depreciation) of
    investments                              14,722,623    5,937,850     9,998,120    26,792,298    60,112,628    4,720,364
                                           ------------  -----------  ------------  ------------  ------------  -----------
     Increase (decrease) in net assets
       from operations                       23,522,376    7,139,867    18,476,509    22,802,935    31,857,005    6,932,920
                                           ------------  -----------  ------------  ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold               7,084,195   14,113,597    12,103,002     2,872,134     1,385,551    5,504,358
   Cost of units redeemed                   (11,570,799)  (5,110,373)  (16,780,282)  (19,435,702)  (18,643,496)  (5,221,856)
   Net transfers                              1,102,505   16,415,572    19,511,501    (7,949,595)  (13,461,606)   6,228,113
   Contract maintenance charge                  (17,241)      (8,264)      (16,342)      (34,854)      (27,837)      (8,267)
   Adjustments to net assets allocated
    to contracts in payout period                    30           52            19           (73)       (1,258)          41
                                           ------------  -----------  ------------  ------------  ------------  -----------
     Increase (decrease) in net assets
       from capital transactions             (3,401,310)  25,410,584    14,817,898   (24,548,090)  (30,748,646)   6,502,389
                                           ------------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets            20,121,066   32,550,451    33,294,407    (1,745,155)    1,108,359   13,435,309
Net assets at beginning of period           149,800,724   49,130,066   111,817,886   160,960,717   177,099,706   72,839,011
                                           ------------  -----------  ------------  ------------  ------------  -----------
Net assets at end of period                $169,921,790  $81,680,517  $145,112,293  $159,215,562  $178,208,065  $86,274,320
                                           ============  ===========  ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                   625,918    1,382,992     1,004,855       312,103       165,435      489,335
   Units redeemed                            (1,569,259)    (324,035)     (810,408)   (1,703,136)   (1,523,450)    (439,405)
   Units transferred                           (102,880)   1,295,600     1,217,953      (640,762)   (1,006,364)     556,673
                                           ------------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in units outstanding     (1,046,221)   2,354,557     1,412,400    (2,031,795)   (2,364,379)     606,603
Beginning units                              21,144,879    3,843,015     6,310,092    15,075,938    16,122,467    6,731,029
                                           ------------  -----------  ------------  ------------  ------------  -----------
Ending units                                 20,098,658    6,197,572     7,722,492    13,044,143    13,758,088    7,337,632
                                           ============  ===========  ============  ============  ============  ===========

                                                MFS                                    Protected
                                           Massachusetts                                 Asset
                                             Investors     MFS Total      Mid-Cap      Allocation
                                               Trust        Return        Growth          SAST
                                             Portfolio     Portfolio     Portfolio     Portfolio
                                             (Class 3)     (Class 3)     (Class 3)   (Class 3) /(3)/
                                           ------------- ------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $ (2,334,457) $  1,732,720  $ (1,577,499)   $   (5,128)
   Net realized gains (losses)                7,428,213    (3,251,202)    5,180,823           110
   Change in net unrealized
    appreciation (depreciation) of
    investments                              31,145,996    18,677,230     9,478,199        43,736
                                           ------------  ------------  ------------    ----------
     Increase (decrease) in net assets
       from operations                       36,239,752    17,158,748    13,081,523        38,718
                                           ------------  ------------  ------------    ----------
From capital transactions:
   Net proceeds from units sold              13,737,646     8,291,910     4,857,443     4,477,666
   Cost of units redeemed                   (16,751,385)  (26,194,987)  (10,197,408)       (4,419)
   Net transfers                              6,657,387     4,099,207       349,309       457,414
   Contract maintenance charge                  (23,188)      (33,319)      (15,379)           --
   Adjustments to net assets allocated
    to contracts in payout period                    76          (467)          (32)           --
                                           ------------  ------------  ------------    ----------
     Increase (decrease) in net assets
       from capital transactions              3,620,536   (13,837,656)   (5,006,067)    4,930,661
                                           ------------  ------------  ------------    ----------
Increase (decrease) in net assets            39,860,288     3,321,092     8,075,456     4,969,379
Net assets at beginning of period           205,594,177   190,169,901    91,978,433            --
                                           ------------  ------------  ------------    ----------
Net assets at end of period                $245,454,465  $193,490,993  $100,053,889    $4,969,379
                                           ============  ============  ============    ==========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                 1,211,174       710,555       394,590       448,498
   Units redeemed                              (938,540)   (1,009,865)     (839,706)         (442)
   Units transferred                            713,707       420,609        49,506        45,891
                                           ------------  ------------  ------------    ----------
Increase (decrease) in units outstanding        986,341       121,299      (395,610)      493,947
Beginning units                              13,925,334     8,183,114     8,396,213            --
                                           ------------  ------------  ------------    ----------
Ending units                                 14,911,675     8,304,413     8,000,603       493,947
                                           ============  ============  ============    ==========

(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)





                                                            Small &        Small       SunAmerica      SunAmerica
                                                            Mid Cap       Company       Dynamic         Dynamic
                                            Real Estate      Value         Value       Allocation       Strategy      Technology
                                             Portfolio     Portfolio     Portfolio     Portfolio       Portfolio      Portfolio
                                             (Class 3)     (Class 3)     (Class 3)   (Class 3) /(1)/ (Class 3) /(2)/  (Class 3)
                                           ------------  ------------  ------------  --------------  --------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $ (1,595,363) $ (5,597,469) $ (2,479,656) $    3,674,019   $    845,051   $  (341,507)
   Net realized gains (losses)                4,984,897    43,970,344     5,838,828          67,028        269,682     2,018,515
   Change in net unrealized
    appreciation (depreciation) of
    investments                              28,923,750    32,155,536    24,210,339      32,429,699        526,203      (438,436)
                                           ------------  ------------  ------------  --------------   ------------   -----------
     Increase (decrease) in net assets
       from operations                       32,313,284    70,528,411    27,569,511      36,170,746      1,640,936     1,238,572
                                           ------------  ------------  ------------  --------------   ------------   -----------
From capital transactions:
   Net proceeds from units sold               9,541,679    19,834,496     7,835,754   1,367,038,343    175,859,994     1,926,216
   Cost of units redeemed                   (20,528,587)  (41,522,238)  (13,651,371)    (23,620,445)    (1,056,434)   (2,976,317)
   Net transfers                              5,137,953   (10,327,318)   (1,820,216)    400,321,261     32,214,118      (851,463)
   Contract maintenance charge                  (30,756)      (63,532)      (20,298)         (1,141)          (116)       (4,222)
   Adjustments to net assets allocated
    to contracts in payout period                  (526)          400          (351)             --             --            --
                                           ------------  ------------  ------------  --------------   ------------   -----------
     Increase (decrease) in net assets
       from capital transactions             (5,880,237)  (32,078,192)   (7,656,482)  1,743,738,018    207,017,562    (1,905,786)
                                           ------------  ------------  ------------  --------------   ------------   -----------
Increase (decrease) in net assets            26,433,047    38,450,219    19,913,029   1,779,908,764    208,658,498      (667,214)
Net assets at beginning of period           212,996,370   430,137,080   170,417,984              --             --    20,765,489
                                           ------------  ------------  ------------  --------------   ------------   -----------
Net assets at end of period                $239,429,417  $468,587,299  $190,331,013  $1,779,908,764   $208,658,498   $20,098,275
                                           ============  ============  ============  ==============   ============   ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                 1,028,412     1,622,569       733,753     132,734,148     17,023,939       186,254
   Units redeemed                            (1,074,881)   (2,328,128)   (1,357,201)     (2,280,948)      (101,862)     (985,723)
   Units transferred                            694,888      (157,311)      (90,772)     38,746,175      3,111,241      (603,550)
                                           ------------  ------------  ------------  --------------   ------------   -----------
Increase (decrease) in units outstanding        648,419      (862,870)     (714,220)    169,199,375     20,033,318    (1,403,019)
Beginning units                              13,993,965    27,994,808    17,898,761              --             --     8,182,996
                                           ------------  ------------  ------------  --------------   ------------   -----------
Ending units                                 14,642,384    27,131,938    17,184,541     169,199,375     20,033,318     6,779,977
                                           ============  ============  ============  ==============   ============   ===========

                                                                        Invesco
                                                                          Van
                                                                        Kampen     Invesco Van
                                                            Total        V.I.         Kampen
                                             Telecom       Return      American        V.I.
                                             Utility        Bond       Franchise     Comstock
                                            Portfolio     Portfolio      Fund      Fund (Series
                                            (Class 3)     (Class 3)   (Series II)      II)
                                           -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   375,397  $ 10,822,940  $  (337,255) $   (215,534)
   Net realized gains (losses)                 572,530    12,667,016    1,970,373     4,538,137
   Change in net unrealized
    appreciation (depreciation) of
    investments                              1,277,131    11,946,944      805,443    47,297,322
                                           -----------  ------------  -----------  ------------
     Increase (decrease) in net assets
       from operations                       2,225,058    35,436,900    2,438,561    51,619,925
                                           -----------  ------------  -----------  ------------
From capital transactions:
   Net proceeds from units sold              1,701,186    72,799,947      488,363    12,558,307
   Cost of units redeemed                   (1,882,759)  (55,655,649)  (2,926,148)  (33,367,722)
   Net transfers                             1,381,863   124,620,693   (1,421,893)   (2,832,431)
   Contract maintenance charge                  (2,997)      (59,397)      (5,227)      (63,423)
   Adjustments to net assets allocated
    to contracts in payout period                   10            --           38       (25,773)
                                           -----------  ------------  -----------  ------------
     Increase (decrease) in net assets
       from capital transactions             1,197,303   141,705,594   (3,864,867)  (23,731,042)
                                           -----------  ------------  -----------  ------------
Increase (decrease) in net assets            3,422,361   177,142,494   (1,426,306)   27,888,883
Net assets at beginning of period           17,881,104   590,254,280   20,837,864   306,802,405
                                           -----------  ------------  -----------  ------------
Net assets at end of period                $21,303,465  $767,396,774  $19,411,558  $334,691,288
                                           ===========  ============  ===========  ============
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                  132,890     5,225,348       41,351     1,240,340
   Units redeemed                             (118,016)   (2,716,998)    (263,995)   (2,668,050)
   Units transferred                           104,918     7,450,242     (124,436)      (51,395)
                                           -----------  ------------  -----------  ------------
Increase (decrease) in units outstanding       119,792     9,958,592     (347,080)   (1,479,105)
Beginning units                              1,205,961    32,199,190    2,071,174    27,849,831
                                           -----------  ------------  -----------  ------------
Ending units                                 1,325,753    42,157,782    1,724,094    26,370,726
                                           ===========  ============  ===========  ============

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                            Invesco Van                             Government
                                              Kampen                                  & High
                                            V.I. Growth   Diversified    Equity      Quality                  LargeCap
                                            and Income   International   Income        Bond       Income       Blend
                                               Fund         Account      Account     Account      Account    Account II
                                            (Series II)    (Class 1)    (Class 1)   (Class 1)    (Class 1)   (Class 1)
                                           ------------  ------------- -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $ (1,438,777)  $   13,582   $   317,999  $  111,289  $   230,594  $   (3,632)
   Net realized gains (losses)                4,170,710     (315,431)      262,953      38,766      178,157      24,725
   Change in net unrealized
    appreciation (depreciation) of
    investments                              57,201,456      602,664     1,765,784     (44,146)     248,571     296,322
                                           ------------   ----------   -----------  ----------  -----------  ----------
     Increase (decrease) in net assets
       from operations                       59,933,389      300,815     2,346,736     105,909      657,322     317,415
                                           ------------   ----------   -----------  ----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold              15,451,872        7,917         8,280          --           --         396
   Cost of units redeemed                   (53,923,075)    (382,516)   (4,134,373)   (525,042)  (1,480,565)   (494,736)
   Net transfers                                885,474      (63,980)     (551,811)    258,207      482,562    (157,806)
   Contract maintenance charge                  (91,793)        (297)       (4,235)     (1,498)      (1,398)       (781)
   Adjustments to net assets allocated
    to contracts in payout period                (4,949)          --           290          70           44          81
                                           ------------   ----------   -----------  ----------  -----------  ----------
     Increase (decrease) in net assets
       from capital transactions            (37,682,471)    (438,876)   (4,681,849)   (268,263)    (999,357)   (652,846)
                                           ------------   ----------   -----------  ----------  -----------  ----------
Increase (decrease) in net assets            22,250,918     (138,061)   (2,335,113)   (162,354)    (342,035)   (335,431)
Net assets at beginning of period           485,240,590    1,988,938    22,105,657   4,588,705    8,906,531   2,424,975
                                           ------------   ----------   -----------  ----------  -----------  ----------
Net assets at end of period                $507,491,508   $1,850,877   $19,770,544  $4,426,351  $ 8,564,496  $2,089,544
                                           ============   ==========   ===========  ==========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                 1,475,576        1,350           803          --           --          56
   Units redeemed                            (3,892,341)     (60,997)     (385,240)    (62,178)    (150,320)    (68,640)
   Units transferred                            396,247       (9,836)      (51,612)     30,395       46,691     (21,837)
                                           ------------   ----------   -----------  ----------  -----------  ----------
Increase (decrease) in units outstanding     (2,020,518)     (69,483)     (436,049)    (31,783)    (103,629)    (90,421)
Beginning units                              39,373,354      342,059     2,214,082     554,000      944,655     376,012
                                           ------------   ----------   -----------  ----------  -----------  ----------
Ending units                                 37,352,836      272,576     1,778,033     522,217      841,026     285,591
                                           ============   ==========   ===========  ==========  ===========  ==========

                                                                               Principal
                                           LargeCap    MidCap       Money       Capital
                                            Growth      Blend      Market     Appreciation
                                            Account    Account     Account      Account
                                           (Class 1)  (Class 1)   (Class 1)    (Class 1)
                                           --------- ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $ (7,010) $  (17,912) $   (32,108) $   (42,161)
   Net realized gains (losses)               27,364     175,150           --      530,782
   Change in net unrealized
    appreciation (depreciation) of
    investments                              65,406     302,412           --      940,226
                                           --------  ----------  -----------  -----------
     Increase (decrease) in net assets
       from operations                       85,760     459,650      (32,108)   1,428,847
                                           --------  ----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  --          33       33,074          395
   Cost of units redeemed                   (65,599)   (569,162)  (1,299,399)  (1,797,070)
   Net transfers                            (30,670)   (368,228)     528,435     (211,039)
   Contract maintenance charge                 (329)       (596)      (1,091)      (2,608)
   Adjustments to net assets allocated
    to contracts in payout period                --          46           17          101
                                           --------  ----------  -----------  -----------
     Increase (decrease) in net assets
       from capital transactions            (96,598)   (937,907)    (738,964)  (2,010,221)
                                           --------  ----------  -----------  -----------
Increase (decrease) in net assets           (10,838)   (478,257)    (771,072)    (581,374)
Net assets at beginning of period           568,467   2,954,840    2,522,662   12,362,447
                                           --------  ----------  -----------  -----------
Net assets at end of period                $557,629  $2,476,583  $ 1,751,590  $11,781,073
                                           ========  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                    --           3        5,650           32
   Units redeemed                            (8,486)    (46,087)    (221,654)    (131,136)
   Units transferred                         (3,941)    (29,572)      90,957      (15,299)
                                           --------  ----------  -----------  -----------
Increase (decrease) in units outstanding    (12,427)    (75,656)    (125,047)    (146,403)
Beginning units                              83,870     263,324      423,329      972,571
                                           --------  ----------  -----------  -----------
Ending units                                 71,443     187,668      298,282      826,168
                                           ========  ==========  ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                              Real                       SAM          SAM          SAM          SAM
                                             Estate         SAM      Conservative Conservative  Flexible     Strategic
                                           Securities    Balanced      Balanced      Growth      Income       Growth
                                            Account      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                           (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                           ----------  ------------  ------------ ------------ -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $      294  $   (466,060) $   (50,550) $  (258,459) $   (40,236) $   (98,343)
   Net realized gains (losses)                (37,896)     (260,289)     189,584      (25,000)      25,830     (286,508)
   Change in net unrealized
    appreciation (depreciation) of
    investments                               178,173     6,704,595      561,017    3,097,564      927,803    1,451,726
                                           ----------  ------------  -----------  -----------  -----------  -----------
     Increase (decrease) in net assets
       from operations                        140,571     5,978,246      700,051    2,814,105      913,397    1,066,875
                                           ----------  ------------  -----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    --        13,117        5,748       21,239           --          785
   Cost of units redeemed                    (127,573)  (14,518,459)  (2,697,439)  (4,387,065)  (2,118,181)  (2,882,573)
   Net transfers                              140,869    (1,872,397)     241,431      (98,433)     307,148     (972,987)
   Contract maintenance charge                   (213)      (13,902)      (1,562)      (6,594)      (2,924)      (2,768)
   Adjustments to net assets allocated
    to contracts in payout period                  --           893          239          (73)       1,141           --
                                           ----------  ------------  -----------  -----------  -----------  -----------
     Increase (decrease) in net assets
       from capital transactions               13,083   (16,390,748)  (2,451,583)  (4,470,926)  (1,812,816)  (3,857,543)
                                           ----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets             153,654   (10,412,502)  (1,751,532)  (1,656,821)    (899,419)  (2,790,668)
Net assets at beginning of period             866,498    60,313,522    8,404,475   23,919,200   11,079,025    8,690,182
                                           ----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period                $1,020,152  $ 49,901,020  $ 6,652,943  $22,262,379  $10,179,606  $ 5,899,514
                                           ==========  ============  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                      --         1,173          713        1,697           --           68
   Units redeemed                              (5,861)   (1,270,794)    (315,524)    (382,513)    (210,540)    (237,306)
   Units transferred                            6,717      (166,807)      28,229       (9,093)      29,672      (81,494)
                                           ----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units outstanding          856    (1,436,428)    (286,582)    (389,909)    (180,868)    (318,732)
Beginning units                                44,982     5,636,060    1,034,653    2,274,776    1,153,093      790,817
                                           ----------  ------------  -----------  -----------  -----------  -----------
Ending units                                   45,838     4,199,632      748,071    1,884,867      972,225      472,085
                                           ==========  ============  ===========  ===========  ===========  ===========

                                             Short-    SmallCap
                                              Term      Growth    SmallCap   Diversified
                                             Income     Account     Value   International
                                             Account   II (Class  Account I    Account
                                            (Class 1)     1)      (Class 1)   (Class 2)
                                           ----------  ---------  --------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   10,731  $  (8,615) $ (1,318)   $  (1,057)
   Net realized gains (losses)                 36,023     38,057     5,857     (107,303)
   Change in net unrealized
    appreciation (depreciation) of
    investments                                37,361     51,620    31,932      219,087
                                           ----------  ---------  --------    ---------
     Increase (decrease) in net assets
       from operations                         84,115     81,062    36,471      110,727
                                           ----------  ---------  --------    ---------
From capital transactions:
   Net proceeds from units sold                    --         33        --           --
   Cost of units redeemed                    (409,476)  (139,698)  (19,728)    (472,515)
   Net transfers                             (292,192)   (40,026)   18,399     (113,470)
   Contract maintenance charge                   (555)      (121)      (47)        (130)
   Adjustments to net assets allocated
    to contracts in payout period                  75         41        --           --
                                           ----------  ---------  --------    ---------
     Increase (decrease) in net assets
       from capital transactions             (702,148)  (179,771)   (1,376)    (586,115)
                                           ----------  ---------  --------    ---------
Increase (decrease) in net assets            (618,033)   (98,709)   35,095     (475,388)
Net assets at beginning of period           2,747,274    586,911   185,291      945,852
                                           ----------  ---------  --------    ---------
Net assets at end of period                $2,129,241  $ 488,202  $220,386    $ 470,464
                                           ==========  =========  ========    =========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                      --          5        --           --
   Units redeemed                             (53,977)   (19,756)   (1,982)     (76,739)
   Units transferred                          (38,258)    (5,614)    1,803      (19,790)
                                           ----------  ---------  --------    ---------
Increase (decrease) in units outstanding      (92,235)   (25,365)     (179)     (96,529)
Beginning units                               370,913     93,742    20,677      169,230
                                           ----------  ---------  --------    ---------
Ending units                                  278,678     68,377    20,498       72,701
                                           ==========  =========  ========    =========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                        Government
                                                          & High                LargeCap
                                             Equity      Quality                  Blend   LargeCap   MidCap       Money
                                             Income        Bond       Income     Account   Growth     Blend      Market
                                             Account     Account      Account   II (Class  Account   Account     Account
                                            (Class 2)   (Class 2)    (Class 2)     2)     (Class 2) (Class 2)   (Class 2)
                                           -----------  ----------  ----------  --------- --------- ---------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   123,953  $   23,754  $   84,431  $ (2,989) $ (5,930) $  (6,255) $   (21,369)
   Net realized gains (losses)                (715,499)      9,125      70,880     1,143     1,943     49,989           --
   Change in net unrealized
    appreciation (depreciation) of
    investments                              1,824,022     (10,296)    111,957    65,984    55,804     64,635           --
                                           -----------  ----------  ----------  --------  --------  ---------  -----------
     Increase (decrease) in net assets
       from operations                       1,232,476      22,583     267,268    64,138    51,817    108,369      (21,369)
                                           -----------  ----------  ----------  --------  --------  ---------  -----------
From capital transactions:
   Net proceeds from units sold                102,164          --      22,505     3,748        --     62,500           --
   Cost of units redeemed                   (3,638,459)   (176,429)   (726,509)  (35,644)  (84,839)  (137,771)  (1,263,663)
   Net transfers                              (522,432)     63,689       4,308    12,498    52,438   (148,259)     816,728
   Contract maintenance charge                  (3,225)       (669)     (1,157)     (155)      (75)      (195)      (1,141)
   Adjustments to net assets allocated
    to contracts in payout period                   --          --         (31)       --        --         --        1,338
                                           -----------  ----------  ----------  --------  --------  ---------  -----------
     Increase (decrease) in net assets
       from capital transactions            (4,061,952)   (113,409)   (700,884)  (19,553)  (32,476)  (223,725)    (446,738)
                                           -----------  ----------  ----------  --------  --------  ---------  -----------
Increase (decrease) in net assets           (2,829,476)    (90,826)   (433,616)   44,585    19,341   (115,356)    (468,107)
Net assets at beginning of period           12,494,341   1,196,996   3,914,109   498,119   360,719    712,401    1,616,806
                                           -----------  ----------  ----------  --------  --------  ---------  -----------
Net assets at end of period                $ 9,664,865  $1,106,170  $3,480,493  $542,704  $380,060  $ 597,045  $ 1,148,699
                                           ===========  ==========  ==========  ========  ========  =========  ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                    9,959          --       2,327       536        --      5,408           --
   Units redeemed                             (353,024)    (22,363)    (77,246)   (5,270)  (11,368)   (11,709)    (220,928)
   Units transferred                           (52,984)      7,831         486     1,799     6,821    (12,549)     143,623
                                           -----------  ----------  ----------  --------  --------  ---------  -----------
Increase (decrease) in units outstanding      (396,049)    (14,532)    (74,433)   (2,935)   (4,547)   (18,850)     (77,305)
Beginning units                              1,315,624     150,782     428,684    80,396    55,249     66,063      280,795
                                           -----------  ----------  ----------  --------  --------  ---------  -----------
Ending units                                   919,575     136,250     354,251    77,461    50,702     47,213      203,490
                                           ===========  ==========  ==========  ========  ========  =========  ===========

                                            Principal      Real
                                             Capital      Estate       SAM
                                           Appreciation Securities  Balanced
                                             Account     Account    Portfolio
                                            (Class 2)   (Class 2)   (Class 2)
                                           ------------ ---------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $  (15,792)  $ (1,474) $  (501,529)
   Net realized gains (losses)                 (36,802)    12,845     (540,243)
   Change in net unrealized
    appreciation (depreciation) of
    investments                                291,060     25,306    5,396,926
                                            ----------   --------  -----------
     Increase (decrease) in net assets
       from operations                         238,466     36,677    4,355,154
                                            ----------   --------  -----------
From capital transactions:
   Net proceeds from units sold                  8,755         --       94,237
   Cost of units redeemed                     (735,722)   (65,742)  (7,070,916)
   Net transfers                               (72,138)     1,267     (577,162)
   Contract maintenance charge                    (722)      (177)      (9,865)
   Adjustments to net assets allocated
    to contracts in payout period                   --         --       (1,774)
                                            ----------   --------  -----------
     Increase (decrease) in net assets
       from capital transactions              (799,827)   (64,652)  (7,565,480)
                                            ----------   --------  -----------
Increase (decrease) in net assets             (561,361)   (27,975)  (3,210,326)
Net assets at beginning of period            2,272,474    262,236   43,608,829
                                            ----------   --------  -----------
Net assets at end of period                 $1,711,113   $234,261  $40,398,503
                                            ==========   ========  ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                      654         --        8,647
   Units redeemed                              (56,176)    (3,187)    (642,636)
   Units transferred                            (5,608)        62      (52,384)
                                            ----------   --------  -----------
Increase (decrease) in units outstanding       (61,130)    (3,125)    (686,373)
Beginning units                                187,210     13,900    4,211,032
                                            ----------   --------  -----------
Ending units                                   126,080     10,775    3,524,659
                                            ==========   ========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)





                                               SAM          SAM          SAM          SAM        Short-    SmallCap
                                           Conservative Conservative  Flexible     Strategic      Term      Growth   SmallCap
                                             Balanced      Growth      Income       Growth       Income     Account    Value
                                            Portfolio    Portfolio    Portfolio    Portfolio     Account      II     Account I
                                            (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)  (Class 2) (Class 2)
                                           ------------ ------------ -----------  -----------  ----------  --------- ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $  (66,120) $  (326,258) $   (67,840) $  (168,689) $    1,631  $ (3,758) $   (851)
   Net realized gains (losses)                 121,089     (278,276)     240,175     (618,777)     21,954     8,875     5,083
   Change in net unrealized
    appreciation (depreciation) of
    investments                                502,055    3,284,118      617,845    2,155,615      16,941    26,619    11,794
                                            ----------  -----------  -----------  -----------  ----------  --------  --------
     Increase (decrease) in net assets
       from operations                         557,024    2,679,584      790,180    1,368,149      40,526    31,736    16,026
                                            ----------  -----------  -----------  -----------  ----------  --------  --------
From capital transactions:
   Net proceeds from units sold                 62,512       35,767        2,213        3,768      23,601        --        --
   Cost of units redeemed                     (813,427)  (4,642,020)  (1,273,380)  (2,609,717)   (304,563)  (37,631)  (15,816)
   Net transfers                              (194,179)    (343,947)      82,530     (266,939)     (6,732)    1,224    (6,440)
   Contract maintenance charge                  (1,102)      (6,127)      (3,090)      (2,873)       (302)      (62)      (49)
   Adjustments to net assets allocated
    to contracts in payout period                   --           --       (1,421)          --          --        --        --
                                            ----------  -----------  -----------  -----------  ----------  --------  --------
     Increase (decrease) in net assets
       from capital transactions              (946,196)  (4,956,327)  (1,193,148)  (2,875,761)   (287,996)  (36,469)  (22,305)
                                            ----------  -----------  -----------  -----------  ----------  --------  --------
Increase (decrease) in net assets             (389,172)  (2,276,743)    (402,968)  (1,507,612)   (247,470)   (4,733)   (6,279)
Net assets at beginning of period            6,506,641   23,931,168    9,590,282   11,107,748   1,468,387   228,026    90,807
                                            ----------  -----------  -----------  -----------  ----------  --------  --------
Net assets at end of period                 $6,117,469  $21,654,425  $ 9,187,314  $ 9,600,136  $1,220,917  $223,293  $ 84,528
                                            ==========  ===========  ===========  ===========  ==========  ========  ========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                    7,613        3,291          239          321       3,192        --        --
   Units redeemed                              (90,008)    (425,094)    (130,398)    (228,627)    (41,255)   (5,620)   (1,640)
   Units transferred                           (23,545)     (30,184)       8,661      (21,676)       (918)      210      (644)
                                            ----------  -----------  -----------  -----------  ----------  --------  --------
Increase (decrease) in units outstanding      (105,940)    (451,987)    (121,498)    (249,982)    (38,981)   (5,410)   (2,284)
Beginning units                                809,698    2,355,367    1,029,599    1,049,258     202,891    37,685    10,334
                                            ----------  -----------  -----------  -----------  ----------  --------  --------
Ending units                                   703,758    1,903,380      908,101      799,276     163,910    32,275     8,050
                                            ==========  ===========  ===========  ===========  ==========  ========  ========

                                                        Columbia
                                            Columbia    Variable    Columbia
                                            Variable   Portfolio -  Variable
                                           Portfolio -    Small    Portfolio -
                                              Asset      Company      High
                                           Allocation    Growth      Income
                                              Fund        Fund        Fund
                                            (Class 1)   (Class 1)   (Class 1)
                                           ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $   6,693  $  (19,829) $ 1,074,729
   Net realized gains (losses)                (23,562)     23,567      570,696
   Change in net unrealized
    appreciation (depreciation) of
    investments                               117,066     129,448    1,039,927
                                            ---------  ----------  -----------
     Increase (decrease) in net assets
       from operations                        100,197     133,186    2,685,352
                                            ---------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                    --       1,455       42,778
   Cost of units redeemed                    (309,668)   (269,286)  (3,901,018)
   Net transfers                              (73,032)    (58,904)    (206,955)
   Contract maintenance charge                   (192)       (213)      (3,221)
   Adjustments to net assets allocated
    to contracts in payout period                  --          --            1
                                            ---------  ----------  -----------
     Increase (decrease) in net assets
       from capital transactions             (382,892)   (326,948)  (4,068,415)
                                            ---------  ----------  -----------
Increase (decrease) in net assets            (282,695)   (193,762)  (1,383,063)
Net assets at beginning of period             981,636   1,344,410   22,135,020
                                            ---------  ----------  -----------
Net assets at end of period                 $ 698,941  $1,150,648  $20,751,957
                                            =========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                      --         127        2,065
   Units redeemed                             (24,867)    (21,881)    (190,336)
   Units transferred                           (6,000)     (4,598)      (8,189)
                                            ---------  ----------  -----------
Increase (decrease) in units outstanding      (30,867)    (26,352)    (196,460)
Beginning units                                85,693     117,875    1,149,751
                                            ---------  ----------  -----------
Ending units                                   54,826      91,523      953,291
                                            =========  ==========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                            Columbia                 Columbia                 Columbia
                                            Variable     Columbia    Variable    Columbia     Variable     Columbia
                                           Portfolio -   Variable   Portfolio -  Variable    Portfolio -   Variable
                                             Marsico    Portfolio -   Marsico   Portfolio -    Marsico    Portfolio -
                                             Focused      Marsico      21st       Mid Cap   International  Dividend
                                            Equities      Growth      Century     Growth    Opportunities Opportunity
                                              Fund         Fund        Fund        Fund         Fund         Fund
                                            (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 2)    (Class 1)
                                           -----------  ----------- ----------- ----------- ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $  (403,008) $  (22,214) $  (18,990)  $ (10,010)  $  (17,627)  $  (42,651)
   Net realized gains (losses)               2,382,560     194,302      19,836      98,416     (391,873)    (321,424)
   Change in net unrealized
    appreciation (depreciation) of
    investments                              1,344,900     109,710     131,173     (14,794)     830,615      699,151
                                           -----------  ----------  ----------   ---------   ----------   ----------
     Increase (decrease) in net assets
       from operations                       3,324,452     281,798     132,019      73,612      421,115      335,076
                                           -----------  ----------  ----------   ---------   ----------   ----------
From capital transactions:
   Net proceeds from units sold                 67,666       2,043          --          --        1,591        1,178
   Cost of units redeemed                   (4,780,751)   (373,160)   (139,771)   (158,424)    (645,869)    (541,088)
   Net transfers                              (991,167)   (300,529)   (173,500)   (141,943)    (261,955)    (139,383)
   Contract maintenance charge                  (5,143)       (483)        (98)       (127)        (398)        (439)
   Adjustments to net assets allocated
    to contracts in payout period                  127          --          --          --           --           --
                                           -----------  ----------  ----------   ---------   ----------   ----------
     Increase (decrease) in net assets
       from capital transactions            (5,709,268)   (672,129)   (313,369)   (300,494)    (906,631)    (679,732)
                                           -----------  ----------  ----------   ---------   ----------   ----------
Increase (decrease) in net assets           (2,384,816)   (390,331)   (181,350)   (226,882)    (485,516)    (344,656)
Net assets at beginning of period           31,888,262   2,590,925   1,280,717     736,612    2,907,894    2,842,827
                                           -----------  ----------  ----------   ---------   ----------   ----------
Net assets at end of period                $29,503,446  $2,200,594  $1,099,367   $ 509,730   $2,422,378   $2,498,171
                                           ===========  ==========  ==========   =========   ==========   ==========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                    6,060         178          --          --          101          104
   Units redeemed                             (397,745)    (32,425)     (9,471)    (13,692)     (40,170)     (47,397)
   Units transferred                           (78,928)    (25,151)    (11,562)    (11,768)     (15,746)     (12,090)
                                           -----------  ----------  ----------   ---------   ----------   ----------
Increase (decrease) in units outstanding      (470,613)    (57,398)    (21,033)    (25,460)     (55,815)     (59,383)
Beginning units                              2,932,795     248,363      96,971      69,236      198,806      272,913
                                           -----------  ----------  ----------   ---------   ----------   ----------
Ending units                                 2,462,182     190,965      75,938      43,776      142,991      213,530
                                           ===========  ==========  ==========   =========   ==========   ==========




                                              Asset         Global                      Growth-
                                            Allocation      Growth        Growth        Income
                                               Fund          Fund          Fund          Fund
                                            (Class 2)      (Class 2)     (Class 2)     (Class 2)
                                           ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $    220,394  $ (1,804,495) $ (2,823,759) $    (90,770)
   Net realized gains (losses)                2,343,033     7,593,712     6,184,128     3,426,834
   Change in net unrealized
    appreciation (depreciation) of
    investments                               7,305,108    41,419,811    48,749,836    47,116,389
                                           ------------  ------------  ------------  ------------
     Increase (decrease) in net assets
       from operations                        9,868,535    47,209,028    52,110,205    50,452,453
                                           ------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                 227,173     1,043,420     1,010,943     1,271,785
   Cost of units redeemed                   (10,866,649)  (36,495,845)  (50,098,214)  (52,456,496)
   Net transfers                             (1,758,923)  (15,393,257)  (19,621,669)  (12,881,588)
   Contract maintenance charge                  (38,034)      (69,852)      (95,508)     (106,153)
   Adjustments to net assets allocated
    to contracts in payout period                 5,837       (55,901)      (79,916)      (80,939)
                                           ------------  ------------  ------------  ------------
     Increase (decrease) in net assets
       from capital transactions            (12,430,596)  (50,971,435)  (68,884,364)  (64,253,391)
                                           ------------  ------------  ------------  ------------
Increase (decrease) in net assets            (2,562,061)   (3,762,407)  (16,774,159)  (13,800,938)
Net assets at beginning of period            72,609,243   248,764,306   344,935,437   344,899,767
                                           ------------  ------------  ------------  ------------
Net assets at end of period                $ 70,047,182  $245,001,899  $328,161,278  $331,098,829
                                           ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                    13,004        46,450        49,166        73,718
   Units redeemed                              (631,919)   (1,601,322)   (2,444,626)   (3,046,066)
   Units transferred                           (102,008)     (665,731)     (947,283)     (734,439)
                                           ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding       (720,923)   (2,220,603)   (3,342,743)   (3,706,787)
Beginning units                               4,592,849    12,096,803    18,577,732    21,845,814
                                           ------------  ------------  ------------  ------------
Ending units                                  3,871,926     9,876,200    15,234,989    18,139,027
                                           ============  ============  ============  ============

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)



                                              Asset         Cash                      Growth-       High-
                                            Allocation   Management     Growth        Income       Income     International
                                               Fund         Fund         Fund          Fund       Bond Fund       Fund
                                            (Class 3)    (Class 3)     (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                           -----------  -----------  ------------  ------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   239,337  $  (143,537) $   (892,155) $    509,083  $ 1,181,861   $    78,786
   Net realized gains (losses)                 332,343      (41,745)   (1,106,043)   (3,574,677)   1,283,155      (687,370)
   Change in net unrealized
    appreciation (depreciation) of
    investments                              4,699,282        3,947    31,574,284    29,101,675      (39,688)    7,262,938
                                           -----------  -----------  ------------  ------------  -----------   -----------
     Increase (decrease) in net assets
       from operations                       5,270,962     (181,335)   29,576,086    26,036,081    2,425,328     6,654,354
                                           -----------  -----------  ------------  ------------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                 69,337        9,063        92,258       166,298       17,322        16,644
   Cost of units redeemed                   (5,684,406)  (2,706,274)  (21,084,065)  (23,727,924)  (2,614,545)   (4,957,259)
   Net transfers                               869,092    1,408,616    (8,229,570)   (6,354,038)     892,356    (1,475,924)
   Contract maintenance charge                 (15,528)      (6,652)      (78,133)      (82,367)      (9,002)      (17,262)
   Adjustments to net assets allocated
    to contracts in payout period              (12,736)      (1,399)      403,236       179,734       40,913       (20,913)
                                           -----------  -----------  ------------  ------------  -----------   -----------
     Increase (decrease) in net assets
       from capital transactions            (4,774,241)  (1,296,646)  (28,896,274)  (29,818,297)  (1,672,956)   (6,454,714)
                                           -----------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets              496,721   (1,477,981)      679,812    (3,782,216)     752,372       199,640
Net assets at beginning of period           37,221,998   11,890,437   188,708,917   172,210,686   20,491,234    43,473,502
                                           -----------  -----------  ------------  ------------  -----------   -----------
Net assets at end of period                $37,718,719  $10,412,456  $189,388,729  $168,428,470  $21,243,606   $43,673,142
                                           ===========  ===========  ============  ============  ===========   ===========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                    1,413          424           494         1,367          205           370
   Units redeemed                             (110,104)    (126,951)     (111,705)     (184,963)     (30,484)     (106,476)
   Units transferred                            16,998       66,103       (43,475)      (49,143)      10,548       (31,617)
                                           -----------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in units outstanding       (91,693)     (60,424)     (154,686)     (232,739)     (19,731)     (137,723)
Beginning units                                785,780      551,224     1,105,433     1,470,881      253,203     1,006,795
                                           -----------  -----------  ------------  ------------  -----------   -----------
Ending units                                   694,087      490,800       950,747     1,238,142      233,472       869,072
                                           ===========  ===========  ============  ============  ===========   ===========

                                                                                        Sterling
                                                 U.S.        Growth and     Mid Cap     Capital
                                           Government/AAA-     Income        Stock       Select
                                           Rated Securities  Portfolio     Portfolio     Equity
                                            Fund (Class 3)   (Class VC)    (Class VC)     VIF
                                           ---------------- ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (63,467)   $ (1,547,776) $  (230,530) $   (7,271)
   Net realized gains (losses)                 1,064,694      (4,936,983)    (406,575)    (97,923)
   Change in net unrealized
    appreciation (depreciation) of
    investments                                 (855,240)     30,936,836    3,697,614     255,030
                                             -----------    ------------  -----------  ----------
     Increase (decrease) in net assets
       from operations                           145,987      24,452,077    3,060,509     149,836
                                             -----------    ------------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                   79,814       6,069,074       46,298         255
   Cost of units redeemed                     (3,057,427)    (24,704,296)  (4,057,197)   (154,318)
   Net transfers                              (1,154,633)        936,654   (1,462,211)   (317,806)
   Contract maintenance charge                    (8,859)        (46,023)     (15,560)       (203)
   Adjustments to net assets allocated
    to contracts in payout period                   (551)        (10,401)         (45)         --
                                             -----------    ------------  -----------  ----------
     Increase (decrease) in net assets
       from capital transactions              (4,141,656)    (17,754,992)  (5,488,715)   (472,072)
                                             -----------    ------------  -----------  ----------
Increase (decrease) in net assets             (3,995,669)      6,697,085   (2,428,206)   (322,236)
Net assets at beginning of period             23,809,754     240,195,562   26,314,421   1,391,970
                                             -----------    ------------  -----------  ----------
Net assets at end of period                  $19,814,085    $246,892,647  $23,886,215  $1,069,734
                                             ===========    ============  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN
 UNITS OUTSTANDING:
   Units sold                                      1,984         658,061        3,246          26
   Units redeemed                                (75,886)     (2,184,664)    (292,742)    (16,551)
   Units transferred                             (28,805)        234,189     (106,117)    (34,375)
                                             -----------    ------------  -----------  ----------
Increase (decrease) in units outstanding        (102,707)     (1,292,414)    (395,613)    (50,900)
Beginning units                                  591,640      23,295,497    2,028,107     161,090
                                             -----------    ------------  -----------  ----------
Ending units                                     488,933      22,003,083    1,632,494     110,190
                                             ===========    ============  ===========  ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                                  Franklin
                                                         Sterling                                               Templeton VIP
                                                         Capital                   Wilmington                     Founding
                                           Sterling     Strategic     Sterling       Managed    Franklin Income     Funds
                                        Capital Special Allocation  Capital Total  Allocation     Securities     Allocation
                                         Opportunities    Equity     Return Bond  Fund-Moderate      Fund           Fund
                                              VIF          VIF           VIF        Growth II      (Class 2)      (Class 2)
                                        --------------- ----------  ------------- ------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $  (168,562)  $  (10,954)  $   94,235       $  (5)     $  5,697,642    $   542,055
   Net realized gains (losses)              1,069,212      (36,246)     303,585          67           902,314        858,275
   Change in net unrealized
     appreciation
       (depreciation) of
         investments                          564,874      222,749      (72,720)        (58)        5,112,658      4,099,935
                                          -----------   ----------   ----------       -----      ------------    -----------
       Increase (decrease) in net
         assets from operations             1,465,524      175,549      325,100           4        11,712,614      5,500,265
                                          -----------   ----------   ----------       -----      ------------    -----------
From capital transactions:
   Net proceeds from units sold                51,778        1,993       22,531          --        18,414,217      2,243,541
   Cost of units redeemed                  (1,277,603)    (132,461)    (750,789)         --       (10,264,591)    (5,180,044)
   Net transfers                           (1,755,861)    (100,635)     174,269        (261)       11,632,455        976,756
   Contract maintenance charge                 (1,201)        (317)        (940)        (48)          (10,841)        (5,329)
   Adjustments to net assets
     allocated to contracts in
     payout period                                 --           --           --          --                --             --
                                          -----------   ----------   ----------       -----      ------------    -----------
       Increase (decrease) in net
         assets from capital
         transactions                      (2,982,887)    (231,420)    (554,929)       (309)       19,771,240     (1,965,076)
                                          -----------   ----------   ----------       -----      ------------    -----------
Increase (decrease) in net assets          (1,517,363)     (55,871)    (229,829)       (305)       31,483,854      3,535,189
Net assets at beginning of period          13,013,539    1,554,013    7,732,666         305        95,709,571     41,094,450
                                          -----------   ----------   ----------       -----      ------------    -----------
Net assets at end of period               $11,496,176   $1,498,142   $7,502,837       $  --      $127,193,425    $44,629,639
                                          ===========   ==========   ==========       =====      ============    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   3,372          196        1,717          --         1,672,147        237,419
   Units redeemed                             (83,234)     (13,265)     (57,261)         (5)         (922,006)      (544,885)
   Units transferred                         (117,560)      (9,757)      12,173         (29)        1,057,938        107,620
                                          -----------   ----------   ----------       -----      ------------    -----------
Increase (decrease) in units
  outstanding                                (197,422)     (22,826)     (43,371)        (34)        1,808,079       (199,846)
Beginning units                               916,394      167,616      600,917          34         9,098,783      4,603,619
                                          -----------   ----------   ----------       -----      ------------    -----------
Ending units                                  718,972      144,790      557,546          --        10,906,862      4,403,773
                                          ===========   ==========   ==========       =====      ============    ===========



                                         Allocation    Allocation     Allocation     Allocation
                                          Balanced       Growth        Moderate       Moderate     Real Return
                                         Portfolio     Portfolio   Growth Portfolio  Portfolio      Portfolio
                                         (Class 3)     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                        ------------  -----------  ---------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   (397,473) $  (112,112)   $   (636,662)  $   (554,065) $  3,087,473
   Net realized gains (losses)             1,259,740       59,477       1,778,721      1,542,189     1,518,196
   Change in net unrealized
     appreciation
       (depreciation) of
         investments                       8,330,820    1,738,119      15,202,033     12,235,331       306,066
                                        ------------  -----------    ------------   ------------  ------------
       Increase (decrease) in net
         assets from operations            9,193,087    1,685,484      16,344,092     13,223,455     4,911,735
                                        ------------  -----------    ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold           21,529,087    3,723,380      16,531,911     17,409,914    28,146,549
   Cost of units redeemed                 (6,408,704)    (543,088)     (7,309,993)    (7,688,496)  (15,036,436)
   Net transfers                          16,948,315     (300,714)     11,446,138     15,316,960    50,123,671
   Contract maintenance charge               (11,247)      (1,229)        (17,290)       (15,490)      (19,244)
   Adjustments to net assets
     allocated to contracts in
     payout period                                --           --              --             --            --
                                        ------------  -----------    ------------   ------------  ------------
       Increase (decrease) in net
         assets from capital
         transactions                     32,057,451    2,878,349      20,650,766     25,022,888    63,214,540
                                        ------------  -----------    ------------   ------------  ------------
Increase (decrease) in net assets         41,250,538    4,563,833      36,994,858     38,246,343    68,126,275
Net assets at beginning of period         86,485,664   12,402,687     136,999,346    120,030,610   197,603,434
                                        ------------  -----------    ------------   ------------  ------------
Net assets at end of period             $127,736,202  $16,966,520    $173,994,204   $158,276,953  $265,729,709
                                        ============  ===========    ============   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                              1,821,712      331,774       1,486,972      1,511,180     2,339,392
   Units redeemed                           (534,103)     (48,688)       (648,444)      (658,782)   (1,246,470)
   Units transferred                       1,429,341      (24,585)      1,018,762      1,311,184     4,154,974
                                        ------------  -----------    ------------   ------------  ------------
Increase (decrease) in units
  outstanding                              2,716,950      258,501       1,857,290      2,163,582     5,247,896
Beginning units                            7,633,479    1,220,227      12,970,069     10,906,627    16,606,426
                                        ------------  -----------    ------------   ------------  ------------
Ending units                              10,350,429    1,478,728      14,827,359     13,070,209    21,854,322
                                        ============  ===========    ============   ============  ============

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011


                                                                Capital     Government and                     Natural
                                             Asset Allocation Appreciation   Quality Bond                     Resources
                                                Portfolio      Portfolio      Portfolio    Growth Portfolio   Portfolio
                                                (Class 1)      (Class 1)      (Class 1)       (Class 1)       (Class 1)
                                             ---------------- ------------  -------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  1,583,036   $ (4,906,923)  $  2,123,623    $   (801,881)  $   (694,316)
   Net realized gains (losses)                     (956,896)      (175,970)     1,777,377     (10,456,752)    14,600,815
   Change in net unrealized appreciation
       (depreciation) of investments             (1,311,874)   (18,757,854)     3,376,070       3,569,252    (31,931,763)
                                               ------------   ------------   ------------    ------------   ------------
       Increase (decrease) in net
         assets from operations                    (685,734)   (23,840,747)     7,277,070      (7,689,381)   (18,025,264)
                                               ------------   ------------   ------------    ------------   ------------
From capital transactions:
   Net proceeds from units sold                     992,082        921,185        334,137         256,448        297,174
   Cost of units redeemed                       (19,427,174)   (46,837,757)   (26,148,706)    (15,107,706)    (9,128,017)
   Net transfers                                 (2,177,642)    (6,923,477)    (4,392,448)     (4,251,109)    (3,136,242)
   Contract maintenance charge                      (60,568)      (164,444)       (62,237)        (51,508)       (32,200)
                                               ------------   ------------   ------------    ------------   ------------
       Increase (decrease) in net
         assets from capital
         transactions                           (20,673,302)   (53,004,493)   (30,269,254)    (19,153,875)   (11,999,285)
                                               ------------   ------------   ------------    ------------   ------------
Increase (decrease) in net assets               (21,359,036)   (76,845,240)   (22,992,184)    (26,843,256)   (30,024,549)
Net assets at beginning of period               148,047,003    339,813,674    153,478,309     110,972,743     91,874,923
                                               ------------   ------------   ------------    ------------   ------------
Net assets at end of period                    $126,687,967   $262,968,434   $130,486,125    $ 84,129,487   $ 61,850,374
                                               ============   ============   ============    ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        37,945         18,185         17,045           8,231          5,605
   Units redeemed                                  (699,535)      (897,324)    (1,297,111)       (463,400)      (164,749)
   Units transferred                                (82,677)      (159,038)      (229,246)       (138,021)       (63,113)
                                               ------------   ------------   ------------    ------------   ------------
Increase (decrease) in units outstanding           (744,267)    (1,038,177)    (1,509,312)       (593,190)      (222,257)
Beginning units                                   5,350,434      6,597,464      7,751,361       3,315,995      1,557,073
                                               ------------   ------------   ------------    ------------   ------------
Ending units                                      4,606,167      5,559,287      6,242,049       2,722,805      1,334,816
                                               ============   ============   ============    ============   ============

                                                Asset       Capital       Government                  Natural
                                              Allocation  Appreciation   and Quality     Growth      Resources
                                              Portfolio    Portfolio    Bond Portfolio  Portfolio    Portfolio
                                              (Class 2)    (Class 2)      (Class 2)     (Class 2)    (Class 2)
                                             -----------  ------------  -------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    95,149  $   (971,286)  $    825,625  $  (313,608) $  (196,201)
   Net realized gains (losses)                  (362,330)    1,615,992        484,598     (739,873)   2,518,393
   Change in net unrealized appreciation
       (depreciation) of investments             223,232    (5,138,617)     1,903,782   (1,178,147)  (6,227,585)
                                             -----------  ------------   ------------  -----------  -----------
       Increase (decrease) in net
         assets from operations                  (43,949)   (4,493,911)     3,214,005   (2,231,628)  (3,905,393)
                                             -----------  ------------   ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  125,082       291,289        189,596      149,155       86,303
   Cost of units redeemed                     (1,749,807)  (11,027,340)   (13,079,499)  (4,997,614)  (3,206,309)
   Net transfers                                (643,595)   (1,092,778)    (1,440,573)  (1,799,916)     378,584
   Contract maintenance charge                    (1,751)      (13,844)       (12,804)      (6,394)      (4,151)
                                             -----------  ------------   ------------  -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                         (2,270,071)  (11,842,673)   (14,343,280)  (6,654,769)  (2,745,573)
                                             -----------  ------------   ------------  -----------  -----------
Increase (decrease) in net assets             (2,314,020)  (16,336,584)   (11,129,275)  (8,886,397)  (6,650,966)
Net assets at beginning of period             12,068,846    67,059,315     70,840,016   35,104,300   20,577,924
                                             -----------  ------------   ------------  -----------  -----------
Net assets at end of period                  $ 9,754,826  $ 50,722,731   $ 59,710,741  $26,217,903  $13,926,958
                                             ===========  ============   ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      4,544         5,658          9,523        4,785        1,575
   Units redeemed                                (64,308)     (207,722)      (657,159)    (153,391)     (57,329)
   Units transferred                             (22,946)      (21,264)       (73,135)     (53,128)       7,485
                                             -----------  ------------   ------------  -----------  -----------
Increase (decrease) in units outstanding         (82,710)     (223,328)      (720,771)    (201,734)     (48,269)
Beginning units                                  445,415     1,297,490      3,615,043    1,065,457      354,974
                                             -----------  ------------   ------------  -----------  -----------
Ending units                                     362,705     1,074,162      2,894,272      863,723      306,705
                                             ===========  ============   ============  ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                Asset       Capital     Government and                     Natural
                                              Allocation  Appreciation   Quality Bond                     Resources
                                              Portfolio    Portfolio      Portfolio    Growth Portfolio   Portfolio
                                              (Class 3)    (Class 3)      (Class 3)       (Class 3)       (Class 3)
                                             -----------  ------------  -------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   300,498  $ (6,442,358)  $  8,356,134    $ (1,443,498)  $ (1,707,142)
   Net realized gains (losses)                  (555,318)    4,567,977      6,494,685      (8,219,307)    14,318,303
   Change in net unrealized appreciation
       (depreciation) of investments             (70,385)  (32,306,187)    16,137,878         216,062    (46,077,902)
                                             -----------  ------------   ------------    ------------   ------------
       Increase (decrease) in net
         assets from operations                 (325,205)  (34,180,568)    30,988,697      (9,446,743)   (33,466,741)
                                             -----------  ------------   ------------    ------------   ------------
From capital transactions:
   Net proceeds from units sold                3,540,646    48,403,274     61,138,917       3,631,609     12,198,713
   Cost of units redeemed                     (3,916,998)  (52,081,825)   (77,618,458)    (17,952,469)   (17,669,030)
   Net transfers                               4,379,818    15,493,257    (21,723,961)     (3,489,887)     8,396,041
   Contract maintenance charge                    (4,297)      (65,928)       (90,060)        (28,169)       (25,428)
                                             -----------  ------------   ------------    ------------   ------------
       Increase (decrease) in net
         assets from capital
         transactions                          3,999,169    11,748,778    (38,293,562)    (17,838,916)     2,900,296
                                             -----------  ------------   ------------    ------------   ------------
Increase (decrease) in net assets              3,673,964   (22,431,790)    (7,304,865)    (27,285,659)   (30,566,445)
Net assets at beginning of period             26,111,044   399,561,339    614,635,115     139,438,193    157,516,099
                                             -----------  ------------   ------------    ------------   ------------
Net assets at end of period                  $29,785,008  $377,129,549   $607,330,250    $112,152,534   $126,949,654
                                             ===========  ============   ============    ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    247,642     2,940,294      4,681,821         266,627        857,425
   Units redeemed                               (152,713)   (1,128,648)    (4,075,553)       (596,118)      (385,149)
   Units transferred                             227,269     1,257,974       (708,005)        (44,767)       489,979
                                             -----------  ------------   ------------    ------------   ------------
Increase (decrease) in units outstanding         322,198     3,069,620       (101,737)       (374,258)       962,255
Beginning units                                1,089,320     9,407,507     33,724,258       4,614,824      3,317,100
                                             -----------  ------------   ------------    ------------   ------------
Ending units                                   1,411,518    12,477,127     33,622,521       4,240,566      4,279,355
                                             ===========  ============   ============    ============   ============

                                              Aggressive                                Blue Chip     Capital
                                                Growth    Alliance Growth  Balanced      Growth       Growth
                                              Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
                                              (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                             -----------  --------------- -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (435,859)  $ (1,876,684)  $    98,393  $  (103,838) $   (96,749)
   Net realized gains (losses)                (1,248,080)    (4,354,227)   (1,517,044)     697,197      321,444
   Change in net unrealized appreciation
       (depreciation) of investments             807,536        (12,559)    1,795,496   (1,336,779)    (359,172)
                                             -----------   ------------   -----------  -----------  -----------
       Increase (decrease) in net
         assets from operations                 (876,403)    (6,243,470)      376,845     (743,420)    (134,477)
                                             -----------   ------------   -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  156,600        707,528       413,251       32,873       12,687
   Cost of units redeemed                     (4,135,569)   (23,451,107)   (8,288,059)    (945,334)    (931,392)
   Net transfers                              (1,078,654)    (5,835,278)     (882,144)   2,698,633     (353,720)
   Contract maintenance charge                   (23,756)      (142,561)      (37,101)      (4,002)      (3,550)
                                             -----------   ------------   -----------  -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                         (5,081,379)   (28,721,418)   (8,794,053)   1,782,170   (1,275,975)
                                             -----------   ------------   -----------  -----------  -----------
Increase (decrease) in net assets             (5,957,782)   (34,964,888)   (8,417,208)   1,038,750   (1,410,452)
Net assets at beginning of period             31,520,617    194,227,558    52,795,983    7,453,970    6,911,604
                                             -----------   ------------   -----------  -----------  -----------
Net assets at end of period                  $25,562,835   $159,262,670   $44,378,775  $ 8,492,720  $ 5,501,152
                                             ===========   ============   ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     12,331         23,622        24,635        4,867        1,734
   Units redeemed                               (311,905)      (723,043)     (508,309)    (147,128)    (123,616)
   Units transferred                             (82,596)      (186,730)      (63,512)     405,625      (44,689)
                                             -----------   ------------   -----------  -----------  -----------
Increase (decrease) in units outstanding        (382,170)      (886,151)     (547,186)     263,364     (166,571)
Beginning units                                2,381,289      5,945,122     3,220,885    1,151,423      921,727
                                             -----------   ------------   -----------  -----------  -----------
Ending units                                   1,999,119      5,058,971     2,673,699    1,414,787      755,156
                                             ===========   ============   ===========  ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                 Cash                                      "Dogs" of     Emerging
                                              Management   Corporate Bond  Davis Venture  Wall Street     Markets
                                              Portfolio      Portfolio    Value Portfolio  Portfolio     Portfolio
                                              (Class 1)      (Class 1)       (Class 1)     (Class 1)     (Class 1)
                                             ------------  -------------- --------------- -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (1,127,014)  $  5,101,622   $  (1,240,869) $   137,510  $   (569,232)
   Net realized gains (losses)                   (939,795)     5,076,659       2,189,686     (997,414)    5,627,555
   Change in net unrealized appreciation
       (depreciation) of investments              733,817     (4,955,968)    (27,249,401)   3,044,712   (21,492,004)
                                             ------------   ------------   -------------  -----------  ------------
       Increase (decrease) in net
         assets from operations                (1,332,992)     5,222,313     (26,300,584)   2,184,808   (16,433,681)
                                             ------------   ------------   -------------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                 1,322,761        258,027       1,373,575      101,193        98,236
   Cost of units redeemed                     (25,575,226)   (19,503,579)    (67,446,574)  (2,968,923)   (8,004,754)
   Net transfers                                3,922,768     (1,583,743)    (21,675,655)   1,997,203    (5,254,688)
   Contract maintenance charge                    (61,575)       (39,551)       (257,118)     (12,245)      (25,891)
                                             ------------   ------------   -------------  -----------  ------------
       Increase (decrease) in net
         assets from capital
         transactions                         (20,391,272)   (20,868,846)    (88,005,772)    (882,772)  (13,187,097)
                                             ------------   ------------   -------------  -----------  ------------
Increase (decrease) in net assets             (21,724,264)   (15,646,533)   (114,306,356)   1,302,036   (29,620,778)
Net assets at beginning of period              83,078,100    117,817,851     516,192,684   20,912,903    70,563,496
                                             ------------   ------------   -------------  -----------  ------------
Net assets at end of period                  $ 61,353,836   $102,171,318   $ 401,886,328  $22,214,939  $ 40,942,718
                                             ============   ============   =============  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     103,728         10,495          42,569        7,529         4,414
   Units redeemed                              (1,953,345)      (795,781)     (1,949,404)    (228,386)     (370,912)
   Units transferred                              298,494        (66,779)       (633,470)     148,693      (247,982)
                                             ------------   ------------   -------------  -----------  ------------
Increase (decrease) in units outstanding       (1,551,123)      (852,065)     (2,540,305)     (72,164)     (614,480)
Beginning units                                 6,259,934      4,937,540      14,479,135    1,685,553     3,029,609
                                             ------------   ------------   -------------  -----------  ------------
Ending units                                    4,708,811      4,085,475      11,938,830    1,613,389     2,415,129
                                             ============   ============   =============  ===========  ============

                                                Equity      Fundamental                                  Growth
                                             Opportunities    Growth     Global Bond  Global Equities Opportunities
                                               Portfolio     Portfolio    Portfolio      Portfolio      Portfolio
                                               (Class 1)     (Class 1)    (Class 1)      (Class 1)      (Class 1)
                                             ------------- ------------  -----------  --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (308,250) $   (702,364) $   384,647   $   (355,278)   $  (191,325)
   Net realized gains (losses)                 (2,260,730)   (1,610,086)   1,242,231        583,916        493,188
   Change in net unrealized appreciation
       (depreciation) of investments            2,019,967      (727,525)     516,827     (7,178,192)      (896,371)
                                              -----------  ------------  -----------   ------------    -----------
       Increase (decrease) in net
         assets from operations                  (549,013)   (3,039,975)   2,143,705     (6,949,554)      (594,508)
                                              -----------  ------------  -----------   ------------    -----------
From capital transactions:
   Net proceeds from units sold                    71,045       205,864      153,692        245,577         42,777
   Cost of units redeemed                      (5,122,904)   (5,910,718)  (8,225,972)    (7,647,143)    (2,052,717)
   Net transfers                               (1,467,526)   (1,561,749)     856,747     (1,193,252)     1,395,531
   Contract maintenance charge                    (18,682)      (36,997)     (17,833)       (34,406)        (6,202)
                                              -----------  ------------  -----------   ------------    -----------
       Increase (decrease) in net
         assets from capital
         transactions                          (6,538,067)   (7,303,600)  (7,233,366)    (8,629,224)      (620,611)
                                              -----------  ------------  -----------   ------------    -----------
Increase (decrease) in net assets              (7,087,080)  (10,343,575)  (5,089,661)   (15,578,778)    (1,215,119)
Net assets at beginning of period              35,569,774    50,204,357   55,110,439     65,682,773     12,523,208
                                              -----------  ------------  -----------   ------------    -----------
Net assets at end of period                   $28,482,694  $ 39,860,782  $50,020,778   $ 50,103,995    $11,308,089
                                              ===========  ============  ===========   ============    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       3,858        12,319        6,547         12,385          8,415
   Units redeemed                                (278,617)     (335,379)    (354,816)      (374,118)      (327,145)
   Units transferred                              (79,361)      (89,555)      31,294        (59,355)       193,830
                                              -----------  ------------  -----------   ------------    -----------
Increase (decrease) in units outstanding         (354,120)     (412,615)    (316,975)      (421,088)      (124,900)
Beginning units                                 1,903,762     2,791,218    2,435,976      3,105,351      2,049,362
                                              -----------  ------------  -----------   ------------    -----------
Ending units                                    1,549,642     2,378,603    2,119,001      2,684,263      1,924,462
                                              ===========  ============  ===========   ============    ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                          International International   Marsico
                                                                           Diversified   Growth and     Focused
                                             Growth-Income   High-Yield     Equities       Income       Growth
                                               Portfolio   Bond Portfolio   Portfolio     Portfolio    Portfolio
                                               (Class 1)     (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                             ------------- -------------- ------------- ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (855,386)  $  4,627,122  $    273,053  $    778,779  $  (194,388)
   Net realized gains (losses)                 (3,464,925)     3,981,672     1,362,127    (2,978,012)  (1,696,217)
   Change in net unrealized appreciation
       (depreciation) of investments           13,534,119     (5,938,660)   (9,712,888)   (5,934,825)   1,454,293
                                             ------------   ------------  ------------  ------------  -----------
       Increase (decrease) in net
         assets from operations                 9,213,808      2,670,134    (8,077,708)   (8,134,058)    (436,312)
                                             ------------   ------------  ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                   397,844        107,902       217,228       251,669       29,384
   Cost of units redeemed                     (20,199,755)   (16,426,958)   (8,030,470)   (8,228,235)  (2,620,671)
   Net transfers                               (3,629,800)    (3,146,069)     (822,138)   (2,346,042)    (658,870)
   Contract maintenance charge                    (90,828)       (31,293)      (24,532)      (28,705)      (7,450)
                                             ------------   ------------  ------------  ------------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                         (23,522,539)   (19,496,418)   (8,659,912)  (10,351,313)  (3,257,607)
                                             ------------   ------------  ------------  ------------  -----------
Increase (decrease) in net assets             (14,308,731)   (16,826,284)  (16,737,620)  (18,485,371)  (3,693,919)
Net assets at beginning of period             150,039,360     86,693,034    57,652,237    62,433,700   17,285,173
                                             ------------   ------------  ------------  ------------  -----------
Net assets at end of period                  $135,730,629   $ 69,866,750  $ 40,914,617  $ 43,948,329  $13,591,254
                                             ============   ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      14,525          4,721        22,436        18,801        2,424
   Units redeemed                                (743,177)      (715,956)     (623,438)     (611,257)    (221,055)
   Units transferred                             (138,686)      (129,981)      (70,989)     (173,415)     (58,932)
                                             ------------   ------------  ------------  ------------  -----------
Increase (decrease) in units outstanding         (867,338)      (841,216)     (671,991)     (765,871)    (277,563)
Beginning units                                 5,628,193      3,907,227     4,302,496     4,460,288    1,461,419
                                             ------------   ------------  ------------  ------------  -----------
Ending units                                    4,760,855      3,066,011     3,630,505     3,694,417    1,183,856
                                             ============   ============  ============  ============  ===========

                                                   MFS
                                              Massachusetts                      Mid-Cap
                                             Investors Trust    MFS Total        Growth     Real Estate   Technology
                                                Portfolio    Return Portfolio   Portfolio    Portfolio    Portfolio
                                                (Class 1)       (Class 1)       (Class 1)    (Class 1)    (Class 1)
                                             --------------- ---------------- ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   (482,393)    $  1,789,181   $   (638,767) $  (214,943) $  (165,924)
   Net realized gains (losses)                   1,023,602       (1,617,685)        33,330   (5,681,707)   1,620,856
   Change in net unrealized appreciation
       (depreciation) of investments            (2,328,334)         616,492     (2,203,091)   7,959,562   (2,187,808)
                                              ------------     ------------   ------------  -----------  -----------
       Increase (decrease) in net
         assets from operations                 (1,787,125)         787,988     (2,808,528)   2,062,912     (732,876)
                                              ------------     ------------   ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    228,965          532,807        118,907       60,567       22,981
   Cost of units redeemed                       (8,111,743)     (27,131,757)    (6,218,750)  (4,734,327)  (1,095,777)
   Net transfers                                (1,038,941)      (6,252,522)    (1,727,201)     (23,004)  (1,264,478)
   Contract maintenance charge                     (33,319)         (80,980)       (24,326)     (15,540)      (5,245)
                                              ------------     ------------   ------------  -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                           (8,955,038)     (32,932,452)    (7,851,370)  (4,712,304)  (2,342,519)
                                              ------------     ------------   ------------  -----------  -----------
Increase (decrease) in net assets              (10,742,163)     (32,144,464)   (10,659,898)  (2,649,392)  (3,075,395)
Net assets at beginning of period               60,339,321      185,839,559     45,703,076   36,225,392   11,995,754
                                              ------------     ------------   ------------  -----------  -----------
Net assets at end of period                   $ 49,597,158     $153,695,095   $ 35,043,178  $33,576,000  $ 8,920,359
                                              ============     ============   ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        9,998           21,917         11,768        2,876       11,258
   Units redeemed                                 (351,651)        (978,751)      (522,037)    (204,882)    (456,165)
   Units transferred                               (46,716)        (234,253)      (149,522)      (9,860)    (550,696)
                                              ------------     ------------   ------------  -----------  -----------
Increase (decrease) in units outstanding          (388,369)      (1,191,087)      (659,791)    (211,866)    (995,603)
Beginning units                                  2,611,728        6,704,504      3,809,894    1,630,893    4,925,859
                                              ------------     ------------   ------------  -----------  -----------
Ending units                                     2,223,359        5,513,417      3,150,103    1,419,027    3,930,256
                                              ============     ============   ============  ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                               Telecom                   Aggressive   Alliance                  Blue Chip
                                               Utility     Total Return    Growth      Growth      Balanced      Growth
                                              Portfolio   Bond Portfolio Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 1)     (Class 1)    (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             -----------  -------------- ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   139,399   $       (604) $  (58,598) $  (320,965) $      (401) $   (55,761)
   Net realized gains (losses)                    15,137      2,278,173     (88,051)   1,519,586      550,491      198,129
   Change in net unrealized appreciation
       (depreciation) of investments             582,534        920,089       7,265   (2,102,161)    (452,107)    (392,469)
                                             -----------   ------------  ----------  -----------  -----------  -----------
       Increase (decrease) in net
         assets from operations                  737,070      3,197,658    (139,384)    (903,540)      97,983     (250,101)
                                             -----------   ------------  ----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                   44,461        577,975      14,112       83,339       26,705       24,110
   Cost of units redeemed                     (2,129,669)   (10,507,041)   (773,550)  (4,108,146)  (2,379,008)    (786,314)
   Net transfers                               1,311,118      4,818,019      25,830     (924,528)     106,153     (243,486)
   Contract maintenance charge                    (8,848)       (26,623)     (1,046)      (7,642)      (2,560)      (1,034)
                                             -----------   ------------  ----------  -----------  -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                           (782,938)    (5,137,670)   (734,654)  (4,956,977)  (2,248,710)  (1,006,724)
                                             -----------   ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets                (45,868)    (1,940,012)   (874,038)  (5,860,517)  (2,150,727)  (1,256,825)
Net assets at beginning of period             16,957,302     73,372,533   4,132,241   28,521,555    9,466,636    4,356,876
                                             -----------   ------------  ----------  -----------  -----------  -----------
Net assets at end of period                  $16,911,434   $ 71,432,521  $3,258,203  $22,661,038  $ 7,315,909  $ 3,100,051
                                             ===========   ============  ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,700         21,244       1,052        2,582        1,605        3,842
   Units redeemed                               (127,134)      (388,907)    (60,098)    (126,441)    (142,040)    (124,530)
   Units transferred                              75,093        172,233       1,409      (29,107)       7,246      (40,375)
                                             -----------   ------------  ----------  -----------  -----------  -----------
Increase (decrease) in units outstanding         (49,341)      (195,430)    (57,637)    (152,966)    (133,189)    (161,063)
Beginning units                                1,045,963      2,768,785     317,181      884,254      576,837      690,860
                                             -----------   ------------  ----------  -----------  -----------  -----------
Ending units                                     996,622      2,573,355     259,544      731,288      443,648      529,797
                                             ===========   ============  ==========  ===========  ===========  ===========

                                               Capital       Cash
                                               Growth     Management     Corporate     Davis Venture
                                              Portfolio   Portfolio    Bond Portfolio Value Portfolio
                                              (Class 2)   (Class 2)      (Class 2)       (Class 2)
                                             ----------  ------------  -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (34,565) $   (361,201)  $ 1,448,026    $   (350,740)
   Net realized gains (losses)                   28,252      (331,386)    1,781,110       1,180,554
   Change in net unrealized appreciation
       (depreciation) of investments            (52,236)      232,978    (1,643,934)     (5,091,620)
                                             ----------  ------------   -----------    ------------
       Increase (decrease) in net
         assets from operations                 (58,549)     (459,609)    1,585,202      (4,261,806)
                                             ----------  ------------   -----------    ------------
From capital transactions:
   Net proceeds from units sold                   1,077       995,300       131,043         120,820
   Cost of units redeemed                      (391,603)  (11,017,424)   (7,874,532)    (11,538,377)
   Net transfers                                231,211     5,378,916    (1,809,615)     (3,724,733)
   Contract maintenance charge                     (569)       (7,216)       (5,513)        (17,200)
                                             ----------  ------------   -----------    ------------
       Increase (decrease) in net
         assets from capital
         transactions                          (159,884)   (4,650,424)   (9,558,617)    (15,159,490)
                                             ----------  ------------   -----------    ------------
Increase (decrease) in net assets              (218,433)   (5,110,033)   (7,973,415)    (19,421,296)
Net assets at beginning of period             2,323,617    25,838,275    38,444,400      84,032,538
                                             ----------  ------------   -----------    ------------
Net assets at end of period                  $2,105,184  $ 20,728,242   $30,470,985    $ 64,611,242
                                             ==========  ============   ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       145        77,004         5,424           3,690
   Units redeemed                               (53,330)     (852,147)     (326,616)       (331,446)
   Units transferred                             32,554       416,074       (75,608)       (108,556)
                                             ----------  ------------   -----------    ------------
Increase (decrease) in units outstanding        (20,631)     (359,069)     (396,800)       (436,312)
Beginning units                                 315,104     1,975,942     1,638,505       2,380,663
                                             ----------  ------------   -----------    ------------
Ending units                                    294,473     1,616,873     1,241,705       1,944,351
                                             ==========  ============   ===========    ============

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                              "Dogs" of    Emerging       Equity                   Fundamental
                                             Wall Street    Markets    Opportunities Foreign Value   Growth    Global Bond
                                              Portfolio    Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                              (Class 2)    (Class 2)     (Class 2)     (Class 2)    (Class 2)   (Class 2)
                                             -----------  -----------  ------------- ------------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    30,623  $  (125,719)  $   (74,225)  $   (36,710) $  (47,149) $    71,253
   Net realized gains (losses)                  (456,761)   1,320,270      (641,651)      120,991     114,451      274,337
   Change in net unrealized appreciation
       (depreciation) of investments           1,107,792   (4,318,411)      595,574    (3,835,279)   (270,301)     181,062
                                             -----------  -----------   -----------   -----------  ----------  -----------
       Increase (decrease) in net
         assets from operations                  681,654   (3,123,860)     (120,302)   (3,750,998)   (202,999)     526,652
                                             -----------  -----------   -----------   -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                   24,107       14,160        11,097        83,819      11,108       66,369
   Cost of units redeemed                     (1,523,844)  (2,054,298)   (1,145,051)   (5,440,613)   (415,102)  (2,936,937)
   Net transfers                                 391,561       85,162      (206,152)     (390,714)   (108,868)    (380,574)
   Contract maintenance charge                    (1,911)      (2,542)       (1,679)       (6,177)       (855)      (1,958)
                                             -----------  -----------   -----------   -----------  ----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                         (1,110,087)  (1,957,518)   (1,341,785)   (5,753,685)   (513,717)  (3,253,100)
                                             -----------  -----------   -----------   -----------  ----------  -----------
Increase (decrease) in net assets               (428,433)  (5,081,378)   (1,462,087)   (9,504,683)   (716,716)  (2,726,448)
Net assets at beginning of period              6,902,147   12,833,079     7,002,702    34,959,236   3,323,350   14,697,208
                                             -----------  -----------   -----------   -----------  ----------  -----------
Net assets at end of period                  $ 6,473,714  $ 7,751,701   $ 5,540,615   $25,454,553  $2,606,634  $11,970,760
                                             ===========  ===========   ===========   ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      1,939          654           609         5,055         726        2,880
   Units redeemed                               (118,595)     (99,158)      (62,644)     (322,473)    (23,367)    (128,341)
   Units transferred                              29,953        3,651       (11,916)      (16,620)     (6,458)     (16,462)
                                             -----------  -----------   -----------   -----------  ----------  -----------
Increase (decrease) in units outstanding         (86,703)     (94,853)      (73,951)     (334,038)    (29,099)    (141,923)
Beginning units                                  565,210      561,922       381,287     2,061,571     187,389      656,557
                                             -----------  -----------   -----------   -----------  ----------  -----------
Ending units                                     478,507      467,069       307,336     1,727,533     158,290      514,634
                                             ===========  ===========   ===========   ===========  ==========  ===========

                                               Global        Growth
                                              Equities    Opportunities Growth-Income   High-Yield
                                              Portfolio     Portfolio     Portfolio   Bond Portfolio
                                              (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                             -----------  ------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (54,464)  $  (77,940)   $   (77,116)  $ 1,087,782
   Net realized gains (losses)                    80,344      257,146          7,877         8,931
   Change in net unrealized appreciation
       (depreciation) of investments            (853,948)    (430,887)       684,240      (599,867)
                                             -----------   ----------    -----------   -----------
       Increase (decrease) in net
         assets from operations                 (828,068)    (251,681)       615,001       496,846
                                             -----------   ----------    -----------   -----------
From capital transactions:
   Net proceeds from units sold                    1,125       13,687         13,844        44,593
   Cost of units redeemed                       (937,926)    (938,965)    (1,777,853)   (3,728,298)
   Net transfers                                  40,250      367,846        (15,923)     (220,869)
   Contract maintenance charge                    (1,416)        (938)        (3,020)       (2,930)
                                             -----------   ----------    -----------   -----------
       Increase (decrease) in net
         assets from capital
         transactions                           (897,967)    (558,370)    (1,782,952)   (3,907,504)
                                             -----------   ----------    -----------   -----------
Increase (decrease) in net assets             (1,726,035)    (810,051)    (1,167,951)   (3,410,658)
Net assets at beginning of period              7,868,391    4,946,927     10,388,023    19,311,856
                                             -----------   ----------    -----------   -----------
Net assets at end of period                  $ 6,142,356   $4,136,876    $ 9,220,072   $15,901,198
                                             ===========   ==========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         54        2,206            511         2,037
   Units redeemed                                (45,362)    (155,422)       (64,792)     (165,970)
   Units transferred                               2,178       47,179         (1,184)       (9,960)
                                             -----------   ----------    -----------   -----------
Increase (decrease) in units outstanding         (43,130)    (106,037)       (65,465)     (173,893)
Beginning units                                  376,320      822,537        392,603       886,276
                                             -----------   ----------    -----------   -----------
Ending units                                     333,190      716,500        327,138       712,383
                                             ===========   ==========    ===========   ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                             International International   Marsico          MFS
                                              Diversified   Growth and     Focused     Massachusetts   MFS Total     Mid-Cap
                                               Equities       Income       Growth     Investors Trust   Return       Growth
                                               Portfolio     Portfolio    Portfolio      Portfolio     Portfolio    Portfolio
                                               (Class 2)     (Class 2)    (Class 2)      (Class 2)     (Class 2)    (Class 2)
                                             ------------- ------------- -----------  --------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $    81,885   $   126,606  $  (231,185)   $  (131,828)  $   454,186  $  (300,103)
   Net realized gains (losses)                    636,413    (1,206,877)    (512,957)       740,161      (554,391)   1,532,410
   Change in net unrealized appreciation
       (depreciation) of investments           (4,508,916)     (467,131)     250,286     (1,082,989)      271,760   (2,445,184)
                                              -----------   -----------  -----------    -----------   -----------  -----------
       Increase (decrease) in net
         assets from operations                (3,790,618)   (1,547,402)    (493,856)      (474,656)      171,555   (1,212,877)
                                              -----------   -----------  -----------    -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                    41,146        25,276       18,097         30,520       192,139       48,455
   Cost of units redeemed                      (4,201,250)   (1,803,803)  (3,549,873)    (1,982,559)   (8,895,810)  (3,295,910)
   Net transfers                                 (130,601)     (164,726)    (792,782)      (127,375)   (1,249,806)  (1,308,050)
   Contract maintenance charge                     (5,155)       (2,253)      (2,921)        (2,719)      (12,420)      (4,764)
                                              -----------   -----------  -----------    -----------   -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                          (4,295,860)   (1,945,506)  (4,327,479)    (2,082,133)   (9,965,897)  (4,560,269)
                                              -----------   -----------  -----------    -----------   -----------  -----------
Increase (decrease) in net assets              (8,086,478)   (3,492,908)  (4,821,335)    (2,556,789)   (9,794,342)  (5,773,146)
Net assets at beginning of period              27,500,147    12,185,472   19,157,098     13,718,315    57,854,501   21,973,145
                                              -----------   -----------  -----------    -----------   -----------  -----------
Net assets at end of period                   $19,413,669   $ 8,692,564  $14,335,763    $11,161,526   $48,060,159  $16,199,999
                                              ===========   ===========  ===========    ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       3,263         2,242        1,593          1,285         6,894        3,982
   Units redeemed                                (329,759)     (132,428)    (306,768)       (86,368)     (319,961)    (273,069)
   Units transferred                               (4,970)       (8,565)     (69,004)        (8,508)      (46,014)    (104,304)
                                              -----------   -----------  -----------    -----------   -----------  -----------
Increase (decrease) in units outstanding         (331,466)     (138,751)    (374,179)       (93,591)     (359,081)    (373,391)
Beginning units                                 2,084,423       877,522    1,643,643        599,107     2,101,531    1,843,496
                                              -----------   -----------  -----------    -----------   -----------  -----------
Ending units                                    1,752,957       738,771    1,269,464        505,516     1,742,450    1,470,105
                                              ===========   ===========  ===========    ===========   ===========  ===========

                                                          Small & Mid                 Telecom
                                             Real Estate   Cap Value    Technology    Utility
                                              Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (86,105) $  (345,128) $   (56,959) $   14,409
   Net realized gains (losses)                (1,043,926)   1,171,318      279,310     (26,841)
   Change in net unrealized appreciation
       (depreciation) of investments           1,803,149   (3,164,354)    (482,190)    107,570
                                             -----------  -----------  -----------  ----------
       Increase (decrease) in net
         assets from operations                  673,118   (2,338,164)    (259,839)     95,138
                                             -----------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                   35,708       49,677       14,481       7,818
   Cost of units redeemed                     (2,005,390)  (4,127,876)    (688,213)   (457,116)
   Net transfers                                (266,833)  (1,079,255)    (294,932)    361,948
   Contract maintenance charge                    (2,400)      (4,718)      (1,141)       (721)
                                             -----------  -----------  -----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions                         (2,238,915)  (5,162,172)    (969,805)    (88,071)
                                             -----------  -----------  -----------  ----------
Increase (decrease) in net assets             (1,565,797)  (7,500,336)  (1,229,644)      7,067
Net assets at beginning of period             11,265,666   27,587,624    4,196,017   2,463,805
                                             -----------  -----------  -----------  ----------
Net assets at end of period                  $ 9,699,869  $20,087,288  $ 2,966,373  $2,470,872
                                             ===========  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      1,574        2,519        5,999         476
   Units redeemed                                (87,576)    (211,132)    (295,243)    (27,317)
   Units transferred                             (11,970)     (55,073)    (131,503)     20,518
                                             -----------  -----------  -----------  ----------
Increase (decrease) in units outstanding         (97,972)    (263,686)    (420,747)     (6,323)
Beginning units                                  516,347    1,352,751    1,752,932     155,083
                                             -----------  -----------  -----------  ----------
Ending units                                     418,375    1,089,065    1,332,185     148,760
                                             ===========  ===========  ===========  ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                             Aggressive                   American Funds  American Funds
                                              Total Return     Growth    Alliance Growth Asset Allocation Global Growth
                                             Bond Portfolio  Portfolio      Portfolio     SAST Portfolio  SAST Portfolio
                                               (Class 2)     (Class 3)      (Class 3)       (Class 3)       (Class 3)
                                             -------------- -----------  --------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   (39,382)  $  (261,245)  $ (1,672,723)    $   (343,221)   $ (2,143,698)
   Net realized gains (losses)                  1,185,304    (1,032,656)     4,484,465         (528,165)     (1,753,748)
   Change in net unrealized appreciation
       (depreciation) of investments             (268,693)      601,692     (7,233,932)        (190,146)    (31,947,653)
                                              -----------   -----------   ------------     ------------    ------------
       Increase (decrease) in net
         assets from operations                   877,229      (692,209)    (4,422,190)      (1,061,532)    (35,845,099)
                                              -----------   -----------   ------------     ------------    ------------
From capital transactions:
   Net proceeds from units sold                   116,818     4,440,830      3,719,798       28,250,382     101,129,238
   Cost of units redeemed                      (4,553,331)   (1,390,984)   (20,322,581)      (6,853,316)    (16,904,785)
   Net transfers                                  302,679      (193,412)    (5,705,526)       8,055,525      53,724,918
   Contract maintenance charge                     (2,606)       (3,103)       (30,250)          (7,888)        (24,572)
                                              -----------   -----------   ------------     ------------    ------------
       Increase (decrease) in net
         assets from capital
         transactions                          (4,136,440)    2,853,331    (22,338,559)      29,444,703     137,924,799
                                              -----------   -----------   ------------     ------------    ------------
Increase (decrease) in net assets              (3,259,211)    2,161,122    (26,760,749)      28,383,171     102,079,700
Net assets at beginning of period              22,983,900    15,130,894    133,338,609       72,974,449     248,702,974
                                              -----------   -----------   ------------     ------------    ------------
Net assets at end of period                   $19,724,689   $17,292,016   $106,577,860     $101,357,620    $350,782,674
                                              ===========   ===========   ============     ============    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       4,384       464,741        289,901        2,737,223       9,110,865
   Units redeemed                                (171,674)     (115,117)      (651,589)        (674,090)     (1,560,053)
   Units transferred                                8,653        (8,937)      (155,742)         782,802       5,161,935
                                              -----------   -----------   ------------     ------------    ------------
Increase (decrease) in units outstanding         (158,637)      340,687       (517,430)       2,845,935      12,712,747
Beginning units                                   882,303     1,239,636      4,315,346        7,176,929      22,149,625
                                              -----------   -----------   ------------     ------------    ------------
Ending units                                      723,666     1,580,323      3,797,916       10,022,864      34,862,372
                                              ===========   ===========   ============     ============    ============

                                             American Funds American Funds               Blue Chip
                                              Growth SAST   Growth-Income   Balanced      Growth     Capital Growth
                                               Portfolio    SAST Portfolio  Portfolio    Portfolio     Portfolio
                                               (Class 3)      (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                             -------------- -------------- -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $ (2,783,803)  $ (1,065,414) $    50,872  $  (843,633)  $  (769,153)
   Net realized gains (losses)                  (4,401,378)    (5,273,420)     675,698      469,016    (1,058,969)
   Change in net unrealized appreciation
       (depreciation) of investments            (7,836,932)      (818,810)    (595,400)  (4,004,787)      411,788
                                              ------------   ------------  -----------  -----------   -----------
       Increase (decrease) in net
         assets from operations                (15,022,113)    (7,157,644)     131,170   (4,379,404)   (1,416,334)
                                              ------------   ------------  -----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                 50,284,916     31,910,082    9,754,233   18,527,146       669,511
   Cost of units redeemed                      (13,599,160)   (13,085,358)  (3,834,938)  (4,500,305)   (3,888,934)
   Net transfers                                10,787,730      5,713,436    4,027,114    8,844,931    (2,299,933)
   Contract maintenance charge                     (21,228)       (20,293)      (4,126)      (4,496)       (7,265)
                                              ------------   ------------  -----------  -----------   -----------
       Increase (decrease) in net
         assets from capital
         transactions                           47,452,258     24,517,867    9,942,283   22,867,276    (5,526,621)
                                              ------------   ------------  -----------  -----------   -----------
Increase (decrease) in net assets               32,430,145     17,360,223   10,073,453   18,487,872    (6,942,955)
Net assets at beginning of period              202,206,183    172,304,601   25,621,524   41,946,401    50,326,688
                                              ------------   ------------  -----------  -----------   -----------
Net assets at end of period                   $234,636,328   $189,664,824  $35,694,977  $60,434,273   $43,383,733
                                              ============   ============  ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    4,888,144      3,397,633      845,366    2,196,122        71,903
   Units redeemed                               (1,341,108)    (1,425,886)    (256,656)    (663,828)     (527,033)
   Units transferred                             1,097,344        602,340      346,662    1,089,099      (318,252)
                                              ------------   ------------  -----------  -----------   -----------
Increase (decrease) in units outstanding         4,644,380      2,574,087      935,372    2,621,393      (773,382)
Beginning units                                 19,719,559     18,469,523    1,705,555    5,831,160     6,772,753
                                              ------------   ------------  -----------  -----------   -----------
Ending units                                    24,363,939     21,043,610    2,640,927    8,452,553     5,999,371
                                              ============   ============  ===========  ===========   ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                  Cash                                      "Dogs" of     Emerging
                                               Management   Corporate Bond  Davis Venture  Wall Street     Markets
                                               Portfolio      Portfolio    Value Portfolio  Portfolio     Portfolio
                                               (Class 3)      (Class 3)       (Class 3)     (Class 3)     (Class 3)
                                             -------------  -------------- --------------- -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (2,920,064)  $ 25,249,344   $ (2,341,604)  $   133,657  $ (1,847,877)
   Net realized gains (losses)                  (2,021,106)    18,507,988    (15,723,904)    1,344,226     7,575,912
   Change in net unrealized appreciation
       (depreciation) of investments             1,047,640    (20,146,596)   (11,592,560)    1,298,866   (51,670,833)
                                             -------------   ------------   ------------   -----------  ------------
       Increase (decrease) in net
         assets from operations                 (3,893,530)    23,610,736    (29,658,068)    2,776,749   (45,942,798)
                                             -------------   ------------   ------------   -----------  ------------
From capital transactions:
   Net proceeds from units sold                 40,337,214     84,358,064     54,470,038     7,395,151    21,745,445
   Cost of units redeemed                     (108,889,081)   (59,757,973)   (59,581,041)   (3,425,219)  (16,377,492)
   Net transfers                                81,397,750       (445,585)     3,423,459     4,886,665    15,395,740
   Contract maintenance charge                     (37,607)       (69,095)       (79,690)       (3,246)      (22,460)
                                             -------------   ------------   ------------   -----------  ------------
       Increase (decrease) in net
         assets from capital
         transactions                           12,808,276     24,085,411     (1,767,234)    8,853,351    20,741,233
                                             -------------   ------------   ------------   -----------  ------------
Increase (decrease) in net assets                8,914,746     47,696,147    (31,425,302)   11,630,100   (25,201,565)
Net assets at beginning of period              181,754,590    530,895,157    509,186,685    22,005,509   166,913,850
                                             -------------   ------------   ------------   -----------  ------------
Net assets at end of period                  $ 190,669,336   $578,591,304   $477,761,383   $33,635,609  $141,712,285
                                             =============   ============   ============   ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    3,951,566      5,434,081      4,570,896       664,853     1,539,121
   Units redeemed                               (8,631,023)    (2,649,771)    (1,972,595)     (276,444)     (838,044)
   Units transferred                             6,048,891        519,722      1,198,351       397,723     1,263,560
                                             -------------   ------------   ------------   -----------  ------------
Increase (decrease) in units outstanding         1,369,434      3,304,032      3,796,652       786,132     1,964,637
Beginning units                                 14,338,501     24,743,265     17,604,454     1,870,469     7,869,498
                                             -------------   ------------   ------------   -----------  ------------
Ending units                                    15,707,935     28,047,297     21,401,106     2,656,601     9,834,135
                                             =============   ============   ============   ===========  ============

                                                Equity                    Fundamental
                                             Opportunities Foreign Value    Growth      Global Bond  Global Equities
                                               Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                               (Class 3)     (Class 3)     (Class 3)     (Class 3)      (Class 3)
                                             ------------- ------------- ------------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (373,127) $     55,529  $ (1,252,432) $    933,105    $  (204,108)
   Net realized gains (losses)                 (3,965,978)   (6,071,330)   (1,405,083)    3,880,026       (985,220)
   Change in net unrealized appreciation
       (depreciation) of investments            3,733,081   (53,558,704)   (2,682,871)    1,632,398     (2,213,566)
                                              -----------  ------------  ------------  ------------    -----------
       Increase (decrease) in net
         assets from operations                  (606,024)  (59,574,505)   (5,340,386)    6,445,529     (3,402,894)
                                              -----------  ------------  ------------  ------------    -----------
From capital transactions:
   Net proceeds from units sold                 1,271,625   100,065,451     1,263,632    37,164,436      5,505,807
   Cost of units redeemed                      (4,682,768)  (40,800,839)   (5,952,003)  (16,890,153)    (2,892,885)
   Net transfers                               (1,261,820)   58,894,555      (937,918)    7,173,635      1,265,476
   Contract maintenance charge                     (5,422)      (60,605)      (11,568)      (15,735)        (3,272)
                                              -----------  ------------  ------------  ------------    -----------
       Increase (decrease) in net
         assets from capital
         transactions                          (4,678,385)  118,098,562    (5,637,857)   27,432,183      3,875,126
                                              -----------  ------------  ------------  ------------    -----------
Increase (decrease) in net assets              (5,284,409)   58,524,057   (10,978,243)   33,877,712        472,232
Net assets at beginning of period              31,361,295   387,974,778    81,768,665   155,352,219     26,140,571
                                              -----------  ------------  ------------  ------------    -----------
Net assets at end of period                   $26,076,886  $446,498,835  $ 70,790,422  $189,229,931    $26,612,803
                                              ===========  ============  ============  ============    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     115,780     9,372,831       104,262     2,557,246        520,347
   Units redeemed                                (263,595)   (2,674,514)     (357,459)     (809,749)      (166,843)
   Units transferred                              (69,726)    5,830,152       (28,328)      609,184        170,130
                                              -----------  ------------  ------------  ------------    -----------
Increase (decrease) in units outstanding         (217,541)   12,528,469      (281,525)    2,356,681        523,634
Beginning units                                 1,772,202    25,903,108     4,934,236     7,826,147      1,446,322
                                              -----------  ------------  ------------  ------------    -----------
Ending units                                    1,554,661    38,431,577     4,652,711    10,182,828      1,969,956
                                              ===========  ============  ============  ============    ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                                        International
                                                Growth                                   Diversified   International
                                             Opportunities Growth-Income   High-Yield     Equities       Growth and
                                               Portfolio     Portfolio   Bond Portfolio   Portfolio   Income Portfolio
                                               (Class 3)     (Class 3)     (Class 3)      (Class 3)      (Class 3)
                                             ------------- ------------- -------------- ------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (2,092,150)  $  (140,726)  $  7,034,629  $    554,888    $  2,532,604
   Net realized gains (losses)                  3,118,945      (956,548)     3,243,058       404,124     (27,832,583)
   Change in net unrealized appreciation
       (depreciation) of investments           (6,686,273)    3,249,745     (7,628,707)  (30,633,755)     (4,107,476)
                                             ------------   -----------   ------------  ------------    ------------
       Increase (decrease) in net
         assets from operations                (5,659,478)    2,152,471      2,648,980   (29,674,743)    (29,407,455)
                                             ------------   -----------   ------------  ------------    ------------
From capital transactions:
   Net proceeds from units sold                41,362,399    26,076,488     17,095,634     6,213,846       3,168,211
   Cost of units redeemed                      (9,483,244)   (2,686,527)   (14,327,332)  (25,140,155)    (18,923,841)
   Net transfers                               16,052,921     8,449,155      6,193,947     5,062,445       6,957,994
   Contract maintenance charge                    (12,479)       (3,257)       (13,186)      (40,225)        (30,383)
                                             ------------   -----------   ------------  ------------    ------------
       Increase (decrease) in net
         assets from capital
         transactions                          47,919,597    31,835,859      8,949,063   (13,904,089)     (8,828,019)
                                             ------------   -----------   ------------  ------------    ------------
Increase (decrease) in net assets              42,260,119    33,988,330     11,598,043   (43,578,832)    (38,235,474)
Net assets at beginning of period             107,540,605    15,141,736    100,219,843   204,539,549     215,335,180
                                             ------------   -----------   ------------  ------------    ------------
Net assets at end of period                  $149,800,724   $49,130,066   $111,817,886  $160,960,717    $177,099,706
                                             ============   ===========   ============  ============    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   4,361,757     2,666,055      1,386,091       589,838         325,661
   Units redeemed                              (1,424,936)     (135,373)      (694,452)   (2,011,649)     (1,472,720)
   Units transferred                            2,069,196       631,432        506,077       625,086         863,647
                                             ------------   -----------   ------------  ------------    ------------
Increase (decrease) in units outstanding        5,006,017     3,162,114      1,197,716      (796,725)       (283,412)
Beginning units                                16,138,862       680,901      5,112,376    15,872,663      16,405,879
                                             ------------   -----------   ------------  ------------    ------------
Ending units                                   21,144,879     3,843,015      6,310,092    15,075,938      16,122,467
                                             ============   ===========   ============  ============    ============

                                               Marsico          MFS
                                               Focused     Massachusetts                      Mid-Cap
                                               Growth     Investors Trust    MFS Total        Growth      Real Estate
                                              Portfolio      Portfolio    Return Portfolio   Portfolio     Portfolio
                                              (Class 3)      (Class 3)       (Class 3)       (Class 3)     (Class 3)
                                             -----------  --------------- ---------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (958,303)  $ (1,875,308)    $  1,553,929   $ (1,437,760) $ (1,565,963)
   Net realized gains (losses)                (1,368,357)     2,302,160       (7,418,988)     3,592,428   (16,116,634)
   Change in net unrealized appreciation
       (depreciation) of investments            (139,515)    (7,927,931)       5,989,240     (9,092,040)   29,760,113
                                             -----------   ------------     ------------   ------------  ------------
       Increase (decrease) in net
         assets from operations               (2,466,175)    (7,501,079)         124,181     (6,937,372)   12,077,516
                                             -----------   ------------     ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold               20,036,517     57,079,638       13,601,050     17,532,428    38,056,926
   Cost of units redeemed                     (4,939,152)   (12,095,892)     (31,117,422)   (10,426,027)  (17,732,127)
   Net transfers                               3,846,919     21,495,420      (10,510,258)     7,567,588    (3,450,450)
   Contract maintenance charge                    (6,293)       (16,203)         (36,880)       (14,581)      (26,364)
                                             -----------   ------------     ------------   ------------  ------------
       Increase (decrease) in net
         assets from capital
         transactions                         18,937,991     66,462,963      (28,063,510)    14,659,408    16,847,985
                                             -----------   ------------     ------------   ------------  ------------
Increase (decrease) in net assets             16,471,816     58,961,884      (27,939,329)     7,722,036    28,925,501
Net assets at beginning of period             56,367,195    146,632,293      218,109,230     84,256,397   184,070,869
                                             -----------   ------------     ------------   ------------  ------------
Net assets at end of period                  $72,839,011   $205,594,177     $190,169,901   $ 91,978,433  $212,996,370
                                             ===========   ============     ============   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  1,841,294      4,644,193        1,126,398      1,458,853     3,869,561
   Units redeemed                               (438,643)      (666,479)      (1,201,448)      (878,222)     (956,466)
   Units transferred                             351,700      1,737,525         (294,312)       685,377       317,331
                                             -----------   ------------     ------------   ------------  ------------
Increase (decrease) in units outstanding       1,754,351      5,715,239         (369,362)     1,266,008     3,230,426
Beginning units                                4,976,678      8,210,095        8,552,476      7,130,205    10,763,539
                                             -----------   ------------     ------------   ------------  ------------
Ending units                                   6,731,029     13,925,334        8,183,114      8,396,213    13,993,965
                                             ===========   ============     ============   ============  ============

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)



                                              Small & Mid                                 Telecom
                                               Cap Value    Small Company   Technology    Utility     Total Return
                                               Portfolio   Value Portfolio  Portfolio    Portfolio   Bond Portfolio
                                               (Class 3)      (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                             ------------  --------------- -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (6,100,522)  $ (2,075,493)  $  (353,715) $   102,671   $   (976,892)
   Net realized gains (losses)                  3,495,733        545,391     1,693,583       96,307     18,888,171
   Change in net unrealized appreciation
       (depreciation) of investments          (36,683,268)    (4,768,716)   (2,952,689)     152,901      3,602,388
                                             ------------   ------------   -----------  -----------   ------------
       Increase (decrease) in net
         assets from operations               (39,288,057)    (6,298,818)   (1,612,821)     351,879     21,513,667
                                             ------------   ------------   -----------  -----------   ------------
From capital transactions:
   Net proceeds from units sold                80,607,644     40,143,581     2,348,228    4,517,688    166,058,637
   Cost of units redeemed                     (40,850,860)   (11,115,529)   (3,340,661)    (947,327)   (34,672,734)
   Net transfers                               26,567,160     11,487,552       950,042    3,876,130     54,471,003
   Contract maintenance charge                    (59,138)       (16,040)       (4,011)      (1,643)       (34,085)
                                             ------------   ------------   -----------  -----------   ------------
       Increase (decrease) in net
         assets from capital
         transactions                          66,264,806     40,499,564       (46,402)   7,444,848    185,822,821
                                             ------------   ------------   -----------  -----------   ------------
Increase (decrease) in net assets              26,976,749     34,200,746    (1,659,223)   7,796,727    207,336,488
Net assets at beginning of period             403,160,331    136,217,238    22,424,712   10,084,377    382,917,792
                                             ------------   ------------   -----------  -----------   ------------
Net assets at end of period                  $430,137,080   $170,417,984   $20,765,489  $17,881,104   $590,254,280
                                             ============   ============   ===========  ===========   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   6,145,235      3,978,335       433,156      348,113     11,242,832
   Units redeemed                              (2,217,525)    (1,167,084)   (1,391,442)     (60,009)    (1,671,005)
   Units transferred                            2,359,743      1,298,943       120,557      253,977      3,531,841
                                             ------------   ------------   -----------  -----------   ------------
Increase (decrease) in units outstanding        6,287,453      4,110,194      (837,729)     542,081     13,103,668
Beginning units                                21,707,355     13,788,567     9,020,725      663,880     19,095,522
                                             ------------   ------------   -----------  -----------   ------------
Ending units                                   27,994,808     17,898,761     8,182,996    1,205,961     32,199,190
                                             ============   ============   ===========  ===========   ============

                                              Invesco Van                  Invesco Van
                                              Kampen V.I.    Invesco Van   Kampen V.I.   Diversified
                                                American     Kampen V.I.   Growth and   International Equity Income
                                             Franchise Fund Comstock Fund  Income Fund     Account       Account
                                              (Series II)    (Series II)   (Series II)    (Class 1)     (Class 1)
                                             -------------- ------------- ------------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (362,315)  $   (801,481) $ (2,589,351)  $  (28,494)   $  (229,774)
   Net realized gains (losses)                  2,280,219     (1,620,186)   (1,298,036)    (254,297)      (173,464)
   Change in net unrealized appreciation
       (depreciation) of investments           (3,708,067)    (8,622,692)  (14,481,332)        (466)     1,355,924
                                              -----------   ------------  ------------   ----------    -----------
       Increase (decrease) in net
         assets from operations                (1,790,163)   (11,044,359)  (18,368,719)    (283,257)       952,686
                                              -----------   ------------  ------------   ----------    -----------
From capital transactions:
   Net proceeds from units sold                 1,700,385     53,855,892    64,873,135           --          8,489
   Cost of units redeemed                      (3,229,710)   (32,928,730)  (53,721,632)    (293,708)    (4,258,717)
   Net transfers                                  445,121     13,298,645     9,510,463       61,818       (435,215)
   Contract maintenance charge                     (5,908)       (62,086)      (91,637)        (354)        (5,024)
                                              -----------   ------------  ------------   ----------    -----------
       Increase (decrease) in net
         assets from capital
         transactions                          (1,090,112)    34,163,721    20,570,329     (232,244)    (4,690,467)
                                              -----------   ------------  ------------   ----------    -----------
Increase (decrease) in net assets              (2,880,275)    23,119,362     2,201,610     (515,501)    (3,737,781)
Net assets at beginning of period              23,718,139    283,683,043   483,038,980    2,504,439     25,843,438
                                              -----------   ------------  ------------   ----------    -----------
Net assets at end of period                   $20,837,864   $306,802,405  $485,240,590   $1,988,938    $22,105,657
                                              ===========   ============  ============   ==========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     143,507      5,258,991     6,033,068           --            885
   Units redeemed                                (295,433)    (2,731,463)   (3,980,958)     (45,642)      (433,962)
   Units transferred                               28,484      1,468,602     1,236,731       10,400        (42,868)
                                              -----------   ------------  ------------   ----------    -----------
Increase (decrease) in units outstanding         (123,442)     3,996,130     3,288,841      (35,242)      (475,945)
Beginning units                                 2,194,616     23,853,701    36,084,513      377,301      2,690,027
                                              -----------   ------------  ------------   ----------    -----------
Ending units                                    2,071,174     27,849,831    39,373,354      342,059      2,214,082
                                              ===========   ============  ============   ==========    ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                              Government
                                                & High                  LargeCap   LargeCap    MidCap
                                             Quality Bond   Income       Blend      Growth      Blend    Money Market
                                               Account      Account    Account II   Account    Account     Account
                                              (Class 1)    (Class 1)   (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                             ------------ -----------  ----------  --------- ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (62,784) $  (102,948) $  (43,444) $ (9,285) $  (44,052) $   (45,958)
   Net realized gains (losses)                    16,557      (53,883)   (182,573)   32,335    (327,949)          --
   Change in net unrealized appreciation
       (depreciation) of investments             259,877      609,661     205,645   (55,533)    592,014           --
                                              ----------  -----------  ----------  --------  ----------  -----------
       Increase (decrease) in net
         assets from operations                  213,650      452,830     (20,372)  (32,483)    220,013      (45,958)
                                              ----------  -----------  ----------  --------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                   17,488      118,877       2,581        --       1,219      276,252
   Cost of units redeemed                       (795,769)  (1,898,115)   (832,780)  (90,169)   (702,021)  (1,939,887)
   Net transfers                                 112,192     (653,827)   (143,927)   23,877     328,028      249,483
   Contract maintenance charge                    (1,846)      (1,652)       (966)     (388)       (668)      (1,449)
                                              ----------  -----------  ----------  --------  ----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                           (667,935)  (2,434,717)   (975,092)  (66,680)   (373,442)  (1,415,601)
                                              ----------  -----------  ----------  --------  ----------  -----------
Increase (decrease) in net assets               (454,285)  (1,981,887)   (995,464)  (99,163)   (153,429)  (1,461,559)
Net assets at beginning of period              5,042,990   10,888,418   3,420,439   667,630   3,108,269    3,984,221
                                              ----------  -----------  ----------  --------  ----------  -----------
Net assets at end of period                   $4,588,705  $ 8,906,531  $2,424,975  $568,467  $2,954,840  $ 2,522,662
                                              ==========  ===========  ==========  ========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,124       13,074         379        --         111       45,619
   Units redeemed                                (98,126)    (205,401)   (124,672)  (12,406)    (62,726)    (323,095)
   Units transferred                              13,233      (71,401)    (21,982)    3,225      30,826       42,514
                                              ----------  -----------  ----------  --------  ----------  -----------
Increase (decrease) in units outstanding         (82,769)    (263,728)   (146,275)   (9,181)    (31,789)    (234,962)
Beginning units                                  636,769    1,208,383     522,287    93,051     295,113      658,291
                                              ----------  -----------  ----------  --------  ----------  -----------
Ending units                                     554,000      944,655     376,012    83,870     263,324      423,329
                                              ==========  ===========  ==========  ========  ==========  ===========

                                              Principal                                 SAM
                                               Capital    Real Estate               Conservative
                                             Appreciation Securities  SAM Balanced    Balanced
                                               Account      Account    Portfolio     Portfolio
                                              (Class 1)    (Class 1)   (Class 1)     (Class 1)
                                             ------------ ----------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (202,950)  $(12,376)  $    970,136  $   132,832
   Net realized gains (losses)                   511,684    (75,536)       660,393      (52,703)
   Change in net unrealized appreciation
       (depreciation) of investments            (448,813)   149,598     (1,918,547)      (8,277)
                                             -----------   --------   ------------  -----------
       Increase (decrease) in net
         assets from operations                 (140,079)    61,686       (288,018)      71,852
                                             -----------   --------   ------------  -----------
From capital transactions:
   Net proceeds from units sold                    3,304         --        167,712        9,243
   Cost of units redeemed                     (2,698,231)   (99,157)   (17,405,191)  (1,268,236)
   Net transfers                                (484,922)    46,359     (4,212,959)   1,490,149
   Contract maintenance charge                    (3,242)      (186)       (16,870)      (1,464)
                                             -----------   --------   ------------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                         (3,183,091)   (52,984)   (21,467,308)     229,692
                                             -----------   --------   ------------  -----------
Increase (decrease) in net assets             (3,323,170)     8,702    (21,755,326)     301,544
Net assets at beginning of period             15,685,617    857,796     82,068,848    8,102,931
                                             -----------   --------   ------------  -----------
Net assets at end of period                  $12,362,447   $866,498   $ 60,313,522  $ 8,404,475
                                             ===========   ========   ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        250         --         15,287        1,128
   Units redeemed                               (207,031)    (5,404)    (1,613,516)    (154,981)
   Units transferred                             (38,348)     2,543       (395,794)     183,428
                                             -----------   --------   ------------  -----------
Increase (decrease) in units outstanding        (245,129)    (2,861)    (1,994,023)      29,575
Beginning units                                1,217,700     47,843      7,630,083    1,005,078
                                             -----------   --------   ------------  -----------
Ending units                                     972,571     44,982      5,636,060    1,034,653
                                             ===========   ========   ============  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                 SAM
                                             Conservative SAM Flexible SAM Strategic Short-Term   SmallCap  SmallCap
                                                Growth       Income       Growth       Income      Growth     Value
                                              Portfolio    Portfolio     Portfolio    Account    Account II Account I
                                              (Class 1)    (Class 1)     (Class 1)   (Class 1)   (Class 1)  (Class 1)
                                             ------------ ------------ ------------- ----------  ---------- ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   151,123  $   297,585   $     8,689  $  (40,301)  $(10,075) $ (2,883)
   Net realized gains (losses)                   362,856     (382,003)      (13,363)     17,033     28,410    (2,486)
   Change in net unrealized appreciation
       (depreciation) of investments          (1,004,502)     306,956      (313,280)     16,725    (51,200)   (5,949)
                                             -----------  -----------   -----------  ----------   --------  --------
       Increase (decrease) in net
         assets from operations                 (490,523)     222,538      (317,954)     (6,543)   (32,865)  (11,318)
                                             -----------  -----------   -----------  ----------   --------  --------
From capital transactions:
   Net proceeds from units sold                   91,903       43,805        79,370       4,221        981        --
   Cost of units redeemed                     (4,897,478)  (2,330,801)   (2,517,986)   (365,485)   (82,832)  (37,253)
   Net transfers                              (1,118,748)    (188,564)     (170,203)    149,559     17,193    33,357
   Contract maintenance charge                    (8,266)      (3,273)       (3,780)       (524)      (143)      (60)
                                             -----------  -----------   -----------  ----------   --------  --------
       Increase (decrease) in net
         assets from capital
         transactions                         (5,932,589)  (2,478,833)   (2,612,599)   (212,229)   (64,801)   (3,956)
                                             -----------  -----------   -----------  ----------   --------  --------
Increase (decrease) in net assets             (6,423,112)  (2,256,295)   (2,930,553)   (218,772)   (97,666)  (15,274)
Net assets at beginning of period             30,342,312   13,335,320    11,620,735   2,966,046    684,577   200,565
                                             -----------  -----------   -----------  ----------   --------  --------
Net assets at end of period                  $23,919,200  $11,079,025   $ 8,690,182  $2,747,274   $586,911  $185,291
                                             ===========  ===========   ===========  ==========   ========  ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      8,182        4,552         6,621         561        143        --
   Units redeemed                               (453,341)    (243,757)     (218,103)    (48,500)   (11,589)   (3,931)
   Units transferred                            (107,627)     (18,865)      (18,435)     19,708      2,325     3,361
                                             -----------  -----------   -----------  ----------   --------  --------
Increase (decrease) in units outstanding        (552,786)    (258,070)     (229,917)    (28,231)    (9,121)     (570)
Beginning units                                2,827,562    1,411,163     1,020,734     399,144    102,863    21,247
                                             -----------  -----------   -----------  ----------   --------  --------
Ending units                                   2,274,776    1,153,093       790,817     370,913     93,742    20,677
                                             ===========  ===========   ===========  ==========   ========  ========

                                                                          Government
                                              Diversified                   & High
                                             International Equity Income Quality Bond   Income
                                                Account       Account      Account      Account
                                               (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                             ------------- ------------- ------------ ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (15,192)   $  (154,753)  $  (18,990) $  (50,351)
   Net realized gains (losses)                   (84,904)    (1,075,846)      17,305      31,345
   Change in net unrealized appreciation
       (depreciation) of investments             (31,283)     1,728,308       53,314     203,198
                                              ----------    -----------   ----------  ----------
       Increase (decrease) in net
         assets from operations                 (131,379)       497,709       51,629     184,192
                                              ----------    -----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                      490          1,273           --          --
   Cost of units redeemed                       (207,173)    (2,897,512)    (241,599)   (648,362)
   Net transfers                                  61,583       (842,069)     (49,640)   (283,788)
   Contract maintenance charge                      (148)        (3,950)        (742)     (1,292)
                                              ----------    -----------   ----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions                           (145,248)    (3,742,258)    (291,981)   (933,442)
                                              ----------    -----------   ----------  ----------
Increase (decrease) in net assets               (276,627)    (3,244,549)    (240,352)   (749,250)
Net assets at beginning of period              1,222,479     15,738,890    1,437,348   4,663,359
                                              ----------    -----------   ----------  ----------
Net assets at end of period                   $  945,852    $12,494,341   $1,196,996  $3,914,109
                                              ==========    ===========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         92            147           --          --
   Units redeemed                                (32,381)      (307,958)     (31,143)    (72,760)
   Units transferred                              10,544        (91,661)      (6,682)    (32,100)
                                              ----------    -----------   ----------  ----------
Increase (decrease) in units outstanding         (21,745)      (399,472)     (37,825)   (104,860)
Beginning units                                  190,975      1,715,096      188,607     533,544
                                              ----------    -----------   ----------  ----------
Ending units                                     169,230      1,315,624      150,782     428,684
                                              ==========    ===========   ==========  ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                                           Principal
                                              LargeCap  LargeCap   MidCap                   Capital    Real Estate
                                               Blend     Growth     Blend    Money Market Appreciation Securities  SAM Balanced
                                             Account II  Account   Account     Account      Account      Account    Portfolio
                                             (Class 2)  (Class 2) (Class 2)   (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                             ---------- --------- ---------  ------------ ------------ ----------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $ (8,703) $ (6,546) $ (12,328) $   (29,211) $   (46,132)  $  (5,069) $    460,526
   Net realized gains (losses)                  (7,042)    4,838    (22,605)          --       77,078       1,710    (1,805,321)
   Change in net unrealized appreciation
       (depreciation) of investments             3,981   (24,766)    84,668           --      (98,882)     29,640     1,084,039
                                              --------  --------  ---------  -----------  -----------   ---------  ------------
       Increase (decrease) in net
         assets from operations                (11,764)  (26,474)    49,735      (29,211)     (67,936)     26,281      (260,756)
                                              --------  --------  ---------  -----------  -----------   ---------  ------------
From capital transactions:
   Net proceeds from units sold                     --        --         --      207,189        2,519          --        78,920
   Cost of units redeemed                      (74,523)  (43,259)  (128,400)  (1,308,543)  (1,076,089)   (146,187)  (10,353,141)
   Net transfers                                 2,111     7,881    (26,550)     496,707     (133,847)    (48,396)     (998,253)
   Contract maintenance charge                    (216)      (87)      (294)      (1,297)      (1,044)       (219)      (11,956)
                                              --------  --------  ---------  -----------  -----------   ---------  ------------
       Increase (decrease) in net
         assets from capital
         transactions                          (72,628)  (35,465)  (155,244)    (605,944)  (1,208,461)   (194,802)  (11,284,430)
                                              --------  --------  ---------  -----------  -----------   ---------  ------------
Increase (decrease) in net assets              (84,392)  (61,939)  (105,509)    (635,155)  (1,276,397)   (168,521)  (11,545,186)
Net assets at beginning of period              582,511   422,658    817,910    2,251,961    3,548,871     430,757    55,154,015
                                              --------  --------  ---------  -----------  -----------   ---------  ------------
Net assets at end of period                   $498,119  $360,719  $ 712,401  $ 1,616,806  $ 2,272,474   $ 262,236  $ 43,608,829
                                              ========  ========  =========  ===========  ===========   =========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       --        --         --       35,533          213          --         7,482
   Units redeemed                              (12,105)   (6,853)   (12,159)    (224,494)     (88,542)     (8,024)     (981,469)
   Units transferred                               319     1,216     (2,402)      85,405      (11,519)     (2,602)      (95,363)
                                              --------  --------  ---------  -----------  -----------   ---------  ------------
Increase (decrease) in units outstanding       (11,786)   (5,637)   (14,561)    (103,556)     (99,848)    (10,626)   (1,069,350)
Beginning units                                 92,182    60,886     80,624      384,351      287,058      24,526     5,280,382
                                              --------  --------  ---------  -----------  -----------   ---------  ------------
Ending units                                    80,396    55,249     66,063      280,795      187,210      13,900     4,211,032
                                              ========  ========  =========  ===========  ===========   =========  ============

                                                 SAM          SAM
                                             Conservative Conservative SAM Flexible
                                               Balanced      Growth       Income
                                              Portfolio    Portfolio    Portfolio
                                              (Class 2)    (Class 2)    (Class 2)
                                             ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    89,631  $    68,825  $   212,346
   Net realized gains (losses)                   111,655   (1,123,384)     (69,880)
   Change in net unrealized appreciation
       (depreciation) of investments            (169,647)     582,999       13,394
                                             -----------  -----------  -----------
       Increase (decrease) in net
         assets from operations                   31,639     (471,560)     155,860
                                             -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                   87,610      108,856        6,713
   Cost of units redeemed                     (1,089,331)  (6,129,342)  (1,563,708)
   Net transfers                                 322,383      950,067      392,340
   Contract maintenance charge                    (1,497)      (7,338)      (3,557)
                                             -----------  -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                           (680,835)  (5,077,757)  (1,168,212)
                                             -----------  -----------  -----------
Increase (decrease) in net assets               (649,196)  (5,549,317)  (1,012,352)
Net assets at beginning of period              7,155,837   29,480,485   10,602,634
                                             -----------  -----------  -----------
Net assets at end of period                  $ 6,506,641  $23,931,168  $ 9,590,282
                                             ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     10,930        9,862          592
   Units redeemed                               (131,944)    (585,363)    (170,602)
   Units transferred                              40,597       92,567       43,377
                                             -----------  -----------  -----------
Increase (decrease) in units outstanding         (80,417)    (482,934)    (126,633)
Beginning units                                  890,115    2,838,301    1,156,232
                                             -----------  -----------  -----------
Ending units                                     809,698    2,355,367    1,029,599
                                             ===========  ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                                                Columbia        Columbia
                                                                                                Variable        Variable
                                             SAM Strategic  Short-Term   SmallCap  SmallCap  Portfolio-Asset Portfolio-Small
                                                Growth        Income      Growth     Value     Allocation        Company
                                               Portfolio     Account    Account II Account I      Fund         Growth Fund
                                               (Class 2)    (Class 2)   (Class 2)  (Class 2)    (Class 1)       (Class 1)
                                             ------------- -----------  ---------- --------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   (32,585) $   (24,712) $  (4,385) $ (2,235)    $   7,388      $  (26,618)
   Net realized gains (losses)                   (869,506)      23,878     18,602     2,321       (26,293)         58,837
   Change in net unrealized appreciation
       (depreciation) of investments              371,168       (7,941)   (26,548)   (2,597)        3,752        (123,526)
                                              -----------  -----------  ---------  --------     ---------      ----------
       Increase (decrease) in net
         assets from operations                  (530,923)      (8,775)   (12,331)   (2,511)      (15,153)        (91,307)
                                              -----------  -----------  ---------  --------     ---------      ----------
From capital transactions:
   Net proceeds from units sold                    12,860           --         --        --            --             995
   Cost of units redeemed                      (2,662,221)  (1,444,525)   (53,845)  (40,789)     (128,225)       (402,821)
   Net transfers                               (1,052,400)   1,070,428    (40,986)  (34,702)      408,203        (113,415)
   Contract maintenance charge                     (3,498)        (442)       (75)      (63)         (252)           (223)
                                              -----------  -----------  ---------  --------     ---------      ----------
       Increase (decrease) in net
         assets from capital
         transactions                          (3,705,259)    (374,539)   (94,906)  (75,554)      279,726        (515,464)
                                              -----------  -----------  ---------  --------     ---------      ----------
Increase (decrease) in net assets              (4,236,182)    (383,314)  (107,237)  (78,065)      264,573        (606,771)
Net assets at beginning of period              15,343,930    1,851,701    335,263   168,872       717,063       1,951,181
                                              -----------  -----------  ---------  --------     ---------      ----------
Net assets at end of period                   $11,107,748  $ 1,468,387  $ 228,026  $ 90,807     $ 981,636      $1,344,410
                                              ===========  ===========  =========  ========     =========      ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       1,385           --         --        --            --              85
   Units redeemed                                (243,682)    (199,249)    (8,638)   (4,409)      (11,305)        (32,750)
   Units transferred                             (105,483)     147,785     (5,714)   (3,492)       35,727          (8,734)
                                              -----------  -----------  ---------  --------     ---------      ----------
Increase (decrease) in units outstanding         (347,780)     (51,464)   (14,352)   (7,901)       24,422         (41,399)
Beginning units                                 1,397,038      254,355     52,037    18,235        61,271         159,274
                                              -----------  -----------  ---------  --------     ---------      ----------
Ending units                                    1,049,258      202,891     37,685    10,334        85,693         117,875
                                              ===========  ===========  =========  ========     =========      ==========

                                                                Columbia                            Columbia
                                                Columbia        Variable          Columbia          Variable
                                                Variable    Portfolio-Marsico     Variable      Portfolio-Marsico
                                             Portfolio-High Focused Equities  Portfolio-Marsico   21st Century
                                              Income Fund         Fund           Growth Fund          Fund
                                               (Class 1)        (Class 1)         (Class 1)         (Class 1)
                                             -------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $ 1,464,790      $  (447,446)      $  (40,307)       $  (23,364)
   Net realized gains (losses)                    140,089          328,938          273,617            42,780
   Change in net unrealized appreciation
       (depreciation) of investments             (536,137)      (1,295,596)        (357,083)         (222,902)
                                              -----------      -----------       ----------        ----------
       Increase (decrease) in net
         assets from operations                 1,068,742       (1,414,104)        (123,773)         (203,486)
                                              -----------      -----------       ----------        ----------
From capital transactions:
   Net proceeds from units sold                 1,223,530          605,993            1,336               727
   Cost of units redeemed                      (4,495,695)      (6,482,925)        (673,432)         (156,399)
   Net transfers                               (1,642,438)      (2,697,129)        (133,234)            8,526
   Contract maintenance charge                     (3,551)          (5,743)            (536)             (107)
                                              -----------      -----------       ----------        ----------
       Increase (decrease) in net
         assets from capital
         transactions                          (4,918,154)      (8,579,804)        (805,866)         (147,253)
                                              -----------      -----------       ----------        ----------
Increase (decrease) in net assets              (3,849,412)      (9,993,908)        (929,639)         (350,739)
Net assets at beginning of period              25,984,432       41,882,170        3,520,564         1,631,456
                                              -----------      -----------       ----------        ----------
Net assets at end of period                   $22,135,020      $31,888,262       $2,590,925        $1,280,717
                                              ===========      ===========       ==========        ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      64,540           51,673              124                47
   Units redeemed                                (238,092)        (572,845)         (62,360)          (10,976)
   Units transferred                              (91,845)        (233,520)         (12,805)              841
                                              -----------      -----------       ----------        ----------
Increase (decrease) in units outstanding         (265,397)        (754,692)         (75,041)          (10,088)
Beginning units                                 1,415,148        3,687,487          323,404           107,059
                                              -----------      -----------       ----------        ----------
Ending units                                    1,149,751        2,932,795          248,363            96,971
                                              ===========      ===========       ==========        ==========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                               Columbia
                                               Columbia        Variable
                                               Variable    Portfolio-Marsico      Columbia
                                             Portfolio-Mid   International        Variable
                                              Cap Growth     Opportunities   Portfolio-Dividend      Asset      Global Growth
                                                 Fund            Fund         Opportunity Fund  Allocation Fund     Fund
                                               (Class 1)       (Class 2)         (Class 1)         (Class 2)      (Class 2)
                                             ------------- ----------------- ------------------ --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (17,753)     $   (27,736)      $    18,204      $    203,794   $ (1,041,396)
   Net realized gains (losses)                    27,582         (119,798)         (414,632)        1,591,437     11,431,651
   Change in net unrealized appreciation
       (depreciation) of investments             (64,514)        (506,772)           76,775        (1,840,709)   (39,698,006)
                                              ----------      -----------       -----------      ------------   ------------
       Increase (decrease) in net
         assets from operations                  (54,685)        (654,306)         (319,653)          (45,478)   (29,307,751)
                                              ----------      -----------       -----------      ------------   ------------
From capital transactions:
   Net proceeds from units sold                    1,639            2,493                13           459,556      1,196,875
   Cost of units redeemed                       (504,596)        (643,641)         (729,550)      (12,837,969)   (49,477,650)
   Net transfers                                 (89,475)        (199,573)         (261,194)         (622,686)   (15,624,018)
   Contract maintenance charge                      (152)            (480)             (489)          (41,713)       (80,014)
                                              ----------      -----------       -----------      ------------   ------------
       Increase (decrease) in net
         assets from capital
         transactions                           (592,584)        (841,201)         (991,220)      (13,042,812)   (63,984,807)
                                              ----------      -----------       -----------      ------------   ------------
Increase (decrease) in net assets               (647,269)      (1,495,507)       (1,310,873)      (13,088,290)   (93,292,558)
Net assets at beginning of period              1,383,881        4,403,401         4,153,700        85,697,533    342,056,864
                                              ----------      -----------       -----------      ------------   ------------
Net assets at end of period                   $  736,612      $ 2,907,894       $ 2,842,827      $ 72,609,243   $248,764,306
                                              ==========      ===========       ===========      ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        135              145                 1            30,983         51,403
   Units redeemed                                (44,555)         (38,800)          (67,167)         (802,144)    (2,183,720)
   Units transferred                              (8,303)         (11,139)          (24,772)          (43,110)      (690,897)
                                              ----------      -----------       -----------      ------------   ------------
Increase (decrease) in units outstanding         (52,723)         (49,794)          (91,938)         (814,271)    (2,823,214)
Beginning units                                  121,959          248,600           364,851         5,407,120     14,920,017
                                              ----------      -----------       -----------      ------------   ------------
Ending units                                      69,236          198,806           272,913         4,592,849     12,096,803
                                              ==========      ===========       ===========      ============   ============



                                                                             Asset         Cash
                                                            Growth-Income  Allocation   Management
                                              Growth Fund       Fund          Fund         Fund      Growth Fund
                                               (Class 2)      (Class 2)    (Class 3)    (Class 3)     (Class 3)
                                             -------------  ------------- -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (4,034,401) $   (433,877) $   212,307  $  (165,295) $ (1,428,542)
   Net realized gains (losses)                   7,118,037    (1,350,253)    (225,064)     (55,051)   (3,808,841)
   Change in net unrealized appreciation
       (depreciation) of investments           (23,457,666)  (10,395,127)      30,315        9,667    (6,089,703)
                                             -------------  ------------  -----------  -----------  ------------
       Increase (decrease) in net
         assets from operations                (20,374,030)  (12,179,257)      17,558     (210,679)  (11,327,086)
                                             -------------  ------------  -----------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                  1,354,743     1,782,340       72,039       11,781       430,528
   Cost of units redeemed                      (66,102,932)  (64,513,546)  (6,693,238)  (5,122,465)  (23,732,387)
   Net transfers                               (26,159,015)  (16,874,242)     142,266    3,795,972    (8,119,249)
   Contract maintenance charge                    (109,666)     (117,408)     (16,663)      (7,894)      (84,514)
                                             -------------  ------------  -----------  -----------  ------------
       Increase (decrease) in net
         assets from capital
         transactions                          (91,016,870)  (79,722,856)  (6,495,596)  (1,322,606)  (31,505,622)
                                             -------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets             (111,390,900)  (91,902,113)  (6,478,038)  (1,533,285)  (42,832,708)
Net assets at beginning of period              456,326,337   436,801,880   43,700,036   13,423,722   231,541,625
                                             -------------  ------------  -----------  -----------  ------------
Net assets at end of period                  $ 344,935,437  $344,899,767  $37,221,998  $11,890,437  $188,708,917
                                             =============  ============  ===========  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       65,167       104,409        1,456          548         2,329
   Units redeemed                               (3,327,507)   (3,957,508)    (140,738)    (235,813)     (132,572)
   Units transferred                            (1,321,357)   (1,042,953)       2,102      174,331       (46,723)
                                             -------------  ------------  -----------  -----------  ------------
Increase (decrease) in units outstanding        (4,583,697)   (4,896,052)    (137,180)     (60,934)     (176,966)
Beginning units                                 23,161,429    26,741,866      922,960      612,158     1,282,399
                                             -------------  ------------  -----------  -----------  ------------
Ending units                                    18,577,732    21,845,814      785,780      551,224     1,105,433
                                             =============  ============  ===========  ===========  ============

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)



                                                                                           U.S.
                                                                                        Government/
                                             Growth-Income High-Income  International    AAA-Rated       Growth and
                                                 Fund       Bond Fund       Fund      Securities Fund Income Portfolio
                                               (Class 3)    (Class 3)     (Class 3)      (Class 3)       (Class VC)
                                             ------------- -----------  ------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    417,645  $ 1,308,239  $    201,391    $   116,965     $ (2,049,237)
   Net realized gains (losses)                 (6,366,125)     989,347      (571,446)     1,135,154       (5,348,487)
   Change in net unrealized appreciation
       (depreciation) of investments              195,973   (2,063,347)   (7,868,678)       136,658      (11,762,626)
                                             ------------  -----------  ------------    -----------     ------------
       Increase (decrease) in net
         assets from operations                (5,752,507)     234,239    (8,238,733)     1,388,777      (19,160,350)
                                             ------------  -----------  ------------    -----------     ------------
From capital transactions:
   Net proceeds from units sold                   248,423       36,863       110,997         34,222       28,385,194
   Cost of units redeemed                     (26,598,048)  (2,663,453)   (6,805,343)    (3,849,649)     (27,015,264)
   Net transfers                               (4,192,218)    (228,725)   (2,278,385)       178,669        8,431,977
   Contract maintenance charge                    (87,684)      (9,134)      (20,119)        (9,764)         (48,577)
                                             ------------  -----------  ------------    -----------     ------------
       Increase (decrease) in net
         assets from capital
         transactions                         (30,629,527)  (2,864,449)   (8,992,850)    (3,646,522)       9,753,330
                                             ------------  -----------  ------------    -----------     ------------
Increase (decrease) in net assets             (36,382,034)  (2,630,210)  (17,231,583)    (2,257,745)      (9,407,020)
Net assets at beginning of period             208,592,720   23,121,444    60,705,085     26,067,499      249,602,582
                                             ------------  -----------  ------------    -----------     ------------
Net assets at end of period                  $172,210,686  $20,491,234  $ 43,473,502    $23,809,754     $240,195,562
                                             ============  ===========  ============    ===========     ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       2,094          452         2,163            900        2,976,269
   Units redeemed                                (223,186)     (32,854)     (141,328)       (99,108)      (2,385,142)
   Units transferred                              (35,291)      (2,005)      (49,434)         2,268          978,043
                                             ------------  -----------  ------------    -----------     ------------
Increase (decrease) in units outstanding         (256,383)     (34,407)     (188,599)       (95,940)       1,569,170
Beginning units                                 1,727,264      287,610     1,195,394        687,580       21,726,327
                                             ------------  -----------  ------------    -----------     ------------
Ending units                                    1,470,881      253,203     1,006,795        591,640       23,295,497
                                             ============  ===========  ============    ===========     ============

                                                                                           Sterling
                                                                                           Capital
                                                              Sterling       Sterling     Strategic     Sterling
                                             Mid Cap Stock Capital Select Capital Special Allocation  Capital Total
                                               Portfolio       Equity      Opportunities    Equity     Return Bond
                                              (Class VC)        VIF             VIF          VIF           VIF
                                             ------------- -------------- --------------- ----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (415,115)   $   (7,821)    $  (246,805)  $  (13,705)  $   164,143
   Net realized gains (losses)                   (727,009)     (285,114)        869,147     (163,316)      530,195
   Change in net unrealized appreciation
       (depreciation) of investments             (389,217)      221,139      (1,392,524)      34,397      (345,747)
                                              -----------    ----------     -----------   ----------   -----------
       Increase (decrease) in net
         assets from operations                (1,531,341)      (71,796)       (770,182)    (142,624)      348,591
                                              -----------    ----------     -----------   ----------   -----------
From capital transactions:
   Net proceeds from units sold                    59,205           490          32,069           --        41,457
   Cost of units redeemed                      (5,996,210)     (224,290)     (1,742,656)    (330,655)   (1,613,136)
   Net transfers                                 (480,133)      (57,469)         11,957       15,002      (287,332)
   Contract maintenance charge                    (17,858)         (195)         (1,291)        (345)         (908)
                                              -----------    ----------     -----------   ----------   -----------
       Increase (decrease) in net
         assets from capital
         transactions                          (6,434,996)     (281,464)     (1,699,921)    (315,998)   (1,859,919)
                                              -----------    ----------     -----------   ----------   -----------
Increase (decrease) in net assets              (7,966,337)     (353,260)     (2,470,103)    (458,622)   (1,511,328)
Net assets at beginning of period              34,280,758     1,745,230      15,483,642    2,012,635     9,243,994
                                              -----------    ----------     -----------   ----------   -----------
Net assets at end of period                   $26,314,421    $1,391,970     $13,013,539   $1,554,013   $ 7,732,666
                                              ===========    ==========     ===========   ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       5,001            54           2,094           --         3,296
   Units redeemed                                (435,631)      (25,095)       (116,666)     (32,449)     (128,139)
   Units transferred                              (38,780)       (4,753)         (4,437)       2,052       (24,290)
                                              -----------    ----------     -----------   ----------   -----------
Increase (decrease) in units outstanding         (469,410)      (29,794)       (119,009)     (30,397)     (149,133)
Beginning units                                 2,497,517       190,884       1,035,403      198,013       750,050
                                              -----------    ----------     -----------   ----------   -----------
Ending units                                    2,028,107       161,090         916,394      167,616       600,917
                                              ===========    ==========     ===========   ==========   ===========

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                             Franklin
                                                                           Templeton VIP
                                              Wilmington                     Founding
                                                Managed       Franklin         Funds      Allocation   Allocation
                                              Allocation       Income       Allocation     Balanced      Growth
                                             Fund-Moderate Securities Fund     Fund       Portfolio    Portfolio
                                               Growth II      (Class 2)      (Class 2)    (Class 3)    (Class 3)
                                             ------------- --------------- ------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $ --        $ 2,910,999    $  (617,659) $    72,881  $   (43,532)
   Net realized gains (losses)                      6          2,199,252       (160,327)     444,599      (10,872)
   Change in net unrealized appreciation
       (depreciation) of investments              (27)        (4,908,040)      (544,132)  (1,427,625)    (836,382)
                                                 ----        -----------    -----------  -----------  -----------
       Increase (decrease) in net
         assets from operations                   (21)           202,211     (1,322,118)    (910,145)    (890,786)
                                                 ----        -----------    -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    --         31,984,912      8,065,705   40,643,163    6,577,207
   Cost of units redeemed                          --         (5,687,053)    (3,063,103)  (2,911,980)    (907,517)
   Net transfers                                   --         21,856,920      1,038,111   16,825,969    3,084,916
   Contract maintenance charge                    (49)            (4,982)        (4,188)      (3,266)        (845)
                                                 ----        -----------    -----------  -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions                             (49)        48,149,797      6,036,525   54,553,886    8,753,761
                                                 ----        -----------    -----------  -----------  -----------
Increase (decrease) in net assets                 (70)        48,352,008      4,714,407   53,643,741    7,862,975
Net assets at beginning of period                 375         47,357,563     36,380,043   32,841,923    4,539,712
                                                 ----        -----------    -----------  -----------  -----------
Net assets at end of period                      $305        $95,709,571    $41,094,450  $86,485,664  $12,402,687
                                                 ====        ===========    ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      --          3,013,542        871,035    3,548,980      600,954
   Units redeemed                                  (5)          (538,098)      (332,332)    (254,183)     (82,844)
   Units transferred                               --          2,083,156        112,206    1,471,304      290,691
                                                 ----        -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding           (5)         4,558,600        650,909    4,766,101      808,801
Beginning units                                    39          4,540,183      3,952,710    2,867,378      411,426
                                                 ----        -----------    -----------  -----------  -----------
Ending units                                       34          9,098,783      4,603,619    7,633,479    1,220,227
                                                 ====        ===========    ===========  ===========  ===========



                                                Allocation     Allocation
                                                 Moderate       Moderate     Real Return
                                             Growth Portfolio  Portfolio      Portfolio
                                                (Class 3)      (Class 3)      (Class 3)
                                             ---------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    (86,829)  $    (32,484) $ (2,263,437)
   Net realized gains (losses)                      571,837        485,492     1,580,194
   Change in net unrealized appreciation
       (depreciation) of investments             (7,203,258)    (4,265,563)    6,556,702
                                               ------------   ------------  ------------
       Increase (decrease) in net
         assets from operations                  (6,718,250)    (3,812,555)    5,873,459
                                               ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                  71,903,249     63,828,133    79,967,296
   Cost of units redeemed                        (4,220,392)    (3,695,108)   (6,884,177)
   Net transfers                                 20,533,559     19,500,398    34,233,215
   Contract maintenance charge                       (6,888)        (4,912)       (7,664)
                                               ------------   ------------  ------------
       Increase (decrease) in net
         assets from capital
         transactions                            88,209,528     79,628,511   107,308,670
                                               ------------   ------------  ------------
Increase (decrease) in net assets                81,491,278     75,815,956   113,182,129
Net assets at beginning of period                55,508,068     44,214,654    84,421,305
                                               ------------   ------------  ------------
Net assets at end of period                    $136,999,346   $120,030,610  $197,603,434
                                               ============   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     6,497,369      5,616,969     6,852,684
   Units redeemed                                  (385,568)      (328,013)     (587,371)
   Units transferred                              1,865,672      1,737,567     2,935,225
                                               ------------   ------------  ------------
Increase (decrease) in units outstanding          7,977,473      7,026,523     9,200,538
Beginning units                                   4,992,596      3,880,104     7,405,888
                                               ------------   ------------  ------------
Ending units                                     12,970,069     10,906,627    16,606,426
                                               ============   ============  ============

   The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Variable Separate Account of American General Life Insurance Company (formerly known as SunAmerica Annuity and Life Assurance Company) (the "Separate Account") is an investment account of American General Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   On December 31, 2012, SunAmerica Annuity and Life Assurance Company merged into an affiliate company, American General Life Insurance Company. The Company is an indirect, wholly-owned subsidiary of AIG. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

   The Separate Account offers the following variable annuity products:
   American Pathway II, Polaris, Polaris Advantage, Polaris Advantage II, Polaris Advisor, Polaris Advisor III, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris Choice IV, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, Polaris Preferred Solution, Polaris Protector, Polaris Retirement Protector, PolarisAmerica, WM Diversified Strategies, and WM Diversified Strategies III.

   The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

   The Separate Account is composed of a total of 180 variable portfolios of different classes (the "Variable Account"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2, and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety three currently available Class 1, Class 2, and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc. (the "Principal Funds"), (5) the two currently available Class 1 investment portfolios of the Columbia Funds Variable Insurance Trust

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   (the "Columbia Trust"), (6) the six currently available Class 1 and Class 2 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the one currently available Class 1 investment portfolio of the Columbia Funds Variable Series Trust II (the "Columbia Trust II"), (8) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (9) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (10) the four currently available investment portfolios of the Sterling Capital Variable Insurance Funds (the "Sterling Capital Funds"), (11) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), or (12) the five currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Funds, the Franklin Templeton Trust, and the American Series, the Class 2 shares in the Columbia Trust I, the Series II shares in the Invesco Funds, the Class 3 shares of the Anchor Trust, the SunAmerica Trust, and the shares of the Seasons Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the Sterling Capital Funds are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, the Invesco Funds, the Principal Funds, the Columbia Trust, the Columbia Trust I, the Columbia Trust II, the American Series, the Lord Abbett Fund, the Sterling Capital Funds, and the Franklin Templeton Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. These financial statements include balances allocated by the contract holders to the Variable Accounts and do not include balances allocated to the General Account.

   On March 9, 2012, the MTB Group of Funds was re-branded as the Wilmington Funds Trust. On the same date, the MTB Managed Allocation Fund-Moderate Growth II was renamed the Wilmington Managed Allocation Fund-Moderate Growth II.

   On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund was renamed the Invesco Van Kampen V.I. American Franchise Fund.

   On May 1, 2012, the Mid Cap Value Portfolio was renamed the Mid Cap Stock Portfolio.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   On June 29, 2012, the Columbia Variable Portfolio - Diversified Equity Income Fund was renamed the Columbia Variable Portfolio - Dividend Opportunity Fund.

   On September 28, 2012, the Wilmington Managed Allocation Fund-Moderate Growth II was liquidated.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Investment Accounting and Valuation: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

   Federal Income Taxes: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

   Use of Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   Reserves for Contracts in Payout (Annuitization) Period: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitzation as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.0% assumed interest rate.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


   The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Transfers are recorded as cost of units redeemed or as net proceeds from units sold in the accompanying Statements of Changes in Net Assets. Additional amounts which will be transferred to or from the Company are disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

   Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurements in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

   Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

   Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)


   Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2012 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2012 and for the year then ended. The Separate Account had no liabilities as of December 31, 2012. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2012, and respective hierarchy level.

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

   CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $30 to $50 is charged against contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statements of Changes in Net Assets.

   SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account Annual Charges are recorded as a

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%; PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55%, or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72%, or 1.97%; WM Diversified Strategies III, 1.55%, 1.70%, or 1.95%;
   Polaris Platinum II, 1.52%, 1.77%, or 2.02%; Polaris Choice II, 1.52%, 1.72%, or 1.97%; Polaris Advisor, 1.52%, 1.72%, or 1.97%; Polaris Choice III, 1.52%, 1.77%, 2.02%, or 2.17%; Polaris Preferred Solution, 1.15%,
   1.40%, 1.55%, 1.65%, 1.80%, 1.90%, or 2.05%; Polaris Advantage, 1.65%,
   1.90%, or 2.30%; Polaris Advisor III, 1.65%, 1.90%, or 2.30%; Polaris
   Platinum III, 1.30%, 1.55%, or 1.95%; Polaris Choice IV, 1.65%, 1.90%, or
   2.30%; Polaris Advantage II, 1.30%, 1.55%, 1.90%, or 2.15%; Polaris
   Retirement Protector, 1.30%, 1.55%, or 1.80%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

   TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, PolarisAmerica, Polaris Platinum, Polaris Platinum II, WM Diversified Strategies, and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range from 0.10% to 0.45% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

   CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90/th/ day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The MarketLock for Two feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the maximum anniversary value benefit base (as defined in the prospectus) is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

   The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The annual fee ranges from 0.65% to 0.95% for one covered person and from 0.90% to 1.25% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The MarketLock Income Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Advisor III, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee ranges from 0.85% to 1.10% for one covered person and from 1.10% to 1.35% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   value benefit base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

   The MarketLock for Life feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Choice IV, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

   SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE: The optional SunAmerica Income Plus and SunAmerica Income Builder features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II, Polaris Retirement Protector and Polaris Preferred Solution. The SunAmerica Income Builder feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II and Polaris Preferred Solution. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

   PREMIUM TAXES: Certain states charge the Company a tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)


   SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2012 consist of the following:

                                                  Cost of Shares Proceeds from
 Variable Account:                                   Acquired     Shares Sold
 -----------------                                -------------- -------------
 ANCHOR TRUST:
 Asset Allocation Portfolio (Class 1)              $  4,924,918  $ 21,239,118
 Capital Appreciation Portfolio (Class 1)            14,657,189    53,630,582
 Government and Quality Bond Portfolio (Class 1)      8,614,860    25,223,455
 Growth Portfolio (Class 1)                           1,252,845    17,342,194
 Natural Resources Portfolio (Class 1)                6,530,637    13,481,927
 Asset Allocation Portfolio (Class 2)                 1,283,921     2,056,011
 Capital Appreciation Portfolio (Class 2)             3,797,543    13,560,356
 Government and Quality Bond Portfolio (Class 2)      5,830,178    14,022,577
 Growth Portfolio (Class 2)                             452,111     6,096,196
 Natural Resources Portfolio (Class 2)                1,737,649     3,266,091
 Asset Allocation Portfolio (Class 3)                 7,842,770     8,181,986
 Capital Appreciation Portfolio (Class 3)            51,982,198    91,613,378
 Government and Quality Bond Portfolio (Class 3)    142,583,468   119,154,818
 Growth Portfolio (Class 3)                           7,322,316    26,060,367
 Natural Resources Portfolio (Class 3)               30,329,843    30,014,077

 SUNAMERICA TRUST:
 Aggressive Growth Portfolio (Class 1)             $    670,593  $  4,573,443
 Alliance Growth Portfolio (Class 1)                  3,343,037    29,723,318
 Balanced Portfolio (Class 1)                         1,530,100     8,654,406
 Blue Chip Growth Portfolio (Class 1)                   768,825     3,601,643
 Capital Growth Portfolio (Class 1)                     351,965     1,233,095
 Cash Management Portfolio (Class 1)                 29,519,141    44,955,376
 Corporate Bond Portfolio (Class 1)                   8,822,388    17,238,299
 Davis Venture Value Portfolio (Class 1)             26,563,334    70,964,124
 "Dogs" of Wall Street Portfolio (Class 1)            2,250,042     4,251,276

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                        Cost of Shares Proceeds from
Variable Account:                                          Acquired     Shares Sold
-----------------                                       -------------- -------------
Emerging Markets Portfolio (Class 1)                       1,779,384      9,422,893
Equity Opportunities Portfolio (Class 1)                     633,953      4,815,683
Fundamental Growth Portfolio (Class 1)                       838,692      6,831,409
Global Bond Portfolio (Class 1)                            5,702,704      9,980,198
Global Equities Portfolio (Class 1)                          624,711      9,079,963
Growth Opportunities Portfolio (Class 1)                     819,630      3,518,964
Growth-Income Portfolio (Class 1)                          3,876,690     23,824,716
High-Yield Bond Portfolio (Class 1)                       20,793,644     25,879,009
International Diversified Equities Portfolio (Class 1)     1,985,173      8,590,921
International Growth and Income Portfolio (Class 1)        1,405,311      8,872,159
Marsico Focused Growth Portfolio (Class 1)                 1,383,790      2,427,874
MFS Massachusetts Investors Trust Portfolio (Class 1)      1,369,432      9,681,471
MFS Total Return Portfolio (Class 1)                       5,199,411     27,937,257
Mid-Cap Growth Portfolio (Class 1)                         1,237,841      7,176,374
Real Estate Portfolio (Class 1)                            3,769,640      7,608,960
Technology Portfolio (Class 1)                             1,604,926      2,707,801
Telecom Utility Portfolio (Class 1)                        1,026,930      3,557,038
Total Return Bond Portfolio (Class 1)                     11,974,749     13,675,447
Aggressive Growth Portfolio (Class 2)                         47,206        681,177
Alliance Growth Portfolio (Class 2)                          507,064      5,061,591
Balanced Portfolio (Class 2)                                 667,672      1,681,347
Blue Chip Growth Portfolio (Class 2)                         240,575        784,712
Capital Growth Portfolio (Class 2)                           130,199        455,399
Cash Management Portfolio (Class 2)                        5,579,509      9,727,229

SUNAMERICA TRUST (continued):
Corporate Bond Portfolio (Class 2)                       $ 3,304,347    $ 6,388,301
Davis Venture Value Portfolio (Class 2)                    4,462,669     13,184,978
"Dogs" of Wall Street Portfolio (Class 2)                    769,944      1,531,602
Emerging Markets Portfolio (Class 2)                       1,153,445      3,411,080
Equity Opportunities Portfolio (Class 2)                     257,275      1,336,354
Foreign Value Portfolio (Class 2)                          1,145,521      5,552,231
Fundamental Growth Portfolio (Class 2)                       184,142        720,471
Global Bond Portfolio (Class 2)                            2,386,616      3,196,737
Global Equities Portfolio (Class 2)                          155,545      2,123,542
Growth Opportunities Portfolio (Class 2)                     470,601      1,212,527

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                          Cost of Shares Proceeds from
Variable Account:                                            Acquired     Shares Sold
-----------------                                         -------------- -------------
Growth-Income Portfolio (Class 2)                               804,235     1,738,579
High-Yield Bond Portfolio (Class 2)                           1,543,145     4,093,859
International Diversified Equities Portfolio (Class 2)          625,580     4,306,586
International Growth and Income Portfolio (Class 2)             390,644     2,186,790
Marsico Focused Growth Portfolio (Class 2)                      640,765     2,912,505
MFS Massachusetts Investors Trust Portfolio (Class 2)         1,450,887     3,690,302
MFS Total Return Portfolio (Class 2)                          3,084,638    10,610,680
Mid-Cap Growth Portfolio (Class 2)                              325,987     3,501,511
Real Estate Portfolio (Class 2)                                 801,477     2,062,803
Small & Mid Cap Value Portfolio (Class 2)                     2,191,182     4,840,035
Technology Portfolio (Class 2)                                  325,129       895,665
Telecom Utility Portfolio (Class 2)                             257,714       582,334
Total Return Bond Portfolio (Class 2)                         5,379,320     5,211,759
Aggressive Growth Portfolio (Class 3)                         6,266,843     6,328,273
Alliance Growth Portfolio (Class 3)                           8,818,024    26,285,416
American Funds Asset Allocation SAST Portfolio (Class 3)     26,490,415    19,465,760
American Funds Global Growth SAST Portfolio (Class 3)        40,117,930    61,110,033
American Funds Growth SAST Portfolio (Class 3)               29,448,262    39,576,227
American Funds Growth-Income SAST Portfolio (Class 3)        21,795,285    30,848,303
Balanced Portfolio (Class 3)                                 34,604,303     9,301,290
Blue Chip Growth Portfolio (Class 3)                         11,724,282    11,328,438
Capital Growth Portfolio (Class 3)                            3,996,054     9,702,586
Cash Management Portfolio (Class 3)                         144,953,658   174,254,217
Corporate Bond Portfolio (Class 3)                          130,394,632    99,406,821

SUNAMERICA TRUST (continued):
Davis Venture Value Portfolio (Class 3)                    $ 63,941,214  $ 79,129,548
"Dogs" of Wall Street Portfolio (Class 3)                    20,246,307     9,804,769
Emerging Markets Portfolio (Class 3)                         19,836,008    35,300,618
Equity Opportunities Portfolio (Class 3)                      4,675,794     6,660,381
Foreign Value Portfolio (Class 3)                            62,756,516    93,936,056
Fundamental Growth Portfolio (Class 3)                        8,259,553    18,034,916
Global Bond Portfolio (Class 3)                              67,781,788    35,948,633
Global Equities Portfolio (Class 3)                           4,975,363     7,286,828
Growth Opportunities Portfolio (Class 3)                     25,191,500    25,835,295
Growth-Income Portfolio (Class 3)                            35,216,888     9,031,748
High-Yield Bond Portfolio (Class 3)                          75,711,141    54,020,631

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                           Cost of Shares Proceeds from
Variable Account:                                             Acquired     Shares Sold
-----------------                                          -------------- -------------
International Diversified Equities Portfolio (Class 3)          9,158,418   35,116,979
International Growth and Income Portfolio (Class 3)            11,245,527   41,167,791
Marsico Focused Growth Portfolio (Class 3)                     20,155,778   12,200,224
MFS Massachusetts Investors Trust Portfolio (Class 3)          34,798,298   33,512,295
MFS Total Return Portfolio (Class 3)                           25,911,386   38,015,855
Mid-Cap Growth Portfolio (Class 3)                             14,038,315   20,621,849
Protected Asset Allocation SAST Portfolio (Class 3) (3)         5,073,854      148,321
Real Estate Portfolio (Class 3)                                31,722,897   39,197,971
Small & Mid Cap Value Portfolio (Class 3)                      79,778,895   83,575,101
Small Company Value Portfolio (Class 3)                        22,188,296   32,324,083
SunAmerica Dynamic Allocation Portfolio (Class 3) \\(1)\\   1,751,734,098    4,322,061
SunAmerica Dynamic Strategy Portfolio (Class 3) \\(2)\\       210,326,239    2,225,332
Technology Portfolio (Class 3)                                  6,363,998    8,611,291
Telecom Utility Portfolio (Class 3)                             6,634,946    5,062,256
Total Return Bond Portfolio (Class 3)                         247,297,522   90,077,905

INVESCO FUNDS (Series II):
Invesco Van Kampen V.I. American Franchise Fund            $    3,086,877  $ 7,289,037
Invesco Van Kampen V.I. Comstock Fund                          29,160,265   53,081,068
Invesco Van Kampen V.I. Growth and Income Fund                 39,676,136   78,792,435

PRINCIPAL FUNDS:
Diversified International Account (Class 1)                $       66,870  $   492,164
Equity Income Account (Class 1)                                   770,684    5,134,824
Government & High Quality Bond Account (Class 1)                  475,274      632,318
Income Account (Class 1)                                        1,085,880    1,854,687
LargeCap Blend Account II (Class 1)                                67,458      724,017
LargeCap Growth Account (Class 1)                                   4,038      107,646
MidCap Blend Account (Class 1)                                     97,159    1,013,421
Money Market Account (Class 1)                                  1,254,418    2,025,507
Principal Capital Appreciation Account (Class 1)                  292,942    2,200,492
Real Estate Securities Account (Class 1)                          173,083      159,706
SAM Balanced Portfolio (Class 1)                                1,438,629   17,656,062
SAM Conservative Balanced Portfolio (Class 1)                     653,596    3,064,234

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                                      Cost of Shares Proceeds from
Variable Account:                                                        Acquired     Shares Sold
-----------------                                                     -------------- -------------
SAM Conservative Growth Portfolio (Class 1)                                223,256     4,952,568
SAM Flexible Income Portfolio (Class 1)                                    773,076     2,475,355
SAM Strategic Growth Portfolio (Class 1)                                   998,188     4,954,074
Short-Term Income Account (Class 1)                                         84,128       775,620
SmallCap Growth Account II (Class 1)                                           484       188,911
SmallCap Value Account I (Class 1)                                          29,071        31,765
Diversified International Account (Class 2)                                 10,400       597,572
Equity Income Account (Class 2)                                            504,484     4,442,483
Government & High Quality Bond Account (Class 2)                           103,126       192,781
Income Account (Class 2)                                                   226,773       843,195
LargeCap Blend Account II (Class 2)                                         21,816        44,358
LargeCap Growth Account (Class 2)                                           52,516        90,922
MidCap Blend Account (Class 2)                                              70,705       290,298
Money Market Account (Class 2)                                           1,001,451     1,470,896
Principal Capital Appreciation Account (Class 2)                            54,441       848,603
Real Estate Securities Account (Class 2)                                     7,403        73,529
SAM Balanced Portfolio (Class 2)                                         1,786,571     9,350,347
SAM Conservative Balanced Portfolio (Class 2)                              233,276     1,169,144
SAM Conservative Growth Portfolio (Class 2)                                605,558     5,888,143
SAM Flexible Income Portfolio (Class 2)                                    430,723     1,548,037
SAM Strategic Growth Portfolio (Class 2)                                   781,002     3,825,452
Short-Term Income Account (Class 2)                                         90,473       376,838
SmallCap Growth Account II (Class 2)                                         4,334        44,561
SmallCap Value Account I (Class 2)                                             729        23,885

COLUMBIA TRUST (Class 1):
Columbia Variable Portfolio--Asset Allocation Fund                      $   22,054    $  398,253
Columbia Variable Portfolio--Small Company Growth Fund                      19,658       366,435

COLUMBIA TRUST I:
Columbia Variable Portfolio--High Income Fund (Class 1)                 $3,980,261    $6,973,948
Columbia Variable Portfolio--Marsico Focused Equities Fund (Class 1)     4,129,429     7,113,267
Columbia Variable Portfolio--Marsico Growth Fund (Class 1)                  59,976       754,319
Columbia Variable Portfolio--Marsico 21st Century Fund (Class 1)            15,262       347,621

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                                  Cost of Shares Proceeds from
Variable Account:                                                    Acquired     Shares Sold
-----------------                                                 -------------- -------------
Columbia Variable Portfolio--Mid Cap Growth Fund (Class 1)              21,998        321,268
Columbia Variable Portfolio--Marsico International Opportunities
  Fund (Class 2)                                                        74,167        998,425

COLUMBIA TRUST II (Class 1):
Columbia Variable Portfolio--Dividend Opportunity Fund             $     1,194    $   723,577

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                                    $ 2,685,712    $14,901,751
Global Growth Fund (Class 2)                                         3,728,674     56,448,703
Growth Fund (Class 2)                                                6,064,623     77,692,830
Growth-Income Fund (Class 2)                                         8,178,675     72,441,897
Asset Allocation Fund (Class 3)                                      2,063,410      6,585,578
Cash Management Fund (Class 3)                                       7,933,763      9,372,547
Growth Fund (Class 3)                                                3,635,487     33,827,152
Growth-Income Fund (Class 3)                                         3,676,081     33,165,029
High-Income Bond Fund (Class 3)                                      6,940,431      7,472,439
International Fund (Class 3)                                         1,176,038      7,531,053
U.S. Government/AAA-Rated Securities Fund (Class 3)                  2,484,848      6,082,462

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                                        $19,519,865    $38,812,232
Mid Cap Stock Portfolio                                                487,107      6,206,307

STERLING CAPITAL FUNDS:
Sterling Capital Select Equity VIF                                 $    24,247    $   503,590
Sterling Capital Special Opportunities VIF                           1,051,586      3,686,149
Sterling Capital Strategic Allocation Equity VIF                        27,502        269,876
Sterling Capital Total Return Bond VIF                               1,385,341      1,631,687

WILMINGTON FUNDS:
Wilmington Managed Allocation Fund -
Moderate Growth II                                                 $         0    $       314

FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund                                    $42,606,860    $17,137,978
Franklin Templeton VIP Founding Funds Allocation Fund                6,957,805      8,380,826

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


                                              Cost of Shares Proceeds from
Variable Account:                                Acquired     Shares Sold
-----------------                             -------------- -------------
SEASONS TRUST (Class 3):
Allocation Balanced Portfolio                  $46,915,913    $15,255,935
Allocation Growth Portfolio                      6,219,192      3,452,955
Allocation Moderate Growth Portfolio            39,936,604     19,922,500
Allocation Moderate Portfolio                   43,146,168     18,677,345
Real Return Portfolio                           90,705,994     24,403,981

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

6. OTHER MATTERS

   The Company is a subsidiary of AIG. Information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC").

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS


7. UNIT VALUES

A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2012, 2011, 2010, 2009, and 2008, follows:

                    At December 31                              For the Year Ended December 31
------------------------------------------------------   ---------------------------------------------
                         Unit Fair Value                  Expense Ratio   Investment     Total Return
                            Lowest to        Net Assets      Lowest         Income        Lowest to
Year         Units      Highest ($) /(4)/    ($) /(13)/  to Highest /(1)/ Ratio /(2)/   Highest /(3)/
----       ---------- --------------         ----------- ---------------  ----------  ------------------

Asset Allocation Portfolio (Class 1)
2012        3,982,890 29.46 to  30.33        120,778,080 1.52% to 1.77%     3.00%       9.98% to   10.25%
2011        4,606,167 26.79 to  27.51        126,687,967 1.52% to 1.77%     2.66%      -0.84% to   -0.60%
2010        5,350,434 27.01 to  27.67        148,047,003 1.52% to 1.77%     2.69%      11.86% to   12.14%
2009        6,064,925 24.15 to  24.68        149,654,165 1.52% to 1.77%     3.77%      20.16% to   20.46%
2008        7,194,179 20.10 to  20.49        147,375,114 1.52% to 1.77%     3.09%     -24.40% to  -24.21%

Capital Appreciation Portfolio (Class 1)
2012        4,724,022 15.38 to  58.57\\(5)\\ 272,256,449 1.52% to 1.77%     0.00%      21.72% to   22.02%
2011        5,559,287 12.63 to  48.00\\(5)\\ 262,968,434 1.52% to 1.77%     0.00%      -8.68% to   -8.45%
2010        6,597,464 13.83 to  52.43\\(5)\\ 339,813,674 1.52% to 1.77%     0.13%      20.58% to   20.88%
2009        7,736,493 11.47 to  43.37\\(5)\\ 328,926,042 1.52% to 1.77%     0.00%      34.36% to   34.70%
2008        9,603,733  8.54 to  32.20\\(5)\\ 300,820,039 1.52% to 1.77%     0.00%     -41.40% to  -41.25%

Government and Quality Bond Portfolio (Class 1)
2012        5,343,112 14.25 to  21.50        114,136,242 1.52% to 1.77%     2.24%       1.97% to    2.23%
2011        6,242,049 13.98 to  21.03        130,486,125 1.52% to 1.77%     3.08%       5.21% to    5.47%
2010        7,751,361 13.28 to  19.94        153,478,309 1.52% to 1.77%     3.98%       3.15% to    3.41%
2009        9,397,555 12.88 to  19.28        179,811,641 1.52% to 1.77%     4.66%       2.44% to    2.69%
2008       11,993,175 12.57 to  18.78        223,101,020 1.52% to 1.77%     3.90%       2.50% to    2.76%

Growth Portfolio (Class 1)
2012        2,271,526 33.68 to  34.70         78,772,999 1.52% to 1.77%     0.56%      11.96% to   12.24%
2011        2,722,805 30.08 to  30.92         84,129,487 1.52% to 1.77%     0.72%      -7.90% to   -7.67%
2010        3,315,995 32.66 to  33.48        110,972,743 1.52% to 1.77%     0.69%      12.14% to   12.42%
2009        4,003,562 29.12 to  29.78        119,178,758 1.52% to 1.77%     1.12%      35.97% to   36.31%
2008        4,907,778 21.42 to  21.85        107,186,478 1.52% to 1.77%     0.73%     -41.47% to  -41.32%

Natural Resources Portfolio (Class 1)
2012        1,083,860 45.88 to  47.27         51,203,446 1.52% to 1.77%     1.07%       1.70% to    1.96%
2011        1,334,816 45.11 to  46.36         61,850,374 1.52% to 1.77%     0.67%     -21.66% to  -21.47%
2010        1,557,073 57.58 to  59.04         91,874,923 1.52% to 1.77%     0.88%      14.16% to   14.45%
2009        1,922,741 50.44 to  51.58         99,135,192 1.52% to 1.77%     1.47%      55.30% to   55.68%
2008        2,237,556 32.48 to  33.13         74,109,970 1.52% to 1.77%     0.86%     -50.68% to  -50.56%

Asset Allocation Portfolio (Class 2)
2012          330,320 28.39 to  29.82          9,767,892 1.52% to 1.97%     2.96%       9.59% to   10.09%
2011          362,705 25.91 to  27.09          9,754,826 1.52% to 1.97%     2.45%      -1.19% to   -0.74%
2010          445,415 26.22 to  27.29         12,068,846 1.52% to 1.97%     2.55%      11.47% to   11.97%
2009          534,495 23.52 to  24.37         12,952,662 1.52% to 1.97%     3.62%      19.74% to   20.27%
2008          601,315 19.64 to  20.27         12,122,668 1.52% to 1.97%     2.93%     -24.66% to  -24.32%

Capital Appreciation Portfolio (Class 2)
2012          871,835 55.58 to  58.31\\(5)\\  50,117,932 1.40% to 1.97%     0.00%      21.29% to   21.99%
2011        1,074,162 45.82 to  47.80\\(5)\\  50,722,731 1.40% to 1.97%     0.00%      -9.00% to   -8.48%
2010        1,297,490 50.35 to  52.23\\(5)\\  67,059,315 1.40% to 1.97%     0.02%      20.16% to   20.84%
2009        1,599,362 41.90 to  43.22\\(5)\\  68,526,327 1.40% to 1.97%     0.00%      33.89% to   34.66%
2008        2,019,308 31.30 to  32.10\\(5)\\  64,342,219 1.40% to 1.97%     0.00%     -41.62% to  -41.29%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                    At December 31                                       For the Year Ended December 31
------------------------------------------------------   ----------------------------------------------------
                         Unit Fair Value                  Expense Ratio   Investment             Total Return
                            Lowest to        Net Assets      Lowest         Income                 Lowest to
Year         Units      Highest ($) /(4)/    ($) /(13)/  to Highest /(1)/ Ratio /(2)/            Highest /(3)/
----       ---------- --------------         ----------- ---------------  ----------  -------------------------

Government and Quality Bond Portfolio (Class 2)
2012        2,454,974 20.16 to  21.17         51,673,486 1.52% to 1.97%     2.05%       1.61%        to    2.07%
2011        2,894,272 19.84 to  20.74         59,710,741 1.52% to 1.97%     2.88%       4.84%        to    5.31%
2010        3,615,043 18.93 to  19.69         70,840,016 1.52% to 1.97%     3.77%       2.79%        to    3.25%
2009        4,464,526 18.41 to  19.07         84,762,472 1.52% to 1.97%     4.53%       2.08%        to    2.54%
2008        5,547,521 18.04 to  18.60        102,765,344 1.52% to 1.97%     3.91%       2.15%        to    2.61%

Growth Portfolio (Class 2)
2012          703,753 32.61 to  34.17         23,923,993 1.52% to 1.97%     0.39%      11.57%        to   12.08%
2011          863,723 29.23 to  30.49         26,217,903 1.52% to 1.97%     0.54%      -8.22%        to   -7.81%
2010        1,065,457 31.84 to  33.07         35,104,300 1.52% to 1.97%     0.58%      11.75%        to   12.26%
2009        1,255,422 28.50 to  29.46         36,875,488 1.52% to 1.97%     0.91%      35.49%        to   36.10%
2008        1,528,935 21.03 to  21.64         33,008,654 1.52% to 1.97%     0.55%     -41.67%        to  -41.41%

Natural Resources Portfolio (Class 2)
2012          250,776 44.43 to  46.66         11,581,109 1.52% to 1.97%     0.85%       1.35%        to    1.81%
2011          306,705 43.84 to  45.83         13,926,958 1.52% to 1.97%     0.50%     -21.93%        to  -21.58%
2010          354,974 56.16 to  58.45         20,577,924 1.52% to 1.97%     0.77%      13.77%        to   14.27%
2009          440,030 49.36 to  51.15         22,331,708 1.52% to 1.97%     1.23%      54.76%        to   55.45%
2008          542,243 31.90 to  32.90         17,710,051 1.52% to 1.97%     0.74%     -50.85%        to  -50.63%

Asset Allocation Portfolio (Class 3)
2012        1,531,222 11.96 to  12.85\\(5)\\  32,024,508 1.15% to 2.30%     2.78%       9.13%        to   10.39%
2011        1,411,518 10.96 to  11.64\\(5)\\  29,785,008 1.15% to 2.30%     2.64%      -1.62%        to  -0.48% \\(6)\\
2010        1,089,320 11.14 to  11.70\\(5)\\  26,111,044 1.15% to 2.30%     2.49%      10.78%        to  12.27% \\(6)\\
2009          971,609 10.06 to  10.42\\(5)\\  22,884,366 1.15% to 2.30%     3.45%     19.66% \\(8)\\ to  20.56% \\(6)\\
2008        1,020,520  8.42 to   8.64\\(5)\\  20,124,873 1.15% to 2.05%     2.83%     -25.07%        to  -24.13%

Capital Appreciation Portfolio (Class 3)
2012       12,383,454 13.82 to  14.78\\(5)\\ 406,740,869 1.15% to 2.30%     0.00%      20.77%        to   22.17%
2011       12,477,127 11.45 to  12.10\\(5)\\ 377,129,549 1.15% to 2.30%     0.00%      -9.39%        to  -8.34% \\(6)\\
2010        9,407,507 12.63 to  13.20\\(5)\\ 399,561,339 1.15% to 2.30%     0.00%      19.65%        to   21.03%
2009        8,852,152 10.56 to  10.91\\(5)\\ 354,705,982 1.15% to 2.30%     0.00%      34.86%        to  34.98% \\(8)(6)\\
2008        9,645,069  7.91 to   8.09\\(5)\\ 296,122,416 1.15% to 2.05%     0.00%     -41.70%        to  -41.18%

Government and Quality Bond Portfolio (Class 3)
2012       35,919,014 11.86 to  12.60\\(5)\\ 631,222,456 1.15% to 2.30%     2.05%       1.18%        to    2.35%
2011       33,622,521 11.72 to  12.31\\(5)\\ 607,330,250 1.15% to 2.30%     2.97%       4.39%        to   5.60% \\(6)\\
2010       33,724,258 11.23 to  11.66\\(5)\\ 614,635,115 1.15% to 2.30%     3.69%       2.34%        to    3.53%
2009       32,768,598 10.97 to  11.26\\(5)\\ 598,222,501 1.15% to 2.30%     4.59%      0.84% \\(8)\\ to   2.82% \\(6)\\
2008       31,721,186 10.72 to  10.95\\(5)\\ 570,555,593 1.15% to 2.05%     4.06%       1.96%        to    2.88%

Growth Portfolio (Class 3)
2012        3,811,288 10.21 to  11.09\\(5)\\ 107,879,000 1.15% to 2.30%     0.29%       9.61%        to  12.38% \\(6)\\
2011        4,240,566  9.31 to   9.87\\(5)\\ 112,152,534 1.15% to 2.30%     0.45%      -8.74%        to  -7.56% \\(6)\\
2010        4,614,824 10.20 to  10.68\\(5)\\ 139,438,193 1.15% to 2.30%     0.50%      10.84%        to   12.56%
2009        5,241,332  9.21 to   9.49\\(5)\\ 143,954,599 1.15% to 2.30%     0.77%     28.66% \\(8)\\ to   36.47%
2008        6,266,233  6.79 to   6.95\\(5)\\ 127,120,040 1.15% to 2.05%     0.44%     -41.76%        to  -41.25%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                    At December 31                                     For the Year Ended December 31
------------------------------------------------------   ---------------------------------------------------
                         Unit Fair Value                  Expense Ratio   Investment            Total Return
                            Lowest to        Net Assets      Lowest         Income               Lowest to
Year         Units      Highest ($) /(4)/    ($)/(13)/   to Highest /(1)/ Ratio /(2)/          Highest /(3)/
----       ---------- --------------         ----------- ---------------  ----------  ------------------------
Natural Resources Portfolio (Class 3)
2012        4,379,024  9.42 to  10.29\\(5)\\ 118,286,496 1.15% to 2.30%      0.80%      0.91%        to    2.08%
2011        4,279,355  9.34 to  10.08\\(5)\\ 126,949,654 1.15% to 2.30%      0.44%    -22.59%        to  -21.37%\\(6)\\
2010        3,317,100 12.07 to  12.82\\(5)\\ 157,516,099 1.15% to 2.30%      0.70%     11.91%        to   14.59%
2009        3,269,902 10.78 to  11.19\\(5)\\ 150,922,682 1.15% to 2.30%      1.09%     29.29%\\(8)\\ to   55.87%
2008        3,603,233  6.98 to   7.18\\(5)\\ 109,563,013 1.15% to 2.05%      0.66%    -50.95%        to  -50.50%

Aggressive Growth Portfolio (Class 1)
2012        1,751,902  7.54 to  14.69         25,673,586 1.52% to 1.77%      0.00%     14.18%        to   14.46%
2011        1,999,119  6.61 to  12.83         25,562,835 1.52% to 1.77%      0.00%     -3.71%        to   -3.46%
2010        2,381,289  6.86 to  13.29         31,520,617 1.52% to 1.77%      0.00%     19.04%        to   19.34%
2009        2,788,887  5.76 to  11.14         30,938,865 1.52% to 1.77%      0.14%     38.02%        to   38.36%
2008        3,401,679  4.18 to   8.05         27,224,036 1.52% to 1.77%      0.61%    -53.47%        to  -53.35%

Alliance Growth Portfolio (Class 1)
2012        4,364,728  9.68 to  36.40        157,680,718 1.52% to 1.77%      0.48%     14.55%        to   14.84%
2011        5,058,971  8.45 to  31.70        159,262,670 1.52% to 1.77%      0.48%     -4.01%        to   -3.77%
2010        5,945,122  8.80 to  32.94        194,227,558 1.52% to 1.77%      0.83%      8.31%        to    8.58%
2009        7,055,815  8.12 to  30.34        212,426,679 1.52% to 1.77%      0.61%     38.56%        to   38.91%
2008        8,824,481  5.86 to  21.84        190,007,995 1.52% to 1.77%      0.15%    -41.78%        to  -41.63%

Balanced Portfolio (Class 1)
2012        2,278,431 10.27 to  18.77         42,170,844 1.52% to 1.77%      1.33%     11.14%        to   11.42%
2011        2,673,699  9.24 to  16.84         44,378,775 1.52% to 1.77%      1.73%      0.48%        to    0.73%
2010        3,220,885  9.20 to  16.72         52,795,983 1.52% to 1.77%      1.93%      9.88%        to   10.15%
2009        3,636,635  8.37 to  15.18         54,170,244 1.52% to 1.77%      3.40%     21.85%        to   22.16%
2008        4,198,298  6.87 to  12.43         51,897,036 1.52% to 1.77%      3.23%    -27.19%        to  -27.01%

Blue Chip Growth Portfolio (Class 1)
2012        1,001,520  6.35 to   7.96          6,615,429 1.52% to 1.77%      0.00%      9.62%        to    9.89%
2011        1,414,787  5.80 to   7.25          8,492,720 1.52% to 1.77%      0.22%     -7.25%        to   -7.01%
2010        1,151,423  6.25 to   7.79          7,453,970 1.52% to 1.77%      0.29%     10.54%        to   10.82%
2009        1,542,759  5.65 to   7.03          8,996,959 1.52% to 1.77%      0.34%     34.44%        to   34.78%
2008        1,575,290  4.20 to   5.22          6,818,684 1.52% to 1.77%      0.40%    -40.07%        to  -39.92%

Capital Growth Portfolio (Class 1)
2012          652,754  7.95 to   8.19          5,335,678 1.52% to 1.77%      0.41%     11.92%        to   12.20%
2011          755,156  7.10 to   7.30          5,501,152 1.52% to 1.77%      0.00%     -3.05%        to   -2.80%
2010          921,727  7.32 to   7.51          6,911,604 1.52% to 1.77%      0.00%      7.32%        to    7.59%
2009        1,168,646  6.82 to   6.98          8,146,440 1.52% to 1.77%      0.00%     40.98%        to   41.33%
2008        1,112,899  4.84 to   4.94          5,488,291 1.52% to 1.77%      0.00%    -46.13%        to  -45.99%

Cash Management Portfolio (Class 1)
2012        3,574,882  9.71 to  12.84         45,782,409 1.52% to 1.77%      0.00%     -2.00%        to   -1.75%
2011        4,708,811  9.90 to  13.07         61,353,836 1.52% to 1.77%      0.00%     -2.02%        to   -1.78%
2010        6,259,934 10.11 to  13.30         83,078,100 1.52% to 1.77%      0.00%     -1.98%        to   -1.74%
2009        7,890,791 10.31 to  13.54        106,567,407 1.52% to 1.77%      2.09%     -1.71%        to   -1.46%
2008       13,589,028 10.49 to  13.74        186,373,001 1.52% to 1.77%      3.70%     -0.59%        to   -0.35%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31                             For the Year Ended December 31
--------------------------------------------------   --------------------------------------------
                      Unit Fair Value                 Expense Ratio   Investment     Total Return
                        Lowest to        Net Assets      Lowest         Income        Lowest to
Year         Units    Highest ($) /(4)/  ($)/(13)/   to Highest /(1)/ Ratio /(2)/   Highest /(3)/
----       ---------- -----------------  ----------- ---------------  ----------  -----------------
Corporate Bond Portfolio (Class 1)
2012        3,589,471 26.64  to   27.47   98,492,428 1.52% to 1.77%      5.17%      9.46% to    9.73%
2011        4,085,475 24.34  to   25.03  102,171,318 1.52% to 1.77%      6.22%      4.54% to    4.81%
2010        4,937,540 23.28  to   23.88  117,817,851 1.52% to 1.77%      6.25%      9.02% to    9.30%
2009        5,837,425 21.36  to   21.85  127,454,013 1.52% to 1.77%      6.18%     28.68% to   29.00%
2008        6,240,647 16.60  to   16.94  105,636,170 1.52% to 1.77%      4.24%     -9.40% to   -9.17%

Davis Venture Value Portfolio (Class 1)
2012       10,172,718 12.60  to   37.64  380,118,970 1.52% to 1.77%      0.78%     10.73% to   11.01%
2011       11,938,830 11.38  to   33.90  401,886,328 1.52% to 1.77%      1.26%     -5.91% to   -5.67%
2010       14,479,135 12.09  to   35.94  516,192,684 1.52% to 1.77%      0.74%     10.22% to   10.49%
2009       17,402,626 10.97  to   32.53  560,675,687 1.52% to 1.77%      1.60%     31.16% to   31.49%
2008       21,525,126  8.36  to   24.74  525,791,927 1.52% to 1.77%      1.57%    -39.24% to  -39.09%

"Dogs" of Wall Street Portfolio (Class 1)
2012        1,467,429 14.99  to   15.45   22,651,699 1.52% to 1.77%      2.06%     11.82% to   12.10%
2011        1,613,389 13.41  to   13.78   22,214,939 1.52% to 1.77%      2.16%     10.71% to   10.98%
2010        1,685,553 12.11  to   12.42   20,912,903 1.52% to 1.77%      2.86%     14.69% to   14.98%
2009        1,777,635 10.56  to   10.80   19,185,423 1.52% to 1.77%      4.80%     18.04% to   18.34%
2008        2,229,026  8.94  to    9.13   20,330,702 1.52% to 1.77%      3.18%    -27.88% to  -27.70%

Emerging Markets Portfolio (Class 1)
2012        2,022,328 19.21  to   29.64   40,078,332 1.52% to 1.77%      0.54%     16.66% to   16.96%
2011        2,415,129 16.47  to   25.34   40,942,718 1.52% to 1.77%      0.53%    -27.38% to  -27.20%
2010        3,029,609 22.68  to   34.81   70,563,496 1.52% to 1.77%      1.41%     16.44% to   16.73%
2009        3,502,327 19.48  to   29.82   69,854,315 1.52% to 1.77%      0.00%     73.56% to   73.99%
2008        3,636,407 11.22  to   17.14   41,703,578 1.52% to 1.77%      1.44%    -57.38% to  -57.27%

Equity Opportunities Portfolio (Class 1)
2012        1,352,980 20.54  to   21.17   28,615,498 1.52% to 1.77%      0.94%     14.80% to   15.09%
2011        1,549,642 17.89  to   18.40   28,482,694 1.52% to 1.77%      0.56%     -1.86% to   -1.61%
2010        1,903,762 18.23  to   18.70   35,569,774 1.52% to 1.77%      0.70%     15.04% to   15.32%
2009        2,272,164 15.85  to   16.22   36,813,569 1.52% to 1.77%      1.31%     29.78% to   30.10%
2008        2,848,230 12.21  to   12.46   35,474,098 1.52% to 1.77%      1.45%    -39.55% to  -39.40%

Fundamental Growth Portfolio (Class 1)
2012        2,093,732  7.71  to   19.26   40,171,374 1.52% to 1.77%      0.00%     14.09% to   14.40%
2011        2,378,603  6.76  to   16.84   39,860,782 1.52% to 1.77%      0.00%     -7.14% to   -6.91%
2010        2,791,218  7.28  to   18.09   50,204,357 1.52% to 1.77%      0.00%     14.95% to   15.24%
2009        3,252,503  6.33  to   15.69   50,737,315 1.52% to 1.77%      0.00%     33.59% to   33.93%
2008        3,874,789  4.74  to   11.72   45,125,727 1.52% to 1.77%      0.00%    -45.81% to  -45.67%

Global Bond Portfolio (Class 1)
2012        1,794,290 15.47  to   24.28   43,381,586 1.52% to 1.77%      8.32%      2.06% to    2.32%
2011        2,119,001 15.16  to   23.73   50,020,778 1.52% to 1.77%      2.26%      3.90% to    4.16%
2010        2,435,976 14.59  to   22.78   55,110,439 1.52% to 1.77%      4.09%      4.42% to    4.68%
2009        2,805,022 13.98  to   21.77   60,695,476 1.52% to 1.77%      3.41%      5.61% to    5.88%
2008        3,232,771 13.23  to   20.56   65,988,275 1.52% to 1.77%      2.95%      3.81% to    4.07%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                At December 31                             For the Year Ended December 31
-------------------------------------------------   --------------------------------------------
                     Unit Fair Value                 Expense Ratio   Investment     Total Return
                       Lowest to        Net Assets      Lowest         Income        Lowest to
Year         Units   Highest ($) /(4)/  ($)/(13)/   to Highest /(1)/ Ratio /(2)/   Highest /(3)/
----       --------- -----------------  ----------- ---------------  ----------  -----------------
Global Equities Portfolio (Class 1)
2012       2,287,119  9.61  to   21.55   49,134,851 1.52% to 1.77%      0.73%     14.83% to   15.12%
2011       2,684,263  8.37  to   18.72   50,103,995 1.52% to 1.77%      0.93%    -11.96% to  -11.74%
2010       3,105,351  9.51  to   21.20   65,682,773 1.52% to 1.77%      1.71%     12.34% to   12.62%
2009       3,656,933  8.46  to   18.83   68,658,954 1.52% to 1.77%      2.83%     27.13% to   27.45%
2008       4,455,237  6.66  to   14.77   65,401,932 1.52% to 1.77%      2.10%    -44.39% to  -44.25%

Growth Opportunities Portfolio (Class 1)
2012       1,481,738  6.61  to    6.81   10,081,037 1.52% to 1.77%      0.00%     15.50% to   15.79%
2011       1,924,462  5.73  to    5.88   11,308,089 1.52% to 1.77%      0.00%     -4.08% to   -3.84%
2010       2,049,362  5.97  to    6.12   12,523,208 1.52% to 1.77%      0.00%     22.16% to   22.46%
2009       2,146,854  4.89  to    4.99   10,714,078 1.52% to 1.77%      0.00%     16.18% to   16.47%
2008       2,415,458  4.21  to    4.29   10,348,589 1.52% to 1.77%      0.00%    -37.01% to  -36.85%

Growth-Income Portfolio (Class 1)
2012       4,070,839  9.94  to   32.29  129,950,388 1.52% to 1.77%      1.71%     11.75% to   12.03%
2011       4,760,855  8.90  to   28.83  135,730,629 1.52% to 1.77%      0.92%      6.44% to    6.71%
2010       5,628,193  8.36  to   27.02  150,039,360 1.52% to 1.77%      0.94%      9.55% to    9.82%
2009       6,654,865  7.63  to   24.60  161,401,177 1.52% to 1.77%      1.44%     25.93% to   26.24%
2008       8,268,914  6.06  to   19.49  158,513,305 1.52% to 1.77%      1.05%    -43.91% to  -43.77%

High-Yield Bond Portfolio (Class 1)
2012       2,719,093 25.53  to   26.27   71,388,107 1.52% to 1.77%      6.25%     14.93% to   15.22%
2011       3,066,011 22.21  to   22.80   69,866,750 1.52% to 1.77%      7.63%      2.45% to    2.71%
2010       3,907,227 21.68  to   22.20   86,693,034 1.52% to 1.77%      9.59%     12.59% to   12.88%
2009       4,656,578 19.25  to   19.67   91,538,604 1.52% to 1.77%      9.12%     39.53% to   39.88%
2008       4,774,549 13.80  to   14.06   67,100,538 1.52% to 1.77%     10.11%    -33.35% to  -33.18%

International Diversified Equities Portfolio (Class 1)
2012       3,094,795 12.65  to   13.03   40,309,407 1.52% to 1.77%      0.98%     15.29% to   15.58%
2011       3,630,505 10.97  to   11.28   40,914,617 1.52% to 1.77%      2.05%    -16.10% to  -15.89%
2010       4,302,496 13.08  to   13.41   57,652,237 1.52% to 1.77%      4.06%      6.59% to    6.86%
2009       5,137,601 12.27  to   12.55   64,426,394 1.52% to 1.77%      1.37%     26.88% to   27.20%
2008       6,544,110  9.67  to    9.86   64,521,307 1.52% to 1.77%      3.16%    -40.53% to  -40.38%

International Growth and Income Portfolio (Class 1)
2012       3,092,311  9.97  to   14.32   43,952,158 1.52% to 1.77%      2.31%     19.16% to   19.46%
2011       3,694,417  8.37  to   11.99   43,948,329 1.52% to 1.77%      2.94%    -15.30% to  -15.09%
2010       4,460,288  9.88  to   14.12   62,433,700 1.52% to 1.77%      4.05%      5.22% to    5.48%
2009       5,364,931  9.39  to   13.39   71,179,908 1.52% to 1.77%      0.00%     25.52% to   25.83%
2008       6,860,589  7.48  to   10.64   72,266,380 1.52% to 1.77%      2.64%    -46.86% to  -46.73%

Marsico Focused Growth Portfolio (Class 1)
2012       1,080,147 12.23  to   12.61   13,583,091 1.52% to 1.77%      0.29%      9.30% to    9.57%
2011       1,183,856 11.19  to   11.51   13,591,254 1.52% to 1.77%      0.31%     -3.17% to   -2.92%
2010       1,461,419 11.56  to   11.86   17,285,173 1.52% to 1.77%      0.40%     15.35% to   15.64%
2009       1,822,557 10.02  to   10.25   18,645,644 1.52% to 1.77%      0.80%     28.41% to   28.73%
2008       2,572,784  7.80  to    7.96   20,454,275 1.52% to 1.77%      0.44%    -41.86% to  -41.71%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


             At December 31                           For the Year Ended December 31
---------------------------------------------  --------------------------------------------
                Unit Fair Value                 Expense Ratio   Investment     Total Return
                  Lowest to        Net Assets      Lowest         Income        Lowest to
Year    Units   Highest ($) /(4)/  ($)/(13)/   to Highest /(1)/ Ratio /(2)/   Highest /(3)/
----  --------- -----------------  ----------- ---------------  ----------  -----------------
MFS Massachusetts Investors Trust Portfolio (Class 1)
2012  1,901,807 11.75  to   26.38   49,825,436 1.52% to 1.77%      0.73%     17.06% to   17.35%
2011  2,223,359 10.03  to   22.48   49,597,158 1.52% to 1.77%      0.66%     -3.63% to   -3.39%
2010  2,611,728 10.41  to   23.27   60,339,321 1.52% to 1.77%      0.95%      9.23% to    9.51%
2009  3,136,517  9.53  to   21.25   66,226,571 1.52% to 1.77%      1.34%     24.51% to   24.83%
2008  3,684,767  7.66  to   17.02   62,320,505 1.52% to 1.77%      0.95%    -33.63% to  -33.46%

MFS Total Return Portfolio (Class 1)
2012  4,684,330 13.96  to   30.84  143,226,199 1.52% to 1.77%      2.69%      9.36% to    9.63%
2011  5,513,417 12.77  to   28.13  153,695,095 1.52% to 1.77%      2.58%      0.14% to    0.39%
2010  6,704,504 12.75  to   28.02  185,839,559 1.52% to 1.77%      2.84%      8.11% to    8.38%
2009  8,051,986 11.79  to   25.85  205,782,136 1.52% to 1.77%      3.80%     16.40% to   16.69%
2008  9,794,360 10.13  to   22.16  214,130,913 1.52% to 1.77%      3.03%    -23.39% to  -23.20%

Mid-Cap Growth Portfolio (Class 1)
2012  2,712,118  7.43  to   12.84   34,512,094 1.52% to 1.77%      0.00%     14.02% to   14.30%
2011  3,150,103  6.52  to   11.23   35,043,178 1.52% to 1.77%      0.00%     -7.58% to   -7.35%
2010  3,809,894  7.05  to   12.13   45,703,076 1.52% to 1.77%      0.00%     23.26% to   23.56%
2009  4,479,793  5.72  to    9.81   43,422,346 1.52% to 1.77%      0.00%     39.93% to   40.28%
2008  5,294,777  4.09  to    7.00   36,492,261 1.52% to 1.77%      0.00%    -44.36% to  -44.22%

Real Estate Portfolio (Class 1)
2012  1,279,476 26.52  to   27.33   34,954,546 1.52% to 1.77%      1.07%     15.17% to   15.46%
2011  1,419,027 23.03  to   23.67   33,576,000 1.52% to 1.77%      0.92%      6.25% to    6.52%
2010  1,630,893 21.67  to   22.22   36,225,392 1.52% to 1.77%      1.88%     17.79% to   18.09%
2009  1,874,898 18.40  to   18.82   35,267,388 1.52% to 1.77%      2.18%     27.51% to   27.83%
2008  2,414,836 14.43  to   14.72   35,535,662 1.52% to 1.77%      3.24%    -44.88% to  -44.74%

Technology Portfolio (Class 1)
2012  3,506,802  2.34  to    2.41    8,444,567 1.52% to 1.77%      0.00%      5.87% to    6.14%
2011  3,930,256  2.21  to    2.27    8,920,359 1.52% to 1.77%      0.00%     -7.04% to   -6.81%
2010  4,925,859  2.38  to    2.44   11,995,754 1.52% to 1.77%      0.00%     18.16% to   18.45%
2009  6,314,247  2.01  to    2.06   12,983,385 1.52% to 1.77%      0.00%     47.77% to   48.14%
2008  4,765,186  1.36  to    1.39    6,613,662 1.52% to 1.77%      0.00%    -52.00% to  -51.88%

Telecom Utility Portfolio (Class 1)
2012    837,210 18.42  to   18.97   15,877,292 1.52% to 1.77%      3.38%     11.48% to   11.76%
2011    996,622 16.52  to   16.98   16,911,434 1.52% to 1.77%      2.31%      4.40% to    4.66%
2010  1,045,963 15.82  to   16.22   16,957,302 1.52% to 1.77%      2.84%     11.59% to   11.87%
2009  1,265,801 14.18  to   14.50   18,344,257 1.52% to 1.77%      5.49%     29.75% to   30.07%
2008  1,616,772 10.93  to   11.15   18,013,981 1.52% to 1.77%      2.11%    -38.54% to  -38.39%

Total Return Bond Portfolio (Class 1)
2012  2,459,098 28.53  to   29.34   72,108,944 1.52% to 1.77%      3.06%      5.39% to    5.65%
2011  2,573,355 27.07  to   27.77   71,432,521 1.52% to 1.77%      1.52%      4.50% to    4.76%
2010  2,768,785 25.90  to   26.51   73,372,533 1.52% to 1.77%      2.82%      4.48% to    4.74%
2009  2,577,207 24.79  to   25.31   65,207,913 1.52% to 1.77%      2.12%      9.63% to    9.91%
2008  1,956,044 22.62  to   23.03   45,035,267 1.52% to 1.77%      3.72%      3.23% to    3.49%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                At December 31                               For the Year Ended December 31
------------------------------------------------  --------------------------------------------
                   Unit Fair Value                 Expense Ratio   Investment        Total Return
                      Lowest to        Net Assets     Lowest         Income            Lowest to
Year    Units     Highest ($) /(4)/    ($)/(13)/  to Highest /(1)/ Ratio /(2)/       Highest /(3)/
----  --------- --------------         ---------- ---------------  ----------  -----------------
Aggressive Growth Portfolio (Class 2)
2012    218,339 13.75 to  14.42         3,130,545 1.52% to 1.97%      0.00%     13.78% to   14.29%
2011    259,544 12.08 to  12.62         3,258,203 1.52% to 1.97%      0.00%     -4.08% to   -3.60%
2010    317,181 12.60 to  13.09         4,132,241 1.52% to 1.97%      0.00%     18.57% to   19.16%
2009    378,666 10.62 to  10.99         4,144,577 1.52% to 1.97%      0.00%     37.54% to   38.16%
2008    454,637  7.72 to   7.95         3,603,297 1.52% to 1.97%      0.40%    -53.64% to  -53.43%

Alliance Growth Portfolio (Class 2)
2012    608,726 34.01 to  36.35        21,625,031 1.40% to 1.97%      0.31%     14.15% to   14.80%
2011    731,288 29.80 to  31.66\\(5)\\ 22,661,038 1.40% to 1.97%      0.31%     -4.35% to   -3.80%
2010    884,254 31.15 to  32.92\\(5)\\ 28,521,555 1.40% to 1.97%      0.70%      7.93% to    8.54%
2009  1,084,271 28.86 to  30.32\\(5)\\ 32,274,906 1.40% to 1.97%      0.45%     38.08% to   38.87%\\(6)\\
2008  1,351,180 20.90 to  21.84        28,993,766 1.40% to 1.97%      0.00%    -41.98% to  -41.65%\\(6)\\

Balanced Portfolio (Class 2)
2012    388,399 17.60 to  18.44         7,119,023 1.52% to 1.97%      1.21%     10.75% to   11.25%
2011    443,648 15.89 to  16.58         7,315,909 1.52% to 1.97%      1.58%      0.13% to    0.58%
2010    576,837 15.87 to  16.48         9,466,636 1.52% to 1.97%      1.79%      9.49% to    9.99%
2009    671,755 14.49 to  14.99        10,026,950 1.52% to 1.97%      3.21%     21.43% to   21.98%
2008    771,892 11.94 to  12.29         9,448,247 1.52% to 1.97%      3.22%    -27.44% to  -27.12%

Blue Chip Growth Portfolio (Class 2)
2012    453,203  6.16 to   6.45         2,909,843 1.52% to 1.97%      0.00%      9.23% to    9.73%
2011    529,797  5.64 to   5.88         3,100,051 1.52% to 1.97%      0.08%     -7.57% to   -7.15%
2010    690,860  6.10 to   6.33         4,356,876 1.52% to 1.97%      0.15%     10.18% to   10.66%
2009    792,233  5.54 to   5.72         4,515,802 1.52% to 1.97%      0.16%     33.96% to   34.57%
2008    965,310  4.13 to   4.25         4,093,376 1.52% to 1.97%      0.26%    -40.28% to  -40.01%

Capital Growth Portfolio (Class 2)
2012    256,021  7.69 to   8.06         2,049,678 1.52% to 1.97%      0.27%     11.53% to   12.04%
2011    294,473  6.90 to   7.19         2,105,184 1.52% to 1.97%      0.00%     -3.39% to   -2.95%
2010    315,104  7.14 to   7.41         2,323,617 1.52% to 1.97%      0.00%      6.94% to    7.43%
2009    405,486  6.67 to   6.90         2,785,753 1.52% to 1.97%      0.00%     40.49% to   41.12%
2008    493,298  4.75 to   4.89         2,403,118 1.52% to 1.97%      0.00%    -46.31% to  -46.07%

Cash Management Portfolio (Class 2)
2012  1,312,942 12.05 to  12.62        16,506,599 1.52% to 1.97%      0.00%     -2.34% to   -1.90%
2011  1,616,873 12.34 to  12.87        20,728,242 1.52% to 1.97%      0.00%     -2.37% to   -1.93%
2010  1,975,942 12.64 to  13.12        25,838,275 1.52% to 1.97%      0.00%     -2.33% to   -1.89%
2009  2,618,132 12.94 to  13.37        34,903,610 1.52% to 1.97%      2.00%     -2.05% to   -1.61%
2008  4,347,197 13.21 to  13.59        58,908,289 1.52% to 1.97%      3.45%     -0.94% to   -0.50%

Corporate Bond Portfolio (Class 2)
2012  1,071,199 25.75 to  27.02        28,790,349 1.52% to 1.97%      5.01%      9.07% to    9.57%
2011  1,241,705 23.61 to  24.66        30,470,985 1.52% to 1.97%      5.87%      4.18% to    4.65%
2010  1,638,505 22.66 to  23.56        38,444,400 1.52% to 1.97%      6.06%      8.64% to    9.13%
2009  1,979,008 20.86 to  21.59        42,571,679 1.52% to 1.97%      6.04%     28.23% to   28.81%
2008  2,152,104 16.27 to  16.76        35,956,658 1.52% to 1.97%      4.05%     -9.71% to   -9.31%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


             At December 31                          For the Year Ended December 31
--------------------------------------------  --------------------------------------------
                Unit Fair Value                Expense Ratio   Investment     Total Return
                  Lowest to        Net Assets     Lowest         Income        Lowest to
Year    Units   Highest ($) /(4)/  ($)/(13)/  to Highest /(1)/ Ratio /(2)/   Highest /(3)/
----  --------- -----------------  ---------- ---------------  ----------  -----------------
Davis Venture Value Portfolio (Class 2)
2012  1,618,046 35.21  to   37.57  59,570,669 1.40% to 1.97%      0.61%     10.35% to   10.98%
2011  1,944,351 31.91  to   33.86  64,611,242 1.40% to 1.97%      1.08%     -6.24% to   -5.70%
2010  2,380,663 34.03  to   35.91  84,032,538 1.40% to 1.97%      0.62%      9.83% to   10.46%
2009  2,890,453 30.99  to   32.51  92,523,475 1.40% to 1.97%      1.40%     30.71% to   31.45%
2008  3,585,624 23.71  to   24.73  87,438,866 1.40% to 1.97%      1.41%    -39.46% to  -39.11%

"Dogs" of Wall Street Portfolio (Class 2)
2012    424,421 14.53  to   15.21   6,421,108 1.52% to 1.97%      1.94%     11.43% to   11.94%
2011    478,507 13.04  to   13.59   6,473,714 1.52% to 1.97%      2.02%     10.32% to   10.82%
2010    565,210 11.82  to   12.26   6,902,147 1.52% to 1.97%      2.60%     14.29% to   14.81%
2009    690,646 10.34  to   10.68   7,348,853 1.52% to 1.97%      4.61%     17.63% to   18.16%
2008    831,949  8.79  to    9.04   7,493,474 1.52% to 1.97%      3.06%    -28.14% to  -27.81%

Emerging Markets Portfolio (Class 2)
2012    347,397 18.56  to   19.47   6,727,422 1.52% to 1.97%      0.31%     16.26% to   16.78%
2011    467,069 15.97  to   16.67   7,751,701 1.52% to 1.97%      0.38%    -27.64% to  -27.31%
2010    561,922 22.07  to   22.93  12,833,079 1.52% to 1.97%      1.27%     16.03% to   16.56%
2009    659,530 19.02  to   19.67  12,935,073 1.52% to 1.97%      0.00%     72.95% to   73.73%
2008    750,608 11.00  to   11.32   8,475,790 1.52% to 1.97%      1.30%    -57.53% to  -57.34%

Equity Opportunities Portfolio (Class 2)
2012    255,268 19.83  to   20.83   5,287,544 1.52% to 1.97%      0.75%     14.40% to   14.91%
2011    307,336 17.34  to   18.12   5,540,615 1.52% to 1.97%      0.39%     -2.21% to   -1.76%
2010    381,287 17.73  to   18.45   7,002,702 1.52% to 1.97%      0.56%     14.63% to   15.15%
2009    481,438 15.47  to   16.02   7,683,010 1.52% to 1.97%      1.10%     29.33% to   29.91%
2008    595,320 11.96  to   12.33   7,314,519 1.52% to 1.97%      1.33%    -39.76% to  -39.49%

Foreign Value Portfolio (Class 2)
2012  1,444,664 16.35  to   17.36  25,027,854 1.52% to 1.97%      1.84%     17.08% to   17.61%
2011  1,727,533 13.97  to   14.76  25,454,553 1.52% to 1.97%      1.41%    -13.49% to  -13.10%
2010  2,061,571 16.14  to   16.99  34,959,236 1.52% to 1.97%      1.81%      1.02% to    1.48%
2009  2,430,323 15.98  to   16.74  40,616,081 1.52% to 1.97%      2.71%     27.53% to   28.11%
2008  2,825,852 12.53  to   13.07  36,871,951 1.52% to 1.97%      2.78%    -42.11% to  -41.85%

Fundamental Growth Portfolio (Class 2)
2012    131,713 18.03  to   18.93   2,474,431 1.52% to 1.97%      0.00%     13.72% to   14.23%
2011    158,290 15.86  to   16.57   2,606,634 1.52% to 1.97%      0.00%     -7.46% to   -7.05%
2010    187,389 17.14  to   17.83   3,323,350 1.52% to 1.97%      0.00%     14.56% to   15.07%
2009    222,395 14.96  to   15.49   3,428,999 1.52% to 1.97%      0.00%     33.12% to   33.73%
2008    261,738 11.24  to   11.59   3,020,623 1.52% to 1.97%      0.00%    -45.99% to  -45.75%

Global Bond Portfolio (Class 2)
2012    444,796 22.79  to   23.86  10,564,795 1.52% to 1.97%      8.38%      1.70% to    2.16%
2011    514,634 22.41  to   23.36  11,970,760 1.52% to 1.97%      2.10%      3.53% to    4.00%
2010    656,557 21.65  to   22.46  14,697,208 1.52% to 1.97%      3.91%      4.05% to    4.52%
2009    754,806 20.80  to   21.49  16,169,165 1.52% to 1.97%      3.26%      5.24% to    5.72%
2008    906,808 19.77  to   20.32  18,379,687 1.52% to 1.97%      3.00%      3.45% to    3.91%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                At December 31                               For the Year Ended December 31
------------------------------------------------  --------------------------------------------
                   Unit Fair Value                 Expense Ratio   Investment        Total Return
                      Lowest to        Net Assets     Lowest         Income            Lowest to
Year    Units     Highest ($) /(4)/    ($)/(13)/  to Highest /(1)/ Ratio /(2)/       Highest /(3)/
----  --------- --------------         ---------- ---------------  ----------  -----------------
Global Equities Portfolio (Class 2)
2012    238,123 20.27 to  21.52\\(5)\\  5,046,286 1.40% to 1.97%      0.54%     14.43% to   15.09%
2011    333,190 17.71 to  18.70\\(5)\\  6,142,356 1.40% to 1.97%      0.77%    -12.27% to  -11.76%\\(6)\\
2010    376,320 20.19 to  21.20\\(5)\\  7,868,391 1.40% to 1.97%      1.58%     11.94% to   12.58%\\(6)\\
2009    421,316 18.04 to  18.83\\(5)\\  7,833,355 1.40% to 1.97%      2.67%     26.68% to   27.41%\\(6)\\
2008    492,240 14.24 to  14.78\\(5)\\  7,189,938 1.40% to 1.97%      1.85%    -44.58% to  -44.26%

Growth Opportunities Portfolio (Class 2)
2012    590,431  6.39 to   6.71         3,935,759 1.52% to 1.97%      0.00%     15.10% to   15.62%
2011    716,500  5.55 to   5.80         4,136,876 1.52% to 1.97%      0.00%     -4.42% to   -3.98%
2010    822,537  5.80 to   6.04         4,946,927 1.52% to 1.97%      0.00%     21.73% to   22.28%
2009    941,439  4.77 to   4.94         4,632,616 1.52% to 1.97%      0.00%     15.78% to   16.30%
2008    996,083  4.12 to   4.25         4,216,280 1.52% to 1.97%      0.00%    -37.23% to  -36.94%

Growth-Income Portfolio (Class 2)
2012    293,916 30.19 to  31.71         9,258,265 1.52% to 1.97%      1.60%     11.35% to   11.86%
2011    327,138 27.11 to  28.35         9,220,072 1.52% to 1.97%      0.77%      6.07% to    6.55%
2010    392,603 25.56 to  26.61        10,388,023 1.52% to 1.97%      0.80%      9.16% to    9.66%
2009    469,037 23.41 to  24.26        11,325,724 1.52% to 1.97%      1.21%     25.49% to   26.06%
2008    621,649 18.66 to  19.25        11,915,819 1.52% to 1.97%      0.87%    -44.11% to  -43.85%

High-Yield Bond Portfolio (Class 2)
2012    577,334 24.59 to  25.83        14,808,525 1.52% to 1.97%      6.04%     14.53% to   15.05%
2011    712,383 21.47 to  22.45        15,901,198 1.52% to 1.97%      7.72%      2.09% to    2.55%
2010    886,276 21.03 to  21.89        19,311,856 1.52% to 1.97%      9.17%     12.20% to   12.70%
2009  1,150,553 18.74 to  19.42        22,246,264 1.52% to 1.97%      8.90%     39.05% to   39.67%
2008  1,090,907 13.48 to  13.91        15,118,489 1.52% to 1.97%      9.82%    -33.58% to  -33.28%

International Diversified Equities Portfolio (Class 2)
2012  1,454,731 12.24 to  12.83        18,581,247 1.52% to 1.97%      0.80%     14.88% to   15.40%
2011  1,752,957 10.66 to  11.11        19,413,669 1.52% to 1.97%      1.89%    -16.40% to  -16.02%
2010  2,084,423 12.75 to  13.23        27,500,147 1.52% to 1.97%      3.96%      6.22% to    6.70%
2009  2,427,191 12.00 to  12.40        30,021,823 1.52% to 1.97%      1.21%     26.44% to   27.01%
2008  2,942,098  9.49 to   9.77        28,661,259 1.52% to 1.97%      3.13%    -40.74% to  -40.47%

International Growth and Income Portfolio (Class 2)
2012    596,036 13.49 to  14.10         8,358,971 1.52% to 1.97%      2.10%     18.74% to   19.28%
2011    738,771 11.36 to  11.82         8,692,564 1.52% to 1.97%      2.76%    -15.60% to  -15.22%
2010    877,522 13.46 to  13.95        12,185,472 1.52% to 1.97%      3.85%      4.85% to    5.32%
2009  1,046,103 12.84 to  13.24        13,799,411 1.52% to 1.97%      0.00%     25.08% to   25.64%
2008  1,254,873 10.27 to  10.54        13,180,687 1.52% to 1.97%      2.45%    -47.04% to  -46.80%

Marsico Focused Growth Portfolio (Class 2)
2012  1,068,902 12.06 to  12.39        13,201,509 1.52% to 1.77%      0.11%      9.13% to    9.41%
2011  1,269,464 11.05 to  11.33        14,335,763 1.52% to 1.77%      0.18%     -3.31% to   -3.07%
2010  1,643,643 11.43 to  11.69        19,157,098 1.52% to 1.77%      0.28%     15.18% to   15.47%
2009  2,015,612  9.93 to  10.12        20,351,645 1.52% to 1.77%      0.62%     28.22% to   28.54%
2008  2,511,164  7.74 to   7.87        19,729,754 1.52% to 1.77%      0.32%    -41.95% to  -41.80%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


             At December 31                              For the Year Ended December 31
--------------------------------------------  --------------------------------------------
                Unit Fair Value                Expense Ratio   Investment        Total Return
                  Lowest to        Net Assets     Lowest         Income            Lowest to
Year    Units   Highest ($) /(4)/  ($)/(13)/  to Highest /(1)/ Ratio /(2)/       Highest /(3)/
----  --------- -----------------  ---------- ---------------  ----------  -----------------
MFS Massachusetts Investors Trust Portfolio (Class 2)
2012    420,370 24.84  to   25.97  10,867,447 1.52% to 1.97%      0.54%     16.65% to   17.18%
2011    505,516 21.30  to   22.16  11,161,526 1.52% to 1.97%      0.51%     -3.97% to   -3.54%
2010    599,107 22.18  to   22.98  13,718,315 1.52% to 1.97%      0.83%      8.87% to    9.35%
2009    708,044 20.37  to   21.01  14,828,965 1.52% to 1.97%      1.19%     24.07% to   24.64%
2008    791,605 16.42  to   16.86  13,304,132 1.52% to 1.97%      0.82%    -33.86% to  -33.56%

MFS Total Return Portfolio (Class 2)
2012  1,470,766 28.92  to   30.33  44,349,372 1.52% to 1.97%      2.52%      8.98% to    9.47%
2011  1,742,450 26.54  to   27.70  48,060,159 1.52% to 1.97%      2.42%     -0.21% to    0.24%
2010  2,101,531 26.60  to   27.64  57,854,501 1.52% to 1.97%      2.71%      7.73% to    8.22%
2009  2,504,856 24.69  to   25.54  63,751,431 1.52% to 1.97%      3.65%     16.00% to   16.52%
2008  3,096,393 21.28  to   21.92  67,652,883 1.52% to 1.97%      2.85%    -23.66% to  -23.31%

Mid-Cap Growth Portfolio (Class 2)
2012  1,231,749 12.03  to   12.82  15,478,572 1.40% to 1.97%      0.00%     13.62% to   14.27%
2011  1,470,105 10.59  to   11.22  16,199,999 1.40% to 1.97%      0.00%     -7.90% to   -7.38%
2010  1,843,496 11.49  to   12.11  21,973,145 1.40% to 1.97%      0.00%     22.83% to   23.53%
2009  2,160,082  9.36  to    9.81  20,869,437 1.40% to 1.97%      0.00%     39.44% to   40.24%
2008  2,663,058  6.71  to    6.99  18,376,734 1.40% to 1.97%      0.00%    -44.55% to  -44.23%

Real Estate Portfolio (Class 2)
2012    371,396 25.65  to   26.88   9,919,385 1.52% to 1.97%      0.94%     14.77% to   15.29%
2011    418,375 22.35  to   23.32   9,699,869 1.52% to 1.97%      0.76%      5.88% to    6.36%
2010    516,347 21.11  to   21.92  11,265,666 1.52% to 1.97%      1.72%     17.38% to   17.91%
2009    582,785 17.98  to   18.59  10,789,261 1.52% to 1.97%      2.00%     27.07% to   27.64%
2008    702,589 14.15  to   14.57  10,191,024 1.52% to 1.97%      2.88%    -45.07% to  -44.82%

Small & Mid Cap Value Portfolio (Class 2)
2012    899,543 20.59  to   21.59  19,344,277 1.52% to 1.97%      0.39%     16.11% to   16.63%
2011  1,089,065 17.74  to   18.51  20,087,288 1.52% to 1.97%      0.12%     -9.92% to   -9.51%
2010  1,352,751 19.69  to   20.45  27,587,624 1.52% to 1.97%      0.24%     23.21% to   23.76%
2009  1,604,202 15.98  to   16.53  26,447,744 1.52% to 1.97%      0.71%     39.50% to   40.13%
2008  1,959,032 11.46  to   11.79  23,050,950 1.52% to 1.97%      0.31%    -36.36% to  -36.08%

Technology Portfolio (Class 2)
2012  1,115,091  2.26  to    2.40   2,629,506 1.40% to 1.97%      0.00%      5.50% to    6.11%\\(6)\\
2011  1,332,185  2.14  to    2.26   2,966,373 1.40% to 1.97%      0.00%     -7.36% to   -6.84%
2010  1,752,932  2.31  to    2.43   4,196,017 1.40% to 1.97%      0.00%     17.75% to   18.42%
2009  2,103,021  1.96  to    2.05   4,258,272 1.40% to 1.97%      0.00%     47.26% to   48.10%
2008  2,020,598  1.33  to    1.39   2,767,883 1.40% to 1.97%      0.00%    -52.16% to  -51.89%

Telecom Utility Portfolio (Class 2)
2012    127,679 18.18  to   18.67   2,363,929 1.52% to 1.77%      3.31%     11.32% to   11.60%
2011    148,760 16.33  to   16.73   2,470,872 1.52% to 1.77%      2.16%      4.24% to    4.51%
2010    155,083 15.67  to   16.01   2,463,805 1.52% to 1.77%      2.70%     11.42% to   11.70%
2009    204,034 14.06  to   14.33   2,902,835 1.52% to 1.77%      5.26%     29.56% to   29.88%
2008    264,730 10.85  to   11.03   2,903,254 1.52% to 1.77%      2.21%    -38.63% to  -38.48%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31                                 For the Year Ended December 31
--------------------------------------------------  -----------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment          Total Return
                       Lowest to        Net Assets      Lowest         Income             Lowest to
Year    Units      Highest ($) /(4)/    ($)/(13)/   to Highest /(1)/ Ratio /(2)/        Highest /(3)/
----  ---------- --------------         ----------- ---------------  ----------  --------------------
Total Return Bond Portfolio (Class 2)
2012     712,809 28.03 to  28.84         20,481,417 1.52% to 1.77%      3.10%      5.23%    to    5.49%
2011     723,666 26.64 to  27.34         19,724,689 1.52% to 1.77%      1.37%      4.35%    to    4.61%
2010     882,303 25.53 to  26.14         22,983,900 1.52% to 1.77%      2.61%      4.32%    to    4.58%
2009     894,912 24.47 to  24.99         22,293,889 1.52% to 1.77%      2.05%      9.47%    to    9.74%
2008     527,462 22.35 to  22.77         11,974,186 1.52% to 1.77%      4.33%      3.07%    to    3.33%

Aggressive Growth Portfolio (Class 3)
2012   1,669,400  8.91 to   9.51\\(5)\\  20,019,631 1.15% to 2.30%      0.00%     13.29%    to   14.60%\\(6)\\
2011   1,580,323  7.87 to   8.30\\(5)\\  17,292,016 1.15% to 2.30%      0.00%     -4.49%    to   -3.34%\\(6)\\
2010   1,239,636  8.24 to   8.59\\(5)\\  15,130,894 1.15% to 2.30%      0.00%     17.72%    to   19.48%
2009   1,056,984  7.00 to   7.19\\(5)\\  11,314,343 1.15% to 2.30%      0.00%     34.19%(8) to   38.53%\\(6)\\
2008   1,077,634  5.04 to   5.19\\(5)\\   8,432,205 1.15% to 2.05%      0.32%    -54.03%    to  -53.34%

Alliance Growth Portfolio (Class 3)
2012   3,480,341 11.04 to  11.85\\(5)\\ 105,946,497 1.15% to 2.30%      0.22%     13.66%    to   14.98%\\(6)\\
2011   3,797,916  9.72 to  10.31\\(5)\\ 106,577,860 1.15% to 2.30%      0.21%     -4.82%    to   -3.66%\\(6)\\
2010   4,315,346 10.21 to  10.70\\(5)\\ 133,338,609 1.15% to 2.30%      0.63%      7.37%    to    8.71%\\(6)\\
2009   4,922,220  9.51 to   9.84\\(5)\\ 142,097,641 1.15% to 2.30%      0.34%     28.96%(8) to   39.08%
2008   5,913,605  6.91 to   7.08\\(5)\\ 123,435,605 1.15% to 2.05%      0.00%    -42.08%    to  -41.56%\\(6)\\

American Funds Asset Allocation SAST Portfolio (Class 3)
2012  10,706,139 11.09 to  11.81\\(5)\\ 123,436,538 1.15% to 2.30%      1.38%     13.14%    to   14.45%\\(6)\\
2011  10,022,864  9.81 to  10.32\\(5)\\ 101,357,620 1.15% to 2.30%      1.16%     -1.31%    to   -0.17%\\(6)\\
2010   7,176,929  9.94 to  10.34\\(5)\\  72,974,449 1.15% to 2.30%      1.36%      9.41%    to   10.72%\\(6)\\
2009   4,783,166  9.08 to   9.34\\(5)\\  44,109,234 1.15% to 2.30%      2.32%     18.39%(8) to   21.99%\\(6)\\
2008   3,863,276  7.39 to   7.66         29,342,054 1.15% to 2.05%      1.24%    -31.59%    to  -30.64%

American Funds Global Growth SAST Portfolio (Class 3)
2012  33,333,147 11.75 to  12.48\\(5)\\ 403,842,179 1.15% to 2.30%      1.01%     19.45%    to   20.84%
2011  34,862,372  9.84 to  10.33\\(5)\\ 350,782,674 1.15% to 2.30%      0.84%    -11.21%    to  -10.18%\\(6)\\
2010  22,149,625 11.08 to  11.50\\(5)\\ 248,702,974 1.15% to 2.30%      0.74%      8.87%    to   10.13%
2009  13,647,633 10.18 to  10.44\\(5)\\ 139,541,556 1.15% to 2.30%      2.32%     31.65%(8) to   40.14%\\(6)\\
2008  11,445,291  7.30 to   7.45\\(5)\\  83,871,758 1.15% to 2.05%      1.30%    -39.87%    to  -39.32%

American Funds Growth SAST Portfolio (Class 3)
2012  23,791,952 10.75 to  11.42        265,109,166 1.15% to 2.30%      0.33%     14.88%    to   16.21%\\(6)\\
2011  24,363,939  9.36 to   9.82\\(5)\\ 234,636,328 1.15% to 2.30%      0.35%     -6.74%    to   -5.66%\\(6)\\
2010  19,719,559 10.04 to  10.41\\(5)\\ 202,206,183 1.15% to 2.30%      0.26%     15.64%    to   16.97%
2009                                                                              27.14%
      16,955,375  8.68 to   8.90\\(5)\\ 149,351,933 1.15% to 2.30%      1.75%          (8)  to   37.36%
2008  15,565,187  6.34 to   6.48        100,292,669 1.15% to 2.05%      0.50%    -45.33%    to  -44.82%

American Funds Growth-Income SAST Portfolio (Class 3)
2012  20,191,869 10.19 to  10.82\\(5)\\ 210,222,189 1.15% to 2.30%      1.23%     14.49%    to   15.81%
2011  21,043,610  8.90 to   9.34\\(5)\\ 189,664,824 1.15% to 2.30%      1.00%     -4.36%    to   -3.26%\\(6)\\
2010  18,469,523  9.30 to   9.66\\(5)\\ 172,304,601 1.15% to 2.30%      1.08%      8.54%    to    9.80%
2009  17,222,295  8.57 to   8.79\\(5)\\ 146,800,095 1.15% to 2.30%      2.21%     24.97%(8) to   29.31%
2008  16,380,570  6.65 to   6.80\\(5)\\ 108,459,833 1.15% to 2.05%      0.91%    -39.33%    to  -38.76%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31                                    For the Year Ended December 31
--------------------------------------------------  --------------------------------------------------
                    Unit Fair Value                 Expense Ratio   Investment            Total Return
                       Lowest to        Net Assets      Lowest        Income                Lowest to
Year    Units      Highest ($)/(4)/     ($)/(13)/   to Highest/(1)/ Ratio/(2)/            Highest /(3)/
----  ---------- --------------         ----------- --------------  ---------- ------------------------
Balanced Portfolio (Class 3)
2012   4,857,416 11.46 to  12.25\\(5)\\  66,216,542 1.15% to 2.30%     1.30%    10.29%        to   11.55%\\(6)\\
2011   2,640,927 10.39 to  10.99\\(5)\\  35,694,977 1.15% to 2.30%     1.69%    -0.58%        to    0.85%\\(6)\\
2010   1,705,555 10.45 to  10.89\\(5)\\  25,621,524 1.15% to 2.30%     1.85%     8.92%        to   10.28%
2009   1,237,281  9.59 to   9.88\\(5)\\  17,878,194 1.15% to 2.30%     3.07%    19.73%\\(8)\\ to   22.30%\\(6)\\
2008   1,041,860  7.87 to   8.08\\(5)\\  12,468,044 1.15% to 2.05%     3.19%   -27.71%        to  -26.91%

Blue Chip Growth Portfolio (Class 3)
2012   8,504,608 10.39 to  11.12\\(5)\\  67,936,175 1.15% to 2.30%     0.00%     8.76%        to   10.02%
2011   8,452,553  9.55 to  10.11\\(5)\\  60,434,273 1.15% to 2.30%     0.01%    -7.97%        to   -6.90%\\(6)\\
2010   5,831,160 10.38 to  10.86\\(5)\\  41,946,401 1.15% to 2.30%     0.09%     9.69%        to   10.95%
2009   2,912,641  9.46 to   9.79\\(5)\\  17,219,970 1.15% to 2.30%     0.06%    26.52%\\(8)\\ to   34.94%\\(6)\\
2008   2,094,386  7.07 to   7.25\\(5)\\   8,965,595 1.15% to 2.05%     0.17%   -40.56%        to  -39.85%

Capital Growth Portfolio (Class 3)
2012   5,331,320 10.14 to  10.86\\(5)\\  43,426,795 1.15% to 2.30%     0.16%    11.05%        to   12.34%
2011   5,999,371  9.13 to   9.66\\(5)\\  43,383,733 1.15% to 2.30%     0.00%    -3.85%        to   -2.69%\\(6)\\
2010   6,772,753  9.49 to   9.93\\(5)\\  50,326,688 1.15% to 2.30%     0.00%     6.14%        to    7.72%
2009   7,199,601  8.94 to   9.22\\(5)\\  49,854,080 1.15% to 2.30%     0.00%    28.91%\\(8)\\ to   41.50%\\(6)\\
2008   8,151,653  6.30 to   6.51\\(5)\\  40,122,091 1.15% to 2.05%     0.00%   -46.74%        to  -45.93%

Cash Management Portfolio (Class 3)
2012  13,868,100  9.05 to   9.77\\(5)\\ 160,572,375 1.15% to 2.30%     0.00%    -2.76%        to   -1.63%\\(6)\\
2011  15,707,935  9.31 to   9.93\\(5)\\ 190,669,336 1.15% to 2.30%     0.00%    -2.79%        to   -1.66%\\(6)\\
2010  14,338,501  9.57 to  10.10\\(5)\\ 181,754,590 1.15% to 2.30%     0.00%    -3.58%        to   -1.62%
2009  18,042,688  9.93 to  10.26\\(5)\\ 236,878,333 1.15% to 2.30%     2.01%    -2.14%\\(8)\\ to   -1.34%\\(6)\\
2008  27,536,857 10.15 to  10.40\\(5)\\ 368,421,385 1.15% to 2.05%     3.67%    -1.37%        to   -0.23%

Corporate Bond Portfolio (Class 3)
2012  29,646,690 14.87 to  15.82\\(5)\\ 636,323,684 1.15% to 2.30%     5.11%     8.61%        to    9.87%
2011  28,047,297 13.69 to  14.40\\(5)\\ 578,591,304 1.15% to 2.30%     6.11%     3.73%        to    4.93%\\(6)\\
2010  24,743,265 13.20 to  13.73\\(5)\\ 530,895,157 1.15% to 2.30%     6.30%     8.19%        to    9.43%
2009  22,342,572 12.20 to  12.54\\(5)\\ 459,737,070 1.15% to 2.30%     6.19%    16.27%\\(8)\\ to   29.15%\\(6)\\
2008  21,366,957  9.51 to   9.71\\(5)\\ 344,108,880 1.15% to 2.05%     4.35%    -9.88%        to   -9.06%

Davis Venture Value Portfolio (Class 3)
2012  21,618,837  9.95 to  10.58\\(5)\\ 489,088,129 1.15% to 2.30%     0.55%     9.87%        to   11.15%
2011  21,401,106  9.06 to   9.52\\(5)\\ 477,761,383 1.15% to 2.30%     1.10%    -6.64%        to   -5.56%\\(6)\\
2010  17,604,454  9.70 to  10.08\\(5)\\ 509,186,685 1.15% to 2.30%     0.56%     9.36%        to   10.62%
2009  15,849,454  8.87 to   9.12\\(5)\\ 471,246,641 1.15% to 2.30%     1.30%    27.08%\\(8)\\ to   31.65%\\(6)\\
2008  16,951,318  6.77 to   6.92\\(5)\\ 394,189,704 1.15% to 2.05%     1.38%   -39.57%        to  -39.02%

"Dogs" of Wall Street Portfolio (Class 3)
2012   3,468,287 12.33 to  13.14\\(5)\\  48,336,125 1.15% to 2.30%     2.00%    10.95%        to   12.24%
2011   2,656,601 11.11 to  11.71\\(5)\\  33,635,609 1.15% to 2.30%     2.01%     9.83%        to   11.12%\\(6)\\
2010   1,870,469 10.12 to  10.54\\(5)\\  22,005,509 1.15% to 2.30%     2.85%    13.45%        to   15.11%
2009   1,203,938  8.92 to   9.15\\(5)\\  12,612,965 1.15% to 2.30%     4.65%    18.48%        to   25.74%\\(8)(6)\\
2008   1,261,706  7.49 to   7.72\\(5)\\  11,223,963 1.15% to 2.05%     2.96%   -28.53%        to  -27.63%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31                                    For the Year Ended December 31
--------------------------------------------------  --------------------------------------------------
                    Unit Fair Value                 Expense Ratio   Investment            Total Return
                       Lowest to        Net Assets      Lowest        Income                Lowest to
Year    Units      Highest ($)/(4)/     ($)/(13)/   to Highest/(1)/ Ratio/(2)/            Highest/(3)/
----  ---------- --------------         ----------- --------------  ---------- ------------------------
Emerging Markets Portfolio (Class 3)
2012   9,251,513 11.55 to  12.31\\(5)\\ 151,524,732 1.15% to 2.30%     0.32%    15.76%        to   17.10%
2011   9,834,135  9.98 to  10.51\\(5)\\ 141,712,285 1.15% to 2.30%     0.40%   -27.95%        to  -27.11%\\(6)\\
2010   7,869,498 13.85 to  14.42\\(5)\\ 166,913,850 1.15% to 2.30%     1.26%    15.53%        to   16.87%
2009   7,359,645 11.99 to  12.34\\(5)\\ 138,954,707 1.15% to 2.30%     0.00%    42.65%\\(8)\\ to   74.20%\\(6)\\
2008   7,858,873  6.93 to   7.08\\(5)\\  85,778,979 1.15% to 2.05%     1.46%   -57.59%        to  -57.22%

Equity Opportunities Portfolio (Class 3)
2012   1,570,896 10.53 to  11.24\\(5)\\  28,151,591 1.15% to 2.30%     0.72%    14.11%        to   15.22%\\(6)\\
2011   1,554,661  9.23 to   9.76\\(5)\\  26,076,886 1.15% to 2.30%     0.30%    -2.70%        to   -1.50%\\(6)\\
2010   1,772,202  9.48 to   9.91\\(5)\\  31,361,295 1.15% to 2.30%     0.46%    13.82%        to   15.46%\\(6)\\
2009   2,079,729  8.33 to   8.58\\(5)\\  32,677,771 1.15% to 2.30%     0.97%    24.19%\\(8)\\ to   30.26%\\(6)\\
2008   2,510,604  6.40 to   6.59\\(5)\\  30,473,527 1.15% to 2.05%     1.17%   -40.07%        to  -39.33%

Foreign Value Portfolio (Class 3)
2012  37,450,248  9.37 to   9.95\\(5)\\ 492,880,572 1.15% to 2.30%     1.87%    16.57%        to   17.92%
2011  38,431,577  8.04 to   8.44\\(5)\\ 446,498,835 1.15% to 2.30%     1.54%   -13.86%        to  -12.86%\\(6)\\
2010  25,903,108  9.33 to   9.68\\(5)\\ 387,974,778 1.15% to 2.30%     1.94%     0.59%        to    1.75%
2009  19,373,532  9.28 to   9.52\\(5)\\ 311,034,623 1.15% to 2.30%     2.62%    26.52%\\(8)\\ to   28.45%\\(6)\\
2008  19,597,947  7.25 to   7.41\\(5)\\ 250,475,847 1.15% to 2.05%     2.81%   -42.23%        to  -41.69%

Fundamental Growth Portfolio (Class 3)
2012   4,273,274 10.55 to  11.33\\(5)\\  72,229,266 1.15% to 2.30%     0.00%    13.24%        to   14.54%\\(6)\\
2011   4,652,711  9.32 to   9.89\\(5)\\  70,790,422 1.15% to 2.30%     0.00%    -8.14%        to   -6.79%\\(6)\\
2010   4,934,236 10.15 to  10.61\\(5)\\  81,768,665 1.15% to 2.30%     0.00%    13.69%        to   15.38%
2009   5,370,746  8.92 to   9.20\\(5)\\  77,863,955 1.15% to 2.30%     0.00%    30.57%\\(8)\\ to   34.09%\\(6)\\
2008   6,033,489  6.69 to   6.86\\(5)\\  65,512,346 1.15% to 2.05%     0.00%   -46.14%        to  -45.60%

Global Bond Portfolio (Class 3)
2012  11,739,054 12.92 to  13.74\\(5)\\ 209,449,157 1.15% to 2.30%     8.55%     1.26%        to    2.44%
2011  10,182,828 12.76 to  13.41\\(5)\\ 189,229,931 1.15% to 2.30%     2.10%     3.09%        to    4.28%\\(6)\\
2010   7,826,147 12.38 to  12.86\\(5)\\ 155,352,219 1.15% to 2.30%     4.09%     3.61%        to    4.80%
2009   6,438,287 11.95 to  12.27\\(5)\\ 130,721,653 1.15% to 2.30%     3.34%     6.00%        to    7.56%\\(8)(6)\\
2008   5,717,683 11.33 to  11.57\\(5)\\ 111,899,875 1.15% to 2.05%     3.16%     3.26%        to    4.20%

Global Equities Portfolio (Class 3)
2012   1,973,752  9.38 to  10.08\\(5)\\  28,497,278 1.15% to 2.30%     0.53%    13.94%        to   15.26%
2011   1,969,956  8.24 to   8.75\\(5)\\  26,612,803 1.15% to 2.30%     0.83%   -12.65%        to  -11.63%\\(6)\\
2010   1,446,322  9.43 to   9.90\\(5)\\  26,140,571 1.15% to 2.30%     1.57%    11.35%        to   12.75%
2009   1,216,039  8.47 to   8.78\\(5)\\  21,171,000 1.15% to 2.30%     2.58%    27.60%        to   27.70%\\(8)(6)\\
2008   1,267,375  6.73 to   6.88\\(5)\\  17,737,627 1.15% to 2.05%     1.90%   -44.68%        to  -44.18%

Growth Opportunities Portfolio (Class 3)
2012  20,098,658 12.38 to  13.18\\(5)\\ 169,921,760 1.15% to 2.30%     0.00%    14.60%        to   15.93%
2011  21,144,879 10.81 to  11.37\\(5)\\ 149,800,724 1.15% to 2.30%     0.00%    -4.83%        to   -3.73%\\(6)\\
2010  16,138,862 11.35 to  11.81\\(5)\\ 107,540,605 1.15% to 2.30%     0.00%    21.20%        to   22.61%
2009  12,605,872  9.37 to   9.63\\(5)\\  63,797,232 1.15% to 2.30%     0.00%    16.61%        to   25.79%\\(8)(6)\\
2008   9,697,948  8.09 to   8.26\\(5)\\  41,499,559 1.15% to 2.05%     0.00%   -37.37%        to  -36.77%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31                                    For the Year Ended December 31
--------------------------------------------------  --------------------------------------------------
                    Unit Fair Value                 Expense Ratio   Investment            Total Return
                       Lowest to        Net Assets      Lowest        Income                Lowest to
Year    Units      Highest ($)/(4)/     ($)/(13)/   to Highest/(1)/ Ratio/(2)/            Highest/(3)/
----  ---------- --------------         ----------- --------------  ---------- ------------------------
Growth-Income Portfolio (Class 3)
2012   6,197,572 10.26 to  11.03\\(5)\\  81,680,465 1.15% to 2.30%     1.65%    10.88%        to   12.16%
2011   3,843,015  9.25 to   9.84\\(5)\\  49,130,066 1.15% to 2.30%     0.94%     5.64%        to    6.83%\\(6)\\
2010     680,901  8.76 to   9.21\\(5)\\  15,141,736 1.15% to 2.30%     0.76%     8.16%        to   10.00%
2009     598,674  8.09 to   8.37\\(5)\\  13,677,065 1.15% to 2.30%     1.12%    24.17%\\(8)\\ to   26.53%\\(6)\\
2008     664,354  6.42 to   6.61\\(5)\\  12,111,735 1.15% to 2.05%     0.74%   -44.41%        to  -43.69%

High-Yield Bond Portfolio (Class 3)
2012   7,722,492 12.22 to  13.20\\(5)\\ 145,112,274 1.15% to 2.30%     6.57%    14.04%        to   15.36%
2011   6,310,092 10.72 to  11.44\\(5)\\ 111,817,886 1.15% to 2.30%     8.01%     1.65%        to    2.83%\\(6)\\
2010   5,112,376 10.54 to  11.13\\(5)\\ 100,219,843 1.15% to 2.30%    10.17%    11.08%        to   13.01%
2009   5,240,017  9.49 to   9.85\\(5)\\  96,956,685 1.15% to 2.30%     9.00%    23.55%\\(8)\\ to   40.05%\\(6)\\
2008   3,893,054  6.81 to   7.03\\(5)\\  52,587,028 1.15% to 2.05%    10.52%   -33.98%        to  -33.10%

International Diversified Equities Portfolio (Class 3)
2012  13,044,143  9.28 to   9.92\\(5)\\ 159,215,635 1.15% to 2.30%     0.71%    14.39%        to   15.72%
2011  15,075,938  8.11 to   8.57\\(5)\\ 160,960,717 1.15% to 2.30%     1.88%   -16.76%        to  -15.79%\\(6)\\
2010  15,872,663  9.74 to  10.18\\(5)\\ 204,539,549 1.15% to 2.30%     3.90%     5.61%        to    6.99%
2009  17,247,631  9.23 to   9.51\\(5)\\ 209,558,687 1.15% to 2.30%     1.08%    27.35%        to   29.21%\\(8)(6)\\
2008  20,024,399  7.30 to   7.47\\(5)\\ 191,793,161 1.15% to 2.05%     3.17%   -40.88%        to  -40.31%

International Growth and Income Portfolio (Class 3)
2012  13,758,088  7.95 to   8.50\\(5)\\ 178,209,323 1.15% to 2.30%     2.06%    18.24%        to   19.60%
2011  16,122,467  6.73 to   7.11\\(5)\\ 177,099,706 1.15% to 2.30%     2.85%   -16.04%        to  -14.99%\\(6)\\
2010  16,405,879  8.01 to   8.36\\(5)\\ 215,335,180 1.15% to 2.30%     3.92%     4.29%        to    5.61%\\(6)\\
2009  17,071,094  7.68 to   7.91\\(5)\\ 214,161,986 1.15% to 2.30%     0.00%    25.98%        to   30.31%\\(8)(6)\\
2008  17,353,104  6.15 to   6.28\\(5)\\ 174,115,497 1.15% to 2.05%     2.97%   -47.13%        to  -46.66%

Marsico Focused Growth Portfolio (Class 3)
2012   7,337,632 10.91 to  11.63\\(5)\\  86,274,279 1.15% to 2.30%     0.11%     8.45%        to    9.70%
2011   6,731,029 10.06 to  10.60\\(5)\\  72,839,011 1.15% to 2.30%     0.12%    -3.92%        to   -2.81%\\(6)\\
2010   4,976,678 10.47 to  10.90\\(5)\\  56,367,195 1.15% to 2.30%     0.23%    14.46%        to   15.78%\\(6)\\
2009   3,632,045  9.14 to   9.42\\(5)\\  36,073,909 1.15% to 2.30%     0.52%    25.76%\\(8)\\ to   28.89%\\(6)\\
2008   3,288,769  7.09 to   7.31\\(5)\\  25,555,803 1.15% to 2.05%     0.22%   -42.56%        to  -41.64%

MFS Massachusetts Investors Trust Portfolio (Class 3)
2012  14,911,675 11.46 to  12.22\\(5)\\ 245,454,389 1.15% to 2.30%     0.56%    16.15%        to   17.50%
2011  13,925,334  9.87 to  10.40\\(5)\\ 205,594,177 1.15% to 2.30%     0.51%    -4.38%        to   -3.27%\\(6)\\
2010   8,210,095 10.32 to  10.75\\(5)\\ 146,632,293 1.15% to 2.30%     0.86%     8.39%        to    9.64%
2009   4,701,819  9.52 to   9.80\\(5)\\  89,091,011 1.15% to 2.30%     1.19%    24.35%\\(8)\\ to   24.98%\\(6)\\
2008   3,410,408  7.66 to   7.84\\(5)\\  54,369,774 1.15% to 2.05%     0.88%   -34.13%        to  -33.38%

MFS Total Return Portfolio (Class 3)
2012   8,304,413 11.09 to  11.81\\(5)\\ 193,491,460 1.15% to 2.30%     2.48%     8.51%        to    9.77%
2011   8,183,114 10.22 to  10.76\\(5)\\ 190,169,901 1.15% to 2.30%     2.35%    -0.66%        to    0.51%\\(6)\\
2010   8,552,476 10.29 to  10.71\\(5)\\ 218,109,230 1.15% to 2.30%     2.69%     7.30%        to    8.51%\\(6)\\
2009   8,926,199  9.59 to   9.87\\(5)\\ 219,873,060 1.15% to 2.30%     3.62%    14.76%\\(8)\\ to   16.83%\\(6)\\
2008   9,391,238  8.21 to   8.44\\(5)\\ 200,778,021 1.15% to 2.05%     2.85%   -23.98%        to  -23.11%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                   At December 31                                      For the Year Ended December 31
-----------------------------------------------------  ---------------------------------------------------
                     Unit Fair Value                   Expense Ratio  Investment             Total Return
                        Lowest to         Net Assets      Lowest        Income                 Lowest to
Year     Units      Highest ($)/(4)/      ($)/(13)/    to Highest/1)/ Ratio/(2)/             Highest/(3)/
----  ----------- --------------         ------------- -------------- ---------- -------------------------
Mid-Cap Growth Portfolio (Class 3)
2012    8,000,603 12.28 to  13.03\\(5)\\   100,053,921 1.15% to 2.30%    0.00%    13.13%         to   14.44%
2011    8,396,213 10.86 to  11.39\\(5)\\    91,978,433 1.15% to 2.30%    0.00%    -8.30%         to   -7.24%\\(6)\\
2010    7,130,205 11.84 to  12.27\\(5)\\    84,256,397 1.15% to 2.30%    0.00%    22.30%         to   23.71%
2009    6,660,269  9.68 to   9.92\\(5)\\    63,773,990 1.15% to 2.30%    0.00%    30.48%\\(8)\\  to   40.45%\\(6)\\
2008    7,175,903  6.83 to   7.06\\(5)\\    49,132,664 1.15% to 2.05%    0.00%   -45.04%         to  -44.15%

Protected Asset Allocation SAST Portfolio (Class 3)
2012      493,947 10.04 to  10.07\\(5)\\     4,969,379 1.15% to 2.30%    0.00%     0.39%(10)     to    0.67%\\(6)(10)\\
2011           --    --        --                   --       --            --        --                  --
2010           --    --        --                   --       --            --        --                  --
2009           --    --        --                   --       --            --        --                  --
2008           --    --        --                   --       --            --        --                  --

Real Estate Portfolio (Class 3)
2012   14,642,384  9.14 to   9.74\\(5)\\   239,429,943 1.15% to 2.30%    0.89%    14.28%         to   15.60%
2011   13,993,965  8.00 to   8.42\\(5)\\   212,996,370 1.15% to 2.30%    0.81%     5.43%         to    6.65%\\(6)\\
2010   10,763,539  7.58 to   7.90\\(5)\\   184,070,869 1.15% to 2.30%    1.75%    16.88%         to   18.23%
2009    8,379,425  6.49 to   6.68\\(5)\\   137,825,012 1.15% to 2.30%    1.89%    27.99%         to   43.69%\\(8)(6)\\
2008    7,733,538  5.10 to   5.22\\(5)\\   102,996,168 1.15% to 2.05%    3.22%   -45.15%         to  -44.68%

Small & Mid Cap Value Portfolio (Class 3)
2012   27,131,938 12.38 to  13.13\\(5)\\   468,586,899 1.15% to 2.30%    0.37%    15.61%         to   16.95%
2011   27,994,808 10.70 to  11.23\\(5)\\   430,137,080 1.15% to 2.30%    0.13%   -10.31%         to   -9.27%\\(6)\\
2010   21,707,355 11.93 to  12.37\\(5)\\   403,160,331 1.15% to 2.30%    0.20%    22.68%         to   24.09%
2009   19,141,352  9.73 to   9.97\\(5)\\   302,277,240 1.15% to 2.30%    0.60%    36.45%\\(8)\\  to   40.51%\\(6)\\
2008   19,911,678  6.94 to   7.10\\(5)\\   226,990,705 1.15% to 2.05%    0.22%   -36.48%         to  -35.90%

Small Company Value Portfolio (Class 3)
2012   17,184,541 11.27 to  11.97\\(5)\\   190,331,364 1.15% to 2.30%    0.24%    14.89%         to   16.23%
2011   17,898,761  9.81 to  10.29\\(5)\\   170,417,984 1.15% to 2.30%    0.25%    -5.66%         to   -4.57%\\(6)\\
2010   13,788,567 10.40 to  10.79\\(5)\\   136,217,238 1.15% to 2.30%    0.48%    23.61%         to   25.04%
2009   11,356,383  8.41 to   8.63\\(5)\\    89,250,212 1.15% to 2.30%    0.58%    30.14%         to   32.98%\\(8)(6)\\
2008   10,485,697  6.47 to   6.63\\(5)\\    63,503,984 1.15% to 2.05%    0.22%   -35.33%         to  -34.66%

SunAmerica Dynamic Allocation Portfolio (Class 3)
2012  169,199,375 10.44 to  10.56\\(5)\\ 1,779,908,764 1.15% to 2.30%    1.81%     4.36%\\(11)\\ to    5.56%\\(6)(11)\\
2011           --    --        --                   --       --            --        --                  --
2010           --    --        --                   --       --            --        --                  --
2009           --    --        --                   --       --            --        --                  --
2008           --    --        --                   --       --            --        --                  --

SunAmerica Dynamic Strategy Portfolio (Class 3)
2012   20,033,318 10.37 to  10.43          208,658,498 1.15% to 2.30%    1.52%     3.68%\\(12)\\ to    4.35%\\(12)\\
2011           --    --        --                   --       --            --        --                  --
2010           --    --        --                   --       --            --        --                  --
2009           --    --        --                   --       --            --        --                  --
2008           --    --        --                   --       --            --        --                  --

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31                                    For the Year Ended December 31
--------------------------------------------------  --------------------------------------------------
                    Unit Fair Value                 Expense Ratio   Investment            Total Return
                       Lowest to        Net Assets      Lowest        Income                Lowest to
Year    Units      Highest ($)/(4)/     ($)/(13)/   to Highest/(1)/ Ratio/(2)/            Highest/(3)/
----  ---------- --------------         ----------- --------------  ---------- ------------------------
Technology Portfolio (Class 3)
2012   6,779,977 10.14 to  10.84\\(5)\\  20,098,275 1.15% to 2.30%     0.00%     5.06%        to    6.27%
2011   8,182,996  9.66 to  10.20\\(5)\\  20,765,489 1.15% to 2.30%     0.00%    -7.64%        to   -6.70%\\(6)\\
2010   9,020,725 10.46 to  10.94\\(5)\\  22,424,712 1.15% to 2.30%     0.00%    17.26%        to   18.60%\\(6)\\
2009  10,306,892  8.92 to   9.22\\(5)\\  20,975,066 1.15% to 2.30%     0.00%    36.59%\\(8)\\ to   48.32%\\(6)\\
2008   8,297,874  6.03 to   6.22\\(5)\\  11,373,447 1.15% to 2.05%     0.00%   -52.47%        to  -51.82%

Telecom Utility Portfolio (Class 3)
2012   1,325,753 13.21 to  14.13\\(5)\\  21,303,455 1.15% to 2.30%     3.37%    10.62%        to   11.90%
2011   1,205,961 11.94 to  12.63\\(5)\\  17,881,104 1.15% to 2.30%     2.27%     3.62%        to    4.79%\\(6)\\
2010     663,880 11.52 to  12.05\\(5)\\  10,084,377 1.15% to 2.30%     2.76%    10.51%        to   12.01%
2009     624,975 10.43 to  10.76\\(5)\\   8,697,071 1.15% to 2.30%     5.52%    27.66%\\(8)\\ to   30.23%\\(6)\\
2008     609,731  8.04 to   8.26\\(5)\\   6,565,972 1.15% to 2.05%     2.48%   -39.00%        to  -38.31%

Total Return Bond Portfolio (Class 3)
2012  42,157,782 13.59 to  14.50\\(5)\\ 767,396,774 1.15% to 2.30%     3.08%     4.57%        to    5.78%
2011  32,199,190 12.99 to  13.70\\(5)\\ 590,254,280 1.15% to 2.30%     1.34%     3.69%        to    4.89%\\(6)\\
2010  19,095,522 12.53 to  13.07\\(5)\\ 382,917,792 1.15% to 2.30%     2.90%     3.66%        to    4.86%
2009   8,830,184 12.09 to  12.46\\(5)\\ 194,108,866 1.15% to 2.30%     2.13%     4.45%\\(8)\\ to   10.04%\\(6)\\
2008   3,920,292 11.05 to  11.32\\(5)\\  80,663,357 1.15% to 2.05%     6.15%     2.70%        to    3.61%

Invesco Van Kampen V.I. American Franchise Fund (Series II)
2012   1,724,094 11.66 to  12.46\\(5)\\  19,411,520 1.15% to 2.30%     0.00%    10.81%        to   12.10%\\(6)\\
2011   2,071,174 10.52 to  11.11\\(5)\\  20,837,864 1.15% to 2.30%     0.00%    -8.71%        to   -7.45%\\(6)\\
2010   2,194,616 11.52 to  12.01\\(5)\\  23,718,139 1.15% to 2.30%     0.00%    16.55%        to   18.22%
2009   2,817,633  9.89 to  10.16\\(5)\\  25,763,129 1.15% to 2.30%     0.00%    34.29%\\(8)\\ to   63.41%\\(6)\\
2008   2,073,166  6.09 to   6.22\\(5)\\  11,619,042 1.15% to 2.05%     0.20%   -50.28%        to  -49.87%\\(6)\\

Invesco Van Kampen V.I. Comstock Fund (Series II)
2012  26,370,726 10.35 to  11.00\\(5)\\ 334,717,061 1.15% to 2.30%     1.50%    16.21%        to   17.56%
2011  27,849,831  8.91 to   9.35\\(5)\\ 306,802,405 1.15% to 2.30%     1.28%    -4.33%        to   -3.23%\\(6)\\
2010  23,853,701  9.31 to   9.67\\(5)\\ 283,683,043 1.15% to 2.30%     0.13%    13.06%        to   14.37%
2009  21,815,548  8.24 to   8.45\\(5)\\ 234,069,034 1.15% to 2.30%     4.32%    26.94%        to   27.58%\\(8)(6)\\
2008  22,559,089  6.52 to   6.66\\(5)\\ 192,729,911 1.15% to 2.05%     2.27%   -37.10%        to  -36.54%

Invesco Van Kampen V.I. Growth and Income Fund (Series II)
2012  37,352,836 10.34 to  10.99\\(5)\\ 507,496,457 1.15% to 2.30%     1.29%    11.74%        to   13.04%
2011  39,373,354  9.25 to   9.73\\(5)\\ 485,240,590 1.15% to 2.30%     1.04%    -4.48%        to   -3.38%\\(6)\\
2010  36,084,513  9.69 to  10.07\\(5)\\ 483,038,980 1.15% to 2.30%     0.10%     9.64%        to   10.91%
2009  34,206,154  8.83 to   9.08\\(5)\\ 425,361,561 1.15% to 2.30%     3.62%    22.69%        to   27.54%\\(8)(6)\\
2008  35,118,591  7.23 to   7.40\\(5)\\ 359,361,497 1.15% to 2.05%     1.80%   -33.59%        to  -32.98%

Diversified International Account (Class 1)
2012     272,576  6.54 to   6.80          1,850,877 1.40% to 1.80%     2.12%    16.32%        to   16.79%
2011     342,059  5.62 to   5.83          1,988,938 1.40% to 1.80%     0.18%   -12.76%        to  -12.41%
2010     377,301  6.44 to   6.65          2,504,439 1.40% to 1.80%     1.44%    11.16%        to   11.61%
2009     473,099  5.80 to   5.96          2,814,443 1.40% to 1.80%     4.80%    25.04%        to   25.54%
2008     466,175  4.64 to   4.75          2,209,666 1.40% to 1.80%     1.86%   -47.18%        to  -46.97%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


             At December 31                          For the Year Ended December 31
--------------------------------------------  --------------------------------------------
                Unit Fair Value                Expense Ratio   Investment     Total Return
                  Lowest to        Net Assets     Lowest         Income        Lowest to
Year    Units   Highest ($) /(4)/  ($)/(13)/  to Highest /(1)/ Ratio /(2)/   Highest /(3)/
----  --------- -----------------  ---------- ---------------  ----------  -----------------
Equity Income Account (Class 1)
2012  1,778,033 10.68  to   11.18  19,770,254 1.40% to 1.80%      2.95%     10.99% to   11.44%
2011  2,214,082  9.63  to   10.04  22,105,657 1.40% to 1.80%      0.49%      3.56% to    3.97%
2010  2,690,027  9.29  to    9.65  25,843,438 1.40% to 1.80%      3.18%     14.11% to   14.56%
2009  3,133,789  8.15  to    8.43  26,297,778 1.40% to 1.80%      5.84%     17.86% to   18.34%
2008  3,970,484  6.91  to    7.12  28,164,053 1.40% to 1.80%      2.62%    -35.12% to  -34.86%

Government & High Quality Bond Account (Class 1)
2012    522,217  8.20  to    8.58   4,426,281 1.40% to 1.80%      3.97%      2.05% to    2.46%
2011    554,000  8.04  to    8.37   4,588,705 1.40% to 1.80%      0.18%      4.33% to    4.75%
2010    636,769  7.70  to    7.99   5,042,990 1.40% to 1.80%      3.25%      3.96% to    4.37%
2009    821,902  7.41  to    7.66   6,250,179 1.40% to 1.80%      8.26%      4.57% to    4.99%
2008    980,933  7.08  to    7.29   7,105,252 1.40% to 1.80%      6.72%      2.81% to    3.22%

Income Account (Class 1)
2012    841,026  9.79  to   10.25   8,564,452 1.40% to 1.80%      4.16%      7.61% to    8.04%
2011    944,655  9.10  to    9.49   8,906,531 1.40% to 1.80%      0.40%      4.35% to    4.77%
2010  1,208,383  8.72  to    9.06  10,888,418 1.40% to 1.80%      6.33%      6.71% to    7.14%
2009  1,435,042  8.17  to    8.45  12,072,823 1.40% to 1.80%     10.22%     16.26% to   16.72%
2008  1,609,192  7.03  to    7.24  11,598,933 1.40% to 1.80%      7.79%     -5.20% to   -4.82%

LargeCap Blend Account II (Class 1)
2012    285,591  7.06  to    7.38   2,089,463 1.40% to 1.80%      1.34%     13.14% to   13.60%
2011    376,012  6.24  to    6.50   2,424,975 1.40% to 1.80%      0.03%     -1.90% to   -1.51%
2010    522,287  6.36  to    6.60   3,420,439 1.40% to 1.80%      2.44%     11.23% to   11.68%
2009    645,109  5.71  to    5.91   3,786,791 1.40% to 1.80%      1.85%     27.36% to   27.87%
2008    903,074  4.49  to    4.62   4,143,148 1.40% to 1.80%      1.45%    -37.54% to  -37.29%

LargeCap Growth Account (Class 1)
2012     71,443  7.50  to    7.86     557,629 1.40% to 1.80%      0.30%     14.76% to   15.22%
2011     83,870  6.54  to    6.82     568,467 1.40% to 1.80%      0.00%     -5.95% to   -5.56%
2010     93,051  6.95  to    7.22     667,630 1.40% to 1.80%      0.06%     16.26% to   16.73%
2009    121,352  5.98  to    6.19     745,861 1.40% to 1.80%      0.76%     24.75% to   25.25%
2008    147,848  4.79  to    4.94     724,967 1.40% to 1.80%      0.54%    -44.18% to  -43.95%

MidCap Blend Account (Class 1)
2012    187,668 12.75  to   13.34   2,476,537 1.40% to 1.80%      0.83%     17.31% to   17.78%
2011    263,324 10.87  to   11.33   2,954,840 1.40% to 1.80%      0.00%      6.36% to    6.78%
2010    295,113 10.22  to   10.61   3,108,269 1.40% to 1.80%      2.44%     21.89% to   22.38%
2009    412,151  8.38  to    8.67   3,551,253 1.40% to 1.80%      2.02%     26.37% to   26.87%
2008    476,725  6.63  to    6.83   3,240,323 1.40% to 1.80%      1.74%    -30.83% to  -30.55%

Money Market Account (Class 1)
2012    298,282  5.62  to    5.91   1,751,573 1.40% to 1.80%      0.00%     -1.79% to   -1.39%
2011    423,329  5.72  to    5.99   2,522,662 1.40% to 1.80%      0.00%     -1.78% to   -1.39%
2010    658,291  5.83  to    6.07   3,984,221 1.40% to 1.80%      0.00%     -1.78% to   -1.39%
2009  1,015,368  5.93  to    6.16   6,239,662 1.40% to 1.80%      0.30%     -1.56% to   -1.17%
2008  2,218,282  6.03  to    6.23  13,782,583 1.40% to 1.80%      2.27%      0.75% to    1.15%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31                               For the Year Ended December 31
-------------------------------------------------  --------------------------------------------
                    Unit Fair Value                 Expense Ratio   Investment        Total Return
                       Lowest to        Net Assets     Lowest         Income            Lowest to
Year    Units      Highest ($) /(4)/    ($)/(13)/  to Highest /(1)/ Ratio /(2)/       Highest /(3)/
----  ---------- --------------         ---------- ---------------  ----------  -----------------
Principal Capital Appreciation Account (Class 1)
2012     826,168 13.70 to  14.34        11,780,972 1.40% to 1.80%      1.11%     11.79% to   12.24%
2011     972,571 12.25 to  12.78        12,362,447 1.40% to 1.80%      0.00%     -1.66% to   -1.26%
2010   1,217,700 12.46 to  12.94        15,685,617 1.40% to 1.80%      1.53%     13.34% to   13.79%
2009   1,471,453 10.99 to  11.37        16,662,286 1.40% to 1.80%      1.65%     27.50% to   28.01%
2008   1,811,699  8.62 to   8.88        16,032,434 1.40% to 1.80%      1.17%    -34.56% to  -34.29%

Real Estate Securities Account (Class 1)
2012      45,838 21.36 to  22.32         1,020,152 1.40% to 1.80%      1.43%     15.54% to   15.75%\\(6)\\
2011      44,982 18.46 to  19.32           866,498 1.40% to 1.80%      0.00%      6.60% to    7.42%
2010      47,843 17.31 to  17.99           857,796 1.40% to 1.80%      3.08%     22.98% to   23.96%
2009      49,991 14.08 to  14.51           723,401 1.40% to 1.80%      4.28%     26.12% to   27.13%
2008      57,651 11.16 to  11.41\\(5)\\    655,991 1.40% to 1.80%      2.39%    -34.05% to  -33.79%

SAM Balanced Portfolio (Class 1)
2012   4,199,632 11.48 to  12.02        49,900,127 1.40% to 1.80%      0.66%     10.74% to   11.18%
2011   5,636,060 10.36 to  10.81        60,313,522 1.40% to 1.80%      2.87%     -0.82% to   -0.42%
2010   7,630,083 10.45 to  10.85        82,068,848 1.40% to 1.80%      3.70%     11.58% to   12.03%
2009   9,604,945  9.36 to   9.69        92,355,490 1.40% to 1.80%      4.12%     21.63% to   22.12%
2008  12,410,964  7.70 to   7.93        97,804,678 1.40% to 1.80%      4.36%    -27.50% to  -27.21%

SAM Conservative Balanced Portfolio (Class 1)
2012     748,071  8.58 to   8.97         6,652,704 1.40% to 1.80%      0.81%      9.20% to    9.64%
2011   1,034,653  7.85 to   8.18         8,404,475 1.40% to 1.80%      3.04%      0.47% to    0.87%
2010   1,005,078  7.82 to   8.11         8,102,931 1.40% to 1.80%      4.35%      9.84% to   10.28%
2009   1,287,172  7.12 to   7.36         9,421,124 1.40% to 1.80%      3.28%     18.99% to   19.47%
2008   1,551,759  5.98 to   6.16         9,509,564 1.40% to 1.80%      4.06%    -20.65% to  -20.34%

SAM Conservative Growth Portfolio (Class 1)
2012   1,884,867 11.47 to  12.00        22,262,452 1.40% to 1.80%      0.43%     12.14% to   12.59%
2011   2,274,776 10.23 to  10.66        23,919,200 1.40% to 1.80%      2.07%     -2.23% to   -1.84%
2010   2,827,562 10.46 to  10.86        30,342,312 1.40% to 1.80%      3.39%     13.16% to   13.61%
2009   3,734,141  9.25 to   9.56        35,334,269 1.40% to 1.80%      5.18%     23.46% to   23.95%
2008   4,717,995  7.49 to   7.71        36,058,775 1.40% to 1.80%      4.15%    -34.31% to  -34.04%

SAM Flexible Income Portfolio (Class 1)
2012     972,225 10.09 to  10.57        10,178,465 1.40% to 1.80%      1.10%      8.66% to    9.09%
2011   1,153,093  9.29 to   9.69        11,079,025 1.40% to 1.80%      3.89%      1.54% to    1.95%
2010   1,411,163  9.15 to   9.51        13,335,320 1.40% to 1.80%      5.24%      8.54% to    8.97%
2009   1,945,377  8.43 to   8.72        16,873,589 1.40% to 1.80%      4.94%     17.82% to   18.29%
2008   2,823,988  7.15 to   7.37        20,706,070 1.40% to 1.80%      7.04%    -15.30% to  -14.96%

SAM Strategic Growth Portfolio (Class 1)
2012     472,085 12.10 to  12.64         5,899,514 1.40% to 1.80%      0.22%     13.46% to   13.91%
2011     790,817 10.66 to  11.10         8,690,182 1.40% to 1.80%      1.57%     -3.65% to   -3.26%
2010   1,020,734 11.07 to  11.47        11,620,735 1.40% to 1.80%      2.49%     14.32% to   14.78%
2009   1,290,665  9.68 to  10.00        12,809,684 1.40% to 1.80%      3.79%     25.18% to   25.68%
2008   1,476,341  7.73 to   7.95        11,665,110 1.40% to 1.80%      3.97%    -38.54% to  -38.29%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                At December 31                                For the Year Ended December 31
------------------------------------------------  --------------------------------------------
                   Unit Fair Value                 Expense Ratio   Investment          Total Return
                      Lowest to        Net Assets     Lowest         Income             Lowest to
Year    Units     Highest ($) /(4)/    ($)/(13)/  to Highest /(1)/ Ratio /(2)/        Highest /(3)/
----  --------- --------------         ---------- ---------------  ----------  -----------------
Short-Term Income Account (Class 1)
2012    278,678  7.45 to   7.81         2,129,166 1.40% to 1.80%      2.05%      3.13% to    3.54%
2011    370,913  7.23 to   7.54         2,747,274 1.40% to 1.80%      0.15%     -0.44% to   -0.04%
2010    399,144  7.26 to   7.55         2,966,046 1.40% to 1.80%      1.97%      2.34% to    2.75%
2009    457,427  7.09 to   7.34         3,316,828 1.40% to 1.80%      7.18%      7.98% to    8.41%
2008    438,301  6.57 to   6.77         2,935,709 1.40% to 1.80%      3.16%     -2.34% to   -1.95%

SmallCap Growth Account II (Class 1)
2012     68,377  6.96 to   7.28           488,161 1.40% to 1.80%      0.00%     14.21% to   14.67%
2011     93,742  6.10 to   6.35           586,911 1.40% to 1.80%      0.00%     -6.09% to   -5.72%
2010    102,863  6.49 to   6.73           684,577 1.40% to 1.80%      0.00%     24.67% to   25.17%
2009    124,856  5.21 to   5.38           664,807 1.40% to 1.80%      0.00%     29.39% to   29.91%
2008    144,293  4.02 to   4.14           593,049 1.40% to 1.80%      0.00%    -42.20% to  -41.97%

SmallCap Value Account I (Class 1)
2012     20,498 10.36 to  10.80           220,386 1.40% to 1.80%      0.78%     19.55% to   20.03%
2011     20,677  8.66 to   9.00           185,291 1.40% to 1.80%      0.04%     -5.38% to   -5.00%
2010     21,247  9.16 to   9.48           200,565 1.40% to 1.80%      0.74%     23.81% to   24.31%
2009     30,483  7.40 to   7.62           231,797 1.40% to 1.80%      2.34%     14.37% to   14.59%
2008     31,852  6.47 to   6.65           211,294 1.40% to 1.80%      0.98%    -32.81% to  -32.77%\\(6)\\

Diversified International Account (Class 2)
2012     72,701  6.26 to   6.52           470,464 1.55% to 1.95%      1.48%     15.72% to   16.19%
2011    169,230  5.41 to   5.61           945,852 1.55% to 1.95%      0.15%    -13.12% to  -12.72%
2010    190,975  6.23 to   6.43         1,222,479 1.55% to 1.95%      1.24%     10.66% to   11.17%
2009    218,632  5.63 to   5.78         1,259,606 1.55% to 1.95%      4.02%     24.12% to   24.89%
2008    295,919  4.53 to   4.63         1,368,024 1.55% to 1.95%      1.70%    -47.42% to  -47.20%

Equity Income Account (Class 2)
2012    919,575  9.69 to  10.29\\(5)\\  9,664,865 1.52% to 2.17%      2.72%      9.32% to   11.01%
2011  1,315,624  8.86 to   9.27\\(5)\\ 12,494,341 1.52% to 2.17%      0.49%      2.43% to    3.59%
2010  1,715,096  8.65 to   8.95\\(5)\\ 15,738,890 1.52% to 2.17%      2.85%     13.04% to   14.13%
2009  2,212,593  7.65 to   7.84\\(5)\\ 17,826,430 1.52% to 2.17%      5.08%     17.95% to   24.36%\\(8)(6)\\
2008  3,312,824  6.51 to   6.65\\(5)\\ 22,674,096 1.52% to 2.02%      2.39%    -34.84% to  -35.11%\\(6)\\

Government & High Quality Bond Account (Class 2)
2012    136,250  7.83 to   8.17         1,106,170 1.55% to 1.95%      3.76%      1.69% to    2.10%
2011    150,782  7.70 to   8.00         1,196,996 1.55% to 1.95%      0.16%      3.86% to    4.27%
2010    188,607  7.41 to   7.67         1,437,348 1.55% to 1.95%      3.01%      3.61% to    4.02%
2009    227,017  7.15 to   7.37         1,664,973 1.55% to 1.95%      6.97%      4.16% to    4.58%
2008    293,961  6.87 to   7.05         2,066,764 1.55% to 1.95%      6.42%      2.40% to    2.81%

Income Account (Class 2)
2012    354,251  9.42 to   9.85         3,480,524 1.55% to 1.95%      3.91%      7.17% to    7.60%
2011    428,684  8.79 to   9.15         3,914,109 1.55% to 1.95%      0.39%      4.02% to    4.42%
2010    533,544  8.45 to   8.76         4,663,359 1.55% to 1.95%      5.88%      6.17% to    6.60%
2009    707,569  7.96 to   8.22         5,804,410 1.55% to 1.95%      9.29%     15.89% to   16.35%
2008  1,058,743  6.87 to   7.07         7,458,920 1.55% to 1.95%      7.50%     -5.61% to   -5.23%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


             At December 31                                 For the Year Ended December 31
--------------------------------------------  ---------------------------------------------------
                Unit Fair Value                Expense Ratio   Investment            Total Return
                  Lowest to        Net Assets     Lowest         Income               Lowest to
Year    Units   Highest ($) /(4)/  ($)/(13)/  to Highest /(1)/ Ratio /(2)/          Highest /(3)/
----  --------- -----------------  ---------- ---------------  ----------  ------------------------
LargeCap Blend Account II (Class 2)
2012     77,461  6.72  to    7.03     542,704 1.55% to 1.95%      1.02%     12.62%        to   13.07%
2011     80,396  5.96  to    6.22     498,119 1.55% to 1.95%      0.02%     -2.34%        to   -1.95%
2010     92,182  6.11  to    6.34     582,511 1.55% to 1.95%      2.00%     10.78%        to   11.23%
2009    100,674  5.51  to    5.70     572,095 1.55% to 1.95%      1.27%     26.79%        to   27.30%
2008    152,486  4.35  to    4.48     680,571 1.55% to 1.95%      1.27%    -37.73%        to  -37.48%

LargeCap Growth Account (Class 2)
2012     50,702  7.21  to    7.53     380,060 1.55% to 1.95%      0.00%     14.31%        to   14.77%
2011     55,249  6.30  to    6.56     360,719 1.55% to 1.95%      0.00%     -6.31%        to   -5.97%
2010     60,886  6.73  to    6.98     422,658 1.55% to 1.95%      0.00%     15.82%        to   16.23%
2009     64,764  5.81  to    6.00     387,148 1.55% to 1.95%      0.35%     24.42%        to   24.85%
2008     76,287  4.67  to    4.81     365,890 1.55% to 1.95%      0.24%    -44.39%        to  -44.17%

MidCap Blend Account (Class 2)
2012     47,213 12.16  to   12.72     597,045 1.55% to 1.95%      0.65%     16.86%        to   17.33%
2011     66,063 10.41  to   10.84     712,401 1.55% to 1.95%      0.00%      5.91%        to    6.34%
2010     80,624  9.83  to   10.19     817,910 1.55% to 1.95%      2.22%     21.44%        to   21.93%
2009     97,970  8.09  to    8.36     815,986 1.55% to 1.95%      1.54%     25.87%        to   26.37%
2008    120,400  6.43  to    6.62     794,108 1.55% to 1.95%      1.49%    -31.09%        to  -30.82%

Money Market Account (Class 2)
2012    203,490  5.46  to    5.71   1,147,361 1.55% to 1.95%      0.00%     -1.94%        to   -1.54%
2011    280,795  5.57  to    5.80   1,616,806 1.55% to 1.95%      0.00%     -1.93%        to   -1.54%
2010    384,351  5.68  to    5.89   2,251,961 1.55% to 1.95%      0.00%     -1.93%        to   -1.54%
2009    677,053  5.79  to    5.98   4,033,163 1.55% to 1.95%      0.28%     -1.75%        to   -1.36%
2008  2,367,912  5.89  to    6.06  14,299,967 1.55% to 1.95%      2.07%      0.35%        to    0.75%

Principal Capital Appreciation Account (Class 2)
2012    126,080 13.05  to   13.65   1,711,113 1.55% to 1.95%      0.79%     11.38%        to   11.82%
2011    187,210 11.72  to   12.20   2,272,474 1.55% to 1.95%      0.00%     -2.08%        to   -1.69%
2010    287,058 11.97  to   12.41   3,548,871 1.55% to 1.95%      1.28%     12.89%        to   13.34%
2009    376,687 10.60  to   10.95   4,111,445 1.55% to 1.95%      0.97%     27.04%        to   27.55%
2008    529,300  8.34  to    8.59   4,534,019 1.55% to 1.95%      0.89%    -34.84%        to  -34.58%

Real Estate Securities Account (Class 2)
2012     10,775 20.87  to   21.84     234,261 1.55% to 1.95%      1.00%     15.06%        to   15.13%\\(6)\\
2011     13,900 18.13  to   18.98     262,236 1.55% to 1.95%      0.00%      7.05%        to    7.19%\\(6)\\
2010     24,526 16.91  to   17.73     430,757 1.55% to 1.95%      2.77%     23.37%        to   24.02%\\(6)\\
2009     32,241 13.64  to   14.37     460,675 1.55% to 1.95%      3.48%     26.47%        to   26.72%
2008     48,396 10.78  to   11.34     546,928 1.55% to 1.95%      2.24%    -34.32%        to  -34.04%

SAM Balanced Portfolio (Class 2)
2012  3,524,659 10.50  to   11.55  40,400,277 1.52% to 2.17%      0.42%      8.90%        to   10.77%
2011  4,211,032  9.64  to   10.43  43,608,829 1.52% to 2.17%      2.53%     -1.99%        to   -0.79%
2010  5,280,382  9.84  to   10.51  55,154,015 1.52% to 2.17%      3.50%     10.43%        to   11.63%
2009  6,366,836  8.91  to    9.41  59,616,382 1.52% to 2.17%      3.91%     20.36%\\(8)\\ to   21.76%
2008  8,976,782  7.37  to    7.73  69,095,751 1.52% to 2.02%      4.13%    -28.24%        to  -27.53%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                At December 31                                    For the Year Ended December 31
------------------------------------------------  ---------------------------------------------------
                   Unit Fair Value                 Expense Ratio   Investment             Total Return
                      Lowest to        Net Assets     Lowest         Income                 Lowest to
Year    Units     Highest ($) /(4)/    ($)/(13)/  to Highest /(1)/ Ratio /(2)/            Highest /(3)/
----  --------- --------------         ---------- ---------------  ----------  ------------------------
SAM Conservative Balanced Portfolio (Class 2)
2012    703,758 11.18 to  12.03\\(5)\\  6,117,469 1.52% to 2.17%      0.56%      8.07%        to    9.24%\\(6)\\
2011    809,698 10.34 to  11.01\\(5)\\  6,506,641 1.52% to 2.17%      2.93%     -0.68%        to    0.43%\\(6)\\
2010    890,115 10.41 to  10.96\\(5)\\  7,155,837 1.52% to 2.17%      4.05%      8.60%        to   10.05%\\(6)\\
2009  1,127,485  9.59 to   9.96\\(5)\\  8,207,867 1.52% to 2.17%      2.97%     15.80%\\(8)\\ to   18.90%\\(6)\\
2008  1,589,201  8.13 to   8.38\\(5)\\  9,761,789 1.52% to 2.02%      3.85%    -21.45%        to  -20.63%

SAM Conservative Growth Portfolio (Class 2)
2012  1,903,380 10.51 to  11.48        21,654,425 1.52% to 2.17%      0.20%     10.22%        to   12.09%
2011  2,355,367  9.54 to  10.24        23,931,168 1.52% to 2.17%      1.86%     -3.34%        to   -2.13%
2010  2,838,301  9.87 to  10.46        29,480,485 1.52% to 2.17%      3.19%     12.04%        to   13.19%
2009  3,492,282  8.81 to   9.24        32,078,347 1.52% to 2.17%      5.02%     23.46%        to   23.99%\\(8)(6)\\
2008  4,286,571  7.17 to   7.49        31,929,924 1.52% to 2.02%      3.87%    -34.70%        to  -34.30%

SAM Flexible Income Portfolio (Class 2)
2012    908,101 11.50 to  12.50\\(5)\\  9,188,735 1.52% to 2.17%      0.87%      7.19%        to    8.67%
2011  1,029,599 10.73 to  11.50\\(5)\\  9,590,282 1.52% to 2.17%      3.67%      0.35%        to    1.58%
2010  1,156,232 10.69 to  11.32\\(5)\\ 10,602,634 1.52% to 2.17%      5.07%      7.37%        to    8.60%
2009  1,647,151  9.96 to  10.42\\(5)\\ 13,907,215 1.52% to 2.17%      4.41%     13.13%\\(8)\\ to   17.81%
2008  2,695,421  8.55 to   8.85\\(5)\\ 19,300,818 1.52% to 2.02%      6.99%    -16.15%        to  -15.32%\\(6)\\

SAM Strategic Growth Portfolio (Class 2)
2012    799,276 11.04 to  12.15         9,600,136 1.52% to 2.17%      0.00%     11.33%        to   13.49%\\(6)\\
2011  1,049,258  9.92 to  10.71        11,107,748 1.52% to 2.17%      1.38%     -4.66%        to   -3.60%
2010  1,397,038 10.40 to  11.11        15,343,930 1.52% to 2.17%      2.32%     13.29%        to   14.43%
2009  1,614,716  9.18 to   9.71        15,515,066 1.52% to 2.17%      3.60%     25.13%        to   26.37%\\(8)(6)\\
2008  1,962,628  7.39 to   7.76        15,090,465 1.52% to 2.02%      3.68%    -38.84%        to  -38.50%

Short-Term Income Account (Class 2)
2012    163,910  7.17 to   7.49         1,220,917 1.55% to 1.95%      1.73%      2.65%        to    3.06%
2011    202,891  6.99 to   7.27         1,468,387 1.55% to 1.95%      0.15%     -1.00%        to   -0.60%
2010    254,355  7.06 to   7.31         1,851,701 1.55% to 1.95%      1.91%      2.35%        to    2.77%
2009    244,737  6.89 to   7.11         1,734,111 1.55% to 1.95%      6.53%      7.69%        to    8.12%
2008    245,835  6.40 to   6.58         1,610,919 1.55% to 1.95%      2.85%     -3.14%        to   -2.75%

SmallCap Growth Account II (Class 2)
2012     32,275  6.67 to   6.95           223,293 1.55% to 1.95%      0.00%     13.88%        to   14.34%
2011     37,685  5.86 to   6.08           228,026 1.55% to 1.95%      0.00%     -6.53%        to   -6.17%
2010     52,037  6.27 to   6.48           335,263 1.55% to 1.95%      0.00%     24.23%        to   24.74%
2009     50,781  5.04 to   5.19           262,664 1.55% to 1.95%      0.00%     28.73%        to   29.26%
2008     77,093  3.92 to   4.02           308,928 1.55% to 1.95%      0.00%    -42.39%        to  -42.16%

SmallCap Value Account I (Class 2)
2012      8,050  9.88 to  10.54            84,528 1.55% to 1.95%      0.63%     17.47%        to   19.53%
2011     10,334  8.41 to   8.82            90,807 1.55% to 1.95%      0.04%     -6.40%        to   -5.37%
2010     18,235  8.99 to   9.32           168,872 1.55% to 1.95%      0.83%     22.51%        to   23.88%
2009     13,920  7.33 to   7.52           104,411 1.55% to 1.95%      1.93%     12.90%        to   14.10%
2008     15,299  6.50 to   6.59           100,645 1.55% to 1.95%      0.78%    -32.74%        to  -32.94%\\(6)\\

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                At December 31                                    For the Year Ended December 31
------------------------------------------------  ---------------------------------------------------
                   Unit Fair Value                 Expense Ratio   Investment             Total Return
                      Lowest to        Net Assets     Lowest         Income                 Lowest to
Year    Units     Highest ($) /(4)/    ($)/(13)/  to Highest /(1)/ Ratio /(2)/            Highest /(3)/
----  --------- --------------         ---------- ---------------  ----------  ------------------------
Columbia Variable Portfolio-Asset Allocation Fund (Class 1)
2012     54,826 12.05 to  12.76           698,941 1.52% to 2.02%      2.32%     10.23%        to   11.32%
2011     85,693 10.93 to  11.46           981,636 1.52% to 2.02%      2.52%     -3.18%        to   -2.34%
2010     61,271 11.29 to  11.74           717,063 1.52% to 2.02%      2.57%     10.52%        to   11.72%
2009     81,637 10.21 to  10.50           855,920 1.52% to 2.02%      4.22%     18.66%\\(8)\\ to   22.13%
2008     98,468  8.45 to   8.60           845,416 1.52% to 1.77%      3.36%    -29.59%        to  -29.40%

Columbia Variable Portfolio-Small Company Growth Fund (Class 1)
2012     91,523 12.01 to  12.61         1,150,648 1.52% to 2.02%      0.00%      9.71%        to   10.31%
2011    117,875 10.95 to  11.43         1,344,410 1.52% to 2.02%      0.00%     -7.45%        to   -6.97%
2010    159,274 11.83 to  12.29         1,951,181 1.52% to 2.02%      0.00%     25.18%        to   26.44%
2009    221,739  9.45 to   9.72         2,147,620 1.52% to 2.02%      0.00%     23.76%        to   28.14%\\(8)(6)\\
2008    273,607  7.70 to   7.85         2,142,258 1.52% to 1.77%      0.00%    -41.86%        to  -41.72%

Columbia Variable Portfolio-High Income Fund (Class 1)
2012    953,291 20.86 to  22.07        20,751,956 1.52% to 2.17%      6.58%     12.58%        to   13.32%
2011  1,149,751 18.53 to  19.47        22,135,020 1.52% to 2.17%      7.51%      4.28%        to    4.96%
2010  1,415,148 17.77 to  18.55        25,984,432 1.52% to 2.17%      7.78%      9.54%        to   10.27%
2009  1,372,893 16.22 to  16.82\\(5)\\ 22,869,890 1.52% to 2.17%     10.42%     21.56%\\(8)\\ to   41.98%
2008  1,370,354 11.54 to  11.85\\(5)\\ 16,096,884 1.52% to 2.02%     10.46%    -26.27%        to  -25.91%

Columbia Variable Portfolio-Marsico Focused Equities Fund (Class 1)
2012  2,462,182 11.41 to  12.14        29,503,319 1.52% to 2.17%      0.37%      9.63%        to   10.34%
2011  2,932,795 10.41 to  11.00        31,888,262 1.52% to 2.17%      0.42%     -4.84%        to   -4.08%
2010  3,687,487 10.94 to  11.47        41,882,170 1.52% to 2.17%      0.45%     15.84%        to   16.93%
2009  4,675,588  9.44 to   9.81        45,470,864 1.52% to 2.17%      0.66%     24.94%\\(8)\\ to   26.73%
2008  5,561,387  7.52 to   7.74        42,729,644 1.52% to 2.02%      0.10%    -42.47%        to  -42.19%

Columbia Variable Portfolio-Marsico Growth Fund (Class 1)
2012    190,965 10.80 to  11.57         2,200,594 1.52% to 2.02%      0.66%      8.03%        to   10.54%
2011    248,363 10.00 to  10.47         2,590,925 1.52% to 2.02%      0.28%     -5.00%        to   -4.11%
2010    323,404 10.53 to  10.91         3,520,564 1.52% to 2.02%      0.12%     18.71%        to   19.71%
2009    441,440  8.87 to   9.12         4,016,044 1.52% to 2.02%      0.76%     24.10%\\(8)\\ to   24.75%
2008    541,437  7.17 to   7.31         3,949,604 1.52% to 1.77%      0.32%    -40.51%        to  -40.36%

Columbia Variable Portfolio-Marsico 21st Century Fund (Class 1)
2012     75,938 13.82 to  14.54         1,099,367 1.52% to 2.02%      0.00%      8.99%        to    9.70%
2011     96,971 12.68 to  13.25         1,280,717 1.52% to 2.02%      0.00%    -14.02%        to  -13.26%
2010    107,059 14.75 to  15.28         1,631,456 1.52% to 2.02%      0.00%     14.52%        to   15.64%
2009    131,028 12.88 to  13.21         1,724,985 1.52% to 2.02%      0.12%     25.15%        to   31.66%\\(8)(6)\\
2008    138,259 10.36 to  10.56         1,456,190 1.52% to 1.77%      0.00%    -44.56%        to  -44.42%

Columbia Variable Portfolio-Mid Cap Growth Fund (Class 1)
2012     43,776 10.69 to  11.88           509,730 1.52% to 2.02%      0.00%      9.80%        to   10.08%\\(6)\\
2011     69,236  9.71 to  10.82           736,612 1.52% to 2.02%      0.00%     -6.92%        to   -6.50%
2010    121,959 10.43 to  11.58         1,383,881 1.52% to 2.02%      0.07%     27.15%        to   28.11%
2009    161,899  8.20 to   9.04         1,429,293 1.52% to 2.02%      0.00%     35.71%\\(8)\\ to   41.67%
2008    179,757  5.83 to   6.38         1,123,982 1.52% to 1.77%      0.00%    -45.26%        to  -45.13%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


              At December 31                                    For the Year Ended December 31
----------------------------------------------  ---------------------------------------------------
                 Unit Fair Value                 Expense Ratio   Investment             Total Return
                   Lowest to        Net Assets      Lowest         Income                 Lowest to
Year    Units    Highest ($) /(4)/  ($)/(13)/   to Highest /(1)/ Ratio /(2)/            Highest /(3)/
----  ---------- -----------------  ----------- ---------------  ----------  ------------------------
Columbia Variable Portfolio-Marsico International Opportunities Fund (Class 2)
2012     142,991 16.09  to   16.97    2,422,378 1.52% to 2.02%      0.90%     14.26%        to   15.84%
2011     198,806 14.08  to   14.65    2,907,894 1.52% to 2.02%      0.78%    -18.15%        to  -17.45%
2010     248,600 17.21  to   17.75    4,403,401 1.52% to 2.02%      0.69%     11.11%        to   12.01%
2009     296,817 15.49  to   15.85    4,694,413 1.52% to 2.02%      1.88%     25.60%\\(8)\\ to   35.87%
2008     380,058 11.47  to   11.66    4,425,940 1.52% to 1.77%      1.26%    -49.39%        to  -49.27%

Columbia Variable Portfolio-Dividend Opportunity Fund (Class 1)
2012     213,530 11.06  to   11.74    2,498,171 1.52% to 2.02%      0.00%     11.09%        to   12.38%
2011     272,913  9.95  to   10.45    2,842,827 1.52% to 2.02%      2.07%     -9.35%        to   -8.57%
2010     364,851 10.98  to   11.43    4,153,700 1.52% to 2.02%      1.60%     12.08%        to   13.26%
2009     433,315  9.80  to   10.09    4,359,704 1.52% to 2.02%      3.00%     22.12%        to   22.42%\\(8)(6)\\
2008     521,919  8.10  to    8.26    4,302,907 1.52% to 1.77%      2.45%    -38.18%        to  -38.02%

Asset Allocation Fund (Class 2)
2012   3,871,926 17.66  to   18.11   70,041,345 1.52% to 1.77%      1.84%     14.15%        to   14.43%
2011   4,592,849 15.47  to   15.83   72,609,243 1.52% to 1.77%      1.78%     -0.48%        to   -0.23%
2010   5,407,120 15.54  to   15.87   85,697,533 1.52% to 1.77%      1.93%     10.53%        to   10.81%
2009   6,290,551 14.06  to   14.32   89,982,813 1.52% to 1.77%      2.33%     21.81%        to   22.12%
2008   7,239,553 11.54  to   11.72   84,806,694 1.52% to 1.77%      2.38%    -30.75%        to  -30.57%

Global Growth Fund (Class 2)
2012   9,876,200 23.80  to   24.93  245,057,800 1.52% to 1.97%      0.85%     20.17%        to   20.71%
2011  12,096,803 19.80  to   20.65  248,764,306 1.52% to 1.97%      1.22%    -10.66%        to  -10.26%
2010  14,920,017 22.17  to   23.01  342,056,864 1.52% to 1.97%      1.44%      9.57%        to   10.06%
2009  17,654,633 20.23  to   20.91  367,855,392 1.52% to 1.97%      1.41%     39.53%        to   40.16%
2008  20,560,268 14.50  to   14.92  305,800,211 1.52% to 1.97%      1.68%    -39.59%        to  -39.32%

Growth Fund (Class 2)
2012  15,234,989 20.69  to   21.66  328,241,194 1.52% to 1.97%      0.76%     15.59%        to   16.11%
2011  18,577,732 17.90  to   18.66  344,935,437 1.52% to 1.97%      0.58%     -6.14%        to   -5.72%
2010  23,161,429 19.07  to   19.79  456,326,337 1.52% to 1.97%      0.70%     16.37%        to   16.89%
2009  27,875,080 16.39  to   16.93  470,030,372 1.52% to 1.97%      0.65%     36.70%        to   37.31%
2008  32,104,323 11.99  to   12.33  394,455,264 1.52% to 1.97%      0.75%    -45.06%        to  -44.82%

Growth-Income Fund (Class 2)
2012  18,139,027 17.51  to   18.35  331,179,768 1.52% to 1.97%      1.55%     15.19%        to   15.71%
2011  21,845,814 15.20  to   15.86  344,899,767 1.52% to 1.97%      1.46%     -3.75%        to   -3.31%
2010  26,741,866 15.79  to   16.40  436,801,880 1.52% to 1.97%      1.44%      9.25%        to    9.75%
2009  31,212,080 14.46  to   14.94  464,726,621 1.52% to 1.97%      1.58%     28.68%        to   29.26%
2008  35,657,770 11.23  to   11.56  410,931,178 1.52% to 1.97%      1.64%    -39.06%        to  -38.79%

Asset Allocation Fund (Class 3)
2012     694,087 53.58  to   54.40   37,731,455 1.30% to 1.40%      1.93%     14.65%        to   14.77%
2011     785,780 46.73  to   47.40   37,221,998 1.30% to 1.40%      1.81%     -0.05%        to    0.05%
2010     922,960 46.75  to   47.37   43,700,036 1.30% to 1.40%      1.99%     11.05%        to   11.16%
2009   1,017,052 42.10  to   42.62   43,321,176 1.30% to 1.40%      2.32%     22.23%        to   22.35%
2008   1,178,662 34.44  to   34.83   41,036,878 1.30% to 1.40%      2.43%    -30.37%        to  -30.30%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                  At December 31                                  For the Year Ended December 31
----------------------------------------------------  --------------------------------------------
                     Unit Fair Value                   Expense Ratio   Investment          Total Return
                        Lowest to         Net Assets      Lowest         Income             Lowest to
Year    Units       Highest ($) /(4)/     ($)/(13)/   to Highest /(1)/ Ratio /(2)/        Highest /(3)/
----  ---------- ----------------         ----------- ---------------  ----------  -----------------
Cash Management Fund (Class 3)
2012     490,800  20.90 to   21.22         10,413,855 1.30% to 1.40%      0.00%     -1.74% to   -1.64%
2011     551,224  21.27 to   21.58         11,890,437 1.30% to 1.40%      0.00%     -1.74% to   -1.64%
2010     612,158  21.65 to   21.94         13,423,722 1.30% to 1.40%      0.00%     -1.74% to   -1.64%
2009     785,727  22.03 to   22.30         17,519,838 1.30% to 1.40%      0.21%     -1.70% to   -1.60%
2008   1,113,284  22.42 to   22.67         25,225,866 1.30% to 1.40%      1.67%      0.57% to    0.67%

Growth Fund (Class 3)
2012     950,747 195.88 to  198.88        188,985,493 1.30% to 1.40%      0.85%     16.33% to   16.44%
2011   1,105,433 168.39 to  170.79        188,708,917 1.30% to 1.40%      0.65%     -5.54% to   -5.44%
2010   1,282,399 178.27 to  180.63        231,541,625 1.30% to 1.40%      0.76%     17.11% to   17.23%
2009   1,494,840 152.22 to  154.09        230,247,705 1.30% to 1.40%      0.69%     37.58% to   37.72%
2008   1,767,217 110.64 to  111.89        197,665,581 1.30% to 1.40%      0.81%    -44.71% to  -44.66%

Growth-Income Fund (Class 3)
2012   1,238,142 133.93 to  135.98        168,248,736 1.30% to 1.40%      1.60%     15.95% to   16.07%
2011   1,470,881 115.51 to  117.16        172,210,686 1.30% to 1.40%      1.52%     -3.14% to   -3.04%
2010   1,727,264 119.25 to  120.84        208,592,720 1.30% to 1.40%      1.47%      9.95% to   10.06%
2009   2,051,954 108.46 to  109.79        225,163,090 1.30% to 1.40%      1.61%     29.48% to   29.61%
2008   2,421,334  83.76 to   84.70        205,009,214 1.30% to 1.40%      1.68%    -38.65% to  -38.59%

High-Income Bond Fund (Class 3)
2012     233,472  89.47 to   90.84         21,202,693 1.30% to 1.40%      6.89%     12.09% to   12.20%
2011     253,203  79.82 to   80.96         20,491,234 1.30% to 1.40%      7.32%      0.56% to    0.66%
2010     287,610  79.38 to   80.43         23,121,444 1.30% to 1.40%      7.29%     13.54% to   13.66%
2009     334,808  69.91 to   70.76         23,685,327 1.30% to 1.40%      7.13%     37.21% to   37.34%
2008     352,080  50.95 to   51.52         18,134,272 1.30% to 1.40%      6.99%    -24.82% to  -24.75%

International Fund (Class 3)
2012     869,072  49.54 to   50.30         43,694,055 1.30% to 1.40%      1.48%     16.33% to   16.45%
2011   1,006,795  42.59 to   43.20         43,473,502 1.30% to 1.40%      1.67%    -15.05% to  -14.97%
2010   1,195,394  50.14 to   50.80         60,705,085 1.30% to 1.40%      2.04%      5.77% to    5.87%
2009   1,417,411  47.40 to   47.98         67,987,799 1.30% to 1.40%      1.55%     41.26% to   41.40%
2008   1,671,356  33.56 to   33.94         56,701,012 1.30% to 1.40%      1.82%    -42.91% to  -42.85%

U.S. Government/AAA-Rated Securities Fund (Class 3)
2012     488,933  39.95 to   40.56         19,814,636 1.30% to 1.40%      1.02%      0.60% to    0.70%
2011     591,640  39.71 to   40.28         23,809,754 1.30% to 1.40%      1.81%      6.06% to    6.17%
2010     687,580  37.44 to   37.94         26,067,499 1.30% to 1.40%      1.72%      4.35% to    4.45%
2009     753,235  35.88 to   36.32         27,342,808 1.30% to 1.40%      2.38%      1.15% to    1.25%
2008     920,427  35.47 to   35.87         33,001,741 1.30% to 1.40%      2.85%      6.16% to    6.27%

Growth and Income Portfolio (Class VC)
2012  22,003,083   8.97 to    9.58\\(5)\\ 246,903,048 1.15% to 2.30%      0.95%      9.53% to   10.80%
2011  23,295,497   8.19 to    8.65\\(5)\\ 240,195,562 1.15% to 2.30%      0.75%     -8.22% to   -7.15%\\(6)\\
2010  21,726,327   8.92 to    9.31\\(5)\\ 249,602,582 1.15% to 2.30%      0.58%     14.76% to   16.07%
2009  21,685,033   7.78 to    8.03\\(5)\\ 218,701,580 1.15% to 2.30%      1.02%     17.54% to   22.85%\\(8)(6)\\
2008  22,178,040   6.61 to    6.83\\(5)\\ 191,962,266 1.15% to 2.05%      1.55%    -37.97% to  -37.15%

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31                                     For the Year Ended December 31
--------------------------------------------------  ---------------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment             Total Return
                       Lowest to        Net Assets      Lowest         Income                 Lowest to
Year    Units      Highest ($) /(4)/    ($)/(13)/   to Highest /(1)/ Ratio /(2)/            Highest /(3)/
----  ---------- --------------         ----------- ---------------  ----------  ------------------------
Mid Cap Stock Portfolio (Class VC)
2012   1,632,494 14.27 to  14.66         23,886,260 1.52% to 1.77%      0.63%     12.53%        to   12.81%
2011   2,028,107 12.68 to  12.99         26,314,421 1.52% to 1.77%      0.19%     -5.70%        to   -5.46%
2010   2,497,517 13.45 to  13.75         34,280,758 1.52% to 1.77%      0.39%     23.23%        to   23.54%
2009   2,906,341 10.91 to  11.13         32,294,873 1.52% to 1.77%      0.47%     24.40%        to   24.71%
2008   3,725,186  8.77 to   8.92         33,200,982 1.52% to 1.77%      1.11%    -40.42%        to  -40.27%

Sterling Capital Select Equity VIF
2012     110,190  9.24 to   9.80\\(5)\\   1,069,734 1.52% to 2.17%      0.98%     12.55%        to   12.65%\\(6)\\
2011     161,090  8.20 to   8.71\\(5)\\   1,391,970 1.52% to 2.17%      1.09%     -6.52%        to   -5.48%
2010     190,884  8.78 to   9.21\\(5)\\   1,745,230 1.52% to 2.17%      1.27%      8.98%        to   10.24%
2009     221,514  8.05 to   8.35\\(5)\\   1,836,714 1.52% to 2.17%      1.00%     16.71%        to   23.46%\\(8)(6)\\
2008     271,911  6.96 to   7.16\\(5)\\   1,932,960 1.52% to 2.02%      1.57%    -38.91%        to  -38.37%

Sterling Capital Special Opportunities VIF
2012     718,972 15.50 to  16.08\\(5)\\  11,496,176 1.52% to 2.17%      0.26%     12.45%        to   12.60%\\(6)\\
2011     916,394 13.78 to  14.28         13,013,539 1.52% to 2.17%      0.00%     -5.60%        to   -4.99%
2010   1,035,403 14.60 to  15.03\\(5)\\  15,483,642 1.52% to 2.17%      0.06%     13.58%        to   14.48%
2009   1,117,946 12.85 to  13.12\\(5)\\  14,612,765 1.52% to 2.17%      0.00%     27.30%\\(8)\\ to   41.37%\\(6)\\
2008     979,881  9.12 to   9.28\\(5)\\   9,070,268 1.52% to 2.02%      0.15%    -35.04%        to  -34.71%\\(6)\\

Sterling Capital Strategic Allocation Equity VIF
2012     144,790  9.86 to  10.41\\(5)\\   1,498,142 1.52% to 2.17%      0.89%     11.67%        to   11.70%\\(6)\\
2011     167,616  8.83 to   9.32\\(5)\\   1,554,013 1.52% to 2.17%      0.79%     -9.55%        to   -8.72%
2010     198,013  9.76 to  10.21\\(5)\\   2,012,635 1.52% to 2.17%      1.52%     12.22%        to   13.24%
2009     254,380  8.70 to   9.01\\(5)\\   2,284,872 1.52% to 2.17%      0.86%     23.36%        to   26.47%\\(8)(6)\\
2008     341,013  7.10 to   7.31\\(5)\\   2,485,457 1.52% to 2.02%      1.35%    -39.88%        to  -39.16%\\(6)\\

Sterling Capital Total Return Bond VIF
2012     557,546 12.92 to  13.49\\(5)\\   7,502,837 1.52% to 2.17%      2.84%      4.50%        to    5.03%\\(6)\\
2011     600,917 12.30 to  12.91\\(5)\\   7,732,666 1.52% to 2.17%      3.63%      4.13%        to    4.50%\\(6)\\
2010     750,050 11.82 to  12.36\\(5)\\   9,243,994 1.52% to 2.17%      3.85%      5.35%        to    6.10%\\(6)\\
2009     813,916 11.22 to  11.65\\(5)\\   9,457,386 1.52% to 2.17%      4.02%      5.05%\\(8)\\ to    6.93%\\(6)\\
2008     881,670 10.57 to  10.89\\(5)\\   9,579,684 1.52% to 2.02%      4.13%      1.12%        to    1.82%\\(6)\\

Franklin Income Securities Fund (Class 2)
2012  10,906,862 11.21 to  11.90        127,193,425 1.15% to 2.30%      6.41%     10.08%        to   11.36%
2011   9,098,783 10.18 to  10.68         95,709,571 1.15% to 2.30%      5.37%      0.04%        to    1.21%\\(6)\\
2010   4,540,183 10.18 to  10.56\\(5)\\  47,357,563 1.15% to 2.30%      6.03%      9.89%        to   11.38%\\(6)\\
2009   2,198,185  9.26 to   9.48\\(5)\\  20,645,365 1.15% to 2.30%      7.12%     25.18%\\(8)\\ to   34.05%\\(6)\\
2008   1,013,572  7.00 to   7.07\\(5)\\   7,131,063 1.15% to 2.05%      6.92%    -30.02%\\(7)\\ to  -29.30%\\(7)(6)\\

Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
2012   4,403,773  9.77 to  10.35         44,629,639 1.15% to 2.30%      2.78%     12.71%        to   14.01%
2011   4,603,619  8.66 to   9.08\\(5)\\  41,094,450 1.15% to 2.30%      0.02%     -3.82%        to   -2.67%
2010   3,952,710  9.01 to   9.32\\(5)\\  36,380,043 1.15% to 2.30%      2.29%      7.43%        to    8.99%\\(6)\\
2009   3,482,506  8.39 to   8.56\\(5)\\  29,523,958 1.15% to 2.30%      2.86%     25.44%\\(8)\\ to   28.76%\\(6)\\
2008   2,814,991  6.56 to   6.64         18,615,929 1.15% to 2.05%      4.22%    -34.40%\\(7)\\ to  -33.55%\\(7)(6)\\

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31                                      For the Year Ended December 31
--------------------------------------------------  -------------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment              Total Return
                       Lowest to        Net Assets      Lowest         Income                  Lowest to
Year    Units      Highest ($) /(4)/    ($)/(13)/   to Highest /(1)/ Ratio /(2)/             Highest /(3)/
----  ---------- --------------         ----------- ---------------  ----------  ----------------------
Allocation Balanced Portfolio (Class 3)
2012  10,350,429 11.94 to  12.67        127,736,202 1.15% to 2.30%      1.15%     8.19%        to   9.44%
2011   7,633,479 11.04 to  11.57\\(5)\\  86,485,664 1.15% to 2.30%      1.56%    -1.83%        to  -0.69%\\(6)\\
2010   2,867,378 11.25 to  11.65\\(5)\\  32,841,923 1.15% to 2.30%      4.17%     5.65%\\(9)\\ to   6.81%\\(9)(6)\\
2009          --    --        --                 --       --              --        --                --
2008          --    --        --                 --       --              --        --                --

Allocation Growth Portfolio (Class 3)
2012   1,478,728 11.16 to  11.90         16,966,520 1.15% to 2.30%      0.88%    12.25%        to  13.55%
2011   1,220,227  9.94 to  10.48         12,402,687 1.15% to 2.30%      1.17%    -8.72%        to  -7.67%\\(6)\\
2010     411,426 10.89 to  11.17\\(5)\\   4,539,712 1.30% to 2.30%      2.24%     8.15%\\(9)\\ to   9.39%\\(9)(6)\\
2009          --    --        --                 --       --              --        --                --
2008          --    --        --                 --       --              --        --                --

Allocation Moderate Growth Portfolio (Class 3)
2012  14,827,359 11.35 to  12.07        173,994,204 1.15% to 2.30%      1.15%    10.32%        to  11.60%
2011  12,970,069 10.29 to  10.81\\(5)\\ 136,999,346 1.15% to 2.30%      1.39%    -5.75%        to  -4.66%\\(6)\\
2010   4,992,596 10.92 to  11.34\\(5)\\  55,508,068 1.15% to 2.30%      3.21%     7.12%\\(9)\\ to   8.38%\\(9\\)\\(6)\\
2009          --    --        --                 --       --              --        --                --
2008          --    --        --                 --       --              --        --                --

Allocation Moderate Portfolio (Class 3)
2012  13,070,209 11.71 to  12.45        158,276,953 1.15% to 2.30%      1.14%     9.22%        to  10.48%
2011  10,906,627 10.72 to  11.27\\(5)\\ 120,030,610 1.15% to 2.30%      1.41%    -4.13%        to  -3.02%\\(6)\\
2010   3,880,104 11.18 to  11.62\\(5)\\  44,214,654 1.15% to 2.30%      3.88%     6.60%\\(9)\\ to   7.77%\\(9)(6)\\
2009          --    --        --                 --       --              --        --                --
2008          --    --        --                 --       --              --        --                --

Real Return Portfolio (Class 3)
2012  21,854,322 11.77 to  12.49\\(5)\\ 265,729,709 1.15% to 2.30%      2.80%     1.43%        to   2.60%
2011  16,606,426 11.61 to  12.17\\(5)\\ 197,603,434 1.15% to 2.30%      0.00%     3.59%        to   4.79%\\(6)\\
2010   7,405,888 11.20 to  11.62\\(5)\\  84,421,305 1.15% to 2.30%      2.25%     0.08%\\(9)\\ to   1.23%\\(9)\\
2009          --    --        --                 --       --              --        --                --
2008          --    --        --                 --       --              --        --                --

(1)These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 4.
(2)These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.
(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

(4)The unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions.
(5)Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.
(6)Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.
(7)For the period from the effective date of February 4, 2008 to December 31, 2008.
(8)For the period from the effective date of May 13, 2009 to December 31, 2009.
(9)For the period from the effective date of January 19, 2010 to December 31, 2010.
(10)For the period from the effective date of October 15, 2012 to December 31, 2012.
(11)For the period from the effective date of January 23, 2012 to December 31, 2012.
(12)For the period from the effective date of July 16, 2012 to December 31, 2012.
(13)These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                 Page
                                                                                                Numbers
                                                                                                -------
Report of Independent Registered Public Accounting Firm                                               1
Consolidated Balance Sheets - December 31, 2012 and 2011                                         2 to 3
Consolidated Statements of Income - Years Ended December 31, 2012, 2011 and 2010                      4
Consolidated Statements of Comprehensive Income - Years Ended December 31, 2012, 2011 and 2010        5
Consolidated Statements of Equity - Years Ended December 31, 2012, 2011 and 2010                      6
Consolidated Statements of Cash Flows - Years Ended December 31, 2012, 2011 and 2010             7 to 8
Notes to Consolidated Financial Statements                                                      9 to 82

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, effective December 31, 2012, the Company merged with several AIG affiliated insurance companies, with the Company being the surviving legal entity.

As discussed in Note 2 to the consolidated financial statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 27, 2013

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                                              December 31,
                                                                                         ----------------------
                                                                                           2012       2011
                                                                                         -------- -------------
                                                                                                  (as adjusted,
                                                                                                   see Note 1)
                                                                                             (In Millions)
ASSETS
Investments:
   Fixed maturity securities, available for sale, at fair value
     (amortized cost: 2012 - $92,439; 2011 - $92,072)                                    $104,320   $ 99,585
   Fixed maturity securities, trading, at fair value                                           --        953
   Hybrid securities, at fair value
     (cost: 2012 - $1,326; 2011 - $210)                                                     1,327        186
   Equity securities, available for sale, at fair value
     (cost: 2012 - $54; 2011 - $82)                                                            83        155
   Equity securities, trading, at fair value                                                  562         --
   Mortgage and other loans receivable
     (net of allowance: 2012 - $155; 2011 - $233)                                           8,245      8,418
   Policy loans                                                                             1,587      1,642
   Investment real estate
     (net of accumulated depreciation of: 2012 - $176; 2011 - $166)                           519        328
   Partnerships and other invested assets                                                   6,750      6,736
   Aircraft
     (net of accumulated depreciation and impairment of: 2012 - $1,158; 2011 - $1,056)        984      1,095
   Short-term investments
     (portion measured at fair value: 2012 - $3,193; 2011 - $1,450)                         4,793      3,206
   Derivative assets, at fair value                                                           756        672
                                                                                         --------   --------
Total investments                                                                         129,926    122,976
Cash                                                                                          325        292
Restricted cash                                                                                72         95
Investment in AIG
  (cost: 2012 - $10; 2011 - $10)                                                                4          3
Accrued investment income                                                                   1,117      1,137
Amounts due from related parties                                                              241         91
Reinsurance receivables                                                                     1,758      1,842
Deferred policy acquisition costs and value of business acquired                            4,497      5,095
Deferred sales inducements                                                                    354        555
Income taxes receivable                                                                       438         --
Other assets                                                                                  954        830
Separate account assets, at fair value                                                     27,942     25,103
                                                                                         --------   --------
TOTAL ASSETS                                                                             $167,628   $158,019
                                                                                         ========   ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)


                                                                                           December 31,
                                                                                      -------------------------
                                                                                        2012          2011
                                                                                       --------   -------------
                                                                                                  (as adjusted,
                                                                                                   see Note 1)
                                                                                      (In Millions, except share
                                                                                               data)
LIABILITIES AND EQUITY
Liabilities:
   Future policy benefits                                                             $ 29,642      $ 28,148
   Policyholder contract deposits                                                       72,925        74,445
   Policy claims and benefits payable                                                      738           821
   Other policyholders' funds                                                            2,007         2,026
   Income taxes payable to parent                                                           --             2
   Deferred income taxes payable                                                         1,706         1,184
   Notes payable - to affiliates, net                                                      142           201
   Notes payable - to third parties, net                                                   158           175
   Amounts due to related parties                                                          135           111
   Securities lending payable                                                            1,466            --
   Derivative liabilities, at fair value                                                   967           717
   Other liabilities                                                                     3,639         2,424
   Separate account liabilities                                                         27,942        25,103
                                                                                       --------     --------
TOTAL LIABILITIES                                                                      141,467       135,357
                                                                                       --------     --------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 13)
AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY:
   Preferred stock, $100 par value, 8,500 shares authorized, issued and outstanding          1             1
   Common stock, $10 par value, 600,000 shares authorized, issued and outstanding            6             6
   Additional paid-in capital                                                           25,368        27,250
   Accumulated deficit                                                                  (5,274)       (8,291)
   Accumulated other comprehensive income                                                5,893         3,536
                                                                                       --------     --------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY                              25,994        22,502
                                                                                       --------     --------
NONCONTROLLING INTERESTS                                                                   167           160
                                                                                       --------     --------
TOTAL EQUITY                                                                            26,161        22,662
                                                                                       --------     --------
TOTAL LIABILITIES AND EQUITY                                                          $167,628      $158,019
                                                                                       ========     ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                                              Years ended December 31,
                                                                                        -----------------------------------
                                                                                          2012       2011          2010
                                                                                        -------  ------------- -------------
                                                                                                 (as adjusted, (as adjusted,
                                                                                                  see Note 1)   see Note 1)
                                                                                                   (In Millions)
REVENUES:
   Premiums and other considerations                                                    $ 1,616     $ 1,615       $ 1,632
   Net investment income                                                                  7,001       6,440         7,213
   Net realized investment gains (losses):
       Total other-than-temporary impairments on available for sale securities             (127)       (434)         (615)
       Portion of other-than-temporary impairments on available for sale fixed
         maturity securities recognized in accumulated other comprehensive income          (170)        (32)         (145)
                                                                                        -------     -------       -------
       Net other-than-temporary impairments on available for sale securities
         recognized in net income                                                          (297)       (466)         (760)
       Other realized investment gains                                                      844         248           356
                                                                                        -------     -------       -------
          Total net realized investment gains (losses)                                      547        (218)         (404)
   Insurance charges                                                                      1,334       1,365         1,416
   Other income:
       Variable annuity fees                                                                629         517           471
       Commissions                                                                          540         507           450
       Investment advisory fees                                                             316         297           259
       Rental income from aircraft operating leases                                         192         197           196
       Other                                                                                633         452           483
                                                                                        -------     -------       -------
TOTAL REVENUES                                                                           12,808      11,172        11,716
                                                                                        -------     -------       -------
BENEFITS AND EXPENSES:
   Policyholder benefits                                                                  4,247       3,875         3,507
   Interest credited on policyholder contract deposits                                    2,820       2,575         2,697
   Amortization of deferred policy acquisition costs and value of business acquired         665         982           992
   Amortization of deferred sales inducements                                               114         205           179
   General and administrative expenses, net of deferrals                                  1,666       1,528         1,579
   Commissions, net of deferrals                                                            894         758           699
                                                                                        -------     -------       -------
TOTAL BENEFITS AND EXPENSES                                                              10,406       9,923         9,653
                                                                                        -------     -------       -------
INCOME BEFORE INCOME TAX BENEFIT                                                          2,402       1,249         2,063
INCOME TAX EXPENSE (BENEFIT):
   Current                                                                                   29        (170)          (15)
   Deferred                                                                                (651)       (543)       (1,115)
                                                                                        -------     -------       -------
TOTAL INCOME TAX BENEFIT                                                                   (622)       (713)       (1,130)
                                                                                        -------     -------       -------
NET INCOME                                                                                3,024       1,962         3,193
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS                              7         (35)            7
                                                                                        -------     -------       -------
NET INCOME ATTRIBUTABLE TO AMERICAN GENERAL LIFE INSURANCE                              $ 3,017     $ 1,997       $ 3,186
                                                                                        =======     =======       =======

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                           Years ended December 31,
                                                                                     -----------------------------------
                                                                                       2012       2011          2010
                                                                                     -------  ------------- -------------
                                                                                              (as adjusted, (as adjusted,
                                                                                               see Note 1)   see Note 1)
                                                                                                (In Millions)
NET INCOME                                                                           $ 3,024     $ 1,962       $ 3,193
OTHER COMPREHENSIVE INCOME:
   Net unrealized gains of fixed maturity investments on which other-than-temporary credit impairments were taken - net of reclassification
     adjustments                                                                       1,452         325         1,267
   Deferred income tax expense on above changes                                         (545)       (111)         (447)
   Net unrealized gains on all other invested assets arising during the current
     period - net of reclassification adjustments                                      3,143       3,087         3,012
   Deferred income tax expense on above changes                                       (1,015)     (1,104)       (1,096)
   Adjustment to deferred policy acquisition costs, value of business acquired and
     deferred sales inducements                                                         (716)       (385)         (615)
   Deferred income tax benefit on above changes                                          257         134           216
   Insurance loss recognition                                                           (336)     (1,478)         (234)
   Deferred income tax benefit on above changes                                          119         519            81
   Foreign currency translation adjustments                                               (3)          3             7
   Deferred income tax (expense) benefit on above changes                                  1          (1)           (3)
                                                                                     -------     -------       -------
OTHER COMPREHENSIVE INCOME                                                             2,357         989         2,188
                                                                                     -------     -------       -------
COMPREHENSIVE INCOME                                                                   5,381       2,951         5,381
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS                       7         (35)            7
                                                                                     -------     -------       -------
COMPREHENSIVE INCOME ATTRIBUTABLE TO AMERICAN GENERAL LIFE INSURANCE                 $ 5,374     $ 2,986       $ 5,374
                                                                                     =======     =======       =======

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY

                                                                              Years ended December 31,
                                                                        -----------------------------------
                                                                          2012       2011          2010
                                                                        -------  ------------- -------------
                                                                                 (as adjusted, (as adjusted,
                                                                                  see Note 1)   see Note 1)
                                                                                   (In Millions)
PREFERRED STOCK:
   Balance at beginning and end of year                                 $     1    $      1      $      1
COMMON STOCK:
   Balance at beginning and end of year                                       6           6             6
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                          27,250      29,026        29,170
       Capital contributions from Parent (see Note 14)                       --          16             6
       Return of capital                                                 (1,882)     (1,792)         (150)
                                                                        -------    --------      --------
   Balance at end of year                                                25,368      27,250        29,026
                                                                        -------    --------      --------
ACCUMULATED DEFICIT:
   Balance at beginning of year                                          (8,291)    (10,290)      (12,533)
       Cumulative effect of accounting change, net of tax                    --          --          (943)
                                                                        -------    --------      --------
   Adjusted balance at beginning of year                                 (8,291)    (10,290)      (13,476)
       Net income attributable to AGL                                     3,017       1,997         3,186
       Other                                                                 --           2            --
                                                                        -------    --------      --------
   Balance at end of year                                                (5,274)     (8,291)      (10,290)
                                                                        -------    --------      --------
ACCUMULATED OTHER COMPREHENSIVE INCOME:
   Balance at beginning of year                                           3,536       2,547           338
       Cumulative effect of accounting change, net of tax                    --          --            21
                                                                        -------    --------      --------
   Adjusted balance at beginning of year                                  3,536       2,547           359
       Other comprehensive income                                         2,357         989         2,188
                                                                        -------    --------      --------
   Balance at end of year                                                 5,893       3,536         2,547
                                                                        -------    --------      --------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY               25,994      22,502        21,290
                                                                        -------    --------      --------
NONCONTROLLING INTERESTS:
   Balance at beginning of year                                             160         195           188
       Net income (loss) attributable to noncontrolling interests             7         (35)            7
                                                                        -------    --------      --------
   Balance at end of year                                                   167         160           195
                                                                        -------    --------      --------
TOTAL EQUITY                                                            $26,161    $ 22,662      $ 21,485
                                                                        =======    ========      ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                         Years ended December 31,
                                                                                   ------------------------------------
                                                                                     2012        2011          2010
                                                                                   --------  ------------- -------------
                                                                                             (as adjusted, (as adjusted,
                                                                                              see Note 1)   see Note 1)
                                                                                               (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $  3,024    $  1,962      $  3,193
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Interest credited on policyholder contract deposits                                   2,820       2,575         2,697
Fees charged for policyholder contract deposits                                      (1,137)     (1,191)       (1,140)
Amortization of deferred policy acquisition costs and value of business acquired        665         982           992
Amortization of deferred sales inducements                                              114         205           179
Net realized investment (gains) losses                                                 (547)        218           404
Foreign exchange transaction (gains) losses                                              (1)         --            --
Equity in income of partnerships and other invested assets                             (314)       (201)         (316)
Depreciation and amortization                                                            31          39            43
Flight equipment depreciation                                                           102         110           121
Amortization (accretion) of net premium/discount on investments                        (774)       (638)         (828)
Provision for deferred income taxes                                                    (651)       (581)       (1,551)
Unrealized (gains) losses in earnings - net                                             102          (4)         (349)
Capitalized interest                                                                    (36)       (138)         (162)
CHANGE IN:
   Trading securities, at fair value                                                     --           2            --
   Accrued investment income                                                             20         (83)          (32)
   Amounts due to/from related parties                                                 (126)        220             2
   Reinsurance receivables                                                               84          64            69
   Deferral of deferred policy acquisition costs and value of business acquired        (604)       (679)         (537)
   Deferral of sales inducements                                                         (5)        (10)           (9)
   Income taxes currently receivable/payable                                           (449)       (155)          855
   Other assets                                                                         (71)         13          (176)
   Future policy benefits                                                               922         865           346
   Other policyholders' funds                                                           (19)        (56)          (74)
   Other liabilities                                                                    266          (8)          514
Other, net                                                                              152         (82)          135
                                                                                   --------    --------      --------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                      3,568       3,429         4,376
                                                                                   --------    --------      --------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities, available for sale                                    (18,902)    (28,181)      (26,248)
   Equity securities                                                                   (562)        (17)          (28)
   Mortgage and other loans                                                            (961)     (1,224)         (831)
   Flight equipment                                                                     (11)        (14)           (9)
   Acquired businesses, net                                                             (48)         --            --
   Other investments, excluding short-term investments                               (4,215)     (1,469)       (1,498)
Sales of:
   Fixed maturity securities, available for sale                                     15,386      10,505        19,160
   Equity securities                                                                     36         133           130
   Mortgage and other loans                                                             397          --           200
   Flight equipment                                                                       7         102            --
   Divested businesses, net                                                              35          --            --
   Other investments, excluding short-term investments                                2,167       2,067         1,304
Redemptions and maturities of:
   Fixed maturity securities, available for sale                                      6,043       7,677         6,390
   Mortgage and other loans                                                             875         572         1,137
   Other investments, excluding short-term investments                                  598         274           313
Purchases of property, equipment and software                                           (24)        (24)          (23)
Sales of property, equipment and software                                                 1           1            --
Change in restricted cash                                                                23           4           (22)
Change in short-term investments                                                     (1,587)      8,879        (2,816)
                                                                                   --------    --------      --------
       NET CASH USED IN INVESTING ACTIVITIES                                       $   (742)   $   (715)     $ (2,841)
                                                                                   --------    --------      --------

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)


                                                                    Years ended December 31,
                                                              -----------------------------------
                                                                2012       2011          2010
                                                              -------  ------------- -------------
                                                                       (as adjusted, (as adjusted,
                                                                        see Note 1)   see Note 1)
                                                                         (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                 $ 5,011     $ 8,243       $ 5,909
Policyholder account withdrawals                               (4,830)     (5,798)       (4,694)
Net exchanges to/(from) separate accounts                        (756)       (361)         (211)
Claims and annuity payments                                    (2,572)     (2,723)       (2,259)
Proceeds from repurchase agreements                               857          --            --
Repayment of notes payable                                       (202)       (159)         (232)
Federal Home Loan Bank borrowings                                  60          --            --
Security deposits on flight equipment                             (12)        (11)           39
Change in securities lending payable                            1,466          --            --
Cash overdrafts                                                    67          28            68
Return of capital                                              (1,882)     (1,792)         (150)
                                                              -------     -------       -------
   NET CASH USED IN FINANCING ACTIVITIES                       (2,793)     (2,573)       (1,530)
                                                              -------     -------       -------
INCREASE IN CASH                                                   33         141             5
CASH AT BEGINNING OF PERIOD                                       292         151           146
                                                              -------     -------       -------
CASH AT END OF PERIOD                                         $   325     $   292       $   151
                                                              =======     =======       =======
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                             $   132     $   201       $   164
Interest (received) paid                                      $    25     $   (11)      $  (157)
Non-cash activity:
Sales inducements credited to policyholder contract deposits  $    66     $   110       $   108
Other various non-cash contributions                          $    --     $    15       $     3

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company ("AGL" or the "Company"), including its wholly-owned subsidiaries, is a wholly-owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent"), which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is a leading provider of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider of fixed deferred annuities to bank customers. Primary products include term life insurance, universal and whole life insurance, accident and health insurance, fixed and variable annuities, indexed deferred annuities, fixed payout annuities, private placement variable annuities, structured settlement contracts, terminal funding annuities, immediate annuities, corporate-owned life insurance, bank-owned life insurance, guaranteed investment contracts ("GICs") and group benefits. The Company distributes its products through Matrix Direct and various independent marketing organizations, independent and career insurance agents, financial institutions, structured settlement brokers and benefit consultants. The Company, through its subsidiaries Integra Business Processing Solutions, Inc. ("Integra"), AIG Enterprise Services ("AIGES"), SunAmerica Asset Management Corp. ("SAAMCo") and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies.

SAAMCo and its wholly owned distributor, SunAmerica Capital Services, Inc. ("SACS"), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. ("SFS"), represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable annuity subaccounts offered within the Company's variable annuity products, distributing their retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. The Company also is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income on variable product assets held in separate accounts. These guaranteed benefits are sensitive to equity market conditions.

On December 31, 2012, the Company merged with several other insurance companies within AIG's Life and Retirement segment, with AGL being the surviving company, to implement a more efficient legal entity structure, while continuing to market products and services under currently existing brands. The merged companies, American General Life Insurance Company of Delaware ("AGLD"), American General Assurance Company ("AGAC"), American General Life and Accident ("AGLA"), Western National Life Insurance Company ("WNL"), SunAmerica Annuity and Life Assurance Company ("SAAL") and SunAmerica Life Insurance Company ("SALIC") were also indirect, wholly-owned subsidiaries of AIG. Also on December 31, 2012, the ownership of The Variable Annuity Life Insurance Company ("VALIC") was transferred from AGL to AGC Life. The merger represented a transaction among entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements include the financial position, operating results and cash flows of AGLD, AGAC, AGLA, WNL, SAAL and SALIC and exclude VALIC for all periods presented.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


On November 30, 2012, AIG, as the ultimate parent, finalized a stock purchase agreement with a third party and sold all of the common stock of American General Property Insurance Company ("AGPIC"), a subsidiary of AGLA, and American General Indemnity Company ("AGIC"), a subsidiary of AGAC, for approximately $35 million cash. The operating results of AGPIC and AGIC are included in the statements of income through the date of the sale.

On November 30, 2012, AIG Advisor Group Inc., an indirect, wholly-owned subsidiary of SALIC, acquired Woodbury Financial Services from the Hartford Financial Services Group Inc. Woodbury Financial Services is a leading independent broker-dealer. The purchase price was approximately $48 million.

Effective December 31, 2011, American General Life Companies ("AGLC"), a subsidiary of AGL, merged with AGL, the surviving entity. The merger represented a transaction among entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements were not impacted by this transaction as AGLC was previously consolidated with AGL prior to this merger.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and variable interest entities ("VIE") in which the Company has partial ownership interests. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers the accounting policies that are most dependent on the application of estimates and assumptions to be those relating to items considered by management in the determination of:

    .  future policy benefits for life and accident and health contracts;

    .  policyholder contract deposits;

    . recoverability of assets, including deferred policy acquisition costs ("DAC") and reinsurance;

    .  estimated gross profits ("EGPs") for investment-oriented products;

    .  other-than-temporary impairments;

    . income tax assets and liabilities, including recoverability of deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize deferred tax assets; and

    .  fair value measurement of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

Out of Period Adjustments

In 2012, the Company recorded the effect of out of period adjustments which decreased pre-tax income by $109 million. The out of period adjustments are primarily related to certain GIC contracts being incorrectly set up at issuance in the Company's administration system. The Company also recorded the net effect of an out of period adjustment which decreased equity by $30 million. The out of period adjustment was related to an update in the methodology which the company uses to calculate the shadow DAC amortization on a certain block of business. As a result of this correction, shadow DAC was previously understated by $46 million. The Company has evaluated these corrections taking into account both qualitative and quantitative factors and considered the impact of these

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

corrections to 2012 as well as the materiality to the prior periods in which they originated. Management believes these corrections are not material to the accompanying 2012 financial statements.

Consolidation of Variable Interest Entities

The consolidated financial statements include the accounts of AGL, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights of a voting interest entity), and VIEs in which we are the primary beneficiary. Equity investments in corporate entities that we do not consolidate, but in which we hold 20 percent to 50 percent of the voting rights and investments in partnership and partnership-like entities for which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

On September 23, 2003, the Company purchased 75.0 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust"), a Delaware statutory trust established on July 31, 2003. In 2004, the Company purchased
80.1 percent of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle 2 Trust"), a Delaware statutory trust established on November 21, 2003. See Notes 6 and 16.

The business of Castle 1 Trust, Castle 2 Trust and their wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. The accounts of Castle 1 Trust and Castle 2 Trust have been included in these consolidated financial statements.

The Company also consolidates its investment in various limited partnerships.

INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, term life, limited payment, endowment, guaranteed renewable term life, participating life, universal life, variable universal life, fixed and variable annuities, equity-indexed annuities, single premium immediate annuities, structured settlements, terminal funding annuities, and GICs. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, many contracts issued by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

Short-duration contracts include group life, accident and health and credit insurance policies. These contracts provide insurance protection for a fixed period of short-duration which enables the insurer to cancel or adjust the provisions of the contract at the end of any contract period, such as adjusting the amount of premiums charged or coverage provided.

INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when the Company has the ability and positive intent to hold these securities until maturity. When the Company does not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or as trading and are carried at fair value. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2012 or 2011.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income, net of deferred taxes and an adjustment to DAC and deferred sales inducements, in shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date. For investments in certain residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO") and asset backed securities ("ABS"), (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired ("PCI") securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's previous economic interest in Maiden Lane II LLC ("ML II"), which is carried at fair value. For discussion on ML II, see Notes 3 and 4. Realized and unrealized gains and losses on trading securities are reported in net investment income.

Impairment Policy

Fixed Maturity Securities

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings. When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income).

When estimating future cash flows for a structured fixed maturity security (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

    .  Current delinquency rates;

    .  Expected default rates and the timing of such defaults;

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


    .  Loss severity and the timing of any recovery; and

    .  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

The Company considers severe price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

Equity Securities

The Company evaluates its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

    . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

    . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

    . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

Mortgage and Other Loans Receivable

Mortgage and other loans receivable primarily include commercial mortgage loans on real estate (net of related collateral), bank loans and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income. Non-refundable loan origination fees and certain incremental direct origination

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

costs are offset and the resulting net amount is deferred and amortized in net investment income over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

The Company does not currently hold any loans classified as held for sale.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgage loans, impaired value is based on the fair value of underlying collateral, which is determined based on the expected net future cash flows of the collateral, less estimated costs to sell. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on such impaired loans is recognized as cash is received.

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Investment Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of its carrying amount or fair value less estimated costs to sell the property.

The Company's investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Partnerships and Other Invested Assets

Partnerships in which AIG holds less than a three percent interest (five percent in 2011) are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income. With respect to partnerships in which AIG holds in the aggregate a three percent or greater interest or less than three percent interest but in which AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values, accounted for under the equity method, are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partner or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited annually.

The Company's partnership investments are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other invested assets include the Company's carrying value of its ownership in the Federal Home Loan Bank ("FHLB") of Dallas and mutual funds. Mutual funds consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

Aircraft

Aircraft owned by Castle 1 Trust and Castle 2 Trust are recorded at cost (adjusted for any impairment charges), net of accumulated depreciation. Depreciation is generally computed on a straight-line basis to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

Short-Term Investments

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues equity-indexed universal life and annuity products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from the S&P 500 Index, the Dow Jones EURO STOXX 50, Nikkei 225 Index and the Hang Seng Index to offset the increase in its liabilities resulting from the indexed features of these products. With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company issues or has issued certain variable annuity products that offer optional guaranteed living benefits which are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The Company hedges a portion of the risk associated with these guarantees by utilizing both exchange traded and over-the-counter options and exchange traded futures. Exchange traded options and futures are marked to market using observable market quotes while over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs.

See Note 5 for further discussion of embedded derivatives.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives, with the exception of bifurcated embedded derivatives, at fair value in the consolidated balance sheets as derivative assets or derivative liabilities. The fair value of the bifurcated embedded derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. Changes in the fair value of all derivatives, with the exception of those which hedge the Company's GIC liabilities, are reported as part of net realized investment gains and losses in the consolidated statements of income. The change in fair value of derivatives which hedge the GIC liabilities are reported in policyholder benefits.

See Notes 3 and 5 for additional disclosures.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CASH

Cash represents cash on hand and non-interest bearing demand deposits.

RESTRICTED CASH

Castle 1 Trust and Castle 2 Trust maintain various restricted cash accounts, primarily lessee-funded accounts, which are not available for general use. Restricted cash primarily consists of security deposits from lessees and swap collateral from the swap counterparty that are required to be segregated from other funds. Restricted cash also includes cash which is segregated under provisions of the Securities Exchange Act of 1934 and represents estimated breakpoint refund reserves.

DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED ("VOBA") AND DEFERRED SALES INDUCEMENTS

Deferred policy acquisition costs represent those costs that are incremental and directly related to the successful acquisition of new or renewal insurance contracts. The Company defers incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fee that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. The Company partially defers costs, including certain commissions, when it does not believe the entire cost is directly related to the acquisition or renewal of insurance contracts.

The Company also defers a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Policy acquisition costs for traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. Policy acquisition costs and policy issuance costs related to universal life, and investment-type products (investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses.

DAC for investment-oriented products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. For long-duration traditional business, if such reinvestment would not be sufficient to recover DAC, and meet policyholder obligations, an adjustment to DAC and additional future policy benefits for those products is recorded using best estimates that incorporate a review of assumptions regarding mortality, morbidity, persistency, maintenance expenses and investment returns. The change in this adjustment, net of tax, is included with the change in net unrealized gains (losses) on fixed maturity and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income.

VOBA is determined at the time of acquisition and is reported in the consolidated balance sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business similar to that for DAC based on the assumptions at purchase. For universal life and investment-oriented products, VOBA is amortized in relation to the EGPs for each period. Similar to DAC, VOBA is adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported with the same financial statement line items.

With respect to the variable annuity contracts, the Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

management determines that key assumptions (e.g. market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

With respect to the Company's variable universal life policies and variable annuity products, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is
8.3 percent and 7.5 percent, respectively.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to policyholders on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. The cost of such sales inducements is deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues or has issued variable annuities and variable universal life contracts, for which the investment risk lies solely with the policyholder, except with respect to amounts invested in the fixed-rate account option and minimum guarantees made by the Company with respect to certain policies. The assets supporting the variable portion of variable annuities and variable universal life contracts are carried at fair value and reported as separate account assets with an equivalent liability in the consolidated balance sheets. Separate account assets are primarily shares in mutual funds, which are based on the quoted net asset value per share and are insulated from the Company's creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income and cash flows. The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in other revenue in the consolidated statements of income.

FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 8 herein. Future policy benefits primarily include the reserves for traditional life and annuity payout contracts and are based on estimates of the cost of future policy benefits. Reserves for traditional life are determined using the net level premium method based on actuarial assumptions as to mortality, persistency, interest and expenses established at the policy issue date. Also included in future policy benefits is the liability for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. Structured settlement liabilities are presented on a discounted basis as the settled claims are fixed and determinable. Additionally, the future policy benefits include the liability for guaranteed minimum death benefit ("the GMDB"). A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a policyholder, the policyholder's beneficiary will receive the greater of (i) the policyholder's account value, or (ii) a guaranteed

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

minimum benefit that varies by product and type of benefit elected by the policyholder. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed policyholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

Earnings enhancement benefits ("EEB") is a feature the Company has offered on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

Guaranteed minimum income benefits ("GMIB") is a feature the Company offered on certain variable annuity products from 1998 to 2006. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The EEB liability is determined each period end by estimating the expected value of the EEB and recognizing it ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB, EEB and GMIB liability balances, with a related charge or credit to policyholder benefits in the consolidated statements of income if actual experience or other evidence suggests that earlier assumptions should be revised. See Note 8 for additional disclosure.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on non-traditional life insurance and annuity products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statements of income, as they are recorded directly to policyholder contract deposits upon receipt. Policyholder contract deposits also include the Company's liabilities for guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum account value ("GMAV"), accounted for as embedded derivatives at fair value. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gains (losses) in the consolidated statements of income.

GMWB is a feature the Company began offering on certain variable annuity products in May of 2004. If available and elected by the policyholder at time of contract issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual stream of income payments either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or better than expected longevity could result in higher GMWB benefits being higher than the underlying policyholder account balance and the risk that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided.

GMAV is a feature that was offered on certain variable annuity products from the third quarter of 2002 to May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of premiums invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of policyholder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded policy derivatives incorporates an additional spread to the swap curve used to value those embedded policy derivatives.

Equity-indexed annuities and equity-indexed universal life contracts offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index. This feature is accounted for in accordance with accounting standards for derivative instruments.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported ("IBNR") claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

The Company is now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File ("SSDMF") to determine if its insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with the Company within 120 days, the Company will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in Company records.

OTHER POLICYHOLDERS' FUNDS

Included in other policyholders' funds are primarily unearned revenue reserves ("URR"), liabilities for dividends arising out of participating business, reserves for experience-rated group products and liabilities for policyholder premium deposit funds.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the Company based on provisions within the insurance contracts sold. These dividends are declared annually by the Company's Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, the Company establishes an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Provisions for experience rating refunds arise from contractual obligations between the Company and the groups being insured. Periodic assessments of the experience of the insured groups are undertaken and the group

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

participates in the profits of the business, either through adjustments to premiums or through refunds from the liability for the refund.

Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

PREMIUM RECOGNITION

Premiums for traditional life insurance products are recognized as revenue when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized as a change in policyholder benefits in the consolidated statements of income.

Premiums on accident and health policies are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums within future policy benefits in the consolidated balance sheets. The Company estimates and accrues group premiums due but not yet collected.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

    . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

    . Dividend income from common and preferred stock and distributions from other investments.

    . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value and investments for which the fair value option has been elected.

    . Earnings from private equity funds and hedge funds investments accounted for under the equity method.

    .  Interest income on mortgage, policy and other loans.

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

    . Sales of fixed maturity and equity securities (except trading securities accounted for at fair value and investments which the fair value option has been elected), real estate, investments in private equity funds and hedge funds and other types of investments.

    . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value and investments which the fair value option has been elected) and other invested assets for other-than-temporary impairments.

    . Changes in fair value of derivative assets and liabilities, except for those instruments that are designated as economic hedges of financial instruments for which the fair value option has been elected.

    .  Exchange gains and losses resulting from foreign currency transactions.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


INSURANCE CHARGES AND OTHER

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in insurance charges in the consolidated statements of income. As discussed under "Other Policyholders' Funds" within this note, policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees and asset management fees are recorded as income in other revenue when earned.

INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

RECENT ACCOUNTING STANDARDS

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the Financial Accounting Standards Board ("FASB") issued an accounting standard that allows a company the option to first assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired. A company is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the company determines it is more likely than not the asset is impaired.

The standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. While early adoption was permitted, the Company adopted the standard on its required effective date of January 1, 2013. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

Disclosures about Offsetting Assets and Liabilities

In February 2013, the FASB issued guidance that clarifies the scope of transactions subject to disclosures about offsetting assets and liabilities. The guidance applies to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with specific criteria contained in FASB Accounting Standards Codification or subject to a master netting arrangement or similar agreement.

The standard is effective for fiscal years and interim periods beginning on or after January 1, 2013, and will be applied retrospectively to all comparative periods presented. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

Presentation of Comprehensive Income

In February 2013, the FASB issued guidance on the presentation requirements for items reclassified out of accumulated other comprehensive income. Companies will be required to disclose the effect of significant items reclassified out of accumulated other comprehensive income on the respective line items of net income or provide a cross-reference to other disclosures currently required under GAAP for relevant items.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The standard is effective for annual and interim reporting periods beginning after December 15, 2012. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2012:

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as DAC. The Company adopted the standard retrospectively on January 1, 2012.

Deferred policy acquisition costs represent those costs that are incremental and directly related to the successful acquisition of new or renewal insurance contracts. The Company defers incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fee that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. The Company partially defers costs, including certain commissions, when it does not believe the entire cost is directly related to the acquisition or renewal of insurance contracts.

The Company also defers a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

The method the Company uses to amortize DAC did not change as a result of the adoption of the standard.

The adoption of the standard resulted in an increase to beginning of period accumulated deficit for the earliest period presented and a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. Accordingly, the Company revised its historical financial statements and accompanying notes in the financial statements for the changes in DAC and associated changes in acquisitions expenses and income taxes.

The following table presents amounts as of December 31, 2011 as if the Company had previously reported merged financial statements, to reflect the effect of the change due to the retrospective adoption of the standard, and the adjusted amounts that are reflected in the consolidated balance sheet.

                                                                     As Previously Effect of As Currently
                                                                       Reported     Change     Reported
DECEMBER 31, 2011                                                    ------------- --------- ------------
                                                                                (in Millions)
Balance Sheet:
   Deferred policy acquisition cost and value of business acquired     $  6,298     $(1,203)   $  5,095
   Deferred sales inducements                                               516          39         555
   Income tax receivable                                                   (280)        280          --
   Total assets                                                         158,903        (884)    158,019
   Deferred income tax payable                                            1,311        (127)      1,184
   Total liabilites                                                     135,484        (127)    135,357
   Accumulated deficit                                                   (7,345)       (946)     (8,291)
   Accumulated other comprehensive income                                 3,347         189       3,536
   Total AGL shareholder's equity                                        23,259        (757)     22,502
   Total equity                                                          23,419        (757)     22,662
   Total laibilities and equity                                         158,903        (884)    158,019

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following tables present amounts for the years ended December 31, 2011 and 2010 as if the Company had previously reported merged financial statements to reflect the effect of the change due to the retrospective adoption of the standard, and the adjusted amounts that are reflected in the consolidated statements of income and consolidated statements of cash flows.

                                                                    As Previously Effect of As Currently
                                                                      Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2011                                        ------------- --------- ------------
                                                                               (in Millions)
Statement of Income:
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                 $1,234       $(252)     $  982
   Amortization of deferred sales inducements                             183          22         205
   General and administrative expenses, net of deferrals                1,310         218       1,528
   Commissions, net of deferrals                                          731          27         758
   Total benefits and expenses                                          9,908          15       9,923
   Income before income tax benefit                                     1,264         (15)      1,249
   Income tax benefit                                                    (709)         (4)       (713)
   Net income                                                           1,973         (11)      1,962
   Net income attributable to AGL                                       2,008         (11)      1,997

                                                                    As Previously Effect of As Currently
                                                                      Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2010                                        ------------- --------- ------------
                                                                               (in Millions)
Statement of Income:
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                 $ 1,231      $(239)    $   992
   Amortization of deferred sales inducements                              177          2         179
   General and administrative expenses, net of deferrals                 1,393        186       1,579
   Commissions, net of deferrals                                           670         29         699
   Total benefits and expenses                                           9,675        (22)      9,653
   Income before income tax benefit                                      2,041         22       2,063
   Income tax benefit                                                   (1,136)         6      (1,130)
   Net income                                                            3,177         16       3,193
   Net income attributable to AGL                                        3,170         16       3,186

Adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities, but did affect the following components of net cash flows provided by operating activities.

                                                                         As Previously Effect of As Currently
                                                                           Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2011                                             ------------- --------- ------------
                                                                                    (in Millions)
Cash flows from operating activities:
   Net income                                                               $1,973       $ (11)     $1,962
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                       1,234        (252)        982
   Amortization of deferred sales inducements                                  183          22         205
   Provision for deferred income taxes                                        (577)         (4)       (581)
   Deferral of deferred policy acquisition costs and value of busniess
     acquired                                                                 (924)        245        (679)
   Income taxes currently receivable/payable                                  (161)          6        (155)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                         As Previously Effect of As Currently
                                                                           Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2010                                             ------------- --------- ------------
                                                                                    (in Millions)
Cash flows from operating activities:
   Net income                                                               $ 3,177      $  16     $ 3,193
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                        1,231       (239)        992
   Amortization of deferred sales inducements                                   177          2         179
   Provision for deferred income taxes                                       (1,557)         6      (1,551)
   Deferral of deferred policy acquisition costs and value of busniess
     acquired                                                                  (752)       215        (537)
   Income taxes currently receivable/payable                                    848          7         855

Reconsideration of Effective Control for Secured Borrowings

In April 2011, the FASB issued an accounting standard that amends the criteria used to determine effective control for repurchase agreements and other similar agreements such as securities lending transactions. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings (i.e., financings) instead of sales of the securities.

The standard removes from the assessment of effective control the requirement that the transferor have the ability to repurchase or redeem the financial assets on substantially agreed terms, even in the event of default by the transferee. The removal of this requirement makes the level of collateral received by the transferor in a repurchase agreement or similar agreement irrelevant in determining whether the transaction should be accounted for as a sale. Consequently, more repurchase agreements, securities lending transactions and similar arrangements will be accounted for as secured borrowings.

The guidance in the standard was required to be applied prospectively to transactions or modifications that occur on or after January 1, 2012. There are no repurchase agreements that continue to be accounted for as sales as of December 31, 2012.

Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards ("IFRS")

In May 2011, the FASB issued an accounting standard that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. The measurement and disclosure requirements under GAAP and IFRS are now generally consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments using net asset value and certain disclosure requirements.

The standard's fair value measurement and disclosure guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholder's equity at fair value or provide fair value disclosures for items not recorded at fair value. The guidance clarifies existing guidance on the application of fair value measurements, changes certain principles or requirements for measuring fair value, and requires significant additional disclosures for Level 3 valuation inputs. The new disclosure requirements were applied prospectively. The standard became effective for the Company beginning January 1, 2012. The standard did not have any effect on the Company's consolidated financial condition, results of operations or cash flows. See Note 3 herein.

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting standard that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. The standard became

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

effective beginning January 1, 2012 with retrospective application required. The standard did not have any effect on the Company's consolidated financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2011:

Fair Value Measurements and Disclosures

In January 2010, the FASB issued an accounting standard that requires fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this fair value guidance clarifies the disclosure requirements about the level of disaggregation and valuation techniques and inputs. This guidance became effective for the Company beginning on January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements within the rollforward of Level 3 activity, which were effective for the Company beginning on January 1, 2011. See Note 3.

Consolidation of Investments in Separate Accounts

In April 2010, the FASB issued an accounting standard that clarifies that an insurance company should not combine any investments held in separate account interests with its interest in the same investment held in its general account when assessing the investment for consolidation. Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. The standard also provides guidance on how an insurer should consolidate an investment fund when the insurer concludes that consolidation of an investment is required and the insurer's interest is through its general account in addition to any separate accounts. The new standard became effective for the Company on January 1, 2011. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the FASB issued an accounting standard that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring ("TDR") and requires additional disclosures about a creditor's troubled debt restructuring activities. The standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. The standard became effective for the Company for interim and annual periods beginning on July 1, 2011. The Company applied the guidance in the accounting standard retrospectively for all modifications and restructuring activities that had occurred since January 1, 2011. For receivables that were considered impaired under the guidance, the Company was required to measure the impairment of those receivables prospectively in the first period of adoption. In addition, the Company must provide the disclosures about troubled debt restructuring activities in the period of adoption. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.
See Note 4.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

Consolidation of VIEs

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The adoption of the standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for variable interest entities with attributes of, or similar to, an investment company or money

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

market fund. The primary effect of this deferral is that the Company will continue to apply the consolidation rules in effect before the amended guidance discussed above for its interests in eligible entities.

Accounting for Embedded Credit Derivatives

In March 2010, the FASB issued an accounting standard that amends the accounting for embedded credit derivative features in structured securities that redistribute credit risk in the form of subordination of one financial instrument to another. The standard clarifies how to determine whether embedded credit derivative features, including those in CDOs, credit-linked notes ("CLNs"), synthetic CDOs and CLNs and other synthetic securities (e.g., commercial and residential mortgage-backed securities issued by securitization entities that wrote credit derivatives), are considered to be embedded derivatives that should be analyzed for potential bifurcation and separate accounting or, alternatively, for fair value accounting in connection with the application of the fair value option to the entire hybrid instrument. The Company adopted the standard on July 1, 2010. Upon adoption, the Company accounts for its investments in synthetic securities otherwise requiring bifurcation at fair value, with changes in fair value recognized in earnings. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the FASB issued an accounting standard that requires enhanced disclosures about the credit quality of financing receivables that are not measured at fair value. This guidance requires a greater level of disaggregated information about the credit quality of financing receivables and the related allowance for credit losses. In addition, this guidance requires disclosure of credit quality indicators, past due information, and modifications of financing receivables. For nonpublic entities, the disclosures as of the end of a reporting period became effective for annual reporting periods ended on or after December 15, 2011. The disclosures about activity that occurs during a reporting period became effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued an accounting standard that temporarily deferred the effective date for disclosures on modifications of financing receivables by creditors. In April 2011, the FASB issued an accounting standard that amended the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring. In addition, this guidance requires additional disclosures about a creditor's troubled debt restructuring activities in interim and annual periods beginning on July 1, 2011.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

The Company carries certain financial instruments at fair value. The fair value of a financial instrument is the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Fair Value Hierarchy

Assets and liabilities recorded at fair value in the consolidated balance sheets are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

    . Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

    . Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

    . Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

Valuation Methodologies

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Incorporation of Credit Risk in Fair Value Measurements

    . The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap ("CDS") or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date.

    . Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities - Trading and Available for Sale

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from third party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information in order to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by the Company's management, via periodic discussion with and information provided by the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market--observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques, and has procedures to escalate related questions internally and to the third party valuation services for resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, the Company has conducted comparisons of prices received from available sources. Management has used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. The Company also validates prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When the Company's third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types,

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including RMBS, CMBS, CDOs, other ABS and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities - Available for Sale and Trading

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale and trading portfolios. Market price data is generally obtained from exchange or dealer markets.

Partnerships and Other Invested Assets

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, the Company generally obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement.

Short-Term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income and comprehensive income by changes in separate account liabilities, which are not carried at fair value.

Derivative Assets and Liabilities

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives Included in Policyholder Contract Deposits

The fair value of embedded policy derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded policy derivatives in the Company's variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

With respect to embedded derivatives in the Company's equity-indexed life and annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. This methodology incorporates an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating rate (e.g. LIBOR) leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the U.S. Treasury yield curve. The non-performance risk adjustment also reflects a market participant's view of the Company's claims-paying ability and incorporates an additional spread to the swap curve used to value embedded policy derivatives.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value measurement based on the levels of the inputs used:

                                                                              Counterparty      Cash
At December 31, 2012                                 Level 1  Level 2 Level 3 Netting (a)  Collateral (b) Total Fair Value
--------------------                                 -------- ------- ------- ------------ -------------- ----------------
                                                                                 (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   U.S. government obligations                       $     -- $   515 $    --    $  --         $  --          $    515
   Foreign government                                       7   2,545      --       --            --             2,552
   States, territories & political subdivisions            --   1,621     633       --            --             2,254
   Corporate debt                                          --  74,506   1,240       --            --            75,746
   RMBS                                                    --   9,972   4,957       --            --            14,929
   CMBS                                                    --   1,720   2,205       --            --             3,925
   CDO/ABS                                                 --   1,745   2,654       --            --             4,399
                                                     -------- ------- -------    -----         -----          --------
Total fixed maturity securities, available for sale         7  92,624  11,689       --            --           104,320
                                                     -------- ------- -------    -----         -----          --------
Hybrid securities:
   U.S. government obligations                             48     858      --       --            --               906
   RMBS                                                    --     117     127       --            --               244
   CMBS                                                    --      15      41       --            --                56
   CDO/ABS                                                 --       8     113       --            --               121
                                                     -------- ------- -------    -----         -----          --------
Total hybrid securities                                    48     998     281       --            --             1,327
                                                     -------- ------- -------    -----         -----          --------
Equity securities, available for sale:
   Common stocks                                           17      --       9       --            --                26
   Preferred stocks                                        --      31      26       --            --                57
                                                     -------- ------- -------    -----         -----          --------
Total equity securities, available for sale                17      31      35       --            --                83
                                                     -------- ------- -------    -----         -----          --------
Equity securities, trading:
   Common stocks                                          562      --      --       --            --               562
                                                     -------- ------- -------    -----         -----          --------
Total equity securities, trading                          562      --      --       --            --               562
                                                     -------- ------- -------    -----         -----          --------
Partnerships and other invested assets (c)                  1     404   1,905       --            --             2,310
Short-term investments (d)                                 90   3,103      --       --            --             3,193
Derivative assets:
   Interest rate contracts                                  1   1,283      --       --            --             1,284
   Foreign exchange contracts                              --      16      --       --            --                16
   Equity contracts                                        64      32      21       --            --               117
   Other contracts                                         --      --       2       --            --                 2
   Counterparty netting and cash collateral                --      --      --     (230)         (433)             (663)
                                                     -------- ------- -------    -----         -----          --------
Total derivative assets                                    65   1,331      23     (230)         (433)              756
                                                     -------- ------- -------    -----         -----          --------
Separate account assets                                26,642   1,300      --       --            --            27,942
                                                     -------- ------- -------    -----         -----          --------
       Total                                         $ 27,432 $99,791 $13,933    $(230)        $(433)         $140,493
                                                     ======== ======= =======    =====         =====          ========
LIABILITIES:
Policyholder contract deposits (e)                   $     -- $    76 $ 1,040    $  --         $  --          $  1,116
Derivative liabilities:
   Interest rate contracts                                 --   1,144       2       --            --             1,146
   Foreign exchange contracts                              --      43      --       --            --                43
   Counterparty netting and cash collateral                --      --      --     (230)            8              (222)
                                                     -------- ------- -------    -----         -----          --------
Total derivative liabilities                               --   1,187       2     (230)            8               967
                                                     -------- ------- -------    -----         -----          --------
       Total                                         $     -- $ 1,263 $ 1,042    $(230)        $   8          $  2,083
                                                     ======== ======= =======    =====         =====          ========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                              Counterparty      Cash      Total Fair
At December 31, 2011                                 Level 1  Level 2 Level 3 Netting (a)  Collateral (b)   Value
--------------------                                 -------- ------- ------- ------------ -------------- ----------
                                                                        (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   U.S. government obligations                       $     -- $   547 $    --    $  --         $  --       $    547
   Foreign government                                      --   1,900      --       --            --          1,900
   States, territories & political subdivisions            --   1,201     482       --            --          1,683
   Corporate debt                                          --  72,596     978       --            --         73,574
   RMBS                                                    --   8,940   5,939       --            --         14,879
   CMBS                                                    --   1,699   1,900       --            --          3,599
   CDO/ABS                                                 --   1,452   1,951       --            --          3,403
                                                     -------- ------- -------    -----         -----       --------
Total fixed maturity securities, available for sale        --  88,335  11,250       --            --         99,585
                                                     -------- ------- -------    -----         -----       --------
Fixed maturity securities, trading:
   CDO/ABS                                                 --      --     953       --            --            953
                                                     -------- ------- -------    -----         -----       --------
Total fixed maturity securities, trading                   --      --     953       --            --            953
                                                     -------- ------- -------    -----         -----       --------
Hybrid securities:
   RMBS                                                    --      20     138       --            --            158
   CMBS                                                    --       8      --       --            --              8
   CDO/ABS                                                 --       7      13       --            --             20
                                                     -------- ------- -------    -----         -----       --------
Total hybrid securities                                    --      35     151       --            --            186
                                                     -------- ------- -------    -----         -----       --------
Equity securities, available for sale:
   Common stocks                                           18       4      36       --            --             58
   Preferred stocks                                        --      37      60       --            --             97
                                                     -------- ------- -------    -----         -----       --------
Total equity securities, available for sale                18      41      96       --            --            155
                                                     -------- ------- -------    -----         -----       --------
Partnerships and other invested assets (c)                  1     364   2,398       --            --          2,763
Short-term investments (d)                                146   1,304      --       --            --          1,450
Derivative assets:
   Interest rate contracts                                 --     159      --       --            --            159
   Foreign exchange contracts                              --   1,068      --       --            --          1,068
   Equity contracts                                        85      76       9       --            --            170
   Counterparty netting and cash collateral                --      --      --     (284)         (441)          (725)
                                                     -------- ------- -------    -----         -----       --------
Total derivative assets                                    85   1,303       9     (284)         (441)           672
                                                     -------- ------- -------    -----         -----       --------
Separate account assets                                23,732   1,371      --       --            --         25,103
                                                     -------- ------- -------    -----         -----       --------
       Total                                         $ 23,982 $92,753 $14,857    $(284)        $(441)      $130,867
                                                     ======== ======= =======    =====         =====       ========
LIABILITIES:
Policyholder contract deposits (e)                   $     -- $    -- $   800    $  --         $  --       $    800
Derivative liabilities:
   Interest rate contracts                                 --     433      10       --            --            443
   Foreign exchange contracts                              --     698      --       --            --            698
   Counterparty netting and cash collateral                --      --      --     (284)         (140)          (424)
                                                     -------- ------- -------    -----         -----       --------
Total derivative liabilities                               --   1,131      10     (284)         (140)           717
                                                     -------- ------- -------    -----         -----       --------
       Total                                         $     -- $ 1,131 $   810    $(284)        $(140)      $  1,517
                                                     ======== ======= =======    =====         =====       ========

(a)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(b)Represents cash collateral posted and received.
(c)Amounts presented for partnerships and other invested assets in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.
(d)Amounts exclude short-term investments that are carried at cost, which approximate fair value of $1.6 billion and $1.8 billion at December 31, 2012 and 2011, respectively.
(e)Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB embedded derivatives which are measured at estimated fair value on a recurring basis.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012 and 2011, Level 3 assets were 8.3 percent and 9.4 percent of total assets, respectively, and Level 3 liabilities were 0.7 percent and 0.6 percent of total liabilities, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2012.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2012 and 2011 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income during 2012 and 2011 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2012 and 2011:





                                        Net Realized and   Accumulated
                             Fair Value Unrealized Gains      Other     Purchases, Sales,
                             Beginning  (Losses) included Comprehensive   Issuances and   Gross Transfers Gross Transfers
December 31, 2012             of Year       in Income     Income (Loss) Settlements, Net        In              Out
-----------------            ---------- ----------------- ------------- ----------------- --------------- ---------------
                                                                                     (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories &
     political
     subdivisions             $   482         $  40          $   (4)         $   153          $   41          $   (79)
   Corporate debt                 978           (10)             63              (42)            796             (545)
   RMBS                         5,939           174             944             (514)            297           (1,883)
   CMBS                         1,900            36             275               45              34              (85)
   CDO/ABS                      1,951           120              89              679             367             (552)
                              -------         -----          ------          -------          ------          -------
Total fixed maturity
  securities, available for
  sale                         11,250           360           1,367              321           1,535           (3,144)
                              -------         -----          ------          -------          ------          -------
Fixed maturity securities,
  trading:
   CDO/ABS                        953           175              --           (1,128)             --               --
                              -------         -----          ------          -------          ------          -------
Total fixed maturity
  securities, trading             953           175              --           (1,128)             --               --
                              -------         -----          ------          -------          ------          -------
Hybrid securities:
   RMBS                           138            35              --              (44)             --               (2)
   CMBS                            --             3              --               38              --               --
   CDO/ABS                         13            62              --               38              --               --
                              -------         -----          ------          -------          ------          -------
Total hybrid securities           151           100              --               32              --               (2)
                              -------         -----          ------          -------          ------          -------
Equity securities,
  available for sale:
   Common stocks                   36            15             (24)             (23)              5               --
   Preferred stocks                60             9             (25)             (17)              1               (2)
                              -------         -----          ------          -------          ------          -------
Total equity securities,
  available for sale               96            24             (49)             (40)              6               (2)
                              -------         -----          ------          -------          ------          -------
Partnerships and other
  invested assets               2,398           (26)            113             (125)            416             (871)
Derivative assets
   Equity contracts                 9             2              --                5               5               --
   Other contracts                 --            --              --                2              --               --
                              -------         -----          ------          -------          ------          -------
Total derivative assets             9             2              --                7               5               --
                              -------         -----          ------          -------          ------          -------
       Total                  $14,857         $ 635          $1,431          $  (933)         $1,962          $(4,019)
                              -------         -----          ------          -------          ------          -------
LIABILITIES:
Policyholder contract
  deposits                    $  (800)        $(181)         $  (72)         $    13          $   --          $    --
Derivative liabilities, net
   Interest rate
     contracts                    (10)            8              --               --              --               --
                              -------         -----          ------          -------          ------          -------
Total derivative
  liabilities, net                (10)            8              --               --              --               --
                              -------         -----          ------          -------          ------          -------
       Total                  $  (810)        $(173)         $  (72)         $    13          $   --          $    --
                              -------         -----          ------          -------          ------          -------

                                                 Changes in
                                                 Unrealized
                                               Gains (Losses)
                                                Included in
                                                 Income on
                                                Instruments
                             Fair Value End of Held at End of
December 31, 2012                  Year             Year
-----------------            ----------------- --------------

ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories &
     political
     subdivisions                 $   633           $ --
   Corporate debt                   1,240             --
   RMBS                             4,957             --
   CMBS                             2,205             --
   CDO/ABS                          2,654             --
                                  -------           ----
Total fixed maturity
  securities, available for
  sale                             11,689             --
                                  -------           ----
Fixed maturity securities,
  trading:
   CDO/ABS                             --             --
                                  -------           ----
Total fixed maturity
  securities, trading                  --             --
                                  -------           ----
Hybrid securities:
   RMBS                               127             31
   CMBS                                41              4
   CDO/ABS                            113              1
                                  -------           ----
Total hybrid securities               281             36
                                  -------           ----
Equity securities,
  available for sale:
   Common stocks                        9             --
   Preferred stocks                    26             --
                                  -------           ----
Total equity securities,
  available for sale                   35             --
                                  -------           ----
Partnerships and other
  invested assets                   1,905             --
Derivative assets
   Equity contracts                    21             --
   Other contracts                      2             --
                                  -------           ----
Total derivative assets                23             --
                                  -------           ----
       Total                      $13,933           $ 36
                                  -------           ----
LIABILITIES:
Policyholder contract
  deposits                        $(1,040)          $196
Derivative liabilities, net
   Interest rate
     contracts                         (2)            --
                                  -------           ----
Total derivative
  liabilities, net                     (2)            --
                                  -------           ----
       Total                      $(1,042)          $196
                                  -------           ----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)






                                        Net Realized and   Accumulated
                             Fair Value Unrealized Gains      Other     Purchases, Sales,
                             Beginning  (Losses) included Comprehensive   Issuances and   Gross Transfers Gross Transfers
December 31, 2011             of Year       in Income     Income (Loss) Settlements, Net        In              Out
-----------------            ---------- ----------------- ------------- ----------------- --------------- ---------------
                                                                                     (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   Foreign government         $    --         $  --           $  --          $    1           $    --         $    (1)
   States, territories &
     political
     subdivisions                 289            --              75             179                --             (61)
   Corporate debt               1,411             7             (52)             79             1,360          (1,827)
   RMBS                         3,831           (45)            269           1,402               498             (16)
   CMBS                         1,722             1              92              71                51             (37)
   CDO/ABS                      2,007            22              90            (256)              508            (420)
                              -------         -----           -----          ------           -------         -------
Total fixed maturity
  securities, available for
  sale                          9,260           (15)            474           1,476             2,417          (2,362)
                              -------         -----           -----          ------           -------         -------
Fixed maturity securities,
  trading:
   Corporate debt                  --            --              --              (2)                2              --
   CDO/ABS                        922            31              --              --                --              --
                              -------         -----           -----          ------           -------         -------
Total fixed maturity
  securities, trading             922            31              --              (2)                2              --
                              -------         -----           -----          ------           -------         -------
Hybrid securities:
   RMBS                            --           (15)             --             153                --              --
   CDO/ABS                         --            --              --              20                --              (7)
                              -------         -----           -----          ------           -------         -------
Total hybrid securities            --           (15)             --             173                --              (7)
                              -------         -----           -----          ------           -------         -------
Equity securities,
  available for sale:
   Common stocks                   49            23              (6)            (33)                8              (5)
   Preferred stocks                31            (1)             27              --                 3              --
                              -------         -----           -----          ------           -------         -------
Total equity securities,
  available for sale               80            22              21             (33)               11              (5)
                              -------         -----           -----          ------           -------         -------
Partnerships and other
  invested assets               2,576           (13)             78            (154)                3             (92)
Derivative assets
   Interest rate
     contracts                      1           (11)             --              10                --              --
   Equity contracts                22            (3)             --               5                --             (15)
                              -------         -----           -----          ------           -------         -------
Total derivative assets            23           (14)             --              15                --             (15)
                              -------         -----           -----          ------           -------         -------
       Total                  $12,861         $  (4)          $ 573          $1,475           $ 2,433         $(2,481)
                              -------         -----           -----          ------           -------         -------
LIABILITIES:
Policyholder contract
  deposits                    $  (361)        $(426)          $  --          $  (13)          $    --         $    --
Derivative liabilities, net
   Interest rate
     contracts                     --            --              --             (10)               --              --
                              -------         -----           -----          ------           -------         -------
Total derivative
  liabilities, net                 --            --              --             (10)               --              --
                              -------         -----           -----          ------           -------         -------
       Total                  $  (361)        $(426)          $  --          $  (23)          $    --         $    --
                              -------         -----           -----          ------           -------         -------

                                                 Changes in
                                                 Unrealized
                                               Gains (Losses)
                                                Included in
                                                 Income on
                                                Instruments
                             Fair Value End of Held at End of
December 31, 2011                  Year             Year
-----------------            ----------------- --------------

ASSETS:
Fixed maturity securities,
  available for sale:
   Foreign government             $    --           $ --
   States, territories &
     political
     subdivisions                     482             --
   Corporate debt                     978             --
   RMBS                             5,939             --
   CMBS                             1,900             --
   CDO/ABS                          1,951             --
                                  -------           ----
Total fixed maturity
  securities, available for
  sale                             11,250             --
                                  -------           ----
Fixed maturity securities,
  trading:
   Corporate debt                      --             --
   CDO/ABS                            953              5
                                  -------           ----
Total fixed maturity
  securities, trading                 953              5
                                  -------           ----
Hybrid securities:
   RMBS                               138            (22)
   CDO/ABS                             13             (1)
                                  -------           ----
Total hybrid securities               151            (23)
                                  -------           ----
Equity securities,
  available for sale:
   Common stocks                       36             --
   Preferred stocks                    60             --
                                  -------           ----
Total equity securities,
  available for sale                   96             --
                                  -------           ----
Partnerships and other
  invested assets                   2,398             --
Derivative assets
   Interest rate
     contracts                         --             --
   Equity contracts                     9             --
                                  -------           ----
Total derivative assets                 9             --
                                  -------           ----
       Total                      $14,857           $(18)
                                  -------           ----
LIABILITIES:
Policyholder contract
  deposits                        $  (800)          $ --
Derivative liabilities, net
   Interest rate
     contracts                        (10)            --
                                  -------           ----
Total derivative
  liabilities, net                    (10)            --
                                  -------           ----
       Total                      $  (810)          $ --
                                  -------           ----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income as follows:

                                                               Net Realized
                                               Net Investment   Investment
                                                   Income     Gains (Losses) Total
At December 31, 2012                           -------------- -------------- -----
                                                          (In Millions)
Fixed maturity securities, available for sale      $ 447          $ (87)     $ 360
Fixed maturity securities, trading                   175             --        175
Hybrid securities                                    100             --        100
Equity securities, available for sale                 --             24         24
Partnerships and other invested assets                28            (54)       (26)
Derivative assets                                     --              2          2
Policyholder contract deposits                        --           (181)      (181)
Derivative liabilities                                --             (8)        (8)


                                                               Net Realized
                                               Net Investment   Investment
                                                   Income     Gains (Losses) Total
At December 31, 2011                           -------------- -------------- -----
                                                          (In Millions)
Fixed maturity securities, available for sale       $335          $(350)     $ (15)
Fixed maturity securities, trading                    31             --         31
Hybrid securities                                    (15)            --        (15)
Equity securities, available for sale                 --             22         22
Partnerships and other invested assets                26            (39)       (13)
Derivative assets                                    (11)            (3)       (14)
Policyholder contract deposits                        --           (426)      (426)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above for Level 3 assets and liabilities:

                                                                                     Purchases,
                                                                                       Sales,
                                                                                     Issuances
                                                                                        and
                                                                                    Settlements,
December 31, 2012                                    Purchases  Sales   Settlements   Net (a)
-----------------                                    --------- -------  ----------- ------------
                                                                    (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   States, territories & political subdivisions       $  372   $  (201)   $   (18)    $   153
   Corporate debt                                        225      (169)       (98)        (42)
   RMBS                                                  628      (193)      (949)       (514)
   CMBS                                                  277      (131)      (101)         45
   CDO/ABS                                             1,379        --       (700)        679
                                                      ------   -------    -------     -------
Total fixed maturity securities, available for sale    2,881      (694)    (1,866)        321
                                                      ------   -------    -------     -------
Fixed maturity securities, trading:
   CDO/ABS                                                --        --     (1,128)     (1,128)
                                                      ------   -------    -------     -------
Total fixed maturity securities, trading                  --        --     (1,128)     (1,128)
                                                      ------   -------    -------     -------
Hybrid securities:
   RMBS                                                   --       (16)       (28)        (44)
   CMBS                                                   57       (19)        --          38
   CDO/ABS                                             1,133      (981)      (114)         38
                                                      ------   -------    -------     -------
Total hybrid securities                                1,190    (1,016)      (142)         32
                                                      ------   -------    -------     -------
Equity securities, available for sale:
   Common stocks                                          --       (23)        --         (23)
   Preferred stocks                                       60       (75)        (2)        (17)
                                                      ------   -------    -------     -------
Total equity securities, available for sale               60       (98)        (2)        (40)
                                                      ------   -------    -------     -------
Partnerships and other invested assets                   296        --       (421)       (125)
Derivative assets
   Equity contracts                                        5        --         --           5
   Other contracts                                         2        --         --           2
                                                      ------   -------    -------     -------
Total derivative assets                                    7        --         --           7
                                                      ------   -------    -------     -------
       Total                                          $4,434   $(1,808)   $(3,559)    $  (933)
                                                      ------   -------    -------     -------
LIABILITIES:
Policyholder contract deposits                        $   --   $   (22)   $    35     $    13
                                                      ------   -------    -------     -------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                   Purchases,
                                                                                     Sales,
                                                                                   Issuances
                                                                                      and
                                                                                  Settlements,
December 31, 2011                                    Purchases Sales  Settlements   Net (a)
-----------------                                    --------- -----  ----------- ------------
                                                                   (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   Foreign government                                 $    1   $  --    $    --      $    1
   States, territories & political subdivisions          179      --         --         179
   Corporate debt                                        350    (119)      (152)         79
   RMBS                                                2,476    (317)      (757)      1,402
   CMBS                                                  244     (21)      (152)         71
   CDO/ABS                                               397      (7)      (646)       (256)
                                                      ------   -----    -------      ------
Total fixed maturity securities, available for sale    3,647    (464)    (1,707)      1,476
                                                      ------   -----    -------      ------
Fixed maturity securities, trading:
   Corporate debt                                         --      --         (2)         (2)
                                                      ------   -----    -------      ------
Total fixed maturity securities, trading                  --      --         (2)         (2)
                                                      ------   -----    -------      ------
Hybrid securities:
   RMBS                                                  178      --        (25)        153
   CDO/ABS                                                20      --         --          20
                                                      ------   -----    -------      ------
Total hybrid securities                                  198      --        (25)        173
                                                      ------   -----    -------      ------
Equity securities, available for sale:
   Common stocks                                          --     (31)        (2)        (33)
   Preferred stocks                                       19     (19)        --          --
                                                      ------   -----    -------      ------
Total equity securities, available for sale               19     (50)        (2)        (33)
                                                      ------   -----    -------      ------
Partnerships and other invested assets                   238    (126)      (266)       (154)
Derivative assets
   Interest rate contracts                                10      --         --          10
   Equity contracts                                        5      --         --           5
                                                      ------   -----    -------      ------
Total derivative assets                                   15      --         --          15
                                                      ------   -----    -------      ------
       Total                                          $4,117   $(640)   $(2,002)     $1,475
                                                      ------   -----    -------      ------
LIABILITIES:
Policyholder contract deposits                        $   --   $ (18)   $     5      $  (13)
Derivative liabilities, net
   Interest rate contracts                               (10)     --         --         (10)
                                                      ------   -----    -------      ------
Total derivative liabilities, net                        (10)     --         --         (10)
                                                      ------   -----    -------      ------
       Total                                          $  (10)  $ (18)   $     5      $  (23)
                                                      ------   -----    -------      ------

(a)There were no issuances during the years ended December 31, 2012 and 2011.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2012 and 2011 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


During the year ended December 31, 2012, transfers into Level 3 included certain RMBS, CMBS, CDO/ABS, private placement corporate debt and certain private equity funds and hedge funds. Transfers of certain RMBS and certain CDO/ABS into Level 3 were related to decreased observations of market transactions and price information for those securities. The transfers of investments in certain other RMBS and CMBS into Level 3 were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Transfers of private placement corporate debt and certain other ABS into Level 3 were primarily the result of limited market pricing information that required the Company to determine fair value for these securities based on inputs that are adjusted to better reflect the Company's own assumptions regarding the characteristics of a specific security or associated market liquidity. Certain private equity fund and hedge fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting, consistent with the changes to the Company's influence over the respective investments. Other hedge fund investments were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of the Company's ownership interest. During the year ended December 31, 2012, transfers out of Level 3 assets primarily related to certain RMBS, ABS, investments in private placement corporate debt and private equity funds and hedge funds. Transfers of certain RMBS out of Level 3 assets were based on consideration of the market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of ABS and private placement corporate debt out of Level 3 assets were primarily the result of the Company using observable pricing information that reflects the fair value of those securities without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. The removal of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting based on our level of influence over the respective investments, resulted in the transfer of certain hedge fund and private equity fund investments out of Level 3.

The Company had no transfers of liabilities into or out of Level 3 during the year ended December 31, 2012.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Quantitative Information About Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to the Company, such as data from pricing vendors and from internal valuation models. Because input information with respect to certain Level 3 instruments may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                                  Fair Value at                                                                Range
                                December 31, 2012 Valuation Technique     Unobservable Input (a)       (Weighted Average)(a)
                                ----------------- -------------------- ------------------------------ -------------------------
                                  (In Millions)
ASSETS:
RMBS                                 $4,500       Discounted cash flow  Constant prepayment rate (c)    0.00% - 11.22% (5.46%)
                                                                                   Loss severity (c)  39.40% - 78.75% (59.08%)
                                                                           Constant default rate (c)    3.45% - 12.63% (8.04%)
                                                                                           Yield (c)    2.99% - 10.08% (6.53%)
Certain CDO/ABS                         568       Discounted cash flow  Constant prepayment rate (c)   0.00% - 50.61% (18.40%)
                                                                           Constant default rate (c)     0.00% - 0.31% (0.02%)
                                                                                           Yield (c)     0.30% - 5.51% (2.91%)
CMBS                                  1,454       Discounted cash flow                     Yield (b)    0.00% - 17.57% (8.33%)
LIABILITIES:
Policyholder contract deposits        1,040       Discounted cash flow Equity implied volatility (b)            6.00% - 39.00%
                                                                                Base lapse rates (b)            1.00% - 40.00%
                                                                             Dynamic lapse rates (b)            0.20% - 60.00%
                                                                                 Mortality rates (b)            0.50% - 40.00%
                                                                               Utilization rates (b)            0.50% - 25.00%

(a)The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by the Company. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by the Company because there are other factors relevant to the specific tranches owned by the Company including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that the Company believes would be used by market participants when valuing these assets and liabilities.
(c)Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of +/--one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to the Company's risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

The Company considers unobservable inputs to be those for which market data is not available and that are developed using the best information available to the Company about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates ("CPR"), constant default rates ("CDR"), loss severity, and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in yield, CPR, CDR, and loss severity, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

The significant unobservable inputs used for embedded derivatives in policyholder contract deposits measured at fair value, mainly GMWB for variable annuity products, are equity volatility, mortality rates, lapse rates and utilization rates. Mortality, lapse and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value, while increases in lapse rates and mortality rates will decrease the fair value of the liability associated with the GMWB.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value Per Share

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.




                                    Investment Category Includes
                            ---------------------------------------------

INVESTMENT CATEGORY
Private equity funds:
   Leveraged buyout         Debt and/or equity investments made as
                            part of a transaction in which assets of
                            mature companies are acquired from the
                            current shareholders, typically with the use
                            of financial leverage.
   Non-U.S.                 Investments that focus primarily on Asian
                            and European based buyouts, expansion
                            capital, special situations, turnarounds,
                            venture capital, mezzanine and distressed
                            opportunities strategies.
   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a return
                            through an eventual realization event, such
                            as an initial public offering or sale of the
                            company.
   Distressed               Securities of companies that are already in
                            default, under bankruptcy protection, or
                            troubled.
   Other                    Real estate, energy, multi-strategy,
                            mezzanine, and industry-focused strategies.

Total private equity funds

Hedge funds:
   Event-driven             Securities of companies undergoing
                            material structural changes, including
                            mergers, acquisitions and other
                            reorganizations.
   Long-short               Securities that the manager believes are
                            undervalued, with corresponding short
                            positions to hedge market risk.
   Distressed               Securities of companies that are already in
                            default, under bankruptcy protection or
                            troubled.
   Other                    Non-U.S. companies, futures and
                            commodities, macro and multi-strategy and
                            industry-focused strategies.

Total hedge funds

Total

                                 December 31, 2012            December 31, 2011
                            ---------------------------- ----------------------------
                            Fair Value Using  Unfunded   Fair Value Using  Unfunded
                            Net Asset Value  Commitments Net Asset Value  Commitments
                            ---------------- ----------- ---------------- -----------
                                                  (In Millions)
INVESTMENT CATEGORY
Private equity funds:
   Leveraged buyout              $1,020         $224          $1,042         $263




   Non-U.S.                           7            1              12            8




   Venture capital                   55            9             141           11




   Distressed                        63           12             117           35


   Other                            116           32             468          126

                                 ------         ----          ------         ----
Total private equity funds        1,261          278           1,780          443
                                 ------         ----          ------         ----
Hedge funds:
   Event-driven                     319            2             338            2



   Long-short                       395           --             242           --


   Distressed                       261           --             192            5


   Other                             52           --             173           --


                                 ------         ----          ------         ----
Total hedge funds                 1,027            2             945            7
                                 ------         ----          ------         ----
Total                            $2,288         $280          $2,725         $450
                                 ======         ====          ======         ====

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments. At December 31, 2012, assuming average original expected lives of 10 years for the funds, 49 percent of the total fair value using net asset value or its equivalent above would have expected remaining lives of less than three years, 49 percent between three and seven years and 2 percent between seven and 10 years.

At December 31, 2012, hedge fund investments included above are redeemable quarterly (34 percent), semi-annually (17 percent) and annually (49 percent), with redemption notices ranging from 30 days to 180 days. More than 73 percent require redemption notices of less than 90 days. Investments representing approximately 100 percent of the value of the hedge fund investments cannot be redeemed, either in whole or in part, because the investments

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

include various restrictions. The majority of these restrictions were put in place prior to 2009 and do not have stated end dates. The restrictions that have pre-defined end dates are generally expected to be lifted by the end of 2013. The partial restrictions relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

Fair Value Option - Fixed Maturity Securities, Trading, Hybrid Securities and Policyholder Contract Deposits

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded gains of $177 million, $30 million and $375 million in the years ended December 31, 2012, 2011 and 2010, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income.

The Company has elected fair value accounting for its hybrid securities. Net unrealized gains (losses) included in net investment income on the consolidated statements of income were $206 million and $(24) million for the years ended December 31, 2012 and 2011, respectively. The Company did not invest in any hybrid securities in 2010.

In 2011, the Company assumed GIC liabilities, which are reported in policyholder contract deposits on the balance sheets, from AIG Matched Funding Corp. ("AIGMFC"). AIGMFC had elected fair value accounting for its GIC liabilities and the Company will maintain this election. The change in the fair value of the GIC liabilities were $(3) million and $78 million in the years ended December 31, 2012 and 2011, respectively, and were reported in policyholder benefits in the statements of income. The change in the value of the GIC liabilities was partially offset with swaps used to hedge the Company's interest rate risk. See Note 16 for additional information.

Fair Value Measurements on a Non-Recurring Basis

The Company measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Note 2 herein for additional information about how the Company tests various asset classes for impairment.

Fair Value Information about Financial Instruments Not Measured at Fair Value

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

Mortgage and Other Loans Receivable

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

Policy Loans

The fair values of the policy loans are generally estimated based on unpaid principal amount as of each reporting date, or in some cases, based on the present value of the loans using a discounted cash flow model.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Partnerships and Other Invested Assets

The majority of partnerships and other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which the Company uses the equity method of accounting. The fair value of the Company's investment in these funds is measured based on the Company's share of the funds' reported net asset value.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Policyholder Contract Deposits Associated with Investment-type Contracts

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the estimated fair value and carrying value of the Company's financial instruments not measured at fair value and indicates the level of the estimated fair value measurement based on the levels of the inputs used:

                                             Estimated Fair Value
                                        -------------------------------
                                                                        Carrying
                                        Level 1 Level 2 Level 3  Total   Value
                                        ------- ------- ------- ------- --------
                                                     (In Millions)
December 31, 2012
ASSETS
Mortgage and other loans receivable      $ --   $  189  $ 8,906 $ 9,095 $ 8,245
Policy loans                               --       --    1,587   1,587   1,587
Partnerships and other invested assets     --       54       --      54      54
Short-term investments                     --    1,600       --   1,600   1,600
Cash                                      325       --       --     325     325
LIABILITIES
Policyholder contract deposits (a)         --      245   64,115  64,360  57,452
Notes payable                              --       --      224     224     240
December 31, 2011 (b)
ASSETS
Mortgage and other loans receivable                             $ 9,137 $ 8,418
Policy loans                                                      1,920   1,642
Partnerships and other invested assets                               59      59
Short-term investments                                            1,756   1,756
Cash                                                                292     292
LIABILITIES
Policyholder contract deposits (a)                               58,139  52,352
Notes payable                                                       349     376

(a)Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.
(b)Estimated fair value measurement based on the levels of the inputs used is not required for 2011.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available for Sale Securities

The amortized cost or cost, gross unrealized gains and losses, and fair value of fixed maturity and equity securities available for sale by major category were as follows:

                                                                                                 Other-Than-
                                                                    Gross      Gross              Temporary
                                                      Amortized   Unrealized Unrealized  Fair    Impairments
                                                     Cost or Cost   Gains      Losses    Value   in AOCI (a)
                                                     ------------ ---------- ---------- -------- -----------
                                                                          (In Millions)
December 31, 2012
Fixed maturity securities, available for sale:
   U.S. government obligations                         $   413     $   102     $  --    $    515    $  --
   Foreign government                                    2,243         317        (8)      2,552       --
   States, territories & political subdivisions          2,015         245        (6)      2,254       --
   Corporate debt                                       66,448       9,607      (309)     75,746       79
   RMBS                                                 13,641       1,506      (218)     14,929      469
   CMBS                                                  3,462         546       (83)      3,925      185
   CDO/ABS                                               4,217         256       (74)      4,399       43
                                                       -------     -------     -----    --------    -----
Total fixed maturity securities, available for sale     92,439      12,579      (698)    104,320      776
Equity securities, available for sale:
   Common stocks                                            12          14        --          26       --
   Preferred stocks                                         42          15        --          57       --
                                                       -------     -------     -----    --------    -----
Total equity securities, available for sale                 54          29        --          83       --
Investment in AIG                                           10          --        (6)          4       --
                                                       -------     -------     -----    --------    -----
Total                                                  $92,503     $12,608     $(704)   $104,407    $ 776
                                                       =======     =======     =====    ========    =====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                Other-Than-
                                                                    Gross      Gross             Temporary
                                                      Amortized   Unrealized Unrealized  Fair   Impairments
                                                     Cost or Cost   Gains      Losses    Value  in AOCI (a)
                                                     ------------ ---------- ---------- ------- -----------
                                                                         (In Millions)
December 31, 2011
Fixed maturity securities, available for sale:
   U.S. government obligations                         $   422      $  125    $    --   $   547    $  --
   Foreign government                                    1,704         204         (8)    1,900       --
   States, territories & political subdivisions          1,491         198         (6)    1,683       --
   Corporate debt                                       66,654       7,780       (860)   73,574       66
   RMBS                                                 14,929         774       (824)   14,879     (228)
   CMBS                                                  3,475         352       (228)    3,599      120
   CDO/ABS                                               3,397         213       (207)    3,403       14
                                                       -------      ------    -------   -------    -----
Total fixed maturity securities, available for sale     92,072       9,646     (2,133)   99,585      (28)
Equity securities, available for sale:
   Common stocks                                            28          33         (3)       58       --
   Preferred stocks                                         54          43         --        97       --
                                                       -------      ------    -------   -------    -----
Total equity securities, available for sale                 82          76         (3)      155       --
Investment in AIG                                           10          --         (7)        3       --
                                                       -------      ------    -------   -------    -----
Total                                                  $92,164      $9,722    $(2,143)  $99,743    $ (28)
                                                       -------      ------    -------   -------    -----

(a)Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. This amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012 and 2011:

                                                     Less than 12 Months 12 Months or More       Total
                                                     ------------------  ----------------  ----------------
                                                               Gross              Gross             Gross
                                                     Fair    Unrealized  Fair   Unrealized Fair   Unrealized
                                                     Value     Losses    Value    Losses   Value    Losses
                                                     ------  ----------  ------ ---------- ------ ----------
                                                                         (In Millions)
December 31, 2012
Fixed maturity securities, available for sale:
   Foreign government                                $  378    $  (8)    $    3   $  --    $  381   $  (8)
   States, territories & political subdivisions         326       (6)         1      --       327      (6)
   Corporate debt                                     4,111     (131)     2,048    (178)    6,159    (309)
   RMBS                                                 142       (2)       959    (216)    1,101    (218)
   CMBS                                                  86       (2)       278     (81)      364     (83)
   CDO/ABS                                              882      (22)       716     (52)    1,598     (74)
                                                     ------    -----     ------   -----    ------   -----
Total fixed maturity securities, available for sale   5,925     (171)     4,005    (527)    9,930    (698)
Investment in AIG                                        --       --          4      (6)        4      (6)
                                                     ------    -----     ------   -----    ------   -----
Total                                                $5,925    $(171)    $4,009   $(533)   $9,934   $(704)
                                                     ------    -----     ------   -----    ------   -----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                     Less than 12 Months 12 Months or More       Total
                                                     -----------------   ----------------  -----------------
                                                                Gross             Gross              Gross
                                                      Fair    Unrealized Fair   Unrealized  Fair   Unrealized
                                                      Value     Losses   Value    Losses    Value    Losses
                                                     -------  ---------- ------ ---------- ------- ----------
                                                                          (In Millions)
December 31, 2011
Fixed maturity securities, available for sale:
   Foreign government                                $   233    $  (8)   $   --  $    --   $   233  $    (8)
   States, territories & political subdivisions           12       (1)       40       (5)       52       (6)
   Corporate debt                                      7,152     (433)    3,069     (427)   10,221     (860)
   RMBS                                                3,562     (281)    1,975     (543)    5,537     (824)
   CMBS                                                  809      (81)      425     (147)    1,234     (228)
   CDO/ABS                                               676      (21)      884     (186)    1,560     (207)
                                                     -------    -----    ------  -------   -------  -------
Total fixed maturity securities, available for sale   12,444     (825)    6,393   (1,308)   18,837   (2,133)
Equity securities, available for sale:
   Common stocks                                           8       (3)       --       --         8       (3)
                                                     -------    -----    ------  -------   -------  -------
Total equity securities, available for sale                8       (3)       --       --         8       (3)
Investment in AIG                                          2       (7)       --       --         2       (7)
                                                     -------    -----    ------  -------   -------  -------
Total                                                $12,454    $(835)   $6,393  $(1,308)  $18,847  $(2,143)
                                                     =======    =====    ======  =======   =======  =======

As of December 31, 2012, the Company held 1,337 individual fixed maturity and equity securities that were in an unrealized loss position, of which 678 individual securities were in a continuous unrealized loss position for twelve months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2012, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2012:

                                                             Total Fixed Maturity Available
                                                             for Sale Securities
                                                             ------------------------------
                                                             Amortized
                                                               Cost         Fair Value
                                                             ---------      ----------
                                                                   (In Millions)
Due in one year or less                                       $ 2,827        $  2,898
Due after one year through five years                          10,806          11,742
Due after five years through ten years                         27,555          30,897
Due after ten years                                            29,931          35,530
Mortgage-backed, asset-backed and collateralized securities    21,320          23,253
                                                              -------        --------
Total fixed maturity securities available for sale            $92,439        $104,320
                                                              =======        ========

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

The Company's investments at December 31, 2012 and 2011 did not include any investments in a single issuer that exceeded 10 percent of the Company's consolidated shareholder's equity.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Trading Securities

ML II

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus participation in the residual cash flows, each of which is subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither AIG nor the Company had any control rights over ML II. The Company determined that ML II was a VIE and the Company was not the primary beneficiary. The transfer of RMBS to ML II was accounted for as a sale. The Company elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

As the controlling member of ML II, the New York Fed directed ML II to sell its RMBS assets through a series of auctions held since 2011. Proceeds from the sale of the RMBS assets were used to repay in full the New York Fed's loan to ML II and the Company's deferred purchase price, including any accrued interest due, in accordance with the terms of the definitive agreements governing the sale of the RMBS assets, with any residual interests shared between the New York Fed and the domestic securities lending program participants.

Through a series of transactions that occurred during 2012, the New York Fed initiated the sales of the remaining securities held by ML II. These sales resulted in the Company receiving principal payments of $157 million on March 1, 2012 and additional cash receipts of $972 million on March 15, 2012 from ML II that consisted of $563 million, $82 million, and $327 million in principal, contractual interest and residual cash flows, respectively, effectively monetizing the Company's ML II interests.

The total amount received of $1.13 billion by the Company from ML II was remitted as a return of capital to the Company's intermediate parent company and ultimately remitted to AIG.

Net unrealized gains (losses) included in the consolidated statements of income from fixed maturity securities classified as trading securities in 2012, 2011 and 2010 were $(155) million, $5 million, and $350 million, respectively.

Invested Assets on Deposit and Pledged as Collateral

The invested assets on deposit, and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity and other securities.

                                                                  December 31, December 31,
                                                                      2012         2011
                                                                  ------------ ------------
                                                                        (In Millions)
Invested assets on deposit:
   Regulatory agencies                                                $ 87         $95
Invested assets pledged as collateral:
   Advance agreements - Federal Home Loan Bank of Dallas                15          20
   Advance agreements - Federal Home Loan Bank of Cincinnati            15          14
   Advance agreements - Federal Home Loan Bank of San Francisco         25          25
   FHLB collateral                                                     283          --

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


SECURITIES LENDING

During 2012, the Company began utilizing a securities lending program to supplement liquidity or for other uses as deemed appropriate by management. Under these programs, the Company lends securities to financial institutions and receives collateral equal to 102 percent of the fair value of the loaned securities. Reinvestment of cash collateral received is restricted to highly liquid short-term investments. The Company is obligated to return the cash collateral received to its counterparties. Elements of the securities lending program are presented below as of December 31:

                                                               2012
                                                           -------------
                                                           (In Millions)
       Securities on loan: (a)
          Amortized cost..................................    $1,234
          Estimated fair value............................     1,420
       Cash collateral on deposit from counterparties (b)      1,466
       Reinvestment portfolio - estimated fair value           1,466

(a)Included within Fixed maturity securities, available for sale on the consolidated balance sheets.
(b)Included within Short-term investments on the consolidated balance sheets. Liability is reported in securities lending payable.

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2012, the Company had direct U.S. commercial mortgage loan exposure of $7.9 billion. At that date, substantially all of the U.S. loans were current.

The U.S. commercial loan exposure by state and type of loan, at December 31, 2012, were as follows:

State         # of Loans Amount * Apartments Offices Retails Industrials Hotels Others % of Total
-----         ---------- -------- ---------- ------- ------- ----------- ------ ------ ----------
                                                ($ In Millions)
California       138      $1,736     $ 58    $  481  $  193     $431      $221   $352     22.0%
New York          64       1,075      157       658      74       29        44    113     13.6%
New Jersey        51         729      373       150     164        3        --     39      9.2%
Texas             37         464       27       196      51      115        53     22      5.9%
Pennsylvania      51         425       54        95     145      107        17      7      5.4%
Other states     321       3,475      281     1,375     813      192       356    458     43.9%
                 ---      ------     ----    ------  ------     ----      ----   ----    -----
   Total         662      $7,904     $950    $2,955  $1,440     $877      $691   $991    100.0%
                 ===      ======     ====    ======  ======     ====      ====   ====    =====

* Excludes portfolio valuation allowance

The following table presents the credit quality indicators for commercial mortgage loans:

                                                                            Class
                                                     ----------------------------------------------------
                                          # of Loans Apartments Offices Retails Industrials Hotels Others Total  % of Total
December 31, 2012                         ---------- ---------- ------- ------- ----------- ------ ------ ------ ----------
                                                                           ($ In Millions)
Credit Quality Indicator:
   In good standing                          646        $941    $2,835  $1,414     $875      $691   $912  $7,668    97.0%
   Restructured (a)                           12           9       107      --        2        --     27     145     1.8%
   90 days or less delinquent                 --          --        --      --       --        --     --      --     0.0%
   >90 days delinquent or in process of
     foreclosure                               4          --        13      26       --        --     52      91     1.2%
                                             ---        ----    ------  ------     ----      ----   ----  ------   -----
Total (b)                                    662        $950    $2,955  $1,440     $877      $691   $991  $7,904   100.0%
                                             ===        ====    ======  ======     ====      ====   ====  ======   =====
Valuation allowance                                     $  2    $   39  $   13     $  1      $  1   $ 23  $   79     1.0%
                                             ---        ----    ------  ------     ----      ----   ----  ------   -----

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect valuation allowances.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company owns mortgages with a carrying value of $82 million and $84 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation at December 31, 2012 and 2011, respectively.

As discussed in Note 2 - Summary of Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreement, and a general reserve for probable incurred but not specifically identified losses.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for the Company to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The Company's mortgage and other loan valuation allowance activity are as follows:

                                                         2012  2011   2010
                                                         ----  ----  -----
                                                           (In Millions)
     Allowance, beginning of year                        $233  $319  $ 330
        Additions (reductions) to allowance for losses    (62)  (32)   179
        Charge-offs, net of recoveries                    (16)  (54)  (190)
                                                         ----  ----  -----
     Allowance, end of year                              $155  $233  $ 319
                                                         ----  ----  -----

The Company's impaired mortgage loans are as follows:

                                                      2012  2011  2010
                                                      ----  ----  ----
                                                        (In Millions)
         Impaired loans with valuation allowances     $ 75  $108  $288
         Impaired loans without valuation allowances     7    69   179
                                                      ----  ----  ----
            Total impaired loans                        82   177   467
         Valuation allowances on impaired loans        (27)  (18)  (58)
                                                      ----  ----  ----
            Impaired loans, net                       $ 55  $159  $409
                                                      ====  ====  ====

The Company recognized $4 million, $10 million and $15 million in interest income on the above impaired mortgage loans for the years ended December 31, 2012, 2011 and 2010, respectively.

Troubled Debt Restructurings

The Company modifies loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves the Company granting a concession to the troubled debtor, the modification is deemed to be a TDR. The Company assesses whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

The Company held $11 million and $153 million of commercial mortgage loans that had been modified in a TDR at December 31, 2012 and 2011, respectively. The Company had no other loans that had been modified in a TDR. At December 31, 2012 these commercial mortgage loans had no related total allowances for credit losses. At December 31, 2011, these commercial mortgage loans had related total allowances for credit losses of $23 million.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, as they are all performing according to the restructured terms.

As the result of each loan's TDR, the Company assessed the adequacy of any additional allowance for credit losses with respect to such loans, and in all cases no additional allowance for credit losses, aside from the one that had already been provided for each loan prior to their 2012 and 2011 restructurings, was deemed necessary. In certain cases, based on an assessment of amounts deemed uncollectible, a portion of a loan restructured in a TDR may be charged off against the allowance for credit losses.

PARTNERSHIPS

Investments in partnerships totaled $6.6 billion and $6.5 billion at December 31, 2012 and 2011, respectively, and were comprised of 492 partnerships and 518 partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination/withdrawal provisions.

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                                   2012    2011    2010
                                                  ------  ------  ------
                                                       (In Millions)
      Investment income:
         Fixed maturities                         $5,792  $5,404  $5,970
         Equity securities                            67       2       6
         Mortgage and other loans                    526     540     535
         Policy loans                                102     106     111
         Investment real estate                       73      59      39
         Partnerships and other invested assets      650     508     648
         Securities Lending                            2      --       3
         Other investment income                      12      12      35
                                                  ------  ------  ------
      Gross investment income                      7,224   6,631   7,347
      Investment expenses                           (223)   (191)   (134)
                                                  ------  ------  ------
      Net investment income                       $7,001  $6,440  $7,213
                                                  ======  ======  ======

The carrying value of investments that produced no investment income during 2012 was $178 million, which is less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


NET REALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) by type of investment were as follows for the years ended December 31:

                                                          2012    2011   2010
                                                         ------  -----  -----
                                                             (In Millions)
 Sales of fixed maturity securities, available for sale  $1,506  $ 760  $ 747
 Sales of equity securities, available for sale              25     30     58
 Mortgage and other loans                                    73     55   (139)
 Investment real estate                                      12     15      1
 Partnerships and other invested assets                     (21)  (144)     5
 Derivatives                                               (669)  (336)  (226)
 Securities lending collateral, including other-than-
   temporary impairments                                     --     --    112
 Other-than-temporary impairments                          (379)  (598)  (962)
                                                         ------  -----  -----
 Net realized investment gains (losses) before taxes     $  547  $(218) $(404)
                                                         ======  =====  =====

The following table presents the gross realized gains and gross realized losses from sales or redemptions of the Company's available for sale securities as follows for the years ended December 31:

                                 2012              2011              2010
                           ----------------  ----------------  ----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
                            Gains    Losses   Gains    Losses   Gains    Losses
                           -------- -------- -------- -------- -------- --------
                                               (In Millions)
Fixed maturity securities   $1,598    $(92)    $821     $(61)    $833     $(86)
Equity securities               31      (6)      37       (7)      61       (3)
                            ------    ----     ----     ----     ----     ----
Total                       $1,629    $(98)    $858     $(68)    $894     $(89)
                            ======    ====     ====     ====     ====     ====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CREDIT IMPAIRMENTS

The following table presents a rollforward of the cumulative credit loss component of other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities held by the Company, and includes structured, corporate, municipal and sovereign fixed maturity securities for the years ended December 31:

                                                                        2012    2011    2010
                                                                       ------  ------  ------
                                                                            (In Millions)
Balance, beginning of year                                             $2,775  $2,762  $2,371
Increases due to:
   Credit impairments on new securities subject to impairment losses       96     177     364
   Additional credit impairments on previously impaired securities        194     278     509
Reductions due to:
   Credit impaired securities fully disposed for which there
     was no prior intent or requirement to sell                          (520)   (160)   (343)
   Credit impaired securities for which there is a current intent
     or anticipated requirement to sell                                    --      --      (6)
   Accretion on securities previously impaired due to credit             (422)   (272)   (133)
Other                                                                       3     (10)     --
                                                                       ------  ------  ------
Balance, end of year                                                   $2,126  $2,775  $2,762
                                                                       ======  ======  ======

PURCHASED CREDIT IMPAIRED SECURITIES

In 2011, the Company began purchasing certain RMBS securities that had experienced deterioration in credit quality since their issuance. Management determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at acquisition that the Company would not collect all contractually required payments for these PCI securities, including both principal and interest and considering the effects of prepayments,. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on management's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. Over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, the accretable yield and the non-accretable difference can change, as discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to the Company's policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following tables present information on the Company's PCI securities, which are included in fixed maturity securities, available for sale:

                                                               At Date of
                                                               Acquisition
                                                              -------------
                                                              (In Millions)
    Contractually required payments (principal and interest)     $6,789
    Cash flows expected to be collected (a)                       5,338
    Recorded investment in acquired securities                    3,427

(a)Represents undiscounted expected cash flows, including both principal and interest.

                                      December 31, 2012 December 31, 2011
                                      ----------------- -----------------
                                                 (In Millions)
       Outstanding principal balance       $4,262            $3,941
       Amortized cost                       2,794             2,693
       Fair value                           3,189             2,523

The following table presents activity for the accretable yield on PCI securities for the years ended December 31:

                                                                 2012    2011
                                                                ------  ------
                                                                 (In Millions)
 Balance, beginning of year                                     $1,695  $   --
    Newly purchased PCI securities                                 486   1,574
    Accretion                                                     (244)   (141)
    Decreases due to disposal                                     (175)     --
    Effect of changes in interest rate indices                     (84)    (23)
    Net reclassification from (to) non-accretable difference,
      including effects of prepayments                              56     285
                                                                ------  ------
 Balance, end of year                                           $1,734  $1,695
                                                                ======  ======

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amount and fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------  ---------------------
                                                     Notional    Fair     Notional     Fair
                                                    Amount (a) Value (b) Amount (a)  Value (b)
                                                    ---------- --------- ----------  ---------
                                                                  (In Millions)
December 31, 2012
Derivatives not designated as hedging instruments:
   Interest rate contracts                           $ 5,159    $1,284    $ 5,687     $1,146
   Foreign exchange contracts                            108        16        165         43
   Equity contracts                                    3,550       117         --         --
   Other contracts (c)                                10,323         2     18,235      1,040
                                                     -------    ------    -------     ------
Total derivatives, gross                             $19,140     1,419    $24,087      2,229
                                                     =======    ------    =======     ------
   Counterparty netting (d)                                       (230)                 (230)
   Cash collateral (e)                                            (433)                    8
                                                                ------                ------
Total derivatives, net                                             756                 2,007
                                                                ------                ------
Less: Bifurcated embedded derivatives                               --                 1,040
                                                                ------                ------
Total derivatives on balance sheets                             $  756                $  967
                                                                ======                ======

                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------  ---------------------
                                                     Notional    Fair     Notional     Fair
                                                    Amount (a) Value (b) Amount (a)  Value (b)
                                                    ---------- --------- ----------  ---------
                                                                  (In Millions)
December 31, 2011
Derivatives not designated as hedging instruments:
   Interest rate contracts                            $1,523    $  159    $ 2,734     $  443
   Foreign exchange contracts                          4,069     1,068      4,474        698
   Equity contracts                                    3,580       170         --         --
   Other contracts (c)                                    --        --     14,636        800
                                                      ------    ------    -------     ------
Total derivatives, gross                              $9,172     1,397    $21,844      1,941
                                                      ======    ------    =======     ------
   Counterparty netting (d)                                       (284)                 (284)
   Cash collateral (e)                                            (441)                 (140)
                                                                ------                ------
Total derivatives, net                                             672                 1,517
                                                                ------                ------
Less: Bifurcated embedded derivatives                               --                   800
                                                                ------                ------
Total derivatives on balance sheets                             $  672                $  717
                                                                ======                ======

(a)Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.
(b)See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.
(c)Included in Other contracts are bifurcated embedded derivatives, which are recorded in policyholder contract deposits.
(d)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(e)Represents cash collateral posted and received.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of specific equity-indexed universal life and variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

The Company issues or has issued certain equity-indexed universal life and variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying consolidated statements of income.

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the consolidated statements of income:

                                                        2012   2011   2010
                                                       -----  -----  -----
                                                          (In Millions)
    Derivatives not designated as hedging instruments
       Interest rate contracts                         $  (8) $(173) $(128)
       Foreign exchange contracts                        (46)   156   (257)
       Equity contracts                                 (101)   118   (146)
       Other contracts                                  (514)  (437)   305
                                                       -----  -----  -----
    Total                                              $(669) $(336) $(226)
                                                       =====  =====  =====

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. The Company had $231 million and $155 million of net derivative assets at December 31, 2012 and 2011, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

While the Company enters into various arrangements with VIEs in the normal course of business, the Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. In all instances, the Company consolidates the VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's involvement with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders to.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

Exposure to Loss

The Company's total off balance sheet exposure associated with VIEs, primarily consisting of commitments to real estate and investment funds, was $55 million and $80 million at December 31, 2012 and 2011, respectively.

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents the Company's total assets, total liabilities and off-balance sheet exposure associated with its variable interests in consolidated VIEs:

                                                               At December 31,
                                         --------------------------------------------------------
                                          VIE Assets   VIE Liabilities Off-Balance Sheet Exposure
                                         ------------- --------------- --------------------------
                                          2012   2011  2012    2011    2012          2011
                                         ------ ------ ----    ----    ----          ----
                                                               (In Millions)
     Castle 1 Trust                      $  632 $  720 $324    $419    $--           $--
     Castle 2 Trust                         634    730  274     389     --            --
     Investment in limited partnerships     665    710   23      50     --            --
                                         ------ ------  ----    ----   ---           ---
     Total                               $1,931 $2,160 $621    $858    $--           $--
                                         ====== ======  ====    ====   ===           ===

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                                 Maximum Exposure to Loss
                                               -----------------------------
                                     Total VIE On-Balance Off-Balance
   December 31, 2012                  Assets     Sheet       Sheet    Total
   -----------------                 --------- ---------- ----------- ------
                                                  (In Millions)
   Real estate and investment funds   $ 5,448    $  779       $55     $  834
                                      -------    ------       ---     ------
   Total                              $ 5,448    $  779       $55     $  834
                                      =======    ======       ===     ======
   December 31, 2011
   -----------------
   Real estate and investment funds   $ 5,725    $  830       $80     $  910
   Maiden Lane II                       9,254       953        --        953
                                      -------    ------       ---     ------
   Total                              $14,979    $1,783       $80     $1,863
                                      =======    ======       ===     ======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Balance Sheet Classification

The Company's interest in the assets and liabilities of consolidated and unconsolidated VIEs was classified on the Company's consolidated balance sheets as follows:

                                                    At December 31,
                                               ----------------------------
                                               Consolidated  Unconsolidated
                                                   VIEs         VIEs
                                               ------------- --------------
                                                2012   2011  2012    2011
                                               ------ ------ ----   ------
                                                     (In Millions)
       Assets:
          Cash and short-term investments      $  182 $  208 $ --   $   --
          Restricted cash                          70     93   --       --
          Fixed maturity securities, trading       --     --   --      953
          Aircraft                                984  1,095   --       --
          Other invested assets                   513    716  779      830
          Other asset accounts                    182     48   --       --
                                               ------ ------  ----  ------
       Total assets                            $1,931 $2,160 $779   $1,783
                                               ====== ======  ====  ======
       Liabilities:
          Amounts due to related parties       $  281 $  432 $ --   $   --
          Other liability accounts                340    426   --       --
                                               ------ ------  ----  ------
       Total liabilities                       $  621 $  858 $ --   $   --
                                               ====== ======  ====  ======

Real Estate and Investment Funds

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs. The Company's exposure to funds that are unconsolidated VIEs was not material to the Company's financial condition as of December 31, 2012 or 2011.

Aircraft Trusts

AIG has created two VIEs, Castle 1 Trust and Castle 2 Trust, for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. Under a servicing agreement, International Lease Finance Corporation, an affiliate, acts as servicer for the aircraft owned by these entities. The Company and other AIG subsidiaries hold beneficial interests in these entities. These beneficial interests include passive investments in non-voting preferred equity and in debt issued by these entities. The debt of these entities is not an obligation of, or guaranteed by, the Company or by AIG or any of AIG's subsidiaries. The Company bears the obligation to absorb economic losses or receive economic benefits that could possibly be significant to Castle 1 Trust and Castle 2 Trust. As a result, the Company has determined that it is the primary beneficiary of Castle 1 Trust and Castle 2 Trust and fully consolidates these entities. See Note 16 herein for additional information on these entities.

ML II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. Prior to the March 2012 liquidation of ML II by the New York Fed, the Company had a significant variable economic interest in ML II, which was a VIE. See Note 4 for further discussion.

RMBS, CMBS, Other ABS and CDOs

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, the Company has determined that it is not the primary beneficiary of these entities. The fair values of the Company's investments in these structures are reported in Note 3 and Note 4 herein.

7. DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in DAC:

                                                    2012    2011    2010
                                                   ------  ------  ------
                                                        (In Millions)
     Balance at January 1                          $4,704  $5,315  $6,202
        Deferrals                                     584     663     528
        Accretion of interest/amortization           (592)   (722)   (709)
        Effect of unlocking assumptions used in
          estimating future gross profits              45      28     (68)
        Effect of realized gains on securities        (85)   (245)   (160)
        Effect of unrealized gains on securities     (498)   (335)   (478)
                                                   ------  ------  ------
     Balance at December 31                        $4,158  $4,704  $5,315
                                                   ======  ======  ======

The following table summarizes the activity in value of business acquired:

                                                      2012  2011  2010
                                                      ----  ----  ----
                                                        (In Millions)
        Balance at January 1                          $391  $443  $521
           Accretion of interest/amortization          (15)  (39)  (33)
           Effect of unlocking assumptions used in
             estimating future gross profits             5     1    --
           Effect of realized gains on securities      (23)   (5)  (22)
           Effect of unrealized gains on securities    (19)   (9)  (23)
                                                      ----  ----  ----
        Balance at December 31                        $339  $391  $443
                                                      ====  ====  ====

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $28 million, $24 million, $23 million, $20 million and $21 million, respectively.

The following table summarizes the activity in deferred sales inducements:

                                                      2012   2011   2010
                                                     -----  -----  -----
                                                        (In Millions)
       Balance at January 1                          $ 555  $ 667  $ 831
          Deferrals                                    112    134    129
          Accretion of interest/amortization          (140)  (167)  (164)
          Effect of unlocking assumptions used in
            estimating future gross profits             27      8     --
          Effect of realized gains on securities        (1)   (46)   (15)
          Effect of unrealized gains on securities    (199)   (41)  (114)
                                                     -----  -----  -----
       Balance at December 31                        $ 354  $ 555  $ 667
                                                     -----  -----  -----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products may be substantially lower than estimated, which can result in an impairment charge to DAC or the establishment of additional reserves. This review considers if additional DAC adjustments are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower yields. As a result of this review, the Company reduced DAC by $147 million and $152 million in 2012 and 2011, respectively.

The Company periodically unlocks assumptions as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2012, unlocking decreased amortization primarily due to decreased surrenders, partially offset by decreased interest spreads. In 2011, the Company recorded lower amortization primarily due to three unlocking events. First, a refinement was made to the estimated crediting rate. Second, base lapse and withdrawal rates were lowered to reflect recent experience. Third, the future interest spread was modified to incorporate additional spread compression. In 2010, unlocking increased amortization primarily due to unfavorable anticipated mortality for life insurance products, offset by improved surrender rates and higher than anticipated interest crediting spreads on deferred annuity products. Unlocking also reduced reserves on certain interest sensitive products.

8. FUTURE POLICY BENEFITS AND POLICYHOLDER CONTRACT DEPOSITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                    2012    2011
                                                   ------- -------
                                                    (In Millions)
              Future policy benefits:
                 Ordinary life                     $11,359 $11,105
                 Group life                             74      78
                 Life contingent group annuities       330     340
                 Life contingent annuities          15,882  14,710
                 Terminal funding                    1,324   1,294
                 Accident and health                   673     621
                                                   ------- -------
              Total                                $29,642 $28,148
                                                   ======= =======
              Policyholder contract deposits:
                 Annuities                         $52,435 $53,608
                 Guaranteed investment contracts     6,252   6,925
                 Corporate-owned life insurance      2,181   2,174
                 Universal life                     11,263  10,901
                 Other contract deposits               794     837
                                                   ------- -------
              Total                                $72,925 $74,445
                                                   ======= =======

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, other required reserves. Fixed-indexed business is reserved according to the guidance in derivative accounting standards. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1.0 percent to
11.0 percent.

The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products, which includes among other things the impact of investment returns and mortality, may be substantially lower than estimated, which can result in an impairment charge to DAC or the establishment of additional reserves. This review considers if additional future policy benefit reserves are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower yields.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


As a result of this review, the Company recognized a $336 million and $1.5 billion pre-tax decrease to accumulated other comprehensive income as a consequence of the recognition of additional policyholder benefit reserves in 2012 and 2011, respectively. A $119 million and $519 million deferred tax benefit was recorded related to this adjustment in 2012 and 2011, respectively, resulting in a $217 million and $959 million decrease to comprehensive income and total equity in 2012 and 2011, respectively.

For the year ended December 31, 2012, the Company recognized a pretax adjustment to policyholder benefit expense and an increase in reserves of $807 million as a consequence of actual loss recognition and a $61 million strengthening of long-term care reserves for updated morbidity assumptions. There was no actual loss recognition recorded in 2011 or 2010.

The liability for future policy benefits has been established on the basis of the following assumptions for 2012:

    . Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 1.0 percent to
       11.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 13.5 percent and grade to no less than zero.

    . Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual and group life was approximately
       6.5 percent.

The liability for policyholder contract deposits has been established on the basis of the following assumptions for 2012:

    . Interest credited on deferred annuities, which vary by year of issuance, range from a rate of 1.0 percent to 9.0 percent, including bonuses. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from zero percent to 20.0 percent grading to zero over a period of zero to 15 years.

    . GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 0.5 percent to 8.5 percent and the maturity ranges from 4 years to 21 years.

    . Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2012 was 4.6 percent.

    . The universal life policies have credited interest rates of 1.0 percent to 6.0 percent and guarantees ranging from 1.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life policies are subject to surrender charges that amount to 8.3 percent of the aggregate fund balance grading to zero over a period no longer than 20 years.

Participating life insurance accounted for approximately 0.8 percent of life insurance in force at December 31, 2012.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $35 million, $41 million and $43 million in 2012, 2011 and 2010, respectively, and were included as part of policyholders' benefits in the consolidated statements of income.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Guaranteed Benefits

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                             2012                               2011
                                              ---------------------------------- ----------------------------------
                                                                     Highest                            Highest
                                              Net Deposits Plus a Contract Value Net Deposits Plus a Contract Value
                                                Minimum Return       Attained      Minimum Return       Attained
                                              ------------------- -------------- ------------------- --------------
                                                                         ($ In Millions)
In the event of death (GMDB)
   Account value                                 $      13,943       $13,688        $      10,928       $13,128
   Net amount at risk (a)                                  955         1,093                1,348         2,132
   Average attained age of contract holders                 66            66                   66            67
   Range of guaranteed minimum return rates       0.00%-10.00%                       0.00%-10.00%
At annuitization (GMIB)
   Account value                                 $       2,981                      $       3,130
   Net amount at risk (b)                                  233                                271
   Weighted average period remaining until
     earliest annuitization                          0.1 years                          0.3 years
   Range of guaranteed minimum return rates        0.00%-6.50%                        0.00%-6.50%
Annual withdrawals at specified date (GMWB)
   Account value                                 $      14,587                      $      10,592
   Net amount at risk (c)                                  899                              1,358
   Weighted average period remaining until
     guaranteed payment                             16.7 years                         16.6 years
Accumulation at specified date (GMAV)
   Account value                                 $         826                      $         961
   Net amount at risk (d)                                    9                                 23
   Weighted average period remaining until
     guaranteed payment                              2.1 years                          3.0 years

(a)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
(b)Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value if all contract holders annuitized at their respective eligibility date.
(c)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.
(d)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders reached the specified date at the same balance sheet date.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in future policy benefits (GMDB/GMIB) and policyholder contract deposits (GMWB/GMAV) on the consolidated balance sheets:

                                            GMDB  GMIB GMWB GMAV
                                            ----  ---- ---- ----
                                                (In Millions)
              2012
              ----
              Balance at January 1          $378  $61  $543 $ 63
              Guaranteed benefits incurred    36   (6)  226  (32)
              Guaranteed benefits paid       (63)  (5)   --   --
                                            ----  ---  ---- ----
              Balance at December 31        $351  $50  $769 $ 31
                                            ====  ===  ==== ====
              2011
              ----
              Balance at January 1          $350  $52  $125 $ 49
              Guaranteed benefits incurred   107   13   418   14
              Guaranteed benefits paid       (79)  (4)   --   --
                                            ----  ---  ---- ----
              Balance at December 31        $378  $61  $543 $ 63
                                            ====  ===  ==== ====

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2012:

    . Data used was 50 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 7.5 percent.

    .  Volatility assumption was 16 percent.

    . Mortality was assumed to be 50.0 percent to 80.0 percent of the 1975-80 SOA Ultimate, 1983a and Ult. M tables.

    . Lapse rates vary by contract type and duration and range from zero to 37 percent.

    .  The discount rate used ranged from 5.5 percent to 10.0 percent.

There is a guaranteed minimum withdrawal benefit rider that is available on certain equity-indexed annuities. The rider has a waiting period of one year before charges are assessed and before the withdrawal option can be elected. To date, sales of this rider have been immaterial and no reserves are being held.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9. ACCIDENT AND HEALTH RESERVES

Activity in the liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business, which is reported in policy claims and benefits payable, is summarized as follows:

                                                               2012 2011 2010
                                                               ---- ---- ----
                                                               (In Millions)
  Balance as of January 1, net of reinsurance recoverable      $ 48 $ 43 $ 48
  Add: Incurred losses related to:
  Current year                                                   82   90   78
  Prior years                                                    60   71   62
                                                               ---- ---- ----
  Total incurred losses                                         142  161  140
                                                               ---- ---- ----
  Deduct: Paid losses related to:
  Current year                                                   85   91   82
  Prior years                                                    59   65   63
                                                               ---- ---- ----
  Total paid losses                                             144  156  145
                                                               ---- ---- ----
  Balance as of December 31, net of reinsurance recoverable      46   48   43
  Reinsurance recoverable                                         8   14   15
                                                               ---- ---- ----
  Balance as of December 31, gross of reinsurance recoverable  $ 54 $ 62 $ 58
                                                               ==== ==== ====

The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled, claims reported subsequent to the date of the balance sheets which have been incurred during the period then ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

10. REINSURANCE

The Company generally limits its exposure to loss on any single insured to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15 million.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Reinsurance transactions for the years ended December 31, 2012, 2011 and 2010 were as follows:

                                                                          Percentage
                                            Ceded to   Assumed            of Amount
                                    Gross     Other   From Other   Net     Assumed
                                    Amount  Companies Companies   Amount    to Net
                                   -------- --------- ---------- -------- ----------
                                               (In Millions)
December 31, 2012
Life insurance in force            $793,874 $108,760    $2,728   $687,842    0.40%
                                   ======== ========    ======   ========
Premiums:
   Life insurance and annuities    $  2,228 $    847    $   21   $  1,402    1.50%
   Accident and health insurance        228       13        (1)       214   -0.47%
                                   -------- --------    ------   --------
Total premiums                     $  2,456 $    860    $   20   $  1,616    1.24%
                                   ======== ========    ======   ========
December 31, 2011
Life insurance in force            $785,904 $117,210    $3,080   $671,774    0.46%
                                   ======== ========    ======   ========
Premiums:
   Life insurance and annuities    $  2,210 $    846    $   22   $  1,386    1.59%
   Accident and health insurance        246       17        --        229    0.00%
                                   -------- --------    ------   --------
Total premiums                     $  2,456 $    863    $   22   $  1,615    1.36%
                                   ======== ========    ======   ========
December 31, 2010
Life insurance in force            $788,672 $130,808    $3,252   $661,116    0.49%
                                   ======== ========    ======   ========
Premiums:
   Life insurance and annuities    $  2,202 $    815    $   23   $  1,410    1.63%
   Accident and health insurance        252       27        (3)       222   -1.35%
                                   -------- --------    ------   --------
Total premiums                     $  2,454 $    842    $   20   $  1,632    1.23%
                                   ======== ========    ======   ========

The Company's reinsurance agreements do not relieve it from its direct obligations to its insureds. Thus, a credit exposure exists with respect to life reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial strength of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Total reinsurance recoverables are included in reinsurance receivables on the consolidated balance sheets. Reinsurance recoverable on paid losses was approximately $111 million and $54 million at December 31, 2012 and 2011, respectively. Reinsurance recoverable on unpaid losses was approximately $108 million and $155 million at December 31, 2012 and 2011, respectively. Ceded claim and surrender recoveries under reinsurance agreements were $694 million, $579 million and $625 million for the years ended 2012, 2011 and 2010, respectively.

The Company identified an alternative internal funding solution for its XXX/AXXX reserves. This alternative solution involves fully recapturing the coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"), an affiliate, and simultaneously reinsuring this in-force, together with new business (term and universal life), to another affiliate, AGC Life, under a new coinsurance/modified coinsurance agreement. This new agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. Management received approvals of the recapture and reinsurance transactions on behalf of legacy AGL and AGC Life from the Texas and Missouri Departments of Insurance, respectively, in March 2011, with January 1, 2011 effective dates.

In December 2002, the Company entered into a coinsurance/modified coinsurance agreement with AIGB. The agreement had an effective date of March 1, 2002. Under the agreement, AIGB reinsured 100 percent quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

dates on or after March 1, 2002. The agreement was unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. This agreement did not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting was applied. This agreement was amended to terminate for new business issued on and after August 1, 2009. This agreement was recaptured for legacy AGL effective
January 1, 2011, as discussed above.

The agreements, between the Company and AIGB and AGC Life, also provide for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2012, 2011 and 2010 was a pre-tax expense of approximately $66 million, $59 million and $59 million, respectively, representing the risk charge associated with the reinsurance agreements.

On October 1, 2003, the Company entered into a coinsured/modified coinsurance agreement with AIGB. The agreement has an effective date of January 1, 2003. Under the agreement, AIGB reinsures 100 percent quota share of the Company's liability on virtually all general account deferred annuity contracts issued by the Company with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, the Company will retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2012, 2011 and 2010 was a pre-tax expense of approximately $3 million in each year and represented the risk charge associated with the reinsurance agreement.

In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIGB. The agreement has an effective date of January 1, 2003. Under the agreement, AIGB reinsures a 100 percent quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. This agreement was amended to terminate for new business issued on and after August 1, 2009. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2012, 2011 and 2010 was a pre-tax expense of approximately $4 million, $3 million and $5 million, respectively, representing the risk charge associated with the coinsurance agreement.

11. NOTES PAYABLE

On September 23, 2003 and January 14, 2004, Castle 1 Trust and Castle 2 Trust, respectively, issued five classes of notes payable.

The repayment terms of each class of notes are such that certain principal amounts are expected to be repaid on dates which are based on certain operating assumptions or refinanced through the issuance of new notes, but in any event are ultimately due for repayment on May 15, 2027 and November 15, 2026 for Castle 1 Trust and Castle 2 Trust, respectively. Each Trust has the right to make an optional redemption of any class of the notes. Should either Trust choose to exercise an early redemption of any of the notes, it may be required to pay a redemption premium.

The dates on which principal repayments on the notes will actually occur will depend on the cash flows generated from the portfolio of aircraft, each Trust's ability to refinance any or all of the notes and the amount of operating costs incurred in the ordinary course of business.

The notes are obligations solely of Castle 1 Trust and Castle 2 Trust and are not secured by the aircraft. The notes are not guaranteed by any lessee, sellers of aircraft, trustees of Castle 1 Trust, trustees of Castle 2 Trust, the Company or other beneficial interest holders of Castle 1 Trust, Castle 2 Trust, or any other person.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The outstanding principal balances and the unamortized hedge accounting fair value adjustments were as follows:

                                                     December 31, 2012 December 31, 2011
                                                     ----------------  ----------------
                                                     Castle   Castle   Castle   Castle
                                                     1 Trust  2 Trust  1 Trust  2 Trust
                                                     -------  -------  -------  -------
                                                              (In Millions)
Outstanding principal                                  $86     $162     $130     $257
Unamortized hedge accounting fair value adjustments     (3)      (5)      (4)      (7)
                                                       ---     ----     ----     ----
Notes payable, net                                     $83     $157     $126     $250
                                                       ===     ====     ====     ====

The weighted average interest rate on the notes during the twelve months ended December 31, 2012 and 2011 was 6.6 percent and 6.3 percent, respectively for Castle 1 Trust and 6.4 percent and 6.0 percent, respectively for Castle 2 Trust.

The Notes of Castle 1 Trust and Castle 2 Trust are payable to affiliates and third parties as follows:

                                            December 31, 2012 December 31, 2011
                                            ----------------- -----------------
                                            Castle   Castle   Castle   Castle
                                            1 Trust  2 Trust  1 Trust  2 Trust
                                            -------  -------  -------  -------
                                                     (In Millions)
     Notes payable - to affiliates, net       $54     $ 88     $ 79     $122
     Notes payable - to third parties, net     29       69       47      128
                                              ---     ----     ----     ----
     Notes payable, net                       $83     $157     $126     $250
                                              ===     ====     ====     ====

Included within Notes payable - to third parties, net on the consolidated balance sheets are outstanding borrowings taken by the Company from the FHLB as described in Note 12.

12. DEBT

In 2011, the Company became a member of the FHLB of Dallas. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, the Company is required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and its ownership interest in the FHLB of Dallas to secure advances obtained from the FHLB. Upon any event of default by the Company, the FHLB of Dallas's recovery would generally be limited to the amount of the Company's liability under advances borrowed.

On December 31, 2012, several life insurance companies were merged into the Company. Refer to Note 1 for further discussion. Each of the companies listed below were members in their respective FHLBs. In conjunction with the merger described in Note 1, WNL, AGLA and SALIC withdrew their membership from their respective FHLBs, and their interest in shares of the FHLB stock will be redeemed by the respective FHLBs over time.

Company                                Domiciliary State                      FHLB Bank
-------                                -----------------                      ---------
AGL                                    Texas                                  FHLB - Dallas
WNL                                    Texas                                  FHLB - Dallas
AGLA                                   Tennessee                              FHLB - Cincinnati
SALIC                                  Arizona                                FHLB - San Francisco

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012 and 2011, the carrying value of the Company's ownership in the FHLB of Dallas was $54 million and $59 million, respectively, which was reported in partnership and other invested assets. At December 31, 2012, the fair value of collateral pledged to secure advances was $372 million. As of December 31, 2012, the Company had outstanding borrowings of $60 million. There were no advances taken during 2011.

Advances taken by the Company which were outstanding at December 31, 2012 mature at various dates through 2015 and have stated interest rates which range from 0.24 percent to 0.54 percent.

13. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2012, the future minimum lease payments under the operating leases are as follows:

                                       (In Millions)
                           2013             $ 6
                           2014               4
                           2015               3
                           2016               2
                           2017               2
                           Thereafter         1
                                            ---
                           Total            $18
                                            ===

Rent expense was $7 million, $34 million and $39 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The leasing operations of Castle 1 Trust and Castle 2 Trust consist of leasing aircraft under operating leases which expire on various dates through 2018. At December 31, 2012, future minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2012, to be received by Castle 1 Trust and Castle 2 Trust under operating leases for the years ended December 31 are as follows:

                                       (In Millions)
                           2013            $119
                           2014              81
                           2015              50
                           2016              23
                           2017               9
                           Thereafter         1
                                           ----
                           Total           $283
                                           ====

Commitments to Fund Partnership Investments

The Company had commitments to provide funding to various limited partnerships totaling $595 million and $841 million for the periods ended December 31, 2012 and 2011, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. $444 million of the total commitments at December 31, 2012 are currently expected to expire by 2013, and the remaining by 2017 based on the expected life cycle of the related fund and the Company's historical funding trends for such commitments.

Mortgage Loan Commitments

The Company had $142 million in commitments relating to mortgage loans at December 31, 2012.

Other Commitments

In the ordinary course of business, the Company is obligated to purchase approximately $23 million of asset-backed securities in future periods at December 31, 2012. The expiration date of this commitment is in 2016.

The Company has entered into credit and short-term financing agreements under which the Company agreed to make loans to various affiliates (See Note 16).

The Company's wholly owned subsidiary, SA Affordable Housing, LLC ("SAAH LLC"), has invested and indirectly acquired low-income housing tax credits pursuant to
Section 42 of the Internal Revenue Code, as amended (the "federal tax credits"). In July 2010, SAAH LLC sold approximately $745 million in federal tax credits to unaffiliated investors through transactions that involved formation of investment limited partnerships in which SAAH LLC is the general partner. At the time of these transactions, SAAH LLC was a wholly owned subsidiary of SALIC, which merged with and into the Company on December 31, 2012 (see Note 1 for description of the merger). In connection with the sales of these federal tax credits, SALIC guaranteed, in favor of the unaffiliated investors, all payment obligations of SAAH LLC in its capacity as the general partner of the investment limited partnerships. Upon SALIC's merger with and into the Company, the Company assumed all of SALIC's obligations under these guarantees. SAAH LLC has retained proceeds from sales of the tax credits in an amount reasonably expected to meet its payment obligations as the general partner. Accordingly, the Company currently believes that any calls on its guarantees would be immaterial.

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value ("NAV") per share. The Fund's market value NAV was negatively impacted by a loss in 2008 on an asset-backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1 million for expected future capital contributions as of December 31, 2012.

CONTINGENT LIABILITIES

Legal Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company invested a total of $491 million in WG Trading Company, L.P. ("WG Trading") in two separate transactions (October 2000 and June 2004). The Company received back a total amount of $567 million from these

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

investments. In August 2010, a court-appointed receiver filed a lawsuit against the Company and other defendants seeking to recover any funds distributed in excess of the entities' investments. Robb, Evans & Associates LLC ("The Receiver") asserts that WG Trading and WG Trading Investors, L.P. were operated as a "ponzi" scheme. As of December 31, 2012, the Company believes it is not likely that contingent liabilities arising from this lawsuit will have a material adverse effect on the on the Company's consolidated financial condition, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $17 million and $26 million for these guaranty fund assessments at December 31, 2012, and 2011, respectively, which is reported within other liabilities in the accompanying consolidated balance sheets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

The Company recorded an increase of approximately $58 million and $179 million in the estimated reserves for IBNR death claims in 2012 and 2011, respectively, in conjunction with the use of the SSDMF to identify potential claims not yet filed. In 2012, the Company worked to resolve multi-state examinations relating to the handling of unclaimed property and the use of the SSDMF to identify death claims that have not been submitted to the Company in the normal course of business. The final settlement of these examinations was announced on October 22, 2012, pursuant to which AIG paid an $11 million regulatory assessment to the various state insurance departments that are parties to the regulatory settlement to defray costs of their examinations and monitoring. The Company paid $7 million of this amount. Although the Company has enhanced its claims practices to include use of the SSDMF, it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.

In addition, the state of West Virginia has two lawsuits pending against the Company relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by the Company and by AGLA (which merged into the Company on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

14. TOTAL EQUITY

Capital contributions received by the Company were $265 thousand, $16 million and $6 million in 2012, 2011 and 2010, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The components of accumulated other comprehensive income are as follows:

                                                             2012     2011     2010
                                                           -------  -------  -------
                                                                 (In Millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains                                  $12,608  $ 9,722  $ 6,541
   Gross unrealized losses                                    (704)  (2,143)  (2,289)
Net unrealized gains on other invested assets                  925      655      570
Adjustments to DAC, VOBA and deferred sales inducements     (1,804)  (1,088)    (703)
Insurance loss recognition                                  (2,048)  (1,712)    (234)
Foreign currency translation adjustments                        12       15       12
Deferred federal and state income tax expense               (3,096)  (1,913)  (1,350)
                                                           -------  -------  -------
   Accumulated other comprehensive income                  $ 5,893  $ 3,536  $ 2,547
                                                           =======  =======  =======

The following table presents the other comprehensive income (loss) reclassification adjustments for the years ended December 31:

                                             Unrealized gains
                                             (losses) of fixed                    Adjustment to
                                                 maturity                        deferred policy
                                              investments on                    acquisition costs,
                                             which other-than  Unrealized gains value of business
                                             temporary credit  (losses) on all     acquired and
                                             impairments were   other invested    deferred sales   Insurance loss
                                                   taken            assets         inducements      recognition
                                             ----------------- ---------------- ------------------ --------------
                                                                                     (In Millions)
DECEMBER 31, 2012
Unrealized change arising during period           $1,682           $ 1,787            $(817)          $(1,143)
Less: Reclassification adjustments included
  in net income                                      230            (1,356)            (101)             (807)
                                                  ------           -------            -----           -------
Total other comprehensive income, before
  income tax (expense) benefit                     1,452             3,143             (716)             (336)
Less: Income tax (expense) benefit                  (545)           (1,015)             257               119
                                                  ------           -------            -----           -------
Total other comprehensive income, net of
  income tax (expense) benefit                    $  907           $ 2,128            $(459)          $  (217)
                                                  ======           =======            =====           =======
DECEMBER 31, 2011
Unrealized change arising during period           $  616           $ 3,082            $(465)          $(1,478)
Less: Reclassification adjustments included
  in net income                                      291                (5)             (80)               --
                                                  ------           -------            -----           -------
Total other comprehensive income, before
  income tax (expense) benefit                       325             3,087             (385)           (1,478)
Less: Income tax (expense) benefit                  (111)           (1,104)             134               519
                                                  ------           -------            -----           -------
Total other comprehensive income, net of
  income tax (expense) benefit                    $  214           $ 1,983            $(251)          $  (959)
                                                  ======           =======            =====           =======
DECEMBER 31, 2010
Unrealized change arising during period           $1,793           $ 2,737            $(722)          $  (234)
Less: Reclassification adjustments included
  in net income                                      526              (275)            (107)               --
                                                  ------           -------            -----           -------
Total other comprehensive income, before
  income tax (expense) benefit                     1,267             3,012             (615)             (234)
Less: Income tax (expense) benefit                  (447)           (1,096)             216                81
                                                  ------           -------            -----           -------
Total other comprehensive income, net of
  income tax (expense) benefit                    $  820           $ 1,916            $(399)          $  (153)
                                                  ======           =======            =====           =======





                                             Foreign currency
                                               translation
                                                adjustment     Total
                                             ---------------- -------

DECEMBER 31, 2012
Unrealized change arising during period            $(3)       $ 1,506
Less: Reclassification adjustments included
  in net income                                     --         (2,034)
                                                   ---        -------
Total other comprehensive income, before
  income tax (expense) benefit                      (3)         3,540
Less: Income tax (expense) benefit                   1         (1,183)
                                                   ---        -------
Total other comprehensive income, net of
  income tax (expense) benefit                     $(2)       $ 2,357
                                                   ===        =======
DECEMBER 31, 2011
Unrealized change arising during period            $ 3        $ 1,758
Less: Reclassification adjustments included
  in net income                                     --            206
                                                   ---        -------
Total other comprehensive income, before
  income tax (expense) benefit                       3          1,552
Less: Income tax (expense) benefit                  (1)          (563)
                                                   ---        -------
Total other comprehensive income, net of
  income tax (expense) benefit                     $ 2        $   989
                                                   ===        =======
DECEMBER 31, 2010
Unrealized change arising during period            $ 7        $ 3,581
Less: Reclassification adjustments included
  in net income                                     --            144
                                                   ---        -------
Total other comprehensive income, before
  income tax (expense) benefit                       7          3,437
Less: Income tax (expense) benefit                  (3)        (1,249)
                                                   ---        -------
Total other comprehensive income, net of
  income tax (expense) benefit                     $ 4        $ 2,188
                                                   ===        =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance ("TDI") are limited by statute. The maximum amount of dividends which can be paid over a rolling twelve-month period to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the foregoing requirements, the maximum dividend payout that may be made in 2013 without prior approval of the TDI is $2.4 billion.

In 2012 and 2011, the Company paid dividends totaling $1.9 billion and $1.8 billion, respectively, to its Parent. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The TDI has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the TDI to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization. The effective date was September 30, 2010. The permitted practice had no impact on either the Company's statutory basis net income or total statutory surplus or impact on these financial statements. In addition, there was no impact on the Company's risk-based capital results.

Statutory net income and capital and surplus of AGL at December 31 were as follows:

                                             2012    2011    2010
                                            ------- ------- -------
                                                 (In Millions)
             Statutory net income           $ 3,641 $   924 $   778
             Statutory capital and surplus  $11,514 $15,626 $15,717

15. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:

                                           2012   2011    2010
                                          -----  -----  -------
                                              (In Millions)
                Current                   $  29  $(170) $   (15)
                Deferred                   (651)  (543)  (1,115)
                                          -----  -----  -------
                Total income tax benefit  $(622) $(713) $(1,130)
                                          =====  =====  =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The U.S. statutory income tax rate is 35 percent for 2012, 2011 and 2010. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate for the years ended December 31 due to the following:

                                                       2012     2011     2010
                                                     -------  -------  -------
                                                           (In Millions)
U.S. federal income tax (benefit) at statutory rate  $   845  $   464  $   721
Adjustments:
   Valuation allowance                                (1,457)  (1,225)  (1,679)
   State income tax                                       (2)      91      (84)
   Dividends received deduction                          (24)     (27)     (14)
   Audit corrections                                      12        1        4
   Prior year corrections                                 (3)      (8)     (21)
   Other credits, taxes and settlements                    7       (9)     (57)
                                                     -------  -------  -------
Total income tax benefit                             $  (622) $  (713) $(1,130)
                                                     =======  =======  =======

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                                                                             2012     2011
                                                                           -------  -------
                                                                             (In Millions)
Deferred tax assets:
   Excess capital losses and other tax carryovers                          $ 3,829  $ 5,213
   Basis differential of investments                                         1,085    1,075
   Policy reserves                                                           1,758    1,767
   Other                                                                       271      185
                                                                           -------  -------
   Total deferred tax assets before valuation allowance                      6,943    8,240
   Valuation allowance                                                      (3,467)  (5,018)
                                                                           -------  -------
   Total deferred tax assets                                                 3,476    3,222
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (2,074)  (1,969)
   Net unrealized gains on debt and equity securities available for sale    (3,081)  (2,429)
   State deferred tax liabilities                                              (21)      (5)
   Capitalized EDP                                                              (6)      (3)
                                                                           -------  -------
   Total deferred tax liabilities                                           (5,182)  (4,406)
                                                                           -------  -------
Net deferred tax liability                                                 $(1,706) $(1,184)
                                                                           =======  =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012, the Company had the following net operating losses carryforwards:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2008        $ 2          2023
                       2009         --          2024
                       2010         24          2025
                       2011         10          2026
                       2012         17          2027
                                   ---
                       Total       $53
                                   ===

At December 31, 2012, the Company had the following foreign tax credit carryovers:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2005        $ 1          2015
                       2006          6          2016
                       2007          1          2017
                       2008          2          2018
                       2009          3          2019
                       2010          9          2020
                       2011          7          2021
                       2012          7          2022
                                   ---
                       Total       $36
                                   ===

At December 31, 2012, the Company had the following capital loss carryforwards:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2008      $ 9,947        2013
                       2009          579        2014
                                 -------
                       Total     $10,526
                                 =======

At December 31, 2012, the Company had the following general business credit carryforwards:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2005       $ 18          2025
                       2006          7          2026
                       2007         90          2027
                       2008         15          2028
                       2009         27          2029
                       2010         38          2030
                       2011          7          2031
                       2012          7          2032
                                  ----
                       Total      $209
                                  ====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires the Company to weigh all positive and negative evidence to reach a conclusion that is more likely than not that all or some of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets weighs the sustainability of recent operating profitability, the predictability of future operating profitability of the character necessary to realize the deferred tax assets, and the Company's emergence from cumulative losses in recent years. The framework requires the Company to consider all available evidence, including:

    . the nature, frequency and severity of cumulative financial reporting losses in recent years;

    . the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

    . the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences;

    . prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies during the year ended December 31, 2012, the Company determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration.

For the year ended December 31, 2012, the Company released $1.6 billion of its deferred tax asset valuation allowance associated with capital loss carryforwards, of which $1.5 billion was allocated to net income. Additional capital loss carryforwards may be realized in the future if and when other prudent and feasible tax planning strategies are identified. Changes in market conditions, including rising interest rates above the Company's projections, may results in a reduction in projected taxable gains and reestablishment of a valuation allowance.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                              December 31,
                                                              ------------
                                                              2012   2011
                                                              ----  -----
                                                              (In Millions)
      Gross unrecognized tax benefits at beginning of period  $65   $ 345
         Increases in tax positions for prior years            20       1
         Decreases in tax positions for prior years            --    (281)
                                                              ---   -----
      Gross unrecognized tax benefits at end of period        $85   $  65
                                                              ===   =====

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2012, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012 and 2011, the Company's unrecognized tax benefits, excluding interest and penalties, were $67 million and $58 million, respectively. As of December 31, 2012 and 2011, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $11 million and $18 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2012 and 2011, the Company had accrued $18 million and $3 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the years ended December 31, 2012, 2011 and 2010, the Company recognized an expense of $11 million, $1 million and $1 million, respectively, of interest (net of federal benefit) and penalties in the consolidated statements of income.

The Company is currently under IRS examination for the taxable years 2003 to 2006. Although the final outcome of possible issues raised in any future examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company's taxable years 2001 to 2012 remain subject to examination by major tax jurisdictions.

16. RELATED-PARTY TRANSACTIONS

Events Related to AIG

Through a series of transactions that closed on January 14, 2011, AIG exchanged various forms of government support for AIG common stock, and the U.S. Department of the Treasury (the "Department of the Treasury") became AIG's majority shareholder, with approximately 92 percent of outstanding AIG common stock at that time.

The Department of the Treasury, as selling shareholder, sold all of its shares of AIG common stock through six registered public offerings completed in May 2011 and in March, May, August, September and December 2012 (the 2012 offerings collectively referred to as "the 2012 Offerings"). In the 2012 Offerings, the Department of the Treasury sold approximately 1.5 billion shares of AIG common stock for aggregate proceeds of approximately $45.8 billion. AIG purchased approximately 421 million shares of AIG common stock at an average price of $30.86 per share, for an aggregate purchase amount of approximately $13.0 billion, in the first four of the 2012 Offerings. AIG did not purchase any shares in the December 2012 offering. The Department of the Treasury still owns warrants to purchase 2.7 million shares of AIG common stock which expire in 2018.

AIG is currently regulated by the Board of Governors of the Federal Reserve System ("FRB") and subject to its examination, supervision and enforcement authority and reporting requirements as a savings and loan holding company ("SLHC"). In addition, under the Dodd-Frank Wall Street Reform and Consumer Protection Act ("Dodd-Frank"), AIG may separately become subject to the examination, enforcement and supervisory authority of the FRB. In October 2012, AIG received a notice that it is under consideration by the Financial Stability Oversight Council created by Dodd-Frank for a proposed determination that it is a systemically important financial institution ("SIFI"). Changes mandated by Dodd-Frank include directing the FRB to promulgate minimum capital requirements for both SLHCs and SIFIs.

Additional information on AIG is publicly available in AIG's regulatory filings with the U.S. Securities and Exchange Commission ("SEC"), which can be found at www.sec.gov. Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. The Company paid approximately $198 million, $278 million and $190 million for such services in 2012, 2011 and 2010, respectively. Accounts payable for such services were $172 million and $71 million at December 31, 2012 and 2011, respectively. The Company rents facilities and provides services on an allocated cost basis to various

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

affiliates. The Company also provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $282 million, $151 million and $144 million for such services and rent in 2012, 2011 and 2010, respectively. Accounts receivable for rent and services were $226 million and $47 million at December 31, 2012 and 2011, respectively.

The Company pays commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $39 million, $36 million and $32 million for the years ended December 31, 2012, 2011 and 2010, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 8 percent, 10 percent and 15 percent of premiums received in 2012, 2011 and 2010, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 16 percent, 14 percent and 16 percent of sales in 2012, 2011 and 2010, respectively.

On February 1, 2004, SAAMCo. entered into an administrative services agreement with The United States Life Insurance Company in the City of New York ("USL") (as successor by merger of First SunAmerica Life Insurance Company ("FSA") with and into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through USL's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts incurred by the Company under this agreement totaled $3 million, $2 million and $2 million in 2012, 2011 and 2010, respectively, and are included in the Company's consolidated statements of income.

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, VALIC, whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $15 million, $14 million and $13 million in 2012, 2011 and 2010, respectively, and are net of certain administrative costs incurred by VALIC of $4 million, $4 million and $4 million, respectively. The net amounts earned by SAAMCo are included in other revenue in the Company's consolidated statements of income.

Notes of Affiliates

On September 23, 2003, the Company purchased 75.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $201 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $513 million of fixed-rate asset-backed notes and subordinated deferred interest notes issued by Castle 1 Trust, which mature on May 15, 2027. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly-owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 1 Trust is consolidated in the Company's financial statements.

In 2004, the Company purchased 80.1 percent of the non-voting preferred equity issued by Castle 2 Trust for $242 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust are held by affiliates of the Company. In 2004, the Company purchased $60 million of fixed-rate asset-backed notes issued by Castle 2 Trust, which mature on November 15, 2026. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly-owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 2 Trust is consolidated in the Company's financial statements.

Castle 1 Trust, which is fully consolidated, recognized impairment losses of $4 million, $86 million and $5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Castle 2 Trust, which is fully consolidated, recognized impairment losses of $9 million and $87 million for the years ended December 31, 2012 and 2011, respectively. There were no impairments recognized in 2010.

On December 15, 2005, the Company invested $116 million in a Senior Promissory
Note issued by AGC Life, which matured on December 15, 2010. The Company recognized interest income on the Note of $6 million during 2010. Upon maturity, the Company reinvested the $116 million in a 6.10 percent Senior Promissory Note due

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 15, 2020, issued by AGC Life. The Note was redeemed by AGC Life on December 28, 2011. The Company recognized interest income of $7 million and $314 thousand on the Note during 2011 and 2010, respectively.

On September 15, 2006, the Company invested $560 million in a 5.57 percent fixed rate Senior Promissory Note issued by SunAmerica Financial Group, Inc. ("SAFG, Inc."), which matured on September 15, 2011. The Company recognized interest income of $22 million and $31 million on the Note during 2011 and 2010, respectively. Upon maturity, the Company reinvested $300 million in a
5.57 percent Senior Promissory Note due September 30, 2014, issued by SAFG, Inc. The Company recognized interest income of $16 million and $5 million on the Note during 2012 and 2011, respectively.

American Home and National Union Guarantees

American Home Assurance Company ("American Home") and National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), indirect wholly owned subsidiaries of AIG, have terminated the General Guarantee Agreements ("the Guarantees") with respect to prospectively issued policies and contracts issued by the Company. The Guarantees terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover the policies, contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

Capital Maintenance Agreement

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG will maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level risk-based capital ("RBC") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to Board of Directors and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

Financing Agreements

On July 1, 2011, the Company entered into a short-term financial arrangement with SAFG Retirement Services, Inc. ("SAFGRS"), whereby SAFGRS has the right to borrow up to $100 million from the Company. Principal amounts borrowed under the arrangement may be repaid and re-borrowed, in whole or in part, at any time and from time to time, without penalty. All advances made shall be repaid by SAFGRS in full no later than the stated maturity date of December 31, 2012. There was no outstanding balance under this arrangement at December 31, 2012 or 2011. This short-term financing arrangement expired by its terms on December 31, 2012.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from SAFGRS. All terms and conditions set forth in the arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2012 or 2011.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated December 19, 2001, whereby SAFGRS has the right to borrow up to $500 million from the Company. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2012 and 2011.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

On January 20, 2004 and February 15, 2004, the Company entered into separate short-term financing arrangements with USL, whereby the Company has the right to borrow up to $15 million under each agreement from USL. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2012 and 2011.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with USL, dated February 15, 2004, whereby USL has the right to borrow up to $15 million from the Company. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2012 and 2011.

On September 15, 2006, the Company amended and restated a short-term financial arrangement with SAAH LLC, whereby SAAH LLC has the right to borrow up to $200 million from the Company. Outstanding borrowings bear interest at a fluctuating rate per annum (computed on the basis of a 360-day year and the actual days elapsed) equal to the daily Federal Commercial Paper rate, formally known as the Fed H.15 Financial CP 1 day (yield) (the "Fed H.15") (ticker H15F001Y), as calculated every business day by the Federal Reserve Bank and published by Bloomberg. The interest rate for each Advance shall equal the average daily rate of the Fed H.15 for the period in which the relevant Advance is outstanding. There was no outstanding balance under this agreement at December 31, 2012 or 2011.

On April 10, 2010, the Company amended and restated a short-term financing arrangement with SAFGRS, whereby SAFGRS has the right to borrow up to $520 million from the Company. The principal amount of the note was originally for $950 million. Interest under the note is payable on the outstanding daily unpaid principal amount of each advance from the date the advance is made until payment in full, and accrues on a fluctuating rate per annum (computed on the basis of a 360-day year and the actual days elapsed) equal to three-month USD-LIBOR plus 300 basis points (3.0 percent) for each interest period under the note; provided however, that at any given time, the three-month USD-LIBOR rate shall not be less than 3.5 percent. Interest accrued is payable on January 10, April 10, July 10, and October 10 of each year, commencing on
July 10, 2010 and ending on and including April 10, 2011 (unless the short-term financing arrangement is extended in accordance with its terms). On January 10, 2009, as required under AIG's credit facility agreement with the New York Fed, the Company and SAFGRS executed an affiliate subordination agreement in respect to the amended and restated short-term financing arrangement (the "Subordination Agreement"), pursuant to which the Company agreed to subordinate its rights under the short-term financing arrangement in favor of the New York Fed in limited circumstances. As a result of the complete repayment by AIG of all amounts owing under AIG's revolving credit facility with the New York Fed on January 14, 2011, the Subordination Agreement was terminated by the Company and SAFGRS on February 22, 2011. On April 11, 2011, SAFGRS repaid the amount borrowed under the note of $218 million, and by its terms the note expired. There was no outstanding balance at December 31, 2011.

GIC Assumption

On June 3, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, U.S. Bank National Association, as trustee ("US Bank"), and the Salt Verde Financial Corporation ("Salt Verde"), pursuant to which the Company assumed all of AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and US Bank relating to certain bonds issued by Salt Verde. As part of this assignment and assumption, the Company received from AIGMFC approximately $312 thousand, representing the then outstanding principal amount of investments under the investment agreement plus accrued but unpaid interest thereon. The Company also entered into a swap with AIG Markets, Inc. ("AIG Markets") in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG.

On June 30, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, US Bank, as trustee, and the Southern California Public Power Authority ("SCPPS"), pursuant to which the Company assumed all of AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and US Bank relating to certain bonds issued by SCPPA. As part of this assignment and assumption, the Company received from AIGMFC approximately $14 million, representing the then outstanding principal amount of

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

investments under the investment agreement plus accrued by unpaid interest thereon. The Company also entered into a swap with AIG Markets in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG.

On September 22, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, The Bank of New York Mellon Trust Company, N.A., as the trustee ("BONY"), and the Long Beach Bond Finance Authority ("Long Beach"), pursuant to which the Company assumed all of the AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and BONY relating to certain bonds issued by Long Beach. As part of this assignment and assumption, the Company received from AIGMFC approximately $20 million, representing the then outstanding principal amount of investments under the investment agreement plus accrued but unpaid interest thereon. The Company also entered into a swap with AIG Markets in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG.

Other

Effective August 1, 2003, the Company and AIGB entered into a Cut-through Agreement pursuant to which insurers, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $405 thousand at December 31, 2012 and $445 thousand at December 31, 2011. The Company believes the probability of loss under this agreement is remote.

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the AIG Property and Casualty group. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $1.2 billion and $1.1 billion at December 31, 2012 and 2011, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving AIG Property and Casualty group members where those members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the AIG Property and Casualty group members were no longer contingently liable for the payments to the claimant.

17. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the "U.S. Plans"). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans"). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

18. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

Ambrose Transactions

On February 6, 2013, the Company acquired certain financial assets from AIG and subsequently entered into a related securitization transaction involving certain affiliates and a third party for the purpose of enhancing its risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG consisted of a portfolio of structured securities ("Secondary Portfolio 2") with a fair market value of $159 million in exchange for an intraday Demand Note that was subsequently extinguished. The securitization transaction involved the Company's transfer of a portfolio of its high grade corporate securities along with the Secondary Portfolio 2 with a combined carrying value of approximately $2.0 billion to a newly formed special purpose entity, Ambrose 2013-2 ("Ambrose 2"). The Company received 100 percent of its consideration for the transferred securities in the form of beneficial interests in structured securities issued by Ambrose 2 in three tranches, (Class A1, B and X), with a fair value of approximately $2.0 billion. The Class X notes ($67 million) were subsequently transferred on the same day to AIG in exchange for cancellation of the $159 million Demand Note resulting in a $92 million capital contribution to the Company. Ambrose 2 also issued a tranche of Class A2 notes to third party investors and received cash consideration of $25 million. Ambrose 2 also received a capital commitment of up to $300 million from a non-U.S. subsidiary of AIG, guaranteed by AIG, pursuant to which such entity will contribute funds to Ambrose 2 upon demand. AIG indirectly bears the first loss position in the transaction through its ownership of the Class X notes and the capital commitment.

Ambrose 2 is a VIE and the Company maintains the power to direct the activities of Ambrose 2 that most significantly impact its economic performance and bears the obligation to absorb losses or receive benefits from Ambrose 2 that could potentially be significant to the VIE. Accordingly, the Company will consolidate this entity. The Class A1 and Class B structured securities issued by Ambrose 2 and held by the Company are eliminated in consolidation. The Class X Notes and the Class A2 Notes issued by Ambrose 2 and held by AIG and a third party, respectively, are classified as notes payable. On a consolidated basis, the Ambrose 2 transaction resulted in an increase in the Company's assets (Secondary Portfolio 2 and cash), liabilities (notes payable) and shareholder's equity (capital contribution from AIG).

On April 10, 2013, the Company executed a similar transaction to Ambrose 2 in which it acquired certain financial assets from AIG and subsequently entered into a related securitization transaction involving certain affiliates and a third party for the purpose of enhancing its risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG consisted of a portfolio of structured securities ("Secondary Portfolio 3") with a fair market value of $179 million in exchange for an intraday Demand Note. that was subsequently extinguished The securitization transaction involved the Company's transfer of a portfolio of its high grade corporate securities along with the Secondary Portfolio 3 with a combined carrying value of approximately $2.1 billion to a newly formed special purpose entity, Ambrose 2013-3 ("Ambrose 3"). The Company received 100 percent of its consideration for the transferred securities in the form of beneficial interests in structured securities issued by Ambrose 3 in three tranches, (Class A1, B and X), with a fair value of approximately $2.1 billion. The Class X notes ($58 million) were subsequently transferred on the same day to AIG in exchange for cancellation of the $179 million Demand Note resulting in a $121 million capital contribution to the Company. Ambrose 3 also issued a tranche of Class A2 notes to third party investors and received cash consideration of $25 million. Ambrose 3 also received a capital commitment of up to $300 million from a non-U.S. subsidiary of AIG, guaranteed by AIG, pursuant to which such entity will contribute funds to Ambrose 3 upon demand. AIG indirectly bears the first loss position in the transaction through its ownership of the Class X notes and the capital commitment.

Ambrose 3 is a VIE and the Company maintains the power to direct the activities of Ambrose 3 that most significantly impact its economic performance and bears the obligation to absorb losses or receive benefits from Ambrose 3 that could potentially be significant to the VIE. Accordingly, the Company will consolidate this entity.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Class A1 and Class B structured securities issued by Ambrose 3 and held by the Company are eliminated in consolidation. The Class X Notes and the Class A2 Notes issued by Ambrose 3 and held by AIG and a third party, respectively, are classified as notes payable. On a consolidated basis, the Ambrose 3 transaction resulted in an increase in the Company's assets (Secondary Portfolio 3 and cash), liabilities (notes payable) and shareholder's equity (capital contribution from AIG).

Dividend to AGC Life

The Company paid a $571 million dividend to AGC Life on March 28, 2013.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are included in Part B of this Registration
Statement:



- Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2012.





- Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2012, 2011 and 2010.


(b) Exhibits


(1)    Resolution Establishing Separate Account....................  2
(2)    Form of Custody Agreements..................................  Not Applicable
(3)    (a)  Form of Distribution Contract..........................  2
       (b)  Selling Agreement......................................  20
(4)    Variable Annuity Contract...................................  3
       (a)  Individual Annuity Contract............................  9
       (b)  Optional Enhanced Death Benefit Endorsement............  6
       (c)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
            Anniversary Value Endorsement..........................  11
       (d)  Optional Guaranteed Minimum Withdrawal Benefit
            Endorsement............................................  12
       (e)  Optional Guaranteed Living Benefit Endorsement ........  13
       (f)  Form of Optional Guaranteed Living Benefit
            Endorsement............................................  15
       (g)  Form of Optional Guaranteed Living Benefit
            Endorsement............................................  15
       (h)  Form of Return of Purchase Payment Death Benefit
            Endorsement............................................  15
       (i)  Form of Maximum Anniversary Value Optional Death
            Benefit Endorsement....................................  15
       (j)  AGL Optional Guaranteed Living Benefit Extension Data
            Page Endorsement.......................................  23
       (k)  AGL Optional Guaranteed Minimum Withdrawal Benefit
            Maximum Anniversary Value Extension Endorsement........  File Herewith
       (l)  AGL Optional Guaranteed Minimum Withdrawal Benefit
            Maximum Anniversary Value Extension Endorsement
            (Life).................................................  File Herewith
       (m)  Merger Endorsement.....................................  20
(5)    Application for Contract
       (a)  Participant Enrollment Form............................  5
       (b)  Annuity Application....................................  5
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of
            American General Life Insurance Company, effective
            December 31, 1991......................................  1
       (b)  Amendment to the Amended and Restated Articles of
            Incorporation of American General Life Insurance
            Company, effective July 13, 1995.......................  4
       (c)  By-Laws of American General Life Insurance Company,
            restated as of June 8, 2005............................  10
(7)    Reinsurance Contract........................................  Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement.......  19
       (b)  SunAmerica Series Trust Fund Participation Agreement...  19
       (c)  American Funds Fund Participation Agreement............  8
       (d)  Lord Abbett Fund Participation Agreement...............  8
       (e)  Van Kampen Fund Participation Agreement................  7
       (f)  Franklin Templeton Variable Insurance Products Trust
            Fund Participation Agreement...........................  14
       (g)  AIM Variable Insurance Funds (Invesco Variable
            Insurance Funds) Fund Participation Agreement..........  16
       (h)  Form of Consents to Assignment of Fund Participation
            and other Agreements...................................  20
(9)    Opinion of Counsel and Consent of Depositor.................  21
(10)   Consents....................................................  Filed Herewith
(11)   Financial Statements Omitted from Item 23...................  Not Applicable
(12)   Initial Capitalization Agreement............................  Not Applicable

(13)   Other
       (a)  Power of Attorney -- American General Life Insurance
            Company Directors......................................  22
       (b)  Notice of Termination of Support Agreement.............  18
       (c)  Capital Maintenance Agreement of American International
            Group, Inc. ...........................................  18
       (d)  Unconditional Capital Maintenance Agreement between
            American International Group, Inc. and American General
            Life Insurance Company.................................  17
       (e)  Specimen Form of Agreement and Plan of Merger..........  14



--------

1 Incorporated by reference to Initial Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement of File Nos. 333-25473 and 811-3859, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.

3 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-25473 and 811-03859, filed on March 20, 1998, Accession No. 0000950148-98-000534.

4 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

5 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.

6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

7 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

8 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

9 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.

10 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
   No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

11 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment
   No. 26, File Nos. 333-58234 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004638.

12 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-137887 and 811-03859, filed on February 4, 2008, Accession No. 0000950137-08-001537.

13 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   6, File Nos. 333-137867 and 811-03859, filed on April 28, 2008, Accession No. 0000950148-08-000092.

14 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-137887 and 811-03859, filed on April 28, 2008, Accession No. 0000950148-08-000102.

15 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.

16 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

17 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   149, File Nos. 333-151576 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on May 2, 2011, Accession No. 0001193125-11-120309.

18 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
   No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
   Accession No. 0000950123-11-040070.

19 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

20 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-
   014430.


21 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185791 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-
   014449.



22 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-185762 and 811-03859 filed on April 29, 2013.





23 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-185778 and 811-03859 filed on April 29, 2013.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-----------------------------------------------
Jay S. Wintrob(2)                Director, Chairman, President and Chief Executive
                                 Officer
Bruce R. Abrams                  Director and President -- Fixed Annuities
Thomas J. Diemer                 Director, Senior Vice President and Chief Risk
                                 Officer
Jeffrey M. Farber(5)             Director
Mary Jane B. Fortin              Director, Executive Vice President and Chief
                                 Financial Officer
Deborah A. Gero(2)               Director, Senior Vice President and Chief
                                 Investment Officer
Jana W. Greer(3)                 Director and President -- Retirement Income
                                 Solutions
Stephen A. Maginn(3)             Director, Senior Vice President and Chief
                                 Distribution Officer
James A. Mallon                  Director and President -- Life and Accident &
                                 Health
Jonathan J. Novak                Director and President -- Institutional Markets
Curtis W. Olson(1)               Director and President -- Group Benefits
Robert M. Beuerlein              Senior Vice President and Chief and Appointed
                                 Actuary
Randall W. Epright               Senior Vice President and Chief Information
                                 Officer
Christine A. Nixon(2)            Senior Vice President and Chief Legal Officer
Tim W. Still                     Senior Vice President and Chief Operations Officer
Steven D. Anderson               Vice President and Controller
Jim A. Coppedge                  Vice President and Assistant Secretary
Julie Cotton Hearne              Vice President and Secretary
David H. den Boer                Vice President and Chief Compliance Officer
John B. Deremo                   Vice President, Distribution
William T. Devanney, Jr.         Vice President and Tax Officer
Gavin D. Friedman(2)             Vice President and Litigation Officer
Leo W. Grace                     Vice President, Product Filings
Tracy E. Harris                  Vice President, Product Filings
Mallary L. Reznik(2)             Vice President and Assistant Secretary
T. Clay Spires                   Vice President and Tax Officer
Michael E. Treske                Vice President, Distribution
William C. Wolfe                 Vice President and Treasurer
Manda Ghaferi(2)                 Vice President
David S. Jorgensen               Vice President
Melissa H. Cozart                Privacy Officer
Craig M. Long                    Anti-Money Laundering and Office of Foreign Asset
                                 Control Officer
David J. Kumatz(4)               Assistant Secretary
Virginia N. Puzon(2)             Assistant Secretary
Larry E. Blews                   38a-1 Compliance Officer



--------


   (1) 3600 Route 66, Neptune, NJ 07753



   (2) 1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067



   (3) 21650 Oxnard Street, Woodland Hills, CA 91367



   (4) 200 American General Way, Brentwood, TN 37027



   (5) 1 New York Plaza, New York, NY 10004


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc.

can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-13-001390, filed on February 21, 2013. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 2, 2013, the number of Polaris II Platinum Series contracts funded by Variable Separate Account was 1,065 of which 458 were qualified and 607 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    American General Life Insurance Company -- Variable Separate Account American General Life Insurance Company -- Variable Annuity Account One American General Life Insurance Company -- Variable Annuity Account Two American General Life Insurance Company -- Variable Annuity Account Four American General Life Insurance Company -- Variable Annuity Account Five American General Life Insurance Company -- Variable Annuity Account Seven American General Life Insurance Company -- Variable Annuity Account Nine The United States Life Insurance Company in the City of New York -- FS Variable Separate Account
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five
    Anchor Series Trust
    Seasons Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.
    SunAmerica Specialty Series

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Senior Vice President
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
Michael E. Treske           Chief Distribution Officer
Rebecca Snider              Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary



     --------


      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.


     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.


     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, has duly caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April, 2013.


                                        VARIABLE SEPARATE ACCOUNT

                                        (Registrant)



                                        BY: AMERICAN GENERAL LIFE INSURANCE
                                            COMPANY
                                            (On behalf of the Registrant and
                                            itself)



                                        BY: /s/ MARY JANE B. FORTIN

                                            ------------------------------------

                                            MARY JANE B. FORTIN
                                            EXECUTIVE VICE PRESIDENT AND
                                            CHIEF FINANCIAL OFFICER



As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
*JAY S. WINTROB                    Chairman of the Board, President       April 29, 2013
-----------------------------        and Chief Executive Officer
JAY S. WINTROB


*BRUCE R. ABRAMS                   Director and President -- Fixed        April 29, 2013
-----------------------------                 Annuities
BRUCE R. ABRAMS


*THOMAS J. DIEMER                Director, Senior Vice President and      April 29, 2013
-----------------------------             Chief Risk Officer
THOMAS J. DIEMER


*JEFFREY M. FARBER                             Director                   April 29, 2013
-----------------------------
JEFFREY M. FARBER


MARY JANE B. FORTIN               Director, Executive Vice President      April 29, 2013
-----------------------------        and Chief Financial Officer
*MARY JANE B. FORTIN


                                 Director, Senior Vice President and
-----------------------------          Chief Investment Officer
DEBORAH A. GERO


*JANA W. GREER                               Director and                 April 29, 2013
-----------------------------          President -- Retirement
JANA W. GREER                              Income Solutions


*STEPHEN A. MAGINN               Director, Senior Vice President and      April 29, 2013
-----------------------------         Chief Distribution Officer
STEPHEN A. MAGINN


*JAMES A. MALLON                  Director and President -- Life and      April 29, 2013
-----------------------------             Accident & Health
JAMES A. MALLON


*JONATHAN J. NOVAK                           Director and                 April 29, 2013
-----------------------------     President -- Institutional Markets
JONATHAN J. NOVAK


*CURTIS W. OLSON                   Director and President -- Group        April 29, 2013
-----------------------------                  Benefits
CURTIS W. OLSON


*STEVEN D. ANDERSON                 Vice President and Controller         April 29, 2013
-----------------------------
STEVEN D. ANDERSON


/s/ MANDA GHAFERI                          Attorney-In-Fact               April 29, 2013
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
   (4)(k)       AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
                Extension Endorsement
   (4)(l)       AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
                Extension Endorsement (Life)
   (10)         Consents